GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds - 97.8%
Alabama - 2.7%
Alabama Economic Settlement Authority RB for BP Exploration &
Production, Inc. Series 2016 A (A1/A-)
$ 5,000,000 4.000%
09/15/2033
$ 5,002,644
Alabama Housing Finance Authority Multifamily Housing RB for
Cooper Green Homes Project Series 2024 C (Aa1/NR)
1,175,000 5.000
(a)(b)
02/01/2029
1,221,621
Ascension Health RB for Ascension Senior Credit Group Series
2016C (Aa3/AA)
7,000,000 5.000
11/15/2046
7,006,000
Board of  Trustees of  Alabama State University General Tuition
and Fee RB Series 2025 (AG) (A1/AA)
1,000,000 5.250
09/01/2039
1,131,086
2,000,000 5.500
09/01/2045
2,169,716
Energy Southeast a Cooperative District Energy Supply RB 2024
Series B (A1/NR)
6,500,000 5.250
(a)(b)
07/01/2054
7,072,508
Energy Southeast, A Cooperative District Energy Supply RB Series
2023B-1 (Fixed Rate) (A1/NR)
4,150,000 5.750
(a)(b)
04/01/2054
4,596,158
Health Care Authority for Baptist Health Series 2023 (A3/BBB+)
1,500,000 5.000
11/15/2029
1,597,152
500,000 5.000
11/15/2035
540,685
1,550,000 5.000
11/15/2036
1,665,718
775,000 5.000
11/15/2037
828,284
Hoover Industrial Development Board RB for United States Steel
Corp. Series 2019 (Ba3/BB+)
4,920,000 5.750
10/01/2049
4,957,456
Jefferson County Alabama Sewer Revenue Warrants Series 2024
(Baa1/BBB+)
2,000,000 5.000
10/01/2039
2,172,173
2,000,000 5.250
10/01/2042
2,150,877
2,500,000 5.250
10/01/2045
2,626,221
Jefferson County Sewer Revenue Warrants Series 2024
(Baa1/BBB+)
27,860,000 5.500
10/01/2053
29,133,450
Limestone County Water and Sewer Authority Water and Sewer RB
Series 2024 (Aa3/AA-)
500,000 5.000
12/01/2044
530,383
Midcity Improvement District Special Assessment RB Series 2022
(NR/NR)
100,000 3.875
11/01/2027
98,205
500,000 4.250
11/01/2032
483,714
Southeast Alabama Gas Supply District Gas Supply RB Refunding
Series 2024B (A1/NR)
50,000,000 5.000
(a)(b)
06/01/2049
53,647,725
Southeast Energy Authority A Cooperative District Energy Supply
RB, Series 2025E (Aa3/NR)
55,600,000 5.000
10/01/2030
59,733,571
Southeast Energy Authority A Cooperative District Energy Supply
RB, Series 2025H (A1/NR)
20,000,000 5.000
11/01/2035
21,454,394
Southeast Energy Authority Commodity Supply RB Series 2022A-
1 (A1/NR)
6,000,000 5.500
(a)(b)
01/01/2053
6,431,992
Southeast Energy Authority, A Cooperative District Energy Supply
RB Series 2025C (Aa1/NR)
23,000,000 5.000
(a)(b)
05/01/2055
24,614,616
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Alabama – (continued)
The Black Belt Energy Gas District Gas Project RB 2025 Series C
(NR/BBB-)
$ 15,000,000 5.500%
(a)(b)(c)
11/01/2056
$ 15,896,867
The Black Belt Energy Gas District Gas Project RB, 2024 Series D
(A1/NR)
4,000,000 5.000
(a)(b)
03/01/2055
4,276,480
The Educational Building Authority of The City of Homewood
Alabama Lease RB Tax-Exempt Series 2024-A (Baa2/NR)
4,500,000 5.500
10/01/2049
4,557,514
The Educational Building Authority of The City of Homewood
Alabama RB Tax-Exempt Series 2024-C (Baa2/NR)
4,175,000 5.500
10/01/2049
4,228,360
The Industrial Board of the Town of West Jefferson Pollution
Control Revenue Refunding Bonds for Alabama Power
Company Project Series 1998 (A1/A)
8,540,000 3.650
(a)
06/01/2028
8,657,732
The Industrial Development Authority of Mobile County Solid
Waste Disposal RB AM NS Calvert LLC Project Series 2024A
(Baa2/BBB)
12,650,000 5.000
06/01/2054
12,073,299
The Industrial Development Board of the City of Mobile Pollution
Control RB for Alabama Power Company Barry Plant Project
Series 2007-C (A1/A) (PUTABLE)
3,470,000 3.780
(a)(b)
06/01/2034
3,477,168
The Industrial Development Board of The City of Prattville
Environmental Improvement Refunding Bonds International
Paper Company Project Series 2019B (NR/BBB) (PUTABLE)
1,335,000 3.450
(a)(b)
11/01/2033
1,339,247
The Industrial Development Board of The City of Prattville
Recovery Zone Facility Revenue Refunding Bonds
International Paper Company Project Series 2019C
(NR/BBB) (PUTABLE)
1,925,000 3.450
(a)(b)
11/01/2033
1,931,124
The Industrial Development Board of The City of Selma Gulf
Opportunity Zone Revenue Refunding Bonds International
Paper Company Project Series 2019A (NR/BBB) (PUTABLE)
1,040,000 3.450
(a)(b)
11/01/2033
1,043,308
The Public Educational Building Authority of Jacksonville Higher
Educational Facilities RB for JSU Foundation Project Series
2024 Consisting of: Series 2024-A (BAM) (Baa2/AA)
3,550,000 5.250
08/01/2049
3,677,499
4,500,000 5.000
08/01/2056
4,540,707
Water Works Board of The City of Birmingham Revenue
Anticipation Bond Series 2024 (NR/NR)
9,600,000 3.750
(c)
09/01/2026
9,599,963
Water Works Board of The City of Birmingham Senior Water RB
Refunding Series 2016-B (Aa3/NR)
1,250,000 5.000
(d)
01/01/2027
1,280,510
317,446,127
Alaska - 0.1%
Alaska Industrial Development and Export Authority Power
Revenue Refunding Bonds Series 2015 (Baa2/NR)
1,380,000 4.000
01/01/2028
1,379,951
Matanuska-Susitna Borough State of Alaska Lease Revenue
Refunding Bonds Series 2025B (Aa3/AA-)
3,745,000 5.000
09/01/2026
3,801,991
5,000,000 5.000
09/01/2027
5,192,836

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Alaska – (continued)
Northern Tobacco Securitization Corp. Tobacco Settlement Asset
Back Bonds Series 2021 (NR/A)
$ 1,750,000 5.000%
06/01/2031
$ 1,888,959
12,263,737
American Samoa - 0.0%
American Samoa Economic Development Authority RB Refunding
Series 2021 C (Ba3/NR)
1,000,000 3.720
(c)
09/01/2027
975,187
a a
Arizona - 1.6%
Arizona Health Facilities Authority Hospital RB for Banner Health
Series 2007 B (NR/AA-)
(S&P 7 Day Municipal Intermediate Grade Rate + 0.81%)
66,000,000 4.080
(b)(e)
01/01/2037
65,209,709
Arizona IDA Education RB for Academies of Math & Science
Projects Series 2023 (NR/BB+)
470,000 4.500
(c)
07/01/2033
473,034
250,000 5.250
(c)
07/01/2043
248,997
Arizona IDA Lease RB for Greenville University Student Housing
and Athletic Facilities Project Series 2022 (NR/BB+)
8,000,000 6.500
(c)
11/01/2053
7,911,295
Arizona Industrial Development Authority Arizona Industrial
Development Authority (NR/BB+)
1,400,000 4.875
(a)(b)(c)
07/01/2060
1,394,300
Arizona Industrial Development Authority RB for Candeo
Schools Obligated Group Project Series 2020 A
(SD CRED PROG) (NR/AA-)
425,000 3.375
07/01/2041
364,606
Arizona Industrial Development Authority RB for Equitable School
Revolving Fund LLC Obligated Group Series 2019 A (NR/A)
1,400,000 5.000
11/01/2044
1,409,886
Arizona Industrial Development Authority RB for Kipp New York,
Inc. Macombs Facility Series 2021 A (NR/BBB-)
1,065,000 4.000
07/01/2051
880,652
Arizona Industrial Development Authority RB for Provident Group
- EMU Properties LLC Series 2018 (Ca/NR)
365,000 5.000 *
05/01/2024
365,000
300,000 5.000 *
05/01/2029
300,000
650,000 5.000 *
05/01/2031
650,000
Arizona Industrial Development Authority RB for Somerset
Academy of Las Vegas Series 2021 A (NR/BB+)
375,000 3.000
(c)
12/15/2031
354,724
Arizona Industrial Development Authority Senior Living RB  First
Tier Series 2025 A2 (NR/NR)
5,915,000 5.125
01/01/2059
5,479,505
Arizona Industrial Development Authority Senior Living
RB  Second Tier Series 2025 A2 (NR/NR)
5,948,081 5.125
01/01/2059
4,509,025
City of Chandler IDA Industrial Development RB for Intel Corp.
Project Series 2005 (NON-AMT) (Baa2/BBB)
3,350,000 3.800
(a)(b)
12/01/2035
3,387,480
City of Chandler IDA RB for Intel Corp. Project Series 2022-2
(Baa2/BBB)
13,800,000 5.000
(a)(b)
09/01/2052
14,062,809
City of Glendale, Arizona Subordinate Excise Tax RR Obligations,
Series 2017 (Aa3/AA+)
2,505,000 5.000
07/01/2029
2,595,687
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Arizona – (continued)
City of Mesa, Arizona Utility Systems RR Bonds, Series 2021
(Aa2/AA-)
$ 1,400,000 4.000%
07/01/2035
$ 1,459,617
City of Phoenix Civic Improvement Corporation RB for Junior
Lien Airport Series 2019 A (Aa3/A+)
1,375,000 3.000
07/01/2049
1,025,440
City of Phoenix Civic Improvement Corporation RB for Junior
Lien Airport Series 2019 B (Aa3/A+)
3,790,000 3.250
07/01/2049
2,870,741
City of Phoenix Civic Improvement Corporation RB for Rental Car
Facility Charge Series 2019 A (A2/A)
2,225,000 5.000
07/01/2045
2,270,221
City of Phoenix Civic Improvement Corporation Water System RB
Refunding Junior Lien Series 2016 (Aa2/AAA)
7,000,000 5.000
07/01/2030
7,079,242
Coconino County Pollution Control Refunding RB for Nevada
Power Company Projects Pollution Control Corp. Series
2017A (A2/A) (PUTABLE)
2,225,000 4.125
(a)(b)
09/01/2032
2,228,624
County of Maricopa IDA Education RB Series 2021A (NR/BBB-)
550,000 3.000
(c)
07/01/2031
525,736
1,050,000 4.000
(c)
07/01/2041
950,984
County of Maricopa IDA Education RB Taxable Convertible Series
2021B (NR/BBB-)
325,000 2.100
(a)(c)
07/01/2026
319,425
3,225,000 2.625
(a)(c)
07/01/2031
2,989,781
3,225,000 3.500
(a)(c)
07/01/2044
2,543,977
County of Pima IDA Senior Living RB for La Posada at Pusch
Ridge Project Series 2022A (NR/NR)
2,500,000 6.750
(c)
11/15/2042
2,716,582
Entertainment Center Community Facilities District RB Series
2017 (NR/NR)
4,036,000 4.000
07/01/2037
4,162,322
Equitable Senior National Charter School Revolving Loan Fund
RB for Arizona IDA Series 2023A Social Bonds (NR/A)
1,675,000 5.000
11/01/2028
1,749,706
Estrella Mountain Ranch Community Facilities District Lucero
Assessment District No. 1 Special Assessment RB Series 2019
(NR/NR)
705,000 3.500
07/01/2029
685,950
376,000 4.100
07/01/2034
369,783
1,090,000 4.750
07/01/2043
1,026,458
Glendale Industrial Development Authority RB for People of Faith,
Inc. Obligated Group Series 2020 A (NR/NR)
535,000 4.000
05/15/2031
522,066
1,000,000 5.000
05/15/2041
973,786
Glendale Industrial Development Authority RB Refunding for Sun
Health Services Obligated Group Series 2019 A (NR/NR)
5,210,000 5.000
11/15/2042
5,230,286
La Paz County Industrial Development Authority RB for Harmony
Public Schools Series 2021 A (NR/BBB+)
380,000 4.000
02/15/2041
347,412
295,000 4.000
02/15/2046
249,110
Maricopa County Arizona Pollution Control Company 4.5%
Pollution Control Refunding RB 2012 Series A (Baa2/NR)
4,175,000 4.500
08/01/2042
4,174,969

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Arizona – (continued)
Maricopa County Arizona Pollution Control Corp. Pollution
Control Revenue Refunding Bonds Public Service
Company of New Mexico Palo Verde Project 2003 Series A
(NON-AMT) (Baa2/BBB) (PUTABLE)
$ 3,300,000 3.875%
(a)(b)
01/01/2038
$ 3,353,957
Maricopa County Industrial Development Authority RB for
Arizona Autism Charter Schools Obligated Group Series 2020
A (NR/BB)
275,000 4.000
(c)
07/01/2030
274,879
600,000 5.000
(c)
07/01/2040
601,237
Maricopa County Industrial Development Authority RB for
Arizona Autism Charter Schools Obligated Group Series 2021
A (NR/BB)
950,000 4.000
(c)
07/01/2051
733,386
Maricopa County Industrial Development Authority RB for Ottawa
University Series 2020 (NR/NR)
75,000 5.000
(c)
10/01/2026
74,401
400,000 5.125
(c)
10/01/2030
387,399
Maricopa County Industrial Development Authority RB Refunding
for Legacy Traditional School Obligated Group Series 2019 A
(SD CRED PROG) (Ba2/AA-)
200,000 4.000
07/01/2026
200,616
200,000 4.000
07/01/2027
201,665
325,000 4.000
07/01/2028
328,707
250,000 4.000
07/01/2029
253,908
500,000 4.000
07/01/2034
501,950
700,000 5.000
07/01/2039
718,101
Maricopa County Pollution Control Refunding RB for El
Paso Electric Company Palo Verde Project Series 2009 A
(NON-AMT) (Baa2/NR)
6,575,000 3.600
02/01/2040
6,159,045
Pima County IDA RB Refunding for Career Success Schools, Inc.
Series 2020 (NR/NR)
270,000 4.750
(c)
05/01/2030
270,564
225,000 5.500
(c)
05/01/2040
225,343
Salt Verde Financial Corp. RB Gas Senior Series 2007-1
(A3/BBB+)
9,130,000 5.000
12/01/2037
9,903,998
The Industrial Development Authority of The City of Chandler
Arizona Industrial Development RB Series 2019
(AMT) (Baa2/BBB)
2,850,000 4.000
(a)(b)
06/01/2049
2,889,322
The Industrial Development Authority of The City of Sierra Vista
Education Facility RB American Leadership Academy Project
Series 2024 (NR/NR)
1,675,000 5.000
(c)
06/15/2044
1,589,180
The Industrial Development Authority of The County of Maricopa
Education Refunding RB for Legacy Traditional Schools
Projects Series 2024 (NR/BBB-)
5,760,000 4.000
07/01/2034
5,711,002
190,447,587
Arkansas - 0.2%
Arkansas Development Finance Authority Environmental
Improvement RB Series 2022 (AMT) (NR/BB+)
2,000,000 5.450
09/01/2052
2,001,009
Arkansas Development Finance Authority RB for Baptist Health
Obligated Group Series 2019 (NR/A)
2,790,000 5.000
12/01/2047
2,807,637
4,630,000 3.200
12/01/2049
3,494,841
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Arkansas – (continued)
Arkansas Development Finance Authority RB for Central Arkansas
Radiation Therapy Institute, Inc. Series 2021 B (NR/NR)
$ 315,000 3.000%
07/01/2032
$ 252,088
310,000 3.125
07/01/2036
224,707
Arkansas Development Finance Authority RB Refunding for
Central Arkansas Radiation Therapy Institute, Inc. Series 2021
(NR/NR)
4,700,000 3.500
07/01/2038
3,457,969
Batesville Public Facilities Board RB Refunding for White River
Health System Obligated Group Series 2020 (NR/BBB-)
2,750,000 5.000
06/01/2026
2,752,716
3,530,000 5.000
06/01/2027
3,544,215
Rogers School District No. 30 of Benton County Arkansas
Construction Bonds Arkansas School District Intercept
Program (ST AID WITHHLDG) (Aa2/NR)
4,050,000 4.000
02/01/2034
4,149,989
3,280,000 4.000
02/01/2037
3,323,396
26,008,567
California - 7.7%
Airport Commission of The City and County of San Francisco
San Francisco International Airport Second Series RB Series
2018D (AMT) (Aa3/AA-)
4,000,000 5.250
05/01/2048
4,050,485
Airport Commission of The City and County of San Francisco San
Francisco International Airport Second Series Revenue Bonds
Series 2025A (AMT) (Aa3/AA-)
4,750,000 5.500
05/01/2055
5,027,688
Airport Commission of The City and County of San Francisco
San Francisco International Airport Second Series Revenue
Refunding Bonds Series 2024A (Aa3/NR)
11,475,000 5.250
05/01/2049
11,933,799
Airport Commission of The City and County of San Francisco San
Francisco International Airport Series 2016B (Aa3/AA-)
10,000,000 5.000
05/01/2041
10,023,175
5,000,000 5.000
05/01/2046
5,001,752
Airport Commission of The City and County of San Francisco
Second Series RR Bonds, Series 2023C (AMT) (Aa3/NR)
12,500,000 5.750
05/01/2048
13,409,914
Alhambra California Unified School District Election of 2008
GO Bonds Capital Appreciation for Elementary Schools
Improvement District Series 2011 B (AGM) (Aa2/AA)
1,000,000 0.000
(f)
08/01/2037
674,818
Bay Area Toll Authority Bridge RB 2021 Series D (Aa3/AA)
(SIFMA Municipal Swap Index Yield + 0.30%)
12,750,000 3.620
(b)(e)
04/01/2056
12,642,320
Bay Area Toll Authority Bridge RB 2021 Series E (Aa3/AA)
(SIFMA Municipal Swap Index Yield + 0.41%)
8,450,000 3.730
(b)(e)
04/01/2056
8,327,064
Beaumont Community Facilities District No. 2016-2 Special Tax
Series 2019 (NR/NR)
345,000 3.000
09/01/2036
324,147
360,000 3.000
09/01/2037
333,511
370,000 3.000
09/01/2038
334,930
380,000 3.000
09/01/2039
336,798
1,160,000 5.000
09/01/2044
1,170,286
Burbank-Glendale-Pasadena Airport Authority Airport Senior RB
2024 Series A (NON-AMT) (AGM) (A1/AA)
4,000,000 4.000
07/01/2054
3,724,884

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
Burbank-Glendale-Pasadena Airport Authority Airport Senior RB
2024 Series B (AMT) (AGM) (A1/AA)
$ 5,125,000 4.375%
07/01/2049
$ 4,879,557
California Community Choice Financing Authority Clean Energy
Project RB Fixed Rate Green Bonds Series 2023E-1 (A1/NR)
8,010,000 5.000
(a)(b)
02/01/2054
8,522,312
California Community Choice Financing Authority Clean Energy
Project RB Series 2022A (A1/NR)
16,990,000 4.000
(a)(b)
05/01/2053
17,263,988
California Community Choice Financing Authority Clean Energy
Project RB Series 2024E (Green Bonds) (A1/NR)
3,375,000 5.000
(a)(b)
02/01/2055
3,621,064
California Community Choice Financing Authority Clean Energy
Project RB Term Rate Green Bonds Series 2024F (Aa3/NR)
4,250,000 5.000
(a)(b)
02/01/2055
4,594,659
California County Tobacco Securitization Agency RB Refunding
for Merced County Tobacco Funding Corp. Series 2020 B
(NR/NR)
265,000 5.000
06/01/2050
247,214
California County Tobacco Securitization Agency RB Refunding
for Sonoma County Securitization Corp. Series 2020 A
(NR/BBB+)
950,000 4.000
06/01/2049
818,337
California County Tobacco Securitization Agency RB Refunding
for Sonoma County Securitization Corp. Series 2020 B-1
(NR/BBB+)
335,000 5.000
06/01/2049
333,064
California County Tobacco Securitization Agency RB Refunding
for Sonoma County Securitization Corp. Series 2020 B-2
(NR/NR)
2,375,000 0.000
(f)
06/01/2055
469,222
California County Tobacco Securitization Agency RB Refunding
Series 2020 B-2 (NR/NR)
12,130,000 0.000
(f)
06/01/2055
2,302,413
California County Tobacco Securitization Agency Tobacco
Settlement RB Capital Appreciation Subordinate Series 2006
C (NR/NR)
45,220,000 0.000
(f)
06/01/2055
5,054,836
California Educational Facilities Authority RB for Stanford
University Series 2010 U-1 (Aaa/AAA)
5,000,000 5.250
04/01/2040
6,263,031
California Educational Facilities Authority RB Stanford University,
Series U-7 (Aaa/AAA)
3,750,000 5.000
06/01/2046
4,307,716
California Enterprise Development Authority RB for Provident
Group-SDSU Properties LLC - M@College Project Series
2020 A (Baa3/NR)
600,000 5.000
08/01/2045
609,673
California Enterprise Development Authority Student Housing RR
Bonds for Provident Group - Pomona Properties L.L.C. Project
Series 2024A (Baa3/NR)
1,000,000 5.000
01/15/2045
1,021,568
California Health Facilities Financing Authority RB Adventist
Health System West Series 2024A (NR/BBB+)
20,000,000 5.000
12/01/2028
21,100,880
1,130,000 5.250
12/01/2040
1,237,623
3,130,000 5.250
12/01/2041
3,391,958
2,000,000 5.250
12/01/2043
2,125,877
2,750,000 5.250
12/01/2044
2,901,103
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California Health Facilities Financing Authority RB Adventist
Health System/West Series 2024A (NR/BBB+)
$ 7,080,000 5.000%
12/01/2036
$ 7,836,579
1,000,000 5.250
12/01/2042
1,072,777
California Health Facilities Financing Authority RB Cedars-Sinai
Health System Series 2021A (Aa3/AA-)
11,675,000 4.000
08/15/2048
10,815,432
California Health Facilities Financing Authority RB Children'S
Hospital of Orange County Series 2024B (NR/AA)
7,300,000 5.000
(a)(b)
11/01/2054
8,209,798
California Health Facilities Financing Authority RB for Children’s
Hospital at Los Angeles Series 2017 A (Ba1/NR)
5,800,000 5.000
08/15/2047
5,418,747
California Health Facilities Financing Authority RB for Lucile
Salter Packard Children's Hospital at Stanford 2016 Series B
(A1/A+)
10,760,000 5.000
08/15/2055
10,807,121
California Health Facilities Financing Authority RB for Lucile
Salter Packard Children's Hospital Series 2017 A (A1/A+)
375,000 5.000
11/15/2028
392,523
350,000 5.000
11/15/2029
366,071
565,000 5.000
11/15/2030
590,496
10,000 5.000
11/15/2042
10,199
California Health Facilities Financing Authority RB for Providence
Health & Services Series 2014B (A3/A)
6,970,000 5.000
10/01/2044
6,973,633
California Health Facilities Financing Authority RB Scripps Health
Series 2024B (NR/AA-)
2,200,000 5.000
(a)(b)
11/15/2061
2,449,055
California Health Facilities Financing Authority Refunding RB
Lucile Salter Packard Children's Hospital at Stanford 2022
Series A Forward Delivery (A1/A+)
5,300,000 4.000
05/15/2046
5,060,002
2,250,000 4.000
05/15/2051
2,075,251
California Infrastructure & Economic Development Bank RB for
California Academy of Sciences Series 2024A (A2/NR)
13,585,000 3.250
08/01/2029
13,698,519
California Infrastructure & Economic Development Bank RB
Refunding for Museum Associates Series 2021 A (A3/NR)
4,500,000 1.200
(a)(b)
12/01/2050
4,191,504
California Infrastructure & Economic Development Bank RB
Series B (A3/A-)
525,000 4.000
05/01/2039
533,755
1,705,000 4.000
05/01/2040
1,725,506
California Infrastructure and Economic Development Bank Clean
Water State Revolving Fund RB, Series 2017 (Aaa/AAA)
4,800,000 5.000
10/01/2036
4,937,816
California Municipal Finance Authority Multifamily Housing RB
for View at San Bruno 2024 Series A-1 (Aa1/NR)
4,395,000 5.000
(a)(b)
06/01/2056
4,637,659
California Municipal Finance Authority Municipal Certificates,
Series 2025-1 Class A-1 (NR/AA-)
8,943,360 3.439
(a)(g)
02/20/2041
8,372,911
California Municipal Finance Authority RB for California Lutheran
University Series 2018 (Baa2/NR)
240,000 5.000
10/01/2033
249,073
California Municipal Finance Authority RB for Community
Medical Centers Series 2017 A (Baa1/BBB+)
1,300,000 5.000
02/01/2034
1,319,488

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California Municipal Finance Authority RB for Community
Medical Centers Series 2017 A (Baa1/BBB+) – (continued)
$ 325,000 5.000%
02/01/2042
$ 327,336
1,575,000 5.000
02/01/2047
1,578,925
California Municipal Finance Authority RB for The Learning
Choice Academy Series 2021 A (NR/BBB-)
1,830,000 4.000
07/01/2041
1,664,873
California Municipal Finance Authority RB Refunding for
California Lutheran University Series 2018 (Baa2/NR)
350,000 5.000
10/01/2027
360,536
225,000 5.000
10/01/2029
235,397
125,000 5.000
10/01/2030
130,655
California Municipal Finance Authority RB Refunding for
Claremont Graduate University Series 2020 B (NR/NR)
1,125,000 5.000
(c)
10/01/2039
1,127,721
1,035,000 5.000
(c)
10/01/2049
957,927
California Municipal Finance Authority Revenue Refunding Bonds
for Eisenhower Medical Center Series 2017A (Baa2/NONR)
4,225,000 5.000
07/01/2047
4,226,511
California Municipal Finance Authority Senior Lien RB for Linxs
APM Project Series 2018A (A2/NR)
3,500,000 4.000
12/31/2047
3,064,757
California Municipal Finance Authority Senior Lien RB for Linxs
APM Project Series 2018A (NR/NR)
2,570,000 5.000
12/31/2026
2,607,339
2,005,000 5.000
06/30/2027
2,049,186
3,005,000 5.000
12/31/2027
3,091,247
11,725,000 5.000
12/31/2043
11,780,511
California Municipal Finance Authority Solid Waste Disposal RB
for Republic Services, Inc. Project Series 2024A (NR/A-/A-2)
6,750,000 3.875
(a)(b)
03/01/2054
6,756,307
California Municipal Finance Authority Solid Waste Disposal RB
Waste Management, Inc. Project Series 2024B (NR/A-/A-2)
3,150,000 3.375
(a)(b)
09/01/2050
3,132,176
California Municipal Finance Authority Special Facility RB For
United Airlines International Airport Project Series 2019
(NR/BB+)
6,425,000 4.000
07/15/2029
6,453,809
California Pollution Control Financing Authority RB for
American Water Capital Corp. Project Series 2020
(NON-AMT) (Baa1/A) (PUTABLE)
1,625,000 3.700
(a)(b)
08/01/2040
1,655,472
California Pollution Control Financing Authority Solid Waste
Disposal Refunding RB for Waste Management Project Series
2015A-3 (NR/A-/A-2)
4,205,000 4.300
07/01/2040
4,207,552
California Pollution Control Financing Authority Water Furnishing
RB for Poseidon Resources Desalination Project Series 2012
(Baa3/NR)
19,840,000 5.000
(c)
07/01/2037
19,904,361
California Pollution Control Financing Authority Water Furnishing
RB for Poseidon Resources Desalination Project Series 2023
(Baa3/NR)
2,725,000 5.000
(c)
07/01/2034
2,980,150
420,000 5.000
(c)
07/01/2035
457,035
2,605,000 5.000
(c)
07/01/2036
2,814,914
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California Pollution Control Financing Authority Water Furnishing
RB for Poseidon Resources LP Desalination Project Series
2012 (AMT) (Baa3/NR)
$ 1,440,000 5.000%
(c)
11/21/2045
$ 1,440,587
California Pollution Control Financing Authority Water Furnishing
RB Refunding for San Diego County Water Desalination
Project Series 2019 (Baa3/NR)
2,500,000 5.000
(c)
11/21/2045
2,529,416
California Public Finance Authority Health Care Facilities RB
Series 2025A (Baa1/NR)
650,000 5.000
11/01/2054
654,299
California Public Finance Authority RB for Excelsior Charter
School Project Series 2020 A (NR/NR)
1,055,000 5.000
(c)
06/15/2040
1,048,580
California School Finance Authority Charter School Grant
Anticipation Notes Magnolia Public Schools, Series 2025
(NR/NR)
6,500,000 4.400
(c)
12/01/2026
6,518,048
California School Finance Authority Charter School RB Classical
Academies Project Series 2020A (NR/BBB-)
125,000 3.000
(c)
10/01/2030
121,308
California School Finance Authority Charter School RB for
Citizens of the World Obligated Group Series 2022A
(NR/BB-)
760,000 6.250
(c)
04/01/2052
760,149
California School Finance Authority Charter School RB for
Classical Academies Oceanside Project Series 2022A
(NR/BBB-)
1,100,000 5.000
(c)
10/01/2042
1,115,501
California School Finance Authority Charter School RB for
Classical Academies Vista Project Series 2021 (NR/BBB-)
450,000 4.000
(c)
10/01/2046
387,456
California School Finance Authority Charter School RB for
Envision Education – Obligated Group Series 2024A
(NR/BB+)
665,000 5.000
(c)
06/01/2044
631,331
750,000 5.000
(c)
06/01/2054
673,287
California School Finance Authority Charter School RB for Harbor
Springs Obligated Group Series 2024A (NR/BB+)
2,000,000 5.000
(c)
07/01/2039
2,061,645
California School Finance Authority Charter School RB for
Hawking Steam Charter School Project Series 2022 (NR/BB+)
950,000 5.250
(c)
07/01/2052
911,456
California School Finance Authority Charter School RB for
Lighthouse Community Public School Obligated Group Series
2022A (NR/NR)
1,000,000 6.250
(c)
06/01/2042
1,043,169
California School Finance Authority Charter School RB Orange
County Educational Arts Academy Project Series 2023A
(NR/NR)
545,000 5.000
(c)
06/01/2033
558,434
California School Finance Authority Charter School Refunding RB
Partnerships to Uplift Communities Project Series 2023 Social
Bonds (NR/BB)
615,000 5.000
(c)
08/01/2033
636,862
California School Finance Authority Educational Facilities RB
New Designs Charter School Project Series 2024A (NR/BB+)
650,000 5.000
(c)
06/01/2054
602,359

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California School Finance Authority RB for Classical Academy
Obligated Group Series 2021 A (NR/BBB-)
$ 1,000,000 3.000%
(c)
10/01/2031
$ 962,978
California School Finance Authority RB for Fenton Charter Public
Schools Series 2020 A (NR/BB+)
1,280,000 4.000
(c)
07/01/2030
1,275,792
1,975,000 5.000
(c)
07/01/2040
1,961,913
California School Finance Authority RB for iLEAD Lancaster
Series 2021 A (ST INTERCEPT) (NR/NR)
435,000 5.000
(c)
06/01/2041
415,236
California School Finance Authority RB for Santa Clarita Valley
International Charter School Series 2021 B (NR/NR)
200,000 4.875
(c)
06/01/2027
110,000
California School Finance Authority RB Refunding Series 2016
(NR/BBB-)
4,450,000 5.000
(c)
08/01/2046
4,315,070
California School Finance Authority School Facility Refunding RB
Value Schools, Series 2023A (ST INTERCEPT) (NR/BBB-)
860,000 5.000
(c)
07/01/2033
903,979
California State Various Purpose GO Bonds Series 2017 (Aa2/AA-)
1,250,000 5.000
08/01/2046
1,257,574
California Statewide Communities Development Authority
Community Facilities District No. 2007-01 Special Tax
Refunding for Orinda Wilder Project Series 2015 (NR/NR)
120,000 5.000
09/01/2030
120,164
125,000 5.000
09/01/2037
125,119
California Statewide Communities Development Authority
Community Facilities District No. 2018-02 Special Tax for
Improvement Area No. 1 Series 2020 (NR/NR)
1,375,000 7.250
(c)
09/01/2050
1,409,833
California Statewide Communities Development Authority
Community Facilities District No. 2020-02 Atwell
Improvement Area No. 3 Special Tax Bonds Series 2024
(NR/NR)
405,000 5.000
09/01/2049
411,553
500,000 5.000
09/01/2054
506,059
California Statewide Communities Development Authority
Infrastructure Program Special Assessment Bonds Series 2018
B (NR/BBB+)
2,630,000 5.000
09/02/2033
2,740,042
2,370,000 5.000
09/02/2038
2,446,277
350,000 5.000
09/02/2043
355,679
California Statewide Communities Development Authority
Infrastructure Programme Special Assessment Bonds Series
2019 A (NR/NR)
2,319,000 5.000
09/02/2029
2,410,985
California Statewide Communities Development Authority
Infrastructure Programme Special Assessment Bonds Series
2019 B (NR/A-)
1,500,000 5.000
09/02/2034
1,594,122
California Statewide Communities Development Authority
Pollution Control RB Refunding for Southern California
Edison Company Series 2006 D (NON-AMT) (A2/BBB+)
3,150,000 4.500
11/01/2033
3,307,373
California Statewide Communities Development Authority RB
Adventist Health System West Series 2015A (NR/BBB+)
8,120,000 5.000
03/01/2045
8,125,532
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California Statewide Communities Development Authority RB
for Lancer Educational Housing LLC Project Series 2019 A
(NR/NR)
$ 450,000 3.000%
(c)
06/01/2029
$ 437,211
California Statewide Communities Development Authority RB
for Loma Linda University Medical Center Series 2014A
(NR/BB+)
2,975,000 5.250
12/01/2044
2,983,567
California Statewide Communities Development Authority RB
for Loma Linda University Medical Center Series 2016A
(NR/BB+)
3,500,000 5.000
(c)
12/01/2046
3,500,361
California Statewide Communities Development Authority RB
for Marin General Hospital Obligated Group Series 2018 A
(NR/BBB)
300,000 5.000
08/01/2029
310,958
315,000 5.000
08/01/2030
326,499
California Statewide Communities Development Authority RB for
NCCD-Hooper Street LLC Project Series 2019 (NR/B)
700,000 5.000
(c)
07/01/2029
714,201
California Statewide Communities Development Authority
RB Loma Linda University Medical Center, Series 2016A
(NR/BB+)
6,925,000 5.000
(c)
12/01/2036
6,957,801
California Statewide Communities Development Authority RB
Refunding for Front Porch Communities & Services Series
2017 A (NR/A-)
455,000 4.000
04/01/2034
457,500
California Statewide Communities Development Authority RB
Refunding for Front Porch Communities & Services Series
2021 A (NR/A-)
3,235,000 3.000
04/01/2037
2,974,787
California Statewide Communities Development Authority RB
Refunding for Loma Linda University Medical Center Series
2014 A (NR/BB+)
9,510,000 5.500
12/01/2054
9,532,504
California Statewide Communities Development Authority RB
Refunding for Loma Linda University Medical Center Series
2016 A (NR/BB+)
1,725,000 5.000
(c)
12/01/2031
1,736,379
California Statewide Communities Development Authority Special
Assessment Bond Series 2020 (NR/NR)
1,250,000 5.000
09/02/2040
1,298,393
California Statewide Communities Development Authority Special
Assessment for Statewide Community Infrastructure Program
Series 2019 C (NR/NR)
830,000 4.000
09/02/2029
842,855
California Statewide Communities Development Authority Special
Tax Bonds Series 2022 (NR/NR)
450,000 5.125
09/01/2042
470,450
California Statewide Communities Development Authority
Statewide Community Infrastructure Program RB Series
2018B (NR/BBB+)
1,785,000 5.000
09/02/2048
1,803,532
California Statewide Communities Development Authority
Statewide Community Infrastructure Program RB Series
2018C (NR/NR)
1,040,000 5.000
09/02/2048
1,049,498

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California Statewide Communities Development Authority Student
Housing RB for University of California Irvine East Campus
Apartments, Phase IV-A CHF-Irvine, LLC Series 2017
(Baa1/NR)
$ 7,950,000 5.000%
05/15/2042
$ 8,025,841
6,550,000 5.000
05/15/2047
6,573,404
California Statewide Communities Development Authority Student
Housing Refunding RB for University of California Irvine East
Campus Apartments Series 2016 (Baa1/NR)
1,175,000 5.000
05/15/2040
1,179,299
California Statewide Community Development Authority Pollution
Control Refunding RB 2010 Series A (A2/BBB+)
3,990,000 1.750
09/01/2029
3,748,050
California Statewide Financing Authority Tobacco Settlement RB
Capital Appreciation for Turbo Pooled Program Series 2006 B
(NR/NR)
22,510,000 0.000
(f)
06/01/2046
3,724,358
CFD No. 2016-1 of The Root Creek Water District Improvement
Area No. 2 Series 2023 Special Tax Bonds (NR/NR)
1,000,000 5.000
09/01/2048
1,017,160
Chino Public Financing Authority Tax Exempt RB Series 2019 A
(NR/NR)
250,000 4.000
09/01/2028
253,363
165,000 3.000
09/01/2037
145,588
170,000 3.000
09/01/2038
146,081
175,000 3.000
09/01/2039
146,036
180,000 3.000
09/01/2040
146,281
620,000 3.125
09/01/2044
471,391
Citrus Community College District GO Bonds Capital Appreciation
for Election of 2004 Series 2009 C (Aa1/AA)
3,500,000 0.000
(f)
06/01/2034
2,716,958
City & County of San Francisco Community Facilities District No.
2016-1 Special Tax Bonds Series 2020 (NR/NR)
600,000 4.000
09/01/2042
556,963
City & County of San Francisco Special Tax District No. 2020-1
for Mission Rock Facilities and Services Series 2021 A
(NR/NR)
40,000 4.000
(c)
09/01/2026
40,189
150,000 4.000
(c)
09/01/2031
153,480
700,000 4.000
(c)
09/01/2036
704,899
City of Alameda Community Facilities District 2023 Special Tax
Bonds (NR/NR)
575,000 5.000
09/01/2048
584,095
City of Beaumont CFD No. 2016-3 Sundance 2023 Special Tax
Bonds (NR/NR)
745,000 5.000
09/01/2048
759,704
City of Chino CA Community Facilities District No. 2003-3
Special Tax for Improvement Area No. 7 Series 2020 (NR/NR)
1,125,000 4.000
09/01/2029
1,149,505
City of Chino Community Facilities Improvement Area Special Tax
Bonds Series 2022 (NR/NR)
2,000,000 5.250
09/01/2042
2,113,520
2,000,000 5.375
09/01/2047
2,081,769
City of Fairfield Community Facilities District No. 2019-1 for
Improvement Area No. 1 Series 2020 A (NR/NR)
760,000 5.000
09/01/2035
805,385
City of Los Angeles Department of Airports International Airport
Series RB 2022 Series G (Aa2/AA)
3,000,000 5.000
05/15/2026
3,025,396
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
City of Los Angeles Department of Airports International Airport
Subordinate RB 2018 Series F (Aa3/AA-)
$ 1,650,000 4.000%
05/15/2049
$ 1,484,071
City of Los Angeles Department of Airports International Airport
Subordinate RB 2019 Series F (AMT) (Aa3/AA-)
1,000,000 5.000
05/15/2039
1,040,035
City of Los Angeles Department of Airports International Airport
Subordinate RB 2023 Series A (Aa3/AA-)
5,000,000 5.000
05/15/2035
5,588,266
600,000 5.000
05/15/2036
666,025
1,255,000 5.000
05/15/2038
1,371,741
3,000,000 5.250
05/15/2048
3,126,438
City of Los Angeles Department of Airports International Airport
Subordinate Refunding RB 2023 Series A (AMT) (Aa3/AA-)
1,500,000 5.000
05/15/2026
1,512,698
City of Los Angeles Wastewater System RB Series 2010-B
(Aa2/AA)
1,000,000 5.813
06/01/2040
1,057,060
City of Los Angeles, LAX Subordinate RB 2022 Series A
(Aa3/AA-)
9,155,000 4.000
05/15/2038
9,219,480
City of Newport Beach Assessment District No. 124 Limited
Obligation Improvement Bonds 2023 Series A (NR/NR)
620,000 4.125
09/02/2038
632,065
City of Ontario CA Community Facilities District No. 43 Special
Tax Bonds Series 2020 (NR/NR)
250,000 4.000
09/01/2026
251,182
150,000 3.000
09/01/2038
129,658
160,000 3.000
09/01/2039
134,610
City of Oroville RB for Oroville Hospital Series 2019 (NR/NR)
1,325,000 5.000
04/01/2027
1,126,250
1,000,000 5.000
04/01/2029
770,000
1,250,000 5.000
04/01/2030
937,500
1,500,000 5.000
04/01/2031
1,110,000
City of Palm Desert Community Facilities District No. 2021-1
Special Tax Refunding Bonds Series 2021 (NR/NR)
515,000 3.000
09/01/2031
496,281
City of Palm Desert Section 29 Assessment District No. 2004-02
Special Assessment Refunding Bonds Series 2021 (NR/NR)
155,000 4.000
09/02/2026
155,849
City of Rancho Cordova Sunridge Anatolia Community Facilities
District Special Tax Bonds Series 2016 (NR/NR)
1,780,000 4.000
09/01/2029
1,787,257
500,000 4.000
09/01/2030
501,863
City of Roseville CA ST Series 2019 (NR/NR)
275,000 5.000
09/01/2026
278,271
210,000 5.000
09/01/2027
216,186
160,000 5.000
09/01/2028
166,586
170,000 5.000
09/01/2029
177,017
110,000 5.000
09/01/2030
114,500
City of Roseville Creekview Community Facilities District No.
1 Improvement Area No. 2 Special Tax Bonds Series 2023
(NR/NR)
575,000 5.000
09/01/2038
611,577
City of Roseville Special Tax for SVSP Westpark-Federico
Community Facilities District No. 1 Series 2019 (NR/NR)
275,000 3.000
09/01/2029
271,373
815,000 5.000
09/01/2034
845,530
445,000 5.000
09/01/2039
459,323

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
City of Roseville Special Tax Villages at Sierra Vista Community
Facilities District No. 1 Series 2020 (NR/NR)
$ 95,000 4.000%
09/01/2026
$ 95,480
65,000 5.000
09/01/2030
68,770
190,000 4.000
09/01/2032
195,093
225,000 4.000
09/01/2034
229,482
265,000 4.000
09/01/2036
268,475
305,000 4.000
09/01/2038
305,649
330,000 4.000
09/01/2040
324,617
City of Roseville, California Creekview Community Facilities
District No. 1 Improvement Area No. 2 Special Tax Bonds
Series 2023 (NR/NR)
500,000 5.000
09/01/2043
514,614
City of Sacramento Natomas Meadows Community Facilities
District No. 2007-01 Special Tax Bonds for Improvement Area
No. 1 Series 2017 (NR/NR)
300,000 4.000
(c)
09/01/2028
301,738
City of San Francisco Airport Commission International Airport
RB Series 2022A (Aa3/NR)
2,525,000 5.000
05/01/2052
2,551,150
City of San Francisco Airport Commission International Airport
Revenue Refunding Bonds Series 2023A (Aa3/NR)
12,400,000 5.000
05/01/2038
13,492,373
City of San Francisco Airport Commission International Airport
Second Series RB Series 2018E (Aa3/AA-)
4,650,000 5.000
05/01/2048
4,739,883
City of San Francisco Airport Commission International Airport
Second Series RB Series 2019A (Aa3/AA-)
26,310,000 5.000
05/01/2049
26,473,048
City of Santa Paula Special Tax for Harvest Community Facilities
District No. 1 Series 2020 (NR/NR)
1,000,000 5.000
09/01/2040
1,034,399
City of Stockton Community Facilities District No. 2005-1 Special
Tax Bonds Series 2019 (NR/NR)
330,000 2.250
09/01/2026
326,260
350,000 2.375
09/01/2028
337,469
380,000 2.750
09/01/2031
362,282
405,000 3.000
09/01/2033
382,518
415,000 3.000
09/01/2034
386,791
270,000 3.000
09/01/2035
247,808
900,000 3.125
09/01/2037
814,745
740,000 3.125
09/01/2039
638,486
810,000 3.250
09/01/2041
675,795
City of Upland Community Facilities District No. 2015-1 Special
Tax Improvement Area No.1 Series 2019 B (NR/NR)
95,000 3.125
09/01/2037
87,853
700,000 3.250
09/01/2041
592,827
555,000 3.500
09/01/2049
433,925
Commerce Community Development Commission Successor
Agency Tax Allocation Refunding Series 2016 A
(AGM) (NR/AA)
275,000 3.125
08/01/2035
270,790
Community Facilities District of the Menifee Union School District
Improvement Area Special Tax Bonds (NR/NR)
850,000 5.000
09/01/2042
886,033
County of El Dorado CA Community Facilities District No. 2018-1
Bass Lake Hills Special Tax Bonds Series 2019 (NR/NR)
450,000 5.000
09/01/2034
462,822
725,000 5.000
09/01/2039
738,621
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
County of Los Angeles CA Community Facilities District NO
2021-01 (NR/NR)
$ 2,250,000 5.000%
09/01/2047
$ 2,298,008
County of Sacramento Airport System Senior RB, Series 2025A
(AMT) (A2/A+)
1,000,000 5.000
07/01/2038
1,103,823
County of Sacramento RB Refunding for Airport System Series
2018 C (A2/A+)
745,000 5.000
07/01/2039
765,816
CSCDA Community Improvement Authority Essential Housing
Senior Lien RB Series 2021A-1 (NR/NR)
2,250,000 3.600
(c)
05/01/2047
1,848,614
Department of Airports of The City of Los Angeles California Los
Angeles International Airport Subordinate RB 2021 Series D
(Aa3/AA-)
5,000,000 4.000
05/15/2040
4,946,878
Department of Airports of The City of Los Angeles California
Los Angeles International Airport Subordinate Revenue and
Refunding RB 2021 Series A (Aa3/AA-)
2,850,000 5.000
05/15/2037
3,068,851
Department of Airports of The City of Los Angeles, California Los
Angeles International Airport Subordinate RB 2018 Series D
(AMT) (Aa3/AA-)
5,815,000 5.000
05/15/2031
6,190,143
Department of Water and Power of The City of Los Angeles Power
System RB 2022 Series B (Aa2/NR)
1,100,000 5.000
07/01/2052
1,128,377
Department of Water and Power of The City of Los Angeles Power
System RB 2025 Series A (Aa2/NR)
10,600,000 5.000
07/01/2028
11,077,714
Department of Water and Power of The City of Los Angeles Power
System RB 2025 Series B (Aa2/NR)
7,500,000 5.000
07/01/2034
8,648,950
Department of Water and Power of The City of Los Angeles Water
System RB 2017 Series A (Aa2/AA-)
1,000,000 5.000
07/01/2044
1,007,081
Department of Water and Power of The City of Los Angeles Water
System RB 2018 Series A (Aa2/AA-)
2,185,000 5.000
07/01/2043
2,224,179
Dublin Community Facilities District No. 2015-1 Improvement
Area No. 1 Special Tax Series 2017 (NR/NR)
7,020,000 5.000
09/01/2047
7,060,339
East County AWP Joint Powers Authority Tax Exempt Interim
Notes Series 2024A Subseries A-1 (NR/NR)
45,000,000 3.125
09/01/2026
45,092,376
East Garrison Public Finance Authority Special Tax for East
Garrison Project Series 2019 (NR/NR)
390,000 3.125
09/01/2044
294,714
1,600,000 3.125
09/01/2049
1,135,171
Eastern Foothill Transportation Corridor Agency Senior Lien Toll
Road Refunding RB Series 2021A (Baa1/A)
3,255,000 4.000
01/15/2046
3,119,777
El Camino Community College District Election of 2012 GO
Bonds Series 2024E (Aa1/NR)
1,025,000 4.000
08/01/2042
1,043,466
610,000 4.000
08/01/2043
614,963
Elk Grove Finance Authority California Special Tax RB Series
2024 (NR/NR)
800,000 5.000
09/01/2039
846,969

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
Equitable School Revolving Fund California Infrastructure
and Economic Development Bank Series 2024 B
(Social Bonds) (NR/A)
$ 1,750,000 5.000%
11/01/2054
$ 1,768,799
Folsom Ranch Financing Authority City of Folsom Community
Facilities District No. 23 Improvement Area No. 2 California
Special Tax RB Series 2024 (NR/NR)
400,000 5.000
09/01/2049
405,189
360,000 5.000
09/01/2053
364,130
Folsom Ranch Financing Authority Special Tax for City of Folsom
Community Facilities District No. 21 Series 2021 (NR/NR)
415,000 4.000
09/01/2046
378,292
500,000 4.000
09/01/2050
442,064
Foothill/Eastern Transportation Corridor Agency Toll Road RB
Refunding RMKT 08/24/17 Series 2013 B Subseries B-1
(Baa1/A)
1,300,000 3.950
(a)
01/15/2053
1,166,630
Golden State Securitization Settlement Corp ABS Bond Series
2021 2021B-1 (NR/BBB-)
9,390,000 3.850
06/01/2050
8,582,006
Hayward Unified School District Election of 2014 GO Bonds
Series 2017 (AGM) (NR/AA)
8,000,000 4.000
08/01/2042
8,000,600
Improvement Area 3 of The City of Stockton Community Facilities
District No. 2018-2 Westlake Villages Ii Special Tax Bonds
Series 2024 (NR/NR)
625,000 5.000
09/01/2054
616,701
Improvement Area B of The City of Fillmore CFD No. 5,
California Heritage Valley Parks Special Tax Bonds, 2023
Series (NR/NR)
2,370,000 5.000
09/01/2048
2,415,247
Inland Empire Tobacco Securitization Authority RB Turbo Asset-
Backed Bonds for Capital Appreciation Series 2007 C-1
(NR/CCC)
10,250,000 0.000
(f)
06/01/2036
5,026,718
Inland Empire Tobacco Securitization Authority RB Turbo Asset-
Backed Bonds Series 2019 (NR/A-)
665,000 3.678
06/01/2038
644,669
Irvine Unified School District Community Facilities District
Special Tax Bonds Series 2017 D (NR/NR)
3,280,000 5.000
03/01/2057
3,290,249
Irvine Unified School District No. 09-1 Special Tax for Community
Facilities Series 2017 D (NR/NR)
175,000 4.000
09/01/2026
175,851
Irvine Unified School District No. 09-1 Special Tax for Community
Facilities Series 2019 A (NR/NR)
350,000 5.000
09/01/2030
375,211
355,000 5.000
09/01/2032
378,517
360,000 5.000
09/01/2034
381,171
455,000 5.000
09/01/2036
476,814
Lammersville Joint Unified School District Improvement
Community Facilities District No. 2014-1 Special Tax Bonds
Series 2019 (NR/NR)
775,000 5.000
09/01/2043
784,256
2,500,000 5.000
09/01/2048
2,518,449
Lammersville Joint Unified School District No. 2002 Special
Tax Refunding for Community Facilities Series 2017
(AGM) (NR/AA)
3,000,000 3.500
09/01/2035
3,011,381
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
Lodi Unified School District GO Bonds Series 2021 (Aa2/NR)
$ 3,300,000 3.000%
08/01/2046
$ 2,618,262
Los Angeles Community College District Los Angeles County
California 2020 GO Refunding Bonds (NR/A)
1,000,000 5.000
07/01/2038
1,055,924
Los Angeles County Public Works Financing Authority Lease RB
2020 Series A (NR/AA+)
1,825,000 3.000
12/01/2050
1,365,340
Los Angeles Department of Airports RB Senior Refunding Series
2018 B (Aa2/AA)
1,335,000 5.000
05/15/2034
1,389,076
Los Angeles Unified School District County of Los Angeles
California 2024 GO Refunding Bonds Series A (Aa2/NR)
3,710,000 5.000
07/01/2027
3,869,285
Menifee Union School District Riverside County GO Bonds
Capital Appreciation for Election of 2008 Series 2009 C
(AGC) (Aa2/AA)
2,000,000 0.000
(f)
08/01/2037
1,340,448
4,500,000 0.000
(f)
08/01/2038
2,874,940
4,500,000 0.000
(f)
08/01/2039
2,729,617
Merced City School District GO Bonds Capital Appreciation for
Election of 2003 Series 2005 (NATL) (NR/AA-)
1,205,000 0.000
(f)
08/01/2026
1,185,083
Merced-Union High School District Election of 2008 GO Bonds
Series 2011 C (Aa2/NR)
2,510,000 0.000
(f)
08/01/2035
1,861,824
M-S-R Energy Authority Gas RB Series 2009 A (NR/BBB+)
1,750,000 6.500
11/01/2039
2,152,157
M-S-R Energy Authority Gas RB Series 2009 C (NR/BBB+)
2,300,000 6.125
11/01/2029
2,435,097
2,000,000 6.500
11/01/2039
2,459,608
Northern California Gas Authority No. 1 RB for Gas Project Series
2007 B (A1/A-)
(3M USD SOFR + 0.72%)
1,865,000 3.565
(e)
07/01/2027
1,868,455
Palomar Pomerado Health GO Bonds Capital Appreciation for
Election of 2004 Series 2009 A (AGC) (A1/AA)
2,150,000 0.000
(f)
08/01/2031
1,708,083
4,150,000 0.000
(f)
08/01/2032
3,145,419
3,550,000 0.000
(f)
08/01/2033
2,561,237
6,450,000 7.000
08/01/2038
7,159,072
Rialto Unified School District County of San Bernardino,
California GO Bonds, Election of 2022, Series 2023
(BAM) (Aa3/AA)
3,250,000 4.000
08/01/2052
3,038,643
River Islands Public Financing Authority CFD Improvement Area
Subordinate Special Tax Refunding Bonds Series 2022B-1
(NR/NR)
1,970,000 5.000
09/01/2042
2,016,760
River Islands Public Financing Authority Community Facilities
District No. 2021-1 Special Tax Series 2021 (NR/NR)
875,000 4.000
09/01/2041
809,104
Riverside Unified School District Community Facilities District
No. 32 Special Tax Series 2020 (NR/NR)
195,000 4.000
09/01/2027
196,977
205,000 4.000
09/01/2028
208,385
210,000 4.000
09/01/2029
214,675
220,000 4.000
09/01/2030
226,005

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
Roseville California Community Facilities District No. 1 Special
Tax Refunding for Fiddyment Ranch Project Series 2017
(NR/NR)
$ 1,075,000 5.000%
09/01/2026
$ 1,090,560
1,000,000 5.000
09/01/2027
1,034,230
Roseville California Community Facilities District No. 5 Special
Tax for Fiddyment Ranch Project Series 2019 (NR/NR)
100,000 5.000
09/01/2031
104,067
185,000 5.000
09/01/2032
192,442
165,000 5.000
09/01/2033
171,490
175,000 4.000
09/01/2034
178,086
150,000 4.000
09/01/2035
151,900
125,000 3.000
09/01/2036
113,377
470,000 5.000
09/01/2039
486,748
250,000 3.250
09/01/2041
209,507
Roseville California Community Facilities District No. 5 Special
Tax for Fiddyment Ranch Project Series 2021 (NR/NR)
850,000 2.500
09/01/2037
705,006
725,000 4.000
09/01/2041
696,886
1,000,000 4.000
09/01/2050
885,450
Sacramento County Financing Authority RB Series 2007B
(NATL) (Aa3/AA-)
(3M USD SOFR + 0.55%)
21,265,000 3.266
(e)
06/01/2034
20,821,593
San Diego County Regional Airport Authority Subordinate
Airport  RB, Series 2019B (Private Activity/Amt) (NR/A)
1,540,000 5.000
07/01/2036
1,611,816
San Diego County Regional Airport Authority Subordinate Airport
RB Series 2021B (A1/NR)
2,850,000 4.000
07/01/2039
2,853,309
13,810,000 4.000
07/01/2046
12,612,796
4,620,000 5.000
07/01/2046
4,710,832
San Diego Unified School District 2012 GO Refunding Bonds
Series R-2 (Aa2/AA-)
4,700,000 0.000
(g)
07/01/2041
4,998,186
San Diego Unified School District GO Bonds for Election of 2008
Series 2010 C (Aa2/AA-)
5,000,000 0.000
(f)
07/01/2039
3,099,189
San Francisco City & County Airport Commission RB Unrefunded
for San Francisco International Airport Second Series 2018 G
(NR/AA-)
1,300,000 5.000
05/01/2027
1,335,112
San Francisco City & County Redevelopment Financing Authority
Tax Allocation for Mission Bay South Redevelopment Series
2016 C (NR/A-)
1,000,000 5.000
08/01/2033
1,011,809
San Joaquin Hills Transportation Corridor Agency RB Refunding
for Capital Appreciation Series 1997 A (NATL) (Baa2/NR)
1,605,000 0.000
(f)
01/15/2026
1,604,038
Southern California Logistics Airport Authority Junior Lien Tax
Allocation Refunding Bonds Series 2025A (AG) (NR/AA)
250,000 5.000
12/01/2039
288,908
1,000,000 5.000
12/01/2040
1,143,794
Southern California Public Power Authority A Public Entity
Organized Under The Laws of The State of California
Southern Transmission System Renewal Project RB 2025-2
(Aa2/NR)
21,710,000 5.000
(a)(b)
07/01/2053
22,948,851
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
The Regents of The University of California General RB 2025
Series Bz (Aa2/AA)
$ 10,000,000 5.000%
05/15/2028
$ 10,661,819
Tobacco Securitization Authority of Southern California RB
Refunding for San Diego County Tobacco Asset Securitization
Corp. Series 2019 A-1 (NR/A)
130,000 5.000
06/01/2026
131,114
920,000 5.000
06/01/2028
967,256
1,000,000 5.000
06/01/2029
1,070,388
2,000,000 5.000
06/01/2032
2,141,891
Tobacco Securitization Authority of Southern California RB
Refunding for San Diego County Tobacco Asset Securitization
Corp. Series 2019 A-1 (NR/A-)
1,000,000 5.000
06/01/2034
1,058,381
1,000,000 5.000
06/01/2036
1,044,263
1,000,000 5.000
06/01/2039
1,027,398
Tobacco Securitization Authority of Southern California RB
Refunding for San Diego County Tobacco Asset Securitization
Corp. Series 2019 B-1 (NR/BB+)
2,020,000 5.000
06/01/2048
1,980,686
Tobacco Securitization Authority of Southern California RB
Refunding for San Diego County Tobacco Asset Securitization
Corp. Series 2019 B-2 (NR/NR)
7,975,000 0.000
(f)
06/01/2054
1,646,598
Town of Tiburon Special Assessment for Assessment District No.
2017-1 Series 2021 A (NR/NR)
430,000 2.375
09/02/2041
305,757
945,000 2.500
09/02/2046
611,648
Transbay Joint Powers Authority Senior Tax Allocation Bonds
Series 2020A (Tax-Exempt) (NR/NR)
1,000,000 5.000
10/01/2032
1,049,822
1,000,000 5.000
10/01/2045
1,003,920
Transbay Joint Powers Authority Tax Allocation for Transbay
Redevelopment Project Series 2020 A (NR/NR)
660,000 5.000
10/01/2029
697,139
555,000 5.000
10/01/2030
586,372
140,000 5.000
10/01/2031
147,587
1,000,000 5.000
10/01/2033
1,046,538
700,000 5.000
10/01/2035
727,737
500,000 5.000
10/01/2036
517,538
880,000 5.000
10/01/2038
905,157
630,000 5.000
10/01/2039
645,858
1,100,000 5.000
10/01/2040
1,122,285
950,000 5.000
10/01/2049
942,789
Washington Township Health Care District RB 2023 Series A
(Baa3/NR)
825,000 5.750
07/01/2053
862,255
West Patterson Financing Authority California Community
Facilities Villages of Patterson Special Tax Bonds Series 2024
(NR/NR)
300,000 5.000
09/01/2039
319,734
825,000 4.375
09/01/2044
794,116
892,567,801
Colorado - 3.2%
Adams County School District No. 1 GO Taxable Refunding Bonds
Series 2017 B (ST AID WITHHLDG) (NR/NR)
325,000 5.250
(d)
12/01/2026
332,550

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
Allison Valley Metropolitan District No. 2 GO Refunding Bonds
Series 2020 (NR/NR)
$ 1,400,000 4.700%
12/01/2047
$ 1,293,654
Baseline Metropolitan District In The City and County of
Broomfield, Colorado Special RR and Improvement Bonds
Series 2024A (AGC) (NR/AA)
1,875,000 4.000
12/01/2046
1,787,493
1,250,000 5.000
12/01/2049
1,298,422
1,540,000 4.250
12/01/2054
1,473,681
Bella Mesa Metropolitan District GO Convertible Capital
Appreciation Bonds Series 2020 A (NR/NR)
1,855,000 6.750
(c)
12/01/2049
1,909,921
Board of Governors of Colorado State University
System RB Refunding Series 2017 C
(ST HGR ED INTERCEPT PROG) (NR/NR)
9,555,000 5.000
(d)
03/01/2028
10,073,382
Board of Trustees of The Colorado School of Mines
Institutional Enterprise RB Series 2024A
(ST HGR ED INTERCEPT PROG) (Aa2/AA)
18,620,000 4.000
12/01/2049
17,181,974
Brighton Crossing Metropolitan District No. 6 GO Bonds Series
2020 A (NR/NR)
525,000 5.000
12/01/2035
533,910
1,030,000 5.000
12/01/2040
1,038,040
Broadway Park North Metropolitan District No. 2 GO Bonds Series
2020 (NR/NR)
1,120,000 5.000
(c)
12/01/2040
1,122,397
Buffalo Highlands Metropolitan District GO Bonds Series 2018 A
(NR/NR)
1,000,000 5.250
12/01/2038
1,003,327
Cherry Creek Colorado School District No. 5 GO Bonds Series
2017 C (ST AID WITHHLDG) (Aa1/AA)
1,000,000 6.000
12/15/2029
1,065,014
3,240,000 6.000
12/15/2030
3,449,855
City and County of Denver, Colorado, Airport System Subordinate
RB Series 2018A (AMT) (A1/A+)
1,000,000 5.000
12/01/2043
1,012,759
City and County of Denver, Colorado, For and On Behalf of Its
Department of Aviation Airport System RB Series 2022A
(AMT) (Aa3/AA-)
2,875,000 5.000
11/15/2041
3,036,692
915,000 5.000
11/15/2047
932,908
City of Denver Airport System Subordinate RB Series 2018A
(A1/A+)
11,000,000 5.250
12/01/2043
11,259,845
City of Denver Aviation Airport System RB Series 2022D
(Aa3/AA-)
5,580,000 5.000
11/15/2053
5,651,758
City of Denver RB for Department of Aviation Airport System
Series 2022A (AMT) (Aa3/AA-)
5,450,000 5.000
11/15/2027
5,671,382
Colorado Bridge and Tunnel Enterprise Senior Infrastructure  RB,
Series 2024A (AG) (A1/AA)
1,000,000 5.000
12/01/2042
1,092,403
Colorado Bridge and Tunnel Enterprise Senior Infrastructure RB
Series 2024A (AG) (A1/AA)
4,000,000 5.500
12/01/2054
4,308,465
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
Colorado Education & Cultural Facilities Authority Charter School
RB Series 2021 (Baa3/NR)
$ 900,000 4.000%
10/01/2056
$ 708,764
Colorado Educational & Cultural Facilities Authority RB for Aspen
View Academy, Inc. Series 2021 (Baa3/NR)
150,000 4.000
05/01/2036
148,728
150,000 4.000
05/01/2041
137,932
Colorado Educational & Cultural Facilities Authority
RB for Vega Collegiate Academy Series 2021 A
(ST INTERCEPT) (Ba2/NR)
300,000 5.000
(c)
02/01/2034
302,992
Colorado Educational & Cultural Facilities Authority RB
Refunding for Rocky Mountain Classical Academy Project
Series 2019 (Ba1/NR)
700,000 5.000
(c)
10/01/2029
711,740
2,500,000 5.000
(c)
10/01/2039
2,504,720
Colorado Educational & Cultural Facilities Authority RB
Refunding for STEM School & Academy Project Series 2019
(Baa3/NR)
185,000 4.000
11/01/2029
185,011
400,000 5.000
11/01/2039
400,103
Colorado Educational and Cultural Facilities Authority Charter
School RB for James Irwin Educational Foundation Project
Series 2022 (NR/BBB)
750,000 5.000
09/01/2052
731,818
Colorado Educational and Cultural Facilities Authority Charter
School RB for STEM School Project Series 2019 (Baa3/NR)
790,000 5.000
11/01/2049
765,846
Colorado Educational and Educational Facilities Authority Charter
School RB Ascent Classical Academy Charter Schools, Inc.
Series 2024A (NR/BB)
1,900,000 5.500
(c)
04/01/2044
1,902,284
Colorado Health Facilities Authority American Eagle Delaware
Holding Company Series 2022A-1 (NR/NR)
3,040,000 6.000
07/01/2036
2,961,856
Colorado Health Facilities Authority American Eagle Delaware
Holding Company Series 2022A-2 (NR/NR)
1,925,000 6.000
07/01/2031
1,883,042
Colorado Health Facilities Authority Hospital RB for Parkview
Medical Center, Inc. Project Series 2016 (Aa2/NR)
18,310,000 5.000
(d)
09/01/2026
18,593,865
Colorado Health Facilities Authority RB for Commonspirit Health
Series 2019A-1 (A3/A-)
1,415,000 5.000
08/01/2026
1,431,350
1,575,000 5.000
08/01/2027
1,624,480
5,000,000 5.000
08/01/2036
5,253,542
Colorado Health Facilities Authority RB for Commonspirit Health
Series 2019A-2 (A3/A-)
3,000,000 5.000
08/01/2037
3,140,199
Colorado Health Facilities Authority RB for Commonspirit Health
Series 2022A (A3/A-)
6,400,000 5.500
11/01/2047
6,728,044
8,000,000 5.250
11/01/2052
8,283,300
Colorado Health Facilities Authority RB for Commonspirit Health
Series 2024A (A3/A-)
9,780,000 5.000
12/01/2039
10,603,475
Colorado Health Facilities Authority RB for Parkview Medical
Center, Inc. Obligated Group Series 2020 A (Aa2/NR)
1,800,000 4.000
(d)
09/01/2030
1,915,922

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
Colorado Health Facilities Authority RB for Senior Living
American Eagle Portfolio Project Series 2022B-1 (NR/NR)
$ 21,534,543 5.000%
(a)
07/01/2057
$ 16,401,602
Colorado Health Facilities Authority RB Refunding for Adventist
Health System/Sunbelt Obligated Group Series 2019 A
(Aa2/AA)
3,900,000 4.000
11/15/2043
3,679,484
Colorado Health Facilities Authority RB Refunding for
CommonSpirit Health Obligated Group Series 2019 A-1
(A3/A-)
1,125,000 5.000
08/01/2035
1,186,029
6,010,000 4.000
08/01/2044
5,450,299
Colorado Health Facilities Authority RB Refunding for
CommonSpirit Health Obligated Group Series 2019 A-2
(A3/A-)
345,000 5.000
08/01/2035
363,716
4,065,000 5.000
08/01/2038
4,241,721
Colorado Health Facilities Authority RB Refunding for Evangelical
Lutheran Good Samaritan Society Project Series 2017
(NR/NR)
1,150,000 5.000
(d)
06/01/2027
1,188,302
Colorado Health Facilities Authority RB Refunding for Sanford
Obligated Group Series 2019 A (NR/A+)
1,730,000 4.000
11/01/2039
1,730,347
12,310,000 5.000
11/01/2039
12,880,635
6,105,000 5.000
11/01/2044
6,224,575
Colorado Health Facilities Authority RB Series 2019A-2 (A3/A-)
3,495,000 4.000
08/01/2049
3,020,621
Colorado Health Facilities Authority Revenue Refunding Bonds
Series 2019A SCL Health System (Aa1/AA+)
4,000,000 4.000
01/01/2037
4,063,698
Colorado Health Facilities Authority Revenue Refunding Bonds
Series 2025A (NR/NR)
1,400,000 5.250
05/15/2048
1,414,103
Colorado Housing and Finance Authority Multifamily Housing RB
for The Reserves at Eagle Point Project Series 2024 (Aa1/NR)
5,450,000 3.500
(a)(b)
11/01/2043
5,458,576
Colorado State Board of Governors University Enterprise
System Revenue Refunding Bonds Series 2017 C
(ST HGR ED INTERCEPT PROG) (NR/NR)
8,205,000 5.000
(d)
03/01/2028
8,650,141
Conestoga Metropolitan District LT GO Refunding & Improvement
Bonds Series 2021A3 (NR/NR)
775,000 5.250
12/01/2051
694,276
Copper Ridge Metropolitan District RB Series 2019 (NR/NR)
2,982,000 4.000
12/01/2029
2,943,740
Creekside Village Metropolitan District GO Bonds Series 2019 A
(NR/NR)
874,000 5.000
12/01/2039
862,833
CSU Strata Student Housing RB Series 2025A (NR/BB+)
3,575,000 5.375
(c)
03/01/2055
3,485,631
Denver Colorado City & County Special Facilities Airport RB
Refunding for United Air Lines, Inc. Project Series 2017
(NR/BB+)
32,360,000 5.000
10/01/2032
32,395,198
Denver Colorado Health and Hospital Authority Healthcare RB
Refunding Series 2017 A (NR/BBB)
5,505,000 5.000
(c)
12/01/2027
5,687,102
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
Denver Convention Center Hotel Authority Convention Center
Hotel Senior Revenue Refunding Bonds Series 2016
(Baa2/BBB-)
$ 1,460,000 5.000%
12/01/2033
$ 1,476,123
Denver Convention Center Hotel Authority Convention Center
Hotel Senior RR Bonds, Series 2016 (Baa2/BBB-)
2,370,000 5.000
12/01/2035
2,391,554
Denver Convention Center Hotel Authority RB Refunding Series
2016 (Baa2/BBB-)
640,000 5.000
12/01/2030
648,235
Denver Convention Center Hotel Authority Senior Revenue
Refunding Bonds Series 2016 (Baa2/BBB-)
300,000 5.000
12/01/2031
303,739
Denver Health & Hospital Authority COPS Series 2018 (NR/BBB)
425,000 5.000
12/01/2032
443,782
Denver Health & Hospital Authority Healthcare Revenue
Refunding Bonds Series 2017A (NR/BBB)
1,000,000 5.000
(c)
12/01/2034
1,017,077
1,675,000 4.000
(c)
12/01/2035
1,659,572
2,000,000 4.000
(c)
12/01/2036
1,987,524
Denver Health & Hospital Authority RB Series 2019 A (NR/BBB)
120,000 5.000
12/01/2030
127,992
Denver Health and Hospital Authority Colorado Healthcare RB
Series 2019A (NR/BBB)
2,255,000 5.000
12/01/2031
2,397,219
475,000 5.000
12/01/2032
502,739
1,360,000 5.000
12/01/2033
1,435,166
Denver International Business Center Metropolitan District No. 1
in The City and County of Denver, Colorado GO Bonds Series
2019A (NR/BBB-)
300,000 3.750
12/01/2039
267,746
350,000 4.000
12/01/2048
297,996
Denver Urban Renewal Authority 9th & Colorado Urban
Redevelopment Area RB Series 2018 A (NR/NR)
3,955,000 5.250
(c)
12/01/2039
3,970,926
E-470 Public Highway Authority RB Refunding Series 2010 A
(AGM-CR) (A1/AA)
1,500,000 0.000
(f)
09/01/2035
1,104,270
E-470 Public Highway Authority RB Series 2010 A (A1/A+)
6,000,000 0.000
(f)
09/01/2040
3,348,523
Fiddler's Business Improvement District GO Refunding Bonds
Series 2022 (NR/NR)
2,800,000 5.550
(c)
12/01/2047
2,839,546
Glen Metropolitan District GO LT Bonds Series 2021 (NR/NR)
570,000 3.750
12/01/2034
518,093
Hawkview Metropolitan District In The City of Lone Tree Douglas
County Colorado Special Improvement District Special
Assessment RB Series 2025 (NR/NR)
3,375,000 5.625
12/01/2045
3,366,304
Highlands Metropolitan District No. 1 GO Bonds Series 2021
(NR/NR)
648,000 4.000
12/01/2031
604,535
Hogback Metropolitan District LT GO Bonds Series 2021A3
(NR/NR)
725,000 5.000
12/01/2041
714,836
Independence Water & Sanitation District Special Revenue
Refunding and Improvement Bonds Series 2024 (NR/NR)
3,458,000 5.125
12/01/2033
3,581,995

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
Johnstown Plaza Metropolitan District LT GO Refunding and
Improvement Bonds Series 2022 (NR/NR)
$ 8,759,000 4.250%
12/01/2046
$ 8,089,296
Mayfield Metropolitan District GO Bonds Series 2020 A (NR/NR)
1,168,000 5.750
12/01/2050
1,177,243
Meridian Ranch Metropolitan District GO LT Bonds Series 2022
(NR/NR)
1,105,000 6.500
12/01/2042
1,148,186
Morgan Hill Metropolitan District GO LT Refunding &
Improvement Bonds Senior Series 2021A (NR/NR)
2,940,000 3.500
12/01/2041
2,451,399
Mulberry Metropolitan District LT GO Bonds Series 2022A
(NR/NR)
2,450,000 7.000
12/01/2052
2,508,206
Northglenn Urban Renewal Authority Tax Allocation for Urban
Renewal Plan 2 Series 2019 (NR/BBB-)
315,000 4.000
12/01/2026
316,757
290,000 4.000
12/01/2029
297,775
205,000 4.000
12/01/2030
210,032
225,000 4.000
12/01/2032
228,728
Park Creek Metropolitan District Senior Limited Property Tax
Supported RB Tax-Exempt Series 2016A (NATL) (NR/NR)
2,080,000 5.000
12/01/2036
2,106,045
Poudre Heights Valley Metropolitan District In The Town of
Windsor Weld County Colorado Limited Tax GO Bonds Series
2024A (NR/NR)
975,000 5.500
(c)
12/01/2054
920,288
Public Authority Colorado Energy RB for Natural Gas Purchase
Series 2008 (A1/A-)
1,725,000 6.250
11/15/2028
1,821,871
Rampart Range Metropolitan District No. 5 RB Series 2021
(NR/NR)
1,250,000 4.000
12/01/2036
1,190,378
2,000,000 4.000
12/01/2041
1,782,306
Reata Ridge Village Metropolitan District No. 2 GO Bonds Series
2019 A (NR/NR)
879,000 5.000
12/01/2049
816,245
Redlands 360 Metropolitan District No. 2 in The City of Grand
Junction Colorado Special Improvement District No. 1 Special
Assessment RB Series 2025 (NR/NR)
2,500,000 6.250
12/01/2045
2,503,497
Regional Transportation District Private Activity Bonds for Denver
Transit Partners Eagle P3 Project Series 2020 (Baa1/NR)
715,000 5.000
01/15/2029
750,287
400,000 5.000
07/15/2029
422,923
500,000 5.000
01/15/2030
532,581
350,000 5.000
07/15/2030
375,328
Regional Transportation District Tax Exempt Private Activity
Bonds Series 2020 (Baa1/NR)
500,000 5.000
07/15/2027
512,074
Second Creek Farm Metropolitan District No. 3 GO Bonds Series
2019 A (NR/NR)
2,875,000 5.000
12/01/2039
2,875,957
Settler's Crossing Metropolitan District No. 1 GO Bonds Series
2020 A (NR/NR)
2,065,000 5.000
(c)
12/01/2040
2,071,052
South Sloan's Lake Metropolitan District No. 2 GO Improvement
Bonds Series 2019 (AGM) (Baa1/AA)
375,000 4.000
12/01/2032
389,883
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
South Sloan’s Lake Metropolitan District No. 2 GO Improvement
Bonds Series 2019 (AGM) (Baa1/AA) – (continued)
$ 220,000 4.000%
12/01/2034
$ 226,606
South Timnath Metropolitan District No. 1 GO Limited Taxable
Bonds Series 2019 A (NR/NR)
500,000 5.500
12/01/2048
412,508
Southlands Metropolitan District No. 1 GO Refunding Bonds
Series 2017 A-1 (Ba1/NR)
1,000,000 5.000
12/01/2037
1,005,324
Southlands Metropolitan District No. 1 GO Refunding Bonds
Series 2017 A-2 (Ba1/NR)
115,000 5.000
12/01/2037
115,612
Southlands Metropolitan District No. 1 GO Refunding Bonds
Series 2017A-1 (Ba1/NR)
325,000 5.000
12/01/2047
315,334
Stc Metropolitan District No. 2 In The Town of Superior Boulder
County Colorado Limited Tax GO and Special Revenue
Refunding First Lien Bonds, Series 2025A-1 (AG) (NR/AA)
2,350,000 5.000
12/01/2031
2,596,625
2,570,000 5.000
12/01/2032
2,833,686
Sterling Hills West Metropolitan District GO Refunding Bonds
Series 2017 (A2/NR)
350,000 5.000
12/01/2032
361,911
The Lakes at Centerra Metropolitan District No.2 in The City of
Loveland Colorado Limited Tax GO Refunding Bonds Series
2024A (AGM) (NR/AA)
5,300,000 4.500
12/01/2054
5,062,743
The Village Metropolitan District GO Refunding Bonds Series
2020 (NR/NR)
655,000 4.150
12/01/2030
654,345
Trails at Crowfoot Metropolitan District No. 3 in The Town of
Parker Colorado GO Limited Tax Refunding Bonds Series
2024A (AGC) (NR/AA)
1,575,000 4.000
12/01/2044
1,469,977
4,750,000 4.250
12/01/2054
4,304,229
Vauxmont Metropolitan District GO Refunding Bonds Series 2020
(AGM) (NR/AA)
195,000 5.000
12/01/2026
198,661
205,000 5.000
12/01/2027
212,950
210,000 5.000
12/01/2028
222,047
210,000 5.000
12/01/2029
226,087
215,000 5.000
12/01/2030
232,301
230,000 5.000
12/01/2031
248,065
250,000 5.000
12/01/2032
268,609
255,000 5.000
12/01/2033
272,878
285,000 5.000
12/01/2034
303,951
100,000 5.000
12/01/2035
106,219
Vauxmont Metropolitan District Limited Tax Convertible
to Unlimited Tax GO Refunding Bonds Series 2019
(AGM) (NR/AA)
135,000 5.000
12/15/2026
137,671
125,000 5.000
12/15/2028
127,620
125,000 5.000
12/15/2029
127,620
125,000 5.000
12/15/2030
127,616
135,000 5.000
12/15/2031
137,825
160,000 5.000
12/15/2032
163,332
Village Metropolitan District No. 2 Limited Tax GO and Special
RB Series 2019 (NR/NR)
232,000 4.375
12/01/2044
228,119

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
Water Valley Metropolitan District No. 3 Limited Tax GO Bonds
Series 2024A (NR/NR)
$ 600,000 5.250%
12/01/2054
$ 589,747
Weld County School District No. Re-4 In Weld County, Colorado
GO Bonds, Series 2016 (ST AID WITHHLDG) (Aa2/NR)
6,910,000 5.250
12/01/2041
6,998,771
West Meadow Metropolitan District Town of Fraser, Grand County,
Colorado LT GO Senior Bonds Series 2023A (NR/NR)
1,000,000 6.000
(c)
12/01/2038
1,041,863
Wildwing Metropolitan District No. 5 In the Town of Timnath
Larimer County Colorado LT Go Refunding and Improvement
Bonds Series 2024 (AGM) (NR/AA)
700,000 4.500
12/01/2053
664,013
371,970,168
Connecticut - 0.6%
City of Ansonia Connecticut Certificates of Participation Series
2024 (NR/A+)
2,395,000 4.750
12/01/2045
2,446,591
City of New Haven GO Bonds Series 2018 A (NR/A-)
815,000 5.000
08/01/2027
842,919
1,615,000 5.000
08/01/2028
1,705,047
900,000 5.500
08/01/2029
960,580
725,000 5.500
08/01/2031
773,206
500,000 5.500
08/01/2032
531,604
405,000 5.500
08/01/2033
429,305
City of New Haven GO Refunding Bonds Series 2019 B
(AGM) (A1/AA)
1,050,000 5.000
02/01/2028
1,099,696
City of New Haven GO Refunding Bonds Series B
(AGM) (A1/AA)
450,000 5.000
02/01/2030
490,037
Connecticut Housing Finance Authority Housing Mortgage Finance
Program Bonds 2024 Series D (Aaa/AAA/A-1+)
7,395,000 3.850
(a)(b)
11/15/2064
7,398,815
Connecticut State GO Bonds Series 2018 C (Aa2/AA-)
825,000 5.000
06/15/2028
874,600
Connecticut State GO Refunding Bonds Series 2017 B (Aa2/AA-)
5,000,000 5.000
04/15/2028
5,280,254
Connecticut State Health & Educational Facilities Authority RB for
McLean Affiliates Obligated Group Series 2020 A (NR/NR)
300,000 5.000
(c)
01/01/2030
300,491
Connecticut State Health & Educational Facilities Authority
RB Refunding for The University of Hartford Series 2019
(NR/BB+)
575,000 5.000
07/01/2026
576,620
440,000 5.000
07/01/2027
443,785
580,000 5.000
07/01/2028
588,365
485,000 5.000
07/01/2029
494,162
2,620,000 5.000
07/01/2030
2,661,129
645,000 5.000
07/01/2031
654,507
575,000 5.000
07/01/2032
582,065
475,000 5.000
07/01/2033
479,003
450,000 5.000
07/01/2034
452,798
890,000 4.000
07/01/2039
773,812
Great Pond Improvement District RB for Great Pond Phase 1
Project Series 2019 (NR/NR)
3,585,000 4.750
(c)
10/01/2048
3,392,780
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Connecticut – (continued)
Housing Authority of The City of Norwalk Multifamily Housing
RB Wall Street Place Series 2024 (Aa1/NR)
$ 4,000,000 3.050%
(a)(b)
09/01/2058
$ 4,007,958
Mohegan Tribal Finance Authority Tribal RB Economic
Development Bonds Series 2015 (NR/B-)
3,660,000 7.000
(c)
02/01/2045
3,688,758
South Central Connecticut Regional Water Authority Water System
RB Thirty-Sixth Series A-1 (Aa3/AA-)
265,000 4.000
08/01/2038
271,299
State of Connecticut GO Bonds 2020 Series A (Aa2/AA-)
5,000,000 4.000
01/15/2036
5,145,287
State of Connecticut GO Bonds Series 2018 (Aa2/AA-)
1,770,000 5.000
06/15/2027
1,834,396
755,000 5.000
06/15/2029
801,767
State of Connecticut GO Social Bonds Series 2024G (Aa2/AA-)
3,000,000 3.000
11/15/2042
2,629,608
1,600,000 3.000
11/15/2043
1,371,047
State of Connecticut GO Unlimited Bonds Series 2019 A
(Aa2/AA-)
135,000 5.000
04/15/2028
142,567
1,000,000 5.000
04/15/2035
1,068,361
State of Connecticut Health and Educational Facilities Authority
RB for University of Hartford 2022 Series P (NR/BB+)
2,285,000 5.375
07/01/2052
2,073,400
State of Connecticut Health and Educational Facilities Authority
Revenue Bonds Goodwin University Obligated Group Issue
Series A-1 (NR/BBB-)
2,400,000 5.000
07/01/2044
2,357,932
State of Connecticut State Revolving Fund General RB
(Green Bonds, 2017 Series A) (Aaa/AAA)
3,945,000 5.000
05/01/2032
4,072,437
Steel Point Infrastructure Improvement District Tax Allocation for
Steelpointe Harbor Project Series 2021 (NR/NR)
480,000 4.000
(c)
04/01/2036
480,839
400,000 4.000
(c)
04/01/2041
381,928
The Housing Authority of The City of Stamford RB Mozaic
Concierge Living Project Entrance Fee Principal Redemption
Bondssm Series 2025D (NR/NR)
10,000,000 4.250
10/01/2030
10,102,481
West Haven GO Bonds Series 2017 A (Baa2/A-)
325,000 5.000
11/01/2026
330,399
325,000 5.000
11/01/2027
337,039
West Haven GO Bonds Series 2017 B (Baa2/A-)
240,000 5.000
11/01/2026
243,987
75,573,661
Delaware - 0.6%
Delaware Economic Development Authority Charter School RB for
Aspira of Delaware Charter Operations Project Series 2022A
(NR/BB)
370,000 3.000
06/01/2032
340,354
450,000 4.000
06/01/2042
383,695
Delaware Economic Development Authority Charter Schools RB
Series 2021 (NR/BBB+)
1,425,000 4.000
09/01/2041
1,317,594
Delaware Health Facilities Authority RB for Beebee Medical
Center Project Series 2018 (NR/BBB-)
760,000 5.000
06/01/2026
764,961
600,000 5.000
06/01/2029
622,629

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Delaware – (continued)
Delaware Health Facilities Authority Revenue Refunding Bonds for
Christiana Care Health System Series 2020A (Aa2/AA+)
$ 5,000,000 5.000%
10/01/2040
$ 5,236,221
Delaware State Economic Development Authority RB for First
State Montessori Academy, Inc. Series 2019 A (NR/BBB-)
240,000 4.000
08/01/2029
240,236
1,050,000 5.000
08/01/2039
1,061,063
Delaware State Economic Development Authority RB for Newark
Charter School, Inc. Series 2020 (NR/BBB+)
530,000 4.000
09/01/2030
536,280
1,550,000 5.000
09/01/2040
1,586,164
Delaware State Housing Authority Senior
Single Family Mortgage RB 2024 Series D
(NON-AMT) (GNMA/FNMA/FHLMC) (Aa1/NR)
3,655,000 4.450
07/01/2049
3,583,690
Delaware Transportation Authority Transportation System Senior
RB Series 2024 (Aaa/AA+)
8,665,000 3.000
07/01/2041
7,833,124
8,925,000 3.000
07/01/2042
7,875,974
State of Delaware GO Bonds Series 2023A (Aaa/AAA)
7,550,000 5.000
05/01/2036
8,643,087
The Delaware Economic Development Authority Exempt
Facility Refunding RB NRG Energy Project Series 2020A
(NON-AMT) (Baa3/BBB-) (PUTABLE)
12,500,000 4.000
(a)(b)
10/01/2045
12,523,140
The Delaware Economic Development Authority Exempt
Facility Refunding RB,Nrg Energy Project Series 2020AB
(NON-AMT) (Baa3/BBB-) (PUTABLE)
5,900,000 4.000
(a)(b)
10/01/2040
5,910,922
The Delaware Economic Development Authority Gas Facilities
Refunding RB Delmarva Power & Light Company Project
2020, Series A (A2/A)
4,630,000 3.600
01/01/2031
4,754,674
Town of Bridgeville Delaware Special Obligation Bonds Heritage
Shores Special Development District Series 2024 (NR/NR)
1,535,000 5.625
(c)
07/01/2053
1,551,522
Town of Bridgeville Special Tax Refunding for Heritage Shores
Special Development District Series 2020 (Baa3/NR)
539,000 4.000
07/01/2026
539,577
598,000 4.000
07/01/2027
600,374
1,990,000 4.000
07/01/2030
2,008,789
67,914,070
District of Columbia - 1.2%
District Columbia Univ Rev Ref Bds Georgetown Univ 2025 A
(A3/A-)
7,725,000 5.000
(a)(b)
04/01/2060
8,721,792
District of Columbia GO Refunding Bonds Series 2024C
(Aa1/AA+)
13,800,000 5.000
12/01/2031
15,654,233
District of Columbia Housing Finance Agency Collateralized
Multifamily Housing Mortgage RB Belmont Crossing Phase Ii
Series 2025 (Aa1/NR)
2,750,000 5.000
(a)(b)
03/01/2029
2,852,912
District of Columbia Housing Finance Agency Collateralized
Multifamily Housing RB One Hawaii Avenue Project Series
2024 (Aa1/NR)
3,285,000 3.650
(a)(b)
07/01/2028
3,319,167
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
District of Columbia – (continued)
District of Columbia Housing Finance Agency Multifamily
Housing RB 2911 Rhode Island Avenue Apartments Project
Series 2025A (FHA 221(D4)) (Aa1/NR)
$ 2,925,000 5.000%
03/01/2028
$ 3,043,741
District of Columbia Private Activity RB Series 2022A (A3/NR)
1,750,000 5.500
02/28/2037
2,018,556
District of Columbia RB for International School Series 2019
(NR/BBB+)
860,000 5.000
07/01/2039
882,238
District of Columbia RB for KIPP DC Obligated Group Series
2019 (NR/BBB+)
2,550,000 4.000
07/01/2039
2,490,855
District of Columbia Union Market Project Tax Increment RB
Convertible Capital Appreciation Bonds. Series 2024B
(NR/NR)
2,400,000 0.000
(c)(g)
06/01/2041
1,515,754
District of Columbia Washington D.C. GO Bonds Series 2023A
(Aa1/AA+)
2,295,000 5.250
01/01/2048
2,417,909
2,550,000 5.000
08/01/2049
2,655,527
District of Columbia Washington, D.C. Income Tax
Secured Revenue and Refunding Bonds, Series 2025A
(Tax-Exempt) (Aa1/AAA)
5,450,000 5.000
06/01/2050
5,696,494
9,170,000 5.250
06/01/2050
9,796,259
District of Columbia Water and Sewer Authority Public Utility
Subordinate Lien Multimodal RB Daily Rate Period Subseries
2025C-2 (Aa2/AA+/A-1)
13,275,000 2.550
(a)(b)
10/01/2060
13,275,000
District of Columbia Water and Sewer Authority Public Utility
Subordinate Lien Multimodel RB Series 2022E (Aa2/AA+)
1,000,000 3.000
(a)(b)
10/01/2057
992,408
Metropolitan Washington Airport Authority Revenue & Refunding
Bonds Series 2018A (Aa3/AA-)
7,500,000 5.000
10/01/2043
7,615,481
Metropolitan Washington Airports Authority Airport
System Revenue and Refunding Bonds Series 2018A
(AMT) (Aa3/AA-)
4,850,000 5.000
10/01/2032
5,080,412
Metropolitan Washington Airports Authority Airport
System Revenue and Refunding Bonds Series 2024A
(AMT) (Aa3/AA-)
3,130,000 5.000
10/01/2039
3,379,437
Metropolitan Washington Airports Authority Airport System
Revenue Refunding Bonds Series 2018A (Aa3/AA-)
6,375,000 5.000
10/01/2033
6,655,285
Metropolitan Washington Airports Authority Airport System
Revenue Refunding Bonds Series 2020B (Aa3/AA-)
1,555,000 5.000
10/01/2029
1,695,164
Metropolitan Washington Airports Authority Airport System
Revenue Refunding Bonds, Series 2022A (AMT) (Aa3/NR)
1,100,000 5.000
10/01/2026
1,118,611
Metropolitan Washington Airports Authority Dulles Toll Road RB
Refunding First Senior Lien for Dulles Metrorail and Capital
Improvement Project Series 2019 A (A2/A)
1,115,000 5.000
10/01/2031
1,183,260
395,000 5.000
10/01/2033
417,184
3,025,000 5.000
10/01/2035
3,181,077
1,000,000 5.000
10/01/2037
1,045,739

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
District of Columbia – (continued)
Metropolitan Washington Airports Authority Dulles Toll Road RB
Refunding First Senior Lien for Dulles Metrorail and Capital
Improvement Project Series 2019 A (A2/A) – (continued)
$ 2,065,000 5.000%
10/01/2039
$ 2,149,650
Metropolitan Washington Airports Authority Dulles Toll Road RB
Refunding First Senior Lien for Dulles Metrorail and Capital
Improvement Project Series 2019 B (AGM-CR) (A1/AA)
14,500,000 4.000
10/01/2044
13,915,105
Metropolitan Washington Airports Authority Dulles Toll Road RB
Series 2019 B (AGM) (A1/AA)
2,130,000 3.000
10/01/2050
1,542,738
2,960,000 4.000
10/01/2053
2,616,833
Metropolitan Washington Airports Authority Dulles Toll Road RB
Series 2019 B (Baa2/A-)
925,000 5.000
10/01/2047
935,215
1,550,000 4.000
10/01/2053
1,339,905
Metropolitan Washington Airports Authority Dulles Toll Road
Subordinate Lien Revenue Refunding Bonds for Dulles
Metrorail & Capital Improvement Projects Series 2019B
(Baa2/A-)
13,315,000 4.000
10/01/2049
11,771,909
140,975,850
Florida - 11.7%
Abbott Square Community Development District City of
Zephyrhills Florida Special Assessment Bonds Series 2025
(NR/BBB)
650,000 5.375
05/01/2045
664,915
Abbott Square Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
915,000 5.375
06/15/2042
947,608
Aberdeen Community Development District Special Assessment
Refunding Series 2020 A-1 (AGM) (NR/AA)
4,775,000 3.250
05/01/2036
4,533,854
Aberdeen Community Development District Special Assessment
Series 2018 (NR/NR)
170,000 4.500
05/01/2029
172,848
Academical Village Community Development District Special
Assessment Bonds Series 2020 (NR/NR)
1,420,000 3.625
05/01/2040
1,256,161
1,725,000 4.000
05/01/2051
1,447,072
Alachua County Health Facilities Authority Continuing Care
Retirement Community RB Series 2022 (NR/NR)
2,250,000 4.000
10/01/2040
2,134,972
Anabelle Sandridge Community Development District Clay County
Florida Special Assessment  RB, Series 2025 (NR/NR)
630,000 5.125
05/01/2035
652,216
1,105,000 5.875
05/01/2045
1,135,555
Angeline Community Development District Pasco County Florida
Capital Improvement RB Series 2025 (NR/NR)
1,000,000 5.500
05/01/2045
1,010,427
Anthem Park Community Development District Special
Assessment RB Refunding Senior Series 2016 A-1 (NR/A-)
380,000 3.000
05/01/2026
378,764
390,000 3.125
05/01/2027
387,321
1,705,000 3.500
05/01/2031
1,695,779
Anthem Park Community Development District Special
Assessment RB Refunding Subordinate Series 2016 A-2
(NR/NR)
60,000 4.250
05/01/2027
60,081
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Anthem Park Community Development District Special
Assessment RB Refunding Subordinate Series 2016 A-2
(NR/NR) – (continued)
$ 245,000 4.750%
05/01/2036
$ 245,448
Antillia Community Development District Miami-Dade County
Florida Special Assessment Bonds Series 2024 (NR/NR)
385,000 5.000
05/01/2031
393,207
Arbors Community Development District Capital Improvement RB
Series 2023 (NR/NR)
445,000 4.500
05/01/2030
453,880
1,000,000 5.400
05/01/2043
1,040,322
Arbors Community Development District Capital Improvement RB
Series 2024 (NR/NR)
500,000 4.400
(c)
05/01/2031
508,765
Arborwood Community Development District RB Capital
Improvement Refunding Senior Lien Series 2018 A-1
(AG) (NR/AA)
3,970,000 3.500
05/01/2032
4,012,264
Arlington Ridge Community Development District Special
Assessment RB Series 2019 (NR/NR)
140,000 3.600
05/01/2029
140,034
295,000 4.000
05/01/2036
293,375
Armstrong Community Development District Special Assessment
for Assessment Area Two Project Series 2019 A (NR/NR)
835,000 3.500
11/01/2030
816,845
1,705,000 4.000
11/01/2040
1,597,781
Artisan Lakes East Community Development District RB for
Capital Improvement Series 2018 (NR/NR)
515,000 4.550
(c)
05/01/2029
524,103
Astonia Community Development District Polk County, Florida
Special Assessment Bonds, Series 2023 Assessment Area
Three Project (NR/NR)
700,000 5.125
06/15/2043
717,207
Astonia Community Development District Polk County, Florida
Special Assessment Bonds, Series 2024 Assessment Area Four
Project (NR/NR)
810,000 5.375
05/01/2044
834,984
Astonia Community Development District Special Assessment for
Assessment Area 2 Project Series 2021 (NR/NR)
105,000 2.500
(c)
05/01/2026
104,315
500,000 3.000
(c)
05/01/2031
477,829
425,000 3.200
(c)
05/01/2041
359,002
Astonia Community Development District Special Assessment for
North Parcel Assessment Area Project Series 2021 (NR/NR)
55,000 2.500
(c)
05/01/2026
54,731
315,000 3.000
(c)
05/01/2031
303,236
Aurora Oaks Community Development District Marion County,
Florida Special Assessment Bonds, Series 2024 Assessment
Area One Project (NR/NR)
370,000 4.450
05/01/2031
373,701
670,000 5.350
05/01/2044
665,449
Avalon Groves Community Development District Special
Assessment for Assessment Area One Phase 1 Project 1 & 2
Series 2019 (NR/NR)
160,000 3.700
11/01/2029
160,546
695,000 4.125
11/01/2039
683,042

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Avalon Groves Community Development District Special
Assessment for Assessment Area One Project Series 2017
(NR/NR)
$ 70,000 5.000%
05/01/2028
$ 71,236
Avalon Groves Community Development District Special
Assessment for Assessment Area Three Project Series 2021
(NR/NR)
200,000 3.000
05/01/2032
195,053
220,000 3.375
05/01/2041
197,060
Avalon Groves Community Development District Special
Assessment for Assessment Area Two Project Series 2017 A-1
(NR/NR)
200,000 5.375
05/01/2028
204,577
Avalon Groves Community Development District Special
Assessment for Phases 3 and 4 Sub Assessment Area One
Series 2021 (NR/NR)
40,000 2.250
05/01/2026
39,784
435,000 2.750
05/01/2031
415,172
Avalon Park West Community Development District Special
Assessment RB for Pasco County Project Area Series 2022
(NR/NR)
500,000 5.500
05/01/2042
523,669
Avalon Park West Community Development District Special
Assessment Refunding Series 2020 (NR/NR)
320,000 3.250
(c)
05/01/2030
314,505
Avelar Creek Community Development District Special
Assessment Refunding Series 2016 (NR/A-)
190,000 3.000
05/01/2026
189,368
Avenir Community Development District Special Assessment
Bonds Series 2023 (NR/NR)
555,000 4.500
05/01/2030
562,459
1,125,000 5.375
05/01/2043
1,133,293
Aventura Isles Community Development District Miami-Dade
County Special Assessment Refunding Bonds, Series 2024
(NR/NR)
1,110,000 5.000
05/01/2043
1,128,051
Aviary at Rutland Ranch Community Development District
Manatee County Florida Special Assessment Bonds Series
2025 (NR/NR)
270,000 4.125
05/01/2030
270,197
1,490,000 5.750
05/01/2045
1,547,555
Aviary at Rutland Ranch Community Development District
Special Assessment Refunding for Area 1 Project Series 2019
(NR/NR)
385,000 4.000
(c)
06/01/2030
387,579
Babcock Ranch Community Independent Special District Special
Assessment Area 2C Series 2020 (NR/NR)
285,000 3.000
05/01/2030
280,417
775,000 4.000
05/01/2040
754,878
Babcock Ranch Community Independent Special District Special
Assessment Area 3A Series 2020 (NR/NR)
250,000 3.000
05/01/2030
244,894
Babcock Ranch Community Independent Special District Special
Assessment Area 3B Series 2020 (NR/NR)
145,000 3.000
05/01/2030
142,096
385,000 4.000
05/01/2040
375,004
Babcock Ranch Community Independent Special District Special
Assessment RB Series 2015 (NR/NR)
305,000 5.000
11/01/2031
305,320
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Babcock Ranch Community Independent Special District Special
Assessment RB Series 2015 (NR/NR) – (continued)
$ 100,000 5.250%
11/01/2046
$ 100,014
Babcock Ranch Community Independent Special District Special
Assessment RB Series 2018 (NR/NR)
290,000 4.500
(c)
11/01/2029
296,767
Babcock Ranch Community Independent Special District Special
Assessment RB Series 2022 (NR/NR)
2,000,000 4.250
05/01/2032
2,023,873
Babcock Ranch Community Independent Special District Special
Assessment RB Series 2024 (NR/NR)
1,000,000 4.300
(c)
05/01/2031
1,009,950
Babcock Ranch Community Independent Special District Special
Assessment Series 2021 (NR/NR)
95,000 2.375
05/01/2026
94,493
Bannon Lakes Community Development District Special
Assessment RB Series 2016 (NR/NR)
175,000 5.000
11/01/2036
179,161
305,000 5.000
11/01/2048
301,456
Bannon Lakes Community Development District Special
Assessment RB Series 2022 (NR/NR)
345,000 3.300
05/01/2032
317,693
1,370,000 4.000
05/01/2042
1,179,938
Bartram Park Community Development District Special
Assessment RB Refunding for City of Jacksonville Florida
Senior Lien Series 2015 A-1 (NR/A)
1,925,000 4.250
05/01/2029
1,926,218
930,000 4.500
05/01/2035
930,165
Bay Laurel Center Community Development District Special
Assessment RB Refunding Series 2016 Candler (NR/BBB+)
1,045,000 4.000
05/01/2037
1,043,265
Baywinds Community Development District Senior Special
Assessment Refunding Bonds Series 2017 A-1 (NR/A+)
350,000 3.500
05/01/2026
349,870
365,000 3.500
05/01/2027
364,923
2,985,000 4.250
05/01/2037
2,993,749
Bella Collina Community Development District Special
Assessment Bonds Series 2024 (NR/NR)
685,000 5.000
05/01/2044
686,889
915,000 5.300
05/01/2055
907,868
Bellehaven Community Development Special Assessment Bonds
Series 2025 (NR/NR)
1,300,000 5.800
05/01/2045
1,346,065
Belmond Reserve Community Development District Special
Assessment Bonds Series 2020 (NR/NR)
1,075,000 3.250
05/01/2030
1,059,926
Belmont II Community Development District Special Assessment
Series 2020 (NR/NR)
325,000 3.125
12/15/2030
320,295
Berry Bay Community Development District Special Assessment
RB for Assessment Area Three Series 2024 (NR/NR)
215,000 4.250
05/01/2031
216,850
Berry Bay Community Development District Special Assessment
RB Series 2023 (NR/NR)
1,130,000 5.500
05/01/2043
1,167,649
Berry Bay II Community Development District Special Assessment
Bonds, Series 2024 (NR/NR)
300,000 4.450
05/01/2031
303,662
620,000 5.200
05/01/2044
620,033

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Berry Bay II Community Development District Special Assessment
Bonds, Series 2024 (NR/NR) – (continued)
$ 1,000,000 5.450%
05/01/2054
$ 978,392
Black Creek Community Development District Special Assessment
Bonds Series 2020 (NR/NR)
465,000 3.250
06/15/2030
453,705
Blue Lake Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
895,000 4.000
06/15/2032
900,068
Boggy Branch Community Development District Special
Assessment Series 2021 (NR/NR)
100,000 2.500
05/01/2026
99,468
455,000 3.000
05/01/2031
435,247
Botaniko Community Development District Special Assessment
Bonds Series 2020 (NR/NR)
1,130,000 3.250
05/01/2031
1,079,711
500,000 3.625
05/01/2040
439,451
Brevard County Housing Finance Authority Multifamily Housing
RB Series 2025 (NR/AA+) (PUTABLE)
1,850,000 3.300
(a)(b)
02/01/2028
1,856,476
Bridgewalk Community Development District Special Assessment
Bonds for Assessment Area Two Project Series 2023 (NR/NR)
700,000 6.250
12/15/2043
743,997
Bridgewater Community Development District Special Assessment
Bonds for Assessment Area One Project Series 2022 (NR/NR)
400,000 3.000
06/15/2032
376,726
1,095,000 3.250
06/15/2042
899,334
Bridgewater North Community Development District Capital
Improvement RB Series 2022 (NR/NR)
1,000,000 4.000
05/01/2042
904,032
Brightwater Community Development District Capital
Improvement RB for Assessment Area Two Series 2024
(NR/NR)
375,000 4.550
(c)
05/01/2031
382,738
Brightwater Community Development District Special Assessment
Bonds for Assessment Area One Series 2021 (NR/NR)
105,000 2.375
05/01/2026
104,670
475,000 2.850
05/01/2031
463,867
Brookstone Community Development District Special Assessment
RB for Manatee County Series 2022 (NR/NR)
140,000 4.375
05/01/2027
140,541
350,000 4.750
05/01/2032
360,939
Broward County Florida Convention Center Hotel First Tier RB
Series 2022 (Aaa/AAA)
2,500,000 5.000
01/01/2040
2,701,346
Broward County Port Facilities RB Series 2019A (A1/A)
1,005,000 5.000
09/01/2037
1,066,785
1,050,000 5.000
09/01/2038
1,112,213
Broward County Port Facilities RB Series 2019B (A1/A)
3,520,000 4.000
09/01/2039
3,513,000
4,700,000 4.000
09/01/2049
4,041,390
Broward County Port Facilities RB Series 2019B (AMT) (A1/A)
1,750,000 4.000
09/01/2044
1,594,920
Broward County Port Facilities RB Series 2022 (A1/NR)
4,960,000 5.250
09/01/2047
5,129,182
3,000,000 5.500
09/01/2052
3,134,761
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Buckhead Trails Community Development District Special
Assessment Bonds for Manatee County Project Series 2022
(NR/NR)
$ 170,000 4.750%
05/01/2027
$ 170,799
400,000 5.250
05/01/2032
415,470
Buckhead Trails Community Development District Special
Assessment Bonds for Manatee County Project Series 2024
(NR/NR)
265,000 5.600
05/01/2044
268,174
Buena Lago Community Development District Capital
Improvement RB for Assessment Area Two Series 2024
(NR/NR)
750,000 5.250
05/01/2044
754,251
Buena Lago Community Development District Capital
Improvement RB Series 2022 (NR/NR)
665,000 5.250
05/01/2042
695,165
Caldera Community Development District Special Assessment
Bonds for Assessment Area One Series 2024 (NR/NR)
320,000 4.300
05/01/2031
323,187
715,000 5.000
05/01/2044
715,043
Campo Bello Community Development District Special
Assessment Bonds Series 2019 (NR/NR)
1,140,000 3.500
12/15/2030
1,118,860
Capital Projects Finance Authority Educational Facilities RB
Imagine School At North Port Project (NR/NR)
1,165,000 6.250
(c)
06/15/2045
1,177,400
Capital Projects Finance Authority Educational Facilities RB
Kissimmee Charter Academy Project Series 2024 (NR/NR)
300,000 6.125
(c)
06/15/2044
308,584
Capital Projects Finance Authority Student Housing RB for PRG
- Unionwest Properties LLC Project Senior Series 2024A-1
(Tax-Exempt) (Ba3/NR)
1,250,000 5.250
(c)
06/01/2039
1,286,597
1,250,000 5.250
(c)
06/01/2044
1,233,123
Capital Trust Agency Student Housing RB for University Bridge
LLC Series 2018 A (Ba2/NR)
12,230,000 5.250
(c)
12/01/2058
11,577,139
Capital Trust Agency, Inc. RB for AcadeMir Charter School West
Series 2021 A-2 (Ba2/NR)
610,000 4.000
(c)
07/01/2041
535,585
760,000 4.000
(c)
07/01/2051
579,173
Capital Trust Agency, Inc. RB for Imagine Charter School at North
Manatee Series 2021 A (NR/NR)
230,000 3.250
(c)
06/01/2031
213,226
Capital Trust Agency, Inc. RB for Imagine-Pasco County LLC
Series 2020 A (B3/NR)
320,000 3.000
(c)
12/15/2029
299,786
645,000 5.000
(c)
12/15/2039
607,572
Capital Trust Agency, Inc. RB for University Bridge LLC Series
2018 A (Ba2/NR)
800,000 4.000
(c)
12/01/2028
798,981
3,700,000 5.250
(c)
12/01/2043
3,700,461
Capital Trust Agency, Inc. RB for WFCS Holdings LLC Series
2020 A-1 (NR/NR)
880,000 4.500
(c)
01/01/2035
864,807
Capital Trust Authority Educational Facilities Lease RB for Seaside
Community Charter School Project Series A (Baa3/NR)
505,000 5.000
06/15/2034
532,443

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Capital Trust Authority Educational Facilities RB Madrone -
Florida Tech Student Housing I, LLC - Florida Institute of
Technology Project, Series 2025A (NR/BB)
$ 1,000,000 4.750%
(c)
07/01/2040
$ 998,642
1,000,000 5.000
(c)
07/01/2045
963,228
Capital Trust Authority Educational Facilities RB The Learning
Center Project Series 2025 (NR/NR)
2,000,000 6.500
(c)
06/15/2045
2,019,122
Capital Trust Authority Educational Facilities Revenue Refunding
Bonds Southeastern University Inc Project Series 2023A
(NR/BB)
2,500,000 6.000
(c)
05/01/2043
2,586,492
2,500,000 6.250
(c)
05/01/2048
2,562,860
Capital Trust Authority RB Anticipation Notes Convivial-St
Petersburg Project Series 2024A (NR/NR)
2,725,000 12.000
(c)
10/03/2029
3,192,858
Caribe Palm Community Development District Special Assessment
Refunding Series 2017 (NR/A-)
455,000 4.250
05/01/2031
455,159
Caymas Community Development District Capital Improvement
RB, Series 2024 (Assessment Area One) (NR/NR)
800,000 5.300
05/01/2044
808,084
Cedar Crossings Community Development District Polk County
Florida Special Assessment Bonds Series 2025 (NR/NR)
240,000 4.300
(c)
05/01/2032
242,542
Center Lake Ranch West Community Development District Capital
Improvement RB for Assessment Area One Series 2023
(NR/NR)
1,495,000 5.750
05/01/2043
1,561,068
Center Lake Ranch West Community Development District City
of St. Cloud Florida Capital Improvement RB Series 2025
(NR/NR)
300,000 4.000
(c)
05/01/2030
300,294
400,000 4.250
(c)
05/01/2035
400,843
Central Parc Community Development District City Of North Port
Florida Special Assessment RB Series 2024 (NR/NR)
360,000 4.900
05/01/2031
366,074
Century Gardens at Tamiami Community Development District
Special Assessment Bonds Series 2018 (NR/BBB)
115,000 3.500
11/01/2026
114,637
Century Gardens at Tamiami Community Development District
Special Assessment Refunding Series 2016 (NR/BBB)
255,000 3.000
05/01/2026
254,152
660,000 4.250
05/01/2037
659,982
Century Gardens Community Development District Special
Assessment Bonds Series 2019 (NR/NR)
154,000 4.200
(c)
11/01/2029
155,923
750,000 5.000
(c)
11/01/2049
739,518
Century Park South Community Development District Special
Assessment Bonds Series 2020 (NR/NR)
620,000 3.375
05/01/2031
601,845
590,000 3.750
05/01/2040
536,420
Century Park Square Community Development District Miami-
Dade County Florida Special Assessment Bonds, Series 2025
(NR/NR)
630,000 5.750
05/01/2045
649,452
CFM Community Development District Special Assessment Bonds
Series 2021 (NR/NR)
100,000 2.400
05/01/2026
99,400
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
CFM Community Development District Special Assessment Bonds
Series 2021 (NR/NR) – (continued)
$ 650,000 2.875%
05/01/2031
$ 608,650
740,000 3.350
05/01/2041
614,158
Chaparral of Palm Bay Community Development District Capital
Improvement RB Series 2024 Assessment Area Two (NR/NR)
410,000 4.500
05/01/2031
415,354
Chapel Creek Community Development District Special
Assessment Series 2021 (NR/NR)
60,000 2.500
(c)
05/01/2026
59,753
165,000 3.000
(c)
05/01/2031
160,375
Charles Cove Community Development District Special
Assessment bond Series 2020 (NR/NR)
360,000 3.750
05/01/2030
361,960
975,000 4.250
05/01/2040
974,616
Charles Cove Community Development District Special
Assessment RB Series 2021 (NR/NR)
1,430,000 3.250
05/01/2041
1,219,967
Charlotte County Industrial Development Authority Utility System
RB for Town & Country Utilities Project Series 2015 (NR/NR)
960,000 5.500
(c)
10/01/2036
961,102
Charlotte County Industrial Development Authority Utility System
RB for Town & Country Utilities Project Series 2019 (NR/NR)
500,000 5.000
(c)
10/01/2029
512,389
1,000,000 5.000
(c)
10/01/2034
1,018,927
City of Miami Florida Special Obligation Non-Ad Valorem RB
Series 2023A (Aa2/AA)
7,220,000 5.000
03/01/2048
7,438,886
City of Orlando, Florida Water Reclamation System
Improvement  RB, Series 2024A (NR/AAA)
10,000,000 5.000
10/01/2049
10,475,439
City of Palmetto Educational Facilities Refunding RB Series
2022A (NR/BBB-)
2,000,000 5.125
06/01/2042
2,028,499
950,000 5.250
06/01/2052
953,737
City of Tampa RB for H Lee Moffitt Cancer Center & Research
Institute Obligated Group Series 2020 B (A2/A)
900,000 4.000
07/01/2038
896,502
750,000 5.000
07/01/2040
788,655
City of Venice RB for Southwest Florida Retirement Center, Inc.
Obligated Group Project Series 2019 (NR/NR)
415,000 5.000
01/01/2037
420,874
1,485,000 5.000
01/01/2047
1,389,497
1,395,000 5.000
01/01/2052
1,272,687
City of Venice Retirement Community Revenue Improvement
Bonds for Village on The Isle Project Series 2024B-1 Tax-
Exempt Mandatory Paydown Securities (NR/NR)
750,000 4.625
(c)
01/01/2030
751,540
City of Venice Retirement Community Revenue Improvement
Bonds for Village on The Isle Project Series 2024B-2 Tax-
Exempt Mandatory Paydown Securities (NR/NR)
800,000 4.500
(c)
01/01/2030
801,624
City of West Palm Beach Utility System RB Series 2017 A
(Aa2/AA+)
15,000,000 5.000
10/01/2042
15,271,620
CityPlace Community Development District Special Assessment
Convertible Capital Appreciation RB Series 2018
(AGM) (A1/AA)
5,000,000 4.350
05/01/2038
5,145,851

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Coco Palms Community Development District Special Assessment
Bonds Expansion Area Project Series 2019 (NR/NR)
$ 235,000 4.000%
(c)
06/15/2029
$ 236,213
Coconut Cay Community Development District Special
Assessment Series 2006 (NR/NR)
550,000 5.375
05/01/2036
550,795
Coddington Community Development District Capital
Improvement RB Series 2022 (NR/NR)
610,000 5.750
05/01/2042
644,420
Concord Station Community Development District Capital
Improvement RB Refunding Senior Lien Series 2016 A-1
(NR/A+)
915,000 3.000
05/01/2026
911,991
980,000 3.200
05/01/2027
977,395
1,010,000 3.250
05/01/2028
1,006,781
2,990,000 3.500
05/01/2032
2,990,213
1,500,000 3.750
05/01/2046
1,272,129
Connerton East Community Development District Pasco County
Florida Special Assessment Bonds Series 2025 (NR/NR)
250,000 4.000
06/15/2030
250,543
375,000 4.250
06/15/2035
375,704
670,000 5.250
06/15/2045
670,329
Connerton East Community Development District Pasco County
Florida Special Assessment Bonds, Series 2025 (NR/NR)
290,000 4.250
06/15/2030
292,997
225,000 4.650
06/15/2035
232,662
Connerton East Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
1,575,000 5.250
06/15/2043
1,624,961
Cope's Landing Community Development District Capital
Improvement RB 2023 Project Area Series 2023 (NR/NR)
1,225,000 5.750
05/01/2043
1,304,803
Cope's Landing Community Development District Capital
Improvement RB for Assessment Area Two Series 2024
(NR/NR)
295,000 4.400
05/01/2031
299,091
475,000 5.150
05/01/2044
479,727
Copperspring Community Development District Special
Assessment Bonds Series 2019 (NR/NR)
490,000 3.500
12/15/2029
488,524
325,000 4.000
12/15/2039
310,086
Coral Bay Community Development District Capital Improvement
RB Series 2022 (NR/NR)
315,000 4.750
05/01/2032
326,261
250,000 5.500
05/01/2042
260,442
Coral Bay of Lee County Community Development District
Lee County Florida Capital Improvement RB Series 2024
Assessment Area Two (NR/NR)
560,000 4.700
05/01/2031
571,073
1,045,000 5.250
05/01/2044
1,064,275
Coral Creek Community Development District Special Assessment
RB for Charlotte County Project Series 2024 (NR/NR)
1,210,000 4.600
05/01/2031
1,233,515
Coral Lakes Community Development District Special Assessment
Bonds for Assessment Area One Project Series 2024 (NR/NR)
360,000 4.625
11/01/2031
369,625
Cordoba Ranch Community Development District Special
Assessment Refunding Bonds Series 2021 (NR/NR)
940,000 3.000
05/01/2031
921,807
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Cordoba Ranch Community Development District
Special Assessment Refunding Bonds Series 2021
(NR/NR) – (continued)
$ 820,000 3.000%
05/01/2037
$ 741,499
Corkscrew Crossing Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
675,000 5.100
05/01/2043
683,962
Corkscrew Farms Community Development District Special
Assessment for Assessment Area Two Project Series 2017
(NR/NR)
215,000 4.500
(c)
11/01/2028
217,223
Coronado Community Development District Special Assessment
Refunding & Improvement Bonds Series 2017 (NR/BBB+)
143,000 3.625
05/01/2026
142,989
Country Walk Community Development District Special
Assessment RB Refunding Senior Lien Series 2015 A-1
(NR/AA)
210,000 4.125
05/01/2035
210,048
County of Broward RB for Port Facilities Senior Bonds Series 2019
B (A1/A)
1,610,000 4.000
09/01/2036
1,625,346
County of Miami-Dade Aviation RB Series 2019 A (NR/A+)
4,500,000 4.000
10/01/2044
4,085,438
6,000,000 5.000
10/01/2044
6,083,995
County of Osceola Transportation RB Refunding Series 2019 A-1
(NR/BBB+)
475,000 5.000
10/01/2027
487,025
525,000 5.000
10/01/2028
545,806
450,000 5.000
10/01/2029
473,395
770,000 5.000
10/01/2030
809,860
415,000 5.000
10/01/2032
435,493
350,000 5.000
10/01/2033
366,257
405,000 5.000
10/01/2034
422,706
435,000 5.000
10/01/2035
452,518
600,000 5.000
10/01/2036
621,723
525,000 5.000
10/01/2037
541,882
960,000 5.000
10/01/2038
987,840
845,000 5.000
10/01/2039
866,631
3,160,000 5.000
10/01/2049
3,176,501
County of Osceola Transportation RB Refunding Series 2019 A-2
(NR/BBB+)
275,000 0.000
(f)
10/01/2026
267,410
360,000 0.000
(f)
10/01/2027
337,202
500,000 0.000
(f)
10/01/2028
450,852
700,000 0.000
(f)
10/01/2029
607,129
Creek Preserve Community Development District Special
Assessment RB Series 2019 (NR/NR)
630,000 4.250
(c)
11/01/2030
638,618
Creek Preserve Community Development District Special
Assessment RB Series 2020 (NR/NR)
100,000 3.125
(c)
11/01/2030
95,811
Creekview Community Development District Special Assessment
RB for Phase 2 Project Series 2024 (NR/NR)
870,000 4.600
05/01/2031
881,066
Creekview Community Development District Special Assessment
RB Series 2022 (NR/NR)
160,000 3.875
05/01/2027
159,058
505,000 4.250
05/01/2032
508,175
1,440,000 4.625
05/01/2042
1,418,415

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Cresswind Deland Community Development District City of
Deland Florida Special Assessment Bonds Series 2024
Assessment Area One (NR/NR)
$ 480,000 4.700%
05/01/2031
$ 488,261
945,000 5.375
05/01/2044
951,029
Cross Creek North Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
2,000,000 4.250
05/01/2042
1,934,072
Cross Creek North Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
1,035,000 5.125
05/01/2043
1,059,284
Crossings Community Development District Osceola County
Special Assessment Bonds Series 2024 (NR/NR)
780,000 5.350
05/01/2044
788,792
Crosswinds East Community Development District Special
Assessment Bonds for Assessment Area Two Project Series
2024 (NR/NR)
215,000 4.500
05/01/2031
217,375
Crystal Cay Community Development District Special Assessment
for 2021 Project Series 2021 (NR/NR)
50,000 2.250
05/01/2026
49,770
400,000 2.700
05/01/2031
390,386
Curiosity Creek Community Development District
1,500,000 5.600
(c)
05/01/2045
1,504,413
Curiosity Creek Community Development District Capital
Improvement RB for Assessment Area One Series 2024
(NR/NR)
300,000 4.650
(c)
05/01/2031
303,896
Curiosity Creek Community Development District Manatee County
Florida Capital Improvement RB Series 2025 (NR/NR)
750,000 4.500
(c)
05/01/2035
751,098
Cypress Bay West Community Development District Capital
Improvement RB for Assessment Area One Series 2023
(NR/NR)
500,000 4.625
05/01/2030
509,225
595,000 5.250
05/01/2043
609,079
Cypress Creek Reserve Community Development District Polk
County Florida Special Assessment Bonds, Series 2025
(NR/NR)
1,000,000 4.750
05/01/2035
1,036,261
Cypress Mill Community Development District Special Assessment
Bonds for Bank Qualified 2023 Project Series 2023 (NR/BBB)
950,000 5.000
05/01/2053
938,571
Cypress Mill Community Development District Special Assessment
for Area Two Project Series 2020 (NR/NR)
615,000 3.000
06/15/2031
589,277
Cypress Park Estates Community Development District Special
Assessment Area 1 Project Series 2020 (NR/NR)
295,000 3.250
(c)
05/01/2030
288,893
Cypress Park Estates Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
90,000 4.375
05/01/2027
90,207
350,000 4.750
05/01/2032
360,217
450,000 5.000
05/01/2042
451,725
Cypress Reserve Community Development District Capital
Improvement RB Series 2025 (NR/NR)
750,000 5.600
(c)
05/01/2045
757,214
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Davenport Road South Community Development District Special
Assessment Bonds Series 2018 (NR/NR)
$ 455,000 4.500%
(c)
11/01/2028
$ 460,700
Deer Run Community Development District Special Assessment
RB Refunding Series 2018 (NR/NR)
2,255,000 5.400
05/01/2039
2,388,392
Deerbrook Community Development District Pasco County,
Florida Special Assessment Bonds, Series 2023 2023 Project
(NR/NR)
1,095,000 5.250
05/01/2043
1,122,268
Deering Park Stewardship District Volusia County, Florida Special
Assessment RB, Series 2025 (NR/NR)
1,305,000 4.250
05/01/2030
1,305,500
Del Webb Bexley Community Development District Special
Assessment Series 2018 (NR/NR)
1,665,000 5.300
05/01/2039
1,717,514
Del Webb Oak Creek Community Development District Lee
County Florida Special Assessment Bonds Series 2025
(NR/NR)
745,000 3.750
(c)
05/01/2030
737,870
Del Webb Oak Creek Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
370,000 4.125
05/01/2030
375,468
Del Webb River Reserve Community Development District Pasco
County Florida Special Assessment Bonds, Series 2025
(NR/NR)
640,000 5.625
05/01/2045
661,121
Del Webb Sunchase Community Development District Manatee
County, Florida Special Assessment Bonds Series 2025
(NR/NR)
180,000 4.250
05/01/2030
182,643
225,000 4.650
05/01/2035
234,954
800,000 5.450
05/01/2045
816,291
Dewey Robbins Community Development District City of
Leesburg Florida Capital Improvement RB Series 2025
(NR/NR)
900,000 5.600
05/01/2045
908,970
DG Farms Community Development District Special Assessment
Series 2020 (NR/NR)
150,000 3.250
05/01/2030
147,424
Downtown Doral South Community Development District Special
Assessment Bonds Series 2018 (NR/NR)
1,185,000 4.600
(c)
05/01/2028
1,199,831
465,000 4.250
(c)
12/15/2028
469,404
2,395,000 4.750
(c)
12/15/2038
2,457,236
Durbin Crossing Community Development District Special
Assessment Refunding Senior Series 2017 A-1
(AGM) (NR/AA)
690,000 3.750
05/01/2034
694,807
1,075,000 4.000
05/01/2037
1,082,088
DW Bayview Community Development District Special
Assessment Bond Series 2021 (NR/NR)
75,000 2.375
(c)
05/01/2026
74,671
470,000 3.000
(c)
05/01/2032
461,144
DW Bayview Community Development District Special
Assessment Bonds for Manatee County Series 2022 (NR/NR)
175,000 4.500
05/01/2032
181,802
495,000 5.125
05/01/2042
510,540

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
EA Mckinnon Groves Community Development District Lake
County Florida Capital Improvement RB Series 2025 (NR/NR)
$ 405,000 4.000%
05/01/2030
$ 405,734
650,000 4.250
05/01/2035
651,369
Eagle Hammock Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
50,000 4.375
05/01/2027
50,234
Eagle Pointe Community Development District Special Assessment
Bonds Series 2020 (NR/NR)
440,000 3.625
(c)
05/01/2031
432,350
East 547 Community Development District Special Assessment
Bond for Assessment Area One Project Series 2021 (NR/NR)
20,000 2.500
05/01/2026
19,909
205,000 3.000
05/01/2031
199,754
340,000 3.300
05/01/2041
301,775
East 547 Community Development District Special Assessment
Bond for Assessment Area Two Project Series 2023 (NR/NR)
405,000 6.250
05/01/2043
432,820
East Bonita Beach Road Community Development District Special
Assessment Bonds for Assessment Area Two Series 2021
(NR/NR)
100,000 2.250
05/01/2026
99,492
460,000 3.000
05/01/2032
450,560
East Homestead Community Development District Special
Assessment Expansion Bonds Area Project Series 2019
(NR/NR)
225,000 4.125
11/01/2029
227,477
East Palm Drive Community Development District
Special Assessment Bonds, Series 2024
(Assessment Area One) (NR/NR)
650,000 5.100
06/15/2044
657,750
Eden Hills Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
185,000 3.250
05/01/2027
184,514
530,000 3.625
05/01/2032
530,049
780,000 4.000
05/01/2042
729,400
Eden Hills Community Development District Special Assessment
Series 2020 (NR/NR)
110,000 3.250
05/01/2030
109,769
Edgewater East Community Development District Osceola County
Florida Special Assessment RB, Series 2025 (NR/NR)
750,000 5.125
05/01/2035
770,719
Edgewater East Community Development District Special
Assessment for Assessment Area Once Series 2021 (NR/NR)
100,000 2.500
05/01/2026
99,537
700,000 3.100
05/01/2031
675,239
Edgewater East Community Development District Special
Assessment RB Series 2022 (NR/NR)
440,000 3.000
05/01/2027
435,060
1,860,000 3.375
05/01/2032
1,816,634
1,870,000 4.000
05/01/2042
1,704,351
Edgewater West Community Development District Special
Assessment RB for Assessment Area One Series 2024
(NR/NR)
2,000,000 5.250
05/01/2044
1,981,693
Enbrook Community Development District Special Assessment
Series 2020 (NR/NR)
430,000 3.000
(c)
05/01/2030
414,506
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Entrada Community Development District Capital Improvement
RB Series 2023 (NR/NR)
$ 515,000 4.875%
05/01/2033
$ 538,513
400,000 5.600
05/01/2043
421,286
Entrada Community Development District Special Assessment
Bond Series 2021 (NR/NR)
375,000 2.625
(c)
05/01/2031
358,817
1,860,000 3.125
(c)
05/01/2041
1,636,566
Epperson North Community Development District Capital
Improvement RB Series 2021A (NR/NR)
240,000 3.100
11/01/2031
229,191
Epperson North Community Development
District Capital Improvement RB Series 2024
(Assessment Area Four) (NR/NR)
200,000 4.500
05/01/2031
202,987
Epperson North Community Development District Special
Assessment for Assessment Area #2 Series 2021 (NR/NR)
40,000 2.500
05/01/2026
39,807
315,000 3.000
05/01/2031
301,618
320,000 3.500
05/01/2041
280,765
Escambia County Health Facilities Authority Health Care Facilities
RB Series 2020A (Baa2/BBB)
6,255,000 4.000
08/15/2045
5,488,715
Escambia County Health Facilities Authority RB Refunding for
Baptist Hospital, Inc. Project Series 2020 A (Baa2/BBB)
1,360,000 5.000
08/15/2031
1,447,998
3,140,000 5.000
08/15/2032
3,328,899
355,000 5.000
08/15/2033
374,804
2,045,000 5.000
08/15/2034
2,151,235
2,595,000 5.000
08/15/2035
2,718,343
9,500,000 5.000
08/15/2036
9,898,752
4,080,000 5.000
08/15/2040
4,171,086
Esplanade Lake Club Community Development District Lee
County Florida Capital Improvement RB, Series 2025
(NR/NR)
430,000 5.625
05/01/2045
443,522
Esplanade Lake Club Community Development District Special
Assessment for Capital Improvement Program Series 2019 A-1
(NR/NR)
1,360,000 3.625
11/01/2030
1,337,828
Evergreen Community Development District Special Assessment
RB Series 2019 (NR/NR)
360,000 4.250
(c)
11/01/2029
364,821
Everlands Community Development District Special Assessment
Bonds for Assessment Area Two – 2024 Project Area Series
2024 (NR/NR)
740,000 4.400
06/15/2031
753,868
Everlands Community Development District Special Assessment
Bonds for Assessment Area Two – Phase Two Series 2024
(NR/NR)
500,000 4.450
(c)
06/15/2031
506,914
Everlands II Community Development District Special Assessment
Bonds Series 2024 (NR/NR)
790,000 4.600
06/15/2031
803,673
Fallschase Community Development District Special Assessment
Bonds for Leon County Series 2021 (NR/NR)
1,000,000 4.000
05/01/2052
827,368

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Fallschase Community Development District Special Assessment
Bonds Series 2021 (NR/NR)
$ 355,000 2.625%
05/01/2026
$ 353,440
1,220,000 3.125
05/01/2031
1,169,764
Fiddlers Creek Community Development District No. 2 Special
Assessment Refunding Series 2019 (NR/NR)
1,280,000 4.250
05/01/2029
1,296,286
3,000,000 5.000
05/01/2035
3,104,246
Finley Woods Community Development District Special
Assessment for Assessment Area One Series 2020 (NR/NR)
355,000 3.500
05/01/2030
348,383
165,000 4.000
05/01/2040
155,793
Fish Lake Cove Community Development District Osceola County
Florida Special Assessment Bonds Series 2025 (NR/NR)
840,000 5.350
05/01/2045
839,826
Fishhawk Ranch Community Development District Special
Assessment Refunding Bonds Series 2020 (AGM) (NR/AA)
1,450,000 2.750
11/01/2035
1,283,827
Florida Development Finance Corp. Educational Facilities RB
for Saint Andrew's School of Boca Raton, Inc. Project Series
2024A (NR/BBB+)
1,125,000 5.250
06/01/2044
1,151,986
Florida Development Finance Corp. Educational Facilities RB
Series 2022A (Ba3/NR)
1,150,000 5.000
(c)
07/01/2032
1,133,940
3,000,000 5.375
(c)
07/01/2042
2,774,619
Florida Development Finance Corp. Educational RB for
Cornerstone Charter Academy Project Series 2022 (NR/BB+)
2,005,000 5.000
(c)
10/01/2042
1,964,008
Florida Development Finance Corp. RB Brightline Florida
Passenger Rail Project Brightline Trains Florida LLC Issue
Series 2024 (AMT) (NR/NR)
46,640,000 0.010
(a)(b)(c)(g)
07/15/2032
16,790,400
Florida Development Finance Corp. RB Brightline Florida
Passenger Rail Project Brightline Trains Florida LLC Issue
Series 2024 (AMT) (AGM) (NR/AA)
14,055,000 5.250
07/01/2047
13,818,224
170,000 5.250
07/01/2053
167,129
Florida Development Finance Corp. RB for Brightline Florida
Passenger Rail Project AAF Operations Holdings LLC Issue
Series 2024A (Tax-Exempt) (NR/NR)
7,325,000 0.010
(a)(b)(c)(g)
07/15/2059
2,637,000
Florida Development Finance Corp. RB for Discovery High School
& Discovery Academy of Lake Alfred Obligated Group Series
2020 A (NR/NR)
1,190,000 4.000
(c)
06/01/2030
1,051,814
Florida Development Finance Corp. RB for Imagine School at
Broward Series 2019 A (Baa3/NR)
345,000 4.000
(c)
12/15/2029
346,602
725,000 5.000
(c)
12/15/2034
751,421
1,270,000 5.000
(c)
12/15/2039
1,296,691
Florida Development Finance Corp. RB for Mayflower Retirement
Center, Inc. Obligated Group Series 2020 A (NR/NR)
1,570,000 5.125
(c)
06/01/2040
1,587,329
Florida Development Finance Corp. RB for River City Education
Obligated Group Series 2021 A (Baa3/NR)
320,000 4.000
07/01/2035
311,625
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Florida Development Finance Corp. RB for United Cerebral Palsy
of Central Florida, Inc. Series 2020 A (NR/NR)
$ 385,000 4.000%
06/01/2030
$ 374,413
Florida Development Finance Corp. RB Refunding for Glenridge
on Palmer Ranch Obligated Group Series 2021 (NR/NR)
275,000 5.000
(c)
06/01/2031
288,751
200,000 5.000
(c)
06/01/2035
207,134
Florida Development Finance Corp. RB Refunding for Global
Outreach Charter Academy Obligated Group Series 2021 A
(B1/NR)
630,000 4.000
(c)
06/30/2036
548,237
660,000 4.000
(c)
06/30/2041
519,392
Florida Development Finance Corp. RB Refunding for Mayflower
Retirement Center, Inc. Obligated Group Series 2020 A
(NR/NR)
415,000 4.000
(c)
06/01/2026
414,171
Florida Development Finance Corp. RB Refunding for Nova
Southeastern University, Inc. Series 2020 A (A3/A-)
300,000 5.000
04/01/2027
307,697
250,000 5.000
04/01/2029
266,339
Florida Development Finance Corp. RB Refunding for Renaissance
Charter School, Inc. Series 2020 C (NR/NR)
470,000 4.000
(c)
09/15/2030
458,328
1,050,000 5.000
(c)
09/15/2040
1,012,587
Florida Development Finance Corp. Solid Waste Disposal RB
for GFL Solid Waste Southeast LLC Project Series 2024A
(Ba3/BB)
2,750,000 4.375
(a)(b)(c)
10/01/2054
2,781,943
Florida Development Finance Corp. Student Housing RB Senior
Series 2024A-1 (NR/NR)
1,600,000 5.000
(c)
06/01/2044
1,548,327
Florida Development Finance Corporation RB Brightline Florida
Passenger Rail Expansion Project Series 2025B (NR/NR)
32,110,000 10.000
(a)(b)(c)
07/01/2057
22,477,000
Florida Development Finance Corporation Solid Waste Disposal
RB Waste Management, Inc. Project Series 2025A
(NR/A-/A-2)
5,100,000 3.400
(a)(b)
09/01/2050
5,121,379
Florida Higher Educational Facilities Financial Authority RB for
Jacksonville University Project Series 2018 A-1 (NR/NR)
2,000,000 4.500
(c)
06/01/2033
1,969,257
250,000 4.750
(c)
06/01/2038
239,083
4,500,000 5.000
(c)
06/01/2048
3,967,142
Florida Higher Educational Facilities Financial Authority RB for
Ringling College of Art & Design, Inc. Series 2019 (NR/BBB)
2,150,000 5.000
03/01/2044
2,120,064
Florida Higher Educational Facilities Financial Authority RB
Ringling College of Art and Design, Inc. Series 2017
(NR/BBB)
2,750,000 5.000
03/01/2047
2,661,288
Florida Housing Finance Corp. Multifamily Mortgage
RB for Brownsville Transit Village V 2024 Series B
(GNMA COLL) (NR/AA+) (PUTABLE)
3,315,000 3.350
(a)(b)
10/01/2027
3,318,216
Florida Insurance Assistance Interlocal Agency Insurance
Assessment RB Series 2023A-1 (Aa2/A)
4,530,000 5.000
09/01/2026
4,545,107
3,305,000 5.000
09/01/2027
3,351,188

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Florida Local Government Finance Commission Senior Living
RB Fleet Landing at Nocatee Project Series 2025B-3
(Tax-Exempt) (NR/NR)
$ 9,425,000 4.200%
(c)
11/15/2030
$ 9,483,626
Florida Local Government Finance Commission Senior Living
RB Orlando Senior Health Network Project, Series 2025A
(NR/NR)
2,840,000 5.750
(c)
07/01/2044
2,909,541
Florida Municipal Loan Council RB for City of West Melbourne
Water and Sewer Series 2024D (AGC) (NR/AA)
2,420,000 4.000
10/01/2054
2,251,980
Flow Way Community Development District Special Assessment
Bonds for Phase 5 Project Series 2016 (NR/NR)
1,525,000 4.875
11/01/2037
1,532,930
Flow Way Community Development District Special Assessment
Bonds for Phase 6 Project Series 2017 (NR/NR)
130,000 4.000
11/01/2028
130,847
1,065,000 5.000
11/01/2038
1,086,552
Flow Way Community Development District Special Assessment
Bonds for Phase 7 & 8 Project Series 2019 (NR/NR)
1,785,000 4.125
11/01/2039
1,725,333
Forest Brooke Community Development District Special
Assessment Subordinated Bonds Series 2019 A-2 (NR/NR)
465,000 3.750
11/01/2039
427,969
Forest Lake Community Development District Special Assessment
for Assessment Area1 Series 2020 (NR/NR)
495,000 3.250
(c)
05/01/2030
490,016
Fox Branch Ranch Community Development District Polk County
Florida Capital Improvement RB Series 2025 Assessment Area
One (NR/NR)
175,000 4.375
05/01/2035
178,990
540,000 5.200
05/01/2045
541,898
Gardens at Hammock Beach Community Development District
Flagler County Florida Special Assessment Bonds Assessment
Area One Series 2024-1 (NR/NR)
520,000 5.650
05/01/2054
524,682
Gardens at Hammock Beach Community Development District
Flagler County Florida Special Assessment Bonds Assessment
Area Two Series 2024-2 (NR/NR)
180,000 5.000
05/01/2031
183,324
Gas Worx Community Development District City of Tampa Florida
Special Assessment Bonds, Series 2025 (NR/NR)
350,000 4.625
(c)
05/01/2030
357,449
625,000 5.000
(c)
05/01/2036
653,618
Gir East Community Development District Osceola County Florida
Capital Improvement RB Series 2025 (NR/NR)
600,000 4.300
05/01/2032
606,378
Governors Park South Community Development District Clay
County Florida Special Assessment RB Series 2025 (NR/NR)
550,000 4.375
05/01/2032
557,359
Gracewater Sarasota Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
615,000 2.950
05/01/2031
575,258
Grand Bay At Doral Community Development District Miami-
Dade County Florida Special Assessment Refunding Bonds
Series 2025A-1 (NR/NR)
1,835,000 5.000
05/01/2045
1,846,973
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Grand Bay at Doral Community Development District Special
Assessment for South Parcel Assessment Area Project Series
2016 (NR/NR)
$ 180,000 4.250%
05/01/2026
$ 180,305
Grand Oaks Community Development District Special Assessment
Bonds Assessment Area 2 Series 2020 (NR/NR)
1,355,000 4.000
05/01/2030
1,362,044
Grand Oaks Community Development District Special Assessment
RB Series 2019 A (NR/NR)
445,000 4.125
11/01/2029
449,803
1,180,000 4.750
11/01/2039
1,191,827
1,915,000 5.000
11/01/2050
1,871,610
Grand Oaks Community Development District Special Assessment
RB Series 2021 (NR/NR)
215,000 3.200
11/01/2031
208,588
500,000 3.500
11/01/2041
447,324
Grande Pines Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
150,000 2.500
05/01/2026
149,295
Grande Pines Community Development District Special
Assessment RB for Assessment Area Two Series 2024
(NR/NR)
515,000 4.650
05/01/2034
528,575
755,000 5.450
05/01/2044
768,175
Greater Orlando Aviation Authority Airport Facilities RB
Refunding for Jetblue Airways Corp. Project Series 2013
(NR/NR)
3,165,000 5.000
11/15/2026
3,166,294
Greater Orlando Aviation Authority Airport Facilities RB Series
2015A (Aa2/AA)
3,335,000 4.000
10/01/2040
3,280,712
Greater Orlando Aviation Authority Special Purpose Airport
Facilities RB United Airlines Inc. Project Series 2025 of The
City of Orlando Florida (NR/BB+)
3,000,000 5.250
11/01/2034
3,215,863
5,000,000 5.250
11/01/2035
5,342,535
Greenbriar Community Development District St. Johns County
Florida Special Assessment RB Series 2025 Assessment Area
One (NR/NR)
410,000 4.800
05/01/2032
418,635
Grove Resort Community Development District Special
Assessment RB Series 2022 (NR/NR)
170,000 3.300
05/01/2032
162,184
440,000 3.550
05/01/2042
371,643
Gulfstream Polo Community Development District Special
Assessment Phase#2 Project Series 2019 (NR/NR)
1,015,000 3.500
11/01/2030
996,429
Hacienda Lakes Community Development District Special
Assessment Refunding Series 2016 (NR/NR)
100,000 3.875
05/01/2026
99,976
Hacienda North Community Development District Special
Assessment RB Series 2023 (NR/NR)
1,650,000 6.300
05/01/2043
1,774,788
Hamilton Bluff Community Development District
Special Assessment Bonds, Series 2024
(Assessment Area One Project) (NR/NR)
875,000 4.700
05/01/2031
891,010

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Hammock oaks Community Development District Special
Assessment Area One Bonds Series 2023 (NR/NR)
$ 695,000 5.625%
05/01/2043
$ 721,279
Hammock Oaks Community Development District Town of
Lady Lake Florida Special Assessment Bonds Series 2024
Assessment Area Two (NR/NR)
820,000 5.850
05/01/2044
836,807
Hammock Oaks Community Development District Town of
Lady Lake Florida Special Assessment Bonds Series 2025
Assessment Area Three (NR/NR)
1,000,000 5.550
(c)
05/01/2045
1,016,584
Hammock Reserve Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
190,000 4.200
05/01/2027
190,488
435,000 4.400
05/01/2032
447,082
565,000 4.700
05/01/2042
558,776
Hammock Reserve Community Development District Special
Assessment for Assessment Area One Project Series 2020
(NR/NR)
510,000 3.250
05/01/2030
503,856
Hammock Reserve Community Development District Special
Assessment for Assessment Area Two Project Series 2021
(NR/NR)
40,000 2.375
05/01/2026
39,813
205,000 3.000
05/01/2031
200,212
Harbor Bay Community Development District Special Assessment
RB Refunding Series 2019 A-2 (NR/NR)
1,490,000 3.300
05/01/2029
1,479,973
365,000 3.700
05/01/2033
361,266
Harbor Bay Community Development District Special Assessment
RB Series 2019 A-1 (NR/NR)
935,000 3.300
05/01/2029
928,708
Harmony On Lake Eloise Community Development District City
of Winter Haven Florida Capital Improvement RB Series 2025
(NR/NR)
820,000 4.600
11/01/2032
837,619
Harmony On Lake Eloise Community Development District City
of Winter Haven, Florida Capital Improvement RB, Series
2023 Assessment Area One (NR/NR)
800,000 5.125
05/01/2043
819,766
Harmony West Community Development District Osceola County
Florida Special Assessment RB Series 2025 Assessment Area
Three (NR/NR)
525,000 5.450
05/01/2045
530,270
Harvest Hills South Community Development District Pasco
County Florida Capital Improvement RB Series 2025 (NR/NR)
300,000 4.250
05/01/2030
300,782
375,000 4.500
05/01/2035
376,020
1,375,000 5.450
05/01/2045
1,375,847
Hawks Point Community Development District Special Assessment
Refunding Senior Series 2017 A-1 (NR/A-)
140,000 4.000
05/01/2026
140,328
185,000 4.250
05/01/2035
185,187
Hawkstone Community Development District Special Assessment
Area 1 RB Series 2019 (NR/NR)
340,000 3.500
11/01/2030
333,632
1,000,000 3.875
11/01/2039
934,082
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Hawkstone Community Development District Special Assessment
Area 2 RB Series 2019 (NR/NR)
$ 110,000 3.625%
11/01/2030
$ 108,539
Hawkstone Community Development District Special Assessment
RB Series 2021 (NR/NR)
90,000 2.600
05/01/2026
89,597
435,000 3.200
05/01/2031
421,896
995,000 3.450
05/01/2041
875,604
Hawthorne Mill North Community Development District City
of Lakeland Florida Capital Improvement RB Series 2024
Assessment Area Two (NR/NR)
555,000 4.600
05/01/2031
562,531
1,000,000 5.200
05/01/2044
1,003,566
Heritage Harbour North Community Development District Special
Assessment Series 2014 (NR/NR)
690,000 5.000
05/01/2034
720,807
Heritage Isle at Viera Community Development District Special
Assessment Refunding Series 2017 (AGM) (NR/AA)
230,000 4.000
05/01/2026
230,897
240,000 4.000
05/01/2027
243,786
250,000 4.000
05/01/2028
254,600
Heritage Landing Community Development District Special
Assessment Refunding Bonds Series 2015 (NR/BBB+)
645,000 3.750
05/01/2026
644,648
1,000,000 4.200
05/01/2031
1,000,225
995,000 4.350
05/01/2036
995,212
Herons Glen Recreation District Special Assessment Refunding
Bonds Series 2020 (BAM) (NR/AA)
365,000 2.500
05/01/2030
352,001
375,000 2.500
05/01/2031
357,651
300,000 3.000
05/01/2032
299,897
300,000 3.000
05/01/2033
298,018
245,000 3.000
05/01/2034
241,288
255,000 3.000
05/01/2035
249,305
260,000 3.000
05/01/2036
249,725
Hickory Tree Community Development District Special
Assessment Bonds for Assessment Area One Project Series
2024 (NR/NR)
500,000 4.500
05/01/2031
505,529
1,000,000 5.150
05/01/2044
1,001,461
Higher Educational Facilities Financing Authority Educational
Facilities Revenue Refunding Bonds for Saint Leo University
Project Series 2019 (NR/BB)
1,700,000 5.000
03/01/2039
1,407,298
Higher Educational Facilities Financing Authority Higher
Educational Facilities RB Keiser University Project Series
2025 (NR/BB+)
10,725,000 6.000
(c)
07/01/2045
10,676,402
Higher Educational Facilities Financing Authority RB for Rollins
College Project Series 2024 (A2/NR)
3,000,000 4.125
12/01/2054
2,694,473
Highland Meadows West Community Development District Special
Assessment for Assessment Area 2 Series 2020 A (NR/NR)
200,000 3.250
05/01/2031
192,954
Highland Meadows West Community Development District Special
Assessment for Assessment Area 3 Series 2020 A (NR/NR)
140,000 3.250
05/01/2031
135,068
Highland Trails Community Development District
515,000 4.250
05/01/2030
515,648

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Highland Trails Community Development District – (continued)
$ 925,000 4.500%
05/01/2035
$ 926,932
1,375,000 5.550
05/01/2045
1,380,132
Highlands Community Development District Special Assessment
Bonds for Assessment Areas 3B and 5 Project Series 2018
(NR/NR)
445,000 4.250
(c)
12/15/2029
450,777
Highlands Community Development District Special Assessment
Refunding Series 2016 (NR/BBB)
2,350,000 4.250
05/01/2036
2,349,698
Highlands Meadows II Community Development District Special
Assessment Bonds for Assessment Area 7/7A Project Series
2019 (NR/NR)
220,000 3.875
11/01/2031
220,085
355,000 4.200
11/01/2039
345,146
Highlands Meadows II Community Development District Special
Assessment Bonds for Assessment Area Five Project Series
2017 (NR/NR)
155,000 4.875
11/01/2027
157,335
865,000 5.375
11/01/2037
880,930
770,000 5.500
11/01/2047
775,829
Highlands Meadows II Community Development District Special
Assessment Bonds for Assessment Area Six Project Series
2017 (NR/NR)
35,000 4.875
11/01/2027
35,523
330,000 5.500
11/01/2047
332,498
Hillcrest Community Development District Special Assessment
Bonds for Capital Improvement Program Series 2018 (NR/NR)
490,000 4.000
11/01/2028
493,292
700,000 4.500
11/01/2038
701,770
Hillcrest Preserve Community Development District Special
Assessment Bonds Series 2024 (NR/NR)
615,000 4.375
(c)
05/01/2031
621,209
Hills Minneola Community Development District Special
Assessments for South Parcel Assessment Area Series 2020
(NR/NR)
1,020,000 3.500
(c)
05/01/2031
1,001,003
Hills Minneola Community Development District Special
Assessments for South Parcel Assessment Area Series 2021
(NR/NR)
250,000 2.800
05/01/2031
237,457
Hills of Minneola Community Development District City of
Minneola Florida Special Assessment RB Series 2024
(NR/NR)
370,000 4.700
05/01/2031
379,678
Hobe-St. Lucie Conservancy District Improvement Bonds Unit of
Development No. 1A Series 2024 (NR/NR)
800,000 5.600
05/01/2044
825,267
Holly Hill Road East Community Development District Special
Assessment for Area 3 Project Series 2020 (NR/NR)
165,000 4.500
11/01/2031
176,753
170,000 5.000
11/01/2041
182,514
Homestead 50 Community Development District Special
Assessment Refunding Bonds Series 2021 (NR/NR)
747,000 3.000
05/01/2031
711,797
933,000 3.000
05/01/2037
814,179
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Housing Finance Authority of Hillsborough County
Multifamily Housing Zion Village RB Series 2024
(HUD SECT 8) (Aa1/NR)
$ 3,730,000 3.250%
(a)(b)
09/01/2042
$ 3,736,926
Housing Finance Authority of Lee County Florida Multifamily
Housing RB Lof TS On Lemon II Series 2025B
(Aa1/NR) (PUTABLE)
4,000,000 3.125
(a)(b)
10/01/2029
4,005,932
Housing Finance Authority of Miami-Dade County Florida
Multifamily Housing RB Series 2025A (Aa1/NR)
6,850,000 3.250
(a)(b)
02/01/2044
6,900,491
Housing Finance Authority of Miami-Dade County Multifamily
Housing RB for St. Mary Towers Apartments Series 2024
(HUD SECT 8) (Aa1/NR)
1,000,000 3.400
(a)(b)
04/01/2041
1,000,191
Housing Finance Authority of Pinellas County Multifamily
Housing RB for Citrus Grove Apartments Series 2024
(HUD SECT 8) (Aa1/NR)
1,835,000 3.300
(a)(b)
01/01/2042
1,835,266
Hunt Club Grove Community Development District City of
Lake Wales Florida Special Assessment Bonds Series 2024
Assessment Area One (NR/NR)
290,000 4.850
06/15/2031
294,385
1,040,000 5.375
06/15/2044
1,048,520
Hunters Ridge Community Development District No. 1 Assessment
Area Special Assessment Bonds Series 2019 (NR/NR)
625,000 5.000
(c)
11/01/2039
635,828
Ibis Landing Community Development District Lee County Florida
Special Assessment Bonds Series 2025 (NR/NR)
450,000 4.125
06/15/2030
454,713
525,000 4.700
06/15/2035
546,290
Island Lake Estates Community Development District 2023 Project
Special Assessment Bonds Series 2023 (NR/NR)
1,360,000 5.750
12/15/2043
1,430,618
Jacksonville Housing Finance Authority Multifamily Housing RB
Series 2025 (Aa1/NR)
1,750,000 3.400
(a)(b)
07/01/2058
1,757,100
Jea Water and Sewer System RB 2025 Series A (Aa1/AA+)
16,500,000 5.250
10/01/2049
17,728,446
Juniper Cove Community Development District Miami-Dade
County Florida Capital Improvement RB Series 2025 (NR/NR)
500,000 4.625
05/01/2032
510,226
K-Bar Ranch II Community Development District Special
Assessment Bonds Series 2017 A (NR/NR)
1,360,000 4.500
(c)
05/01/2038
1,365,119
1,855,000 4.625
(c)
05/01/2048
1,737,526
K-Bar Ranch II Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
670,000 2.750
05/01/2031
627,691
765,000 3.125
05/01/2041
629,589
K-Bar Ranch III Community Development District City of Tampa,
Florida Special Assessment Bonds Series 2025 (NR/NR)
1,110,000 4.100
(c)
05/01/2030
1,115,993
Kelly Park Community Development District
645,000 6.000
11/01/2043
674,256
Kelly Park Community Development District
225,000 4.375
05/01/2032
228,966

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Keys Edge Community Development District Special Assessment
Bonds for Assessment Area One Project Series 2024 (NR/NR)
$ 900,000 5.375%
05/01/2055
$ 884,610
Kindred Community Development District II Special Assessment
Bonds Series 2020 (NR/NR)
155,000 3.000
05/01/2030
152,507
Kindred Community Development District II Special Assessment
Bonds Series 2021 (NR/NR)
700,000 3.125
05/01/2041
618,098
Kindred Community Development District II Special Assessment
RB Series 2023 (NR/NR)
630,000 4.900
05/01/2033
659,564
Kindred Community Development District Special Assessment
Bond Series 2017 (NR/NR)
1,000,000 4.625
05/01/2037
1,004,461
Kingman Gate Community Development District Special
Assessment Bonds Series 2020 (NR/NR)
485,000 3.125
06/15/2030
482,133
375,000 4.000
06/15/2040
375,758
Kingman Gate Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
700,000 3.600
06/15/2041
661,328
Kings Creek I Community Development District City of
Jacksonville Florida Special Assessment Bonds Series 2025
(Assessment Area One Project) (NR/NR)
500,000 5.000
05/01/2036
521,516
Kingston One Community Development District Lee County
Florida Special Assessment Bonds Series 2025 (NR/NR)
2,000,000 5.000
05/01/2035
2,099,067
3,500,000 5.750
05/01/2045
3,605,367
Knightsbridge Community Development District Special
Assessment Bonds Series 2024 (NR/NR)
215,000 4.250
(c)
06/15/2031
219,249
Lake Deer Community Development District Special Assessment
Bonds for Polk County Series 2022 (NR/NR)
115,000 4.500
05/01/2027
115,247
225,000 5.000
05/01/2032
230,634
645,000 5.500
05/01/2042
667,649
Lake Emma Community Development District Special Assessment
Bonds for Assessment Area Two Series 2023 (NR/NR)
460,000 4.500
(c)
05/01/2030
467,965
545,000 5.250
(c)
05/01/2043
560,265
Lake Frances Community Development District Miami-Dade
County Florida Special Assessment Refunding Bonds Series
2018 (NR/BBB-)
689,000 4.000
05/01/2037
675,555
Lake Harris Community Development District 2023 Project Area
Special Assessment Bonds Series 2023 (NR/NR)
145,000 4.700
05/01/2030
148,084
Lake Hideaway Community Development District Hernando
County Florida Capital Improvement RB Series 2024
Assessment Area One (NR/NR)
620,000 4.750
05/01/2031
632,030
Lakes of Sarasota Community Development District 2 Sarasota
County Florida Capital Improvement RB Series 2025A
(NR/NR)
530,000 5.500
05/01/2045
534,533
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Lakeshore Ranch Community Development District Special
Assessment Refunding Series 2019 A-2 (NR/NR)
$ 300,000 3.500%
05/01/2030
$ 294,408
320,000 4.000
05/01/2035
318,603
Lakeside at Satilla Community Development District Osceola
County Florida Capital Improvement RB, Series 2025
(NR/NR)
500,000 3.750
(c)
05/01/2030
499,945
Lakewood Park Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
625,000 5.625
05/01/2043
654,488
Lakewood Park Community Development District Special
Assessment for Assessment Area One Series 2021 (NR/NR)
35,000 2.625
05/01/2026
34,861
125,000 3.200
05/01/2031
122,904
Lakewood Ranch Stewardship District Special Assessment for
Azario Project Series 2019 (NR/NR)
365,000 3.400
05/01/2030
361,193
Lakewood Ranch Stewardship District Special Assessment for
Northeast Sector Phase 2A Project Series 2019 (NR/NR)
225,000 3.250
05/01/2029
221,675
200,000 3.850
05/01/2039
187,168
Lakewood Ranch Stewardship District Special Assessment for
Northeast Sector Project - Phase 2C Series 2020 (NR/NR)
470,000 3.000
05/01/2030
454,703
750,000 3.500
05/01/2040
669,679
Lakewood Ranch Stewardship District Special Assessment for
Sweetwater Project Series 2021 (NR/NR)
290,000 2.625
05/01/2031
273,562
1,000,000 3.100
05/01/2041
848,606
Lakewood Ranch Stewardship District Special Assessment RB for
Cresswind Project Series 2019 (NR/NR)
230,000 3.800
05/01/2029
230,794
Lakewood Ranch Stewardship District Special Assessment RB for
Del Webb Project Series 2017 (NR/NR)
220,000 4.300
(c)
05/01/2027
221,345
Lakewood Ranch Stewardship District Special Assessment RB for
Indigo Expansion Area Project Series 2019 (NR/NR)
465,000 3.200
(c)
05/01/2029
459,990
Lakewood Ranch Stewardship District Special Assessment RB for
Lake Club Phase 4 Project Series 2019 (NR/NR)
175,000 3.800
05/01/2029
175,453
Lakewood Ranch Stewardship District Special Assessment RB for
Lakewood Centre North Project Series 2015 (NR/NR)
1,605,000 4.875
05/01/2035
1,605,089
905,000 4.875
05/01/2045
884,327
Lakewood Ranch Stewardship District Special Assessment RB for
Lakewood National & Polo Run Projects Series 2017 (NR/NR)
310,000 4.625
05/01/2027
312,809
1,000,000 5.250
05/01/2037
1,015,045
Lakewood Ranch Stewardship District Special Assessment RB for
North East Sector Project - Phase 1A Series 2018 (NR/NR)
655,000 4.250
05/01/2028
659,282
Lakewood Ranch Stewardship District Special Assessment RB for
North East Sector Project - Phase 1B Series 2018 (NR/NR)
1,550,000 4.750
05/01/2029
1,578,709
2,250,000 5.300
05/01/2039
2,299,051

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Lakewood Ranch Stewardship District Special Assessment RB for
Palm Grove Project Series 2024 (NR/NR)
$ 480,000 5.250%
05/01/2044
$ 488,774
Lakewood Ranch Stewardship District Special Assessment RB for
Taylor Ranch Project Series 2023 (NR/NR)
2,400,000 6.125
05/01/2043
2,566,659
Lakewood Ranch Stewardship District Special Assessment RB
for Villages of Lakewood Ranch South Project Series 2016
(NR/NR)
195,000 4.250
05/01/2026
195,222
5,470,000 5.000
05/01/2036
5,489,673
3,945,000 5.125
05/01/2046
3,945,639
Lakewood Ranch Stewardship District Special Assessment
RB Refunding for Country Club East Project Series 2020
(AGM) (NR/AA)
500,000 2.000
05/01/2028
482,454
500,000 2.000
05/01/2029
475,640
1,685,000 2.625
05/01/2037
1,453,444
Lakewood Ranch Stewardship District Special Assessment RB
Series 2021 (NR/NR)
435,000 3.000
05/01/2041
364,355
Lakewood Ranch Stewardship District Special Assessment RB
Series 2024 (NR/NR)
485,000 5.300
05/01/2044
495,171
Lakewood Ranch Stewardship District Special Assessment
Refunding for Northeast Sector Project - Phase 2B Series 2020
(NR/NR)
440,000 3.200
(c)
05/01/2030
430,881
Lakewood Ranch Stewardship District The Isles at Lakewood
Ranch Project Phase 1 Special Assessment Bonds Series 2019
(NR/NR)
200,000 3.875
05/01/2029
201,511
Landings at Miami Community Development District Special
Assessment Bonds Series 2018 (NR/NR)
350,000 4.125
(c)
11/01/2028
353,224
250,000 4.750
(c)
11/01/2048
239,363
Landings Community Development District City of Palm Coast
Florida Special Assessment Bonds North Tract Series 2024
(NR/NR)
275,000 5.000
05/01/2031
280,035
1,025,000 5.500
05/01/2044
1,042,849
860,000 5.800
05/01/2055
867,125
Landmark at Doral Community Development District Senior
Special Assessment Refunding for North Parcel Assessment
Area Series 2019 A-1 (NR/AA-)
500,000 3.000
05/01/2026
498,338
520,000 3.000
05/01/2027
515,051
535,000 3.000
05/01/2028
526,937
550,000 3.000
05/01/2029
539,741
1,605,000 3.000
05/01/2035
1,477,037
Landmark at Doral Community Development District Subordinate
Special Assessment Refunding for North Parcel Assessment
Area Series 2019 A-2 (NR/NR)
455,000 3.375
05/01/2030
445,163
2,020,000 4.000
05/01/2038
1,946,332
Lawson Dunes Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
160,000 4.375
05/01/2027
160,550
435,000 4.750
05/01/2032
449,122
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Lawson Dunes Community Development District Special
Assessment Bonds Series 2022 (NR/NR) – (continued)
$ 370,000 5.000%
05/01/2042
$ 378,076
Lee County Florida Airport RB Series 2024 (AMT) (A2/NR)
1,475,000 5.000
10/01/2037
1,615,436
Lee County IDA Hospital Revenue Refunding Bonds Lee Health
Sys Inc Series 2019 A-2 (A2/A+)
4,590,000 5.000
(a)(b)
04/01/2033
4,594,327
Lee County Industrial Development Authority Florida Healthcare
Facilities RB Series 2024 Shell Point Obligated Group Series
2024A (NR/BBB+)
2,375,000 5.250
11/15/2044
2,445,819
Lee County Industrial Development Authority Florida Healthcare
Facilities RB Series 2024 Shell Point Obligated Group Series
2024B-1 (NR/BBB+)
1,850,000 4.750
11/15/2029
1,862,013
Lee County Moody River Estates Community Development
District Special Assessment Refunding Senior Series 2017 A-1
(NR/A-)
340,000 3.500
05/01/2026
339,751
Leomas Landing Community Development District City of
Lake Wales Florida Capital Improvement RB Series 2025
Assessment Area Two (NR/NR)
295,000 4.500
11/01/2032
300,055
Liberty Cove Community Development District Special
Assessment RB for Assessment Area One Project Series 2024
(NR/NR)
1,000,000 5.375
05/01/2044
1,000,395
Long Lake Reserve Community Development District Special
Assessment Bonds Series 2018 (NR/NR)
1,150,000 5.000
05/01/2038
1,168,993
Longleaf Community Development District (NR/NR)
331,000 5.375
05/01/2030
331,282
Longleaf Community Development District Capital Improvement
RB for Neighborhood 4 – Assessment Area Two Series 2024A
(NR/NR)
665,000 5.200
05/01/2044
659,661
Longleaf Community Development District Capital Improvement
RB Series 2024 (NR/NR)
290,000 4.500
(c)
05/01/2031
295,787
Lowery Hills Community Development District City of Lake
Alfred Florida Special Assessment Bonds Series 2025
Assessment Area One (NR/NR)
340,000 4.550
(c)
05/01/2032
345,491
750,000 5.625
(c)
05/01/2045
753,931
LT Ranch Community Development District Capital Improvement
RB Series 2022-1 (NR/NR)
100,000 5.300
05/01/2032
105,609
285,000 5.750
05/01/2042
301,082
460,000 5.900
05/01/2053
472,591
LT Ranch Community Development District Special Assessment
Series 2019 (NR/NR)
975,000 3.400
05/01/2030
956,405
1,420,000 4.000
05/01/2040
1,375,711
LTC Ranch West Residential Community Development District
City of Port St. Lucie Florida Special Assessment RB Series
2024 (NR/NR)
380,000 4.875
05/01/2031
386,992
315,000 5.700
05/01/2044
320,018

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
LTC Ranch West Residential Community Development District
City of Port St. Lucie Florida Special Assessment RB Series
2024 (NR/NR) – (continued)
$ 995,000 5.750%
05/01/2044
$ 1,014,143
LTC Ranch West Residential Community Development District
Special Assessment Bonds Series 2021 B (NR/NR)
360,000 3.250
05/01/2031
347,150
LTC Ranch West Residential Community Development District
Special Assessment for Assessment Area One Project Series
2021 A (NR/NR)
95,000 2.500
05/01/2026
94,516
700,000 3.125
05/01/2031
672,153
775,000 3.450
05/01/2041
667,284
LTC Ranch West Residential Community Development District
Special Assessment Refunding RB for Assessment Area Four
Project – Pod 2 Series 2024-Aa4 (NR/NR)
955,000 5.375
05/01/2044
951,267
Lucerne Park Community Development District Special
Assessment Bonds Series 2019 (NR/NR)
235,000 4.000
05/01/2029
236,631
Lynwood Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
750,000 3.625
06/15/2030
742,282
Magnolia Island Community Development District Pasco County
Florida Capital Improvement RB Series 2025 Assessment Area
One (NR/NR)
650,000 4.650
05/01/2032
662,606
Magnolia Island Community Development District Pasco County
Florida Capital Improvement RB Series 2025A (NR/NR)
200,000 4.250
(c)
05/01/2030
200,360
300,000 4.500
(c)
05/01/2035
300,440
Magnolia Island Community Development District Pasco County,
Florida Capital Improvement RB Series 2025A (NR/NR)
600,000 5.450
(c)
05/01/2045
599,874
Malabar Springs Community Development District Special
Assessment Bonds for Assessment Area One Series 2024
(NR/NR)
435,000 4.500
05/01/2031
439,936
Mandarin Grove Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
760,000 6.625
(c)
05/01/2053
877,005
Mangrove Point Community Development District Capital
Improvement RB Series 2022 (NR/NR)
350,000 4.000
05/01/2032
332,243
1,050,000 4.250
05/01/2042
925,461
Marion Ranch Community Development District Marion County
Florida Special Assessment Bonds Series 2024 (NR/NR)
220,000 5.100
05/01/2031
224,752
425,000 5.700
05/01/2044
434,338
McJunkin Parkland Community Development District Special
Assessment Bonds Series 2018 (NR/NR)
685,000 4.750
(c)
11/01/2029
702,452
Mckendree Pointe Community Development District Pasco County
Florida Capital Improvement RB Series 2025 (NR/NR)
700,000 4.750
05/01/2035
701,016
815,000 5.700
05/01/2045
815,489
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Meadow Pines Community Development District Special
Assessment Refunding Bonds Senior Lien Series 2014 1
(NR/A+)
$ 745,000 4.450%
05/01/2030
$ 745,648
Meadow Pointe III Community Development District Pasco
County, Florida Capital Improvement Revenue Refunding
Bonds Series 2015A-1 (NR/A+)
520,000 4.400
05/01/2031
520,155
Meadow View at Twin Creeks Community Development District
Special Assessment Bonds Series 2021 (NR/NR)
500,000 3.000
05/01/2031
477,829
1,775,000 3.250
05/01/2041
1,489,913
Merrick Square Community Development District Capital
Improvement RB Series 2023 (NR/NR)
750,000 5.400
05/01/2043
779,300
Miami Dade County Aviation Revenue Refunding Bonds Series
2015A (NR/A+)
34,650,000 5.000
10/01/2038
34,697,827
Miami Dade County Aviation Revenue Refunding Bonds Series
2017B (AMT) (NR/A+)
21,840,000 5.000
10/01/2040
22,149,045
Miami RB Refunding Parking System Series 2019
(BAM) (A1/AA)
1,000,000 4.000
10/01/2038
1,011,621
Miami World Center Community Development District Special
Assessment Bonds Series 2017 (NR/NR)
520,000 4.750
11/01/2027
529,128
850,000 5.125
11/01/2039
864,704
2,350,000 5.250
11/01/2049
2,363,189
Miami-Dade County Aviation Revenue Refunding Bonds Series
2019A (NR/A+)
2,225,000 5.000
10/01/2049
2,236,577
Miami-Dade County Aviation Revenue Refunding Bonds Series
2024A (AMT) (NR/A+)
3,130,000 5.000
10/01/2027
3,237,776
2,295,000 5.000
10/01/2028
2,419,234
Miami-Dade County Capital Asset Acquisition Special Obligation
Bonds Series 2023A (Aa2/AA)
3,770,000 5.000
04/01/2045
3,936,894
1,865,000 5.000
04/01/2048
1,928,359
Miami-Dade County Educational Facilities Authority Revenue
Refunding Bonds for University of Miami Issue Series 2024B
(A2/A-)
9,110,000 5.000
04/01/2030
9,927,052
9,565,000 5.000
04/01/2031
10,600,174
10,045,000 5.000
04/01/2032
11,289,386
Miami-Dade County Expressway Authority Toll System  RB, Series
2010 A (A3/A)
1,400,000 5.000
07/01/2040
1,406,130
Miami-Dade County IDA Educational Facilities RB for Academir
Charter Schools Project Series 2022A (Ba2/NR)
960,000 5.000
(c)
07/01/2037
963,541
1,440,000 5.250
(c)
07/01/2042
1,406,796
Miami-Dade County Seaport Revenue Refunding Bonds Series
2021A (AGM) (A3/AA)
10,000,000 4.000
10/01/2041
9,799,950
Miami-Dade County Seaport Revenue Refunding Bonds, Series
2022A (AMT) (A3/NR)
2,715,000 5.250
10/01/2052
2,755,350

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Miami-Dade County Water & Sewer Revenue System Bonds Series
2021 (BAM-TCRS) (Aa3/AA)
$ 1,425,000 4.000%
10/01/2051
$ 1,291,471
Miami-Dade County, Florida Seaport RR Bonds, Series 2022A
(AMT) (A3/NR)
2,030,000 5.000
10/01/2042
2,101,017
Miami-Dade County, Florida Water & Sewer System  RB, Series
2024-A (Aa3/AA)
17,400,000 5.250
10/01/2054
18,266,308
Midtown Miami Community Development District Special
Assessment Revenue Refunding Bonds for Parking Garage
Project Series 2014A (NR/NR)
5,120,000 5.000
05/01/2037
5,122,369
Mirada Community Development District Pasco County Florida
Capital Improvement RB Series 2024 Assessment Area Five
(NR/NR)
375,000 5.000
05/01/2034
389,425
Mirada Community Development District Pasco County Florida
Capital Improvement Revenue and Refunding Bonds Series
2024 Assessment Area Three (NR/NR)
465,000 4.750
05/01/2031
472,085
Mirada II Community Development District Pasco County Florida
Capital Improvement RB, Series 2025 (NR/NR)
245,000 4.000
05/01/2030
243,913
1,315,000 5.500
05/01/2045
1,334,736
Mirada II Community Development District Special Assessment
Bonds Series 2021 (NR/NR)
105,000 2.500
05/01/2026
103,758
740,000 3.125
05/01/2031
686,254
Miranda II Community Development District Capital Improvement
RB Series 2022 (NR/NR)
195,000 4.625
05/01/2027
196,172
195,000 5.125
05/01/2032
204,455
Miromar Lakes Community Development District Lee County
Florida Capital Improvement Revenue Refunding Bonds Series
2025 (NR/NR)
490,000 5.000
05/01/2026
492,284
520,000 5.000
05/01/2027
529,748
545,000 5.000
05/01/2028
563,243
1,500,000 5.000
05/01/2035
1,639,467
Mitchell Ranch Community Development District Special
Assessment Bonds Series 2019 (NR/NR)
565,000 3.375
12/15/2030
556,370
1,500,000 4.000
12/15/2039
1,429,663
New Port Corners Community Development District Pasco County
Florida Special Assessment Bonds Series 2025 (NR/NR)
500,000 5.200
(c)
06/15/2045
499,790
New Port Tampa Bay Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
500,000 3.500
05/01/2031
487,161
New River Community Development District Special Assessment
Refunding Senior Lien Series 2020 A-1 (NR/A)
125,000 3.500
(c)
05/01/2026
124,756
130,000 3.500
(c)
05/01/2027
129,468
135,000 3.500
(c)
05/01/2028
134,362
140,000 3.500
(c)
05/01/2029
139,153
700,000 3.500
(c)
05/01/2038
648,872
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
New River Community Development District Special Assessment
Refunding Senior Lien Series 2020 A-1 (NR/NR)
$ 30,000 3.500%
(c)
05/01/2031
$ 29,455
North Ar-1 of Pasco Community Development District Pasco
County Florida Capital Improvement RB Series 2024A
Assessment Area Five (NR/NR)
405,000 4.875
05/01/2031
413,254
435,000 5.750
05/01/2044
447,179
North AR-1 Pasco Community Development District Capital
Improvement RB for Assessment Area Four Series 2024
(NR/NR)
240,000 4.625
05/01/2031
244,154
360,000 5.450
05/01/2044
365,795
North AR-1 Pasco Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
70,000 2.625
05/01/2026
69,690
280,000 3.125
05/01/2031
269,253
North Loop Community Development District
215,000 5.625
05/01/2030
222,681
525,000 6.375
05/01/2043
566,185
North Miami FLA Community Redevelopment Agency
Redevelopment RB 2024 (NR/A)
595,000 5.000
03/01/2027
607,935
200,000 5.000
03/01/2028
208,029
600,000 5.000
03/01/2029
635,057
425,000 5.000
03/01/2032
467,319
455,000 5.000
03/01/2033
503,862
565,000 5.000
03/01/2034
629,549
1,000,000 5.000
03/01/2038
1,087,270
585,000 5.000
03/01/2040
629,111
1,000,000 5.000
03/01/2041
1,062,108
585,000 5.000
03/01/2042
614,479
1,100,000 5.000
03/01/2043
1,141,907
North Park Isle Community Development District Special
Assessment RB Series 2021 (NR/NR)
95,000 2.450
11/01/2026
93,891
670,000 3.000
11/01/2031
639,397
North Powerline Road Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
210,000 5.250
(c)
05/01/2032
218,897
North Powerline Road Community Development District Special
Assessment Series 2020 (NR/NR)
495,000 3.125
05/01/2030
482,882
430,000 3.625
05/01/2040
394,266
North Sumter County Utility Dependent District RB for Central
Sumter Utility Series 2019 (BAM) (NR/AA)
655,000 5.000
10/01/2030
709,317
575,000 5.000
10/01/2031
622,087
1,025,000 5.000
10/01/2033
1,101,710
1,205,000 5.000
10/01/2034
1,291,341
1,000,000 5.000
10/01/2036
1,063,720
1,975,000 5.000
10/01/2037
2,093,134
2,075,000 5.000
10/01/2038
2,191,794
Northlake Stewardship District Manatee County Florida Special
Assessment Bonds, Series 2025 (NR/NR)
400,000 4.250
05/01/2030
400,287
Northridge Community Development District Pasco County,
Florida Special Assessment Bonds, Series 2025 (NR/NR)
1,175,000 4.550
(c)
05/01/2030
1,201,729

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Ocala Preserve Community Development District Capital
Improvement RB Series 2023 (NR/NR)
$ 235,000 4.875%
05/01/2030
$ 240,893
Okaloosa County Florida Industrial Development RB Air Force
Enlisted Village Inc. Project Series 2025 (NR/NR)
1,100,000 5.500
(c)
05/15/2045
1,118,164
Old Hickory Community Development District Special Assessment
Bonds Series 2020 (NR/NR)
300,000 3.000
06/15/2030
291,706
315,000 4.000
06/15/2040
297,442
Orange Blossom Groves Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
295,000 4.250
06/15/2030
301,033
585,000 5.250
06/15/2043
607,650
Orange Blossom Ranch Community Development District Special
Assessment Bonds Series 2019 (NR/NR)
625,000 4.100
05/01/2029
629,673
Orange County Health Facilities Authority Hospital RB Orlando
Health Obligated Group Series 2025A (NR/A+)
7,750,000 4.500
10/01/2056
7,488,692
Orlando Utilities Commission RB Series 2021 B (Aa2/AA)
4,325,000 1.250
(a)(b)
10/01/2046
3,973,541
Ormond Crossings West Community Development District City of
Ormond Beach Florida Special Assessment Bonds Series 2025
(NR/NR)
2,500,000 5.750
11/01/2047
2,488,286
Osceola Chain Lakes Community Development District Special
Assessment Bonds Series 2020 (NR/NR)
350,000 3.500
05/01/2030
340,082
Osceola County Expressway System Senior Lien Convertible
Capital Appreciation RB Series 2014B-2 (NR/NR)
5,000,000 6.150
(d)
10/01/2031
5,890,279
Osceola County Rolling Oaks Community Development District
Special Assessment Bonds Series 2016 (NR/NR)
3,270,000 5.875
11/01/2037
3,364,493
3,490,000 6.000
11/01/2047
3,550,207
Osceola County Rolling Oaks Community Development District
Special Assessment Bonds Series 2018 (NR/NR)
405,000 4.875
(c)
11/01/2028
413,660
Osceola County Transportation Improvement & Refunding RB
Series 2019A-1 (NR/BBB+)
400,000 5.000
10/01/2026
404,241
Osceola Village Center Community Development District Special
Assessment Bond Series 2021 (NR/NR)
40,000 2.375
(c)
05/01/2026
39,798
180,000 2.875
(c)
05/01/2031
174,186
365,000 3.300
(c)
05/01/2041
323,112
Pacific Ace Community Development District Special Assessment
Bonds for Assessment Area Two Series 2024 (NR/NR)
505,000 5.200
05/01/2044
509,864
Paddocks Community Development District Capital Improvement
RB Series 2024 (NR/NR)
580,000 4.250
(c)
05/01/2031
585,141
1,025,000 5.125
(c)
05/01/2044
1,017,324
Palermo Community Development District Lee County Florida
Special Assessment Bonds Series 2025 Assessment Area Two
(NR/NR)
250,000 4.375
06/15/2032
255,301
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Palermo Community Development District Special Assessment
Bonds Series 2023 (NR/NR)
$ 445,000 4.125%
06/15/2030
$ 451,928
950,000 5.000
06/15/2043
968,956
Palm Beach County Educational Facilities Authority RB Palm
Beach Atlantic University, Inc. Series 2024 (NR/NR)
4,000,000 5.000
10/01/2034
4,262,325
1,810,000 5.000
10/01/2043
1,828,481
3,280,000 5.250
10/01/2053
3,256,888
Palm Beach County Health Facilities Authority RB for ACTS
Retirement-Life Communities, Inc. Obligated Group Series
2020 B (NR/NR)
250,000 4.000
11/15/2041
239,684
1,030,000 5.000
11/15/2042
1,053,525
Palm Beach County Health Facilities Authority RB for Lifespace
Communities, Inc. Obligated Group Series 2019 B (NR/NR)
2,300,000 4.000
05/15/2053
1,768,772
2,175,000 5.000
05/15/2053
2,001,408
Palm Beach County Health Facilities Authority RB Refunding for
Lifespace Communities, Inc. Obligated Group Series 2021 C
(NR/NR)
615,000 4.000
05/15/2030
613,684
8,190,000 4.000
05/15/2036
7,847,060
Palm Beach County Health Facilities Authority RB Refunding for
Lifespace Communities, Inc. Series 2023 C (NR/NR)
945,000 7.500
05/15/2053
1,042,873
Palm Coast Park Community Development District Special
Assessment Bond for Somerset at Palm Coast Park, Series
2023 (NR/NR)
725,000 4.700
05/01/2033
748,032
400,000 5.400
05/01/2043
410,893
Palm Coast Park Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
275,000 2.800
05/01/2031
259,044
730,000 3.125
05/01/2041
600,785
Palm Coast Park Community Development District Special
Assessment for Assessment Area One Series 2019 (NR/NR)
245,000 3.750
05/01/2030
243,811
965,000 4.150
05/01/2040
928,255
Palm Gate Community Development District City of Florida City
Florida Special Assessment Bonds Series 2025 (NR/NR)
965,000 4.375
06/15/2032
978,277
Palm Glades Community Development District Senior Special
Assessment Bonds Series 2018 A-1 (NR/A)
225,000 3.500
11/01/2026
224,869
230,000 3.500
11/01/2027
229,963
240,000 3.500
11/01/2028
239,848
Palm Glades Community Development District Special Assessment
Bonds Series 2020 (NR/NR)
765,000 4.000
(c)
05/01/2050
644,043
Palm Glades Community Development District Special Assessment
Refunding Bonds Series 2016 (NR/A)
1,045,000 4.000
05/01/2036
1,045,866
Palm Glades Community Development District Special Assessment
Refunding Bonds Series 2017 (NR/BBB-)
105,000 4.000
05/01/2027
105,253
3,575,000 5.000
05/01/2039
3,607,990

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Park East Community Development District Special Assessment
Bonds Series 2021 (NR/NR)
$ 655,000 2.875%
11/01/2031
$ 613,990
1,150,000 3.150
11/01/2041
947,118
Parker Pointe Community Development District Miami-Dade
County Florida Special Assessment Bonds Series 2024
(NR/NR)
700,000 5.500
05/01/2044
709,360
Parkland Preserve Community Development District Special
Assessment RB Series 2019 A (NR/NR)
390,000 4.750
05/01/2030
399,175
Parkside Trails Community Development District Lake County
Special Assessment Bonds Series 2025 (NR/NR)
360,000 4.000
05/01/2030
360,210
285,000 4.300
05/01/2035
285,241
1,000,000 5.300
05/01/2045
1,000,626
Parkview at Long Lake Ranch Community Development District
Special Assessment Series 2020 (NR/NR)
625,000 3.125
05/01/2030
602,664
800,000 3.750
05/01/2040
719,555
Parkway Center Community Development District Special
Assessment for Amenity Projects Series 2018-2 (NR/A-)
345,000 4.250
05/01/2031
348,811
1,030,000 4.500
05/01/2038
1,025,970
Parkway Center Community Development District Special
Assessment Refunding Series 2018-1 (NR/A-)
265,000 4.000
05/01/2026
265,506
275,000 4.000
05/01/2027
277,355
285,000 4.125
05/01/2028
289,953
Parrish Lakes Community Development District Capital
Improvement RB for Special Assessment Area Two Series
2023A (NR/NR)
300,000 4.625
05/01/2030
304,960
515,000 5.375
05/01/2043
526,653
Parrish Lakes Community Development District Capital
Improvement RB Series 2023 (NR/NR)
220,000 4.000
05/01/2030
221,644
Parrish Lakes Community Development District Manatee County
Florida Capital Improvement RB Series 2024 Assessment Area
Three (NR/NR)
360,000 5.000
05/01/2031
366,471
Parrish Lakes II Community Development District Capital
Improvement RB for Assessment Area One Series 2024
(NR/NR)
1,170,000 4.250
05/01/2031
1,181,978
Parrish Plantation Community Development District Manatee
County Florida Special Assessment RB Series 2024
Assessment Area Four Project (NR/NR)
250,000 5.625
05/01/2044
256,950
Parrish Plantation Community Development District Manatee
County Florida Special Assessment RB Series 2024
Assessment Area Three Project (NR/NR)
320,000 4.875
05/01/2031
327,124
685,000 5.800
05/01/2044
708,320
Parrish Plantation Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
65,000 2.500
05/01/2026
64,707
335,000 3.125
05/01/2031
323,707
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Pasadena Ridge Community Development District Capital
Improvement RB for Assessment Area One Series 2024
(NR/NR)
$ 665,000 4.350%
05/01/2031
$ 672,180
Pasadena Ridge Community Development District Pasco County
Florida Capital Improvement RB Series 2025 (NR/NR)
570,000 4.200
05/01/2030
569,485
1,000,000 5.500
05/01/2045
997,431
Pasco Community Development District Capital Improvement RB
Series 2021A (NR/NR)
205,000 3.250
05/01/2031
200,864
645,000 3.550
05/01/2041
588,397
Pasco County Capital Improvement Cigarette Tax Allocation Bonds
Series 2023A (AGM) (A1/AA)
480,000 5.250
09/01/2035
544,473
500,000 5.250
09/01/2036
563,041
250,000 5.500
09/01/2037
283,229
210,000 5.500
09/01/2038
236,405
3,665,000 5.750
09/01/2054
3,926,649
Paseo Community Development District Capital Improvement RB
Refunding Series 2018 (NR/A-)
475,000 4.000
05/01/2026
475,626
515,000 4.000
05/01/2028
522,518
1,315,000 4.500
05/01/2031
1,339,697
3,360,000 4.375
05/01/2036
3,370,574
Peace Creek Community Development District City of Winter
Haven Florida Special Assessment Bonds Series 2025
Assessment Area Two (NR/NR)
910,000 5.450
05/01/2045
914,480
Peace Creek Community Development District Special Assessment
Bonds Series 2023 (NR/NR)
390,000 4.250
06/15/2030
395,723
Peace Creek Village Community Development District City of
Winter Haven Florida Special Assessment Bonds Series 2025
(NR/NR)
345,000 4.500
(c)
05/01/2032
350,815
500,000 5.600
(c)
05/01/2045
504,620
Peace Crossing Community Development District Special
Assessment RB for Assessment Area One Series 2024
(NR/NR)
695,000 5.000
05/01/2031
702,472
Pentathlon Community Development District Special Assessment
Revenue Refunding Series 2012 (NR/A-)
1,330,000 4.500
11/01/2033
1,330,838
Pine Isle Community Development District Special Assessment
Bonds Series 2021 (NR/NR)
225,000 3.000
(c)
12/15/2031
221,730
Pine Ridge Plantation Community Development District Special
Assessment Refunding Bonds 2020 A-1 (AGM) (NR/AA)
540,000 2.000
05/01/2028
515,550
555,000 2.000
05/01/2029
520,663
565,000 2.125
05/01/2030
520,221
1,000,000 2.625
05/01/2034
888,424
990,000 2.800
05/01/2037
840,974
Pinellas County Industrial Development Authority RB for
Drs. Kiran & Pallavi Patel 2017 Foundation for Global
Understanding, Inc. Project Series 2019 (NR/NR)
1,300,000 5.000
07/01/2029
1,327,221

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Portico Community Development District Special Assessment
Bonds Series 2020-2 (NR/NR)
$ 170,000 3.250%
05/01/2031
$ 164,487
Portico Community Development District Special Assessment
Refunding Series 2020-1 (NR/NR)
3,320,000 3.200
05/01/2031
3,212,197
1,870,000 3.500
05/01/2037
1,736,495
Preserve at Legends Pointe Community Development District
Pasco County, Florida Capital Improvement  RB, Series 2025
(NR/NR)
520,000 5.625
(c)
05/01/2045
532,734
Preserve at Savannah Lakes Community Development District
Special Assessment Bonds Phase 1 Series 2024 (NR/NR)
215,000 4.600
05/01/2031
219,202
Preserve at South Branch Community Development District
Special Assessment Phase 1 Series 2018 (NR/NR)
190,000 4.750
11/01/2029
195,937
Preserve at South Branch Community Development District
Special Assessment Phase 2 RB Series 2019 (NR/NR)
470,000 3.500
11/01/2030
471,811
Preserve at South Branch Community Development District
Special Assessment Phase 3 Series 2021 (NR/NR)
55,000 2.500
05/01/2026
54,804
Preston Cove Community Development District Special
Assessment RB Series 2022 (NR/NR)
280,000 3.250
05/01/2027
277,862
1,820,000 4.000
05/01/2042
1,666,523
Prosperity Lakes Community Development District
690,000 5.875
12/15/2043
736,111
Quail Roost Community Development District Miami-Dade
County, Florida Special Assessment Bonds Series 2025
(NR/NR)
327,000 5.800
05/01/2045
342,410
Quail Roost Community Development District Special Assessment
for Expansion Area Project Series 2021 (NR/NR)
30,000 2.200
12/15/2026
29,605
480,000 2.700
12/15/2031
457,269
720,000 3.125
12/15/2041
600,320
Radiance Community Development District Flagler County Florida
Special Assessment Bonds, Series 2025 (NR/NR)
910,000 5.000
(c)
05/01/2030
932,639
Ranches At Lake Mcleod Community Development District
Polk County Florida Special Assessment Bonds Series 2025
Assessment Area Two (NR/NR)
300,000 4.250
06/15/2030
304,039
370,000 4.550
06/15/2035
381,904
600,000 5.450
06/15/2045
607,798
Ranches at Lake Mcleod Community Development District Polk
County, Florida Special Assessment Bonds, Series 2023
Assessment Area One (NR/NR)
625,000 5.250
06/15/2043
642,850
Randal Park Community Development District Randal Walk
Special Assessment RB Series 2018 (NR/NR)
150,000 4.500
(c)
05/01/2029
152,412
Reflection Bay Community Development District Palm Beach
County Florida Special Assessment Bonds, Series 2025
(NR/NR)
230,000 4.500
05/01/2030
233,296
425,000 5.000
05/01/2035
446,066
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Regal-Village Community Development District Capital
Improvement Revenue Bonds Series 2024 (NR/NR)
$ 325,000 4.250%
05/01/2031
$ 329,415
Reserve at Van Oaks Community Development District City of
Auburndale, Florida Special Assessment Bonds, Series 2023
Project (NR/NR)
670,000 5.125
05/01/2043
689,063
Reunion West Community Development District Special
Assessment Bonds for Assessment Area 5 Project Series 2019
(NR/NR)
360,000 4.000
05/01/2030
362,531
Reunion West Community Development District Special
Assessment Refunding Bonds Series 2022 (NR/NR)
1,150,000 3.000
05/01/2036
1,060,303
Rhodine Road North Community Development District Special
Assessment Bonds Series 2019 (NR/NR)
340,000 4.000
05/01/2030
345,287
615,000 4.500
05/01/2040
619,634
610,000 4.750
05/01/2050
583,141
Rhodine Road North Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
190,000 3.000
05/01/2032
185,571
400,000 3.300
05/01/2042
344,574
Ridge at Apopka Community Development District Special
Assessment Bonds for Parcel Two Project Series 2023
(NR/NR)
250,000 4.750
05/01/2030
254,043
Ridge at Apopka Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
195,000 4.750
05/01/2027
196,332
695,000 5.000
05/01/2032
723,742
Ridge at Health Brook Community Development District Capital
Improvement RB Series 2023 (NR/NR)
105,000 4.375
05/01/2030
106,617
270,000 5.250
05/01/2043
277,562
River Bend Community Development District Special Assessment
RB Refunding Senior Series 2016 A-1 (NR/A-)
2,390,000 4.000
05/01/2031
2,393,942
890,000 4.000
05/01/2035
890,853
River Glen Community Development District Special Assessment
Bond for Assessment Area Two Series 2021 (NR/NR)
150,000 2.375
05/01/2026
149,298
600,000 3.000
05/01/2031
582,239
River Hall Community Development District
675,000 4.550
(c)
05/01/2031
684,705
River Hall Community Development District
700,000 6.250
05/01/2043
749,059
River Hall Community Development District Special Assessment
for Assessment Area 3 Series 2020 A (NR/NR)
690,000 3.250
05/01/2031
665,692
River Hall Community Development District Special Assessment
Refunding Bonds Series 2021 A-2 (NR/NR)
80,000 3.000
05/01/2026
79,746
890,000 3.000
05/01/2031
848,059
885,000 3.000
05/01/2036
791,506
River Landing Community Development District Pasco County
Florida Capital Improvement RB Series 2025 (NR/NR)
635,000 5.200
05/01/2045
637,699

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
River Landing Community Development District Special
Assessment Series 2020 A (NR/NR)
$ 470,000 3.600%
05/01/2030
$ 462,908
Rivers Edge II Community Development District Special
Assessment Bond Series 2021 (NR/NR)
200,000 3.000
05/01/2031
194,332
Rivers Edge III Community Development District Special
Assessment Bond Series 2021 (NR/NR)
300,000 3.000
(c)
05/01/2031
292,527
Riversong Community Development District Manatee County
Florida Special Assessment Bonds Series 2025 (NR/NR)
1,090,000 5.400
(c)
05/01/2045
1,103,091
Riverwalk Community Development District City of Orlando
Florida Special Assessment Bonds Series 2024 (NR/NR)
1,000,000 5.500
05/01/2044
1,026,921
Riverwalk Community Development District City of Orlando
Florida Special Assessment Bonds Series 2025 (NR/NR)
300,000 4.375
(c)
05/01/2035
306,848
500,000 5.200
(c)
05/01/2045
502,493
Riverwalk Community Development District City of Orlando
Special Assessment Bonds Series 2025A (NR/NR)
460,000 4.000
(c)
05/01/2030
460,642
515,000 4.250
(c)
05/01/2035
516,740
755,000 5.300
(c)
05/01/2045
759,055
Rivington Community Development District Special Assessment
RB Series 2022 (NR/NR)
4,050,000 4.000
05/01/2052
3,335,741
Rolling Hills Community Development District Capital
Improvement and Refunding Bonds Series 2022A-2 (NR/NR)
700,000 3.650
05/01/2032
671,156
Rolling Hills Community Development District Capital
Improvement RB Series 2022A-1 (NR/NR)
165,000 3.125
05/01/2027
163,560
965,000 3.750
05/01/2042
843,425
Rolling Oaks Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
140,000 5.625
(c)
05/01/2029
143,031
830,000 6.250
(c)
05/01/2042
882,616
Rookery Community Development District City of Green Cove
Springs Florida Capital Improvement RB Series 2024
Assessment Area One (NR/NR)
410,000 4.250
05/01/2031
413,399
1,000,000 5.000
05/01/2044
983,647
Rustic Oaks Community Development District Capital
Improvement RB Series 2022 (NR/NR)
415,000 2.850
05/01/2027
407,854
1,100,000 3.200
05/01/2032
1,052,238
Rutland Ranch Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
410,000 3.400
11/01/2041
365,564
Rye Crossing Community Development District Capital
Improvement RB Series 2023 (NR/NR)
820,000 5.000
05/01/2043
828,402
Rye Crossing Community Development District Manatee County
Florida Capital Improvement RB Series 2024 Assessment Area
Two (NR/NR)
275,000 4.200
05/01/2031
277,596
750,000 5.000
05/01/2044
747,436
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Rye Ranch Community Development District
$ 205,000 5.700%
05/01/2030
$ 212,380
1,000,000 6.500
05/01/2043
1,087,513
Rye Ranch Community Development District Special Assessment
Bonds for Assessment Area One, Series 2023 (NR/NR)
660,000 5.750
(c)
11/01/2043
682,461
Sabal Palm Community Development District Broward County
Florida Special Assessment Refunding Bonds Series 2024
(NR/NR)
1,625,000 5.000
05/01/2044
1,649,427
Saddle Creek Preserve of Polk County Community Development
District Polk County Florida Special Assessment Bonds Series
2022 (NR/NR)
1,000,000 3.350
12/15/2041
865,150
Saddle Creek Preserve of Polk County Community Development
District Special Assessment Bonds Series 2020 (NR/NR)
320,000 3.000
06/15/2030
313,731
290,000 4.000
06/15/2040
281,932
Saddle Creek Preserve of Polk County Community Development
District Special Assessment Bonds Series 2022 (NR/NR)
110,000 2.625
12/15/2027
107,832
355,000 3.100
12/15/2032
343,612
Saltleaf Community Development District Lee County Florida
Capital Improvement RB Series 2024 (NR/NR)
450,000 4.750
05/01/2031
458,964
Saltmeadows Community Development District
345,000 4.300
(c)
05/01/2030
348,782
360,000 4.800
(c)
05/01/2035
373,476
Saltmeadows Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
585,000 5.250
05/01/2042
601,886
Sampson Creek Community Development District Special
Assessment Bonds Series 2020 (AGM) (NR/AA)
660,000 2.375
05/01/2035
573,355
1,425,000 2.625
05/01/2040
1,121,796
San Simeon Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
870,000 3.750
(c)
06/15/2031
864,575
Sandmine Road Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
450,000 3.000
11/01/2031
442,826
1,100,000 3.300
11/01/2041
986,630
Sandmine Road Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
500,000 5.750
11/01/2042
528,941
Sarasota County Public Hospital District Fixed Rate Hospital RB
Series 2018 (A1/NR)
2,520,000 4.000
07/01/2048
2,255,048
Savanna Lakes Community Development District Lee County
Florida Special Assessment Bonds Series 2024 Assessment
Area Two (NR/NR)
625,000 5.250
06/15/2044
631,060
Savanna Lakes Community Development District Lee County,
Florida Special Assessment Bonds, Series 2023 Assessment
Area One (NR/NR)
815,000 5.125
(c)
06/15/2043
836,578
Sawgrass Village Community Development District
300,000 5.250
11/01/2030
309,950

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Sawgrass Village Community Development District Manatee
County Florida Special Assessment Bonds Series 2024
Assessment Area Three (NR/NR)
$ 265,000 4.700%
(c)
05/01/2031
$ 269,853
700,000 5.550
(c)
05/01/2044
710,751
Sawgrass Village Community Development District Manatee
County, Florida Special Assessment Bonds, Series 2023 Series
2023 Project (NR/NR)
445,000 4.875
05/01/2030
453,592
1,260,000 5.500
05/01/2043
1,296,520
Sawgrass Village Community Development
District Special Assessment Bonds Series 2023
(Assessment Area Two) (NR/NR)
1,100,000 6.125
11/01/2043
1,162,226
Scenic Highway Community Development District Special
Assessment Series 2020 (NR/NR)
465,000 3.250
05/01/2030
460,872
560,000 3.750
05/01/2040
528,241
Scenic Terrace North Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
385,000 5.125
05/01/2030
393,765
Scenic Terrace South Community Development District
400,000 6.500
11/01/2043
428,449
Scenic Terrace South Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
170,000 3.750
05/01/2027
169,575
540,000 4.125
05/01/2032
543,735
1,190,000 4.500
05/01/2042
1,144,940
Seagrove Community Development District St. Lucie County
Florida Special Assessment Bonds Series 2024 (NR/NR)
855,000 4.250
06/15/2031
865,112
785,000 4.875
06/15/2044
767,391
Seaton Creek Reserve Community Development District City of
Jacksonville, Florida Special Assessment Bonds, Series 2023
Assessment Area One (NR/NR)
725,000 5.250
(c)
06/15/2043
749,377
Sedona Point Community Development District Miami-Dade
County, Florida Special Assessment Bonds, Series 2023 2023
Project (NR/NR)
600,000 5.000
06/15/2043
615,769
Seminole Improvement District Utilities RB for City of Westlake
Series 2022 (NR/NR)
200,000 4.400
10/01/2027
201,278
550,000 5.000
10/01/2032
571,323
Seminole Palms Community Development District City of
Palm Coast Florida Special Assessment Bonds Series 2024
Assessment Area Two (NR/NR)
1,190,000 5.200
(c)
05/01/2044
1,164,030
Seminole Palms Community Development District City of Palm
Coast, Florida Special Assessment Bonds, Series 2023 2023
Project Area (NR/NR)
850,000 5.500
05/01/2043
874,636
Shadowlawn Community Development District Special Assessment
Revenue Bonds Series 2024 (NR/NR)
2,740,000 4.700
05/01/2034
2,787,679
Shell Point Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
600,000 4.500
(c)
11/01/2029
610,353
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Sherwood Manor Community Development District Special
Assessment RB Series 2023 (NR/NR)
$ 335,000 4.625%
05/01/2030
$ 341,696
725,000 5.500
05/01/2043
753,219
Shingle Creek at Bronson Community Development District
Special Assessment Bonds Series 2021 (NR/NR)
1,000,000 3.500
06/15/2041
913,997
Shingle Creek Community Development District Special
Assessment Bonds Series 2019 (NR/NR)
1,545,000 4.000
05/01/2029
1,556,532
5,000,000 4.750
05/01/2039
5,046,509
Siena North Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
160,000 3.300
06/15/2032
154,011
450,000 4.000
06/15/2042
411,408
Silver Oaks Community Development District Special Assessment
Bonds Series 2024 (NR/NR)
985,000 5.550
05/01/2044
1,005,442
Silver Palms West Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
900,000 3.000
06/15/2032
857,991
1,905,000 3.250
06/15/2042
1,675,487
Silverlake Community Development District Special Assessment
Bonds Series 2023 (NR/NR)
695,000 5.375
05/01/2043
719,348
Six Mile Creek Community Development District Capital
Improvement & Refunding RB Series 2021 (NR/NR)
55,000 2.500
05/01/2026
54,722
320,000 3.100
05/01/2031
308,082
Six Mile Creek Community Development District Special
Assessment for Assessment Area 3 Phase 1 Series 2021
(NR/NR)
80,000 2.500
05/01/2026
79,663
710,000 3.000
05/01/2031
681,162
Six Mile Creek Community Development District Special
Assessment Refunding for Area 2 Phase 3A Project Series
2020 (NR/NR)
495,000 3.625
11/01/2031
498,532
300,000 4.125
11/01/2040
296,257
Six Mile Creek Community Development District St. Johns County
Florida Capital Improvement RB Series 2024 (NR/NR)
550,000 5.100
05/01/2044
542,987
Six Mile Creek Community Development District St. Johns
County, Florida Capital Improvement RB, Series 2023 2023
Project Area (NR/NR)
1,100,000 5.500
05/01/2043
1,141,441
Solaeris Community Development District St. Lucie County
Florida Special Assessment Bonds Series 2024 (NR/NR)
500,000 5.200
05/01/2031
521,459
Solaeris Community Development District St. Lucie County
Florida Special Assessment Bonds, Series 2025 (NR/NR)
1,400,000 6.000
(c)
05/01/2045
1,443,788
Somerset Bay Community Development District Hernando County
Florida Capital Improvement RB Series 2024 Assessment Area
One (NR/NR)
950,000 5.625
(c)
05/01/2044
950,344

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Sorrento Pines Community Development District Lake County,
Florida Special Assessment Bonds, Series 2023 Assessment
Area One (NR/NR)
$ 700,000 5.250%
05/01/2043
$ 722,663
South Creek Community Development District Hillsborough
County Florida Special Assessment Bonds Series 2025
(NR/NR)
304,000 4.300
05/01/2035
304,595
500,000 5.300
05/01/2045
499,897
South Creek Community Development District Special Assessment
for Assessment Area One Series 2021 (NR/NR)
65,000 2.375
06/15/2026
64,597
175,000 2.875
06/15/2031
169,801
475,000 3.250
06/15/2041
408,160
South Fork East Community Development District Capital
Improvement RB Refunding Series 2017 (NR/BBB)
465,000 3.625
05/01/2026
464,122
975,000 4.125
05/01/2036
964,772
South Fork III Community Development District Parcels V and W
Special Assessment Bonds Series 2019 (NR/NR)
595,000 4.500
(c)
11/01/2029
606,346
South Fork III Community Development District Special
Assessment RB Refunding Series 2018 (NR/NR)
480,000 4.625
05/01/2029
488,962
South Kendall Community Development District Special
Assessment Refunding Series 2016 (NR/BBB)
430,000 4.125
11/01/2040
406,900
South Village Community Development District Capital
Improvement and Special Assessment Refunding Subordinate
Lien Series 2016 A-2 (NR/NR)
400,000 4.875
05/01/2035
400,721
100,000 5.000
05/01/2038
100,172
Southern Groves Community Development District No. 5 Special
Assessment Bond Series 2021 (NR/NR)
100,000 2.400
05/01/2026
99,550
Southern Groves Community Development District No. 5 Special
Assessment Refunding Series 2019 (NR/NR)
300,000 3.250
05/01/2029
294,001
Southern Groves Community Development District No. 5 Special
Assessment Series 2020 (NR/NR)
600,000 4.000
05/01/2030
610,060
330,000 4.300
05/01/2040
330,588
300,000 4.500
05/01/2046
280,556
Southshore Bay Community Development District Hillsborough
County Florida Capital Improvement Revenue Bonds Series
2024 Assessment Area Two (NR/NR)
580,000 5.375
05/01/2044
585,100
Springs at Lake Alfred Community Development District Special
Assessment Bonds Series 2024 (NR/NR)
410,000 4.375
05/01/2031
416,302
St. Johns County Industrial Development Authority RB Refunding
for Life Care Ponte Vedra Obligated Group Obligated Group
Series 2021 A (NR/NR)
900,000 4.000
12/15/2036
858,074
St. Johns County Water & Sewer RB Series 2022 (Aa2/AAA)
3,065,000 5.000
06/01/2047
3,212,456
St. Johns County, Florida Water and Sewer RB, Series 2022
(Aa2/AAA)
12,645,000 5.000
06/01/2052
13,182,076
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Starling Community Development Special Assessment RB Series
2025 (NR/NR)
$ 845,000 5.375%
(c)
05/01/2045
$ 841,306
Stellar North Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
45,000 2.450
05/01/2026
44,774
Stillwater Community Development District Special Assessment
Bonds Series 2021 (NR/NR)
75,000 2.375
(c)
06/15/2026
74,462
Stillwater Community Development District St. Johns County
Florida Special Assessment Bonds Series 2021 (NR/NR)
100,000 3.000
(c)
06/15/2031
95,154
Stonebrier Community Development District Special Assessment
Refunding Series 2016 (NR/A-)
290,000 3.000
05/01/2026
289,793
Stonegate Preserve Community Development District Manatee
County Florida Special Assessment Bonds, Series 2025
(NR/NR)
745,000 5.700
06/15/2045
770,649
Stonewater Community Development District Special Assessment
RB Series 2021 (NR/NR)
460,000 3.000
(c)
11/01/2032
432,852
585,000 3.300
(c)
11/01/2041
495,566
Stoneybrook North Community Development District Capital
Improvement Revenue Refunding Bonds Series 2022 (NR/NR)
660,000 6.375
11/01/2052
715,422
Stoneybrook South at Championsgate Community Development
District Special Assessment Bonds Series 2019 (NR/NR)
425,000 4.000
06/15/2030
432,385
Stoneybrook South at Championsgate Community Development
District Special Assessment Bonds Series 2023 (NR/NR)
825,000 5.375
06/15/2043
872,432
Stoneybrook South Community Development District Special
Assessment Series 2020 (NR/NR)
500,000 3.000
(c)
12/15/2030
494,652
1,000,000 3.500
(c)
12/15/2040
946,828
Storey Creek Community Development District Special
Assessment Bonds for Assessment Area One Project Series
2019 (NR/NR)
500,000 3.625
12/15/2030
493,738
870,000 4.000
12/15/2039
828,335
Storey Creek Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
150,000 4.300
06/15/2027
150,898
Storey Creek Community Development District Special
Assessment Bonds Series 2024 (NR/NR)
265,000 4.450
06/15/2031
270,511
545,000 5.250
06/15/2044
554,913
Storey Drive Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
250,000 3.000
06/15/2032
237,093
1,000,000 3.250
06/15/2042
864,062
Storey Park Community Development District Special Assessment
Bonds for Assessment Area Four Project Series 2021 (NR/NR)
65,000 2.375
(c)
06/15/2026
64,640
225,000 2.875
(c)
06/15/2031
220,507
1,250,000 3.300
(c)
06/15/2041
1,151,819

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Storey Park Community Development District Special Assessment
Bonds for City of Orlando Series 2022 (NR/NR)
$ 55,000 4.250%
06/15/2027
$ 55,264
260,000 4.500
06/15/2032
269,332
585,000 5.000
06/15/2042
598,668
Stuart Crossing Community Development District Special
Assessment Bonds Series 2024 (NR/NR)
545,000 5.250
(c)
05/01/2044
550,888
Summer Woods Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
275,000 3.150
05/01/2031
265,286
650,000 3.450
05/01/2041
576,368
Summer Woods Community Development District Special
Assessment for Assessment Area Two Project Series 2020
(NR/NR)
455,000 3.300
05/01/2031
441,970
750,000 3.750
05/01/2040
687,062
Summer Woods Community Development District Special
Assessment for Assessment Area Two Project Series 2021
(NR/NR)
35,000 2.400
05/01/2026
34,837
160,000 3.000
05/01/2031
156,521
Summerstone Community Development District Special
Assessment Bond for Phase Two Series 2021 (NR/NR)
375,000 2.750
(c)
05/01/2031
366,251
700,000 3.150
(c)
05/01/2041
626,694
Summerstone Community Development District Special
Assessment Series 2020 (NR/NR)
165,000 3.250
05/01/2030
164,719
Sunbridge Stewardship District Special Assessment RB for Weslyn
Park Project Series 2022 (NR/NR)
230,000 4.200
05/01/2027
230,553
460,000 4.600
05/01/2032
471,783
Sweetwater Creek Community Development District Capital
Improvement Special Assessment RB Refunding Series 2019
A-1 (AGM) (NR/AA)
390,000 2.500
05/01/2029
377,086
710,000 2.875
05/01/2033
666,028
1,425,000 3.000
05/01/2038
1,250,216
Sweetwater Creek Community Development District Capital
Improvement Special Assessment RB Refunding Series 2019
A-2 (NR/NR)
550,000 3.500
05/01/2029
548,015
Talis Park Community Development District Capital Improvement
RB Refunding Senior Series 2016 A-1 (NR/A+)
200,000 3.000
05/01/2026
199,365
1,120,000 3.500
05/01/2031
1,114,480
1,355,000 4.000
05/01/2036
1,354,832
Tamarindo Community Development District Special Assessment
Bonds Series 2021 (NR/NR)
80,000 2.375
05/01/2026
79,573
285,000 3.000
05/01/2031
272,098
Tapestry Community Development District Special Assessment RB
Series 2016 (NR/NR)
1,115,000 4.800
05/01/2036
1,117,074
Tern Bay Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
1,655,000 3.400
06/15/2032
1,600,558
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Terreno Community Development District Collier County, Florida
Special Assessment Bonds Series 2025 (NR/NR)
$ 375,000 4.550%
05/01/2032
$ 383,258
Terreno Community Development District Special Assessment
Bonds Series 2023 (NR/NR)
1,415,000 5.000
05/01/2043
1,438,233
The School Board of Sumter County Florida Certificates of
Participation Series 2024 (AGM) (NR/AA)
3,100,000 5.250
01/01/2049
3,299,063
Timber Creek Southwest Community Development District Special
Assessment Bonds for Assessment Area Two Project Series
2021 (NR/NR)
135,000 2.350
12/15/2026
133,211
750,000 3.000
12/15/2031
715,190
2,000,000 3.300
12/15/2041
1,684,596
Tison’s Landing Community Development District Special
Assessment RB Refunding & Improvement Bonds Senior
Series 2016 A-1 (NR/A+)
205,000 3.000
05/01/2027
203,537
210,000 3.125
05/01/2028
208,887
915,000 3.375
05/01/2032
906,591
Tohoqua Community Development District Special Assessment
Phase 4A/5A Project Series 2021 (NR/NR)
735,000 3.600
05/01/2041
667,990
Tolomato Community Development District City of Jacksonville
Duval County and St. Johns County Florida Special
Assessment Refunding Bonds Series 2022A (AGM) (NR/AA)
6,735,000 4.000
05/01/2040
6,720,233
Tolomato Community Development District Special Assessment
GO Refunding Bonds Subordinate Lien Series 2018 A-2
(NR/NR)
330,000 5.200
(c)
05/01/2028
336,581
Tolomato Community Development District Special Assessment
GO Refunding Bonds Subordinate Lien Series 2018 B-2
(NR/NR)
200,000 4.625
05/01/2028
202,452
Tolomato Community Development District Special Assessment
RB Refunding Series 2019 A-1 (AGM) (NR/AA)
4,685,000 3.000
05/01/2033
4,660,138
5,280,000 3.000
05/01/2037
5,049,522
Tolomato Community Development District Special Assessment
RB Refunding Series 2019 A-2 (NR/NR)
600,000 3.850
05/01/2029
604,590
Tolomato Community Development District Special Assessment
Refunding Bonds Series 2019 B (AGM) (NR/AA)
2,025,000 3.000
05/01/2033
2,012,939
4,920,000 3.000
05/01/2040
4,474,961
Tolomato Community Development District Special Assessment
Refunding Bonds Series 2019 C (NR/NR)
2,415,000 3.750
(c)
05/01/2029
2,426,471
Toscana Isles Community Development District Special
Assessment RB Series 2018 (NR/NR)
1,310,000 5.000
11/01/2029
1,347,782
95,000 5.375
11/01/2039
100,288
Touchstone Community Development District Special Assessment
Bonds Series 2018 (NR/NR)
310,000 4.250
(c)
06/15/2028
312,327

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Touchstone Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
$ 735,000 3.625%
12/15/2031
$ 720,498
450,000 4.000
12/15/2040
417,576
Town of Davie RB Refunding for Nova Southeastern University,
Inc. Series 2018 (A3/A-)
750,000 5.000
04/01/2030
785,039
650,000 5.000
04/01/2031
680,090
10,430,000 5.000
04/01/2048
10,534,384
Town of Davie, Florida Educational
Facilities Revenue and Refunding Bonds
(Nova Southeastern University Project), Series 2018 (A3/A-)
550,000 5.000
04/01/2032
574,838
Town of Palm Beach GO Bonds for Underground Utility Project
Series 2018 (Aaa/AAA)
2,000,000 4.000
07/01/2043
2,011,762
7,000,000 4.000
07/01/2047
6,813,610
Towne Park Community Development District Special Assessment
Area 3B Project Series 2019 (NR/NR)
305,000 4.000
05/01/2030
307,557
690,000 4.375
05/01/2039
692,678
Towne Park Community Development District Special Assessment
Area 3D Project Series 2020 (NR/NR)
415,000 3.125
(c)
05/01/2030
406,792
475,000 3.625
(c)
05/01/2040
438,865
Towns at Woodsdale Community Development District Pasco
County Capital Improvement RB, Series 2023 (NR/NR)
645,000 6.125
(c)
11/01/2043
683,186
Tradition Community Development District No. 9 Special
Assessment Bonds Series 2021 (NR/NR)
100,000 2.300
05/01/2026
99,478
Trevesta Community Development District Special Assessment
Area 1 Phase 2 Project Series 2018 (NR/NR)
485,000 5.250
(c)
11/01/2039
507,010
Trevesta Community Development District Special Assessment
Area 2 Project Series 2020 (NR/NR)
235,000 3.250
(c)
05/01/2030
227,485
Triple Creek Community Development District Special Assessment
Bonds Series 2021 (NR/NR)
1,190,000 3.125
(c)
11/01/2041
977,942
Triple Creek Community Development District Special Assessment
for Villages N&P Projects Series 2021 (NR/NR)
30,000 2.500
11/01/2026
29,614
200,000 3.000
11/01/2031
190,563
Triple Creek Community Development District Special Assessment
Series 2019 A (NR/NR)
400,000 4.125
05/01/2029
403,447
TSR Community Development District Special Assessment Bonds
for Northwest Assessment Area Series 2017 (NR/NR)
3,955,000 4.625
(c)
11/01/2038
3,970,152
TSR Community Development District Special Assessment Bonds
for Northwest Assessment Area Series 2018 (NR/NR)
405,000 4.500
11/01/2029
413,076
TSR Community Development District Special Assessment RB for
2016 Project Series 2016 (NR/NR)
2,000,000 4.750
11/01/2047
1,909,004
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
TSR Community Development District Special Assessment RB
for Downtown Neighborhood Assessment Area Series 2019
(NR/NR)
$ 590,000 3.375%
11/01/2030
$ 572,699
Tuckers Pointe Community Development District Special
Assessment RB Series 2022 (NR/NR)
100,000 3.000
05/01/2027
98,852
460,000 3.375
05/01/2032
443,741
1,430,000 4.000
05/01/2042
1,313,998
Turnbull Creek Community Development District Senior Special
Assessment Refunding Bonds Series 2015 A-1 (NR/A)
995,000 4.250
05/01/2031
995,270
Twisted Oaks Pointe Community Development District City of
Wildwood Florida Special Assessment Bonds Series 2024
Assessment Area Three Project (NR/NR)
425,000 4.800
05/01/2031
432,400
1,025,000 5.625
05/01/2044
1,043,789
Twisted Oaks Pointe Community Development District City of
Wildwood, Florida Special Assessment Bonds, Series 2023
Assessment Area One Project (NR/NR)
230,000 4.500
05/01/2030
233,418
500,000 5.375
05/01/2043
511,931
Twisted Oaks Pointe Community Development District City of
Wildwood, Florida Special Assessment Bonds, Series 2023
Assessment Area Two Project (NR/NR)
195,000 5.125
05/01/2030
199,485
Two Creeks Community Development District RB Refunding for
Capital Improvement Senior Lien Series 2016 A-1 (NR/A)
385,000 3.000
05/01/2026
383,915
400,000 3.125
05/01/2027
398,036
410,000 3.250
05/01/2028
407,875
1,695,000 3.500
05/01/2032
1,685,637
Two Creeks Community Development District RB Refunding
for Capital Improvement Subordinate Lien Series 2016 A-2
(NR/NR)
610,000 4.750
05/01/2037
610,060
Two Lakes Community Development District Special Assessment
Bonds Series 2024 (Tax-Exempt) (NR/BBB)
1,000,000 5.000
05/01/2044
1,020,595
Two Lakes Community Development District Special Assessment
Expansion Area Series 2019 (NR/NR)
845,000 3.375
12/15/2030
826,852
Two Lakes Community Development District Special Assessment
Series 2017 (NR/NR)
1,370,000 5.000
(c)
12/15/2032
1,447,147
2,000,000 5.000
(c)
12/15/2037
2,089,494
4,470,000 5.000
(c)
12/15/2047
4,468,431
Two Rivers East Community Development District Pasco County,
Florida Special Assessment Bonds, Series 2023 Series 2023
Project (NR/NR)
2,800,000 5.750
05/01/2043
2,909,717
Two Rivers North Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
1,440,000 5.125
05/01/2042
1,467,750
Two Rivers Two Rivers West Community Development District
Special Assessment Bonds Series 2023 (NR/NR)
470,000 5.125
11/01/2030
484,399
2,000,000 6.000
11/01/2043
2,103,805

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Two Rivers West Community Development District Pasco County
Florida Special Assessment Bonds Series 2024 (NR/NR)
$ 425,000 4.800%
05/01/2031
$ 433,366
700,000 5.625
05/01/2044
718,034
Two Rivers West Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
600,000 5.375
05/01/2033
636,312
Union Park East Community Development District Special
Assessment Bonds for Assessment Area 3 Project Series 2021
(NR/NR)
205,000 3.350
(c)
05/01/2041
182,809
225,000 4.000
(c)
05/01/2051
189,029
University Park Recreation District Special Assessment Series 2019
(BAM) (NR/AA)
300,000 2.500
05/01/2027
297,367
310,000 2.500
05/01/2028
304,257
315,000 2.625
05/01/2029
308,973
1,060,000 3.000
05/01/2034
1,043,938
2,130,000 3.125
05/01/2038
2,020,172
1,725,000 3.250
05/01/2040
1,611,360
Varrea South Community Development District City of Plant City,
Florida Capital Improvement  RB, Series 2025 (NR/NR)
350,000 4.375
(c)
05/01/2030
354,608
200,000 4.750
(c)
05/01/2035
207,653
Varrea South Community Development District City of Plant
City, Florida Capital Improvement RB, Series 2023 2023
Assessment Area (NR/NR)
1,000,000 5.125
05/01/2043
1,024,708
V-Dana Community Development District Lee County Florida
Special Assessment Bonds Series 2025 (NR/NR)
500,000 4.450
05/01/2032
509,228
V-Dana Community Development District Lee County, Florida
Special Assessment Bonds, Series 2023 Assessment Area Two
– 2023 Project Area (NR/NR)
595,000 4.300
05/01/2030
604,241
755,000 5.250
05/01/2043
774,270
V-Dana Community Development District Special Assessment for
Assessment Area One Series 2020 (NR/NR)
525,000 3.500
(c)
05/01/2031
520,208
975,000 4.000
(c)
05/01/2040
912,763
V-Dana Community Development District Special Assessment for
Assessment Area One Series 2021 (NR/NR)
1,000,000 3.625
05/01/2041
920,292
Ventana Community Development District Special Assessment RB
Series 2018 (NR/NR)
815,000 4.625
(c)
05/01/2029
829,404
1,025,000 5.000
(c)
05/01/2038
1,057,045
Veranda Community Development District II Special Assessment
Area 1 Gardens East Project Series 2018 A (NR/NR)
200,000 4.500
11/01/2029
203,951
Veranda Community Development District II Special Assessment
Area 1 Preserve West Project Series 2018 A (NR/NR)
300,000 4.500
11/01/2029
305,927
Veranda Community Development District II Special Assessment
Refunding for Veranda Estates Project Series 2021 (NR/NR)
20,000 2.500
(c)
05/01/2026
19,911
130,000 3.100
(c)
05/01/2031
126,760
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Veranda Community Development District II Special Assessment
Refunding for Veranda Oaks Project Series 2021 (NR/NR)
$ 40,000 2.500%
(c)
05/01/2026
$ 39,823
235,000 3.100
(c)
05/01/2031
229,152
Veranda Community Development District Special Assessment
Area Five Phase 2 Veranda Estates Project RB Refunding
Series 2024 (NR/NR)
165,000 4.500
05/01/2031
168,259
Veranda Community Development District Special Assessment
Area Five Phase 3 Preserve East Project RB Refunding Series
2024 (NR/NR)
575,000 4.250
05/01/2031
585,200
Veranda Landing Community Development District Special
Assessment Bonds, Series 2023 (NR/NR)
800,000 5.250
06/15/2043
826,391
Verandah East Community Development District Special
Assessment Refunding & Improvement RB Series 2016
(NR/NR)
1,050,000 4.250
05/01/2037
1,021,185
Verandah East Community Development District Special
Assessment Revenue Refunding Improvement Bonds for Lee
County Series 2016 (NR/NR)
330,000 3.750
05/01/2026
329,548
Verano #1 Community Development District Senior Special
Assessment Refunding for Community Infrastructure Project
Series 2017 A-1 (NR/BBB+)
370,000 3.625
(c)
05/01/2026
369,684
Verano #2 Community Development District City of Port St. Lucie
Florida Special Assessment Bonds Series 2024 (NR/NR)
745,000 4.625
05/01/2031
758,310
750,000 5.500
05/01/2044
763,060
Verano #2 Community Development District Special Assessment
Bonds for Assessment Area – Pod D7 Project Area Series 2024
(NR/NR)
495,000 4.550
05/01/2031
501,559
Verano #4 Community Development District City of Port St. Lucie,
Florida Special Assessment Bonds, Series 2025 (NR/NR)
750,000 4.800
05/01/2035
772,353
Verano Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
1,000,000 6.450
11/01/2042
1,070,023
Verano Community Development District Special Assessment
Bonds Series 2023 (NR/NR)
245,000 4.625
05/01/2030
250,090
450,000 5.375
05/01/2043
466,327
Verano No 3 Community Development District Special Assessment
for Phase 1 Assessment Area Series 2021 (NR/NR)
85,000 2.375
05/01/2026
84,566
300,000 3.000
05/01/2031
289,854
Verano No. 2 Community Development District Special
Assessment Bonds for POD C Project Series 2020 (NR/NR)
250,000 3.250
05/01/2031
241,777
235,000 4.000
05/01/2040
222,124
Verano No. 2 Community Development District Special
Assessment Bonds for POD D Project Series 2020 (NR/NR)
265,000 3.250
05/01/2031
256,283
1,050,000 4.000
05/01/2040
992,470

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Verano No. 2 Community Development District Special
Assessment Bonds for POD E Project Series 2020 (NR/NR)
$ 250,000 3.250%
05/01/2031
$ 241,776
815,000 4.000
05/01/2040
770,346
Verona Walk Community Development District Special Assessment
Senior Lien RB Refunding for Capital Improvement Series
2013 A-1 (NR/A)
495,000 4.250
05/01/2030
495,316
Viera East Community Development District Special Assessment
Bonds Series 2020 (AGM) (NR/AA)
380,000 2.000
05/01/2027
368,900
385,000 2.000
05/01/2028
366,112
395,000 2.000
05/01/2029
368,855
150,000 2.125
05/01/2030
137,385
Viera Stewardship District Special Assessment RB Series 2021
(NR/NR)
115,000 2.300
05/01/2026
114,351
930,000 2.800
05/01/2031
874,759
Viera Stewardship District Special Assessment RB Series 2023
(NR/NR)
1,375,000 4.600
05/01/2033
1,417,075
900,000 5.300
05/01/2043
928,523
Villa Portofino East Community Development District Special
Assessment Refunding Series 2019 (NR/NR)
430,000 3.500
05/01/2030
423,497
805,000 3.750
05/01/2037
762,652
Village Community Development District No. 12 Special
Assessment RB Series 2018 (NR/NR)
550,000 3.800
05/01/2028
552,807
1,760,000 4.000
05/01/2033
1,771,969
Village Community Development District No. 13 Special
Assessment RB Series 2019 (NR/NR)
965,000 3.000
05/01/2029
955,468
1,400,000 3.375
05/01/2034
1,370,377
3,720,000 3.550
05/01/2039
3,495,065
Village Community Development District No. 13 Special
Assessment RB Series 2020 (NR/NR)
2,810,000 2.625
(c)
05/01/2030
2,729,349
3,240,000 3.000
(c)
05/01/2035
3,043,697
Village Community Development District No. 15 City of
Wildwood, Florida Special Assessment RB, Series 2023
(NR/NR)
615,000 4.250
(c)
05/01/2028
622,203
1,150,000 4.375
(c)
05/01/2033
1,193,906
1,025,000 4.850
(c)
05/01/2038
1,063,133
Village Community Development District No. 6 Special
Assessment RB Refunding Series 2017 (NR/NR)
290,000 4.000
05/01/2026
290,958
275,000 4.000
05/01/2027
278,690
290,000 4.000
05/01/2028
295,001
305,000 4.000
05/01/2029
310,254
Village Community Development District No. 6 Special
Assessment RB Refunding Series 2017 (BAM) (NR/AA)
1,595,000 3.500
05/01/2032
1,604,957
1,875,000 4.000
05/01/2037
1,886,633
Village Community Development District Special Assessment RB
Series 2021 (NR/NR)
885,000 2.550
05/01/2031
850,701
1,900,000 2.850
05/01/2036
1,735,392
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Villages of Glen Creek Community Development District Capital
Improvement RB Series 2022A (NR/NR)
$ 235,000 4.875%
05/01/2032
$ 243,902
610,000 5.125
05/01/2042
625,440
Villages of Glen Creek Community Development District Capital
Improvement Revenue and Refunding Bonds Series 2022
(NR/NR)
200,000 3.150
05/01/2032
192,498
500,000 3.450
05/01/2042
442,849
Villamar Community Development District Special Assessment
Bonds for Phase 3 Project Series 2022 (NR/NR)
55,000 3.125
11/01/2027
54,357
Villamar Community Development District Special Assessment
Bonds for Phase 4 Project Series 2022 (NR/NR)
75,000 3.250
05/01/2027
74,408
Villamar Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
180,000 4.000
05/01/2029
181,141
1,790,000 4.625
05/01/2039
1,798,696
Villamar Community Development District Special Assessment
Bonds Series 2020 (NR/NR)
245,000 3.200
05/01/2030
243,115
Villamar Community Development District Special Assessment
Bonds, Series 2024 (NR/NR)
285,000 4.625
05/01/2031
291,114
Vivid Shores Community Development District Lee County Florida
Special Assessment Bonds Series 2025 (NR/NR)
500,000 4.250
05/01/2035
501,688
1,500,000 5.300
05/01/2045
1,508,056
Vizcaya In Kendall Community Development District Special
Assessment Bonds Series 2016 (NR/BBB)
230,000 3.200
11/01/2026
228,345
1,400,000 4.125
11/01/2046
1,230,667
Volusia County Educational Facilities Authority Educational
Facilities Revenue Refunding Bonds Stetson University Inc.
Project Series 2025 (Baa1/BBB+)
600,000 5.000
06/01/2034
655,325
Volusia County Educational Facilities Authority Educational
Facilities Revenue Refunding Bonds Stetson University, Inc.
Project, Series 2025 (Baa1/BBB+)
850,000 5.000
06/01/2031
915,596
1,000,000 5.000
06/01/2032
1,084,636
1,270,000 5.000
06/01/2033
1,384,445
Waterford Community Development District Hernando County
Florida Capital Improvement RB Series 2024 Assessment Area
Two (NR/NR)
530,000 5.200
05/01/2044
528,832
Waterford Community Development District Hernando County
Florida Capital Improvement RB, Series 2025 (NR/NR)
470,000 4.250
05/01/2030
470,338
500,000 6.000
05/01/2045
520,244
Waters Edge Community Development District Capital
Improvement RB Refunding Senior Lien Series 2015 A-1
(NR/A)
2,145,000 4.000
05/01/2031
2,144,986
Waterset Central Community Development District Special
Assessment Bonds Series 2018 (NR/NR)
500,000 5.125
(c)
11/01/2038
510,564

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Wellness Ridge Community Development District Special
Assessment Bonds for Assessment Area Two Series 2024
(NR/NR)
$ 240,000 4.250%
(c)
06/15/2031
$ 242,285
Wellness Ridge Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
340,000 4.250
06/15/2030
345,325
Wesbridge Community Development District Special Assessment
Series 2019 (NR/NR)
305,000 3.625
11/01/2029
304,755
1,000,000 4.000
11/01/2039
950,787
West Hillcrest Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
900,000 5.250
06/15/2043
931,405
West Lake Community Development District Hillsborough County
Florida Special Assessment Bonds Series 2025 (NR/NR)
700,000 5.300
06/15/2045
700,342
West Port Community Development District Special Assessment
Area Two Series 2020 (NR/NR)
125,000 2.750
(c)
05/01/2026
124,445
415,000 3.250
(c)
05/01/2031
400,573
515,000 3.625
(c)
05/01/2041
453,165
West Port Community Development District Special Assessment
Bonds for Charlotte County Series 2022 (NR/NR)
170,000 4.750
05/01/2032
174,627
300,000 5.125
05/01/2042
303,982
West Port Community Development District Special Assessment
Bonds Series 2020 (NR/NR)
630,000 3.000
(c)
05/01/2031
593,646
1,725,000 4.000
(c)
05/01/2040
1,630,486
2,895,000 4.000
(c)
05/01/2051
2,407,060
West Port Community Development District Special Assessment
for Assessment Area One Series 2021 (NR/NR)
100,000 2.400
05/01/2026
99,481
575,000 3.000
05/01/2031
548,969
West Port East Community Development District
345,000 5.800
(c)
05/01/2045
356,691
West Villages Improvement District Capital Improvement
RB for Unit Of Development No. 10 Series 2024
(Assessment Area One) (NR/NR)
990,000 5.375
05/01/2044
1,004,982
West Villages Improvement District City of North Port Florida
Capital Improvement RB Unit of Development No. 10 Series
2025 (NR/NR)
425,000 4.250
05/01/2035
425,898
West Villages Improvement District City of North Port Florida
Capital Improvement RB Unit of Development No. 13 Series
2025 (NR/NR)
190,000 4.000
05/01/2030
190,312
215,000 4.250
05/01/2035
215,316
590,000 5.250
05/01/2045
589,879
West Villages Improvement District City of North Port Florida
Special Assessment RB Unit of Development No. 7 Series
2025 (NR/NR)
477,000 5.300
(c)
05/01/2045
476,901
West Villages Improvement District Sarasota County Florida
Capital Improvement RB Unit of Development No. 11 Series
2025 (NR/NR)
2,000,000 4.750
05/01/2032
2,006,157
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
West Villages Improvement District Special Assessment RB for
Neighborhood Infrastructure Series 2022 (NR/NR)
$ 355,000 4.625%
05/01/2029
$ 360,569
585,000 5.375
05/01/2042
610,406
West Villages Improvement District Special Assessment RB Series
2023 (NR/NR)
415,000 4.625
05/01/2030
423,034
770,000 5.375
05/01/2043
797,456
West Villages Improvement District Unit of Development No. 3
Special Assessment Refunding Bonds Series 2017 (NR/NR)
2,575,000 5.000
05/01/2032
2,620,894
1,925,000 4.500
05/01/2034
1,941,693
3,385,000 5.000
05/01/2037
3,429,032
West Villages Improvement District Unit of Development No. 7
Master Infrastructure Special Assessment RB Series 2019
(NR/NR)
610,000 4.250
05/01/2029
615,984
West Villages Improvement District Unit of Development No. 7
Special Assessment RB Series 2021 (NR/NR)
50,000 2.500
05/01/2026
49,713
West Villages Improvement District Unit of Development No. 7
Special Assessment RB Series 2023 (NR/NR)
465,000 6.000
05/01/2043
497,595
West Villages Improvement District Unit of Development No. 8
Special Assessment RB Series 2021 (NR/NR)
115,000 2.500
05/01/2026
114,328
Westside Community Development District Solara Phase 2
Assessment Area Special Assessment RB Series 2019
(NR/NR)
290,000 3.900
05/01/2029
291,366
Westside Community Development District Special Assessment RB
Refunding Series 2019 (NR/NR)
715,000 3.750
(c)
05/01/2029
716,975
Westside Haines City Community Development District Polk
County Florida Special Assessment Bonds Series 2024
Assessment Area Two Project (NR/NR)
635,000 4.875
05/01/2031
650,098
Westside Haines City Community Development District Special
Assessment Bond for Assessment Area One Project Series
2021 (NR/NR)
70,000 2.500
05/01/2026
69,706
650,000 3.000
05/01/2031
626,030
1,400,000 3.250
05/01/2041
1,213,336
Westview North Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
65,000 5.000
06/15/2029
66,422
1,000,000 5.750
06/15/2042
1,054,578
Westview South Community Development District Counties of
Osceola and Polk, Florida Special Assessment Bonds Series
2025 (NR/NR)
2,000,000 6.000
(c)
05/01/2045
2,084,066
Westview South Community Development District Special
Assessment Bonds for Assessment Area One, Series 2023
(NR/NR)
265,000 4.875
05/01/2028
267,720
655,000 5.375
05/01/2043
675,905

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Westview South Community Development District Special
Assessment Bonds for Assessment Area Two, Series 2023
(NR/NR)
$ 545,000 5.375%
05/01/2043
$ 551,662
Whispering Pines Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
575,000 5.375
05/01/2043
598,026
Whispering Pines Community Development District Special
Assessment Bonds Series 2024 (NR/NR)
115,000 4.250
05/01/2031
116,796
Wildblue Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
1,090,000 3.750
(c)
06/15/2030
1,079,035
3,350,000 4.250
(c)
06/15/2039
3,198,105
Willowbrook Community Development District City of Winter
Haven Florida Special Assessment Bonds Series 2024
Assessment Area One Project (NR/NR)
665,000 5.625
05/01/2044
673,178
Willows Community Development District Special Assessment RB
for Manatee County Series 2022 (NR/NR)
1,300,000 5.625
05/01/2042
1,363,824
Willows Community Development District Special Assessment RB
Series 2019 (NR/NR)
405,000 4.370
05/01/2029
410,801
Wind Meadows South Community Development District Special
Assessment Bond for Assessment Area One Project Series
2021 (NR/NR)
45,000 2.400
05/01/2026
44,761
300,000 2.950
05/01/2031
284,733
860,000 3.350
05/01/2041
755,951
Winding Cypress Community Development District Phase 3
Assessment Area Special Assessment Bonds Series 2019
(NR/NR)
160,000 4.250
11/01/2029
162,135
675,000 4.875
11/01/2039
684,231
Winding Oaks Community Development District Special
Assessment Bonds for Assessment Area One Series 2024
(NR/NR)
465,000 4.600
05/01/2031
471,433
Windsor Cay Community Development District Lake County
Florida Special Assessment Bonds Series 2024 Assessment
Area One Project (NR/NR)
275,000 4.600
05/01/2031
281,488
Windsor Cay Community Development District Lake County
Florida Special Assessment Bonds Series 2025 (NR/NR)
295,000 4.000
(c)
05/01/2030
295,423
Windsor Cay Community Development District Lake County,
Florida Special Assessment Bonds, Series 2025 (NR/NR)
500,000 5.250
(c)
05/01/2045
500,314
Windward at Lakewood Ranch Community Development District
Capital Improvement RB Series 2022 (NR/NR)
900,000 4.000
05/01/2042
814,574
Windward Community Development District Special Assessment
Series 2020 A-1 (NR/NR)
230,000 3.650
05/01/2030
227,704
Windward Preserve Community Development District City of
Cocoa, Florida Capital Improvement RB, Series 2025 (NR/NR)
175,000 4.125
05/01/2030
175,243
500,000 5.750
05/01/2045
518,536
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Wiregrass Community Development District Capital Improvement
RB Series 2016 (NR/NR)
$ 1,535,000 4.875%
05/01/2036
$ 1,538,026
Wiregrass II Community Development District Special Assessment
Series 2020 (NR/NR)
640,000 3.125
05/01/2030
618,858
Woodcreek Community Development District Pasco County
Florida Capital Improvement RB Series 2025 Assessment Area
Two (NR/NR)
200,000 4.350
05/01/2032
202,318
Woodland Crossing Community Development District
410,000 4.875
(c)
05/01/2030
418,994
375,000 5.125
(c)
05/01/2035
393,380
Woodland Preserve Community Development District Manatee
County Florida Special Assessment Bonds Series 2025
Assessment Area One (NR/NR)
250,000 4.300
(c)
05/01/2032
253,311
Woodland Ranch Estates Community Development District Town
of Dundee Florida Special Assessment Bonds Series 2025
(NR/NR)
330,000 4.650
05/01/2032
336,517
Wynnfield Lakes Community Development District City of
Jacksonville Florida Special Assessment Refunding Bonds
Series 2014 (NR/BBB+)
1,450,000 4.500
05/01/2036
1,450,468
Yarborough Lane Community Development District Polk County
Florida Special Assessment Bonds Series 2024 (NR/NR)
340,000 4.750
05/01/2031
344,236
875,000 5.350
05/01/2044
879,322
Zephyr Lakes Community Development District Special
Assessment for Assessment Area Two Series 2021 (NR/NR)
40,000 2.500
05/01/2026
39,755
335,000 3.000
05/01/2031
324,090
1,353,083,071
Georgia - 2.6%
Bartow County Development Authority Pollution Control RB for
Georgia Power Company Plant Bowen Project Series 2009
(A3/A/A-2) (PUTABLE)
3,920,000 3.950
(a)(b)
12/01/2032
3,982,558
Burke County Development Authority Pollution Control RB for
Georgia Power Company Plant Vogtle Project Series 1996
(A3/A) (PUTABLE)
1,665,000 3.875
(a)(b)
10/01/2032
1,667,421
Cherokee County Water and Sewerage Authority Georgia Water
and Sewerage RB, Series 2023 (Aa1/AA)
1,050,000 4.000
08/01/2053
985,142
City of Atlanta Airport General RB Series 2024A-1
(NON-AMT) (Green Bonds) (Aa3/NR)
1,000,000 5.000
07/01/2041
1,099,170
1,000,000 5.000
07/01/2042
1,087,875
City of Atlanta RB for Water & Wastewater Series 2018 B
(Aa2/AA-)
4,750,000 3.500
11/01/2043
4,255,570
Columbia County Hospital Authority Revenue Anticipation
Certificates for Wellstar Health System, Inc. Project Series
2023A (A2/A+)
2,380,000 5.750
04/01/2053
2,551,328

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Georgia – (continued)
County of Fulton RB Refunding for Water & Sewerage Series 2013
A (Aa2/AA)
$ 2,500,000 4.000%
01/01/2035
$ 2,506,048
Coweta County Water and Sewerage Authority RB Series 2024
(NR/AA+)
840,000 4.000
06/01/2046
816,847
2,000,000 5.000
06/01/2049
2,091,383
1,310,000 5.000
06/01/2054
1,362,102
Development Authority of Bartow County Pollution Control RB
First Series 1997 (A3/A)
5,000,000 1.800
(a)
09/01/2029
4,635,044
Development Authority of Burke County Pollution Control RB for
Georgia Power Company Plant Vogtle Project First Series 2013
(A3/A) (PUTABLE)
4,355,000 3.375
(a)(b)
11/01/2053
4,373,293
Development Authority of Burke County Pollution Control RB for
Georgia Power Company Plant Vogtle Project Second Series
2008 (A3/A/A-1) (PUTABLE)
3,055,000 3.375
(a)(b)
11/01/2048
3,067,832
Development Authority of Burke County Pollution Control RB
Georgia Power Company Plant Vogtle Project Fifth Series 1994
(A3/A) (PUTABLE)
3,800,000 3.700
(a)(b)
10/01/2032
3,856,811
Development Authority of Fulton County RB Wellstar Health
System, Inc. Project, Series 2020A (A2/A+)
4,000,000 4.000
04/01/2050
3,555,557
Development Authority of The Unified Government of Athens-
Clarke County Refunding RB for University of Georgia
Project - Bolton Commons, LLC Series 2024 (Aa3/NR)
975,000 3.000
06/15/2040
884,512
1,475,000 4.000
06/15/2049
1,363,745
2,070,000 4.000
06/15/2056
1,862,286
Downtown Smyrna Development Authority, Georgia RB
(City of Smyrna Projects), Series 2021 (NR/AAA)
2,645,000 5.000
02/01/2027
2,716,586
Gainesville & Hall County Development Authority RB Refunding
for Riverside Military Academy Series 2017 (NR/NR)
290,000 5.000 *
03/01/2027
130,500
George L Smith II Congress Center Authority RB for Signia Hotel
Management LLC Series 2021 (NR/BBB-)
2,215,000 2.375
01/01/2031
2,080,517
1,850,000 4.000
01/01/2036
1,858,116
Georgia Housing and Finance Authority Single Family Mortgage
Bonds 2025 Series A (NON-AMT) (NR/AAA)
7,030,000 4.500
12/01/2045
7,005,157
Georgia Housing and Finance Authority Single
Family Mortgage Bonds 2025 Series E
(NON-AMT) (GNMA/FNMA/FHLMC) (NR/AAA)
2,000,000 4.850
12/01/2040
2,084,846
Glynn-Brunswick Memorial Hospital Authority RB Refunding
for Southeast Georgia Health System Obligated Group Series
2020 (Baa1/BBB)
775,000 4.000
08/01/2035
767,747
500,000 4.000
08/01/2036
490,193
750,000 4.000
08/01/2037
726,468
745,000 4.000
08/01/2038
713,450
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Georgia – (continued)
Housing Authority of Columbus Georgia Multifamily
Housing RB Columbus Gardens Project Series 2025
(HUD SECT 8 FHA 221(D4)) (Aa1/NR)
$ 1,250,000 5.000%
(a)(b)
04/01/2028
$ 1,279,735
Housing Authority of The City of Decatur Georgia Multifamily
Housing RB Philips Tower Project Series 2025 (Aa1/NR)
2,265,000 3.250
(a)(b)
09/01/2028
2,271,649
Housing Authority of The City of Warner Robins Multifamily
Housing RB for Arbours at Wellston Project Series 2024
(Aa1/NR)
1,585,000 5.000
(a)(b)
02/01/2029
1,650,169
Macon Water Authority Georgia Water and Sewer RB Series 2024
(Aa2/AA)
3,050,000 5.000
10/01/2054
3,188,991
Main Street Energy, Inc. Energy Project RB, Series 2025D
(A3/NR)
5,000,000 5.000
12/01/2033
5,319,101
Main Street Natural Gas Inc. Gas Supply RB Series 2019A
(A1/NR)
2,800,000 5.000
05/15/2030
2,943,487
Main Street Natural Gas Inc. Gas Supply RB Series 2021A
(Aa1/NR)
15,875,000 4.000
(a)(b)
07/01/2052
16,027,857
Main Street Natural Gas Inc. Gas Supply RB Series 2021C
(A3/NR)
10,295,000 4.000
(a)(b)
05/01/2052
10,485,640
Main Street Natural Gas Inc. Gas Supply RB Series 2022A
(A3/NR)
2,185,000 4.000
12/01/2026
2,199,167
Main Street Natural Gas Inc. Gas Supply RB Series 2022C
(NR/BBB-)
3,115,000 4.000
(c)
11/01/2026
3,125,322
Main Street Natural Gas Inc. Gas Supply RB Series 2023A
(A3/NR)
15,000,000 5.000
(a)(b)
06/01/2053
15,813,898
Main Street Natural Gas Inc. Gas Supply RB Series 2023B
(Aa1/NR)
7,745,000 5.000
(a)(b)
07/01/2053
8,173,832
Main Street Natural Gas Inc. Gas Supply RB Series 2025A
(Aa2/NR)
34,200,000 5.000
(a)(b)
06/01/2055
37,034,920
Main Street Natural Gas Inc., Gas Supply RB Series 2023E-1
(Aa1/NR)
6,115,000 5.000
(a)(b)
12/01/2053
6,543,795
Main Street Natural Gas Inc., Gas Supply RB, Series 2019A
(A1/NR)
1,215,000 5.000
05/15/2028
1,258,842
Main Street Natural Gas Inc., Gas Supply RB, Series 2023C
(Aa1/NR)
24,500,000 5.000
(a)(b)
09/01/2053
26,077,548
Main Street Natural Gas, Inc. Gas Supply RB Series 2022C
(NR/BBB-)
6,410,000 4.000
(c)
11/01/2027
6,446,163
Main Street Natural Gas, Inc. Gas Supply RB Series 2025B
(A3/NR)
30,000,000 5.000
(a)(b)
12/01/2055
31,942,719
Main Street Natural Gas, Inc., Gas Supply RB Series 2024B
(Aa1/NR)
3,000,000 5.000
(a)(b)
12/01/2054
3,209,984

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Georgia – (continued)
Medical Center Hospital Authority Revenue Anticipation
Certificates for Piedmont Healthcare Project Series 2019A
(Aa3/AA-)
$ 2,850,000 5.000%
(a)(b)
07/01/2054
$ 2,854,848
Monroe County Development Authority Pollution Control RB First
Series 2009 (A3/A/A-1) (PUTABLE)
1,850,000 1.000
(a)(b)
07/01/2049
1,820,325
Monroe County Development Authority Pollution Control RB for
Georgia Power Company Plant Scherer Project Series 2006
(A3/A) (PUTABLE)
1,940,000 3.875
(a)(b)
12/01/2041
1,942,960
Monroe County Development Authority Pollution Control RB for
Georgia Power Company Plant Scherer Project Series 2012
(A3/A) (PUTABLE)
3,520,000 3.875
(a)(b)
06/01/2042
3,525,118
Monroe County Development Authority Pollution Control RB for
Georgia Power Company Plant Scherer Project Series 2013
(A3/A) (PUTABLE)
1,940,000 3.875
(a)(b)
04/01/2043
1,942,821
Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4
Project J Bonds (A3/A)
1,060,000 5.000
07/01/2052
1,070,061
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4
Project M Bonds, Series 2023A (AGM) (A1/AA)
2,300,000 5.000
07/01/2053
2,345,112
Municipal Electric Authority RB Georgia Plant Vogtle Units 3 & 4
Project Series 2019 A (A3/A)
4,805,000 5.000
01/01/2027
4,923,526
5,040,000 5.000
01/01/2028
5,257,168
5,295,000 5.000
01/01/2029
5,566,341
1,080,000 5.000
01/01/2034
1,129,408
Private Colleges & Universities Authority RB Refunding for Agnes
Scott College, Inc. Series 2021 (NR/A-)
400,000 4.000
06/01/2034
412,110
500,000 4.000
06/01/2035
514,858
1,000,000 4.000
06/01/2045
922,692
Savannah Economic Development Authority Recovery Zone
Facility Revenue Refunding Bonds International Paper
Company Project Series 2019A (NR/BBB) (PUTABLE)
925,000 3.450
(a)(b)
11/01/2033
927,942
Savannah-Georgia Convention Center Authority Convention Center
Hotel First Tier RB, Series 2025A (NR/BBB-)
650,000 5.125
06/01/2050
647,868
The Atlanta Development Authority Convertible Capital
Appreciation Economic Development Certificates for Gulch
Enterprise Zone Project Series 2024-1 (NR/NR)
11,350,000 0.000
(c)(g)
12/15/2048
10,193,101
The Atlanta Development Authority Senior RB for Westside Gulch
Area Project Series 2024A-1 (NR/NR)
2,625,000 5.000
(c)
04/01/2034
2,678,430
The Housing Authority of Columbus Georgia Multifamily
Housing RB Hacg Rad Ii Project Series 2025
(HUD SECT 8) (NR/AA+) (PUTABLE)
2,100,000 3.300
(a)(b)
11/01/2028
2,111,463
Urban Residential Finance Authority of The City of Atlanta
Georgia Multifamily Housing RB Cosby Spear Highrise Series
2024A (HUD SECT 8) (Aa1/NR)
300,000 3.300
(a)(b)
01/01/2044
301,678
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Georgia – (continued)
Urban Residential Finance Authority of The City of Atlanta
Georgia Multifamily Housing RB North Block Series 2025
(HUD SECT 8 FHA 221(D)(4)) (Aa1/NR)
$ 2,000,000 3.400%
(a)(b)
02/01/2029
$ 2,012,493
Urban Residential Finance Authority ofThe City of Atlanta Georgia
Multifamily Housing RB City Lights South Series 2025
(HUD SECT 8) (Aa1/NR)
3,300,000 3.150
(a)(b)
12/01/2029
3,307,240
305,978,486
Guam - 0.6%
A.B. Won Pat International Airport Authority Guam General RB
2023 Series A (Baa2/NR)
1,285,000 5.250
10/01/2030
1,376,628
A.B. Won Pat International Airport Authority Guam General RB
2023 Series A (Baa2/NR)
1,265,000 5.250
10/01/2029
1,337,940
A.B. Won Pat International Airport Authority Guam General RB
2024 Series A (AMT) (Baa2/NR)
250,000 5.250
10/01/2037
273,614
250,000 5.250
10/01/2038
271,878
350,000 5.250
10/01/2039
378,020
200,000 5.250
10/01/2040
214,247
200,000 5.250
10/01/2041
211,307
200,000 5.250
10/01/2042
209,686
250,000 5.250
10/01/2043
259,762
Antonio B Won Pat International Airport Authority Taxable RB
Refunding Series 2021 A (Baa2/NR)
765,000 3.099
10/01/2028
742,782
Government of Guam Business Privilege Tax Refunding Bonds
Series 2025G (Baa3/NR)
1,000,000 5.250
01/01/2039
1,095,730
Guam Department of Education COPS Refunding for John F.
Kennedy High School & Energy Efficiency Project Series
2020 A (Ba1/B+)
2,045,000 4.250
02/01/2030
2,055,947
Guam Government GO Bonds Series 2019 (Baa3/BB-)
1,550,000 5.000
11/15/2031
1,636,761
Guam Government Limited Obligation RB Section 30 Series 2016
A (NR/BB)
2,255,000 5.000
12/01/2026
2,287,724
2,000,000 5.000
12/01/2027
2,024,768
Guam Government RB Refunding Series 2021 E (Baa3/NR)
2,125,000 3.250
11/15/2026
2,107,742
Guam Government RB Refunding Series 2021 F (Baa3/NR)
950,000 5.000
01/01/2030
1,019,552
1,250,000 5.000
01/01/2031
1,358,290
7,065,000 4.000
01/01/2042
6,811,781
Guam Power Authority Refunding RB 2024 Series A (Baa2/BBB)
535,000 5.000
10/01/2039
576,651
Guam Power Authority Refunding RB Series 2022 A (Baa2/BBB)
1,825,000 5.000
10/01/2029
1,952,035
Guam Power Authority Refunding RB Series 2024 A (Baa2/BBB)
350,000 5.000
10/01/2042
366,096
350,000 5.000
10/01/2043
362,788
375,000 5.000
10/01/2044
386,052
Guam Power Authority Revenue Refunding Bonds, Series 2024-A
(Baa2/BBB)
425,000 5.000
10/01/2041
448,016

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Guam – (continued)
Guam Waterworks Authority RB for Water & Wastewater System
Series 2020 A (Baa2/A-)
$ 7,365,000 5.000%
01/01/2050
$ 7,408,151
Guam Waterworks Authority RB Refunding for Water &
Wastewater System Series 2017 (Baa2/A-)
225,000 5.000
07/01/2026
227,095
500,000 5.000
07/01/2027
513,957
525,000 5.000
07/01/2028
539,624
345,000 5.000
07/01/2029
354,675
1,000,000 5.000
07/01/2035
1,023,426
Guam Waterworks Authority RB Refunding for Water &
Wastewater System Series 2024A (Baa2/A-)
1,500,000 5.000
07/01/2042
1,571,737
1,000,000 5.000
07/01/2044
1,031,707
2,100,000 5.000
07/01/2045
2,153,340
Guam Waterworks Authority Water & Wastewater RB Series 2016
(Baa2/A-)
8,650,000 5.000
01/01/2046
8,654,023
Guam Waterworks Authority Water and Wastewater System
Revenue Refunding Bonds Series 2024A (Baa2/A-)
1,450,000 5.000
07/01/2036
1,598,175
1,625,000 5.000
07/01/2038
1,765,734
Guam Waterworks Authority Water and Wastewater System
Revenue Refunding Bonds, Series 2024-A (Baa2/A-)
2,675,000 5.000
07/01/2037
2,920,473
Port Authority of Guam Port RB, 2018 Series B (AMT) (Baa2/A)
200,000 5.000
07/01/2037
204,470
Port Authority of Guam Private Activity RB Series 2018 B
(Baa2/A)
400,000 5.000
07/01/2029
414,819
600,000 5.000
07/01/2031
620,218
250,000 5.000
07/01/2033
257,181
225,000 5.000
07/01/2034
231,090
225,000 5.000
07/01/2036
230,599
Port Authority of Guam RB Series 2018 A (Baa2/A)
2,500,000 5.000
07/01/2048
2,511,924
Territory of Guam Hotel Occupancy Tax RB Refunding Series
2021 A (Baa3/NR)
300,000 5.000
11/01/2027
310,126
450,000 5.000
11/01/2029
481,586
1,000,000 5.000
11/01/2030
1,086,668
65,876,595
Hawaii - 0.6%
City and County of Honolulu Multifamily Housing
RB Maunakea Tower Apartments Series 2023
(HUD SECT 8) (Aa1/NR) (PUTABLE)
220,000 5.000
(a)(b)
06/01/2027
221,699
Department of Budget and Finance of The State of Hawaii Special
Purpose Refunding RB Hawai'I Pacific University Project
Series 2024 (NR/BB)
2,900,000 5.000
(c)
07/01/2034
2,965,420
Hawaii State Department of Budget & Finance for Hawaii Pacific
Health Obligated Group Special Purpose RB Series 2023C
(A1/NR)
5,250,000 4.000
07/01/2047
5,125,490
Hawaii State Department of Budget & Finance RB Refunding for
Hawaiian Electric Co., Inc. Series 2017 B (Ba2/NR)
6,575,000 4.000
03/01/2037
6,515,938
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Hawaii – (continued)
Hawaii State Department of Budget & Finance RB Refunding for
Hawaiian Electric Co., Inc. Series 2019 (Ba2/NR)
$ 12,795,000 3.200%
07/01/2039
$ 11,459,658
Hawaii State Department of Budget and Finance for Hawaiian
Electric Company Inc. Special Purpose RB Series 2017A
(Ba2/NR)
1,040,000 3.500
10/01/2049
829,715
Kauai County Community Facilities District No. 2008-1 Special
Tax RB for Kukui'ula Development Series 2019 (NR/NR)
30,000 4.000
05/15/2026
30,054
35,000 5.000
05/15/2030
36,492
150,000 5.000
05/15/2031
156,161
180,000 5.000
05/15/2032
186,967
60,000 3.000
05/15/2033
54,569
100,000 3.000
05/15/2034
89,476
150,000 3.000
05/15/2035
131,896
670,000 3.250
05/15/2039
569,080
575,000 5.000
05/15/2044
576,352
1,000,000 5.000
05/15/2049
991,994
State of Hawaii Airports System RB Series 2022A (Aa3/AA-)
9,000,000 5.000
07/01/2051
9,105,980
State of Hawaii Airports System RB Series 2025B (Aa3/AA-)
3,725,000 5.000
07/01/2038
4,278,989
State of Hawaii Department of Budget and Finance Special Purpose
RB Refunding Series 2017A (Ba2/NR)
25,370,000 3.100
05/01/2026
25,233,142
68,559,072
Idaho - 0.1%
City of  Boise City Idaho Airport Revenue and Revenue Refunding
Bonds, Series 2021A (NON-AMT) (A1/NR)
2,105,000 5.000
09/01/2046
2,174,916
City of Boise City, Idaho Airport Revenue and Revenue Refunding
Bonds, Series 2021A (A1/NR)
1,745,000 5.000
09/01/2051
1,784,855
Idaho Health Facilities Authority St. Luke's Health System Project
RB Series 2025A (NR/A)
5,500,000 5.250
03/01/2050
5,788,726
Idaho Health Facilities Authority St. Luke'S Health System Project
RB Series 2025A (NR/A)
1,000,000 5.250
03/01/2053
1,036,753
10,785,250
Illinois - 8.8%
Barrington Community Unit School District GO School Bonds
Series 2021 (NR/AAA)
2,255,000 5.000
12/01/2029
2,463,719
Belleville Tax Increment & Sales Tax Refunding RB for Carlyle
Green Mount Redevelopment Project Series 2021B (NR/NR)
1,540,000 3.750
07/01/2041
1,546,442
Berwyn Municipal Securitization Corp. RB Refunding Series 2019
(AGM-CR) (NR/AA)
7,200,000 5.000
01/01/2035
7,581,314
Board o fEducation of The City of Chicago Unlimited Tax
GO Refunding Bonds Dedicated Revenues Series 2025B
(NR/BB+)
10,000,000 5.500
12/01/2034
10,577,588
Board of Education of The City of Chicago Dedicated Capital
Improvement Series 2017 (NR/NR)
3,900,000 5.000
04/01/2046
3,787,182

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
Board of Education of The City of Chicago Unlimited
Tax GO Bonds Dedicated Revenues Series 2012A
(BAM-TCRS) (NR/AA)
$ 1,760,000 5.000%
12/01/2042
$ 1,755,258
Board of Education of The City of Chicago Unlimited Tax GO
Bonds Dedicated Revenues Series 2025A (NR/BB+)
4,625,000 5.750
12/01/2050
4,598,838
Board of Education of The City of Chicago
Unlimited Tax GO Refunding Bonds
(Dedicated Revenues), Series 2021B (NR/BB+)
5,000,000 5.000
12/01/2030
5,137,528
Board of Education of The City of Chicago Unlimited Tax
GO Refunding Bonds Dedicated Revenues Series 2017B
(NR/BB+)
8,000,000 6.750
(c)
12/01/2030
8,390,409
Board of Education of The City of Chicago Unlimited Tax
GO Refunding Bonds Dedicated Revenues Series 2025B
(NR/BB+)
4,200,000 6.000
12/01/2041
4,478,033
2,100,000 6.000
12/01/2042
2,222,509
Board of Education of The City of Chicago UT GO Bonds
Dedicated Revenues, Series 2012A (Ba1/BB+)
10,625,000 5.000
12/01/2042
10,274,354
Board of Education of The City of Chicago UT GO Bonds
Dedicated Revenues, Series 2021A (NR/BB+)
900,000 5.000
12/01/2039
893,891
Board of Education of The City of Chicago UT GO Bonds
Dedicated Revenues, Series 2022A (NR/BB+)
3,925,000 5.000
12/01/2047
3,588,744
Board of Education of The City of Chicago UT GO Refunding
Bonds Dedicated Revenues, Series 2017G (NR/BB+)
5,610,000 5.000
12/01/2034
5,610,889
Board of Education of The City of Chicago UT GO Refunding
Bonds Dedicated Revenues, Series 2022B (NR/BB+)
5,000,000 4.000
12/01/2041
4,353,871
Board of Trustee of Northern Illinois University Auxiliary Facilities
System RB Series 2021 (BAM) (Baa3/AA)
650,000 4.000
10/01/2043
608,671
Champaign County Community Unit School District No. 4
Champaign GO Bonds Series 2020 A (NR/AA)
350,000 0.000
(f)
01/01/2026
350,000
165,000 0.000
(f)
01/01/2027
159,281
240,000 0.000
(f)
01/01/2028
223,640
330,000 5.000
01/01/2029
345,862
110,000 5.000
01/01/2031
115,271
260,000 5.000
01/01/2032
272,066
630,000 5.000
01/01/2033
658,156
155,000 5.000
01/01/2034
161,117
Chicago GO Bonds 2019A (NR/BBB)
2,750,000 5.000
01/01/2027
2,782,249
590,000 5.000
01/01/2028
603,521
Chicago GO Bonds 2019A (NR/NR)
1,025,000 5.000
01/01/2027
1,047,978
100,000 5.000
01/01/2028
104,535
Chicago Ill Go Reference Bonds 2015 C (NR/NR)
2,670,000 5.000
01/01/2038
2,670,482
Chicago Ill Go Reference Bonds 2015 C (NR/BBB)
3,225,000 5.000
01/01/2038
3,226,286
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois Board of Education Dedicated Capital
Improvement Series 2016 (NR/NR)
$ 3,550,000 6.000%
04/01/2046
$ 3,591,110
Chicago Illinois Board of Education Dedicated Capital
Improvement Series 2017 (NR/NR)
835,000 5.000
04/01/2034
845,694
500,000 5.000
04/01/2035
505,540
335,000 5.000
04/01/2036
338,273
1,300,000 5.000
04/01/2037
1,310,852
Chicago Illinois Board of Education GO Bonds Capital
Appreciation for School Reform Series 1998 B-1
(NATL) (Baa3/BB+)
2,105,000 0.000
(f)
12/01/2026
2,036,180
1,625,000 0.000
(f)
12/01/2027
1,514,296
3,005,000 0.000
(f)
12/01/2029
2,596,116
4,465,000 0.000
(f)
12/01/2030
3,705,024
Chicago Illinois Board of Education GO Bonds Capital
Appreciation for School Reform Series 1999 A
(NATL) (Baa3/BB+)
8,840,000 0.000
(f)
12/01/2027
8,237,771
1,040,000 0.000
(f)
12/01/2028
933,592
275,000 0.000
(f)
12/01/2029
237,581
Chicago Illinois Board of Education GO Bonds Capital
Appreciation Series 2009 C (Baa3/BBB)
510,000 0.000
(f)
01/01/2031
427,248
Chicago Illinois Board of Education GO Refunding Bonds
Capital Appreciation for School Reform Series 1999 A
(NATL) (Baa3/BB+)
4,070,000 0.000
(f)
12/01/2031
3,243,295
Chicago Illinois Board of Education GO Refunding Bonds Series
2005 A (AMBAC) (Ba1/BB+)
2,530,000 5.500
12/01/2026
2,567,009
11,080,000 5.500
12/01/2029
11,751,981
Chicago Illinois Board of Education Unlimited Tax GO Bonds for
Dedicated Alternate Revenues Series 2015 C (NR/BB+)
3,120,000 5.250
12/01/2039
3,111,274
Chicago Illinois Board of Education Unlimited Tax GO Refunding
Bonds for Dedicated Revenues Series 2009 E (Ba1/BB+)
5,855,000 6.038
12/01/2029
5,820,821
2,500,000 6.138
12/01/2039
2,352,055
Chicago Illinois Board of Education Unlimited Tax GO Refunding
Bonds for Dedicated Revenues Series 2016 B (NR/BB+)
7,125,000 6.500
12/01/2046
7,168,683
Chicago Illinois Board of Education Unlimited Tax GO
Refunding Bonds for Dedicated Revenues Series 2018 A
(AGM) (NR/AA)
1,270,000 5.000
12/01/2026
1,287,734
2,375,000 5.000
12/01/2027
2,450,035
2,500,000 5.000
12/01/2028
2,619,724
2,750,000 5.000
12/01/2030
2,880,564
3,150,000 5.000
12/01/2031
3,282,347
1,350,000 5.000
12/01/2032
1,403,914
3,800,000 5.000
12/01/2033
3,941,799
1,500,000 5.000
12/01/2034
1,552,821
1,000,000 5.000
12/01/2035
1,032,363
Chicago Illinois Board of Education Unlimited Tax GO
Refunding Bonds for Dedicated Revenues Series 2018 C
(AGM) (NR/AA)
2,180,000 5.000
12/01/2028
2,279,456

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois Board of Education Unlimited Tax GO Refunding
Bonds for Dedicated Revenues Series 2019 A (NR/BB+)
$ 2,000,000 0.000%
(f)
12/01/2026
$ 1,932,878
300,000 0.000
(f)
12/01/2027
279,038
2,500,000 4.000
12/01/2027
2,493,653
Chicago Illinois Board of Education Unlimited Tax GO Refunding
Bonds for Dedicated Revenues Series 2019 B (NR/BB+)
1,000,000 5.000
12/01/2026
1,007,047
3,060,000 5.000
12/01/2028
3,128,419
1,000,000 5.000
12/01/2029
1,027,533
3,000,000 5.000
12/01/2030
3,062,765
1,000,000 5.000
12/01/2031
1,018,591
1,000,000 5.000
12/01/2032
1,011,268
6,230,000 5.000
12/01/2033
6,261,860
Chicago Illinois Capital Appreciation GO Bonds for City Colleges
Project Series 1999 (AGM-CR NATL) (A1/AA)
1,465,000 0.000
(f)
01/01/2030
1,288,842
Chicago Illinois Capital Appreciation Refunding & Project Series
2009 C (Baa3/BBB)
880,000 0.000
(f)
01/01/2032
708,379
Chicago Illinois GO Bonds Series 2019 (NR/BBB)
4,280,000 5.000
01/01/2029
4,426,861
1,135,000 5.000
01/01/2031
1,174,036
Chicago Illinois GO Refunding Bonds Series 2015 C (NR/BBB)
2,000,000 5.000
01/01/2038
2,000,798
Chicago Illinois GO Refunding Bonds Series 2017 A (NR/BBB)
375,000 6.000
01/01/2038
380,818
Chicago Illinois O’Hare International Airport RB General Airport
Senior Lien Series 2017D (AMT) (NR/A+)
4,340,000 5.000
01/01/2047
4,338,429
Chicago Illinois O'Hare International Airport RB Refunding
General Airport Senior Lien Series 2016 C (NR/A+)
3,615,000 5.000
01/01/2037
3,619,102
Chicago Illinois O'Hare International Airport RB Refunding
General Airport Senior Lien Series 2016 D (NR/A+)
3,020,000 5.250
01/01/2035
3,084,594
Chicago Illinois Wastewater Transmission RB Second Lien Series
2017 A (AGM) (NR/AA)
550,000 5.250
01/01/2042
556,481
1,330,000 4.000
01/01/2052
1,173,789
Chicago Park District GO Limited Tax Park Bonds Series 2024A
(NR/AA-)
350,000 5.000
01/01/2038
385,454
Chicago Park District GO LT Park Bonds Series 2024A (NR/AA-)
515,000 5.000
01/01/2040
555,794
500,000 5.000
01/01/2041
534,133
Chicago Park District GO LT Refunding Bonds Series 2024B
(NR/AA-)
4,000,000 5.000
01/01/2038
4,405,188
Chicago Transit Authority Sales Tax Receipts Refunding RB Series
2024A (NR/AA)
11,000,000 5.000
12/01/2041
11,944,749
1,510,000 5.000
12/01/2042
1,622,217
City of  Chicago Chicago Midway Airport Senior Lien Airport
Revenue Refunding Bonds, Series 2023C (AMT) (NR/A)
1,750,000 5.000
01/01/2036
1,917,606
City of  Chicago Chicago O'Hare International Airport General
Airport Senior Lien  RB, Series 2024A (NR/A+)
2,500,000 5.000
01/01/2039
2,686,481
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
City of  Chicago Chicago O’Hare International Airport General
Airport Senior Lien  RB, Series 2024A (NR/A+) – (continued)
$ 5,000,000 5.250%
01/01/2048
$ 5,141,597
City of  Chicago Chicago O'Hare International Airport General
Airport Senior Lien  RB, Series 2024B (NON-AMT) (NR/A+)
2,100,000 5.000
01/01/2039
2,321,928
City of  Chicago Chicago O'Hare International Airport General
Airport Senior Lien Revenue Refunding Bonds Series 2024D
(NON-AMT) (NR/A+)
1,400,000 5.000
01/01/2041
1,526,677
1,810,000 5.000
01/01/2045
1,904,497
City of  Chicago GO Bonds, Series 2025C (NR/BBB)
5,000,000 5.500
01/01/2041
5,202,271
City of  Chicago GO Bonds, Series 2025E (NR/BBB)
5,875,000 5.500
01/01/2041
6,112,668
City of  Chicago Second Lien Wastewater Transmission  RB,
Refunding Series 2024A (BAM) (NR/AA)
1,000,000 5.000
01/01/2044
1,056,958
City of Chicago Board of Education Dedicated Capital
Improvement Tax Bonds Series 2016 (NR/NR)
1,400,000 5.750
04/01/2034
1,433,327
City of Chicago Board of Education Dedicated Capital
Improvement Tax Bonds Series 2023 (NR/NR)
2,500,000 5.000
04/01/2045
2,501,218
City of Chicago Board of Education GO Bonds Series 1999 A
(NATL) (Baa3/BB+)
515,000 5.500
12/01/2026
520,637
City of Chicago Board of Education UT GO Bonds for Dedicated
Revenues Series 2018D (NR/BB+)
4,600,000 5.000
12/01/2046
4,201,887
City of Chicago Board of Education UT GO Bonds Series 2018D
(NR/BB+)
6,875,000 5.000
12/01/2046
6,327,192
City of Chicago Board of Education UT GO Bonds Series 2021A
(NR/BB+)
2,300,000 5.000
12/01/2036
2,300,075
750,000 5.000
12/01/2038
746,629
City of Chicago Board of Education UT GO Refunding Bonds
Series 2017H (NR/BB+)
12,100,000 5.000
12/01/2036
11,970,998
City of Chicago Board of Education UT GO Refunding Bonds
Series 2018A (AGM) (NR/AA)
2,450,000 5.000
12/01/2029
2,568,487
City of Chicago Board of Education UT GO Refunding Bonds
Series 2018C (AGM) (NR/AA)
15,000,000 5.000
12/01/2027
15,451,387
5,450,000 5.000
12/01/2029
5,696,577
4,365,000 5.000
12/01/2030
4,561,110
City of Chicago Board of Education UT GO Refunding Bonds
Series 2022B (NR/BB+)
3,000,000 4.000
12/01/2037
2,771,581
City of Chicago Board of Education UT GO Series 2015E Project
Bonds (NR/BB+)
1,300,000 5.125
12/01/2032
1,300,099
City of Chicago GO Bonds Refunding Series 2020A (NR/BBB)
4,675,000 5.000
01/01/2026
4,675,000
670,000 5.000
01/01/2027
677,857
6,005,000 5.000
01/01/2028
6,142,614
940,000 5.000
01/01/2032
979,295

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
City of Chicago GO Bonds Refunding Series 2020A (NR/NR)
$ 2,830,000 5.000%
01/01/2028
$ 2,958,348
City of Chicago GO Bonds Refunding Series 2021A (NR/BBB)
1,260,000 5.000
01/01/2027
1,274,776
City of Chicago GO Bonds Refunding Series 2021B (NR/BBB)
301,000 4.000
01/01/2028
302,161
City of Chicago GO Bonds Refunding Series 2024B (NR/BBB)
2,000,000 5.000
01/01/2041
2,008,966
City of Chicago GO Bonds Series 2019A (NR/BBB)
2,900,000 5.500
01/01/2049
2,900,934
City of Chicago GO Bonds Series 2021A (NR/BBB)
1,200,000 5.000
01/01/2028
1,227,500
4,000,000 5.000
01/01/2033
4,187,370
City of Chicago GO Bonds Series 2021B (NR/BBB)
2,456,000 4.000
01/01/2038
2,268,234
5,330,000 4.000
01/01/2044
4,373,370
1,000,000 4.000
01/01/2049
770,121
City of Chicago GO Bonds Series 2023A (Baa3/BBB)
1,000,000 5.000
01/01/2029
1,034,313
1,950,000 4.000
01/01/2035
1,900,210
3,250,000 5.000
01/01/2035
3,396,058
1,560,000 5.500
01/01/2043
1,575,543
City of Chicago GO Bonds Series 2024A (NR/BBB)
15,500,000 5.250
01/01/2045
15,142,564
City of Chicago GO Refunding Bonds Series 2020 A (NR/BBB)
2,670,000 5.000
01/01/2029
2,761,617
4,265,000 5.000
01/01/2030
4,456,050
City of Chicago IL Waterworks Revenue RB Series 1999
(Baa1/A+)
1,560,000 5.000
11/01/2028
1,588,734
2,010,000 5.000
11/01/2029
2,042,895
1,000,000 5.000
11/01/2030
1,018,018
City of Chicago Midway Airport RB Refunding for Senior Lien
Airport Series 2023C (AMT) (NR/A)
2,000,000 5.000
01/01/2038
2,143,826
7,490,000 5.000
01/01/2039
8,011,531
City of Chicago Midway Airport Second Lien Revenue Refunding
Bonds Series 2016B (NR/A)
8,000,000 5.000
01/01/2041
8,000,000
City of Chicago Midway Airport Senior Lien Airport Refunding
RB Series 2023C (AMT) (NR/A)
2,000,000 5.000
01/01/2028
2,071,571
City of Chicago Multi-Family Housing RB for United Yards 1A
Project Series 2024 (Aa1/NR)
2,200,000 3.500
(a)(b)
08/01/2027
2,204,048
City of Chicago O’Hare International Airport General Airport
Senior Lien RB Series 2022A (AMT) (NR/A+)
1,000,000 5.250
01/01/2053
1,015,027
City of Chicago O'Hare International Airport General Airport
Senior Lien RB Series 2022A (NR/A+)
2,250,000 4.500
01/01/2048
2,168,072
4,515,000 5.500
01/01/2055
4,657,308
City of Chicago O'Hare International Airport General Airport
Senior Lien RB Series 2024A (AMT) (NR/A+)
1,875,000 5.000
01/01/2036
2,058,675
2,500,000 5.000
01/01/2037
2,721,607
355,000 5.500
01/01/2053
369,734
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
City of Chicago O'Hare International Airport General Airport
Senior Lien RB Series 2024B (NON-AMT) (NR/A+)
$ 850,000 5.000%
01/01/2040
$ 926,002
500,000 5.000
01/01/2041
540,937
City of Chicago O'Hare International Airport General
Airport Senior Lien Refunding RB Series 2024D
(NON-AMT) (NR/A+)
1,040,000 5.000
01/01/2040
1,144,489
1,550,000 5.000
01/01/2042
1,672,094
City of Chicago O'Hare International Airport General Airport
Senior Lien Revenue Amt Series 2016G (AMT) (NR/A+)
4,880,000 5.000
01/01/2042
4,907,730
City of Chicago O'Hare International Airport General Airport
Senior Lien Revenue and RR Bonds Series 2018A
(AMT) (NR/A+)
5,660,000 5.000
01/01/2053
5,653,959
City of Chicago O'Hare International Airport General Airport
Senior Lien Revenue Refunding Bonds Series 2016B (NR/A+)
4,250,000 5.000
01/01/2033
4,254,822
City of Chicago O'Hare International Airport General Airport
Senior Lien Revenue Refunding Bonds Series 2022D (NR/A+)
2,500,000 4.000
01/01/2042
2,410,763
City of Chicago O'Hare International Airport General Airport
Senior Lien RR Bonds Series 2016B (NON-AMT) (NR/A+)
2,000,000 5.000
01/01/2041
2,002,269
City of Chicago Second Lien Wastewater Transmission RB
Refunding Series 2024B (BAM) (NR/AA)
2,025,000 5.000
01/01/2031
2,235,934
City of Chicago Second Lien Wastewater Transmission RB,
Refunding Series 2023B (AGM) (NR/AA)
3,350,000 5.000
01/01/2035
3,702,279
1,300,000 5.000
01/01/2036
1,428,333
200,000 5.000
01/01/2037
218,296
1,660,000 5.000
01/01/2038
1,799,393
City of Springfield Illinois Senior Lien Electric Revenue
Refunding Bonds Series of 2024 (BAM) (A3/AA)
1,250,000 5.000
03/01/2039
1,374,532
10,435,000 5.000
03/01/2040
11,376,389
Cook County High School District No. 209 Proviso Township GO
Bonds Limited Tax School Series 2018 B (AGM) (NR/AA)
10,350,000 5.500
12/01/2036
11,022,403
Cook County Sales Tax RB Series 2018 (NR/AA-)
3,500,000 4.000
11/15/2037
3,522,755
County of Cook Sales Tax RB Refunding Series 2021 A (NR/AA-)
3,750,000 4.000
11/15/2039
3,752,544
County of Will Illinois GO Bonds Series 2019 (Aa1/AA+)
1,500,000 4.000
11/15/2047
1,383,436
District of Greater Chicago Metropolitan Water Reclamation GO
UT Bonds 2016 Series E (NR/AA+)
7,520,000 5.000
12/01/2045
7,541,949
Eastern Illinois Economic Development Authority Special
Obligation RB Remington Road & I-57 Economic
Development Project Series 2025 (NR/NR)
5,625,000 6.500
02/15/2040
5,636,714
Eastern Illinois Economic Development Authority, Illinois Business
District RB Remington Road & I-57 Business District Series
2023 (NR/NR)
460,000 5.000
11/01/2033
458,292

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
Forest Preserve District of Will County Illinois GO Limited Tax
Bonds Series 2024 (Aa1/NR)
$ 1,500,000 5.000%
12/15/2040
$ 1,642,978
400,000 5.000
12/15/2041
433,225
1,100,000 5.000
12/15/2042
1,179,493
Illinois Finance Authority Illinois Finance Authority RB Series
2025A-1 (NR/A+)
2,075,000 5.000
(a)(b)
08/15/2054
2,232,366
Illinois Finance Authority Lease RB Provident Group-Uic
Grenshaw Parking Properties Llc– University of Illinois
Chicago Parking Structure Project Series 2025A (Aa2/NR)
4,500,000 5.250
10/01/2049
4,755,824
5,185,000 5.250
10/01/2054
5,392,238
Illinois Finance Authority RB for Columbia College Chicago Series
2019 (NR/BB+)
1,320,000 5.000
12/01/2034
1,309,668
1,695,000 5.000
12/01/2039
1,600,791
Illinois Finance Authority RB for Cook County School District No.
73 East Prairie Series 2018 (BAM) (Aa3/AA)
2,325,000 4.000
12/01/2036
2,349,445
1,420,000 4.000
12/01/2037
1,429,574
4,230,000 4.000
12/01/2042
4,238,400
Illinois Finance Authority RB for Cook County School District No.
95 Brookfield Series 2018 (Aa2/NR)
500,000 4.000
12/01/2038
502,676
400,000 4.000
12/01/2040
401,319
1,085,000 4.000
12/01/2042
1,083,670
Illinois Finance Authority RB for Depaul College Prep Foundation
Series 2023A (NR/BB+)
1,235,000 5.500
(c)
08/01/2043
1,296,015
Illinois Finance Authority RB for Dominican University Series
2022 (NR/BBB-)
1,000,000 5.000
03/01/2040
982,099
685,000 5.000
03/01/2042
658,356
Illinois Finance Authority RB for DuPage County Community
High School District No. 99 Downers Grove Series 2020 A
(NR/AA+)
3,740,000 4.000
12/15/2033
3,842,470
1,700,000 4.000
12/15/2034
1,739,934
1,395,000 4.000
12/15/2035
1,421,899
2,750,000 3.000
12/15/2036
2,611,868
2,000,000 3.000
12/15/2037
1,867,905
Illinois Finance Authority RB for Mercy Health Corporation Series
2016 (A2/NR)
15,205,000 5.000
12/01/2046
15,347,965
Illinois Finance Authority RB for Northwestern Memorial
Healthcare Obligation Group Series 2017 A (Aa2/AA+)
24,305,000 4.000
07/15/2047
21,990,148
Illinois Finance Authority RB for Plymouth Place Series 2022A
(NR/NR)
685,000 5.500
05/15/2026
687,435
725,000 5.500
05/15/2027
734,961
765,000 5.500
05/15/2028
783,003
Illinois Finance Authority RB for Roosevelt University Series 2019
A (NR/NR)
4,000,000 6.125
(c)
04/01/2049
3,979,502
Illinois Finance Authority RB Illinois Institute of Technology Series
2025 RB Series 2025A (NR/BB+)
3,550,000 5.875
(c)
09/01/2046
3,494,947
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
Illinois Finance Authority RB Refunding for American
Water Capital Corp. Project Series 2020
(NON-AMT) (Baa1/A) (PUTABLE)
$ 1,000,000 3.875%
(a)(b)
05/01/2040
$ 1,020,651
Illinois Finance Authority RB Refunding for Christian Homes, Inc.
Obligated Group Series 2021 B (NR/NR)
527,814 3.250 *
05/15/2027
26,391
Illinois Finance Authority RB Refunding for Edward Elmhurst
Healthcare Obligation Group Series 2018 A (NR/AA-)
4,000,000 4.250
(d)
01/01/2028
4,139,230
Illinois Finance Authority RB Refunding for Franciscan
Communities Project Series 2017 A (NR/NR)
590,000 4.000
05/15/2027
587,799
Illinois Finance Authority RB Refunding for Illinois Institute of
Technology Series 2019 (Ba2/NR)
750,000 5.000
09/01/2026
750,198
500,000 5.000
09/01/2027
500,761
500,000 5.000
09/01/2028
501,089
1,600,000 5.000
09/01/2030
1,602,084
1,000,000 5.000
09/01/2031
998,939
1,000,000 5.000
09/01/2032
994,906
1,035,000 5.000
09/01/2033
1,027,054
1,150,000 5.000
09/01/2034
1,138,086
Illinois Finance Authority RB Refunding for Illinois Wesleyan
University Series 2016 (Baa3/A-)
900,000 4.000
09/01/2041
796,508
4,100,000 5.000
09/01/2046
4,013,307
Illinois Finance Authority RB Refunding for Lawndale Educational
& Regional Network Charter School Obligated Group Series
2021 (NR/BBB)
650,000 4.000
11/01/2041
613,872
Illinois Finance Authority RB Refunding for Plymouth Place
Obligated Group Series 2021 A (NR/NR)
375,000 5.000
05/15/2041
364,400
Illinois Finance Authority RB Refunding for University of Chicago
Series 2018 A (Aa2/AA-)
3,025,000 5.000
10/01/2041
3,079,666
Illinois Finance Authority RB Series 2021 (NR/BB+)
375,000 4.000
(c)
10/01/2042
325,699
Illinois Finance Authority RB The University of Chicago Series
2024A (Aa2/AA-)
625,000 5.250
04/01/2041
686,459
735,000 5.250
04/01/2042
798,447
900,000 5.250
04/01/2043
969,181
1,300,000 5.250
04/01/2044
1,389,953
1,600,000 5.250
04/01/2045
1,700,708
Illinois Finance Authority RB, Columbia College Chicago, Series
2019 (NR/BB+)
1,000,000 5.000
12/01/2049
837,965
Illinois Finance Authority Revenue Project and Refunding Bonds
Series 2025A (NR/BB)
1,000,000 6.000
(c)
10/01/2045
1,015,198
Illinois Finance Authority Revenue Refunding Bonds Bradley
University Project Series 2024 (NR/BBB+)
775,000 5.000
08/01/2029
803,744
225,000 5.000
08/01/2030
234,892
Illinois Finance Authority Revenue Refunding Bonds Noble
Network of Charter Schools Series 2025A (NR/BBB)
735,000 5.000
09/01/2034
776,000

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
Illinois Finance Authority Revenue Refunding Bonds
Noble Network of Charter Schools Series 2025A
(NR/BBB) – (continued)
$ 770,000 5.000%
09/01/2035
$ 808,775
1,215,000 5.000
09/01/2036
1,270,928
1,065,000 5.000
09/01/2037
1,108,259
1,345,000 5.000
09/01/2038
1,393,271
Illinois Finance Authority Surface Freight Transfer Faciliites RB
Centerpoint Joliet Terminal Railroad Project Series 2010
(NR/BBB+)
5,000,000 4.800
(a)(b)(c)
12/01/2043
5,161,172
Illinois Finance Authority Tax-Exempt Surface Freight Transfer
Facilities RB for Centerpoint Joliet Terminal Railroad Project
Series 2020 (NR/BBB+)
6,000,000 4.125
(a)(b)(c)
12/01/2050
5,989,456
Illinois Housing Development Authority Multifamily Housing RB,
Series 2025 (Aa1/NR)
2,500,000 3.150
(a)(b)
02/01/2029
2,501,616
Illinois Housing Development Authority RB 2024 Series C
(NON-AMT) (GNMA/FNMA/FHLMC) (Aaa/NR)
3,765,000 4.250
10/01/2039
3,818,795
3,000,000 4.700
10/01/2044
3,044,415
Illinois Housing Development Authority RB 2025 Series A
(NON-AMT) (GNMA/FNMA/FHLMC) (Aaa/NR)
9,500,000 4.750
10/01/2045
9,603,482
Illinois Housing Development Authority RB Social Bonds 2024
Series I (NON-AMT) (GNMA/FNMA/FHLMC) (Aaa/NR)
6,545,000 4.450
10/01/2044
6,579,857
Illinois Sales Tax Securitization Corp. RB Refunding Second Lien
Series 2020 A (NR/A+)
1,230,000 5.000
01/01/2036
1,295,335
5,290,000 4.000
01/01/2038
5,302,639
Illinois Sales Tax Securitization Corp. RB Refunding Series 2018
C (NR/A+)
5,985,000 5.000
01/01/2027
6,124,286
9,605,000 5.000
01/01/2028
10,003,648
11,610,000 5.000
01/01/2029
12,311,884
Illinois Sport Facilities Authority Sport Facilities Refunding Bonds
Series 2021 (NR/BBB+)
1,500,000 5.000
06/15/2030
1,585,884
Illinois Sports Facilities Authority Refunding Bonds Series 2014
(AGM) (NR/AA)
4,160,000 5.000
06/15/2027
4,168,515
Illinois Sports Facilities Authority Sports Facilities Refunding
Bonds Series 2021 (NR/BBB+)
480,000 5.000
06/15/2032
511,015
Illinois State GO Bonds Series 2017 A (A2/A-)
375,000 4.500
12/01/2041
375,569
Illinois State GO Bonds Series 2017 D (A2/A-)
13,250,000 5.000
11/01/2026
13,490,148
25,670,000 5.000
11/01/2028
26,626,988
Illinois State GO Bonds Series 2018 A (A2/A-)
16,380,000 5.000
05/01/2031
17,108,915
1,760,000 5.000
05/01/2042
1,788,858
1,760,000 5.000
05/01/2043
1,783,653
Illinois State GO Bonds Series 2019 C (A2/A-)
3,980,000 4.000
11/01/2042
3,765,326
Illinois State GO Bonds Series 2020 (A2/A-)
1,525,000 5.500
05/01/2039
1,631,791
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
Illinois State GO Bonds Series 2020 (A2/A-) – (continued)
$ 4,240,000 5.750%
05/01/2045
$ 4,473,056
Illinois State GO Refunding Bonds Series 2016 (AGM) (A1/AA)
1,185,000 4.000
02/01/2031
1,195,716
Illinois State GO Refunding Bonds Series 2018 B (A2/A-)
2,340,000 5.000
10/01/2031
2,460,271
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev
Bonds McCormick Place Expansion 2002 A (NATL) (Baa1/A)
1,670,000 0.000
(f)
12/15/2029
1,471,821
Metropolitan Pier & Exposition Auth Ill Dedicated State Tax RB
Mc Cormick Place Expansion 2002 A (NATL) (Baa1/A)
2,000,000 0.000
(f)
12/15/2037
1,253,543
Metropolitan Pier & Exposition Authority Dedicated State
Tax RB for McCormick Place Expansion Series 2002A
(NATL) (Baa1/A)
2,000,000 0.000
(f)
06/15/2034
1,489,811
1,860,000 0.000
(f)
06/15/2038
1,137,313
Metropolitan Pier & Exposition Authority Mccormick Place
Expansion Project Refunding Bonds Series 2024A (NR/A)
4,050,000 5.000
06/15/2029
4,192,895
Metropolitan Pier & Exposition Authority Mccormick Place
Expansion Project Refunding Bonds Series 2024B (NR/A)
8,310,000 4.000
12/15/2026
8,384,966
1,725,000 4.000
12/15/2027
1,754,515
Metropolitan Pier & Exposition Authority RB Capital
Appreciation for McCormick Place Expansion Series 2002 A
(NATL) (Baa1/A)
6,920,000 0.000
(f)
12/15/2032
5,476,494
Metropolitan Pier & Exposition Authority RB Refunding Capital
Appreciation for McCormick Place Expansion Project Series
2002 A (NATL) (Baa1/A)
1,370,000 0.000
(f)
12/15/2031
1,126,258
2,190,000 0.000
(f)
06/15/2033
1,699,045
Metropolitan Pier & Exposition Authority RB Refunding Capital
Appreciation for McCormick Place Expansion Project Series
2010 B1 (AGM) (A1/AA)
10,290,000 0.000
(f)
06/15/2044
4,465,048
Metropolitan Pier & Exposition Authority RB Refunding for
McCormick Place Expansion Project Series 2017 A (NR/A)
2,000,000 0.000
(f)
12/15/2056
418,645
Metropolitan Pier & Exposition Authority RB Refunding
for McCormick Place Expansion Project Series 2017 B
(AGM) (A1/AA)
18,150,000 0.000
(f)
12/15/2056
3,975,215
Metropolitan Pier & Exposition Authority RB Refunding for
McCormick Place Expansion Project Series 2017 B (NR/A)
2,000,000 5.000
12/15/2028
2,072,168
300,000 5.000
12/15/2032
309,355
600,000 5.000
12/15/2033
617,522
500,000 5.000
12/15/2034
513,699
1,260,000 0.000
(g)
12/15/2037
1,022,826
3,500,000 0.000
(g)
12/15/2042
2,686,313
3,850,000 0.000
(g)
12/15/2047
2,842,172
Metropolitan Pier and Exposition Authority McCormick Place
Expansion Project RB, Series 2010B1 (AG) (A1/AA)
2,710,000 0.000
(f)
06/15/2045
1,101,226
Metropolitan Pier and Exposition Authority McCormick Place
Expansion Project Refunding Bonds Series 2022A (NR/A)
5,355,000 4.000
06/15/2052
4,602,740

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
Regional Transportation Authority Illinois GO Bonds Series 2016
A (Aa2/AA)
$ 2,730,000 4.000%
06/01/2046
$ 2,493,240
Regional Transportation Authority Illinois GO Refunding Bonds
Series 2017 A (NR/AA)
425,000 5.000
07/01/2029
438,086
Sales Tax Securitization Corp Bonds Series 2018C (NR/A+)
2,705,000 5.000
01/01/2026
2,705,000
Sales Tax Securitization Corp. Second Lien Sales Tax
Securitization Bonds Series 2020A (NR/A+)
3,535,000 5.000
01/01/2026
3,535,000
4,000,000 5.000
01/01/2027
4,093,090
11,000,000 5.000
01/01/2028
11,441,321
4,280,000 5.000
01/01/2029
4,537,484
Sales Tax Securitization Corp. Second Lien Sales Tax
Securitization Bonds Series 2021A (NR/A+)
2,000,000 5.000
01/01/2026
2,000,000
7,500,000 5.000
01/01/2029
7,951,198
Sales Tax Securitization Corporation Second Lien Sales
Tax Securitization Bonds, Refunding Series 2023C
(Forward Delivery) (NR/A+)
1,000,000 5.000
01/01/2035
1,104,273
Sales Tax Securitization Corporation Second Lien Sales Tax
Securitization Bonds, Refunding Series 2023C Forward
Delivery (NR/A+)
100,000 5.000
01/01/2036
109,677
School District Number 135 Cook County Illinois Orland Park GO
Limited Tax School Bonds Series 2025 (NR/AA+)
1,625,000 5.000
12/01/2027
1,696,614
1,125,000 5.000
12/01/2028
1,199,987
1,175,000 5.000
12/01/2029
1,279,176
State of Illinois GO Bonds Series 2016 (A2/A-)
1,115,000 3.500
06/01/2031
1,115,444
State of Illinois GO Bonds Series 2017 A (A2/A-)
1,455,000 4.250
12/01/2040
1,448,293
State of Illinois GO Bonds Series 2017 D (A2/A-)
925,000 3.250
11/01/2026
928,728
State of Illinois GO Bonds Series 2017C (A2/A-)
12,830,000 5.000
11/01/2029
13,293,677
State of Illinois GO Bonds Series 2017D (A2/A-)
10,000,000 5.000
11/01/2027
10,392,205
State of Illinois GO Bonds Series 2019B (A2/A-)
2,000,000 4.000
11/01/2034
2,027,030
State of Illinois GO Bonds Series 2020 (A2/A-)
3,000,000 5.500
05/01/2030
3,210,469
State of Illinois GO Bonds Series 2021A (A2/A-)
4,195,000 4.000
03/01/2041
4,035,904
State of Illinois GO Bonds Series 2022A (A2/A-)
875,000 5.500
03/01/2047
916,401
State of Illinois GO Bonds Series 2023B (A2/A-)
3,000,000 5.500
05/01/2047
3,143,938
State of Illinois GO Bonds Series of December 2023C (A2/A-)
3,610,000 5.000
12/01/2045
3,708,387
State of Illinois GO Bonds Series of May 2024B (A2/A-)
3,350,000 5.000
05/01/2038
3,657,199
7,080,000 5.000
05/01/2039
7,659,225
2,805,000 5.000
05/01/2040
3,013,609
State of Illinois GO Bonds, Series of May 2023B (A2/A-)
1,760,000 5.250
05/01/2038
1,918,884
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
State of Illinois GO Bonds, Series of May 2023B
(A2/A-) – (continued)
$ 2,195,000 5.250%
05/01/2039
$ 2,377,313
2,700,000 5.250
05/01/2040
2,902,087
State of Illinois GO Refunding Bonds Series 2018A (A2/A-)
500,000 5.000
10/01/2028
528,323
State of Illinois GO Unlimited Bonds Series 2017 A (A2/A-)
1,500,000 4.000
12/01/2033
1,510,211
5,000,000 4.250
12/01/2037
4,995,207
State of Illinois GO Unlimited Refunding Bonds Series 2018 B
(A2/A-)
5,100,000 5.000
10/01/2027
5,286,169
State of Illinois Illinois Build Illinois Bonds Sales Tax RB Junior
Obligation Series C of February 2024 (NR/A)
11,365,000 5.000
06/15/2043
11,917,803
State of Illinois Illinois GO Bonds Series of September 2025F
(A2/A-)
5,700,000 5.250
09/01/2048
5,905,233
State of Illinois Illinois GO Bonds, Series of November 2016
(A2/A-)
3,740,000 5.000
11/01/2035
3,787,060
State of Illinois RB Refunding Series 2016 C
(BAM-TCRS) (NR/AA)
5,580,000 4.000
06/15/2028
5,594,478
Transportation Infrastructure Properties LLC Trips Obligated
Group City of  Chicago Chicago O'Hare International Airport
Senior Special Facilities RB Trips Obligated Group, Series
2025 (NR/BBB+)
1,460,000 5.500
07/01/2036
1,658,859
1,540,000 5.500
07/01/2037
1,739,759
1,625,000 5.500
07/01/2038
1,823,694
1,300,000 5.500
07/01/2039
1,448,883
1,000,000 5.500
07/01/2040
1,101,099
Upper Illinois River Valley Development Authority Educational
Facility RB for Elgin Math & Science Academy Charter
School Project Series 2023A (B1/NR)
2,200,000 5.625
(c)
03/01/2043
2,108,265
Upper Illinois River Valley Development Authority RB Refunding
for Prairie Crossing Charter School Series 2020 (NR/NR)
160,000 4.000
(c)
01/01/2031
157,667
715,000 5.000
(c)
01/01/2045
666,909
Village of Hillside Illinois Tax Increment RB Refunding Series
2018 (NR/NR)
2,300,000 5.000
01/01/2030
2,315,707
Village of Morton Grove Tax Increment Senior Lien RB for
Sawmill Station Redevelopment Project Series 2019 (NR/NR)
1,000,000 4.250
01/01/2029
999,740
Village of Romeoville GO Refunding Bonds Series 2019 (Aa2/NR)
3,055,000 5.000
12/30/2027
3,200,338
3,235,000 5.000
12/30/2028
3,465,272
Village of Romeoville RB Refunding for Lewis University Series
2018 B (NR/BBB)
210,000 4.125
10/01/2041
188,131
1,420,000 4.125
10/01/2046
1,187,465
Will County Community High School District No. 210 Lincoln-
Way GO Refunding Bonds Series 2020 (AGM) (A1/AA)
650,000 4.000
01/01/2034
658,015
1,017,467,400

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Indiana - 0.7%
Brownsburg 1999 School Building Corporation AD Valorem
Property Tax First Mortgage Bonds, Series 2024B
(ST INTERCEPT) (NR/AA+)
$ 1,850,000 5.000%
07/15/2042
$ 1,985,250
Brownsburg 1999 School Building Corporation Brownsburg,
Indiana Ad Valorem Property Tax First Mortgage Bonds, Series
2024B (ST INTERCEPT) (NR/AA+)
1,900,000 5.000
07/15/2041
2,062,982
City of Mishawaka RB for Sewerage Works Series 2018
(AGM) (NR/AA)
1,845,000 2.000
09/01/2038
1,523,876
City of Valparaiso Indiana Exempt Facilities Refunding RB Pratt
Paper LIC Project Series 2024 (NR/NR)
2,550,000 4.875
(c)
01/01/2044
2,552,857
City of Valparaiso Indiana Taxable RB, Series 2025B (Ba1/BB+)
4,500,000 9.500
(c)
10/01/2035
4,426,614
Indiana Finance Authority Educational Facilities RB for Marian
University, Inc. Series 2019 A (NR/BBB)
540,000 5.000
09/15/2034
556,036
680,000 5.000
09/15/2039
687,996
445,000 4.000
09/15/2044
374,604
Indiana Finance Authority Educational Facilities RB Series 2025A
(NR/NR)
545,000 5.000
(c)
10/15/2035
546,279
535,000 6.125
(c)
10/15/2045
534,909
Indiana Finance Authority Environmental Improvement Revenue
Refunding Bonds Series 2021A (Ba3/BB+)
3,540,000 4.125
12/01/2026
3,541,820
Indiana Finance Authority First Lien Wastewater Utility RB
Refunding for CWA Authority Project Series 2023A (Aa3/AA)
1,250,000 5.000
10/01/2035
1,424,932
1,000,000 5.000
10/01/2036
1,131,441
1,000,000 5.000
10/01/2037
1,122,277
75,000 5.000
10/01/2038
83,680
Indiana Finance Authority First Lien Wastewater Utility RB
Refunding for CWA Authority Project Series 2024A forward
Delivery (Aa3/AA)
1,000,000 5.000
10/01/2040
1,102,765
1,500,000 5.000
10/01/2041
1,635,954
1,700,000 5.000
10/01/2043
1,817,054
1,600,000 5.000
10/01/2044
1,696,756
1,250,000 5.000
10/01/2045
1,316,479
Indiana Finance Authority Health Facility RB Series 2024 (A3/A-)
800,000 5.000
03/01/2039
872,483
925,000 5.000
03/01/2040
995,484
600,000 5.000
03/01/2041
639,022
4,000,000 4.250
03/01/2049
3,707,754
Indiana Finance Authority Health System RB Series 2025 Indiana
University Health Series 202D-1 (Aa2/AA)
6,500,000 5.000
(a)(b)
10/01/2064
6,942,896
Indiana Finance Authority RB for BHI Senior Living Series 2016A
(NR/NR)
1,675,000 5.250
11/15/2046
1,676,981
Indiana Finance Authority RB for Goshen Health Obligated Group
Series 2019 B (NR/BBB)
2,300,000 2.100
(a)(b)
11/01/2049
2,256,789
Indiana Finance Authority RB for KIPP Indianapolis, Inc. Series
2020 A (Ba1/NR)
165,000 4.000
07/01/2030
162,328
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Indiana – (continued)
Indiana Finance Authority RB for KIPP Indianapolis, Inc. Series
2020 A (Ba1/NR) – (continued)
$ 300,000 5.000%
07/01/2040
$ 290,824
Indiana Finance Authority RB Ohio Valley Electric Corp. Series
2012 B (Baa3/NR)
2,110,000 3.000
11/01/2030
2,063,647
Indiana Finance Authority RB Ohio Valley Electric Corp. Series
2012 C (Baa3/NR)
2,350,000 3.000
11/01/2030
2,298,375
Indiana Finance Authority RB Refunding for BHI Senior Living
Obligated Group Series 2021 B (NR/NR)
465,000 2.520
11/15/2026
456,885
610,000 2.920
11/15/2027
591,111
850,000 3.210
11/15/2028
814,256
880,000 3.260
11/15/2029
828,390
670,000 3.300
11/15/2030
618,176
Indiana Finance Authority Student Housing RB Prg Uindy
Properties Llc Series 2025 (NR/BB)
850,000 5.250
07/01/2045
805,810
Indiana Housing & Community Development Authority
Multifamily Housing RB Sunrise Crossing Series 2024
(Aa1/NR)
3,085,000 3.300
(a)(b)
01/01/2045
3,098,084
Indiana Housing and Community Development Authority
Multifamily Housing RB Wabash Place Project Series 2025
(Aa1/NR)
6,500,000 3.125
(a)(b)
02/01/2043
6,523,964
South Bend Redevelopment Authority Lease Rental RB of 2024
(NR/AA)
2,850,000 4.000
08/01/2039
2,833,738
2,855,000 4.000
08/01/2040
2,790,631
3,080,000 4.000
08/01/2041
2,944,373
3,210,000 4.000
08/01/2042
3,019,781
1,400,000 4.250
08/01/2043
1,338,677
Town of Upland Economic Development RB for Taylor University
Project Series 2021 (NR/A)
1,300,000 4.000
09/01/2033
1,338,772
Wawasee High School Building Corporation Kosciusko County
Indiana Ad Valorem Property Tax First Mortgage Bonds Series
2024 (ST INTERCEPT) (NR/AA+)
2,210,000 5.000
07/15/2042
2,373,224
82,407,016
Iowa - 0.7%
City of Coralville GO Annual Appropriation Refunding Bonds
Series 2022C (NR/NR)
11,195,000 5.000
05/01/2042
11,282,631
City of Davenport GO Corporate Bonds Series 2019 IA (Aa2/AA)
1,060,000 4.000
06/01/2031
1,080,474
City of Waterloo Black Hawk County Iowa GO Capital Loan Notes
Series 2024D (Aa2/NR)
3,650,000 4.500
06/01/2027
3,674,784
Iowa Finance Authority Midwestern Disaster Area RB Alcoa Inc.
Projects (Baa1/BBB+)
3,115,000 4.750
08/01/2042
3,115,048
Iowa Finance Authority Midwestern Disaster Area Revenue
Refunding Bonds for Iowa Fertilizer Company Project Series
2022 (#Aa1/AA+)
12,550,000 5.000
(a)(b)(d)
12/01/2032
14,429,755

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Iowa – (continued)
Iowa Finance Authority Midwestern Disaster Area Revenue
Refunding Bonds Series 2022 (#Aa1/AA+)
$ 8,800,000 4.000%
(a)(b)(d)
12/01/2032
$ 9,564,861
4,700,000 5.000
(d)
12/01/2032
5,403,972
Iowa Finance Authority RB for Lifespace Communities, Inc.
Obligated Group Series 2019 A-1 (NR/NR)
1,700,000 4.000
05/15/2055
1,282,106
2,700,000 5.000
05/15/2055
2,470,817
Iowa Finance Authority RB for Lifespace Communities, Inc. Series
2016A (NR/NR)
3,825,000 5.000
05/15/2047
3,592,184
Iowa Finance Authority RB for Lifespace Communities, Inc. Series
2018A (NR/NR)
7,175,000 5.000
05/15/2043
7,031,375
5,400,000 5.000
05/15/2048
5,039,797
Iowa Finance Authority Senior Living Facility RB Presbyterian
Homes Mill Pond Project Series 2025 (NR/NR)
825,000 5.500
10/01/2045
832,905
Iowa Finance Authority Single Family Mortgage Bonds 2024 Series
C (NON-AMT) (GNMA/FNMA/FHLMC) (Aaa/AAA)
5,750,000 4.500
07/01/2044
5,787,357
Iowa Higher Education Loan Authority Private College Facility RB
Series 2022 (Baa1/BBB+)
925,000 5.375
10/01/2052
939,499
Iowa Higher Education Loan Authority Private College Facility RB
University of Dubuque Project Series 2025 (NR/BBB-)
3,350,000 5.250
10/01/2040
3,511,418
1,250,000 5.000
10/01/2045
1,209,488
Tobacco Settlement Authority Asset Backed Bonds Class 1 Senior
Current Interest Bonds Series 2021A-2 (NR/BBB+)
5,000,000 4.000
06/01/2049
4,232,825
84,481,296
Kansas - 0.1%
City of Garden City Kansas Sales Tax Special Obligation RB
Sports of The World Star Bond Project Phase II Series 2025
(NR/NR)
1,000,000 4.250
(c)
06/01/2033
997,590
City of Manhattan Kansas Health Care Facilities RB Meadowlark
Hills Series 2025B-1 (NR/NR)
1,060,000 4.200
06/01/2032
1,061,091
City of Manhattan Kansas Health Care Facilities RB Meadowlark
Hills Series 2025B-2 (NR/NR)
1,000,000 3.750
06/01/2031
1,001,121
City of Manhattan RB Refunding for Meadowlark Hills Retirement
Community Obligated Group Series 2021 A (NR/NR)
825,000 4.000
06/01/2036
793,967
City of Topeka Health Care Facilities RB for Brewster Place Series
2022A (NR/NR)
1,750,000 6.500
12/01/2052
1,776,426
City of Wichita Health Care Facilities RB Presbyterian Manors,
Inc. Series III, 2019 (NR/NR)
1,110,000 5.000
05/15/2026
1,109,992
Kansas Development Finance Authority Multifamily Housing RB
Terrace Pointe Series 2024K-2 (Aa1/NR)
835,000 5.000
(a)(b)
09/01/2028
860,967
Salina Airport Authority GO Bonds 2023B (AGM-CR) (Aa3/AA)
3,565,000 4.000
09/01/2036
3,625,521
11,226,675
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Kentucky - 1.7%
City of Henderson Exempt Facilities RB for Pratt Paper, LLC
Project Series 2022A (NR/NR)
$ 1,925,000 4.450%
(c)
01/01/2042
$ 1,887,253
City of Henderson Exempt Facilities RB for Pratt Paper, LLC
Project Series 2022B (NR/NR)
1,645,000 3.700
(c)
01/01/2032
1,643,829
City of Henderson, Kentucky Exempt Facilities RB Pratt Paper KY,
LLC Project Series 2022A (NR/NR)
525,000 4.700
(c)
01/01/2052
490,013
County of Carroll RB Refunding for Kentucky Utilities Co. Series
2006 B (A1/A)
4,525,000 2.125
10/01/2034
3,883,498
County of Carroll RB Refunding for Kentucky Utilities Co. Series
2008 A (A1/A)
6,100,000 2.000
02/01/2032
5,481,545
County of Owen Water Facilities Refunding RB Series 2020
(NON-AMT) (Baa1/A) (PUTABLE)
1,000,000 3.875
(a)(b)
06/01/2040
1,020,651
Fayette County School District Finance Corp. School Building RB
Series 2023A (ST INTERCEPT) (Aa3/AA-)
4,145,000 4.000
03/01/2045
3,972,169
4,400,000 4.000
03/01/2048
4,138,059
Kenton County KY School District Financial
Coporation School Building RB 2016 B
(BAM-TCRS ST INTERCEPT) (Aa3/AA)
1,000,000 3.000
04/01/2030
1,000,129
Kentucky Bond Development Corp. RB Refunding for
Transylvania University Series 2021 A (NR/A-)
280,000 4.000
03/01/2046
253,174
330,000 4.000
03/01/2049
290,192
Kentucky Economic Development Finance Authority Hospital RB
Refunding for Owensboro Medical Health System, Inc. Series
2017 A (AGM) (A1/AA)
3,200,000 4.000
06/01/2037
3,204,851
400,000 4.000
06/01/2045
378,495
Kentucky Economic Development Finance Authority RB Series
2019A-2 (A3/A-)
1,000,000 5.000
08/01/2044
1,012,900
Kentucky Interlocal School Transportation Association Kista
Equipment Lease Certificates of Participation Series of 2024
(ST INTERCEPT) (Aa3/NR)
1,060,000 4.000
03/01/2026
1,061,917
995,000 4.000
03/01/2027
1,008,658
Louisville & Jefferson County Metropolitan Government Health
System RB for Norton Healthcare, Inc. Series 2016 A (NR/A)
2,000,000 4.000
10/01/2034
2,002,264
Louisville & Jefferson County Metropolitan Government RB
Refunding for Louisville Gas & Electric Co. Series 2003 A
(A1/A)
17,250,000 2.000
10/01/2033
15,047,627
Louisville & Jefferson County Metropolitan Sewer District RB
Refunding for Kentucky Sewer & Drainage System Series
2018 A (Aa3/AA)
10,000,000 4.000
05/15/2038
10,047,419
Louisville Jefferson County Metro Government Health System RB
for Norton Healthcare Series 2023A (NR/A)
3,600,000 5.000
10/01/2040
3,890,669
2,455,000 5.000
10/01/2041
2,626,175
830,000 5.000
10/01/2042
879,495

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Kentucky – (continued)
Louisville Jefferson County Metro Government Health System RB
Series 2016A (Norton Healthcare, Inc.) (NR/A)
$ 2,125,000 5.000%
10/01/2033
$ 2,151,669
Public Energy Authority of Kentucky Gas Supply RB Series 2020A
(A1/NR)
43,095,000 4.000
(a)(b)
12/01/2050
43,460,286
Public Energy Authority of Kentucky Gas Supply RB Series 2022
A-1 (A1/NR)
17,730,000 4.000
(a)(b)
08/01/2052
17,901,813
Public Energy Authority of Kentucky Gas Supply RB, 2025 Series
B (Baa2/NR)
24,175,000 5.000
12/01/2033
25,061,746
Public Energy Authority of Kentucky Gas Supply Revenue
Refunding Bonds 2025 Series A (A1/NR)
25,000,000 5.250
(a)(b)
06/01/2055
26,445,925
Public Energy Authority of Kentucky Gas Supply Revenue
Refunding Bonds 2025 Series C (A1/NR)
10,000,000 5.000
05/01/2036
10,620,447
Public Energy Authority of Kentucky Gas Supply RR Bonds 2023
Series A-1 (Fixed Rate) 2023 (A1/NR)
5,750,000 5.250
(a)(b)
04/01/2054
6,209,914
University of Kentucky General Receipts Refunding Bonds Series
2015 A (ST INTERCEPT) (Aa2/AA+)
1,760,000 4.000
04/01/2026
1,760,355
198,833,137
Louisiana - 1.7%
Board of Commissioners of The Port of New Orleans Louisiana
Port Facility RB Series 2025A (NON-AMT) (A2/A)
4,325,000 5.250
04/01/2055
4,482,606
Board of Commissioners of The Port of New Orleans, Louisiana
Port Facility  RB, Series 2025B (AMT) (AG) (A1/AA)
1,780,000 5.500
04/01/2051
1,876,522
Calcasieu Parish Memorial Hospital Service District RB for
Southwest Louisiana Healthcare System Obligated Group
Series 2019 (NR/BB)
3,555,000 5.000
12/01/2027
3,607,122
1,600,000 5.000
12/01/2028
1,635,950
8,475,000 5.000
12/01/2039
8,266,504
City of New Orleans Sewerage Service RB Series 2020 B
(AGM) (NR/AA)
310,000 4.000
06/01/2036
318,990
285,000 4.000
06/01/2037
291,656
310,000 4.000
06/01/2038
315,503
400,000 4.000
06/01/2039
405,687
Department of Water and Power of The City of Los Angeles Power
System Variable Rate Demand RB 2021 Subseries A-2 (A1/A)
4,820,000 4.000
10/01/2041
4,680,728
Juban Crossing Economic Development District Revenue and
Refunding Bonds for General Infrastructure Projects Series
2024C (NR/A-)
1,700,000 5.000
09/15/2038
1,848,425
Lakeshore Villages Master Community Development District
Parish of St. Tammany Louisiana Special Assessment RB
Series 2025 (NR/NR)
100,000 5.000
06/01/2033
103,186
Lakeshore Villages Master Community Development District
Special Assessment Series 2019 (NR/NR)
2,155,000 3.750
06/01/2030
2,119,199
5,070,000 4.375
06/01/2048
4,511,581
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Louisiana – (continued)
Lakeshore Villages Master Community Development District
Special Assessment Series 2021 (NR/NR)
$ 125,000 2.375%
06/01/2026
$ 123,989
Louisiana Local Government Environmental Facilities &
Community Development Authority Insurance Assessment RB
for Louisiana Insurance Guaranty Association Project Series
2022B (A1/NR)
1,935,000 5.000
08/15/2026
1,961,625
Louisiana Local Government Environmental Facilities &
Community Development Authority RB for Downsville
Community Charter School Project Series 2023 (NR/NR)
1,610,000 6.500
(c)
06/15/2038
1,656,335
Louisiana Local Government Environmental Facilities &
Community Development Authority RB Refunding for City of
Shreveport Series 2008 (NR/BBB+)
16,840,000 5.000
(c)
04/01/2035
17,198,724
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue and Refunding
RB for Christwood Project Series 2024 (NR/NR)
1,725,000 5.000
(c)
11/15/2037
1,787,617
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue Refunding
Bonds for Westlake Chemical Corp. Project Series 2017
(Baa2/BBB+)
18,260,000 3.500
11/01/2032
18,111,176
Louisiana Offshore Terminal Authority Deepwater Port RB for
Loop LLC Project Series 2007A (A3/NR)
7,110,000 4.150
09/01/2027
7,176,447
Louisiana Offshore Terminal Authority Deepwater
Port RB for Loop LLC Project Series 2013A
(NON-AMT) (A3/NR) (PUTABLE)
6,325,000 4.200
(a)(b)
09/01/2033
6,431,015
Louisiana Offshore Terminal Authority Deepwater
Port RB for Loop LLC Project Series 2013C
(NON-AMT) (A3/NR) (PUTABLE)
7,900,000 4.200
(a)(b)
09/01/2034
8,038,968
Louisiana Public Facilities Authority Hospital RB Louisiana
Children Medicine Ctr 2023A (NR/A)
6,770,000 5.250
(a)(b)
12/01/2052
7,392,753
Louisiana Public Facilities Authority RB for Geo Academies Mid-
City Project Series 2022 (NR/NR)
315,000 5.625
(c)
06/01/2037
325,238
Louisiana Public Facilities Authority RB for Jefferson Rise Charter
School Project Series 2022A (NR/NR)
400,000 6.000
(c)
06/01/2037
411,066
Louisiana Public Facilities Authority RB for Louisiana Children's
Medical Center Obligated Series 2020 A (NR/A)
1,295,000 4.000
06/01/2050
1,118,391
Louisiana Public Facilities Authority RB for Louisiana Children's
Medical Center Obligated Series 2020 A (AGM) (NR/AA)
3,530,000 3.000
06/01/2050
2,527,109
Louisiana Public Facilities Authority RB for Louisiana State
University & Agricultural & Mechanical College Auxiliary
Greenhouse Phase III Project Series 2019 A (A3/NR)
900,000 4.000
07/01/2044
842,028
Louisiana Public Facilities Authority RB Refunding for Loyola
University New Orleans Series 2021 (Baa1/BBB)
1,625,000 4.000
10/01/2036
1,596,997
1,000,000 4.000
10/01/2037
972,021

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Louisiana – (continued)
Louisiana Public Facilities Authority RB Refunding for Ochsner
Clinic Foundation Project Series 2017 (A3/A)
$ 3,695,000 4.000%
05/15/2042
$ 3,568,803
600,000 5.000
05/15/2046
602,027
Louisiana Public Facilities Authority RB Series 2021A (NR/NR)
870,000 4.000
(c)
06/01/2031
841,362
1,235,000 4.000
(c)
06/01/2041
1,032,862
Louisiana Public Facilities Authority RB Series 2021C (NR/NR)
480,000 4.000
(c)
06/01/2031
464,200
1,225,000 4.000
(c)
06/01/2041
1,024,498
Louisiana Public Facilities Authority Revenue and Refunding RB
Ochsner Clinic Foundation Project Series 2025B (A3/A)
10,000,000 5.000
05/15/2030
10,818,447
Louisiana Public Facilities Authority Revenue Refunding Bonds for
Ochsner Clinic Foundation Project Series 2017 (A3/A)
5,000,000 5.000
05/15/2042
5,044,914
Louisiana Public Facilities Authority Senior Lien RB for I-10
Calcasieu River Bridge Public-Private Partnership Project
Series 2024 (AMT) (Baa3/NR)
28,325,000 5.500
09/01/2054
28,816,342
Louisiana Public Facilities Authority Senior Lien RB I-10
Calcasieu River Bridge Public-Private Partnership Project
Series 2024 (AMT) (Baa3/NR)
11,400,000 5.500
09/01/2059
11,510,692
Louisiana Stadium and Exposition District Senior RB, Tax-Exempt
Series 2023A (A2/NR)
2,250,000 5.000
07/01/2035
2,534,330
1,400,000 5.000
07/01/2036
1,564,849
200,000 5.000
07/01/2037
221,916
1,425,000 5.000
07/01/2038
1,568,447
New Orleans Aviation Board General Airport Revenue Refunding
Bonds Series 2024B (AMT) (A2/NR)
5,790,000 5.250
01/01/2041
6,251,165
Parish of St. James State of Louisiana RB Nustar Logistics, L.P.
Project Series 2011 (NON-AMT) (Ba1/BB+) (PUTABLE)
3,750,000 3.700
(a)(b)
08/01/2041
3,797,796
Parish of St. John the Baptist RB Refunding for Marathon Oil
Corp. Series 2017 A-1 (A2/A-) (PUTABLE)
7,210,000 4.050
(a)(b)
06/01/2037
7,252,671
199,050,479
Maine - 0.2%
Finance Authority of Maine RB Refunding for Supplemental
Education Loan Series 2019 A-1 (AMT) (AGM) (Aa3/AA)
1,530,000 5.000
12/01/2026
1,547,367
1,500,000 5.000
12/01/2027
1,542,891
1,000,000 5.000
12/01/2028
1,036,765
Maine Health & Higher Educational Facilities Authority RB for
Maine Medical Center Series 2020 A (A1/A+)
200,000 4.000
07/01/2045
188,053
Maine Health & Higher Educational Facilities Authority RB for
MaineHealth Series 2020A (A1/A+)
6,785,000 4.000
07/01/2050
6,069,781
Maine Health & Higher Educational Facilities Authority RB
Refunding for Northern Light Health Obligated Group Series
2021 A (AGM ST INTRCPT ST RES BD GTY) (Aa3/AA)
500,000 2.500
07/01/2029
498,340
Maine Health and Higher Educational Facilities Authority RB
Series 2024A (AGC) (Aa3/AA)
3,775,000 4.250
07/01/2054
3,528,184
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Maine – (continued)
Maine State Housing Authority Mortgage Purchase Bonds 2022
Series F (Aa1/AA+)
$ 2,000,000 4.850%
11/15/2042
$ 2,063,527
2,110,000 4.950
11/15/2047
2,142,344
Maine State Housing Authority Mortgage Purchase Bonds 2024
Series C (HUD SECT 8) (Aa1/AA+)
5,045,000 4.550
11/15/2044
5,082,497
23,699,749
Maryland - 0.9%
Baltimore County RB for Riderwood Village Facility Series 2020
(NR/NR)
155,000 4.000
01/01/2036
157,102
900,000 4.000
01/01/2039
902,076
Baltimore Maryland Special Obligation Refunding for Baltimore
Research Park Project Series 2017 A (NR/NR)
425,000 4.000
09/01/2027
425,677
650,000 4.500
09/01/2033
653,575
City of Baltimore Project RB for Stormwater Projects Series
2019A (Aa2/AA-)
4,465,000 5.000
07/01/2049
4,552,948
City of Baltimore Tax Allocation Refunding for Harbor Point
Special Taxing District Project Series 2019 A (NR/NR)
135,000 2.850
(c)
06/01/2026
134,387
175,000 2.950
(c)
06/01/2027
172,730
190,000 3.050
(c)
06/01/2028
186,647
200,000 3.150
(c)
06/01/2029
196,074
200,000 3.375
(c)
06/01/2029
197,314
200,000 3.200
(c)
06/01/2030
195,199
200,000 3.250
(c)
06/01/2031
194,621
250,000 3.300
(c)
06/01/2032
242,131
270,000 3.350
(c)
06/01/2033
260,044
City of Brunswick Special Tax Refunding for Brunswick Crossing
Special Taxing District Series 2019 (NR/NR)
785,000 4.000
07/01/2029
783,450
1,550,000 5.000
07/01/2036
1,578,647
City of Gaithersburg Economic Development Project RB for
Asbury Maryland Obligated Group Series 2022 (NR/NR)
1,675,000 5.000
01/01/2037
1,717,644
Community Development Administration Maryland Department
of Housing and Community Development RB Series 2024 D
(NON-AMT) (FHA 542(C)) (Aa1/NR)
8,250,000 4.450
07/01/2044
8,398,842
Community Development Administration Multifamily
Development RB Sustainability Bonds for Villages at Marley
Station Series 2024 D-2 (Cash-Collateralized) (Aa1/NR)
3,480,000 3.300
01/01/2029
3,514,778
Community Development Administration Multifamily
Development RB Sustainability Bonds Park Place At Addison
Road Metro, Series 2025 C-2 (Aa1/NR)
2,925,000 3.700
01/01/2029
2,965,716
County of Baltimore RB Refunding for Oak Crest Village, Inc.
Series 2020 (NR/NR)
440,000 4.000
01/01/2038
441,860
370,000 4.000
01/01/2039
370,446
1,330,000 4.000
01/01/2040
1,315,912
County of Baltimore RB Refunding for Riderwood Village
Obligated Group Series 2020 (NR/NR)
615,000 4.000
01/01/2032
633,013
530,000 4.000
01/01/2033
542,995

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Maryland – (continued)
County of Baltimore RB Refunding for Riderwood Village
Obligated Group Series 2020 (NR/NR) – (continued)
$ 450,000 4.000%
01/01/2034
$ 459,445
150,000 4.000
01/01/2035
152,563
1,380,000 4.000
01/01/2037
1,392,650
1,045,000 4.000
01/01/2038
1,050,956
1,725,000 4.000
01/01/2040
1,712,172
Frederick County Maryland Special Tax for Lake Linganore Village
Community Development Series 2001 A (AGC) (NR/AA)
295,000 5.700
07/01/2029
295,596
Frederick County Maryland Tax Allocation Refunding for Oakdale-
Lake Linganore Development District Series 2019 B (NR/NR)
2,670,000 3.750
07/01/2039
2,507,152
Frederick County Urbana Community Development Authority
Special Tax Refunding Series 2020 B (NR/NR)
215,000 4.000
07/01/2040
210,045
Hagerstown Stadium Authority Multi-Use Sports and Events
Facility Lease RB Series 2022A (Aa3/NR)
1,000,000 5.000
06/01/2040
1,076,536
2,085,000 5.000
06/01/2041
2,226,775
Howard County Consolidated Public Improvement Refunding
Bonds 2017 Series D (Aaa/AAA)
2,355,000 5.000
02/15/2027
2,421,047
Maryland Economic Development Corp. Adjustable Mode Revenue
Refunding Bonds for Constellation Energy Group Inc. Project
Series 2006B (Baa1/BBB+) (PUTABLE)
1,625,000 4.100
(a)(b)
10/01/2036
1,666,854
Maryland Economic Development Corp. Private Activity RB for
Purple Line Light Rail Project Series 2022A (Baa3/NR)
3,230,000 5.000
11/12/2028
3,250,333
Maryland Economic Development Corp. RB for Ports America
Chesapeake LLC Project Series 2019 A (AMT) (Baa2/NR)
1,000,000 5.000
06/01/2049
1,004,167
Maryland Economic Development Corp. RB for United States
Social Security Administration Series 2021 (Ba2/NR)
5,385,000 3.997
04/01/2034
3,985,776
Maryland Health & Higher Educational Facilities Authority RB
for Adventist Healthcare Obligated Group Series 2016 A
(Baa3/NR)
2,975,000 5.500
01/01/2046
3,002,443
Maryland Health & Higher Educational Facilities Authority RB for
Maryland Institute College of Art Issue Series 2024 (NR/NR)
1,750,000 5.250
06/01/2042
1,775,811
580,000 5.500
06/01/2047
582,924
Maryland Health & Higher Educational Facilities Authority RB
Refunding for Frederick Health, Inc. Obligated Group Series
2020 (Baa1/NR)
800,000 3.250
07/01/2039
681,038
350,000 4.000
07/01/2040
337,652
750,000 4.000
07/01/2045
678,495
Maryland Health & Higher Educational Facilities Authority RB
Refunding for St. John's College Series 2020 (NR/A-)
425,000 4.000
10/01/2027
430,560
440,000 4.000
10/01/2028
448,775
355,000 4.000
10/01/2029
364,222
475,000 4.000
10/01/2030
489,206
1,685,000 3.000
10/01/2034
1,588,036
1,000,000 4.000
10/01/2040
964,338
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Maryland – (continued)
Maryland Health and Higher Educational Facilities Authority RB
Adventist Healthcare Issue Series 2020 (Baa3/NR)
$ 865,000 4.000%
01/01/2038
$ 854,865
Maryland Health and Higher Educational Facilities Authority RB
Imagine Andrews Public Charter School Issue Series 2022A
(NR/NR)
650,000 5.500
(c)
05/01/2042
637,090
Maryland Health and Higher Educational Facilities Authority RB
Loyola University Maryland Issue Series 2025 (A3/A-)
6,275,000 5.000
10/01/2050
6,376,388
Maryland Health and Higher Educational Facilities Authority
RB Monocacy Montessori Communities Issue Series 2023
(NR/NR)
250,000 5.250
(c)
07/01/2033
258,311
300,000 5.875
(c)
07/01/2043
303,412
Maryland Stadium Authority Baltimore City Public Schools
Construction and Revitalization Program Revenue Bonds
Series 2022C (ST INTERCEPT) (A1/AA-)
10,300,000 0.000
(f)
05/01/2051
3,054,651
10,300,000 0.000
(f)
05/01/2052
2,903,960
Mayor and City Council of Baltimore City of Baltimore, Maryland
Convention Center Hotel Revenue Refunding Bonds, Series
2017 (NR/B+)
3,000,000 5.000
09/01/2032
3,045,208
1,250,000 5.000
09/01/2035
1,264,149
Mayor and City Council of Baltimore Subordinate Special
Obligation RB for Harbor Point Project Series 2022 (NR/NR)
290,000 4.500
06/01/2033
296,206
675,000 4.875
06/01/2042
685,424
Prince George County Special Obligation Bonds Series 2018
(NR/NR)
3,295,000 5.125
(c)
07/01/2039
3,313,584
State of Maryland GO Bonds for State & Local Facilities Loan
Series 2022A (Aa1/AAA)
10,000,000 5.000
06/01/2037
11,142,493
99,625,136
Massachusetts - 1.9%
Commonwealth of Massachusetts GO Bonds Consolidated Loan of
2024 Series A (Aa1/AA+)
15,000,000 5.000
01/01/2049
15,658,502
Massachusetts Bay Transportation Authority Senior Sales Tax
Bonds 2023 Series A (NR/AA+)
3,425,000 5.250
07/01/2048
3,642,688
Massachusetts Bay Transportation Authority Senior Sales Tax
Bonds 2024 Series A (NR/AA+)
2,520,000 5.250
07/01/2052
2,678,025
Massachusetts Bay Transportation Authority Subordinated Sales
Tax Bonds 2021 Series A (Aa3/AA+)
10,000,000 4.000
07/01/2051
9,247,786
Massachusetts Development Finance Agency RB Brown University
Health Obligated Group Issue Series 2025A (NR/BBB+)
3,080,000 5.500
08/15/2050
3,187,166
Massachusetts Development Finance Agency RB for CHF
Merrimack, Inc. Issue, Merrimack College Student Housing
Project Series 2024A (NR/BB)
900,000 5.000
(c)
07/01/2044
901,482
Massachusetts Development Finance Agency RB for Harvard
University Series 2016 A (Aaa/AAA)
5,000,000 5.000
07/15/2036
5,960,627

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Massachusetts – (continued)
Massachusetts Development Finance Agency RB for Linden Ponds,
Inc. Series 2018 (NR/NR)
$ 1,000,000 5.000%
(c)
11/15/2028
$ 1,031,268
Massachusetts Development Finance Agency RB Refunding for
Carleton-Willard Homes, Inc. Series 2019 (NR/A-)
225,000 4.000
12/01/2042
210,456
245,000 5.000
12/01/2042
247,955
Massachusetts Development Finance Agency RB Suffolk
University Issue Series 2025 (Baa3/NR)
4,275,000 5.250
07/01/2055
4,206,794
Massachusetts Development Finance Agency Refunding RB
Emerson College Issue Series 2025 (NR/BBB+)
11,060,000 5.250
07/01/2050
11,386,441
Massachusetts Development Finance Agency Refunding RB
Emerson College Issue Series 2025 (Baa2/BBB+)
1,500,000 5.000
01/01/2036
1,627,577
1,200,000 5.000
01/01/2037
1,290,877
1,220,000 5.250
01/01/2038
1,323,362
900,000 5.250
01/01/2041
945,818
800,000 5.250
01/01/2045
810,572
Massachusetts Development Finance Agency Revenue and
Revenue Refunding Bonds Lasell Village Inc. Issue Series
2025 (NR/NR)
3,500,000 5.000
07/01/2029
3,683,052
Massachusetts Development Finance Agency Wellforce Obligation
Group RB Refunding Series 2019 A (NR/BBB-)
425,000 5.000
07/01/2038
428,102
2,250,000 5.000
07/01/2039
2,260,660
Massachusetts Development Finance Authority Variable
Rate Demand RB Williams College Issue Series N
(2011) (Aa1/AA+)
7,320,000 3.300
(a)(b)
07/01/2041
7,403,029
Massachusetts Housing Finance Agency
Single Family Housing RB Series 242
(NON-AMT) (GNMA/FNMA/FHLMC) (Aa1/AA+)
550,000 4.200
12/01/2040
552,789
Massachusetts School Building Authority Subordinated Dedicated
Sales Tax Bonds 2018 Series B (Aa2/AA)
10,735,000 4.000
02/15/2041
10,734,564
The Commonwealth of Massachusetts GO Bonds Consolidated
Loan of 2018 Series E (Aa1/AA+)
7,525,000 5.250
09/01/2043
7,799,292
The Commonwealth of Massachusetts GO Bonds Consolidated
Loan of 2022, Series C (Aa1/AA+)
2,760,000 5.000
10/01/2052
2,844,682
The Commonwealth of Massachusetts GO Bonds Consolidated
Loan of 2023 Series D (Aa1/AA+)
20,000,000 5.000
10/01/2051
20,716,864
The Commonwealth of Massachusetts GO Bonds Consolidated
Loan of 2024 Series A (Aa1/AA+)
2,000,000 5.000
01/01/2054
2,071,008
The Commonwealth of Massachusetts GO Bonds Consolidated
Loan of 2024 Series I (Aa1/AA+)
3,000,000 5.000
12/01/2048
3,156,509
The Commonwealth of Massachusetts GO Bonds Consolidated
Loan of 2025 Series G (Aa1/AA+)
9,000,000 5.000
12/01/2050
9,439,854
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Massachusetts – (continued)
The Commonwealth of Massachusetts GO Bonds Consolidated
Loan of 2025, Series F (Aa1/AA+)
$ 4,190,000 5.000%
08/01/2049
$ 4,403,298
65,000,000 5.000
08/01/2052
67,828,144
University of Massachusetts Building Authority Project RB Senior,
Series 2015-1 (Aa2/AA-)
9,000,000 5.000
11/01/2040
9,007,965
216,687,208
Michigan - 2.2%
City of Detroit Downtown Development Authority Tax Increment
Revenue Refunding Bonds Series 2024 (NR/BBB+)
8,515,000 5.000
07/01/2048
8,837,581
City of Detroit Financial Recovery GO Bonds Series 2014 B-1
(NR/NR)
50,554,291 4.000
(a)
04/01/2044
39,578,631
City of Detroit GO Bonds Series 2020 (Baa1/BBB)
290,000 5.000
04/01/2026
291,216
615,000 5.000
04/01/2027
628,470
645,000 5.000
04/01/2028
670,715
455,000 5.000
04/01/2029
481,197
710,000 5.000
04/01/2030
762,494
City of Detroit GO Bonds Series 2021 A (Baa1/BBB)
1,365,000 5.000
04/01/2030
1,465,920
835,000 5.000
04/01/2034
898,934
1,920,000 5.000
04/01/2038
2,027,921
1,500,000 5.000
04/01/2039
1,577,948
City of Detroit GO Bonds Series 2021 B (Baa1/BBB)
675,000 2.711
04/01/2026
672,695
City of Detroit Tax Exempt UT GO Bonds, Series 2023A Social
Bonds (Baa1/BBB)
1,250,000 5.250
05/01/2026
1,258,089
City of Detroit UT GO Bonds Series 2021A (Baa1/BBB)
3,685,000 5.000
04/01/2046
3,721,361
City of Detroit, County of Wayne, State of Michigan
Unlimited Tax GO Bonds, Series 2021A
(Tax-Exempt) (Social Bonds) (Baa1/BBB)
1,880,000 5.000
04/01/2037
1,995,403
City of Detroit, County of Wayne, UT GO Social Bonds Series
2021A (Tax Exempt) (Baa1/BBB)
1,250,000 5.000
04/01/2035
1,340,619
City of Kalamazoo Economic Development Corporation Limited
obligation RB for Revel Creek Project, Series 2020A
(Baa1/BBB)
300,000 5.250
05/01/2027
308,012
Detroit Financial Recovery Bonds LT Series B-2 (NR/NR)
2,556,114 4.000
(a)
04/01/2044
2,001,165
Detroit Michigan Sewage Disposal System RB Refunding Series
2006 D (AGM) (Aa3/AA)
(3M USD SOFR + 0.60%)
11,295,000 3.445
(e)
07/01/2032
11,258,194
Grand Rapids Charter township Economic Development Corp. RB
Refunding for United Methodist Retirement Communities, Inc.
Obligated Group Series 2020 (NR/NR)
3,075,000 5.000
05/15/2037
3,125,911
Great Lakes Water Authority Sewage Disposal System RR Senior
Lien Bonds Series 2018B (Aa3/AA-)
5,125,000 5.000
07/01/2029
5,549,903

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Michigan – (continued)
Great Lakes Water Authority Water Supply System Revenue
Refunding Senior Lien Bonds Series 2016C (Aa3/AA-)
$ 10,525,000 5.250%
07/01/2035
$ 10,641,403
Great Lakes Water Authority Water Supply System RR Senior Lien
Bonds, Series 2016C (Aa3/AA-)
17,775,000 5.250
07/01/2034
17,980,353
Ivywood Classical Academy Public School Academy Bonds, Series
2023 (NR/NR)
1,000,000 5.875
01/01/2044
997,479
Kentwood Economic Development Corp. RB Refunding for
Holland Home Obligated Group Series 2022 (NR/NR)
425,000 4.000
11/15/2031
428,883
Lansing Board of Water and Light City of Lansing Michigan
Utility System Revenue and Revenue Refunding Bonds Series
2024A (Aa3/AA-)
10,000,000 5.250
07/01/2054
10,636,034
Michigan Finance Authority Act 38 Facilities Senior RB for The
Henry Ford Health Detroit South Campus Central Utility Plant
Project Series 2024 (Green Bonds) (A3/NR)
1,850,000 5.500
02/28/2049
1,955,043
Michigan Finance Authority Higher Education Facilities Limited
Obligation Revenue Refunding Bonds for Lawrence
Technology University Series 2022 (NR/BBB-)
645,000 4.000
02/01/2042
559,281
Michigan Finance Authority Hospital RB for Henry Ford Health
System Obligated Group Series 2019 A (A2/NR)
3,700,000 4.000
11/15/2050
3,255,190
Michigan Finance Authority Hospital RB for McLaren Health Care
Corp. Obligated Group Series 2019 A (A1/NR)
6,380,000 4.000
02/15/2047
5,717,560
13,070,000 4.000
02/15/2050
11,437,721
Michigan Finance Authority Hospital RB for Trinity Health
Corporation 2013Mi-3 (NR/NR) (PUTABLE)
14,970,000 3.750
(b)
12/01/2038
15,477,657
Michigan Finance Authority RB Refunding for Hanley
International Academy, Inc. Series 2021 (NR/BB+)
735,000 3.500
09/01/2030
707,961
Michigan Finance Authority RB Refunding for Kettering
University Series 2020 (NR/NR)
450,000 4.000
09/01/2045
353,345
3,350,000 4.000
09/01/2050
2,459,824
Michigan Finance Authority Tobacco Settlement Asset-Backed
Bonds Series 2020A-2 (NR/BBB+)
6,600,000 5.000
06/01/2040
6,725,714
Michigan Finance Authority Tobacco Settlement RB Refunding
Series 2020 B-1 Class 2 (NR/BBB+)
370,000 5.000
06/01/2049
365,895
Michigan Finance Authority Tobacco Settlement RB Refunding
Series 2020 B-2 Class 2 (NR/NR)
101,825,000 0.000
(f)
06/01/2065
10,253,482
Michigan State Housing Development Authority Multifamily
Housing RB Series 2025 (Aa1/NR)
985,000 3.350
(a)(b)
09/01/2027
987,296
Michigan State Housing Development Authority Rental Housing
RB 2024 Series A (NON-AMT) (HUD SECT 8) (NR/AA+)
1,000,000 4.450
10/01/2044
1,000,914
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Michigan – (continued)
Michigan State Housing Development Authority Single-
Family Mortgage RB Social Bonds 2024 Series D
(NON-AMT) (Aa2/AA+)
$ 2,000,000 4.000%
12/01/2039
$ 1,995,725
4,500,000 4.350
12/01/2044
4,525,562
4,250,000 4.450
12/01/2049
4,138,202
Michigan Strategic Fund Limited Obligation RB DTE Electric
Company Exempt Facilities Project, Collateralized Series
2023DT (Aa3/A)
7,350,000 3.875
(a)(b)
06/01/2053
7,207,642
Michigan Strategic Fund Limited Obligation RB for I-75
Improvement Project Series 2018 (AMT) (AGM) (A1/AA)
24,500,000 4.250
12/31/2038
24,523,317
Michigan Strategic Fund RB Refunding for DTE Electric Co.
Series 1995 (Aa3/A)
7,500,000 1.450
09/01/2030
6,684,837
Michigan Strategic Fund RB Refunding for DTE Electric Co.
Series 2008 (Aa3/A)
7,175,000 1.350
08/01/2029
6,552,062
Michigan Tobacco Settlement Finance Authority Tobacco
Settlement Asset Backed RB Series C (NR/NR)
40,075,000 0.000
(f)
06/01/2058
702,338
Universal Academy RB Refunding Series 2021 (NR/BBB-)
90,000 2.000
12/01/2026
88,451
500,000 4.000
12/01/2031
498,220
1,100,000 4.000
12/01/2040
1,012,556
Warren Consolidated Schools GO Bonds Series 2016
(Q-SBLF) (NR/AA)
1,215,000 5.000
05/01/2026
1,224,337
Wayne County Airport Authority RB for Detroit Metropolitan
Wayne County Airport Series 2017 B (A1/A+)
400,000 5.000
12/01/2033
411,566
1,065,000 5.000
12/01/2034
1,094,301
650,000 5.000
12/01/2035
666,644
800,000 5.000
12/01/2036
818,737
880,000 5.000
12/01/2037
898,743
253,436,654
Minnesota - 0.2%
City of  Apple Valley, Minnesota Senior Housing RB  Apple Valley
Senior Housing, Inc. Orchard Path Phase III Project, Series
2025A (NR/NR)
550,000 5.500
09/01/2055
557,562
City of Independence RB for Global Academy, Inc. Series 2021 A
(NR/BB)
1,205,000 4.000
07/01/2031
1,174,203
City of Minneapolis GO Green Bonds Series 2019 (NR/AAA)
2,390,000 2.000
12/01/2029
2,262,827
2,940,000 2.000
12/01/2030
2,751,091
City of St Cloud RB Refunding for CentraCare Health System
Obligated Group Series 2019 (A2/NR)
675,000 5.000
05/01/2048
683,153
Duluth Economic Development Authority Health Care Facilities
RB (St. Luke's Hospital of Duluth Obligated Group) Series
2022A (NR/AA-)
450,000 5.000
06/15/2031
501,025
580,000 5.000
06/15/2033
651,735

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Minnesota – (continued)
Duluth Economic Development Authority Health Care Facilities
RB for St. Luke's Hospital of Duluth Obligated Group Series
2022A (NR/AA-)
$ 500,000 4.000%
06/15/2034
$ 525,274
Duluth Economic Development Authority Health Care Facilities
RB Refunding for Essentia Health Obligated Group Series
2018 A (NR/A-)
2,160,000 4.250
02/15/2048
2,000,580
Duluth Economic Development Authority RB Refunding for
Benedictine Health System Obligated Group Series 2021 A
(NR/NR)
360,000 3.000
07/01/2026
356,991
Duluth Independent School District No.709 COPS Refunding
Series 2019 B (SD CRED PROG) (Aa1/NR)
350,000 5.000
02/01/2028
365,407
Independent School District No. 709 Duluth St. Louis County
Minnesota GO Capital Appreciation Facilities Maintenance
Bonds Series 2025A (SD CRED PROG) (Aa1/NR)
2,615,000 0.000
(f)
02/01/2031
2,243,558
1,000,000 0.000
(f)
02/01/2032
828,574
Minnesota Higher Education Facilities Authority RB Refunding for
Bethel University Project Series 2017 (NR/BB+)
500,000 5.000
05/01/2047
451,047
Minnesota Higher Education Facilities Authority RB Refunding for
College of St. Scholastica, Inc. Series 2019 (Baa3/NR)
165,000 4.000
12/01/2026
165,241
165,000 4.000
12/01/2027
164,686
205,000 4.000
12/01/2028
204,321
125,000 4.000
12/01/2029
124,396
250,000 4.000
12/01/2030
247,955
170,000 4.000
12/01/2031
167,720
Minnesota Municipal Gas Agency Commodity Supply RB Series
2022 (Aa1/NR)
5,650,000 4.000
12/01/2026
5,691,764
Minnesota State Trunk Highway GO Refunding Bonds Series 2017
E (Aaa/AAA)
1,680,000 3.000
10/01/2029
1,686,548
Rum River Special Education Cooperative, A Minnesota Joint
Powers Entitiy Certificates of Participation Series 2025A
(NR/NR)
1,775,000 5.000
02/01/2035
1,886,259
25,691,917
Mississippi - 0.2%
Lowndes County Solid Waste Disposal and Pollution Control
Refunding RB Series 2022 (Baa2/BBB) (PUTABLE)
9,500,000 2.650
(a)(b)
04/01/2037
9,479,902
Mississippi Development Bank Special Obligation Bonds Series
2021 (NR/BB)
750,000 5.000
(c)
10/01/2026
754,688
800,000 5.000
(c)
10/01/2027
810,466
725,000 5.000
(c)
10/01/2028
740,139
825,000 5.000
(c)
10/01/2029
848,538
175,000 5.000
(c)
10/01/2030
181,156
1,400,000 5.000
(c)
10/01/2031
1,459,349
1,630,000 5.000
(c)
10/01/2033
1,678,031
Mississippi Home Corp. Single Family Mortgage RB Series 2025A
(GNMA/FNMA/FHLMC) (Aa1/NR)
7,780,000 4.800
12/01/2045
7,848,003
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Mississippi – (continued)
Mississippi Home Corporation Multifamily Housing RB
for Woodcrest Apartments Project Series 2024-1
(Aa1/NR) (PUTABLE)
$ 1,675,000 5.000%
(a)(b)
11/01/2028
$ 1,727,903
25,528,175
Missouri - 0.6%
Cape Girardeau County IDA Health Facilities RB for Southeast
HEALTH Obligated Group Series 2021 (A1/A+)
1,200,000 4.000
03/01/2041
1,202,150
City of Poplar Bluff COPS Series 2021 (NR/BBB+)
875,000 2.500
10/01/2041
594,045
1,060,000 2.625
10/01/2046
648,419
City of St. Louis IDA Tax Increment Financing RB for St. Louis
Innovation District Project Series 2022 (NR/NR)
1,650,000 5.000
05/15/2041
1,666,702
Health and Educational Facilities Authority of The State of
Missouri Health Facilities RB Bjc Health System Series 2025A
(Aa2/AA)
5,500,000 4.000
04/01/2045
5,177,463
Health and Educational Facilities Authority of The State of
Missouri Health Facilities RB Wright Memorial Hospital
Series 2019 (NR/NR)
355,000 5.000
09/01/2029
365,514
Health and Educational Facilities Authority of The State of
Missouri Senior Living Facilities RB Lutheran Senior Services
Projects Series 2024A (NR/NR)
800,000 5.000
02/01/2032
857,064
515,000 5.000
02/01/2033
553,814
555,000 5.000
02/01/2034
598,962
I-470 Western Gateway Transportation Development District RB
Series 2019 A (NR/NR)
500,000 4.500
(c)
12/01/2029
501,006
Kansas City Industrial Development Authority Special Obligation
Bonds for Kansas City International Airport Series 2019 A
(A2/A)
4,865,000 5.000
03/01/2033
5,109,595
5,000,000 5.000
03/01/2034
5,238,763
Metropolitan St. Louis Sewer District Wastewater System
Improvement and Refunding RB Series 2017A (Aa1/AAA)
3,850,000 5.000
05/01/2047
3,880,764
Missouri Development Finance Board Tax-Exempt Tax Increment
and Special District RB Lakeport Village Project Series 2025A
(NR/NR)
6,230,000 6.000
(c)
06/15/2040
6,244,287
6,000,000 6.500
(c)
06/15/2045
5,939,914
Missouri Health & Educational Facilities Authority RB for Kansas
City Art Institute Series 2018 (NR/A-)
2,585,000 5.000
09/01/2043
2,625,193
Missouri Health & Educational Facilities Authority RB Refunding
for Bethesda Health Group, Inc. Obligated Group Series 2021
(NR/NR)
370,000 4.000
08/01/2036
353,156
475,000 4.000
08/01/2041
425,680
Missouri Health & Educational Facilities Authority RB Refunding
for J.B. Wright & Trenton Trust Obligated Group Series 2019
(NR/NR)
860,000 5.000
09/01/2027
872,750
1,065,000 5.000
09/01/2031
1,085,693

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Missouri – (continued)
Missouri Health & Educational Facilities Authority RB Refunding
for Mosaic Health System Series 2019 A (A1/NR)
$ 395,000 4.000%
02/15/2037
$ 399,310
615,000 4.000
02/15/2039
612,006
1,850,000 4.000
02/15/2044
1,742,950
Missouri Southern State University Auxiliary Enterprise System
RB Refunding Series 2021 (NR/NR)
175,000 3.000
10/01/2026
173,798
875,000 4.000
10/01/2031
868,489
Missouri Southern State University Auxiliary System RB Series
2019 A (AGM) (NR/AA)
275,000 5.000
10/01/2030
294,858
Missouri Southern State University RB Series 2019 A
(AGM) (NR/AA)
210,000 5.000
10/01/2026
213,286
210,000 5.000
10/01/2029
225,947
150,000 5.000
10/01/2032
159,972
240,000 4.000
10/01/2034
244,937
125,000 4.000
10/01/2035
126,968
150,000 4.000
10/01/2036
151,678
170,000 4.000
10/01/2037
171,161
145,000 4.000
10/01/2038
145,524
110,000 4.000
10/01/2039
110,018
Plaza at Noah's Ark Community Improvement District RB
Refunding Series 2021 (NR/NR)
250,000 3.000
05/01/2026
249,019
St. Louis Municipal Finance Corp. Leasehold RB for Convention
Center Expansion and Improvement Projects Series 2020
(AGM) (A1/AA)
6,000,000 5.000
10/01/2049
6,108,557
State Environmental Improvement and Energy Resources Authority
of The State of Missouri Environmental Improvement RB
Kansas City Power & Light Company Project, Series 2008
(Baa1/A-) (PUTABLE)
1,880,000 4.050
(a)(b)
05/01/2038
1,917,535
State of Missouri Health & Educational Facilities Authority
Health Facilities RB for Mosaic Health System Series 2019A
(A1/NR)
585,000 4.000
02/15/2038
589,152
State of Missouri Health & Educational Facilities Authority Long
Term Health Facilities RB for BJC Health System Series
2021B (Aa2/AA)
2,515,000 4.000
(a)(b)
05/01/2051
2,524,973
The Industrial Development Authority of The City of Kansas City
Missouri Economic Activity Tax RB for Historic Northeast
Redevelopment Plan Series 2024A-1 (NR/NR)
1,500,000 5.000
(c)
06/01/2046
1,461,300
2,250,000 5.000
(c)
06/01/2054
2,122,476
The Industrial Development Authority of The City of
Kansas City, Missouri Airport Special Obligation Bonds
2,775,000 5.000
03/01/2049
2,795,442
The Industrial Development Authority of The City of St. Louis
Missouri Multifamily Housing RB The Brewery Apartments
Series 2025 (Aa1/NR)
2,000,000 3.150
(a)(b)
04/01/2046
2,003,956
The Industrial Development Authority of the City of St. Louis
Missouri Tax Increment and Special District RB Union Station
Phase 2 Redevelopment Project Series 2024A (NR/NR)
275,000 4.875
06/15/2034
281,005
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Missouri – (continued)
The Industrial Development Authority of The County of Taney,
Missouri Sales Tax Revenue Improvement Bonds Big Cedar
Infrastructure Project Series 2023 (NR/NR)
$ 1,000,000 5.000%
(c)
10/01/2033
$ 1,008,788
70,644,039
Montana - 0.2%
City of Billings RB for Sewer System Series 2017 (Aa3/NR)
575,000 5.000
07/01/2029
593,757
City of Forsyth Rosebud County Montana Pollution Control
Revenue Refunding Bonds Puget Sound Energy Project Series
2013A Non-AMT (NR/A-)
10,130,000 3.900
(a)
03/01/2031
10,133,789
City of Forsyth, Rosebud County, Montana Pollution Control
Revenue Refunding Bonds Northwestern Corporation Colstrip
Project Series 2023 (A3/NR)
3,875,000 3.875
07/01/2028
3,938,043
City of Kalispell Montana Revenue and Refunding Bonds
Immanuel Living at Buffalo Hill Project Series 2025B-1
(NR/NR)
5,450,000 4.625
05/15/2031
5,473,436
Montana Board of Housing Multifamily Housing RB for Aurora
Apartments Series 2024 (Aa1/NR)
1,675,000 3.320
(a)(b)
07/01/2046
1,684,379
Montana Board of Housing Single Family Mortgage Bonds 2024
Series B (NON-AMT) (GNMA/FNMA/FHLMC) (Aa1/AA+)
1,490,000 4.400
12/01/2049
1,444,294
990,000 4.450
12/01/2053
962,572
24,230,270
Nebraska - 0.3%
Central Plains Energy Project Gas Supply Revenue Refunding
Bonds, Series 2025A Sub-Series 2025A-1 (Aa1/NR)
7,750,000 5.000
(a)(b)
08/01/2055
8,258,481
Nebraska Educational Health Cultural & Social Services
Finance Authority RB Refunding for Immanuel Retirement
Communities Obligated Group Series 2019 A (NR/NR)
415,000 4.000
01/01/2033
418,997
2,000,000 4.000
01/01/2035
2,005,833
1,250,000 4.000
01/01/2036
1,251,731
1,185,000 4.000
01/01/2037
1,179,894
1,500,000 4.000
01/01/2038
1,481,310
2,000,000 4.000
01/01/2039
1,969,105
Nebraska Investment Finance Authority Single Family Housing RB
2025 Series A (GNMA/FNMA/FHLMC) (NR/AAA)
7,500,000 4.500
09/01/2045
7,487,413
Omaha Public Power District Electric System RB 2023 Series A
(Aa2/AA)
2,755,000 5.250
02/01/2053
2,897,778
Omaha Public Power District Nebraska Electric System RB, 2025
Series A (Aa2/AA)
2,450,000 5.250
02/01/2055
2,608,349
State of Nebraska State Highway Commission Highway
Improvement RB Series 2025A (NR/AAA)
5,550,000 4.000
06/15/2041
5,662,962
1,950,000 4.000
06/15/2042
1,966,876
37,188,729

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Nevada - 0.6%
City of Las Vegas Special Improvement District No. 814 Special
Assessment Series 2019 (NR/NR)
$ 175,000 3.500%
06/01/2026
$ 174,652
185,000 3.500
06/01/2027
183,886
135,000 3.500
06/01/2028
132,905
150,000 3.500
06/01/2029
146,841
160,000 3.250
06/01/2030
153,835
285,000 3.250
06/01/2031
269,699
380,000 3.500
06/01/2032
360,276
420,000 3.500
06/01/2033
394,322
910,000 3.500
06/01/2034
846,959
City of Las Vegas Special Improvement District No. 816 Special
Assessment Series 2021 (NR/NR)
405,000 2.750
06/01/2033
358,894
725,000 2.750
06/01/2036
610,413
City of North Las Vegas Special Improvement District No. 64
Special Assessment Bonds Series 2019 (NR/NR)
215,000 4.250
06/01/2034
214,126
215,000 4.625
06/01/2043
207,586
345,000 4.625
06/01/2049
319,650
Clark County Pollution Control Refunding RB for Nevada Power
Company Projects Series 2017 (A2/A) (PUTABLE)
1,300,000 3.750
(a)(b)
01/01/2036
1,301,424
Clark County School District GO Bonds Series 2018 A (A1/AA-)
3,745,000 5.000
06/15/2030
3,963,338
Clark County School District GO Bonds Series 2020 A
(AGM) (A1/AA)
100,000 5.000
06/15/2033
109,472
850,000 5.000
06/15/2034
926,060
855,000 4.000
06/15/2038
869,081
950,000 4.000
06/15/2039
960,692
700,000 4.000
06/15/2040
703,980
Clark County School District, Nevada GO
(Limited Tax) Building Bonds Series 2020A (AGM) (A1/AA)
105,000 5.000
06/15/2030
116,041
105,000 5.000
06/15/2032
115,500
Clark County School District, Nevada GO Limited Tax Building
Bonds, Series 2025A (AG) (A1/AA)
8,625,000 3.000
06/15/2044
7,173,802
Clark County, Nevada Airport System
Subordinate Lien Refunding RB
2,600,000 5.000
07/01/2026
2,630,506
Henderson Local Improvement District No. T-18 Limited
Obligation RB Series 2016 (NR/NR)
1,565,000 4.000
09/01/2035
1,519,284
Humboldt County Pollution Control Refunding RB for
Sierra Pacific Power Company Projects Series 2016A
(NON-AMT) (A3/A)
3,000,000 3.550
10/01/2029
3,061,515
Humboldt County Pollution Control Refunding RB for
Sierra Pacific Power Company Projects Series 2016B
(NON-AMT) (A3/A)
2,845,000 3.550
10/01/2029
2,881,816
Las Vegas Convention & Visitors Authority Convention Center
Expansion RB Series 2018B (Aa3/AA-)
21,870,000 4.000
07/01/2049
19,819,403
Las Vegas Convention & Visitors Authority RB Refunding Series
2016 C (Aa3/AA-)
1,180,000 5.000
07/01/2026
1,194,379
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Nevada – (continued)
Las Vegas Convention & Visitors Authority RB Refunding Series
2017 B (Aa3/AA-)
$ 640,000 5.000%
07/01/2026
$ 647,799
Las Vegas Convention & Visitors Authority RB Series 2018 B
(Aa3/AA-)
2,685,000 5.000
07/01/2043
2,746,217
Las Vegas Convention & Visitors Authority RB Series 2019 B
(Aa3/AA-)
1,195,000 5.000
07/01/2027
1,236,441
Nevada Housing Division Multi-Unit Housing RB Carville Park
Apartments Series 2024 (HUD SECT 8) (Aa1/NR)
1,535,000 5.000
(a)(b)
07/01/2028
1,580,193
Tahoe-Douglas Visitors Authority RB Series 2020 (NR/NR)
1,700,000 5.000
07/01/2040
1,754,850
Washoe County Nevada Gas and Water Facilities Refunding RB
Series 2016B (NON-AMT) (A3/A) (PUTABLE)
3,845,000 3.625
(a)(b)
03/01/2036
3,889,757
Washoe County Nevada Gas and Water Facilities Refunding RB
Series 2016G (NON-AMT) (A3/A) (PUTABLE)
2,000,000 3.625
(a)(b)
03/01/2036
2,023,281
65,598,875
New Hampshire - 0.8%
National Finance Authority Hospital RB Series 2021B
(AGM) (A1/AA)
3,500,000 3.000
08/15/2046
2,770,711
National Finance Authority Pollution Control Refunding RB for
New York State Electric & Gas Corp. Project Series 2022A
(Baa1/A-)
8,635,000 4.000
12/01/2028
8,770,965
National Finance Authority Solid Waste Disposal Refunding
RB Waste Management,Inc. Project Series 2018A
(NR/A-/A-2) (PUTABLE)
18,000,000 4.000
(a)(b)
10/01/2033
18,016,643
National Finance Authority Special RB Caldwell Ranch Project
Brazoria and Fort Bend Counties Texas Series 2024 (NR/NR)
1,200,000 4.875
(c)
12/01/2033
1,197,595
New Hampshire Business Finance Authority RB for Casella Waste
Systems, Inc. Series 2013 (B1/B+)
1,000,000 2.950
(a)(c)
04/01/2029
962,937
New Hampshire Business Finance Authority RB Refunding for
Springpoint Senior Living Obligated Group Series 2021
(NR/NR)
4,700,000 4.000
01/01/2041
4,349,483
New Hampshire Health and Education Facilities Authority RB
Dartmouth College Issue Series 2015A (Aa1/AAA)
2,410,000 3.300
(a)(b)
06/01/2040
2,417,992
New Hampshire Health and Education Facilities Authority RB
Dartmouth College Issue Series 2015B (Aa1/AAA)
5,900,000 3.300
(a)(b)
06/01/2040
5,919,566
New Hampshire Health and Education Facilities Authority RB
Refunding for Dartmouth-Hitchcock Obligation Group Series
2017 A (NR/A)
8,710,000 5.000
08/01/2032
9,055,292
1,135,000 5.000
08/01/2033
1,177,786
4,200,000 5.000
08/01/2034
4,351,247
7,085,000 5.000
08/01/2035
7,326,233
5,430,000 5.000
08/01/2036
5,602,424
5,975,000 5.000
08/01/2037
6,147,549
5,945,000 5.000
08/01/2038
6,101,610

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New Hampshire – (continued)
New Hampshire Health and Education Facilities Authority RB
Refunding for Dartmouth-Hitchcock Obligation Group Series
2017 A (NR/A) – (continued)
$ 2,535,000 5.000%
08/01/2039
$ 2,596,970
2,000,000 5.000
08/01/2040
2,043,127
New Hampshire Health and Education Facilities Authority RB,
Dartmouth College Issue, Series 2017 (Aa1/AAA)
2,225,000 5.000
06/01/2028
2,357,778
91,165,908
New Jersey - 3.7%
Atlantic City New Jersey Tax Appeal Refunding Bonds Series 2017
A (BAM ST AID WITHHLDG) (A1/AA)
250,000 5.000
03/01/2026
250,848
Atlantic County Improvement GO Lease RB for Stockton
University Atlantic City Campus Project Series 2021A
(AGM) (A1/AA)
3,840,000 4.000
07/01/2053
3,413,888
City of Hoboken GO Bonds for Open Space Bonds and General
Improvement Bonds and Parking Utility Bonds Series 2022
(NR/AA+)
1,455,000 3.000
02/15/2049
1,104,201
1,455,000 3.000
02/15/2050
1,093,746
Hawthorne School District GO Bonds Series 2019
(BAM SCH BD RES FD) (NR/AA)
1,100,000 3.000
09/01/2034
1,094,807
1,350,000 3.000
09/01/2035
1,330,994
1,350,000 3.000
09/01/2036
1,317,712
1,350,000 3.000
09/01/2037
1,285,657
1,350,000 3.000
09/01/2038
1,264,922
1,100,000 3.000
09/01/2039
1,014,806
New Jersey Economic Development Authority Charter School RB
Central Jersey College Prep Charter School Project Series
2025 (Baa3/NR)
500,000 5.000
11/01/2035
539,077
675,000 5.000
11/01/2045
679,973
New Jersey Economic Development Authority RB for Provident
Group - Kean Properties L.L.C. - Kean University Student
Housing Project Series 2017 A (NR/BB-)
500,000 5.000
07/01/2032
503,310
New Jersey Economic Development Authority RB for School
Facilities Construction Series 2016 AAA (A1/A)
4,000,000 5.500
(d)
12/15/2026
4,114,242
New Jersey Economic Development Authority RB for School
Facilities Construction Series 2018 EEE (A1/A)
5,805,000 5.000
06/15/2028
6,134,188
10,295,000 5.000
06/15/2029
10,985,460
New Jersey Economic Development Authority RB Refunding
for Provident Group - Montclair Properties L.L.C. -
Montclair University Student Housing Project Series 2017
(AGM) (A1/AA)
1,500,000 5.000
06/01/2042
1,518,483
New Jersey Economic Development Authority RB Refunding for
School Facilities Construction Series 2018 FFF (A1/A)
9,340,000 5.000
06/15/2029
9,966,410
New Jersey Economic Development Authority RB Refunding for
The Seeing Eye, Inc. Project Series 2017 (NR/A+)
785,000 3.000
06/01/2032
781,508
1,545,000 5.000
06/01/2032
1,599,027
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Economic Development Authority School Facilities
Construction Bonds 2016 Series AAA (A1/A)
$ 6,415,000 5.000%
(d)
12/15/2026
$ 6,568,199
New Jersey Economic Development Authority School Facilities
Construction Refunding Bonds, 2024 Series SSS (A1/A)
1,610,000 5.250
06/15/2036
1,867,758
1,675,000 5.250
06/15/2038
1,914,022
New Jersey Economic Development Authority School Facilities
Construction Refunding Bonds, 2024 Series SSS Forward
Delivery (A1/A)
1,465,000 5.250
06/15/2037
1,687,089
1,675,000 5.250
06/15/2039
1,897,242
New Jersey Economic Development Authority Special Facility RB
for Continental Airlines Project Series 1999 (Ba2/BB+)
4,325,000 5.250
09/15/2029
4,330,612
New Jersey Economic Development Authority Special Facility RB
for Continental Airlines Project Series 2000 (Ba2/BB+)
2,600,000 5.625
11/15/2030
2,604,488
New Jersey Economic Development Authority Special Facility
Revenue and Refunding Bonds Series 2017 (Baa2/NR)
6,960,000 5.000
10/01/2047
6,961,431
New Jersey Economic Development Authority State Lease RB for
Juvenile Justice Commission Facilities Project Series 2018 C
(A1/A)
5,380,000 5.000
06/15/2037
5,547,439
New Jersey Economic Development Authority Tax Exempt Private
Activity Bonds for Goethals Bridge Replacement Project
Series 2013 (NR/A-)
10,325,000 5.375
01/01/2043
10,335,727
New Jersey Economic Development Authority Water Facilities
Refunding RB New Jersey- American Water Company, Inc.
Project Series 2020B Bonds (A1/A+) (PUTABLE)
4,850,000 3.750
(a)(b)
11/01/2034
4,906,390
New Jersey Educational Facilities Authority Princeton University
RB, 2025 Series A-2 (Aaa/AAA)
12,500,000 5.000
(a)(b)
07/01/2064
14,564,767
New Jersey Educational Facilities Authority RB for Rider
University A New Jersey Non-Profit Corp. Series 2017 F
(Caa2/BB-)
1,600,000 4.000
07/01/2042
1,142,132
New Jersey Educational Facilities Authority RB Refunding for The
College of New Jersey Series 2016 F (A2/A)
1,415,000 3.000
07/01/2040
1,216,380
New Jersey Health Care Facilities Financing Authority Revenue
and Refunding Bonds Inspira Health Obligated Group Issue
Series 2024A (A2/NR)
4,375,000 4.125
07/01/2054
3,983,993
2,440,000 5.250
07/01/2054
2,564,137
New Jersey Health Care Facilities Financing Authority Revenue
and Refunding Bonds Inspira Health Obligated Group Issue,
Series 2024A (A2/NR)
5,220,000 5.250
07/01/2049
5,553,909
New Jersey Health Care Facilities Financing Authority Revenue
and Refunding Bonds RWJ Barnabas Health Obligated Group
Issue, Series 2024-A (A1/AA-)
1,135,000 5.250
07/01/2054
1,198,482

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Housing and Mortgage Finance Agency Multifamily
Conduit RB 701 Newark Avenue Project, Series 2025-E
(Aa1/NR)
$ 3,500,000 3.150%
(a)(b)
12/01/2043
$ 3,506,122
New Jersey State Transportation Trust Fund Authority
Transportation System Bonds Series 2006C (AMBAC) (A1/A)
19,370,000 0.000
(f)
12/15/2036
13,086,149
New Jersey Transportation Trust Fund Authority Federal Highway
Reimbursement Revenue Notes Series 2016A-1 (A3/A+)
2,200,000 5.000
06/15/2027
2,222,023
New Jersey Transportation Trust Fund Authority RB Capital
Appreciation for Transportation System Bonds Series 2006 C
(AMBAC) (A1/A)
4,805,000 0.000
(f)
12/15/2035
3,410,207
New Jersey Transportation Trust Fund Authority RB Capital
Appreciation for Transportation System Bonds Series 2008 A
(A1/A)
3,000,000 0.000
(f)
12/15/2035
2,129,161
11,270,000 0.000
(f)
12/15/2038
6,885,465
New Jersey Transportation Trust Fund Authority RB Capital
Appreciation for Transportation System Bonds Series 2010 A
(A1/A)
9,735,000 0.000
(f)
12/15/2026
9,472,476
1,325,000 0.000
(f)
12/15/2031
1,104,042
5,000,000 0.000
(f)
12/15/2036
3,377,943
1,495,000 0.000
(f)
12/15/2037
959,261
New Jersey Transportation Trust Fund Authority RB for
Transportation Program Bonds Series 2015 AA (A1/A)
755,000 5.000
06/15/2046
755,124
New Jersey Transportation Trust Fund Authority RB for
Transportation System Bonds Series 2006 C (NATL) (A1/A)
20,405,000 0.000
(f)
12/15/2031
17,002,250
New Jersey Transportation Trust Fund Authority RB for
Transportation System Series 2008 A (A1/A)
26,425,000 0.000
(f)
12/15/2036
17,852,426
33,225,000 0.000
(f)
12/15/2037
21,318,685
New Jersey Transportation Trust Fund Authority RB for
Transportation System Series 2009 A (A1/A)
230,000 0.000
(f)
12/15/2033
177,470
30,275,000 0.000
(f)
12/15/2038
18,496,669
1,000,000 0.000
(f)
12/15/2039
579,233
New Jersey Transportation Trust Fund Authority RB for
Transportation System Series 2019 A (A1/A)
1,620,000 5.000
12/15/2039
1,705,971
New Jersey Transportation Trust Fund Authority RB Refunding
for Federal Highway Reimbursement Notes Series 2018 A
(A3/A+)
735,000 5.000
06/15/2030
741,699
New Jersey Transportation Trust Fund Authority RB Refunding for
Transportation System Bonds Series 2018 A (A1/A)
2,905,000 4.000
12/15/2031
2,987,794
2,070,000 5.000
12/15/2032
2,195,227
7,775,000 5.000
12/15/2034
8,203,883
8,840,000 5.000
12/15/2035
9,302,114
3,455,000 5.000
12/15/2036
3,625,345
2,410,000 4.250
12/15/2038
2,439,399
New Jersey Transportation Trust Fund Authority RB Series 2016
(A3/A+)
2,435,000 5.000
06/15/2030
2,457,195
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Transportation Trust Fund Authority RB Series 2018
(A1/A)
$ 8,320,000 5.000%
12/15/2033
$ 8,799,244
New Jersey Transportation Trust Fund Authority RB Series 2020
AA (A1/A)
120,000 3.000
06/15/2050
88,184
New Jersey Transportation Trust Fund Authority Transporattion
System Bonds 2010 Series A (A1/A)
4,000,000 0.000
(f)
12/15/2040
2,187,524
New Jersey Transportation Trust Fund Authority Transportation
Program Bonds 2019 Series AA (A1/A)
6,490,000 4.500
06/15/2049
6,363,121
New Jersey Transportation Trust Fund Authority Transportation
Program Bonds 2019 Series AA (NR/NR)
3,510,000 4.500
(d)
12/15/2028
3,721,369
New Jersey Transportation Trust Fund Authority Transportation
Program Bonds 2019 Series BB (A1/A)
1,645,000 5.000
06/15/2032
1,746,800
New Jersey Transportation Trust Fund Authority Transportation
Program Bonds 2020 Series AA (A1/A)
4,600,000 4.000
06/15/2045
4,345,593
New Jersey Transportation Trust Fund Authority Transportation
Program Bonds 2024 Series CC (A1/A)
4,865,000 5.250
06/15/2050
5,103,579
6,335,000 5.250
06/15/2055
6,602,761
New Jersey Transportation Trust Fund Authority Transportation
Program Notes 2014 Series BB-1 (A1/A)
3,260,000 5.000
06/15/2032
3,461,743
New Jersey Transportation Trust Fund Authority Transportation
Program RB Series 2019 AA (A1/A)
3,060,000 5.000
06/15/2034
3,232,525
10,000,000 5.000
06/15/2037
10,477,411
3,000,000 5.250
06/15/2043
3,094,720
New Jersey Transportation Trust Fund Authority Transportation
Program RB Series 2019 BB (A1/A)
2,000,000 4.000
06/15/2044
1,919,447
New Jersey Transportation Trust Fund Authority Transportation RB
Series 2009 A (A1/A)
6,255,000 0.000
(f)
12/15/2032
5,018,398
New Jersey Transportation Trust Fund Authority Transportation
System Bonds 2010 Series A (A1/A)
3,190,000 0.000
(f)
12/15/2029
2,838,934
New Jersey Transportation Trust Fund Authority Transportation
System Bonds 2019 Series A (A1/A)
2,500,000 5.000
12/15/2032
2,702,591
New Jersey Transportation Trust Fund Authority Transportation
System Bonds 2022 Series A (A1/A)
3,000,000 4.000
06/15/2041
2,956,817
New Jersey Transportation Trust Fund Authority Transportation
System Bonds 2023 Series A (A1/A)
2,000,000 5.250
06/15/2041
2,193,890
3,000,000 5.250
06/15/2042
3,261,551
New Jersey Turnpike Authority RB Series 2024 A (A1/AA-)
5,000,000 5.000
01/01/2027
5,120,895
New Jersey Turnpike Authority Turnpike  RB, Series 2024 C
(A1/AA-)
16,750,000 5.000
01/01/2044
17,851,889

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Turnpike Authority Turnpike RB Series 2017 G
(A1/AA-)
$ 3,000,000 4.000%
01/01/2043
$ 2,929,596
New Jersey Turnpike Authority Turnpike RB Series 2022 B
(A1/AA-)
1,400,000 4.500
01/01/2048
1,415,427
4,725,000 5.250
01/01/2052
4,982,139
Passaic County Improvement Authority Charter School RB for
Paterson Arts & Science Charter School Project Series 2023
(NR/BBB-)
900,000 5.375
07/01/2053
914,398
Passaic County Improvement Authority Charter School RB
Paterson Charter School For Science and Technology Inc.
Project Series 2025 (Baa3/NR)
575,000 4.125
07/01/2033
588,241
South Jersey Port Corp. Subordinated Marine Terminal RB Series
2017 B (A2/NR)
1,020,000 5.000
01/01/2037
1,045,508
South Jersey Transport Corp. Subordinated Marine Terminal RB
Series 2017B (A2/NR)
5,585,000 5.000
01/01/2048
5,579,067
South Jersey Transportation Authority RB Refunding Series 2019
A (AGM) (A1/AA)
725,000 5.000
11/01/2033
781,476
South Jersey Transportation Authority Transportation System
Revenue Refunding Bonds, 2025 Series A (BAM) (Baa2/AA)
1,000,000 5.000
11/01/2038
1,124,012
Tobacco Settlement Financing Corp. RB Series 2018 B (NR/BB+)
16,420,000 5.000
06/01/2046
15,938,681
Union County Improvement Authority RB Aries Linden LLC
Project Series 2019 (NR/NR)
6,187,108 6.750
(c)
*
12/01/2041
1,360,337
424,578,657
New Mexico - 0.3%
City of Farmington New Mexico Pollution Control
Revenue Refunding Bonds Public Service Company
of New Mexico San Juan Project 2010 Series B
(NON-AMT) (Baa2/BBB) (PUTABLE)
2,975,000 3.875
(a)(b)
06/01/2040
3,023,643
City of Farmington New Mexico Pollution Control
Revenue Refunding Bonds Public Service Company
of New Mexico San Juan Project 2010 Series C
(NON-AMT) (Baa2/BBB) (PUTABLE)
2,570,000 3.875
(a)(b)
06/01/2040
2,612,021
City of Farmington New Mexico Pollution Control
Revenue Refunding Bonds Public Service Company
of New Mexico San Juan Project 2010 Series E
(NON-AMT) (Baa2/BBB) (PUTABLE)
3,800,000 3.875
(a)(b)
06/01/2040
3,862,132
City of Farmington Pollution Control Refunding RB 2005 Series A
(A2/BBB+)
6,000,000 1.800
04/01/2029
5,687,547
City of Farmington, New Mexico Pollution Control Revenue
Refunding Bonds Public Service Company of New Mexico
San Juan Project 2010 Series D (Baa2/BBB) (PUTABLE)
6,835,000 3.900
(a)(b)
06/01/2040
6,925,856
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New Mexico – (continued)
New Mexico Mortgage Finance Authority Single Family
Mortgage Program Class I Bonds 2024 Series C
(NON-AMT) (GNMA/FNMA/FHLMC) (Aa1/NR)
$ 3,670,000 4.700%
09/01/2049
$ 3,678,846
New Mexico Municipal Energy Acquisition Authority Gas Supply
Revenue Refunding and Acquisition Bonds, Series 2025
(Aa1/NR)
6,000,000 5.000
(a)(b)
06/01/2054
6,404,398
Village of Los Ranchos de Albuquerque RB Refunding for
Albuquerque Academy Series 2020 (NR/A-)
200,000 5.000
09/01/2029
214,001
450,000 5.000
09/01/2030
489,456
300,000 5.000
09/01/2031
326,870
350,000 5.000
09/01/2032
379,978
Winrock Town Center Tax Increment Development District 1
Senior Lien Gross Receipts Tax Increment Bonds Series 2022
(NR/NR)
611,000 3.750
(c)
05/01/2028
604,945
2,070,000 4.000
(c)
05/01/2033
2,017,236
2,845,000 4.250
(c)
05/01/2040
2,706,089
38,933,018
New York - 9.0%
Allegany County Capital Resource Corp. RB Alfred University
Project Series 2024 (NR/BBB+)
2,470,000 5.250
04/01/2049
2,491,957
1,455,000 5.250
04/01/2054
1,459,893
Allegany County Capital Resource Corp. RB for Alfred University
Project Series 2024 (NR/BBB+)
1,080,000 5.250
04/01/2039
1,158,157
Battery Park City Authority Senior RB Series 2025 (Aaa/NR)
25,000,000 5.000
11/01/2050
26,253,798
Brooklyn Arena Local Development Corp. Pilot RB Series 2009
(Ba1/NR)
1,800,000 0.000
(f)
07/15/2044
705,062
Brooklyn Arena Local Development Corp. Pilot Revenue
Refunding Bonds for Barclays Center Series 2016A (Ba1/NR)
10,840,000 5.000
07/15/2042
10,855,014
Buffalo and Erie County Industrial Land Development Corporation
Canisius University Project Tax-Exempt RB Series 2025
(NR/BBB)
11,435,000 6.250
05/01/2045
12,151,750
Buffalo and Erie County Industrial Land Development Corporation
Tax-Exempt RB Series 2025 (NR/BBB)
3,350,000 5.500
05/01/2035
3,627,519
Build NYC Resource Corp. RB for Academic Leadership Charter
School Series 2021 (NR/BBB-)
100,000 4.000
06/15/2027
100,635
100,000 4.000
06/15/2028
100,138
Build NYC Resource Corp. RB for Bay Ridge Preparatory School
Project Series 2024 (NR/BB)
675,000 5.000
(c)
09/01/2039
684,384
525,000 5.000
(c)
09/01/2044
508,404
Build NYC Resource Corp. RB for Global Community Charter
School Project Series 2022A (NR/B+)
725,000 5.000
06/15/2042
662,773
Build NYC Resource Corp. RB for Grand Concourse Academy
Charter School Project Series 2022A (NR/BBB-)
600,000 5.000
07/01/2042
604,991

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
Build NYC Resource Corp. RB for Hellenic Classical Charter
Schools Series 2021 A (NR/NR)
$ 1,425,000 5.000%
(c)
12/01/2041
$ 1,374,745
Build NYC Resource Corp. RB for Kipp NYC Public School
Facilities Canal West Project Series 2022 (NR/BBB-)
2,500,000 5.000
07/01/2042
2,539,873
Build NYC Resource Corp. RB for NEW World Preparatory
Charter School Series 2021 A (NR/NR)
270,000 4.000
(c)
06/15/2031
263,306
425,000 4.000
(c)
06/15/2041
368,190
Build NYC Resource Corp. RB for Shefa School Series 2021 B
(NR/NR)
1,520,000 4.000
(c)
06/15/2027
1,497,851
Build NYC Resource Corp. RB for Unity Preparatory Charter
School of Brooklyn Project Series 2023A (NR/BB)
350,000 5.000
(c)
06/15/2033
370,444
425,000 5.250
(c)
06/15/2043
426,043
Build NYC Resource Corp. Tax Exempt RB Series 2022A
(NR/NR)
260,000 6.500
(c)
07/01/2032
276,866
2,500,000 6.500
(c)
07/01/2042
2,548,442
850,000 6.500
(c)
07/01/2052
839,011
Build NYC Resource Corp. Taxable RB Taxable Series 2022A
(NR/NR)
900,000 9.750
(c)
07/01/2032
900,340
Build NYC Resource Corp. Tax-Exempt RB for Success Academy
Charter Schools Project Series 2024 (NR/A-)
2,110,000 5.000
09/01/2031
2,326,266
1,000,000 5.000
09/01/2033
1,093,906
Build NYC Resource Corporation RB Classical Charter Schools
Project Series 2023A (NR/BBB-)
750,000 4.750
06/15/2053
672,898
Build NYC Resource Corporation RB Llc-Zeta Charter Schools
Inc. Project Tax-Exempt Series 2025A (NR/BB)
1,460,000 4.250
(c)
10/15/2035
1,450,861
Build NYC Resource Corporation Tax-Exempt RB Success
Academy Charter Schools Project Series 2024 (NR/A-)
3,155,000 5.000
09/01/2032
3,465,242
Chautauqua County Capital Resource Corp. Exempt Facilities
Revenue Refunding Bonds for NRG Energy Project Series
2020 (Baa3/BBB-) (PUTABLE)
7,920,000 4.250
(a)(b)
04/01/2042
8,037,883
City of New York GO Bonds 2023 Series C (Aa2/AA)
2,845,000 5.000
08/01/2026
2,886,106
City of New York GO Bonds Fiscal 2008 Series A Subseries A-4
(AGM) (Aa2/AA)
1,945,000 5.000
08/01/2026
1,973,668
City of New York GO Bonds Fiscal 2008 Series C Subseries C-4
(AGM) (Aa2/AA)
5,760,000 5.000
10/01/2026
5,865,593
City of New York GO Bonds Fiscal 2009 Series B Subseries B-3
(Aa2/AA)
1,905,000 5.000
09/01/2026
1,936,497
City of New York GO Bonds Fiscal 2022 Series D Tax Exempt
Bonds Subseries D-1 (Aa2/AA)
2,500,000 5.500
05/01/2046
2,663,961
3,900,000 4.500
05/01/2049
3,818,491
City of New York GO Tax Exempt Bonds 2020 Series D (Aa2/AA)
4,750,000 4.000
03/01/2050
4,283,721
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
City of Troy Capital Resource Corp. Revenue Refunding Bonds
for Rensselaer Polytechnic Institute Project Series 2020A
(Forward Delivery) (A3/BBB+)
$ 875,000 5.000%
09/01/2037
$ 930,720
Clinton County Capital Resource Corp. (NR/A+)
2,315,000 5.000
(c)
07/01/2037
2,579,877
County of Monroe Industrial Development Agency Multifamily
Housing RB andrews Terrace Community Partners L.P. Project
Series 2023B-1 (HUD SECT 8) (Aa1/NR)
2,900,000 5.000
(a)(b)
07/01/2028
2,985,380
Dormitory Authority of The State of New York New York Institute
of Technology RB Series 2024 (Baa2/BBB)
2,050,000 5.250
07/01/2049
2,107,226
2,800,000 5.250
07/01/2054
2,861,962
Dormitory Authority of The State of New York Pace University RB
Series 2024A (Baa3/BBB-)
750,000 5.250
05/01/2044
774,040
1,400,000 5.500
05/01/2049
1,449,497
2,800,000 5.500
05/01/2056
2,881,114
Dormitory Authority of The State of New York State Personal
Income Tax RB General Purpose Series 2024A (Aa1/NR)
2,900,000 5.250
03/15/2049
3,058,938
Dormitory Authority of The State of New York State Personal
Income Tax RB General Purpose Series 2025A (Aa1/NR)
7,100,000 5.000
03/15/2048
7,370,560
Dormitory Authority of The State of New York State Personal
Income Tax RB General Purpose, Series 2015E (Aa1/AA+)
14,675,000 3.250
03/15/2035
14,580,160
Dormitory Authority of The State of New York State
Personal Income Tax RB General Purpose, Series 2025A
(Tax- Exempt) (Aa1/NR)
39,070,000 5.000
03/15/2047
40,667,279
Dormitory Authority of The State of New York State Sales Tax RB
Series 2024A (Aa1/NR)
6,700,000 5.000
03/15/2032
7,666,133
Dormitory Authority of The State of New York State Sales Tax RB
Series 2024B (Tax-Exempt) (Aa1/NR)
4,175,000 5.000
03/15/2049
4,354,821
Dormitory Authority ofThe State ofNew York Orchard Park Ccrc
Inc Obligated Group RB Series 2025A (NR/NR)
1,700,000 5.125
11/15/2050
1,708,109
Dutchess County Local Development Corp. RB for Health
QuestSystems, Inc. Project Series 2016B (Baa3/BBB+)
5,000,000 5.000
07/01/2046
4,916,546
Dutchess County Local Development Corp. RB Refunding for
Bard College Project Series 2020 A (NR/BBB-)
1,000,000 5.000
07/01/2045
993,195
Empire State Urban Development Corp. State Personal Income Tax
RB Series 2020E (NR/AA+)
500,000 4.000
03/15/2039
503,707
Erie Tobacco Asset Securitization Corp. RB Asset-Backed Bonds
Series 2006 A (NR/NR)
29,200,000 0.000
(c)(f)
06/01/2060
853,510
Freddie Mac Multifamily ML Certificates RB Pass Through Series
2017 A (Aa1/NR)
((SOFR + 0.50%))
6,204,502 4.480
(e)(g)
01/25/2033
6,203,349

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
HE Genesee County Funding Corporation RB Rochester Regional
Health Energy Projects Series 2025A Bonds (NR/BBB+)
$ 6,000,000 5.250%
12/01/2050
$ 6,140,218
Metropolitan Transportation Authority Dedicated Tax Fund Green
Bonds Series 2024A (NR/AA)
3,305,000 5.000
11/15/2049
3,445,386
5,000,000 4.000
11/15/2051
4,614,246
Metropolitan Transportation Authority RB Green Bond Series 2015
A-2 (A2/NR)
2,500,000 5.000
(a)(b)
11/15/2045
2,695,244
Metropolitan Transportation Authority RB Green Bond Series 2016
A-1 (A2/A)
645,000 5.000
11/15/2027
650,014
Metropolitan Transportation Authority RB Green Bond Series 2020
C-1 (A2/A)
9,325,000 4.750
11/15/2045
9,333,509
4,445,000 5.000
11/15/2050
4,497,346
1,800,000 5.250
11/15/2055
1,836,580
Metropolitan Transportation Authority RB Refunding for Climate
Bond Certified Series 2020 E (A2/A)
3,275,000 5.000
11/15/2029
3,554,314
1,450,000 5.000
11/15/2030
1,599,454
Metropolitan Transportation Authority RB Refunding Green Bond
Series 2017 A-2 (A2/A)
1,340,000 5.000
11/15/2027
1,382,493
Metropolitan Transportation Authority RB Refunding Green Bond
Series 2017 C-1 (A2/A)
2,465,000 4.000
11/15/2032
2,496,687
Metropolitan Transportation Authority RB Refunding Green Bond
Series 2024A (A2/A)
495,000 5.000
11/15/2037
550,358
2,720,000 5.000
11/15/2040
2,958,270
4,190,000 4.000
11/15/2043
3,945,658
Metropolitan Transportation Authority RB Refunding Series 2016
B (A2/A)
545,000 5.000
11/15/2027
554,950
Metropolitan Transportation Authority RB Refunding Series 2016
D (A2/A)
530,000 5.000
11/15/2029
539,402
755,000 5.250
11/15/2031
769,466
Metropolitan Transportation Authority RB Series 2016 C-1 (A2/A)
595,000 5.000
11/15/2028
605,726
Metropolitan Transportation Authority Transportation Revenue
Green Bonds Series 2019A (AGM) (A1/AA)
11,050,000 5.000
11/15/2044
11,259,730
Metropolitan Transportation Authority Transportation Revenue
Green Bonds Series 2019C (AGM) (A1/AA)
4,980,000 4.000
11/15/2047
4,486,251
Metropolitan Transportation Authority Transportation Revenue
Green Bonds Series 2020D (A2/A)
3,000,000 4.000
11/15/2047
2,717,192
Metropolitan Transportation Authority Transportation Revenue
Green Bonds Subseries 2021A-1 (A2/A)
5,000,000 4.000
11/15/2047
4,461,218
Metropolitan Transportation Authority Transportation Revenue
Refunding Bonds Series 2020E (A2/A)
3,750,000 5.000
11/15/2027
3,914,128
400,000 5.000
11/15/2028
426,235
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
Metropolitan Transportation Authority Transportation Revenue
Refunding Green Bonds Series 2017C-1 (A2/A)
$ 2,765,000 5.000%
11/15/2027
$ 2,886,017
Metropolitan Transportation Authority Transportation Revenue
Refunding Green Bonds Series 2024A (A2/A)
12,800,000 5.500
11/15/2047
13,744,870
Metropolitan Transportation Authority Transportation Revenue
Refunding Green Bonds Series 2024B (A2/A)
3,000,000 5.000
11/15/2041
3,242,024
Metropolitan Transportation Authority Transportation Revenue
Refunding Green Bonds Series 2025A (A2/A)
7,055,000 5.000
11/15/2038
7,872,548
1,400,000 5.250
11/15/2045
1,491,016
Nassau County Tobacco Settlement Corp. RB for Asset Backed
Bonds Series 2006 D (NR/NR)
82,790,000 0.000
(f)
06/01/2060
4,868,805
New York City Housing Development Corp. Multi-Family Housing
RB 2024 Series B-2 (NON-AMT) (HUD SECT 8) (Aa2/AA+)
10,000,000 3.700
(a)(b)
05/01/2064
10,138,240
New York City Industrial Development Agency RB for Churchill
School & Center for Learning Disabilities, Inc. Series 1999
(AGC) (NR/AA)
740,000 2.250
(a)
10/01/2029
707,449
New York City Industrial Development Agency RB Refunding for
Queens Ballpark Co. LLC Series 2021 A (AGM) (A1/AA)
4,015,000 3.000
01/01/2039
3,645,875
New York City Industrial Development Agency RB Refunding for
Yankee Stadium LLC Series 2020 A (AGM) (A1/AA)
2,410,000 3.000
03/01/2036
2,316,660
2,555,000 3.000
03/01/2040
2,261,185
1,725,000 4.000
03/01/2045
1,617,733
New York City Industrial Development Agency RB Refunding for
Yankee Stadium LLC Series 2020 A (Baa1/AA)
6,025,000 4.000
03/01/2045
5,563,082
New York City Municipal Water Finance Authority Water and
Sewer System Second General Resolution RB Fiscal 2018
Series Bb (Aa1/AA+)
11,150,000 5.000
06/15/2046
11,281,240
New York City Municipal Water Finance Authority Water and
Sewer System Second General Resolution RB Fiscal 2025
Series Aa Fiscal 2025 Subseries Aa-1 (Aa1/AA+)
3,850,000 5.000
06/15/2051
3,997,111
New York City Municipal Water Finance Authority Water and
Sewer System Second General Resolution RB Fiscal 2025
Series AA, Fiscal 2025 Subseries AA-1 (Aa1/AA+)
2,500,000 5.000
06/15/2049
2,603,515
2,335,000 5.250
06/15/2053
2,465,079
New York City Municipal Water Finance Authority Water and
Sewer System Second General Resolution RB, Fiscal 2019
Series Ee, (Aa1/AA+)
1,000,000 4.000
06/15/2040
1,001,634
New York City Transitional Finance Authority Building Aid RB
Fiscal 2016 Series S-1 (ST AID WITHHLDG) (Aa2/AA)
5,000,000 5.000
07/15/2032
5,004,484
New York City Transitional Finance Authority Future Tax Secured
Subordinate Bonds Fiscal 2018 Series B Subseries B-1
(Aa1/AAA)
18,400,000 5.000
08/01/2045
18,680,192

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
New York City Transitional Finance Authority Future Tax Secured
Subordinate Bonds Fiscal 2023 Series D Subseries D-1 Tax-
Exempt Bonds (Aa1/AAA)
$ 6,000,000 5.500%
11/01/2045
$ 6,440,836
New York City Transitional Finance Authority Future Tax Secured
Subordinate Bonds Fiscal 2024 Series D Subseries D-1
(Tax-Exempt) (Aa1/AAA)
2,000,000 5.000
11/01/2040
2,194,099
New York City Transitional Finance Authority Future Tax Secured
Subordinate Bonds Fiscal 2025 Series A Subseries A-1
(Tax-Exempt Bonds) (Aa1/AAA)
9,235,000 5.000
11/01/2038
10,397,635
1,515,000 5.000
11/01/2040
1,669,531
New York City Transitional Finance Authority Future Tax Secured
Subordinate Bonds Fiscal 2025 Series C Subseries C-1
(Aa1/AAA)
25,760,000 5.250
05/01/2049
27,119,793
New York City Transitional Finance Authority Future Tax Secured
Subordinate Bonds Fiscal 2025 Series F Subseries F-1
(Aa1/AAA)
6,285,000 5.000
11/01/2028
6,714,908
5,000,000 5.000
11/01/2032
5,707,792
New York City Transitional Finance Authority Future Tax Secured
Tax Exempt Subordinate Bonds Fiscal 2024 Series A-1
(Aa1/AAA)
830,000 4.000
05/01/2045
779,011
New York City Transitional Finance Authority Future Tax Secured
Tax-Exempt Subordinate Bonds Fiscal 2024 Series C
(Aa1/AAA)
6,490,000 5.500
05/01/2042
7,206,355
8,385,000 5.250
05/01/2048
8,806,020
3,500,000 5.500
05/01/2053
3,728,492
New York City Transitional Finance Authority
Future Tax Secured Tax-Exempt Subordinate
18,130,000 2.500
(a)(b)
08/01/2042
18,130,000
New York Convention Center Development Corp. Revenue
Refunding Bonds Series 2015 (A2/NR)
3,755,000 5.000
11/15/2030
3,759,812
New York Counties Tobacco Trust IV RB Series 2005 F (NR/NR)
143,440,000 0.000
(f)
06/01/2060
6,729,760
New York Liberty Development Corp. RB for World Trade Center
Project Series 2014 (NR/NR)
4,050,000 5.150
(c)
11/15/2034
4,053,815
9,000,000 5.375
(c)
11/15/2040
8,999,446
New York Liberty Development Corp. RB for World Trade Center
Project Series 2014 Class 3 (NR/NR)
4,175,000 7.250
(c)
11/15/2044
4,177,971
New York Liberty Development Corp. RB Refunding for 3 World
Trade Center LLC Series 2014 (NR/NR)
23,860,000 5.000
(c)
11/15/2044
23,821,941
New York Liberty Development Corp. Second Priority RB
Refunding for Bank of America Tower at One Bryant Park
LLC Series 2019 C-2 (A1/NR)
855,000 2.625
09/15/2069
804,267
New York Liberty Development Corp. Second Priority RB
Refunding for Bank of America Tower at One Bryant Park
LLC Series 2019 C-3 (Baa1/NR)
1,070,000 2.800
09/15/2069
999,619
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
New York NY GO Bonds 2018 E-1 (Aa2/AA)
$ 9,725,000 5.000%
03/01/2044
$ 9,881,754
New York Port Authority Consolidated Bonds 273rd Series
(Aa3/AA-)
7,835,000 4.000
07/15/2051
6,914,631
New York St Dorm Auth St Pers Income Tax Rev General Purpose
Bonds 2022 A (NR/NR)
450,000 5.000
03/15/2027
463,300
New York State Dormitory Authority General Purpose Personal
Income Tax RB Series 2016 D (Aa1/AA+)
2,550,000 5.000
(d)
08/15/2026
2,589,832
New York State Dormitory Authority RB New York University
2001 (AMBAC) (Aa2/AA-)
945,000 5.500
07/01/2040
1,110,827
New York State Dormitory Authority RB Refunding for Brooklyn
Law School Series 2019 A (Baa1/NR)
1,100,000 5.000
07/01/2033
1,149,424
New York State Dormitory Authority RB Refunding for Brooklyn
Law School Series 2019 B (Baa1/NR)
100,000 3.560
07/01/2026
99,612
100,000 3.670
07/01/2027
98,941
40,000 3.760
07/01/2028
39,284
200,000 3.820
07/01/2029
194,596
New York State Dormitory Authority RB Refunding for Brooklyn
St. Joseph's College Series 2020 A (NR/NR)
1,000,000 5.000
07/01/2029
1,012,428
745,000 5.000
07/01/2030
755,178
100,000 4.000
07/01/2031
96,411
New York State Dormitory Authority RB Refunding for Catholic
Health System Obligated Group Series 2019 A (B2/B)
540,000 5.000
07/01/2032
536,582
465,000 5.000
07/01/2034
456,067
905,000 5.000
07/01/2035
878,899
440,000 5.000
07/01/2036
423,885
545,000 4.000
07/01/2040
460,072
590,000 5.000
07/01/2041
555,929
2,315,000 4.000
07/01/2045
1,862,999
New York State Dormitory Authority RB Refunding for Montefiore
Obligated Group Series 2020 A (Baa3/BBB-)
530,000 4.000
09/01/2036
508,096
500,000 4.000
09/01/2037
475,869
575,000 4.000
09/01/2038
537,951
615,000 4.000
09/01/2039
569,265
750,000 4.000
09/01/2040
687,295
New York State Dormitory Authority RB Refunding for St. John's
University Series 2021 A (A3/A-)
2,750,000 4.000
07/01/2048
2,413,617
New York State Dormitory Authority RB Refunding for State of
New York Personal Income Tax Series 2020 A (Aa1/NR)
4,450,000 3.000
03/15/2038
4,140,709
New York State Dormitory Authority RB Series 2020 B (Aa2/NR)
1,100,000 3.000
04/01/2042
949,085
1,550,000 3.000
04/01/2048
1,199,364
New York State Dormitory Authority State Personal Income Tax
Revenue General Purpose Bonds 2020 A (Aa1/NR)
26,685,000 4.000
03/15/2043
25,826,955
New York State Dormitory Authority State Personal Income Tax
Revenue General Purpose Bonds 2020A (NR/NR)
10,000 4.000
(d)
09/15/2030
10,700

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
New York State Dormitory Authority State Personal Income Tax
Revenue General Purpose Bonds 2021 E (NR/AA+)
$ 9,995,000 4.000%
03/15/2038
$ 10,176,169
New York State Dormitory Authority State Personal Income Tax
Revenue General Purpose Bonds 2021 E (NR/NR)
5,000 4.000
(d)
03/15/2032
5,434
New York State Environmental Facilities Corp Solid Waste
Disposal RB Series 2014 (B1/B+) (PUTABLE)
1,190,000 2.875
(a)(b)(c)
12/01/2044
1,136,081
New York State Environmental Facilities Corp. RB for Casella
Waste Systems, Inc. Series 2020 R-1 (B1/B+)
3,475,000 4.250
(a)(b)(c)
09/01/2050
3,490,600
New York State Housing Finance Agency 2021 Series J-2
(SONYMA HUD SECT 8) (Aa2/NR)
1,595,000 1.100
(a)(b)
11/01/2061
1,539,573
New York State Housing Finance Agency State Personal Income
Tax RB 2024 Series A-2 (Aa1/NR)
2,025,000 3.450
(a)(b)
06/15/2054
2,044,741
New York State Housing Finance Agency State Personal Income
Tax RB 2024 Series A-2 Sustainability Bonds (Aa1/NR)
4,465,000 3.350
(a)(b)
06/15/2054
4,479,922
New York State Thruway Authority General RB Series P (Aa3/A+)
1,300,000 5.000
01/01/2049
1,363,801
1,965,000 5.250
01/01/2054
2,081,028
New York State Urban Development Corp. RB for State of New
York Personal Income Tax Revenue Series 2020 A (Aa1/NR)
7,000,000 3.000
03/15/2050
5,208,588
New York State Urban Development
Corporation State Personal Income Tax RB
(General Purpose) Series 2020A (Tax-Exempt) (Aa1/NR)
11,500,000 4.000
03/15/2038
11,626,399
New York State Urban Development Corporation State Sales Tax
RB, Series 2023A (Tax-Exempt) (Aa1/NR)
8,000,000 5.000
03/15/2051
8,215,378
New York Transportation Development Corp. for Terminal 4 John
F. Kennedy International Airport Project Special Facilities RB
Series 2020C (AGM-CR) (A1/AA)
1,000,000 4.000
12/01/2040
1,003,153
New York Transportation Development Corp. for Terminal 4 John
F. Kennedy International Airport Project Special Facilities RB
Series 2020C (Baa1/NR)
2,500,000 5.000
12/01/2036
2,690,202
New York Transportation Development Corp. RB for Delta Air
Lines, Inc. Series 2018 (Baa2/NR)
5,180,000 5.000
01/01/2027
5,265,731
310,000 5.000
01/01/2031
319,373
8,645,000 5.000
01/01/2033
8,866,147
3,950,000 5.000
01/01/2034
4,039,355
9,625,000 4.000
01/01/2036
9,367,799
New York Transportation Development Corp. RB for Delta Air
Lines, Inc. Series 2018 (AMT) (Baa2/NR)
2,850,000 5.000
01/01/2036
2,900,896
New York Transportation Development Corp. RB for Delta Air
Lines, Inc. Series 2020 (Baa2/NR)
4,580,000 4.000
10/01/2030
4,669,113
9,915,000 5.000
10/01/2035
10,342,380
7,315,000 5.000
10/01/2040
7,416,197
9,800,000 4.375
10/01/2045
9,125,483
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
New York Transportation Development Corp. RB for Empire State
Thruway Partners LLC Series 2021 (NR/NR)
$ 1,225,000 2.500%
10/31/2031
$ 1,095,652
400,000 4.000
10/31/2034
403,205
4,780,000 4.000
10/31/2041
4,556,382
New York Transportation Development Corp. RB for
Laguardia Gateway Partners LLC Series 2016 A
(AMT) (AGM-CR) (A1/AA)
1,500,000 4.000
07/01/2046
1,355,341
New York Transportation Development Corp. RB Refunding for
JFK International Air Terminal LLC Series 2020 A (Baa1/NR)
500,000 5.000
12/01/2028
524,414
500,000 5.000
12/01/2029
530,897
2,200,000 5.000
12/01/2036
2,305,286
New York Transportation Development Corp. RB Refunding for
JFK International Air Terminal LLC Series 2020 C (Baa1/NR)
165,000 5.000
12/01/2032
180,433
New York Transportation Development Corp. Special Facilities
Bonds for Laguardia Airport Terminal B Redevelopment
Project Series 2016A (Baa2/NR)
690,000 5.000
07/01/2034
690,473
15,675,000 5.000
07/01/2041
15,676,251
14,050,000 5.000
07/01/2046
14,049,394
New York Transportation Development Corp. Special Facilities
Bonds Series 2016A (Baa2/AA)
3,550,000 5.250
01/01/2050
3,550,122
New York Transportation Development Corp. Special Facilities RB
for John F. Kennedy International Airport New Terminal One
Project Green Bonds Series 2023 (AMT) (AGM) (A1/AA)
1,150,000 5.000
06/30/2049
1,154,174
New York Transportation Development Corp. Special Facilities RB
for John F. Kennedy International Airport New Terminal One
Project Green Bonds Series 2023 (AMT) (Baa3/AA)
2,225,000 6.000
06/30/2054
2,299,775
New York Transportation Development Corp. Special Facilities RB
for Terminal 4 JFK International Airport Project Series 2022
(Baa1/NR)
500,000 5.000
12/01/2027
517,020
New York Transportation Development Corp. Special Facility RB
for Delta Air Lines Inc. Laguardia Airport Terminals C&D
Redevelopment Project Series 2023 (Baa2/BBB-)
750,000 6.000
04/01/2035
826,555
New York Transportation Development Corp. Special Facility
RB Refunding for American Airlines, Inc. John F. Kennedy
International Airport Project Series 2016 (NR/B+)
2,000,000 5.000
08/01/2031
2,002,120
New York Transportation Development Corp. Special Facility
RB Refunding for American Airlines, Inc. John F. Kennedy
International Airport Project Series 2020 (NR/B+)
5,170,000 5.250
08/01/2031
5,353,103
10,275,000 5.375
08/01/2036
10,720,755
New York Transportation Development Corp. Special Facility RB
Series 2021 (NR/NR)
4,340,000 3.000
08/01/2031
4,117,612
New York Transportation Development Corp. Special Facility
Revenue Refunding Bonds for American Airlines John F.
Kennedy International Airport Project Series 2016 (NR/B+)
1,695,000 5.000
08/01/2026
1,696,789

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
New York Transportation Development Corporation
(Terminal 4 John F. Kennedy International Airport Project)
Special Facility RB, Series 2020C (Baa1/BBB)
$ 1,250,000 5.000%
12/01/2029
$ 1,352,541
New York Transportation Development Corporation Special
Facilities  RB, Series 2024  (AMT) (AG) (A1/AA)
8,375,000 5.000
06/30/2054
8,353,351
New York Transportation Development Corporation Special
Facilities RB, Series 2024 (AMT) (AGM) (A1/AA)
1,340,000 5.000
06/30/2049
1,349,676
Oneida County Local Development Corp. RB Mohawk
Valley Health System Project Series 2019
(Tax-Exempt) (AGM) (NR/AA)
420,000 4.000
12/01/2033
429,825
Oneida County Local Development Corp. RB Refunding for
Mohawk Valley Health System Obligated Group Project Series
2019 A (AGM) (NR/AA)
865,000 4.000
12/01/2034
883,162
670,000 4.000
12/01/2035
681,064
1,135,000 4.000
12/01/2036
1,149,295
1,260,000 3.000
12/01/2039
1,083,694
840,000 3.000
12/01/2040
705,780
6,270,000 4.000
12/01/2049
5,688,978
Oneida County Local Development Corp. RB Refunding for Utica
College Project Series 2019 (NR/NR)
345,000 4.000
07/01/2039
293,575
4,225,000 3.000
07/01/2044
2,732,454
Oneida Indian Nation Tax RB Series 2024B
(Federally Tax-Exempt) (NR/NR)
1,435,000 6.000
(c)
09/01/2043
1,547,119
Orange County Funding Corp. Tax Exempt Revenue Refunding
Bonds for Mount Saint Mary College Project Series 2022A
(NR/NR)
4,720,000 4.000
07/01/2035
3,763,879
Port Authority of New York & New Jersey Consolidated RB Series
221 (Aa3/AA-)
2,000,000 4.000
07/15/2045
1,845,061
1,500,000 4.000
07/15/2050
1,328,958
Port Authority of New York and New Jersey Consolidated Bonds
242nd Series (Aa3/AA-)
1,500,000 5.000
12/01/2026
1,526,786
Port Authority of New York Consolidated Bonds 227th Series
(Aa3/AA-)
5,000,000 3.000
10/01/2027
4,980,005
1,555,000 3.000
10/01/2028
1,551,176
Port Authority of New York Consolidated Bonds 234th Series
(Aa3/AA-)
1,720,000 5.250
08/01/2047
1,795,547
2,300,000 5.500
08/01/2052
2,425,252
Power Authority of The State of New York Green Transmission
Project RB, Series 2023A (AGM) (Aa3/AA)
1,500,000 5.000
11/15/2053
1,556,615
State of New York Dormitory Authority Northwell Health
Obligated Group RB Series 2022A (A3/A-)
6,200,000 4.250
05/01/2052
5,683,189
5,225,000 5.000
05/01/2052
5,300,693
State of New York Dormitory Authority Personal Income Tax RB
Series 2018A (Aa1/NR)
10,200,000 4.000
03/15/2048
9,270,935
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
State of New York Dormitory Authority Personal Income Tax RB
Series 2019D (Aa1/NR)
$ 10,000,000 4.000%
02/15/2047
$ 9,194,893
State of New York Dormitory Authority Personal Income Tax RB
Series 2021A (NR/AA+)
10,215,000 4.000
03/15/2038
10,371,975
8,175,000 4.000
03/15/2040
8,182,044
State of New York Dormitory Authority Personal Income Tax RB
Series 2021E (NR/AA+)
6,800,000 4.000
03/15/2046
6,321,881
8,700,000 4.000
03/15/2047
8,005,093
State of New York Dormitory Authority RB for St. Joseph's College
Series 2020A (NR/NR)
1,070,000 5.000
07/01/2027
1,074,895
Suffolk Tobacco Asset Securitization Corp. RB Series 2021 B-1
(NR/BBB-)
3,160,000 4.000
06/01/2050
2,862,834
The City of New York GO Bonds Fiscal 2014 Series I Subseries I-2
(Aa2/AA/A-1+)
18,560,000 2.500
(a)(b)
03/01/2040
18,560,000
The City of New York GO Bonds Fiscal 2026, Series A Tax-Exempt
Bonds Subseries A-1 (Aa2/AA)
5,000,000 5.500
08/01/2050
5,393,311
5,000,000 5.250
08/01/2053
5,259,587
The Port Authority of New York and New Jersey Consolidated
Bonds, Two Hundred Sixth Series (Aa3/AA-)
2,000,000 5.000
11/15/2042
2,027,912
Triborough Bridge & Tunnel Authority Sales Tax RB for TBTA
Capital Lockbox City Sales Tax Series 2023A (NR/AA+)
8,150,000 4.250
05/15/2058
7,571,793
Triborough Bridge and Tunnel Authority Mta Bridges and Tunnels
Payroll Mobility Tax Bond Anticipation Notes Series 2025A
(A1/SP-1+)
25,000,000 5.000
02/01/2028
26,302,735
Triborough Bridge and Tunnel Authority Mta Bridges and Tunnels
Payroll Mobility Tax Bond Anticipation Notes Series 2025A
(NR/SP-1+)
25,000,000 5.000
03/01/2028
26,321,645
Triborough Bridge and Tunnel Authority MTA Bridges and
Tunnels Payroll Mobility Tax Senior Lien Bonds Series 2022C
(NR/AA+)
5,900,000 5.250
05/15/2052
6,132,186
Triborough Bridge and Tunnel Authority MTA Bridges and Tunnels
Real Estate Transfer Tax  RB, Series 2025A (A1/A+)
5,850,000 5.000
12/01/2050
6,043,677
Triborough Bridge and Tunnel Authority Mta Bridges and Tunnels
Real Estate Transfer Tax RB Series 2025A (NR/AA+)
4,800,000 5.250
05/15/2059
5,011,975
Westchester County Local Development Corporation RB for New
York Blood Center Project Series 2024 (Baa1/NR)
2,755,000 5.000
07/01/2035
3,031,133
845,000 5.000
07/01/2038
911,421
Yonkers Economic Development Corp. RB for Charter School of
Educational Excellence Project Series 2019 A (NR/NR)
160,000 4.000
10/15/2029
159,743
Yonkers Economic Development Corp. RB Refunding for Charter
School of Educational Excellence Series 2020 A (NR/BB)
510,000 4.000
10/15/2030
509,617
1,044,162,552

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
North Carolina - 0.8%
Charlotte Douglas International Airport RB Series 2023A
(NON-AMT) Series 2023B (AMT) (Aa3/NR)
$ 6,525,000 5.000%
07/01/2048
$ 6,823,992
City of  Charlotte, North Carolina Charlotte Douglas
International  Airport  RB, Series 2017A
(NON-AMT) (Aa3/NR)
1,000,000 5.000
07/01/2047
1,008,705
City of Mebane Combined Utilities RB Series 2024 (Aa3/AA-)
1,800,000 4.000
08/01/2049
1,719,572
Columbus County Industrial Facilities & Pollution Control
Financing Authority Environmental Improvement and
Refunding RB for International Paper Company Project Series
2019A (NR/BBB) (PUTABLE)
1,100,000 3.450
(a)(b)
11/01/2033
1,103,499
Columbus County Industrial Facilities & Pollution Control
Financing Authority Refunding RB for International Paper
Company Project Series 2019B (NR/BBB) (PUTABLE)
1,400,000 3.450
(a)(b)
11/01/2033
1,404,454
County of Mecklenburg GO Bonds for Public Improvement Series
2018 (Aaa/AAA)
5,250,000 5.000
03/01/2029
5,535,261
County of Wake GO Refunding Bonds Series 2023B (Aaa/AAA)
1,810,000 5.000
05/01/2026
1,824,464
Greater Asheville Regional Airport Authority Airport System RB
Series 2022A (AMT) (AGM) (A1/AA)
1,000,000 5.000
07/01/2028
1,046,354
3,050,000 5.500
07/01/2052
3,166,742
Greater Asheville Regional Airport Authority Airport System RB,
Series 2023  (AMT) (AG) (A1/AA)
1,210,000 5.250
07/01/2041
1,291,551
North Carolina Capital Facilities Finance Agency Revenue
Refunding Bonds Duke University Project Series 2016B
(Aa1/AA+)
5,290,000 5.000
10/01/2044
5,335,032
North Carolina Department of Transportation Tax Exempt Private
Activity Bonds Series 2015 (NR/NR)
2,735,000 5.000
12/31/2037
2,737,259
North Carolina Housing Finance Agency
Home Ownership RB Series 54-A
(NON-AMT) (GNMA/FNMA/FHLMC) (Aa1/AA+)
1,500,000 4.550
07/01/2044
1,512,765
North Carolina Housing Finance Agency
Home Ownership RB Series 55-A
(NON-AMT) (GNMA/FNMA/FHLMC) (Aa1/AA+)
9,690,000 4.350
01/01/2044
9,778,363
North Carolina Medical Care Commission Health Care Facilities
RB Duke University Health System, Series 2025B (Aa3/AA-)
2,850,000 5.000
(a)(b)
06/01/2055
3,110,022
North Carolina Medical Care Commission RB for Forest at Duke,
Inc. Obligated Group Series 2021 (NR/NR)
680,000 4.000
09/01/2041
632,733
325,000 4.000
09/01/2046
276,842
North Carolina Medical Care Commission RB for Lutheran
Services for the Aging, Inc. Obligated Group Series 2021 A
(NR/NR)
270,000 5.000
03/01/2027
274,379
255,000 5.000
03/01/2028
262,765
250,000 4.000
03/01/2029
253,729
260,000 4.000
03/01/2030
265,069
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
North Carolina – (continued)
North Carolina Medical Care Commission RB for Lutheran
Services for the Aging, Inc. Obligated Group Series 2021 A
(NR/NR) – (continued)
$ 270,000 4.000%
03/01/2031
$ 275,581
725,000 4.000
03/01/2036
723,594
North Carolina Medical Care Commission RB for Maryfield, Inc.
Obligated Group Series 2020 A (NR/NR)
1,355,000 5.000
10/01/2040
1,356,777
North Carolina Medical Care Commission RB for Rex Hospital,
Inc. Obligated Group Series 2020 A (Aa3/AA)
5,995,000 3.000
07/01/2045
4,804,315
North Carolina Medical Care Commission RB Refunding for
EveryAge Obligated Group Series 2021 A (NR/NR)
1,905,000 4.000
09/01/2041
1,813,430
North Carolina Medical Care Commission RB Refunding for The
Presbyterian Home at Charlotte, Inc. Series 2019 A (NR/NR)
590,000 3.000
07/01/2026
587,294
1,785,000 3.000
07/01/2027
1,762,619
1,040,000 4.000
07/01/2030
1,045,068
1,080,000 5.000
07/01/2031
1,117,633
1,110,000 5.000
07/01/2032
1,147,888
1,375,000 5.000
07/01/2033
1,417,395
North Carolina Medical Care Commission Retirement Facilities
First Mortgage RB Deerfield Episcopal Retirement
Community Project Tax-Exempt Mandatory Paydown
Securities Series 2026B-3 (NR/NR)
3,640,000 3.450
(h)
11/01/2030
3,642,070
North Carolina Medical Care Commission Retirement Facilities
First Mortgage RB Series 2024A (NR/NR)
750,000 5.000
10/01/2044
760,146
North Carolina Medical Care Commission Retirement Facilities
First Mortgage Revenue and Revenue Refunding Bonds
Pennybyrn Series 2025 (NR/NR)
500,000 5.375
10/01/2045
506,016
360,000 5.625
10/01/2055
362,774
North Carolina Turnpike Authority RB Senior Lien for Triangle
Expressway Series 2019 (AGM) (NR/AA)
3,000,000 3.000
01/01/2042
2,448,234
5,325,000 5.000
01/01/2049
5,412,591
North Carolina Turnpike Authority Triangle Expressway System
Senior Lien Turnpike RB Series 2019 (NR/BBB)
9,500,000 5.000
01/01/2049
9,604,584
The Charlotte-Mecklenburg Hospital Authority Atrium Health
Variable Rate Health Care RB Series 2021D (Aa2/AA)
2,410,000 5.000
(a)(b)
01/15/2049
2,684,222
90,835,783
North Dakota - 0.1%
City of Grand Forks Health Care System RB for Altru Health
System Series 2021 (Baa3/NR)
4,125,000 4.000
12/01/2035
4,077,082
City of Grand Forks Health Care System RB for Altru Health
System Series 2021 (AGM) (A1/AA)
1,875,000 3.000
12/01/2051
1,329,481
City of Horace GO Refunding Bonds Series 2021 (Baa3/NR)
1,100,000 3.000
05/01/2041
835,076
2,750,000 3.000
05/01/2046
1,835,844

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
North Dakota – (continued)
Williston Parks & Recreation District Senior Sales Tax Revenue
and Refunding Bonds Series 2025A (AG) (A1/AA)
$ 2,000,000 4.750%
12/01/2050
$ 1,975,759
10,053,242
Ohio - 1.8%
Bon Secours Mercy Health Hospital Facilities RB Series 2022B-1
(A1/A+)
7,110,000 5.000
(a)(b)
10/01/2049
7,333,312
Buckeye Tobacco Settlement Financing Authority RB Refunding
for Senior Asset-Backed Bonds Series 2020 A-2 Class 1
(NR/A-)
440,000 5.000
06/01/2034
465,211
310,000 4.000
06/01/2037
307,179
Buckeye Tobacco Settlement Financing Authority RB Refunding
for Senior Asset-Backed Bonds Series 2020 A-2 Class 1
(NR/BBB+)
5,070,000 3.000
06/01/2048
3,587,100
Buckeye Tobacco Settlement Financing Authority RB Refunding
for Senior Asset-Backed Bonds Series 2020 B-3 Class 2
(NR/NR)
37,685,000 0.000
(f)
06/01/2057
2,788,260
Buckeye Tobacco Settlement Financing Authority Tobacco
Settlement Asset Backed Refunding Bonds Series 2020
(NR/BBB+)
6,710,000 4.000
06/01/2048
5,793,197
Cleveland Airport Special RB for Continental Airlines, Inc. Project
Series 1998 (Ba2/BB+)
7,195,000 5.375
09/15/2027
7,204,922
Columbus Regional Airport Authority John Glenn Columbus
International Airport Airport RB Series 2025A (AMT) (A2/A)
2,000,000 5.000
01/01/2030
2,143,242
3,600,000 5.000
01/01/2031
3,915,186
2,890,000 5.000
01/01/2032
3,181,544
3,000,000 5.000
01/01/2033
3,332,642
2,120,000 5.000
01/01/2034
2,371,273
Columbus-Franklin County Finance Authority Lease RB for
The Cornerstone Academy Community School Series 2023
(NR/NR)
2,525,000 7.000
(c)
07/01/2053
2,505,483
County of Cuyahoga Health Care and Independent Living Facilities
Refunding RB for Eliza Jennings Senior Health Care Network
Series 2022A (NR/NR)
2,195,000 5.000
05/15/2032
2,236,158
County of Cuyahoga Hospital RB Series 2017 (Baa3/BBB-)
6,500,000 5.000
02/15/2037
6,547,096
County of Cuyahoga Ohio Hospital RB for The Metrohealth
System Series 2017 (Baa3/BBB-)
2,475,000 5.500
02/15/2052
2,434,746
County of Darke RB for Wayne Hospital Company Obligated
Group Wayne Health Care Project Series 2019 A (NR/NR)
400,000 4.000
09/01/2040
359,134
625,000 4.000
09/01/2045
514,754
850,000 5.000
09/01/2049
799,885
County of Franklin Healthcare Facilities RB for Ohio Living
Communities Series 2023 (NR/NR)
3,210,000 5.000
07/01/2035
3,396,088
3,915,000 5.000
07/01/2036
4,141,560
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Ohio – (continued)
County of Franklin Ohio Health Care Facilities Refunding RB
Series 2022 (NR/NR)
$ 5,000 4.000%
(d)
07/01/2028
$ 5,310
4,220,000 4.000
07/01/2040
3,965,302
County of Franklin RB Refunding for Wesley Communities
Obligated Group Series 2020 (NR/NR)
3,680,000 5.250
11/15/2040
3,724,935
County of Lucas Hospital RB for Promedica Healthcare Obligated
Group Series 2018A (Baa3/BBB-)
16,075,000 5.250
11/15/2048
15,820,784
County of Montgomery Ohio Health Care Facilities Revenue
Refunding and Improvement Bonds, Series 2024 (Baa1/NR)
2,000,000 5.250
09/01/2049
2,052,166
County of Warren Ohio Hospital Facilities Refunding RB Series
2024A (NR/NR)
1,755,000 5.000
05/15/2034
1,893,630
Cuyahoga County Ohio Hospital RB for Metrohealth System Series
2017 (Baa3/BBB-)
7,325,000 5.250
02/15/2047
7,093,750
5,475,000 5.000
02/15/2052
5,170,696
760,000 5.000
02/15/2057
689,072
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth
System Series 2009 B (Baa3/BBB-)
10,000,000 8.223
02/15/2040
11,157,572
Cuyahoga Metropolitan Housing Authority RB for Social Bonds
Series 2021 (HUD SECT 8) (NR/A+)
3,550,000 2.000
12/01/2031
3,218,409
Franklin County Convention Facilities Authority RB for Greater
Columbus Convention Center Project Series 2019 (NR/BBB-)
325,000 5.000
12/01/2026
328,186
325,000 5.000
12/01/2027
331,823
425,000 5.000
12/01/2028
438,600
400,000 5.000
12/01/2029
416,548
680,000 5.000
12/01/2030
707,311
800,000 5.000
12/01/2031
831,106
660,000 5.000
12/01/2032
683,853
1,170,000 5.000
12/01/2033
1,208,716
1,725,000 5.000
12/01/2035
1,775,339
650,000 5.000
12/01/2037
666,334
2,350,000 5.000
12/01/2051
2,265,113
Little Miami Local School District Counties of Warren and
Clermont Ohio School Improvement Unlimited Tax GO Bonds
Series 2018A (SD CRED PROG) (Aa1/AA+)
1,000,000 5.000
11/01/2043
1,000,200
Northeast Ohio Medical University RB Refunding Series 2021 A
(A3/NR)
250,000 4.000
12/01/2035
252,297
Ohio Air Quality Development Authority Air Quality Development
Refunding Bonds for Duke Energy Corp. Project Series 2022B
(Baa2/BBB) (PUTABLE)
3,500,000 4.250
(a)(b)
11/01/2039
3,554,683
Ohio Air Quality Development Authority Collateralized Air Quality
Revenue Refunding Bonds for Dayton Power and Light
Company Project 2015 Series A (Baa1/BBB+) (PUTABLE)
14,750,000 4.250
(a)(b)
11/01/2040
14,976,357
Ohio Air Quality Development Authority Pollution Control RB
Refunding Series 2009-D (NON-AMT) (NR/BBB-)
1,100,000 3.375
(a)
08/01/2029
1,084,654

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Ohio – (continued)
Ohio Air Quality Development Authority RB for Ohio Valley
Electric Corp. Series 2009 A (Baa3/NR)
$ 925,000 2.875%
02/01/2026
$ 924,570
Ohio Air Quality Development Authority RB for Ohio Valley
Electric Corp. Series 2009 D (Baa3/NR)
2,305,000 2.875
02/01/2026
2,303,929
Ohio Air Quality Development Authority Revenue Refunding
Bonds Series 2014A (Baa2/BBB)
2,500,000 2.400
(a)(b)
12/01/2038
2,382,303
Ohio Air Quality Development Authority Revenue Refunding
Bonds Series 2014B (Baa2/BBB)
3,500,000 2.600
(a)(b)
06/01/2041
3,365,400
Ohio Higher Educational Facility Commission RB for University
Circle, Inc. Series 2020 (A3/NR)
1,245,000 5.000
01/15/2035
1,302,223
Ohio Higher Educational Facility Commission RB Refunding for
Judson Obligated Group Series 2020 A (NR/NR)
1,260,000 5.000
12/01/2042
1,260,586
1,250,000 5.000
12/01/2045
1,201,739
Ohio Higher Educational Facility Commission RB Refunding for
Xavier University Series 2020 (Baa1/NR)
695,000 4.000
05/01/2037
701,518
Ohio Housing Finance Agency Multifamily Housing RB
(Community Pendleton Project), Series 2025 (Aa1/NR)
1,500,000 3.400
(a)(b)
07/01/2042
1,507,202
Ohio Housing Finance Agency Multifamily Housing RB Haven'S
Edge Apartments Project Series 2025A (NR/NR)
1,325,000 5.700
(c)
08/01/2043
1,375,622
Ohio Housing Finance Agency Residential Mortgage RB
2024 Series B Mortgage-Backed Securities Program
(NON-AMT) (GNMA/FNMA/FHLMC) (Aa1/NR)
2,420,000 4.650
09/01/2049
2,399,596
Ohio State Higher Education Facility Commission RB Series 2020
(A3/NR)
900,000 5.000
01/15/2040
928,016
Ohio State Higher Educational Facilities Commission Hospital RB
Project Series 2020 (A3/NR)
1,260,000 5.000
01/15/2033
1,324,615
Ohio State Hospital RB Refunding for Aultman Health Foundation
Obligated Group Series 2018 (NR/NR)
925,000 5.000
(c)
12/01/2033
935,535
3,220,000 5.000
(c)
12/01/2038
3,195,639
5,225,000 5.000
(c)
12/01/2048
4,655,783
Port of Greater Cincinnati Development Authority Education RB
Series 2021 (NR/NR)
1,500,000 4.375
(a)(b)
06/15/2056
1,491,551
Port of Greater Cincinnati Development Authority Ohio Tax
Increment Financing RB Series 2024 (NR/NR)
1,190,000 5.000
12/01/2044
1,180,303
Port of Greater Cincinnati Development Authority RB Series 2021
(NR/NR)
390,000 3.750
(c)
12/01/2031
394,431
Port of Greater Cincinnati Development Authority Special
Obligation Development TIF RB, Series 2016B (NR/NR)
3,725,000 5.000
12/01/2046
3,546,236
State of Ohio Higher Educational Facilities Senior Lien Hospital
Bonds Series 2020 (A3/NR)
1,140,000 5.000
01/15/2037
1,184,456
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Ohio – (continued)
State of Ohio Higher Educational Facility Commission State of
Ohio Higher Educational Facility RB Xavier University 2024
Project (Baa1/NR)
$ 785,000 5.000%
05/01/2040
$ 833,067
State of Ohio Higher Educational Facility RB for Capital
University 2022 Project (NR/BBB-)
1,500,000 5.750
09/01/2037
1,566,070
1,500,000 6.000
09/01/2042
1,540,757
State of Ohio Higher Educational Facility RB for Xavier University
2024 Project (Baa1/NR)
715,000 5.000
05/01/2041
751,996
840,000 5.000
05/01/2042
874,337
State of Ohio Higher Educational Facility Refunding RB for Xavier
University 2025 Project Forward Delivery (Baa1/NR)
2,710,000 5.000
05/01/2043
2,799,062
3,590,000 5.000
05/01/2044
3,671,210
2,360,000 5.000
05/01/2045
2,401,499
State of Ohio Hospital RB, Series 2020 Premier Health Partners
Obligated Group (Baa1/NR)
1,270,000 4.000
11/15/2041
1,174,731
The Franklin County Convention Facilities Authority, Ohio Hotel
Project RB Series 2019 (NR/BBB-)
1,425,000 5.000
12/01/2039
1,454,346
Toledo-Lucas County Port Authority Parking System RB Series
2021 (Baa3/NR)
3,500,000 4.000
01/01/2038
3,433,319
960,000 4.000
01/01/2041
905,146
Trinity Health Credit Group County of Franklin Ohio RB Series
2017Oh (Aa3/AA-)
2,120,000 5.000
12/01/2046
2,133,535
211,771,046
Oklahoma - 0.7%
Broken Arrow Economic Development Authority Hackberry
Market Increment District Project Tax Apportionment Bonds
Series 2025 (NR/NR)
5,500,000 6.625
06/01/2045
5,575,379
City of Tulsa GO Bonds Series 2021 (Aa1/AA)
3,800,000 2.000
11/01/2029
3,605,171
Independent School District Number 69 Canadian County,
Oklahoma Mustang School District GO Building Bonds,
Series 2025A (NR/AA-)
1,510,000 4.000
06/01/2027
1,535,356
2,780,000 4.000
06/01/2028
2,856,017
Norman Regional Hospital Authority RB Norman Regional
Hospital Authority Obligated Group Series 2019 (Caa2/CCC)
925,000 4.000
09/01/2045
628,473
Oklahoma Capitol Improvement Authority State Facilities
Refunding RB Series 2024A (NR/AA)
3,300,000 5.000
07/01/2026
3,339,392
3,400,000 5.000
07/01/2027
3,523,496
Oklahoma Capitol Improvement Authority State Facilities
Refunding RB Series 2024B (NR/AA)
650,000 5.000
07/01/2026
657,759
500,000 5.000
07/01/2027
518,161
Oklahoma County Finance Authority Educational Facilities Lease
RB Western Heights Public Schools Project, Series 2025
(NR/BBB-)
1,450,000 5.000
09/01/2032
1,542,544
2,700,000 5.000
09/01/2035
2,855,549

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Oklahoma – (continued)
Oklahoma Development Finance Authority Health System RB for
OU Medicine Project Series 2018 B (Ba1/BB+)
$ 2,125,000 5.000%
08/15/2029
$ 2,196,504
5,000,000 5.500
08/15/2057
4,955,832
Oklahoma Development Finance Authority Health System RB for
OU Medicine Project Series 2018 B (AGM) (A1/AA)
3,670,000 4.000
08/15/2048
3,315,286
Oklahoma Development Finance Authority Health System RB for
OU Medicine Project Series 2018B (Ba1/BB+)
2,725,000 5.500
08/15/2052
2,721,173
Oklahoma Housing Finance Agency Collateralized RB Trinity
Trails Project Series 2025 (HUD SECT 8) (Aa1/NR)
1,500,000 3.200
(a)(b)
10/01/2042
1,502,086
Oklahoma Turnpike Authority Oklahoma Turnpike System
Refunding Second Senior RB Series 2025B (Aa3/AA-)
3,000,000 5.000
01/01/2037
3,506,772
1,850,000 5.000
01/01/2038
2,139,370
1,475,000 5.000
01/01/2039
1,694,497
1,000,000 5.000
01/01/2040
1,128,478
1,750,000 5.000
01/01/2041
1,947,490
2,000,000 5.000
01/01/2042
2,203,124
Oklahoma Turnpike Authority Oklahoma Turnpike System Second
Senior RB Series 2023 (Aa3/AA-)
4,000,000 5.500
01/01/2053
4,249,834
Payne County Economic Development Authority Educational
Facilities Lease RB Stillwater Public Schools Project Series
2024 (BAM) (A3/AA)
2,105,000 5.000
09/01/2026
2,133,796
1,740,000 5.000
09/01/2027
1,800,708
Trustees of The Tulsa Municipal Airport Trust  RB, Series 2025
(NR/B+)
6,825,000 6.250
12/01/2035
7,814,386
1,250,000 6.250
12/01/2040
1,387,426
Tulsa Municipal Airport Trust RB Refunding for American
Airlines, Inc. Series 2001 B (AMT) (NR/NR)
5,800,000 5.500
12/01/2035
5,805,934
Wagoner County Development Authority Sales Tax RB Series 2025
(NR/NR)
1,830,000 6.500
05/01/2035
1,872,979
79,012,972
Oregon - 0.4%
City of Cannon Beach Full Faith and Credit Obligations Series
2024 (NR/AA)
750,000 4.000
06/01/2054
682,441
City of Forest Grove Oregon Campus Improvement Revenue
Refunding Bonds Pacific University Series 2022A Forward
Delivery (NR/BBB)
1,175,000 5.000
05/01/2033
1,228,168
City of Portland Oregon Second Lien Sewer System Revenue and
Refunding Bonds, 2025 Series A (Aa2/AA)
1,125,000 5.000
10/01/2042
1,235,525
City of Portland, Oregon Second Lien Sewer System Revenue and
Refunding Bonds, 2023 Series A (Aa2/AA)
5,500,000 5.000
12/01/2035
6,267,559
Clackamas County Hospital Facility Authority RB Refunding for
Rose Villa, Inc. Obligated Group Series 2020 A (NR/NR)
240,000 5.125
11/15/2040
241,479
120,000 5.250
11/15/2050
115,760
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Oregon – (continued)
Forest Grove Oregon Student Housing RB Refunding for Oak Tree
Foundation Project Series 2017 (NR/BBB)
$ 1,385,000 3.500%
03/01/2029
$ 1,354,638
1,540,000 3.750
03/01/2032
1,478,755
Medford Hospital Facilities Authority RB Refunding for Asante
Health System Obligated Group Series 2020 A (NR/A+)
1,875,000 5.000
08/15/2045
1,913,501
Oregon State Facilities Authority RB Refunding for Reed College
Project Series 2017 A (NR/NR)
8,895,000 5.000
(d)
07/01/2027
9,209,178
Oregon State Facilities Authority RB Refunding for Samaritan
Health Services, Inc. Obligated Group Series 2020 A
(NR/BBB)
525,000 5.000
10/01/2029
553,011
225,000 5.000
10/01/2035
236,551
Port of Portland International Airport RB Series 28 (NR/AA-)
2,145,000 4.000
07/01/2047
1,931,699
Port of Portland Portland International Airport RB Series Thirty A
(AMT) (NR/AA-)
2,440,000 5.250
07/01/2049
2,541,053
Port of Portland RB for International Airport Series 2019 25-B
(NR/AA-)
1,365,000 5.000
07/01/2033
1,446,167
1,000,000 5.000
07/01/2034
1,055,085
1,000,000 5.000
07/01/2035
1,050,379
State of Oregon GO Refunding Bonds for Higher Education Series
2021 H (Aa1/AA+)
1,175,000 1.250
08/01/2027
1,141,342
860,000 1.375
08/01/2028
820,764
875,000 1.500
08/01/2029
825,071
Warm Springs Reservation Confederated Tribe Hydroelectric RB
Refunding for Pelton-Round Butte Project Series 2019 B
(A3/NR)
190,000 5.000
(c)
11/01/2034
201,670
500,000 5.000
(c)
11/01/2036
527,530
Washington County School District No. 1 GO Bonds Series 2017
(SCH BD GTY) (Aa1/NR)
4,155,000 5.000
06/15/2029
4,301,480
Yamhill County Hospital Authority Revenue and Refunding Tax
Exempt Bonds Series 2021A (NR/NR)
1,625,000 5.000
11/15/2051
1,394,764
41,753,570
Pennsylvania - 3.4%
Acts Retirement Life Communities, Inc. Obligated Group
Montgomery County Industrial Development Authority
Pennsylvania Retirement Communities RB Acts Retirement-
Life Communities, Inc. Obligated Group, Series 2016
(NR/NR)
2,485,000 5.000
11/15/2036
2,510,073
Acts Retirement Life Communities, Inc. Obligated Group
Montgomery County Industrial Development Authority
Retirement Communities RB Series 2016 (NR/NR)
900,000 5.000
11/15/2033
911,341
Adams County General Authority RB for The Brethren Home
Community Project Series 2024A (NR/NR)
2,470,000 5.000
06/01/2034
2,618,439
1,450,000 5.000
06/01/2039
1,523,803
1,750,000 5.000
06/01/2044
1,759,871

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Pennsylvania – (continued)
Allegheny County Higher Education Building Authority University
Revenue Refunding Bonds Series 2022 (NR/BBB-)
$ 1,000,000 5.250%
09/01/2035
$ 1,012,789
Allegheny County Hospital Development Authority RB Refunding
for Allegheny Health Network Obligated Group Series 2018
A (NR/A)
5,145,000 5.000
04/01/2030
5,363,770
Allegheny County Hospital Development Authority RB Refunding
for Allegheny Health Network Obligated Group Series 2018 A
USD (NR/A)
18,400,000 4.000
04/01/2044
17,023,768
Allegheny County Hospital Development Authority UPMC RB
Series 2019A (A2/A)
6,230,000 4.000
07/15/2038
6,161,119
Allegheny County Industrial Development Authority RB Refunding
for United States Steel Corp. Project Series 2019 (Ba3/BB+)
2,750,000 5.125
05/01/2030
2,889,404
Allentown Neighborhood Improvement Zone Development
Authority RB Refunding Series 2022 (Baa3/NR)
75,000 5.000
05/01/2026
75,270
Allentown Neighborhood Improvement Zone Development
Authority Senior Tax RB for Waterfront - 30 E. Allen Street
Project Series 2024A (NR/NR)
700,000 5.250
(c)
05/01/2032
718,828
Allentown Neighborhood Improvement Zone Development
Authority Tax RB for City Center Refunding Project Series
2017 (Ba2/NR)
955,000 5.000
(c)
05/01/2027
975,666
2,100,000 5.000
(c)
05/01/2032
2,142,947
Allentown Neighborhood Improvement Zone Development
Authority Tax RB for City Center Refunding Project Series
2018 (Ba2/NR)
700,000 5.000
(c)
05/01/2028
726,312
Allentown Neighborhood Improvement Zone Development
Authority Tax Revenue Refunding Bonds Series 2022
(Baa3/NR)
900,000 5.000
05/01/2033
974,429
1,000,000 5.000
05/01/2034
1,077,951
900,000 5.000
05/01/2035
965,183
1,000,000 5.000
05/01/2036
1,066,657
Allentown Neighborhood Improvement Zone Development
Authority Tax Revenue Refunding Bonds Series 2022 forward
Delivery (Baa3/NR)
750,000 5.000
05/01/2032
815,077
Bethel Park School District Allegheny County
Pennsylvania GO Limited Tax Bonds Series of 2024
(ST AID WITHHLDG) (Aa2/NR)
695,000 5.000
08/01/2039
775,349
1,090,000 5.000
08/01/2040
1,202,944
1,550,000 5.000
08/01/2041
1,693,254
2,625,000 5.000
08/01/2043
2,795,528
Bethel Park School District Allegheny County
Pennsylvania GO Limited Tax Bonds, Series 2024
(ST AID WITHHLDG) (Aa2/NR)
1,000,000 5.000
08/01/2042
1,080,152
Bucks County Industrial Development Authority RB for Grand
View Hospital and Sellersville PA Obligated Group Series
2021 (NR/BBB+)
420,000 5.000
07/01/2026
423,077
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Pennsylvania – (continued)
Bucks County Industrial Development Authority RB for Grand
View Hospital and Sellersville PA Obligated Group Series
2021 (NR/BBB+) – (continued)
$ 425,000 5.000%
07/01/2027
$ 434,565
450,000 5.000
07/01/2028
466,991
475,000 5.000
07/01/2029
499,990
650,000 5.000
07/01/2030
693,295
Bucks County Industrial Development Authority RB Refunding for
Pennswood Village Obligated Group Series 2018 A (NR/NR)
120,000 5.000
10/01/2030
122,504
350,000 5.000
10/01/2031
357,218
410,000 5.000
10/01/2033
417,598
Chester County Health and Education Facilities Authority RB
Series 2025 (NR/NR)
2,865,000 5.125
06/01/2046
2,892,284
Chester County IDA RB for Collegium Charter School Project
Series 2022 (NR/BB)
900,000 6.000
(c)
10/15/2052
887,293
Chester County IDA RB Series 2021 (Aa2/NR)
10,000,000 4.000
12/01/2046
9,437,574
Chester County School Authority Chester County Pennsylvania
School Lease RB Chester County Intermediate Unit Project
Series of 2025 (Aa3/NR)
1,000,000 5.000
04/01/2041
1,073,056
500,000 5.000
04/01/2042
530,989
500,000 5.000
04/01/2044
522,062
1,000,000 5.000
04/01/2045
1,040,921
City of Erie Higher Education Building Authority RB for Gannon
University Series 2021 (Baa2/BBB+)
500,000 4.000
05/01/2036
479,462
595,000 4.000
05/01/2041
520,505
380,000 5.000
05/01/2047
353,409
City of Wilkes-Barre Finance Authority University Revenue
Refunding Bonds Series 2021 (NR/BBB-)
2,075,000 4.000
03/01/2042
1,761,843
Coatesville Area School District Chester County Pennsylvania GO
Bonds Series of 2025 (AG ST AID WITHHLDG) (Aa3/AA)
2,050,000 5.250
11/15/2042
2,196,146
Coatesville Area School District Chester County, Pennsylvania GO
Bonds, Series of 2025 (AG ST AID WITHHLDG) (Aa3/AA)
4,650,000 5.250
11/15/2040
5,096,864
5,035,000 5.250
11/15/2041
5,459,297
3,150,000 5.250
11/15/2043
3,333,019
Commonwealth Financing Authority Tobacco Master Settlement
Payment RB Series 2018 (AGM) (Aa3/AA)
21,580,000 4.000
06/01/2039
21,251,749
Commonwealth of Pennsylvania COPS Series 2018 A (A1/A)
1,250,000 4.000
07/01/2046
1,182,136
Commonwealth of Pennsylvania GO Bonds First Series of 2024
Bid Group B (Aa2/A+)
11,450,000 4.000
08/15/2044
11,240,902
Dauphin County General Authority RB for The Harrisburg
University of Science & Technology Series 2020 (NR/B-)
2,000,000 5.875
(c)
10/15/2040
1,548,446
6,375,000 6.250
(c)
10/15/2053
4,596,508
Dauphin County General Authority University RB for Harrisburg
University of Science & Technology Project Series 2017
(NR/B-)
850,000 5.000
(c)
10/15/2034
687,438

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Pennsylvania – (continued)
Delaware County Authority Commonwealth of Pennsylvania
Haverford College RB Series 2017A (NR/AA-)
$ 1,200,000 5.000%
10/01/2042
$ 1,213,932
Doylestown Hospital Authority Commonwealth of Pennsylvania
Doylestown Hospital RB Series 2024 (NR/NR)
1,400,000 5.000
(c)
07/01/2031
1,486,599
Doylestown Hospital Authority Commonwealth of Pennsylvania
Hospital RB 2013 Series A (Aa3/AA)
605,000 5.000
07/01/2027
605,739
Franklin County Industrial Development Authority RB Refunding
for Menno-Haven, Inc. Obligated Group Series 2018 (NR/NR)
750,000 5.000
12/01/2038
752,015
Geisinger Authority Health System RB for Geisinger Health
System Series 2007 (NR/AA-)
(3M USD SOFR + 0.77%)
15,800,000 0.907
(e)(g)
05/01/2037
15,140,431
General Authority of Southcentral Pennsylvania RB Refunding
WellSpan Health Obligation Group Series 2019 A (Aa3/NR)
725,000 4.000
06/01/2044
679,547
Lancaster County Hospital Authority RB Refunding for St. Anne's
Retirement Community Obligated Group Series 2020 (NR/NR)
900,000 5.000
03/01/2040
849,254
Lancaster Municipal Authority Healthcare Facilities RB for Garden
Spot Village Project Series A of 2024 (NR/NR)
900,000 5.000
05/01/2049
888,062
Lancaster Municipal Authority Healthcare Facilities RB Series A of
2025 Luthercare Project Tax-Exempt (NR/NR)
1,525,000 4.000
12/01/2035
1,540,914
825,000 5.000
12/01/2045
825,204
Latrobe Industrial Development Authority RB Refunding for Seton
Hill University Series 2021 (NR/BBB-)
185,000 5.000
03/01/2026
185,230
150,000 5.000
03/01/2027
152,002
135,000 5.000
03/01/2028
138,200
160,000 5.000
03/01/2029
165,296
Latrobe Industrial Development Authority University RB
Refunding for Seton Hill University Series 2021 (NR/BBB-)
175,000 5.000
03/01/2031
183,464
300,000 5.000
03/01/2033
311,973
Lincoln University of The Commonwealth System of Higher
Education RB Refunding Tax Exempt Social Bonds 2023
Series A (Baa3/NR)
3,240,000 5.250
07/01/2044
3,078,894
Monroe County Industrial Development Authority Special
Obligation Revenue Refunding Bonds Tobyhanna Township
Project, Series of 2025 (Tax-Exempt) (NR/NR)
850,000 5.000
07/01/2031
875,569
Montgomery County Higher Education & Health Authority RB
Refunding for Thomas Jefferson University Obligated Group
Series 2019 (A3/A)
1,000,000 4.000
09/01/2037
1,002,237
550,000 4.000
09/01/2038
547,527
1,000,000 4.000
09/01/2039
984,673
Montgomery County Higher Education and Health Authority
Commonwealth of Pennsylvania Arcadia University  RB,
Series of 2015 (NR/BBB-)
2,580,000 5.000
04/01/2029
2,580,309
Montgomery County Higher Education and Health Authority,
1,975,000 5.000
04/01/2030
1,975,282
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Pennsylvania – (continued)
Montgomery County IDA Exempt Facilities Revenue Refunding
Bonds 2023 Series A (Baa1/BBB+) (PUTABLE)
$ 2,250,000 4.100%
(a)(b)
04/01/2053
$ 2,307,817
Montgomery County IDA Exempt Facilities Revenue Refunding
Bonds 2023 Series B (Baa1/BBB+)
1,645,000 4.100
06/01/2029
1,710,403
Montgomery County IDA Exempt Facilities Revenue Refunding
Bonds 2023 Series C (Baa1/BBB+) (PUTABLE)
2,665,000 4.450
(a)(b)
10/01/2034
2,751,006
Montgomery County IDA Retirement Communities RB for Acts
Retirement Life Communities Obligated Group Series 2020C
(NR/NR)
1,035,000 5.000
11/15/2045
1,043,290
Montgomery County Industrial Development Authority RB ACTS
Retirement-Life Communities, Inc. Obligated Group Series
2020 C (NR/NR)
1,200,000 4.000
11/15/2043
1,111,724
Montgomery County Industrial Development Authority RB
Refunding for The Public School of Germantown Series 2021
A (NR/A-)
400,000 4.000
10/01/2041
366,391
Montgomery County Industrial Development Authority Retirement
Communities RB Acts Retirement-Life Communities Inc
Obligated Group Series 2025A (NR/NR)
955,000 5.000
11/15/2049
956,231
1,340,000 5.000
11/15/2055
1,324,267
Northampton County General Purpose Authority Hospital RB
Series 2016A (A3/A-)
24,840,000 5.000
08/15/2046
24,892,169
Northampton County Industrial Development Authority RB
Refunding for Morningstar Senior Living, Inc. Obligated
Group Series 2019 (NR/NR)
1,000,000 5.000
11/01/2039
994,037
Pennsylvania Economic Development Financing Authority RB for
Presbyterian Senior Living Project Series 2021 (NR/NR)
1,600,000 4.000
07/01/2030
1,623,866
1,950,000 4.000
07/01/2033
1,969,942
Pennsylvania Economic Development Financing Authority RB for
Presbyterian Senior Living Series 2023B-2 (NR/NR)
4,140,000 5.000
07/01/2038
4,345,846
Pennsylvania Economic Development Financing Authority RB for
The Pennsylvania Rapid Bridge Replacement Project Series
2015 (NR/BBB)
750,000 5.000
06/30/2042
750,787
Pennsylvania Economic Development Financing Authority RB
Refunding for American Water Co. Project Series 2019
(Aa3/A+)
8,355,000 3.000
04/01/2039
7,603,151
Pennsylvania Economic Development Financing Authority RB
Refunding for Presbyterian Homes Obligated Group Series
2021 (NR/NR)
1,800,000 4.000
07/01/2041
1,707,898
Pennsylvania Economic Development Financing Authority RB
Refunding for UPMC Obligated Group Series 2021 A (A2/A)
150,000 4.000
10/15/2040
146,289
Pennsylvania Economic Development Financing Authority Solid
Waste Disposal RB for Waste Management Inc. Project Series
2021A-2 (NR/A-/A-2)
10,000,000 4.600
(a)(b)
10/01/2046
10,034,331

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Pennsylvania – (continued)
Pennsylvania Economic Development Financing Authority Solid
Waste Disposal Refunding RB Series 2021B (NR/A-/A-2)
$ 6,050,000 1.100%
(a)(b)
06/01/2031
$ 5,913,557
Pennsylvania Economic Development Financing Authority Tax
Exempt Private Activity RB for Penndot Major Bridges
Package One Project Series 2022 (Baa2/NR)
6,650,000 5.750
06/30/2048
6,957,885
1,350,000 5.250
06/30/2053
1,368,342
Pennsylvania Economic Development Financing Authority Tax
Exempt Private Activity RB for Penndot Major Bridges
Package One Project Series 2022 (AGM) (A1/AA)
5,000,000 5.000
12/31/2057
4,931,396
Pennsylvania Economic Development Financing Authority
UPMC  RB, Series 2025B (A2/A)
7,560,000 5.000
03/15/2032
8,392,432
Pennsylvania Economic Development Financing Authority UPMC
RB Series 2021A (A2/A)
1,220,000 4.000
10/15/2037
1,231,380
Pennsylvania Economic Development Financing Authority Upmc
RB Series 2023A Subseries 2023A-1 (A2/A)
13,700,000 5.000
05/15/2031
15,023,371
Pennsylvania Economic Development Financing Authority UPMC
RB, Series 2020A (A2/A)
2,200,000 4.000
04/15/2036
2,239,916
Pennsylvania Higher Educational Facilities Authority Duquesne
University of the Holy Spirit RB Series 2019 A (A2/A)
350,000 4.000
03/01/2037
352,765
675,000 5.000
03/01/2038
703,841
500,000 5.000
03/01/2039
520,036
Pennsylvania Higher Educational Facilities Authority RB for
Foundation for Indiana University of Pennsylvania Series 2007
A (AGC) (NR/AA)
(3M USD SOFR + 0.60%)
3,460,000 3.445
(e)
07/01/2027
3,436,877
Pennsylvania Turnpike Commission Oil Franchise Tax
Subordinated RB Series 2018 B (A2/NR)
9,995,000 5.250
12/01/2048
10,224,867
Pennsylvania Turnpike Commission RB Series 2018 A (Aa3/NR)
10,000,000 5.250
12/01/2044
10,348,781
Pennsylvania Turnpike Commission RB Series 2019 A (A2/NR)
4,250,000 5.000
12/01/2036
4,554,917
750,000 5.000
12/01/2038
797,848
Pennsylvania Turnpike Commission Turnpike Subordinate  RB,
Series A of 2019 (A2/NR)
1,125,000 5.000
12/01/2044
1,161,702
Pennsylvania Turnpike Commission Turnpike Subordinate  RB,
Series B of 2017 Sub-Series B-1 of 2017 (A2/NR)
4,200,000 5.250
06/01/2047
4,255,452
Philadelphia Airport Revenue and Refunding Bonds Series 2021
(A1/NR)
5,750,000 5.000
07/01/2026
5,806,918
Philadelphia Authority for Industrial Development Charter School
RB for Green Woods Charter School Project Series 2022A
(NR/BB+)
650,000 5.125
06/15/2042
649,819
Philadelphia Authority for Industrial Development Pennsylvania
Healthcare Facility RB Series 2025A (NR/NR)
2,000,000 6.000
06/01/2045
2,081,905
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Pennsylvania – (continued)
Philadelphia Authority for Industrial Development RB for
Independence Charter School Series 2019 (NR/NR)
$ 255,000 4.000%
06/15/2029
$ 250,478
1,000,000 5.000
06/15/2039
972,441
Philadelphia Authority for Industrial Development RB for Mast
Community Charter School II Series 2020 A (NR/BBB)
340,000 5.000
08/01/2030
351,783
290,000 5.000
08/01/2040
294,621
Philadelphia Authority for Industrial Development RB Refunding
for Philadelphia Performing Arts Charter School Series 2020
(NR/BB+)
900,000 5.000
(c)
06/15/2040
900,190
Philadelphia Authority for Industrial Development Tacony Charter
School Project Social Bond RB Series 2023 (NR/BB)
1,300,000 5.000
(c)
06/15/2033
1,313,444
Philadelphia Authority For Industrial Development The Children'S
Hospital of Philadelphia Project Hospital RB Series A of 2024
(Aa2/AA)
18,180,000 5.500
07/01/2053
19,502,200
Philadelphia Hospitals and Higher Education Facilities Authority
RB Refunding for Temple University Health System
Obligation Group Series 2017 (Baa3/BBB)
1,000,000 5.000
07/01/2028
1,019,060
Philadelphia IDA University RB for St. Joseph's University Project
Series 2022 (NR/A-)
2,500,000 5.250
11/01/2052
2,564,841
Philadelphia Redevelopment Authority City Service
Agreement  RB, Series B of 2024 (A1/A+)
725,000 5.000
09/01/2044
770,158
Philadelphia Redevelopment Authority City Service Agreement RB
for City of Philadelphia Neighborhood Preservation Initiative
Series B of 2024 (Tax-Exempt Social Bonds) (A1/A+)
1,215,000 5.000
09/01/2040
1,332,513
1,350,000 5.000
09/01/2041
1,466,697
500,000 5.000
09/01/2042
539,169
340,000 5.000
09/01/2043
363,849
Philadelphia School District GO Bonds Series 2015 A
(ST AID WITHHLDG) (Aa3/NR)
2,415,000 5.000
09/01/2027
2,418,947
Pittsburgh Water & Sewer Authority First Lien RB Series 2019 A
(AGM) (A1/AA)
150,000 5.000
09/01/2034
160,403
265,000 5.000
09/01/2035
282,418
300,000 5.000
09/01/2036
318,822
300,000 5.000
09/01/2037
317,875
Pittsburgh Water & Sewer Authority Subordinate RB Refunding
Series 2019 B (AGM) (NR/AA)
2,000,000 4.000
09/01/2034
2,070,965
School District of Haverford Township Delaware
County Pennsylvania GO Bonds Series of 2025
(ST AID WITHHLDG) (Aa2/NR)
1,210,000 5.000
03/15/2039
1,316,659
1,000,000 5.000
03/15/2040
1,081,389
1,000,000 5.000
03/15/2041
1,072,976
School District of Haverford Township Delaware
County, Pennsylvania GO Bonds, Series of 2025
(ST AID WITHHLDG) (Aa2/NR)
750,000 5.000
03/15/2042
799,444

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Pennsylvania – (continued)
Scranton Redevelopment Authority RB Refunding for Guaranteed
Lease Series 2016 A (MUN GOVT GTD) (NR/BBB+)
$ 190,000 5.000%
11/15/2028
$ 190,112
Susquehanna Area Regional Airport Authority Airport System RB
Series 2017 (Baa3/NR)
1,100,000 5.000
01/01/2038
1,109,707
The Berks County Municipal Authority RB for Alvernia University
Project Series 2020 (NR/BB+)
425,000 4.000
10/01/2029
413,980
425,000 5.000
10/01/2039
403,066
The Berks County Municipal Authority RB for Tower Health
Project Series 2024 A-4 (NR/NR)
7,291,000 7.000
06/30/2039
5,869,448
The Berks County Municipal Authority RB for Tower Health
Project Series 2024 B-1 (NR/NR)
3,083,000 0.000
(g)
06/30/2044
2,126,739
The Berks County Municipal Authority RB for Tower Health
Project Series 2024 B-2 (NR/NR)
2,256,000 0.000
(g)
06/30/2044
1,152,090
The Berks County Municipal Authority RB for Tower Health
Project Series 2024A-1 (NR/NR)
1,584,000 8.000
06/30/2034
1,588,203
The Berks County Municipal Authority RB for Tower Health
Project Series 2024A-2 (NR/NR)
786,000 6.000
06/30/2034
844,616
The Berks County Municipal Authority RB for Tower Health
Project Series 2024A-3 (NR/NR)
9,236,000 5.000
06/30/2039
8,313,094
The Hospitals and Higher Education Facilities
Authority of Philadelphia Hospital RB
3,480,000 5.000
07/01/2027
3,550,659
The Pittsburgh Water and Sewer Authority Water and Sewer System
Subordinate Revenue Refunding Bonds, Series B of 2019
(AGM) (NR/AA)
500,000 4.000
09/01/2035
513,110
Upper Dauphin IDA RB for Pennsylvania Steam Academy Charter
School Project Series 2022B (NR/NR)
200,000 6.000
(c)
07/01/2029
200,269
Westmoreland County Industrial Development Authority RB
Refunding for Excela Health Obligated Group Series 2020 A
(Baa3/NR)
490,000 5.000
07/01/2030
516,779
399,396,084
Puerto Rico - 5.5%
GDB Debt Recovery Authority Bonds (NR/NR)
6,309,905 7.500
08/20/2040
6,137,515
HTA Trust Certificates Class L-2028 Units (NR/NR)
1,287,868 5.250
07/01/2038
1,288,141
Puerto Rico Aqueduct and Sewer Authority Revenue Refunding
Bonds Series 2020A (NR/NR)
4,000,000 5.000
(c)
07/01/2030
4,186,611
16,475,000 5.000
(c)
07/01/2035
17,063,266
Puerto Rico Aqueduct and Sewer Authority Revenue Refunding
Bonds Series 2022A (NR/NR)
5,580,000 5.000
(c)
07/01/2037
5,789,468
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB
Refunding for Senior Lien Series 2020 A (NR/NR)
23,765,000 5.000
(c)
07/01/2047
23,286,625
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB
Refunding Series 2021 C (NR/NR)
$ 10,000,000 3.500%
(c)
07/01/2026
$ 9,877,871
600,000 3.750
(c)
07/01/2027
580,866
Puerto Rico Commonwealth Aqueduct and Sewer Authority
Revenue Refunding Bonds 2021 B (NR/NR)
900,000 5.000
(c)
07/01/2037
929,177
Puerto Rico Commonwealth Aqueduct and Sewer Authority
Revenue Refunding Bonds Series 2021B (NR/NR)
13,135,000 4.000
(c)
07/01/2042
12,414,045
Puerto Rico Commonwealth GO Bonds (NR/NR)
16,921,562 0.010
(a)(g)(i)
11/01/2043
10,829,800
Puerto Rico Commonwealth GO Clawback Bonds (NR/NR)
7,992,129 0.010
(a)(g)(i)
11/01/2051
4,675,395
Puerto Rico Commonwealth GO Clawback CVIs (NR/NR)
10,774,017 0.010
(a)(g)(i)
11/01/2051
7,043,514
Puerto Rico Commonwealth GO Restructured Bonds Series 2022
A-1 (NR/NR)
1,750,000 5.625
07/01/2027
1,787,378
10,915,508 5.625
07/01/2029
11,565,764
14,288,948 5.750
07/01/2031
15,697,908
23,153,085 0.000
(f)
07/01/2033
16,754,600
4,598,951 4.000
07/01/2033
4,597,585
3,601,382 4.000
07/01/2035
3,539,029
7,727,039 4.000
07/01/2037
7,490,565
12,189,086 4.000
07/01/2041
11,269,966
21,228,596 4.000
07/01/2046
18,520,876
Puerto Rico Electric Power Authority Power RB Series 2012A
(NR/NR)
6,690,000 5.000 *
07/01/2042
4,465,575
Puerto Rico Electric Power Authority Power RB Series 2013A
(NR/NR)
1,350,000 7.000 *
07/01/2033
901,125
12,915,000 6.750 *
07/01/2036
8,620,762
Puerto Rico Electric Power Authority Power RB Series 4 (NR/NR)
196,972 10.000 *
07/01/2022
131,479
Puerto Rico Electric Power Authority Power RB Series AAA
(NR/NR)
1,050,000 5.250 *
07/01/2031
700,875
Puerto Rico Electric Power Authority Power RB Series CCC
(NR/NR)
225,000 5.000 *
07/01/2022
150,187
4,075,000 5.250 *
07/01/2026
2,720,063
1,555,000 5.000 *
07/01/2028
1,037,962
Puerto Rico Electric Power Authority Power RB Series E-1
(NR/NR)
590,915 10.000 *
01/01/2021
394,436
Puerto Rico Electric Power Authority Power RB Series E-2
(NR/NR)
590,915 10.000 *
07/01/2021
394,436
Puerto Rico Electric Power Authority Power RB Series E-3
(NR/NR)
196,972 10.000 *
01/01/2022
131,479
Puerto Rico Electric Power Authority Power RB Series TT
(NR/NR)
220,000 5.000 *
07/01/2025
146,850
10,835,000 5.000 *
07/01/2032
7,232,362
1,500,000 5.000 *
07/01/2037
1,001,250

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Electric Power Authority Power RB Series VV
(NATL) (NR/NR)
$ 350,000 5.250%
07/01/2029
$ 353,200
215,000 5.250
07/01/2030
217,399
1,150,000 5.250
07/01/2032
1,168,044
Puerto Rico Electric Power Authority Power RB Series WW
(NR/NR)
4,585,000 5.500 *
07/01/2038
3,060,487
Puerto Rico Electric Power Authority Power RB Series XX
(NR/NR)
3,335,000 5.250 *
07/01/2035
2,226,113
22,075,000 5.250 *
07/01/2040
14,735,062
Puerto Rico Electric Power Authority Power RB Series ZZ
(NR/NR)
1,000,000 5.250 *
07/01/2019
667,500
330,000 5.250 *
07/01/2025
220,275
1,420,000 5.250 *
07/01/2026
947,850
Puerto Rico Electric Power Authority Power RB, Series 2013A
(NR/NR)
1,150,000 7.000 *
07/01/2043
767,625
Puerto Rico Electric Power Authority Power RB, Series AAA
(NR/NR)
435,000 5.250 *
07/01/2024
290,362
Puerto Rico Electric Power Authority Power Revenue Custodial
Receipts Series Prb MM (NATL) (NR/NR)
12,000,000 0.000
(c)(g)
07/01/2030
7,815,000
Puerto Rico Electric Power Authority RB Refunding Series 2007
UU (AGM) (A1/AA)
(3M USD SOFR + 0.52%)
15,925,000 3.359
(e)
07/01/2029
15,435,895
Puerto Rico Electric Power Authority RB Series TT (NR/NR)
3,250,000 5.000 *
07/01/2037
2,169,375
Puerto Rico Industrial Tourist, Educational Medical and
Environmental Control Facilities Financing Authority Afica
Dock and Wharf RB forward Delivery Collectively The “Series
2023 Bonds” (NR/BBB-)
2,185,000 6.500
01/01/2041
2,501,109
Puerto Rico Sales Tax Corp Sales Tax Revenue Restructured Bonds
Cofina, 2019 A-2A (NR/NR)
900,000 4.550
07/01/2040
900,334
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue
Restructured Bonds Series 2019A-2B (NR/NR)
9,420,000 4.550
07/01/2040
9,423,495
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
Restructured Bonds Series A-2 (NR/NR)
37,861,000 4.329
07/01/2040
37,042,559
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital
Appreciation Restructured RB Series 2018 A-1 (NR/NR)
12,318,000 0.000
(f)
07/01/2027
11,705,106
10,438,000 0.000
(f)
07/01/2029
9,270,988
19,009,000 0.000
(f)
07/01/2031
15,617,199
28,145,000 0.000
(f)
07/01/2033
21,312,582
60,964,000 0.000
(f)
07/01/2046
20,363,189
22,036,000 0.000
(f)
07/01/2051
5,512,603
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital
Appreciation Restructured RB Series 2019 A-2 (NR/NR)
122,054,000 4.329
07/01/2040
119,415,559
143,000 4.536
07/01/2053
129,529
23,589,000 4.784
07/01/2058
22,023,452
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Sales Tax Financing Corporation Sales Tax
Restructured RB Series 2018 A-1 (NR/NR)
$ 34,064,000 4.500%
07/01/2034
$ 34,064,575
13,699,000 4.750
07/01/2053
12,912,179
41,312,000 5.000
07/01/2058
39,773,343
635,396,794
Rhode Island - 0.3%
Providence Public Buildings Authority Capital Improvement
Program Projects RB 2024 Series A (AGC) (A1/AA)
1,150,000 5.250
09/15/2042
1,255,016
850,000 5.250
09/15/2043
917,963
500,000 5.250
09/15/2044
535,156
Providence Public Buildings Authority Capital Improvement
Program Projects RB, 2024 Series A (AG) (A1/AA)
100,000 5.250
09/15/2041
110,370
Rhode Island Health and Educational Building Corp. RB for
Cumberland Public School Financing Program Series 2023 A
(NR/AA+)
3,655,000 5.000
05/15/2048
3,835,270
Rhode Island Health and Educational Building Corporation
Hospital Financing RB Lifespan Obligated Group Issue Series
2024 (NR/BBB+)
3,125,000 5.250
05/15/2049
3,169,958
4,145,000 5.250
05/15/2054
4,189,571
Rhode Island Health and Educational Building Corporation Public
Schools Financing RB for Town of Cumberland Issue Series
2023 A (NR/AA+)
5,025,000 4.125
05/15/2053
4,761,661
Rhode Island Health and Educational Building Corporation Student
Housing RB PRG RI Properties Llc Senior Series 2025A
(AG) (NR/AA)
1,050,000 5.000
07/01/2045
1,074,434
Rhode Island Housing & Mortgage Finance Corp. Homeownership
Opportunity Bonds Series 78-A (Aa1/AA+)
4,970,000 5.000
10/01/2042
5,218,230
Rhode Island Housing & Mortgage Finance Corp.
Homeownership Opportunity Bonds Series 82-A
(NON-AMT) (GNMA COLL) (Aa1/AA+)
4,060,000 4.450
10/01/2044
4,075,991
Rhode Island Infrastructure Bank State Revolving Fund RB Series
2025A (NR/AAA)
2,105,000 5.250
10/01/2054
2,257,851
31,401,471
South Carolina - 1.0%
City of Charleston Waterworks & Sewer System Capital
Improvement RB Series 2022 (Aaa/AAA)
7,145,000 5.000
01/01/2052
7,459,634
Clemson University (Aa3/NR)
2,800,000 5.000
05/01/2050
2,956,824
Clemson University South Carolina Athletic Facilities RB Series
2025A (Aa3/NR)
1,000,000 5.000
05/01/2055
1,052,741
Lancaster County South Carolina Roselyn Residential Improvement
District Assessment RB, Series 2025 (NR/NR)
450,000 4.250
(c)
06/01/2030
451,045
550,000 6.000
(c)
06/01/2045
567,476

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
South Carolina – (continued)
Lexington County School District No. 1/SC GO Refunding Bonds
Series 2019 A (SCSDE) (Aa1/AA)
$ 1,000,000 5.000%
02/01/2031
$ 1,060,013
Lexington County School District No. 2 GO Bonds Series 2017 C
(SCSDE) (Aa1/AA)
1,000,000 5.000
03/01/2031
1,026,095
Piedmont Municipal Power SC Electric RB, 2004 A-2 CABS
(AMBAC) (A3/A-)
23,915,000 0.000
(f)
01/01/2027
23,190,390
Richland County at Sandhill Improvement District Refunding
Assessment RB Series 2021 (NR/NR)
205,000 3.000
(c)
11/01/2026
201,619
900,000 3.625
(c)
11/01/2031
820,472
1,165,000 3.750
(c)
11/01/2036
989,249
South Carolina Economic Development Authority Educational
Facilities Tax Exempt RB for Polaris Tech Charter School
Project Series 2022A (NR/NR)
1,920,000 5.125
(c)
06/15/2042
1,827,227
South Carolina Jobs Economic Deveopment Authority Entrance
Feee Principal Redemption Bonds Wesley Commons Project
Series 2025B (NR/NR)
4,200,000 3.875
10/01/2030
4,202,736
South Carolina Jobs-Economic Development Authority Economic
Development RB Wofford College Project Series 2024
(NR/A-)
8,350,000 5.000
04/01/2034
9,416,987
South Carolina Jobs-Economic Development Authority Educational
Facilities RB Polaris Tech Charter School Project Series 2022A
(Tax Exempt) (NR/NR)
1,860,000 4.625
(c)
06/15/2032
1,845,853
South Carolina Jobs-Economic Development Authority Health
Care Facilities RB Novant Health Obligated Group Series
2024A (A1/A+)
4,125,000 4.000
11/01/2042
3,972,792
South Carolina Jobs-Economic Development Authority Health
Care Facilities RB Novant Health Obligated Group, Series
2024A (A1/A+)
4,850,000 5.250
11/01/2044
5,181,500
South Carolina Jobs-Economic Development Authority Solid Waste
Disposal RB for Enerra South Carolina Project Series 2024
(Aa1/NR) (PUTABLE)
6,500,000 3.700
(a)(b)(c)
12/15/2027
6,499,236
South Carolina Ports Authority RB Series 2018 (A1/A+)
3,750,000 5.000
07/01/2037
3,865,547
South Carolina Public Service Authority Revenue Obligations 2016
Tax-Exempt Refunding, Series A (A3/A-)
4,805,000 5.000
12/01/2037
4,835,410
South Carolina Public Service Authority Revenue Obligations 2022
Tax Exempt Series E (A3/A-)
10,000,000 5.750
12/01/2047
10,739,412
South Carolina Public Service Authority Revenue Refunding
Obligations Santee Cooper Consisting of Series 2024-B
(Tax-Exempt) (A3/A-)
5,400,000 4.125
12/01/2044
5,132,235
South Carolina State Housing Finance and Development
Authority Mortgage RB, Series 2025 B
(NON-AMT) (GNMA/FNMA/FHLMC) (Aaa/NR)
6,000,000 5.000
07/01/2050
6,063,442
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
South Carolina – (continued)
South Carolina State Housing Finance And Development Authority
Multifamily Housing RB Oak Grove Apartments Series 2025
(Aa1/NR)
$ 1,125,000 3.150%
(a)(b)
11/01/2043
$ 1,127,172
South Carolina State Housing Finance and Development Authority
Multifamily Housing RB Poplar Square Apartments Project
Series 2025 (Aa1/NR)
1,125,000 5.000
(a)(b)
04/01/2028
1,152,457
1,120,000 5.000
(a)(b)
11/01/2028
1,159,419
Spartanburg Regional Health Services District Obligated Group RB
Series 2020 A (AGM) (A1/AA)
500,000 5.000
04/15/2032
543,475
500,000 5.000
04/15/2033
541,194
500,000 5.000
04/15/2034
538,663
525,000 5.000
04/15/2035
563,690
600,000 4.000
04/15/2036
612,973
550,000 4.000
04/15/2037
558,226
525,000 4.000
04/15/2038
530,529
700,000 4.000
04/15/2039
703,917
750,000 4.000
04/15/2040
751,110
112,140,760
South Dakota - 0.0%
County of Lincoln RB Refunding for The Augustana College
Association Series 2021 A (NR/BBB-)
650,000 4.000
08/01/2041
590,451
1,200,000 4.000
08/01/2051
977,350
Rapid City Area School District No. 51-4 Limited Tax
Capital Outlay GO Refunding Bonds Series 2017 B
(ST AID WITHHLDG) (NR/AA+)
730,000 5.000
01/01/2026
730,000
2,297,801
Tennessee - 0.4%
Greeneville Health & Educational Facilities Board RB for Ballad
Health Obligated Group Series 2018 A (A3/A-)
1,800,000 4.000
07/01/2040
1,746,167
Health, Educational and Housing Facility Board of The
County of Knox Student Housing RB Series 2024A-1
(Tax-Exempt) (BAM) (NR/AA)
1,250,000 5.250
07/01/2049
1,295,841
1,000,000 5.500
07/01/2054
1,048,252
Knoxville's Community Development Corporation Collateralized
Multifamily Housing Bonds Scenic View at Hardin Valley
Project Series 2024 (HUD SECT 8) (NR/AA+) (PUTABLE)
2,250,000 3.500
(a)(b)
12/01/2029
2,269,363
Metropolitan Government Nashville & Davidson County Health
& Educational Facilities Board RB for Vanderbilt University
Medical Center Series 2016 A (NR/A)
700,000 5.000
07/01/2046
700,664
Metropolitan Nashville Airport Authority Airport Improvement RB
Series 2022B (AMT) (A1/NR)
1,700,000 5.000
07/01/2026
1,716,828
Nashville Metropolitan Development & Housing Agency RB for
Fifth+ Broadway Development Project Series 2018 (NR/NR)
355,000 4.500
(c)
06/01/2028
358,198
Oak Ridge Housing Authority Multifamily Housing RB
(Oak Ridge Redevelopment), Series 2025 (Aa1/NR)
4,240,000 3.200
(a)(b)
12/01/2044
4,247,697

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Tennessee – (continued)
Tennergy Corp. Gas Supply RB Series 2024 Sub-Series 2024A
(Aa1/NR)
$ 14,250,000 5.000%
(a)(b)
10/01/2054
$ 14,982,833
Tennessee Housing Development Agency Residential Finance
Program Bonds Issue 2025-2A (NON-AMT) (Aa1/AA+)
1,300,000 4.850
07/01/2040
1,360,127
The Health and Educational Facilities Board of The Metropolitan
Government of Nashville and Davidson County Tennessee
Multifamily Housing RB Burning Tree Apartments Project
Series 2025 (FHA 221(D)(4)) (Aa1/NR)
1,775,000 5.000
(a)(b)
10/01/2028
1,829,960
The Health and Educational Facilities Board of The Metropolitan
Government of Nashville and Davidson County, Multifamily
Housing RB Ben Allen Ridge Apartments Project Series
2022B (FNMA COLL) (Aa1/NR) (PUTABLE)
1,550,000 3.850
(a)(b)
02/01/2048
1,550,666
The Health and Educational Facilities Board of The Metropolitan
Government of Nashville and Davidson County, Tennessee
Multifamily Housing RB Trinity Flats Apartments Series
2024B (Aa1/NR)
1,360,000 3.650
(a)(b)
10/01/2046
1,374,289
The Health Educational and Housing Facility Board of he County
of Shelby Tennessee Health Care Revenue Refunding
Bonds Baptist Memorial Health Care Series 2025B
(NR/BBB+) (PUTABLE)
3,715,000 5.000
(a)(b)
09/01/2044
3,999,779
The Health Educational and Housing Facility Board of The
City of Chattanooga Tennessee Collateralized Multifamily
Housing Bonds Espero Chattanooga Project Series 2023
(HUD SECT 8) (Aa1/NR)
360,000 3.000
(a)(b)
12/01/2043
360,386
The Sports Authority of The County of Hamilton and The City of
Chattanooga Public Facility RB for Stadium Project Series
2024A (NR/AAA)
1,750,000 5.750
12/01/2050
1,946,404
2,520,000 6.000
12/01/2055
2,846,907
43,634,361
Texas - 8.6%
Aldine independent School District Harris County Texas UT
Refunding Bonds Series 2024A (PSF-GTD) (Aaa/AAA)
2,500,000 3.000
02/15/2042
2,182,361
Aldine Independent School District Harris County Texas UT
School Building and Refunding Bonds Series 2024B
(PSF-GTD) (Aaa/AAA)
3,975,000 4.000
02/15/2054
3,671,797
Arlington Higher Education Finance Corp. Education RB Basis
Texas Charter Schools, Inc. Series 2024 (Ba2/NR)
925,000 4.250
(c)
06/15/2039
891,100
830,000 4.500
(c)
06/15/2044
761,274
915,000 4.750
(c)
06/15/2049
828,279
Arlington Higher Education Finance Corp. Education RB Series
2022A (NR/NR)
1,425,000 5.625
08/15/2052
741,000
Arlington Higher Education Finance Corp. Great Hearts America -
Texas Education RB Series 2024A (Ba1/NR)
1,050,000 4.500
08/15/2039
1,040,755
1,075,000 4.750
08/15/2044
1,007,529
750,000 5.000
08/15/2049
705,777
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Arlington Higher Education Finance Corp. Harmony Public
Schools Education RB Series 2024 (PSF-GTD) (NR/AAA)
$ 8,000,000 4.000%
02/15/2049
$ 7,297,357
Arlington Higher Education Finance Corp. RB Refunding for
Wayside Schools Series 2021 A (NR/BB)
190,000 5.000
08/15/2026
190,908
200,000 5.000
08/15/2027
202,500
80,000 5.000
08/15/2028
81,610
160,000 4.000
08/15/2029
158,731
165,000 4.000
08/15/2030
162,890
180,000 4.000
08/15/2031
177,071
Arlington Independent School District UT School Building and
Refunding Bonds Series 2023 (PSF-GTD) (Aaa/AAA)
1,125,000 5.000
02/15/2027
1,156,551
Austin Community College District Limited Tax Bonds Series 2023
(Aa1/AA+)
3,750,000 5.250
08/01/2053
3,947,518
Austin Convention Enterprises, Inc. Convention Center Hotel First
Tier RB Refunding Series 2017 A (NR/BB+)
1,355,000 5.000
01/01/2029
1,366,132
Austin Independent School District UT School Building Bonds
Series 2023 (NON-PSF) (Aaa/NR)
5,670,000 5.000
08/01/2043
6,033,953
Bastrop County, Special Assessment RB, Series 2023 Double
Eagle Ranch Public Improvement District Improvement Area 1
Project (NR/NR)
1,000,000 5.250
(c)
09/01/2043
1,014,193
Bastrop County, Special Assessment RB, Series 2024 Double Eagle
Ranch Public Improvement District Improvement Area #2
Project (NR/NR)
225,000 4.500
09/01/2031
230,446
Bastrop Independent School District A Political Subdivision of The
State of Texas Located in Bastrop County Texas UT School
Building Bonds Series 2023 (PSF-GTD) (Aaa/AAA)
2,000,000 5.000
02/15/2053
2,061,549
Bexar Management and Development Corp. Multifamily Housing
RB for Hill View Heights Apartments Series 2024 (Aa1/NR)
4,325,000 3.020
(a)(b)
05/10/2045
4,329,568
Boerne Independent School District A Political Subdivision of The
State of Texas Located In Kendall Bexar and Comal Counties
Texas Fixed and Variable Rate Unlimited Tax School Building
Bonds Series 2024 (PSF-GTD) (Aaa/NR)
3,075,000 4.000
(a)(b)
02/01/2054
3,155,802
Carrollton-Farmers Branch Independent School District UT School
Building Bonds Series 2023 (PSF-GTD) (Aaa/AAA)
1,600,000 5.000
02/15/2026
1,604,660
1,925,000 5.000
02/15/2027
1,977,909
Central Texas Regional Mobility Authority RB Refunding Senior
Lien Series 2020 A (A2/A+)
645,000 5.000
01/01/2037
687,243
Central Texas Regional Mobility Authority RB Refunding Senior
Lien Series 2021D (A2/A+)
2,330,000 3.000
01/01/2046
1,784,211
Central Texas Regional Mobility Authority Senior Lien Revenue
Refunding Bonds Series 2021D (A2/A+)
1,100,000 4.000
01/01/2040
1,105,979
Cities of Dallas and Fort Worth, Texas Dallas Fort Worth
International Airport Joint RR Bonds Series 2023C (A1/AA-)
4,300,000 5.000
11/01/2030
4,669,140

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Cities of Dallas and Fort Worth, Texas Dallas Fort Worth
International Airport, Joint RR and Improvement Bonds,
Series 2023B (A1/AA-)
$ 1,000,000 5.000%
11/01/2042
$ 1,075,577
City of  Alvarado, Texas A Municipal Corporation of  The State
of  Texas Located In Johnson County Special Assessment  RB,
Series 2025 (NR/NR)
359,000 4.500
(c)
09/01/2032
365,283
City of  Balch Springs, Texas Special Assessment  RB, Series 2025
(NR/NR)
349,000 4.625
(c)
09/15/2032
357,936
715,000 5.625
(c)
09/15/2045
735,120
City of  Blue Ridge, Texas, Special Assessment  RB, Series 2025
(NR/NR)
338,000 4.500
(c)
09/15/2032
344,428
City of  Boyd Texas A Municipal Corporation of  The State
of  Texas Located in Wise County Special Assessment  RB,
Series 2025 (NR/NR)
564,000 4.500
(c)
09/15/2032
575,545
City of Anna Special Assessment Bonds for Hurricane Creek
Public Improvement District Project Series 2019 (NR/NR)
5,000 5.750
(c)
09/01/2029
5,202
City of Anna Special Assessment Bonds for Sherley Tract Public
Improvement District No. 2 Series 2021 (NR/NR)
100,000 3.250
(c)
09/15/2026
99,635
City of Anna Special Assessment RB for Hurricane Creek Public
Improvement District Project Series 2022 (NR/NR)
1,402,000 5.750
(c)
09/01/2042
1,477,201
City of Anna Special Assessment RB for Meadow Vista Public
Improvement District Improvement Area #1 Project Series
2024 (NR/NR)
305,000 4.875
(c)
09/15/2031
309,978
400,000 5.500
(c)
09/15/2044
405,061
City of Anna Special Assessment RB for Woods at Lindsey Place
Public and District Improvement Area #1 Project Series 2023
(NR/NR)
781,000 5.625
(c)
09/15/2043
808,259
City of Anna Texas A Municipal Corporation of The State of Texas
Located In Collin County Special Assessment RB Series 2025
(NR/NR)
1,002,000 4.250
09/15/2035
1,004,087
302,000 4.500
(c)
09/15/2035
302,658
1,006,000 5.200
09/15/2045
1,008,071
700,000 5.500
(c)
09/15/2045
694,451
City of Aubrey Special Assessment RB for Aubrey Public
Improvement District No. 1 Project Series 2023 (NR/NR)
725,000 5.000
(c)
09/01/2030
741,439
City of Aubrey Special Assessment RB for Jackson Ridge Public
Improvement District Project Series 2022 (NR/NR)
690,000 5.250
(c)
09/01/2032
718,828
City of Aubrey Special Assessment
Revenue Refunding Bonds Series 2024
1,350,000 5.000
09/01/2037
1,463,123
1,250,000 5.000
09/01/2045
1,286,309
City of Aubrey Texas A Municipal Corp. of The State of Texas
Located In Denton County Special Assessment RB Series 2025
(NR/NR)
400,000 4.375
(c)
12/31/2030
401,148
550,000 4.625
(c)
12/31/2035
559,788
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Austin Airport System RB Series 2019B (AMT) (A1/A+)
$ 4,000,000 5.000%
11/15/2031
$ 4,253,119
City of Austin RB for Airport System Series 2019 B (A1/A+)
1,980,000 5.000
11/15/2032
2,098,447
City of Austin Special Assessment RB for Estancia Hill Country
Public Improvement District Series 2018 (NR/NR)
1,885,000 4.000
(c)
11/01/2028
1,876,234
City of Austin Special Assessment RB for Whisper Valley Public
Improvement District Improvement Area #3 Series 2024
(NR/NR)
560,000 5.000
(c)
11/01/2044
550,769
City of Austin Special Assessment RB for Whisper Valley Public
Improvement District Project Series 2022 (NR/NR)
777,000 5.375
(c)
11/01/2042
794,755
City of Austin Water & Wastewater System Revenue Refunding
Bonds Series 2022 (Aa2/AA)
1,300,000 5.000
11/15/2038
1,438,442
2,250,000 5.000
11/15/2039
2,468,018
2,000,000 5.000
11/15/2040
2,177,338
City of Bastrop Texas A Municipal Corp. of The State of Texas
Located In Bastrop County Special Assessment RB Series
2025 (NR/NR)
493,000 4.250
(c)
09/01/2030
497,964
608,000 4.625
(c)
09/01/2035
626,630
621,000 5.375
(c)
09/01/2045
625,723
City of Beaumont Waterworks and Sewer System RB Series 2024
(BAM) (A1/AA)
525,000 5.000
09/01/2041
562,374
1,300,000 5.000
09/01/2042
1,382,969
1,000,000 5.000
09/01/2044
1,047,960
City of Boyd Special Assessment RB, Series 2024
(City of Boyd Public Improvement District No. 1 Improvement
Area #1 Project) (NR/NR)
1,405,000 5.500
(c)
09/15/2053
1,410,693
City of Buda Texas A Municipal Corp. of The State of Texas
Located In Hays County Special Assessment RB Series 2025
(NR/NR)
1,500,000 5.875
(c)
09/01/2045
1,500,195
City of Buda Texas A Municipal Corp. of The State of Texas
Located in Hays County Special Assessment RB Series 2025
900,000 5.750
(c)
09/01/2033
911,819
City of Celina Special Assessment Bonds for Wells South Public
Improvement District Series 2020 (NR/NR)
140,000 3.125
(c)
09/01/2030
132,890
180,000 3.250
(c)
09/01/2030
172,755
355,000 4.000
(c)
09/01/2040
320,597
City of Celina Special Assessment Bonds for Wells South Public
Improvement District Series 2021 (NR/NR)
44,000 2.500
(c)
09/01/2026
43,585
158,000 3.000
(c)
09/01/2031
145,215
329,000 3.375
(c)
09/01/2041
267,390
City of Celina Special Assessment RB for Celina Hills Public
Improvement District Project Series 2022 (NR/NR)
430,000 4.625
(c)
09/01/2032
430,975
704,000 4.875
(c)
09/01/2042
689,510
City of Celina Special Assessment RB for Chalk Hill Public
Improvement District No. 2 Phases #2-3 Direct Improvement
Project Series 2023 (NR/NR)
767,000 5.750
(c)
09/01/2043
778,092

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Celina Special Assessment RB for Hillside Public
Improvement District Series 2022 (NR/NR)
$ 118,000 2.750%
(c)
09/01/2027
$ 114,538
432,000 3.125
(c)
09/01/2032
402,846
City of Celina Special Assessment RB for North Sky Public
Improvement District Project Series 2023 (NR/NR)
812,000 5.375
09/01/2043
823,488
1,006,000 5.625
09/01/2052
1,010,942
1,000,000 6.125
(c)
09/01/2052
1,010,909
City of Celina Special Assessment RB for Parvin Public
Improvement District Project Series 2023 (NR/NR)
459,000 5.750
(c)
09/01/2030
477,627
City of Celina Special Assessment RB for Ten Mile Creek Public
Improvement District Project Series 2023 (NR/NR)
395,000 4.750
(c)
09/01/2030
400,901
135,000 5.500
(c)
09/01/2030
136,890
1,169,000 5.500
(c)
09/01/2042
1,205,847
City of Celina Special Assessment RB for Wells South Public
Improvement District Neighborhood Improvement Project
Series 2022 (NR/NR)
255,000 4.875
(c)
09/01/2032
263,669
495,000 5.500
(c)
09/01/2042
508,882
City of Celina Special Assessment RB Series 2022 (NR/NR)
96,000 2.875
(c)
09/01/2027
93,374
250,000 3.250
(c)
09/01/2032
233,955
235,000 3.625
(c)
09/01/2032
216,365
1,175,000 3.500
(c)
09/01/2042
951,975
City of Celina Texas A Municipal Corp. of The State of Texas
Located in Collin and Denton Counties Special Assessment
RB Series 2024 (NR/NR)
475,000 5.500
(c)
09/01/2044
481,650
City of Celina Texas A Municipal Corp. of The State of Texas
Located In Collin and Denton Counties Special Assessment
RB Series 2025 (NR/NR)
205,000 4.350
(c)
09/01/2030
206,280
340,000 4.600
(c)
09/01/2035
345,225
City of Celina Texas A Municipal Corp. of The State of Texas
Located In Collin and Denton Counties Special Assessment
Revenue Refunding and Improvement Bonds Series 2025
(AGC) (NR/AA)
1,250,000 5.000
09/01/2045
1,284,541
3,965,000 4.750
09/01/2049
3,948,329
City of Celina Texas A Municipal Corp. of The State of Texas
Located in Collin and Denton Counties Special Assessment
Revenue Refunding and Improvement Bonds, Series 2025
3,700,000 4.750
09/01/2054
3,645,461
City of Celina Texas A Municipal Corporation of The State of Texas
Located in Collin and Denton Counties Special Assessment
RB Series 2025 (NR/NR)
543,000 4.750
09/01/2035
543,175
City of Celina Texas A Municipal Corporation of The State of Texas
Located In Collin and Denton Counties Special Assessment
RB Series 2025 (NR/NR)
450,000 5.875
09/01/2045
448,040
City of Celina Texas Municipal Corp. Special Assessment RB for
Glen Crossing Public Improvement District Phase#1 Project
Series 2016 (NR/NR)
80,000 4.200
09/01/2027
80,085
570,000 4.800
09/01/2037
571,841
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Celina Texas Municipal Corp. Special Assessment RB for
Glen Crossing Public Improvement District Phase#1 Project
Series 2016 (NR/NR) – (continued)
$ 47,000 5.250%
09/01/2046
$ 47,080
City of Celina Texas Municipal Corp. Special Assessment RB for
Glen Crossing Public Improvement District Phase#1B Project
Series 2018 (NR/NR)
300,000 5.375
(c)
09/01/2038
305,406
City of Celina Texas Municipal Corp. Special Assessment RB for
Glen Crossing Public Improvement District Phase#2 Project
Series 2018 (NR/NR)
242,000 5.000
09/01/2028
245,883
City of Celina Texas Municipal Corp. Special Assessment RB for
Mosaic Public Improvement District Phase #1B Project Series
2024 (NR/NR)
360,000 5.125
(c)
09/01/2044
366,645
City of Celina Texas Municipal Corp. Special Assessment RB for
North Sky Public Improvement District Improvement Area
#1B Project Series 2024 (NR/NR)
270,000 4.250
09/01/2031
264,657
City of Celina Texas Special Assessment RB Series 2025 (NR/NR)
375,000 4.625
(c)
09/01/2032
377,257
City of Celina, Collin and Denton Counties Special Assessment
RB, Series 2023 Cross Creek Meadows Public Improvement
District Improvement Area 1 Project (NR/NR)
1,524,000 5.375
(c)
09/01/2043
1,545,560
City of Celina, Collin and Denton Counties Special Assessment
RB, Series 2023 Cross Creek Meadows Public Improvement
District Major Improvement Area Project (NR/NR)
131,000 5.000
(c)
09/01/2030
132,979
City of Celina, Collin and Denton Counties Special Assessment
Refunding RB, Series 2024 Sutton Fields II Public
Improvement District Major Improvement Area 1 Project
(BAM) (NR/AA)
809,000 5.000
09/01/2038
861,737
1,000,000 5.000
09/01/2045
1,012,576
City of Celina, Collin and Denton Counties Special Assessment
Refunding RB, Series 2024 Sutton Fields II Public
Improvement District Major Improvement Area Project
(BAM) (NR/AA)
2,092,000 5.000
09/01/2034
2,281,784
1,550,000 5.000
09/01/2037
1,659,752
1,092,000 5.000
09/01/2040
1,146,779
City of Celina, Collin and Denton Counties Special Assessment
Refunding RB, Series 2024 Wells South Public Improvement
District Major Improvement Area Project (BAM) (NR/AA)
1,000,000 5.000
09/01/2038
1,065,187
2,566,000 5.000
09/01/2045
2,598,271
City of Celina, Collin and Denton Counties Special Assessment
Refunding RB, Series 2024 Wells South Public Improvement
District Neighborhood Improvement Area #1 Project
(BAM) (NR/AA)
713,000 5.000
09/01/2038
759,478
1,954,000 5.000
09/01/2045
1,978,574
City of Celinac Special Assessment for Edgewood Creek Public
Improvement District Phase#1 Project Series 2021 (NR/NR)
50,000 3.250
(c)
09/01/2026
49,772
185,000 3.750
(c)
09/01/2031
178,837

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Corpus Christi Special Assessment RB for Whitecap Public
Improvement District No. 1 Improvement Area #1 Project
Series 2024 (NR/NR)
$ 500,000 5.375%
09/15/2031
$ 518,841
City of Crandall Cartwright Ranch Public Improvement District
Special Assessment Bond Series 2021 (NR/NR)
110,000 3.375
(c)
09/15/2026
109,610
410,000 4.000
(c)
09/15/2031
410,079
City of Crandall Special Assessment RB for River Ridge Public
Improvement District Project Series 2022 (NR/NR)
260,000 5.375
(c)
09/15/2027
262,893
City of Crandall Texas A Municipal Corp. of The State of Texas
Located In Kaufman County Special Assessment RB Series
2025 (NR/NR)
700,000 4.250
(c)
09/15/2030
703,968
City of Crandall Texas A Municipal Corporation of The State of
Texas Located In Kaufman County Special Assessment RB
Series 2025 (NR/NR)
1,000,000 4.250
(c)
09/15/2035
999,312
750,000 5.250
(c)
09/15/2045
742,134
City of Dallas Fort Worth International Airport Joint Revenue
Refunding Bonds Series 2021A (A1/NR)
3,975,000 4.000
11/01/2039
4,021,808
City of Dallas fort Worth International Airport Joint Revenue
Refunding Bonds Series 2021B (NON-AMT) (A1/NR)
6,240,000 4.000
11/01/2045
5,900,442
City of Dallas fort Worth International Airport Joint Revenue
Refunding Bonds Series 2023C (A1/AA-)
6,400,000 5.000
11/01/2026
6,514,732
City of Dallas Housing Finance Corp. Multifamily Housing RB for
Positano Series 2023 (FHA 221(D4)) (Aa1/NR)
2,955,000 5.000
(a)(b)
09/01/2026
2,957,960
City of Dallas Housing Finance Corp. Multifamily Housing RB for
The Mondello Series 2024 (FHA 221(D4)) (Aa1/NR)
1,065,000 5.000
(a)(b)
08/01/2027
1,076,376
City of Dallas Housing Finance Corp. Multifamily Housing RB for
Waterford at Goldmark Series 2024 (Aa1/NR)
3,335,000 3.300
(a)(b)
01/01/2043
3,352,036
City of Dallas Housing Finance Corp. Multifamily Housing
Revenue Notes for Estates at Ferguson Series 2023 (Aa1/NR)
1,725,000 5.000
(a)(b)
07/01/2042
1,759,160
City of Dallas International Airport Joint Revenue Refunding
Bonds Series 2022B (A1/AA-)
4,000,000 4.000
11/01/2041
3,984,482
City of Dallas TexasDallas Denton Collin and Rockwall Counties
Waterworks and Sewer System Revenue Refunding Bonds
Taxable Series 2016A/ 2016B (NR/AAA)
1,500,000 5.000
10/01/2041
1,513,543
City of Dayton Senior Lien Special Assessment RB for Westpointe
Villages Public Improvement District Improvement Area #1
Project Series 2022A (NR/NR)
268,000 4.875
(c)
09/01/2032
277,810
765,000 5.125
(c)
09/01/2042
777,299
City of Dayton Senior Lien Special Assessment RB for Westpointe
Villages Public Improvement District Improvement Area #2
Project Series 2024A (NR/NR)
694,000 4.500
(c)
09/01/2031
698,174
1,220,000 5.375
(c)
09/01/2044
1,248,582
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Dayton Texas A Municipal Corporation of The State of
Texas Located in Liberty County Special Assessment RB
Series 2025 (NR/NR)
$ 1,373,000 4.125%
(c)
09/01/2035
$ 1,374,535
800,000 5.250
(c)
09/01/2045
797,807
City of Decatur a Municipal Corporation of The State of Texas
Located In Wise County Special Assessment RB for Vista
Park Public Improvement District No. 1 Improvement Area #1
Project Series 2023 (NR/NR)
356,000 5.750
(c)
09/15/2030
371,069
City of Decatur, Texas,
400,000 4.750
(c)
09/15/2035
407,334
172,000 5.375
(c)
09/15/2035
174,259
City of Decatur, Texas,
400,000 4.500
(c)
09/15/2030
402,156
City of Denton Texas Certificates of Obligation Series 2024
(NR/AA+)
13,085,000 4.000
02/15/2042
13,157,657
13,620,000 4.000
02/15/2043
13,520,108
2,645,000 4.125
02/15/2050
2,477,172
City of Dorchester Texas Special Assessment RB for Cottonwood
Public Improvement District Improvement Area #1 Project
Series 2024 (NR/NR)
350,000 5.250
(c)
09/15/2031
350,581
City of Dripping Springs Special Assessment RB for Heritage
Public Improvement District Improvement Area #2 Project
Series 2024 (NR/NR)
596,000 5.000
(c)
09/01/2044
589,764
City of Dripping Springs Texas A Municipal Corporation of The
State of Texas Located In Hays County Special Assessment RB
Series 2025 (NR/NR)
509,000 5.375
09/01/2045
507,312
City of Dripping Springs, Hays County Special Assessment
RB, Series 2023 Heritage Public Improvement District
Improvement Area 1 Project (NR/NR)
1,000,000 5.375
(c)
09/01/2043
1,020,298
City of Elmendorf Hickory Ridge Public Improvement District
Special Assessment Bond for Improvement Area No. 1 Series
2021 (NR/NR)
181,000 2.875
(c)
09/01/2026
179,803
398,000 3.375
(c)
09/01/2031
366,599
1,206,000 3.750
(c)
09/01/2041
1,006,590
City of Ennis Texas A Municipal Corporation of The State of Texas
Located In Ellis County Special Assessment RB Series 2025
(NR/NR)
810,000 5.250
(c)
09/15/2045
802,479
City of Fate Special Assessment for Williamsburg East Public
Improvement District Area No. 1 Series 2020 (NR/NR)
171,000 3.375
(c)
08/15/2030
163,351
City of Fate Special Assessment RB for Monterra Public
Improvement District Improvement Area #2 Project Series
2024 (NR/NR)
568,000 4.500
(c)
08/15/2031
569,541
City of Fate Special Assessment RB for Monterra Public
Improvement District Series 2021 (NR/NR)
159,000 2.750
(c)
08/15/2026
157,886
612,000 3.375
(c)
08/15/2031
575,875
846,000 3.750
(c)
08/15/2041
749,015

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Fate Special Assessment RB for Williamsburg East Public
Improvement District Project Series 2022 (NR/NR)
$ 216,000 4.875%
(c)
08/15/2027
$ 216,662
778,000 5.250
(c)
08/15/2032
812,100
1,300,000 5.875
(c)
08/15/2042
1,318,601
City of Fate Special Assessment RB for Williamsburg Public
Improvement District No. 1 Phase#1 Series 2019 (NR/NR)
260,000 3.500
(c)
08/15/2029
252,778
1,905,000 4.000
(c)
08/15/2039
1,787,214
1,825,000 4.250
(c)
08/15/2049
1,580,692
City of Fate Special Assessment RB for Williamsburg Public
Improvement District Series 2022 (NR/NR)
295,000 4.000
(c)
08/15/2032
295,531
1,129,000 4.250
(c)
08/15/2042
1,074,322
City of Fate Special Assessment Refunding for Williamsburg
Public Improvement District No. 1 Project Series 2019
(BAM) (NR/AA)
165,000 4.000
08/15/2028
168,627
170,000 4.000
08/15/2029
174,430
925,000 3.000
08/15/2034
902,124
City of Fate, Rockwall County Special Assessment RB, Series 2023
Williamsburg Public Improvement District No. 1 Phase 3B
(NR/NR)
314,000 4.250
(c)
08/15/2030
319,222
City of Fort Worth Texas A Municipal Corp. of The State of Texas
Located In Tarrant Denton Parker Johnson and Wise Counties
Special Assessment RB Series 2024 Project (BAM) (NR/AA)
684,000 4.000
09/01/2036
691,196
1,071,000 4.125
09/01/2039
1,086,669
1,162,000 4.250
09/01/2041
1,175,482
City of Galveston Wharves and Terminal First Lien RB Series
2024A (NR/A)
750,000 5.250
08/01/2039
803,374
625,000 5.500
08/01/2040
676,030
600,000 5.500
08/01/2041
644,793
2,380,000 5.500
08/01/2044
2,503,642
City of Garland Electric Utility System Refunding RB New Series
2024 (AGC) (A1/AA)
500,000 5.000
03/01/2041
539,383
1,170,000 5.000
03/01/2042
1,249,640
City of Garland Texas Dallas Collin and Rockwall Counties
Electric Utility System Revenue Refunding Bonds New, Series
2024 (AG) (A1/AA)
500,000 5.000
03/01/2040
544,673
City of Georgetown Special Assessment RB for Parks at Westhaven
Public Improvement District Project Series 2022 (NR/NR)
92,000 3.625
(c)
09/15/2027
91,554
409,000 3.875
(c)
09/15/2032
407,420
City of Granbury Texas A Municipal Corporation of The State of
Texas Located in Hood County Special Assessment RB, Series
2025 (NR/NR)
379,000 6.250
09/15/2030
387,712
627,000 6.500
09/15/2035
654,725
City of Gunter Texas A Municipal Corp. of The State of Texas
Located In Grayson County Special Assessment RB Series
2025 (NR/NR)
285,000 4.500
(c)
09/15/2032
288,076
772,000 5.500
(c)
09/15/2045
779,678
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Hackberry Special Assessment RB for Riverdale Lake
Public Improvement District No. 2 Phases 4-6 Project Series
2017 (NR/NR)
$ 150,000 4.125%
09/01/2027
$ 150,293
1,350,000 4.625
09/01/2037
1,350,401
City of Hackberry Special Assessment RB Refunding for
Hackberry Public Improvement District No. 3 Phases No. 13-
16 Project Series 2017 (NR/NR)
255,000 4.500
09/01/2027
256,496
1,800,000 4.500
09/01/2037
1,778,580
City of Hackberry Special Assessment RB Refunding for Hidden
Cove Public Improvement District No. 2 Project Series 2017
(NR/BBB-)
460,000 4.000
09/01/2026
461,122
480,000 4.000
09/01/2027
483,318
City of Haslet Special Assessment RB for Haslet Public
Improvement District Series 2021 (NR/NR)
256,000 3.250
(c)
09/01/2031
234,122
1,271,000 3.625
(c)
09/01/2041
1,068,129
City of Haslet Special Assessment RB Refunding for Haslet Public
Improvement District No. 5 1 Project Series 2019 (NR/NR)
274,000 3.625
(c)
09/01/2029
266,980
785,000 4.125
(c)
09/01/2039
741,264
City of Horseshoe Bay Special Assessment Refunding Bonds for
Public Improvement District Series 2020 (NR/NR)
634,000 3.000
10/01/2030
593,390
431,000 3.250
10/01/2033
390,551
City of Houston Airport System Special Facilities RB for United
Airlines Inc. Airport Improvement Projects Series 2018C
(AMT) (NR/BB+)
3,650,000 5.000
07/15/2028
3,750,230
City of Houston Airport System Special Facilities RB for United
Airlines Technical Operations Center Project Series 2018
(NR/BB+)
2,125,000 5.000
07/15/2028
2,183,353
City of Houston Airport System Subordinate Lien Revenue and
Refunding Bonds Series 2023A (AMT) (AGM) (A1/AA)
4,000,000 5.250
07/01/2053
4,107,853
City of Houston Airport System Subordinate Lien Revenue
Refunding Bonds Series 2018D (A1/NR)
1,655,000 5.000
07/01/2032
1,742,660
City of Houston Airport System Subordinate Lien Revenue
Refunding Bonds Series 2020A (AMT) (A1/A+)
1,000,000 4.000
07/01/2047
896,822
City of Houston Higher Education Finance Corp. University RB
Houston Christian University Project Series 2025 (NR/BBB-)
3,675,000 5.250
10/01/2054
3,543,728
City of Houston Texas Combined Utility System First Lien
Revenue Refunding Bonds Series 2024A (Aa2/NR)
8,750,000 5.000
11/15/2026
8,935,730
8,750,000 5.000
11/15/2027
9,152,910
City of Houston, Texas Airport System Subordinate Lien RR Bonds
Series 2018D (A1/NR)
2,220,000 5.000
07/01/2031
2,340,945
City of Houston, Texas Airport System, Subordinate Lien Revenue
and Refunding Bonds, Series 2018B (NON-AMT) (A1/NR)
1,660,000 5.000
07/01/2030
1,751,660

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Huntsville Special Assessment RB for The Reserves of
Huntsville Public Improvement District Series 2024 (NR/NR)
$ 351,000 4.500%
(c)
09/15/2031
$ 356,139
City of Hutto Emory Crossing Public Improvement District Special
Assessment Bond Series 2021 (NR/NR)
206,000 3.250
(c)
09/01/2031
193,141
City of Hutto Special Assessment RB for Cottonwood Creek Public
Improvement Series 2021 (NR/NR)
360,000 3.125
(c)
09/01/2031
339,610
939,000 3.500
(c)
09/01/2041
791,011
City of Hutto Special Assessment RB for Durango Farms Public
Improvement District Project Series 2021 (NR/NR)
114,000 2.750
(c)
09/01/2026
113,154
392,000 3.500
(c)
09/01/2031
371,627
900,000 3.875
(c)
09/01/2041
811,016
City of Hutto Special Assessment RB for Emory Crossing Public
Improvement District Improvement Area #2 Project Series
2023 (NR/NR)
264,000 4.500
(c)
09/01/2030
268,368
859,000 5.250
(c)
09/01/2043
872,463
City of Hutto Texas A Municipal Corp. of The State of Texas
Located In Williamson County Special Assessment RB Series
2025 (NR/NR)
274,000 4.125
(c)
09/01/2030
275,375
783,000 4.125
(c)
09/01/2032
785,304
410,000 4.375
(c)
09/01/2035
414,016
City of Irving RB Refunding for Hotel Occupancy Tax Series 2019
(NR/BBB+)
150,000 5.000
08/15/2026
150,936
100,000 5.000
08/15/2027
101,705
125,000 5.000
08/15/2028
128,548
150,000 5.000
08/15/2029
155,783
200,000 5.000
08/15/2030
207,643
280,000 5.000
08/15/2032
289,268
300,000 5.000
08/15/2034
309,226
175,000 5.000
08/15/2035
179,947
250,000 5.000
08/15/2036
256,027
250,000 5.000
08/15/2037
254,803
300,000 5.000
08/15/2038
305,021
300,000 5.000
08/15/2039
303,473
City of Justin Special Assessment for Timberbrook Public
Improvement District No. 1 Series 2021 (NR/NR)
134,000 2.500
(c)
09/01/2026
132,789
729,000 3.000
(c)
09/01/2031
682,467
1,484,000 3.375
(c)
09/01/2041
1,206,100
City of Justin Texas A Municipal Corporation of The State of Texas
Located in Denton County Special Assessment RB Series 2025
(NR/NR)
407,000 4.625
(c)
09/01/2035
410,187
City of Justin Texas A Municipal Corporation of The State of Texas
Located In Denton County Special Assessment RB, Series
2025 (NR/NR)
662,000 5.875
(c)
09/01/2045
684,274
City of Justin Texas Special Assessment RB Series 2024
Timberbrook Public Improvement District No. 2 Improvement
Area #1 Project (NR/NR)
264,000 4.500
(c)
09/01/2031
268,743
578,000 5.500
(c)
09/01/2044
592,483
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Kaufman Special Assessment for Public Improvement
District No. 1 Phases#1 Series 2021 (NR/NR)
$ 80,000 2.625%
(c)
09/15/2026
$ 79,305
230,000 3.125
(c)
09/15/2031
209,428
City of Kaufman Special Assessment RB for Kaufman Public
Improvement District Project Series 2022 (NR/NR)
722,000 5.625
(c)
09/15/2042
733,189
City of Kyle Special Assessment RB for 6 Creeks Public
Improvement District Project Series 2023 (NR/NR)
519,000 4.375
(c)
09/01/2028
523,588
750,000 4.500
(c)
09/01/2033
765,550
City of Kyle Special Assessment RB for 6 Creeks Public
Improvement Project Series 2021 (NR/NR)
431,000 3.375
(c)
09/01/2031
412,797
628,000 3.750
(c)
09/01/2041
557,323
City of Kyle Special Assessment RB for Creeks Public
Improvement District Series 2019 (NR/NR)
1,180,000 4.750
(c)
09/01/2044
1,129,631
City of Kyle Special Assessment RB for Creeks Public
Improvement District Series 2020 (NR/NR)
610,000 3.125
(c)
09/01/2030
560,795
City of Kyle Special Assessment RB for Plum Creek North Public
Improvement District Area #1 Project Series 2022 (NR/NR)
1,000,000 4.125
(c)
09/01/2041
927,431
City of Kyle Special Assessment RB for Southwest Kyle Public
Improvement District No. 1 Series 2019 (NR/NR)
160,000 4.250
(c)
09/01/2029
160,734
1,000,000 4.875
(c)
09/01/2044
986,442
City of Kyle Special Assessment RB Series 2022 (NR/NR)
226,000 4.375
09/01/2027
226,940
535,000 4.750
09/01/2032
552,041
City of Kyle Special Assessment RB, Series 2023 Porter Country
Public Improvement District Improvement Area 1 Project
(NR/NR)
1,229,000 5.750
(c)
09/01/2043
1,238,878
City of Kyle Texas A Municipal Corp. of The State of Texas
Located In Hays County Special Assessment RB Series 2024
(NR/NR)
549,000 5.500
(c)
09/01/2044
555,561
City of Kyle Texas A Municipal Corp. of The State of Texas
Located In Hays County Special Assessment RB Series 2025
(NR/NR)
365,000 4.500
(c)
09/01/2035
367,778
City of Kyle, Hays County Special Assessment RB, Series 2023
Limestone Creek Public Improvement District Improvement
Area 1 Project (NR/NR)
678,000 5.500
(c)
09/01/2043
691,612
City of Kyle, Texas, Special Assessment RB for Southwest Kyle
Public Improvement District Project Series 2023 (NR/NR)
700,000 6.750
(c)
09/01/2048
730,921
City of Lago Vista Special Assessment RB for Tessera On Lake
Travis Public Improvement District Improvement Area #3
Project Series 2024 (NR/NR)
406,000 4.750
(c)
09/01/2030
410,495
1,210,000 5.625
(c)
09/01/2043
1,229,541
City of Lago Vista Tessera on Lake Travis Public Improvement
District Special Assessment Refunding Bond Series 2010
(NR/NR)
430,000 3.125
09/01/2030
407,988

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Laredo Waterworks and Sewer System RB New Series 2024
(Aa3/AA-)
$ 2,765,000 4.000%
03/01/2049
$ 2,493,076
7,500,000 4.000
03/01/2054
6,584,671
City of Lavon Heritage Public Improvement District No. 1 Special
Assessment Refunding Series 2021 (BAM) (NR/AA)
2,055,000 3.000
09/15/2036
1,932,505
City of Lavon Special Assessment RB for Elevon Public
Improvement District Improvement Area #2A-2B Project
Series 2024 (NR/NR)
300,000 4.375
(c)
09/15/2031
300,924
City of Lavon Special Assessment RB for Lakepointe Public
Improvement District Improvement Area#1 Project Series 2019
(NR/NR)
145,000 3.750
(c)
09/15/2029
142,727
City of Lavon Special Assessment RB for Lakepointe Public
Improvement District Major Improvement Area Project Series
2019 (NR/NR)
50,000 4.375
(c)
09/15/2029
50,087
City of Lavon Special Assessment RB for Lakepointe Public
Improvement District Project Series 2022 (NR/NR)
1,500,000 5.875
(c)
09/15/2042
1,595,318
2,126,000 6.125
(c)
09/15/2052
2,213,394
City of Lavon Special Assessment RB Series 2022 (NR/NR)
300,000 3.500
(c)
09/15/2027
295,268
197,000 3.750
(c)
09/15/2027
194,659
1,000,000 3.875
(c)
09/15/2032
972,960
455,000 4.125
(c)
09/15/2032
450,553
City of Lavon, Texas A Municipal Corporation of The State ofTexas
Located In Collin County Special Assessment RB, Series 2025
(NR/NR)
900,000 6.125
09/15/2045
901,139
City of Lavon, Texas A Municipal Corporation ofThe State ofTexas
Located In Collin County Special Assessment RB, Series 2025
(NR/NR)
600,000 5.375
09/15/2045
597,711
City of Lavon, Texas, A Municipal Corporation of The State of
Texas Located In Collin County Special Assessment RB Series
2025 (NR/NR)
2,126,000 4.250
09/15/2035
2,122,863
848,000 5.000
09/15/2035
849,381
City of Liberty Hill Special Assessment Bonds for Summerlyn
West Public Improvement District Series 2020 (NR/NR)
330,000 3.125
(c)
09/01/2030
312,305
845,000 4.000
(c)
09/01/2040
767,230
City of Liberty Hill Special Assessment RB for Butler Farms
Public Improvement Project Series 2022 (NR/NR)
357,000 2.625
(c)
09/01/2027
346,931
750,000 3.125
(c)
09/01/2032
703,536
1,772,000 3.375
(c)
09/01/2042
1,443,901
City of Lowry Crossing Texas A Municipal Corporation of The
State of Texas Located in Collin County Special Assessment
RB Series 2025 (NR/NR)
687,000 4.250
(c)
09/15/2035
688,142
City of Lowry Crossing Texas, A Municipal Corporation of The
State of Texas Located in Collin County Special Assessment
RB Series 2025 (NR/NR)
500,000 4.750
(c)
09/15/2035
518,307
1,000,000 5.750
(c)
09/15/2045
1,025,780
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Lubbock Texas Combination Tax and Revenue Certificates
of Obligation Series 2024 (NR/AA+)
$ 1,895,000 5.000%
02/15/2041
$ 2,074,764
City of Manor Manor Heights Public Improvement District Special
Assessment Bond Series 2021 (NR/NR)
165,000 2.500
(c)
09/15/2026
163,425
250,000 3.125
(c)
09/15/2031
229,042
310,000 3.750
(c)
09/15/2031
285,402
City of Manor Texas A Municipal Corp. of The State of Texas
Located In Travis County Special Assessment RB Series 2024
(NR/NR)
500,000 4.625
(c)
09/15/2031
505,856
408,000 5.375
(c)
09/15/2044
413,993
City of Manor Texas A Municipal Corporation of The State of
Texas Located in Travis County Special Assessment RB Series
2025 (NR/NR)
878,000 5.750
(c)
09/15/2045
901,160
City of Manor, Texas, A Municipal Corporation of The State of
Texas Located in Travis County Special Assessment RB Series
2025 (NR/NR)
415,000 4.000
(c)
09/15/2030
416,101
840,000 5.750
(c)
09/15/2045
862,158
City of Manor, Travis County Special Assessment RB, Series 2023
Manor Heights Public Improvement District Improvement
Area 3 Project (NR/NR)
528,000 5.250
(c)
09/15/2043
535,115
City of Mansfield Texas A Municipal Corporation of The State of
Texas Located In Tarrant Johnson and Ellis Counties Special
Assessment RB, Series 2025 (NR/NR)
446,000 4.375
(c)
09/15/2032
450,733
City of Marble Falls Thunder Rock Public Improvement District
Special Assessment Bond Series 2021 (NR/NR)
117,000 3.375
(c)
09/01/2026
116,605
350,000 3.875
(c)
09/01/2031
337,789
City of McLendon-Chisholm Special Assessment Bonds Sonoma
Public Improvement District Area #2 Project Series 2019
(NR/NR)
230,000 3.750
(c)
09/15/2029
226,163
City of McLendon-Chisholm Special Assessment Bonds Sonoma
Public Improvement District Area #3 Project Series 2021
(NR/NR)
40,000 2.625
(c)
09/15/2026
39,653
480,000 3.125
(c)
09/15/2031
443,153
City of McLendon-Chisholm Special Assessment RB for Sonoma
Public Improvement District Project Series 2022 (NR/NR)
400,000 5.375
(c)
09/15/2032
422,871
City of Mesquite Special Assessment RB for Iron Horse Public
Improvement District Project Series 2019 (NR/NR)
300,000 5.250
(c)
09/15/2029
308,216
City of Mesquite Special Assessment RB for Polo Ridge Public
Improvement District No. 2 Phase #1 Project Series 2019
(NR/NR)
650,000 4.500
(c)
09/15/2029
657,351
635,000 5.375
(c)
09/15/2029
654,136
City of Mesquite Special Assessment RB for Solterra Public
Improvement District Improvement Area A-1 Projects Series
2023 (NR/NR)
609,000 4.750
(c)
09/01/2030
620,484

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Mesquite Special Assessment RB for Solterra Public
Improvement District Improvement Area A-1 Projects, Series
2023 (NR/NR)
$ 1,275,000 5.500%
(c)
09/01/2043
$ 1,313,602
City of Mesquite Special Assessment RB for Solterra Public
Improvement District Improvement Area C-1 Projects Series
2023 (NR/NR)
306,000 4.625
(c)
09/01/2030
311,458
City of Mesquite Special Assessment RB for Solterra Public
Improvement District Improvement Area C-1 Projects, Series
2023 (NR/NR)
400,000 5.375
(c)
09/01/2043
408,452
City of Mesquite Special Assessment RB for Solterra Public
Improvement District Improvement Area C-2 Projects Series
2023 (NR/NR)
333,000 4.625
(c)
09/01/2030
338,082
City of Mesquite Special Assessment RB for Solterra Public
Improvement District Improvement Area C-3 Projects Series
2024 (NR/NR)
140,000 4.250
(c)
09/01/2031
140,675
City of Mesquite Texas A Municipal Corporation of The State
of Texas Located in Dallas and Kaufman Counties Special
Assessment RB Series 2025 (NR/NR)
1,347,000 4.375
09/01/2035
1,349,506
1,380,000 5.500
09/01/2045
1,381,738
City of Mesquite, Dallas and Kaufman Counties Special
Assessment RB, Series 2023 Heartland Town Center Public
Improvement District Phase 2 Specific Improvements Project
(NR/NR)
559,000 5.125
(c)
09/01/2052
535,533
City of Midlothian Special Assessment for Redden Farms Public
Improvement District Series 2021 (NR/NR)
410,000 3.500
(c)
09/15/2031
389,696
1,000,000 3.875
(c)
09/15/2041
898,205
City of Midlothian Special Assessment RB for Westside Preserve
Public Improvement District Major Improvement Area Project
#1 Series 2022 (NR/NR)
301,000 4.375
(c)
09/15/2027
300,717
626,000 4.750
(c)
09/15/2032
634,720
1,417,000 5.250
(c)
09/15/2042
1,433,215
City of Midlothian Special Assessment RB for Westside Preserve
Public Improvement District Major Improvement Area Project
Series 2022 (NR/NR)
100,000 5.125
(c)
09/15/2027
100,326
310,000 5.500
(c)
09/15/2032
314,238
600,000 6.000
(c)
09/15/2042
613,023
City of Mustang Ridge Special Assessment RB for Durango Public
Improvement District Improvement Area #1 Project Series
2023 (NR/NR)
676,000 6.125
(c)
09/01/2043
707,020
City of Mustang Ridge Texas Special Assessment  RB, Series 2025
(NR/NR)
349,000 5.000
(c)
09/01/2032
358,675
City of North Richland Hills Special Assessment for City Point
Public Improvement District Project Series 2019 (NR/NR)
254,000 4.875
(c)
09/01/2030
259,616
265,000 5.250
(c)
09/01/2030
272,754
381,000 5.250
(c)
09/01/2040
386,539
310,000 5.625
(c)
09/01/2040
314,398
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of North Richland Hills Special Assessment for City
Point Public Improvement District Project Series 2019
(NR/NR) – (continued)
$ 795,000 4.125%
(c)
09/01/2049
$ 673,070
City of Oak Point Public Improvement District No. 2 Special
Assessment Series 2020 (NR/NR)
455,000 3.250
(c)
09/01/2030
430,951
City of Oak Point Special Assessment for Wildridge Public
Improvement District No. 1 Project Series 2019 (NR/NR)
115,000 3.500
(c)
09/01/2029
111,913
350,000 4.000
(c)
09/01/2039
335,337
City of Oak Point Special Assessment for Wildridge Public
Improvement District No. 1 Project Series 2021 (NR/NR)
69,000 2.375
(c)
09/01/2026
68,320
City of Oak Point Special Assessment RB for Wildridge Public
Improvement District No. 1 Series 2018 (NR/NR)
160,000 4.000
(c)
09/01/2028
160,021
1,535,000 4.500
(c)
09/01/2048
1,408,096
City of Oak Point Texas A Municipal Corporation of The State
of Texas Located in Denton County Special Assessment RB
Series 2024 (NR/NR)
149,000 4.700
(c)
09/15/2031
150,166
475,000 5.350
(c)
09/15/2044
473,185
City of Pflugerville, Texas Special Assessment RB Series 2025
(NR/NR)
446,000 4.250
(c)
09/01/2033
448,447
City of Pflugerville, Texas Travis and Williamson Counties,
Texas Combination Tax and Limited Revenue Certificates of
Obligation, Series 2023 (Aa3/NR)
3,275,000 4.000
08/01/2049
3,013,360
City of Pilot Point Special Assessment RB for Creekview Public
Improvement Zone A Improvement Project Series 2022
(NR/NR)
210,000 4.875
(c)
09/15/2027
211,479
350,000 5.250
(c)
09/15/2032
362,391
143,000 5.750
(c)
09/15/2032
148,612
City of Pilot Point Special Assessment RB for Creekview Public
Improvement Zone B Improvement Project Series 2022
(NR/NR)
191,000 4.875
(c)
09/15/2027
192,345
300,000 5.250
(c)
09/15/2032
310,615
City of Pilot Point Special Assessment RB for Mobberly Public
Improvement District Major Improvement Area Series 2022
(NR/NR)
1,000,000 5.500
(c)
09/15/2048
999,747
City of Pilot Point, Denton, Grayson, and Cooke Counties Special
Assessment RB, Series 2023 Mobberly Public Improvement
District Improvement Area 1B Project (NR/NR)
273,000 4.750
(c)
09/15/2030
277,042
City of Pilot Point, Texas A Municipal Corporation of The State
of Texas Located in Denton, Grayson, and Cooke Counties
Special Assessment  RB, Series 2025 (NR/NR)
375,000 5.000
(c)
09/15/2030
383,575
500,000 5.250
(c)
09/15/2035
522,156
552,000 6.000
(c)
09/15/2035
572,158
City of Plano Collin Creek East Public Improvement District
Special Assessment Bonds Series 2021 (NR/NR)
2,875,000 4.375
(c)
09/15/2051
2,343,712

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Plano Collin Creek West Public Improvement District
Special Assessment Bonds Series 2021 (NR/NR)
$ 1,779,000 4.000%
(c)
09/15/2051
$ 1,426,251
City of Princeton Special Assessment RB for Arcadia Farms Public
Improvement District Phases 5-7 Project Series 2022 (NR/NR)
700,000 4.250
(c)
09/01/2042
631,605
City of Princeton Special Assessment RB for Arcadia Farms Public
Improvement District Series 2019 (NR/NR)
258,000 3.750
(c)
09/01/2029
254,529
836,000 4.250
(c)
09/01/2039
801,514
City of Princeton Special Assessment RB for Arcadia Farms Public
Improvement District Series 2020 (NR/NR)
180,000 3.375
(c)
09/01/2030
172,153
City of Princeton Special Assessment RB for Brookside Public
Improvement District Series 2019 (NR/NR)
340,000 4.250
09/01/2029
341,774
655,000 4.875
09/01/2039
663,813
1,000,000 5.000
09/01/2049
989,565
City of Princeton Special Assessment RB for Brookside Public
Improvement District Series 2021 (NR/NR)
289,000 3.375
(c)
09/01/2041
234,881
City of Princeton Special Assessment RB for Eastridge Public
Improvement District Improvement Area No. 2 Project Series
2023 (NR/NR)
375,000 4.500
(c)
09/01/2030
380,910
City of Princeton Special Assessment RB for Eastridge Public
Improvement District Improvement Area Project Series 2022
(NR/NR)
200,000 4.250
(c)
09/01/2027
200,720
379,000 4.750
(c)
09/01/2032
393,508
City of Princeton Special Assessment RB for Sicily Public
Improvement District Improvement Area No. 1 Project, Series
2023 (NR/NR)
875,000 7.000
(c)
09/01/2043
903,740
City of Princeton Special Assessment RB for Southridge Public
Improvement District Improvement Area No. 1 Project, Series
2023 (NR/NR)
1,286,000 6.250
(c)
09/01/2043
1,360,566
City of Princeton Special Assessment RB for Southridge Public
Improvement District Improvement Area No. 2 Project Series
2024 (NR/NR)
515,000 4.375
(c)
09/01/2031
523,067
City of Princeton Special Assessment RB for Whitewing Trails
Public Improvement District No. 2 Series 2019 (NR/NR)
283,000 4.000
(c)
09/01/2029
280,625
400,000 5.000
(c)
09/01/2029
406,286
City of Princeton Special Assessment RB for Whitewing Trails
Public Improvement District Project Series 2023 (NR/NR)
1,000,000 5.125
(c)
09/01/2043
997,274
City of Princeton Special Assessment RB for Winchester Public
Improvement District Project Series 2022 (NR/NR)
209,000 4.250
(c)
09/01/2027
209,204
460,000 4.750
(c)
09/01/2032
468,836
City of Princeton Special Assessment RB for Winchester Public
Improvement District Series 2020 (NR/NR)
305,000 3.250
(c)
09/01/2030
290,360
City of Princeton Special Assessment RB for Winchester Public
Improvement District Series 2021 (NR/NR)
71,000 2.375
(c)
09/01/2026
70,301
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Princeton Special Assessment RB for Winchester Public
Improvement District Series 2021 (NR/NR) – (continued)
$ 469,000 3.250%
(c)
09/01/2041
$ 374,914
City of Princeton Special Assessment RB for Windmore Public
Improvement District Improvement Area No. 1 Project Series
2024 (NR/NR)
252,000 4.375
(c)
09/01/2031
256,326
City of Princeton Special Assessment RB Series 2024 (NR/NR)
257,000 4.250
(c)
09/01/2031
261,085
City of Princeton Texas A Municipal Corp. of The State of Texas
Located In Collin County Special Assessment RB Series 2025
300,000 5.375
(c)
09/01/2045
301,718
City of Princeton Texas A Municipal Corporation of The State
of Texas Located In Collin County Special Assessment  RB,
Series 2025 (NR/NR)
1,361,000 4.500
(c)
09/01/2032
1,392,444
City of Princeton Texas Special Assessment RB Series 2024
(NR/NR)
314,000 4.375
(c)
09/01/2031
315,556
City of Princeton Texas Special Assessment RB Series 2025
(NR/NR)
747,000 4.250
(c)
09/01/2030
753,543
656,000 4.600
(c)
09/01/2035
675,034
504,000 5.375
(c)
09/01/2045
506,886
City of Princeton, Texas, A Municipal Corporation of The State of
Texas Located in Collin County Special Assessment RB Series
2025 (NR/NR)
2,064,000 4.125
(c)
09/01/2035
2,064,136
2,719,000 5.250
(c)
09/01/2045
2,714,849
City of Red Oak Public Improvement District No. 1 Special
Assessment Bonds for Improvement Area #1 Project Series
2021 (NR/NR)
355,000 3.125
(c)
09/15/2031
322,752
City of Royse City Special Assessment for Creekshaw Public
Improvement District Area #1 Series 2020 (NR/NR)
405,000 3.375
(c)
09/15/2030
388,503
City of Royse City Special Assessment for Creekshaw Public
Improvement District Series 2020 (NR/NR)
225,000 3.625
(c)
09/15/2030
215,064
115,000 4.375
(c)
09/15/2030
114,049
500,000 4.125
(c)
09/15/2040
461,116
400,000 4.875
(c)
09/15/2040
391,089
City of Royse City Special Assessment for Waterscape Public
Improvement District Improvement Series 2019 (NR/NR)
300,000 4.125
(c)
09/15/2029
300,253
1,050,000 4.625
(c)
09/15/2039
1,040,398
City of Royse City Special Assessment RB for Liberty Crossing
Public Improvement District Improvement Area #1 Project
Series 2023 (NR/NR)
1,192,000 6.375
(c)
09/15/2053
1,223,317
City of Royse City Texas A Municipal Corp. of The State of
Texas Located In Rockwall Collin and Hunt Counties Special
Assessment RB Series 2024 (NR/NR)
299,000 4.625
(c)
09/15/2031
304,047
City of Royse City Texas A Municipal Corporation of The State of
Texas Located in Rockwall Collin and Hunt Counties Special
Assessment RB Series 2024 (NR/NR)
926,000 5.250
(c)
09/15/2044
911,629

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Sachse Special Assessment for Public Improvement District
No. 1 Series 2020 (NR/NR)
$ 305,000 3.250%
(c)
09/15/2030
$ 288,854
City of Sachse Special Assessment RB for Sachse Public
Improvement District Project Series 2022 (NR/NR)
665,000 6.000
(c)
09/15/2050
695,609
City of San Antonio Electric and Gas Systems Revenue Refunding
Bonds New Series 2024D (Aa2/AA-)
900,000 5.000
02/01/2041
988,420
City of San Antonio Texas Municipal Facilities Corporation City
Tower Renovation Project Variable Rate Lease RB Series 2021
(Aa1/AA+)
3,455,000 5.000
(a)(b)
08/01/2050
3,561,974
City of San Antonio Texas Water System Revenue Refunding
Bonds Series 2025B (Aa1/AA+)
2,625,000 5.000
05/15/2038
2,969,494
820,000 5.000
05/15/2039
920,615
City of San Marcos Special Assessment for Whisper Public
Improvement District Series 2020 (NR/NR)
500,000 4.875
09/01/2030
504,030
635,000 5.375
09/01/2040
647,769
City of San Marcos Special Assessment RB for Whisper South
Public Improvement Project 2022 (NR/NR)
200,000 3.750
(c)
09/01/2027
197,866
425,000 4.000
(c)
09/01/2032
413,580
City of San Marcos, Texas
204,000 4.875
(c)
09/01/2030
205,393
City of Santa Fe Special Assessment RB for Mulberry Farms Public
Improvement District Series 2022 (NR/NR)
52,000 4.375
(c)
09/01/2027
51,763
City of Seagoville, Texas Special Assessment  RB, Series 2025
575,000 4.250
(c)
09/15/2030
580,509
702,000 4.750
(c)
09/15/2035
724,436
678,000 5.750
(c)
09/15/2045
693,760
City of Sinton Special Assessment RB Series 2022 (NR/NR)
175,000 4.375
(c)
09/01/2027
174,812
659,000 4.750
(c)
09/01/2032
650,456
City of Terrell Texas A Municipal Corporation of The State of
Texas Located In Kaufman County pecial Assessment RB,
Series 2025 (NR/NR)
1,015,000 4.375
(c)
09/15/2032
1,022,988
1,775,000 6.000
(c)
09/15/2045
1,825,280
City of Tomball Special Assessment RB for Raburn Reserve Public
Improvement District Improvement Area No. 2 Series 2023
(NR/NR)
200,000 4.875
(c)
09/15/2033
206,312
City of Tomball Special Assessment RB for Raburn Reserve Public
Improvement District Improvement Area No. 3 Series 2023
(NR/NR)
257,000 5.000
(c)
09/15/2033
265,791
City of Tomball, Texas, A Municipal Corporation of The State of
Texas Located in Harris County Special Assessment  RB,
Series 2025 (NR/NR)
369,000 4.750
(c)
09/15/2032
380,228
City of Uhland Special Assessment RB for Anderson Park Public
Improvement District Improvement Area #1 Project Series
2024 (NR/NR)
353,000 4.375
(c)
09/01/2031
356,036
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Venus Special Assessment RB for Patriot Estates Public
Improvement Project Series 2021 (NR/NR)
$ 999,000 3.375%
(c)
09/15/2041
$ 810,970
City of Waxahachie Special Assessment RB for North Grove Public
Improvement Area Project Series 2022 (NR/NR)
1,125,000 5.500
(c)
08/15/2052
1,125,934
City of Wharton, Texas Special Assessment  RB, Series 2025
(Wharton Public Improvement District No. 2 Phase #1 Project
and Phase #2 Project) (NR/NR)
767,000 5.750
(c)
09/15/2045
784,829
Clifton Higher Education Finance Corp. Education Revenue and
Refunding Bonds Series 2024 (PSF-GTD) (NR/AAA)
1,000,000 5.000
08/15/2037
1,092,170
Clifton Higher Education Finance Corp. RB for YES Prep Public
Schools, Inc. Series 2020 (PSF-GTD) (Aaa/NR)
700,000 4.000
04/01/2031
732,519
575,000 4.000
04/01/2035
590,793
1,345,000 4.000
04/01/2037
1,372,152
Clifton Higher Education Finance Corp. RB Refunding for IDEA
Public Schools Series 2017 (PSF-GTD) (NR/AAA)
4,370,000 4.000
08/15/2036
4,399,320
3,875,000 4.000
08/15/2037
3,895,194
Clifton Higher Education Finance Corporation
Education Revenue and Refunding Bonds
(Idea Public Schools) Series 2024 (PSF-GTD) (NR/AAA)
1,000,000 5.000
08/15/2038
1,087,597
Club Municipal Management District Special Assessment RB
Series 2021 (NR/NR)
464,000 3.000
(c)
09/01/2031
427,981
930,000 3.250
(c)
09/01/2041
743,433
Comal Independent School District GO Refunding Bonds Series
2017 (PSF-GTD) (Aaa/NR)
495,000 5.000
02/01/2026
495,970
Comal Independent School District UT School Building and
Refunding Bonds Series 2024 (PSF-GTD) (Aaa/NR)
2,250,000 3.000
02/15/2041
2,040,287
2,250,000 3.000
02/15/2042
1,996,022
2,750,000 3.000
02/15/2043
2,387,038
Conroe Local Government Corp. Conroe Convention Center Hotel
Series 2021 A (NR/B)
415,000 2.500
10/01/2031
376,574
Conroe Local Government Corp. Conroe Convention Center Hotel
Series 2021 C (Aa3/NR)
100,000 5.000
10/01/2028
105,842
115,000 5.000
10/01/2029
123,988
120,000 5.000
10/01/2030
131,520
100,000 5.000
10/01/2031
111,085
100,000 5.000
10/01/2032
111,008
25,000 5.000
10/01/2033
27,620
25,000 5.000
10/01/2034
27,472
200,000 5.000
10/01/2036
217,207
500,000 4.000
10/01/2041
493,566
County of Hays Special Assessment for La Cima Public
Improvement District Series 2020 (NR/NR)
350,000 3.250
(c)
09/15/2030
329,345
County of Medina Woodlands Public Improvement District Special
Assessment for Improvement Area #1 Project Series 2021
(NR/NR)
45,000 3.500
(c)
09/01/2026
44,885

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
County of Medina Woodlands Public Improvement District Special
Assessment for Improvement Area #1 Project Series 2021
(NR/NR) – (continued)
$ 395,000 4.125%
(c)
09/01/2031
$ 386,095
Crandall Economic Development Corp. Kaufman County Sales Tax
RB, Series 2025 (BAM) (NR/AA)
900,000 5.000
08/15/2045
916,376
Crandall Independent School District
1,315,000 5.000
08/15/2048
1,367,585
Crane Independent School District A Political Subdivision of The
State of Texas Located In Crane County Texas UT School
Building Bonds Series 2023 (PSF-GTD) (NR/AAA)
1,250,000 4.125
02/15/2048
1,205,791
Crane Independent School District A Political Subdivision of The
State of Texas Located In Crane County Texas UT School
Building Bonds Series 2023 (PSF-GTD) (NR/NR)
520,000 4.125
(d)
02/15/2032
566,623
Crosswinds at South Lake Special Improvement District Limited
Ad Valorem Tax and Subordinate Lien Sales and Use Tax
Bonds, Series 2024 (AGC) (Baa3/AA)
725,000 5.000
08/15/2047
732,097
Cypress-Fairbanks Independent School District UT
School Building and Refunding Bonds Series 2020A
(PSF-GTD) (Aaa/AAA)
7,000,000 5.000
02/15/2026
7,019,792
Denton County Junior Lien Special Assessment RB for Tabor
Ranch Public Improvement District Area #1 Project Series
2024B (NR/NR)
500,000 5.125
(c)
12/31/2031
508,151
Denton County Special Assessment RB for Tabor Ranch Public
Improvement District Major Improvement Area Project Series
2024 (NR/NR)
500,000 5.250
(c)
12/31/2031
507,481
Denton County Texas Special Assessment RB Series 2025
(NR/NR)
700,000 4.250
(c)
12/31/2030
705,579
750,000 4.750
(c)
12/31/2030
755,926
Denton County Texas Special Assessment RB Series 2025 Green
Meadows Public Improvement District Improvement Area #1
Project (NR/NR)
1,117,000 4.500
(c)
12/31/2035
1,159,059
Denton County Texas Special Assessment RB Series 2025 Green
Meadows Public Improvement District Major Improvement
Area Project (NR/NR)
1,135,000 5.000
(c)
12/31/2035
1,177,721
Eagle Mountain-Saginaw Independent School District
Variable Rate UT School Building Bonds Series 2011
(PSF-GTD) (NR/AAA)
3,090,000 4.000
(a)(b)
08/01/2050
3,145,517
Eagle Mountain-Saginaw Independent School District
Variable Rate UT School Building Bonds Series 2011
(PSF-GTD) (NR/NR) (PUTABLE)
35,000 4.000
(a)(b)(d)
08/01/2027
35,740
East Montgomery County Improvement District Sales Tax RB
Series 2024 (AGC) (NR/AA)
3,500,000 5.250
08/15/2049
3,699,412
Edinburg Economic Development Corp. Sales Tax RB Series 2019
(NR/NR)
135,000 4.000
(c)
08/15/2029
131,898
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Edinburg Economic Development Corp. Sales Tax RB Series 2019
(NR/NR) – (continued)
$ 775,000 4.500%
(c)
08/15/2035
$ 744,032
575,000 5.000
(c)
08/15/2044
533,398
Edinburg Economic Development Corp. Sales Tax RB Series 2021
A (NR/NR)
1,175,000 3.125
08/15/2036
993,257
950,000 3.250
08/15/2041
726,915
El Paso County Hospital District Refunding RB Series 2024
(BAM) (NR/AA)
1,000,000 4.125
02/15/2049
922,848
1,570,000 4.250
02/15/2054
1,458,248
Fort Worth Special Assessment RB for Fort Worth Public
Improvement District No. 17 Major Improvement Project
Series 2017 (NR/NR)
100,000 5.000
(c)
09/01/2027
100,231
225,000 5.000
(c)
09/01/2032
225,769
330,000 5.125
(c)
09/01/2037
330,145
Frisco Independent School District, Collin and Denton Counties,
UT School Building and Refunding Bonds, Series 2023
(PSF-GTD) (Aaa/AAA)
310,000 5.000
02/15/2035
351,775
325,000 5.000
02/15/2036
366,015
600,000 5.000
02/15/2037
671,313
Galena Park independent School District A Political Subdivision of
The State of Texas Located in Harris County Texas UT School
Building Bonds Series 2024 (PSF-GTD) (Aaa/NR)
1,400,000 3.000
08/15/2049
1,113,926
Grand Parkway Transportation Corp. System RB Subordinate Tier
Series 2018 A (NR/AA+)
10,000,000 5.000
10/01/2037
10,415,793
Grand Parkway Transportation Corp. System Toll Convertible RB
Series 2013 B (NR/AA+)
4,095,000 5.800
10/01/2046
4,310,113
7,075,000 5.850
10/01/2047
7,448,649
Grand Parkway Transportation Corporation Grand Parkway
System Subordinate Tier Toll RB, Series 2018A
(Tela Supported) (NR/AA+)
4,000,000 5.000
10/01/2038
4,155,926
Greenwood Independent School District Midland County Texas UT
School Building Bonds Series 2024 (PSF-GTD) (NR/AAA)
2,500,000 5.000
02/15/2049
2,590,193
Harris County Industrial Development Corporation Marine
Terminal Refunding RB Energy Transfer LP Project Series
2023 (Baa2/BBB)
10,425,000 4.050
(a)(b)
11/01/2050
10,727,335
Harris County UT Road Refunding Bonds Series 2023A (Aaa/NR)
3,335,000 4.250
09/15/2048
3,254,145
Harris County, Texas Permanent Improvement Refunding Bonds,
Series 2023A (Aaa/NR)
2,000,000 5.000
09/15/2048
2,093,190
Harris County-Houston Sports Authority Second Lien Revenue
Refunding Bonds Series 2024B (AGC) (A1/AA)
1,500,000 5.000
11/15/2030
1,640,280
1,500,000 5.000
11/15/2031
1,659,748
1,500,000 5.000
11/15/2032
1,676,144

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Harrisburg Redevelopment Authority A Public Nonprofit Local
Government Corp. Acting On Behalf of The City of Houston
Texas Tax Increment Contract RB Series 2025 (AGC) (A1/AA)
$ 315,000 5.000%
09/01/2026
$ 318,918
325,000 5.000
09/01/2027
334,958
350,000 5.000
09/01/2028
366,954
335,000 5.000
09/01/2029
357,597
400,000 5.000
09/01/2030
434,205
260,000 5.000
09/01/2031
285,734
285,000 5.000
09/01/2032
316,081
345,000 5.000
09/01/2033
386,093
300,000 5.000
09/01/2034
338,876
Hays County Special Assessment RB for La Cima Public
Improvement District Neighborhood Improvement Project
Series 2022 (NR/NR)
316,000 4.750
(c)
09/15/2027
319,822
700,000 4.875
(c)
09/15/2032
734,173
Hays County, Texas, A Political Subdivision of The State of Texas
Special Assessment RB Series 2025 (NR/NR)
1,078,000 4.000
(c)
09/15/2035
1,078,052
Hays County, Texas, A Political Subdivision of The State of Texas
Special Assessment Revenue Refunding Bonds Series 2025
(NR/NR)
1,374,000 4.500
(c)
09/15/2035
1,377,171
1,514,000 5.625
(c)
09/15/2045
1,514,868
Hickory Creek Texas Special Assessment RB for Hickory Farms
Public Improvement Series 2019 (NR/NR)
400,000 4.000
(c)
09/01/2029
399,060
Hickory Creek Texas Special Assessment RB for Public
Improvement District No. 1 Series 2017 (NR/BBB-)
100,000 3.500
09/01/2026
99,665
105,000 3.500
09/01/2027
104,141
Highland Park Independent School District
4,255,000 5.250
02/15/2041
4,650,901
Highland Park Independent School District UT School Building
Bonds Series 2023 (PSF-GTD) (NR/AAA)
600,000 5.250
02/15/2039
667,672
2,390,000 5.250
02/15/2043
2,571,892
Houston Airport System RB Refunding for United Airlines, Inc.
Series 2020 A (NR/NR)
830,000 5.000
07/01/2027
843,244
Houston Airport System RB Refunding for United Airlines, Inc.
Series 2020 B-2 (NR/NR)
3,570,000 5.000
07/15/2027
3,628,496
Houston Airport System RB Refunding for United Airlines, Inc.
Series 2020 C (NR/NR)
3,600,000 5.000
07/15/2027
3,658,987
Houston Higher Education Finance Corp. RB for Houston Baptist
University Series 2021 (NR/BBB-)
440,000 3.375
10/01/2037
391,652
Houston Housing Finance Corp. Multifamily Housing Revenue
Notes for Summerdale Apartments Series 2023 (Aa1/NR)
2,440,000 5.000
(a)(b)
08/01/2041
2,450,611
Houston Independent School District Limited Tax Schoolhouse and
Refunding Bonds Series 2017 (PSF-GTD) (NR/NR)
725,000 4.000
(d)
02/15/2027
735,694
Houston Independent School District Limited Tax Schoolhouse and
Refunding Bonds Series 2017 (PSF-GTD) (Aaa/AAA)
2,700,000 4.000
02/15/2042
2,654,706
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Houston Texas Utility System Revenue First Lien Combine Utilility
System Revenue Reference Bonds 2015A (NR/NR)
$ 12,000,000 5.000%
11/15/2036
$ 12,008,135
Hutto Independent School District UT School Building Bonds
Series 2023 (PSF-GTD) (Aaa/AAA)
2,750,000 5.000
08/01/2048
2,859,025
500,000 5.000
08/01/2053
516,733
Jarrell Independent School District A Political Subdivision
of The State of Texas Located in Williamson County
Texas Unlimited Tax School Building Bonds Series 2024
(PSF-GTD) (NR/AAA)
1,000,000 5.000
02/15/2036
1,138,782
Joshua Farms Municipal Management District No. 1, Johnson
County, Special Assessment RB, Series 2023 Improvement
Areas 1-2 Project (NR/NR)
1,617,000 5.250
(c)
09/01/2043
1,634,383
Judson Independent School District UT School Building Bonds
Series 2024 (PSF-GTD) (Aaa/NR)
4,760,000 4.000
02/01/2053
4,383,825
Justin Special Assessment RB for Timberbrook Public
Improvement District No. 1 Major Improvement Area Project
Series 2018 (NR/NR)
1,315,000 5.000
(c)
09/01/2038
1,335,368
Karis Municipal Management District of Tarrant County
Assessment RB for Improvement Area #1 Series 2024
(NR/NR)
461,000 4.125
12/01/2031
466,675
Karnes County Hospital District A Political Subdivision of The
State of Texas Located In Karnes County Adjustable-Rate
Hospital Revenue Refunding Bonds Series 2024 (NR/NR)
5,900,000 5.000
(a)(b)
02/01/2044
6,169,893
Kaufman County Fresh Water Supply District No. 1-D GO Bonds
Series 2021 (NR/NR)
150,000 2.000
09/01/2026
147,303
150,000 2.000
09/01/2027
143,540
155,000 2.000
09/01/2028
144,529
160,000 2.000
09/01/2029
146,001
Kaufman County Fresh Water Supply District No. 1-D Unlimited
Tax Utility Bonds Series 2024 (AGC) (Baa3/AA)
1,090,000 4.375
09/01/2048
1,043,032
Kennedale Independent School District
1,795,000 5.000
02/15/2038
1,981,836
Kermit Independent School District UT School Building Bonds
Series 2023 (PSF-GTD) (NR/AAA)
1,000,000 5.000
02/15/2048
1,042,044
500,000 5.000
02/15/2053
516,927
Leander Independent School District UT School Building Bonds
Series 2022 (PSF-GTD) (NR/AAA)
1,145,000 5.000
08/15/2026
1,161,889
Longview Independent School District, A Political Subdivision of
The State of Texas Located In Gregg County Texas Unlimited
Tax School Building Bonds Series 2024 (PSF-GTD) (Aaa/NR)
1,000,000 4.000
02/15/2049
940,620
Love Field Airport Modernization Corp. General Airport Revenue
Refunding Bonds Series 2021 (NR/A)
3,620,000 5.000
11/01/2027
3,747,471

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Lower Colorado River Authority Transmission Contract Refunding
RB for LCRA Transmission Services Corp. Project Series
2024A (AGC) (NR/AA)
$ 3,500,000 5.000%
05/15/2042
$ 3,745,894
Lubbock Independent School District GO Bonds Series 2019
(PSF-GTD) (Aaa/AAA)
1,250,000 4.000
02/15/2040
1,257,217
Matagorda County Navigation District Number One Pollution
Control Revenue Refunding Bonds for Central Power and
Light Company Project Series 1996 (Baa3/BBB+)
2,660,000 4.250
05/01/2030
2,769,738
Matagorda County Texas Navigation District No. 1 PCRB
Refunding for Central Power & Light Co. Project Series 2001
A (Baa3/BBB+)
6,350,000 2.600
11/01/2029
6,152,022
Maypearl Independent School District
1,000,000 5.000
02/15/2037
1,114,128
Maypearl Independent School District Unlimited Tax School
Building Bonds Series 2023 (PSF-GTD) (NR/AAA)
1,350,000 5.000
02/15/2048
1,404,241
Memorial-Heights Redevelopment Authority RB for City
of Houston Reinvestment Zone No. 5 Series 2021
(AGM) (NR/AA)
2,500,000 3.000
09/01/2043
2,054,026
1,500,000 3.000
09/01/2048
1,129,158
Mission Economic Development Corp. Senior Lien RB for
Natgasoline Project Series 2018 (NR/BB-)
4,700,000 4.625
(c)
10/01/2031
4,700,653
Mission Economic Development Corporation Solid Waste Disposal
RB Graphic Packaging International, LLC Project, Series 2025
(Ba2/BB) (PUTABLE)
6,000,000 5.000
(a)(b)
12/01/2064
6,218,452
Mitchell County Hospital District GO Bonds Series 2020 (NR/NR)
535,000 5.250
02/15/2030
541,103
405,000 5.375
02/15/2035
413,716
Montgomery County Industrial Development Authority Retirement
Communities RB Acts Retirement-Life Communities Inc
Obligated Group Series 2025A (NR/NR)
482,000 4.500
09/15/2032
487,738
676,000 5.125
09/15/2045
677,611
Montgomery County Toll Road Authority Senior Lien RB Series
2018 (NR/A)
710,000 5.000
09/15/2033
710,910
750,000 5.000
09/15/2034
750,922
790,000 5.000
09/15/2035
790,911
Montgomery County Toll Road Authority Senior Lien Toll Road
RB Series 2018 (NR/A)
1,650,000 5.000
09/15/2030
1,652,398
New Hope Cultural Education Facilities Finance Corp Revenue &
Refunding Bonds Series 2021 (Ba2/BB+)
2,535,000 4.000
(c)
08/15/2036
2,347,219
New Hope Cultural Education Facilities Finance Corp. Education
RB Jubilee Academic Center 2024A and Taxable Education
RB 2024B (NR/BB+)
2,465,000 4.500
(c)
08/15/2044
2,208,166
New Hope Cultural Education Facilities Finance Corp. Education
Revenue and Refunding Bonds Jubilee Academic Center
Series 2021 (Ba2/BB+)
1,325,000 4.000
(c)
08/15/2026
1,321,323
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
New Hope Cultural Education Facilities Finance Corp. Education
Revenue Refunding Bonds for Jubilee Academic Center Series
2021 (Ba2/BB+)
$ 2,100,000 4.000%
(c)
08/15/2041
$ 1,836,161
New Hope Cultural Education Facilities Finance Corp. RB for
CHF-Collegiate Housing College Station I LLC Series 2014 A
(AGM) (A1/AA)
250,000 5.000
04/01/2046
250,000
New Hope Cultural Education Facilities Finance Corp. RB
Refunding for Wichita Falls Retirement Foundation Obligated
Group Series 2021 (NR/NR)
175,000 2.000
01/01/2026
175,000
New Hope Cultural Education Facilities Finance Corp. Senior
Living RB for Sanctuary LTC Project Series 2021A-1
(NR/NR)
4,525,000 5.500
01/01/2057
4,121,264
New Hope Cultural Education Facilities Finance Corp. Student
Housing RB for Cityscape Schools, Inc. Series 2019 A
(NR/BBB-)
325,000 4.000
(c)
08/15/2029
325,246
610,000 5.000
(c)
08/15/2039
612,696
New Hope Cultural Education Facilities Finance Corp. Student
Housing RB for Collegiate Housing Island Campus Project
Series 2017 A (NR/NR)
765,000 5.000
04/01/2027
788,665
New Hope Cultural Education Facilities Finance Corp. Student
Housing RB for Station II, LLC - Texas A&M University
Collegiate Housing Corpus Christi Project Series 2016 A
(NR/NR)
335,000 5.000
(d)
04/01/2026
337,012
New Hope Cultural Education Facilities Finance Corp. Texas
Senior Living RB Series 2021A-1 (NR/NR)
6,400,000 5.250
01/01/2042
6,262,321
North Texas Tollway Authority RB Convertible Capital
Appreciation Special Project System Series 2011 (NR/NR)
1,000,000 7.000
(d)
09/01/2031
1,202,719
North Texas tollway Authority RB for First Tier Series 2008 D
(AGC) (Aa3/AA)
4,900,000 0.000
(f)
01/01/2037
3,331,978
North Texas Tollway Authority RB for Second Tier Series 2021 B
(A1/A+)
225,000 4.000
01/01/2040
221,708
North Texas Tollway Authority RB Refunding for Second Tier
Series 2017 B (A1/A+)
2,000,000 5.000
01/01/2032
2,043,502
North Texas Tollway Authority Revenue System Reference Bonds
A (Aa3/AA-)
2,925,000 5.000
01/01/2038
3,022,938
North Texas Tollway Authority Revenue System Reference Bonds
A (Aa3/NR)
2,075,000 5.000
(d)
01/01/2028
2,171,170
Northside Independent School District
650,000 5.000
08/15/2037
721,691
Northside Independent School District Texas Bexar County Hill
Variable Rate Unlimited Tax School Building and Refunding
Bonds Series 2024B (PSF-GTD) (Aaa/NR)
10,160,000 3.450
(a)(b)
08/01/2054
10,233,267

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Northside Independent School District, Bexar County UT
School Building and Refunding Bonds, Series 2023A
(PSF-GTD) (Aaa/NR)
$ 1,930,000 4.000%
08/15/2045
$ 1,858,933
Northside Independent School District, Bexar County,
Variable Rate UT School Building Bonds, Series 2023B
(PSF-GTD) (Aaa/NR)
4,895,000 3.000
(a)(b)
08/01/2053
4,895,700
Northwest Independent School District
8,000,000 5.000
02/15/2049
8,283,672
Perryton Independent School District Unlimited Tax School
Building Bonds Series 2023 (PSF-GTD) (NR/AAA)
2,775,000 4.125
08/15/2048
2,676,288
Pilot Special Assessment RB, Bryson Ranch Public Improvement
District 2025 (NR/NR)
266,000 5.000
(c)
09/15/2030
272,082
350,000 5.250
(c)
09/15/2035
365,037
Plainview Independent School District Adjustable Rate UT School
Building Bonds Series 2020B (PSF-GTD) (Aaa/NR)
2,100,000 4.000
(a)(b)
02/15/2050
2,115,451
Port Beaumont Navigation District RB for Jefferson 2020 Bond
Lessee & Borrower LLC Obligated Group Series 2021 A
(NR/NR)
750,000 1.875
(c)
01/01/2026
750,000
550,000 2.000
(c)
01/01/2027
538,347
575,000 2.125
(c)
01/01/2028
552,491
800,000 2.250
(c)
01/01/2029
755,215
850,000 2.500
(c)
01/01/2030
795,755
800,000 2.625
(c)
01/01/2031
740,775
Port of Beaumont Industrial Development Authority RB for
Jefferson 2020 Bond Lessee & Borrower LLC Obligated
Group Series 2021 B (NR/NR)
13,100,000 4.100
(c)
01/01/2028
11,929,900
Port of Beaumont Navigation District of Jefferson County Texas
Dock and Wharf Facility RB Series 2024A (NR/NR)
1,650,000 5.000
(c)
01/01/2039
1,627,361
Port of Beaumont Navigation District of Jefferson County Texas
Facility RB Series 2024B (NR/NR)
3,400,000 10.000
(c)
07/01/2026
3,413,245
Prosper Independent School District (PSF-GTD) (Aaa/NR)
1,175,000 5.000
02/15/2038
1,328,050
Prosper Independent School District Adjustable Rate UT School
Building Bonds Series 2019B (PSF-GTD) (Aaa/NR)
2,600,000 4.000
(a)(b)
02/15/2050
2,620,569
Royse City Special Assessment RB for Creekshaw Public
Improvement District Improvement Area Project Series 2022
(NR/NR)
284,000 5.250
(c)
09/15/2032
296,529
590,000 5.875
(c)
09/15/2042
609,035
Royse Special Assessment RB for Parkside Village Public
Improvement District Series 2019 (NR/NR)
285,000 3.625
(c)
09/15/2029
278,464
1,250,000 4.125
(c)
09/15/2039
1,189,370
San Antonio Housing Trust Public Facility Corporation
Multifamily Housing RB Palladium San Antonio Series 2024
(Aa1/NR) (PUTABLE)
2,190,000 3.450
(a)(b)
07/01/2029
2,205,447
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Sherman Independent School District Unlimited Tax School
Building Bonds Series 2023-B (PSF-GTD) (Aaa/AAA)
$ 5,000,000 5.000%
02/15/2048
$ 5,194,685
4,000,000 5.000
02/15/2053
4,130,483
SMHA Finance Public Facility Corporation Texas Multifamily
Housing Revenue Bonds Centerpoint Depot Series 2024
(Aa1/NR) (PUTABLE)
5,335,000 3.700
(a)(b)
07/01/2028
5,393,586
South Manvel Development Authority Tax Increment Contract RB
Series 2023 (NR/NR)
1,115,000 4.500
04/01/2030
1,124,391
1,600,000 5.000
04/01/2038
1,640,153
South Manvel Development Authority Tax Increment Contract RB
Series 2024 (NR/NR)
1,450,000 4.500
04/01/2039
1,455,009
Southwest Houston Redevelopment Authority RB for City
of Houston TX Reinvestment Zone No. 20 Series 2020
(AGM) (NR/AA)
325,000 5.000
09/01/2027
337,049
380,000 5.000
09/01/2029
409,741
450,000 4.000
09/01/2032
467,524
395,000 4.000
09/01/2034
404,450
615,000 4.000
09/01/2036
623,576
1,040,000 2.625
09/01/2038
884,624
1,230,000 2.750
09/01/2039
1,040,331
1,200,000 2.750
09/01/2040
985,804
Spring Independent School District UT School Building Bonds
Series 2023 (Aa2/AA-)
4,725,000 4.000
08/15/2052
4,211,582
State of Texas College Student Loan GO Unlimited Bonds Series
2019 (Aaa/AAA)
5,905,000 5.000
08/01/2026
5,973,265
4,000,000 5.000
08/01/2029
4,258,081
Strategic Housing Finance Corporation of Travis County
Multifamily Housing RB Series 2024 (Aa1/NR)
4,755,000 3.350
(a)(b)
03/01/2046
4,768,852
Tarrant County Cultural Education Facilities Finance Corp. RB for
Christus Health Series 2018B (A2/A)
9,980,000 5.000
07/01/2035
10,510,216
Tarrant County Cultural Education Facilities Finance Corp.
Revenue Refunding Bonds Christus Health Series 2024B
(A2/NR)
1,025,000 5.000
07/01/2026
1,036,263
1,550,000 5.000
07/01/2027
1,601,879
1,650,000 5.000
07/01/2028
1,736,198
Tarrant County Cultural Education Facilities Finance Corporation
Christus Health Obligation Group RB Series 2018 B (A2/A)
4,885,000 5.000
07/01/2036
5,128,594
Tarrant County Cultural Education Facilities Finance Corporation
Revenue Refunding Bonds Trinity Terrace Project Series 2024
(NR/NR)
825,000 5.000
10/01/2031
889,062
1,075,000 5.000
10/01/2044
1,084,246
Tarrant County Hospital District LT Bonds Series 2023 (Aa1/NR)
2,200,000 4.250
08/15/2053
2,046,769
Tarrant County Housing Finance Corp. Multifamily Housing RB
for Tobias Place Apartments Series 2023B (FNMA) (Aa1/NR)
1,875,000 5.000
(a)(b)
03/01/2027
1,880,883

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Texas Department of Housing and Community Affairs
Multifamily Housing RB Gulfway Manor Series 2024
(HUD SECT 8) (Aa1/NR)
$ 7,500,000 3.250%
(a)(b)
08/01/2028
$ 7,501,313
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien
Series 2006 B (A1/A-)
(3M USD SOFR + 0.70%)
975,000 3.370
(e)
12/15/2026
976,780
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien
Series 2008 D (A1/A-)
1,590,000 6.250
12/15/2026
1,640,112
Texas Municipal Gas Acquisition & Supply Corp. II RB Series
2007 B (A1/A)
(SIFMA Municipal Swap Index Yield + 0.55%)
1,070,000 3.870
(e)
09/15/2027
1,067,750
Texas Municipal Gas Acquisition and Supply Corp. II RB for
SOFR Index Rate Series 2012 C (A1/A)
(3M USD SOFR + 0.86%)
44,725,000 3.320
(e)
09/15/2027
44,765,203
Texas Municipal Gas Acquisition and Supply Corp. III Gas Supply
Revenue Refunding Bonds Series 2021 (A1/BBB+)
3,260,000 5.000
12/15/2028
3,412,879
Texas Municipal Gas Acquisition and Supply Corp. V Gas Supply
RB Series 2024 (A1/NR)
13,300,000 5.000
(a)(b)
01/01/2055
14,353,190
Texas Municipal Gas Acquisition and Supply Corporation Iii Gas
Supply RR Bonds, Series 2021 (A1/BBB+)
8,740,000 5.000
12/15/2031
9,448,929
Texas Municipal Gas Acquisition and Supply Corporation IV Gas
Supply  RB, Series 2023B (A1/NR)
10,000,000 5.500
(a)(b)
01/01/2054
11,115,796
Texas Private Activity Bond Surface Transportation Corporation
Senior Lien RB for NTE Mobility Partners LLC North Tarrant
Express Project, Series 2023 (Baa1/NR)
4,165,000 5.500
12/31/2058
4,315,213
Texas Private Activity Bonds Surface Transportation Corp. RB
Refunding for NTE Mobility Partners LLC Series 2019 A
(Baa1/NR)
4,040,000 5.000
12/31/2032
4,324,988
7,030,000 5.000
12/31/2036
7,417,339
Texas Public Finance Authority Texas Southern University Revenue
Financing System Bonds, Series 2023 (BAM) (NR/AA)
1,335,000 5.250
05/01/2040
1,455,965
Texas Transportation Commission Central Texas Turnpike System
First Tier Revenue Refunding Put Bonds Series 2024-B (A2/A)
3,000,000 5.000
(a)(b)
08/15/2042
3,237,272
Texas Transportation Commission Central Texas Turnpike System
Second Tier Revenue Refunding Bonds Series 2024-C (A3/A-)
19,000,000 5.000
08/15/2038
21,229,943
Texas Transportation Commission State Highway Improvement GO
Refunding Bonds Series 2024 (Aaa/AAA)
5,000,000 5.000
04/01/2026
5,030,362
Texas Water Development Board State Water Implementation
Revenue Fund for Texas RB Series 2015A (NR/AAA)
6,295,000 4.000
10/15/2040
6,232,152
Texas Water Development Board State Water Implementation
Revenue Fund For Texas Reseve Bonds Series 2024A
(NR/AAA)
3,000,000 5.000
10/15/2049
3,137,304
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
The Lakes Fresh Water Supply District of Denton County UT Road
Bonds Series 2022 (AGM) (A1/AA)
$ 3,230,000 3.000%
09/01/2047
$ 2,553,489
Town of Lakewood Village Special Assessment RB for Lakewood
Village Public Improvement District Project Series 2022
(NR/NR)
200,000 4.375
(c)
09/15/2027
199,844
445,000 4.750
(c)
09/15/2032
456,809
1,200,000 5.250
(c)
09/15/2042
1,221,241
Town of Little Elm Special Assessment RB for Spiritas East Public
Improvement Project Series 2022 (NR/NR)
205,000 3.500
(c)
09/01/2032
192,851
Town of Little Elm Special Assessment RB for Valencia Public
Improvement District Project Series 2022 (NR/NR)
220,000 6.000
(c)
09/01/2027
222,449
712,000 6.125
(c)
09/01/2032
758,745
Town of Little Elm Special Assessment RB for Valencia Public
Improvement Project Series 2021 (NR/NR)
811,000 4.000
(c)
09/01/2047
693,943
Town of Little Special Assessment RB for Hillstone Pointe Public
Improvement District No. 2 Phases 2-3 Project Series 2018
(NR/NR)
235,000 5.250
(c)
09/01/2028
240,122
Town of Little Special Assessment RB for Lakeside Estates Public
Improvement District No. 2 Project Series 2017 (NR/NR)
100,000 4.500
(c)
09/01/2027
101,059
Town of Providence Village Texas A Municipal Corporation of The
State of Texas Located In Denton County Special Assessment
RB Series 2024 (NR/NR)
230,000 4.375
(c)
09/01/2031
231,483
650,000 5.000
(c)
09/01/2044
640,120
Town of Providence Village Texas Special Assessment RB Series
2025 (NR/NR)
636,000 4.250
(c)
09/01/2030
638,115
413,000 4.500
(c)
09/01/2035
413,607
Travis County Development Authority Contract Assessment RB
for Bella Fortuna Public Improvement District Series 2024
(NR/NR)
843,000 5.375
(c)
09/01/2044
857,949
750,000 5.625
(c)
09/01/2051
761,780
Travis County Development Authority Contract Assessment RB for
Longview 71 Public Improvement District Improvement Area
# 1 Project Series 2024 (NR/NR)
600,000 5.000
(c)
09/01/2044
599,460
Travis County Development Authority Contract Assessment RB for
Turner’s Crossing Public Improvement District Improvement
Area #1 Commercial Lot 98 and Improvement Area #2 Project
Series 2025 (NR/NR)
1,400,000 5.250
09/01/2054
1,366,615
Travis County Development Authority Contract Assessment RB for
Turner's Crossing Public Improvement District Improvement
Area Project Series 2022 (NR/NR)
868,000 5.375
(c)
09/01/2042
897,184
Travis County Housing Finance Corporation Multifamily Housing
RB for Bluestein Boulevard Apartments Series 2024 (Aa1/NR)
3,615,000 3.400
(a)(b)
01/01/2059
3,642,197
Travis County Texas Permanent Improvement Bonds Series 2024
(Aaa/AAA)
840,000 4.000
03/01/2043
824,203

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Travis County Texas Unlimited Tax Road Bonds Series 2024
(Aaa/AAA)
$ 965,000 4.000%
03/01/2044
$ 938,812
University Houston Consolidated RB Refunding Series 2017 C
(Aa2/AA+)
8,600,000 3.250
02/15/2041
7,858,193
Uptown Development Authority Tax Allocation Refunding Bonds
for City of Houston Reinvestment Zone No. 16 Series 2021
(Baa2/NR)
950,000 3.000
09/01/2034
865,809
Viridian Municipal Management District Special Assessment
Bonds Series 2020 (NR/NR)
308,000 2.875
12/01/2030
286,637
Viridian Municipal Management District Tarrant County Special
Assessment RB Series 2018 (NR/NR)
360,000 4.250
12/01/2029
360,005
1,159,000 4.625
12/01/2035
1,159,077
1,704,000 5.000
12/01/2045
1,662,738
Westpointe Special Improvement District Limited Ad Valorem Tax
Road Bonds Series 2024 (BAM) (Baa2/AA)
1,000,000 5.000
08/15/2045
1,025,079
Westside 211 Special Improvement District Limited Ad Valorem
Tax And Subordinate Lien Sales And Use Tax Road Bonds,
Series 2025 (BAM) (Baa3/AA)
4,000,000 5.000
08/15/2053
3,997,168
Westside 211 Special Improvement District Limited Ad Valorem
Tax Subordinate Lien Sales Use Tax Road Bonds Series 2022
(Baa3/NR)
740,000 5.375
08/15/2042
748,493
1,000,000 5.625
08/15/2052
1,004,240
Westside 211 Special Improvement Project District LT &
Subordinate Lien Sales & Use Tax Road Bonds Series 2021
(Baa3/NR)
325,000 3.000
08/15/2034
301,241
345,000 3.000
08/15/2036
308,225
745,000 3.000
08/15/2039
612,106
Williamson County Texas Unlimited Tax Road Bonds Limited Tax
Notes Series 2024 (NR/AAA)
3,500,000 5.000
02/15/2026
3,509,981
Wise County Texas Tax Notes Series 2024 (NR/AA+)
1,070,000 5.000
02/15/2026
1,072,661
1,130,000 5.000
02/15/2027
1,157,269
1,070,000 5.000
02/15/2028
1,119,972
Yoakum Independent School District Unlimited Tax School
Building Bonds Series 2023 (PSF-GTD) (NR/AAA)
1,000,000 4.250
02/15/2048
982,232
992,149,325
Utah - 1.0%
Black Desert Public Infrastructure District GO Bonds Series 2021
A (NR/NR)
1,675,000 3.250
(c)
03/01/2031
1,598,192
1,875,000 3.500
(c)
03/01/2036
1,709,976
1,900,000 3.750
(c)
03/01/2041
1,678,101
Black Desert Public Infrastructure District In Ivins City
Washington County Utah Special Assessment Bonds Series
2024 (NR/NR)
2,300,000 5.625
(c)
12/01/2053
2,318,110
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Utah – (continued)
Copper Rim Infrastructure Financing District in The City of West
Jordan Salt Lake County Utah Special Assessment Bonds
Series 2025 (NR/NR)
$ 1,750,000 6.125%
(c)
12/01/2054
$ 1,799,141
Intermountain Power Agency Power Supply RB 2023 Series A
(Tax-Exempt) (Aa3/NR)
6,500,000 5.000
07/01/2034
7,302,753
Medical School Campus Public Infrastructure District GO Bonds
Series 2020 A (NR/NR)
3,875,000 5.250
(c)
02/01/2040
3,536,820
Mida Cormont Public Infrastructure District Limited Tax GO
Bonds Series 2025A-1 (NR/NR)
2,200,000 6.250
(c)
06/01/2055
2,307,984
Mida Mountain Village Public Infrastructure District Subordinate
Tax Allocation RB Series 2024-2 (NR/NR)
1,750,000 5.500
(c)
06/15/2039
1,797,696
1,000,000 5.750
(c)
06/15/2044
1,023,871
Salt Lake City Airport RB
1,060,000 5.000
07/01/2047
1,060,863
Salt Lake City Airport RB
3,035,000 5.000
07/01/2051
3,060,091
Salt Lake City Airport RB for Salt Lake City International Airport
Series 2023A (AMT) (A1/A+)
1,500,000 5.250
07/01/2053
1,537,600
6,300,000 5.500
07/01/2053
6,588,157
Salt Lake City International Airport RB Series 2018A (A1/A+)
10,525,000 5.000
07/01/2036
10,881,618
5,000,000 5.000
07/01/2038
5,143,595
7,500,000 5.250
07/01/2048
7,592,766
Salt Lake City International Airport RB Series 2018A
(AMT) (A1/A+)
4,000,000 5.000
07/01/2029
4,189,137
Salt Lake City International Airport RB Series 2021A (A1/A+)
2,000,000 5.000
07/01/2046
2,030,585
1,500,000 4.000
07/01/2051
1,317,183
Salt Lake City International Airport RB Series 2023A (A1/A+)
200,000 5.250
07/01/2048
207,279
Salt Lake City Utah Public Utilities RB Series 2025 (Aa1/AAA)
20,875,000 5.250
02/01/2055
22,208,111
Salt Lake City, Utah Airport RB, Series 2017A
(AMT) Salt Lake City International Airport (A1/A+)
5,200,000 5.000
07/01/2042
5,244,640
Utah Charter School Finance Authority Charter School RB for
Beehive Science & Technology Academy Project Series 2021A
(NR/NR)
2,325,000 4.000
(c)
10/15/2041
1,864,779
Utah Charter School Finance Authority Charter School RB Series
2022A (NR/BB+)
1,610,000 5.625
(c)
06/15/2042
1,616,713
Utah Charter School Finance Authority Charter School Revenue
Refunding Bonds Series 2022A (NR/BB)
500,000 4.000
(c)
07/15/2037
439,369
3,485,000 4.250
(c)
07/15/2050
2,687,164
Utah Charter School Finance Authority Charter School Revenue
Refunding Bonds Series 2022B (NR/BB)
35,000 5.750
(c)
07/15/2026
34,937
Utah Charter School Finance Authority RB for Bridge Elementary
Project Series 2021A (NR/NR)
890,000 4.000
(c)
06/15/2041
739,496

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Utah – (continued)
Utah Charter School Finance Authority RB Refunding for Summit
Academy, Inc. Series 2019 A (UT CSCE) (NR/AA)
$ 700,000 5.000%
04/15/2039
$ 722,055
625,000 5.000
04/15/2044
632,538
1,150,000 5.000
04/15/2049
1,154,915
Utah Housing Corp. Multifamily Housing RB for Promontory
Place Apartments Series 2024B (Aa1/NR)
2,285,000 3.400
(a)(b)
02/01/2028
2,300,361
Utah Housing Corporation Multifamily Housing RB Liberty
Corner Series 2025 (Aa1/NR) (PUTABLE)
3,000,000 3.000
(a)(b)
09/01/2045
2,988,764
111,315,360
Vermont - 0.1%
University of Vermont State Agricultural College GO Bonds Series
2017 (Aa3/A+)
365,000 5.000
10/01/2043
372,366
Vermont Economic Development Authority RB Refunding for
Wake Robin Corp. Series 2017 A (NR/NR)
585,000 5.000
05/01/2026
586,955
Vermont Economic Development Authority Solid Waste Disposal
RB Casella Waste Systems, Inc. Project Series 2022A-2
(B1/B+)
1,000,000 4.375
(a)(b)(c)
06/01/2052
1,006,498
Vermont Economic Development Authority Solid Waste Disposal
RB for Casella Waste System Project Series 2022 (B1/B+)
2,175,000 5.000
(a)(b)(c)
06/01/2052
2,194,453
Vermont Educational and Health Buildings Financing Agency RB
Saint Michael’s College Project, Series 2023 (NR/BBB-)
2,700,000 5.500
(c)
10/01/2043
2,436,940
6,597,212
Virgin Islands - 0.1%
Matching Fund Special Purpose Securitization Corp. Matching
Fund Securitization Bonds Series 2022A (NR/NR)
825,000 5.000
10/01/2039
857,067
Virgin Islands Public Finance Authority RB Refunding for Virgin
Islands Gross Receipts Taxes Loan Note Series 2014 C
(NR/NR)
3,250,000 5.000
(c)
10/01/2039
3,250,047
Virgin Islands Public Finance Authority RB Series 2014 A
(AGM-CR) (A1/AA)
5,000,000 5.000
(c)
10/01/2034
5,014,730
Virgin Islands Transportation & Infrastructure Corporation Grant
Anticipation RB Federal Highway Grant Anticipation Revenue
Loan Note, Series 2025 (NR/A)
1,500,000 5.000
09/01/2040
1,657,513
1,225,000 5.000
09/01/2041
1,342,698
1,200,000 5.000
09/01/2042
1,301,333
1,750,000 5.000
09/01/2044
1,866,466
15,289,854
Virginia - 1.2%
Alexandria Redevelopment and Housing Authority Multifamily
Housing RB 431 S Columbus St Block 4 Series 2024
(HUD SECT 8) (Aa1/NR)
3,650,000 3.200
(a)(b)
12/01/2054
3,653,481
City of Virginia Beach Development
Authority Residential Care Facility RB
2,700,000 7.000
09/01/2053
2,963,167
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Virginia – (continued)
Economic Development Authority of The City of Salem, Virginia
Educational Facilities RB Roanoke College, Series 2025
(NR/BBB+)
$ 1,000,000 5.000%
04/01/2040
$ 1,035,943
Economic Development Authority of The City of Winchester
Virginia RB Valley Health System Obligated Group Series
2024A (A1/A+)
1,425,000 5.000
01/01/2040
1,554,440
5,365,000 5.000
01/01/2041
5,790,195
2,180,000 5.000
01/01/2042
2,327,266
Fairfax County Redevelopment & Housing Authority Multifamily
Housing RB for Dominion Square North Project Series 2023
(Aa1/NR)
1,825,000 5.000
(a)(b)
01/01/2045
1,877,819
Farmville Industrial Development Authority RB Refunding for
Longwood Housing Foundation LLC Series 2020 A (NR/BB+)
3,000,000 5.000
01/01/2040
3,000,287
Harrisonburg Redevelopment and Housing Authority Multifamily
Housing RB Helios Series 2023 (Aa1/NR)
4,750,000 3.570
(a)(b)
10/01/2045
4,785,400
Industrial Development Authority of Arlington County Hospital RB
for VHC Health Series 2023A (NR/A+)
6,700,000 5.000
(a)(b)
07/01/2053
7,241,190
Norfolk Redevelopment and Housing Authority Multifamily
Housing RB Braywood Manor Apartments, Series 2023
(HUD SECT 8) (Aa1/NR)
4,215,000 5.000
(a)(b)
05/01/2043
4,240,945
Salem Economic Development Authority RB Refunding for
Roanoke College Series 2020 (NR/BBB+)
45,000 5.000
04/01/2027
45,865
50,000 5.000
04/01/2028
51,601
460,000 5.000
04/01/2029
481,053
350,000 5.000
04/01/2030
370,588
740,000 5.000
04/01/2031
779,891
300,000 5.000
04/01/2032
314,804
650,000 5.000
04/01/2033
679,781
395,000 5.000
04/01/2034
410,717
110,000 5.000
04/01/2035
113,847
430,000 5.000
04/01/2036
443,209
1,030,000 5.000
04/01/2037
1,056,910
410,000 4.000
04/01/2039
392,785
265,000 4.000
04/01/2040
247,995
Tobacco Settlement Financing Corp. RB for Capital Appreciation
Subseries 2007 A-1 (B3/B-)
8,385,000 6.706
06/01/2046
6,689,571
Tobacco Settlement Financing Corp. RB for Capital Appreciation
Subseries 2007 C (NR/CCC-)
123,090,000 0.000
(f)
06/01/2047
31,155,950
Tobacco Settlement Financing Corp. RB for Capital Appreciation
Subseries 2007 D (NR/CCC-)
13,500,000 0.000
(f)
06/01/2047
3,346,939
University of Virginia Rector & Visitors General Revenue Pledge
Refunding Bonds Series 2015A (Aaa/AAA)
20,705,000 5.000
04/01/2045
20,705,019
Virginia Beach Development Authority Residential Care
Facility Tax Exempt Mandatory Paydown Securities RB for
Westminster-Canterbury On Chesapeake Bay Series 2023B-3
(NR/NR)
3,975,000 5.375
09/01/2029
4,020,450

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Virginia – (continued)
Virginia College Building Authority Educational Facilities RB
Regent University Project, Series 2025 (NR/BBB)
$ 2,670,000 6.000%
06/01/2050
$ 2,833,948
Virginia Housing Development Authority RB Series 2019 E
(Aa1/AA+)
5,000,000 3.100
12/01/2045
4,043,967
Virginia Housing Development Authority Rental Housing Bonds
2024 Series C (NON-AMT) (Aa1/AA+)
1,000,000 4.800
12/01/2049
999,654
Virginia Housing Development Authority Rental Housing Bonds
2025 Series A (NON-AMT) (Aa1/AA+)
550,000 3.250
03/01/2029
550,214
1,750,000 3.250
09/01/2029
1,754,125
Virginia Small Business Financing Authority Private Activity Tax
Exempt Senior Lien RB for Transform 66 P3 Project Series
2017 (Baa3/NR)
4,735,000 5.000
12/31/2056
4,487,385
Virginia Small Business Financing Authority Refunding RB
Hampton University Series 2025 (NR/A-)
2,600,000 5.000
10/01/2036
2,875,143
2,700,000 5.000
10/01/2037
2,975,896
Virginia Small Business Financing Authority Senior Lien Revenue
Refunding Bonds Series 2022 (Baa1/NR)
1,875,000 5.000
12/31/2052
1,870,025
Virginia Small Business Financing Authority Solid Waste Disposal
RB Series 2018 (NR/B-)
300,000 5.000
(a)(b)(c)
01/01/2048
285,939
Virginia Small Business Financing Authority Tax Exempt Senior
Lien Private Activity RB Series 2017 (Baa3/NR)
5,385,000 5.000
12/31/2049
5,185,630
4,950,000 5.000
12/31/2052
4,740,058
142,379,092
Washington - 1.7%
Bethel School District No. 403 Pierce County Washington
Unlimited Tax GO Bonds 2024 (SCH BD GTY) (Aaa/NR)
7,000,000 5.000
12/01/2041
7,730,695
5,980,000 5.000
12/01/2042
6,536,947
4,185,000 5.000
12/01/2043
4,531,928
City of Seattle Drainage and Wastewater System Improvement and
Refunding RB Series 2022 (Aa1/AA+)
1,200,000 4.000
09/01/2036
1,255,339
2,665,000 4.000
09/01/2037
2,765,937
City of Seattle RB for Municipal Light & Power Improvement
Series 2018 A (Aa2/AA)
3,340,000 4.000
01/01/2033
3,412,769
6,715,000 4.000
01/01/2034
6,835,913
11,655,000 4.000
01/01/2043
11,466,403
City of Seattle RB Refunding for Drainage & Wastewater Series
2014 (Aa1/AA+)
13,715,000 4.000
05/01/2044
13,385,412
City of Seattle RB Refunding for Drainage & Wastewater Series
2017 (Aa1/AA+)
6,555,000 4.000
07/01/2035
6,634,875
City of Tacoma Washington Electric System RB, Series 2025A
(NR/AA)
8,275,000 5.250
01/01/2050
8,794,020
Energy Northwest Columbia Generating Station Electric Revenue
and Refunding Bonds, Series 2025-A (Aa2/AA-)
7,175,000 5.000
07/01/2042
7,920,379
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Washington – (continued)
Energy Northwest Columbia Generating Station Electric Revenue
Refunding Bonds Series 2021-A (Aa2/AA-)
$ 8,830,000 4.000%
07/01/2042
$ 8,856,194
Highline School District No. 401, King County, Washington UT
GO Bonds, 2023 (SCH BD GTY) (Aaa/NR)
2,750,000 5.000
12/01/2039
3,027,725
Port of Seattle Industrial Development Corp. RB Refunding for
Delta Air Lines, Inc. Series 2012 (NR/BBB-)
5,170,000 5.000
04/01/2030
5,171,174
Port of Seattle Intermediate Lien RB Series 2017C (Aa3/AA-)
4,740,000 5.000
05/01/2042
4,778,154
Port of Seattle Intermediate Lien RB Series 2018A
(AMT) (Aa3/AA-)
5,000,000 5.000
05/01/2038
5,077,784
Port of Seattle Intermediate Lien RB Series 2019 (Aa3/AA-)
7,000,000 5.000
04/01/2039
7,233,782
Port of Seattle Intermediate Lien Revenue and Refunding Bonds
Series 2021C (Aa3/AA-)
4,000,000 5.000
08/01/2037
4,290,917
700,000 4.000
08/01/2041
679,626
Port of Seattle Intermediate Lien Revenue Bonds Series 2018A
(Aa3/AA-)
2,500,000 5.000
05/01/2043
2,515,622
Port of Seattle Intermediate Lien Revenue Refunding Bond Series
2022A (Aa3/AA-)
865,000 5.000
08/01/2028
920,125
Port of Seattle RB Refunding for Intermediate Lien Series 2021 C
(Aa3/AA-)
5,000,000 5.000
08/01/2039
5,311,759
Port of Tacoma Revenue and Refunding Bonds 2016B (Aa3/AA+)
12,455,000 5.000
12/01/2043
12,468,502
Public Hospital District No. 2 Quincy Valley Medical Center UT
GO Bonds 2024 (Baa1/NR)
800,000 5.500
12/01/2044
834,579
Spokane County Washington Airport RB Series 2024B
(AMT) (A2/A)
3,210,000 5.250
01/01/2042
3,407,576
State of Washington Various Purpose GO Bonds Series R-2022A
(Aaa/AA+)
2,490,000 5.000
02/01/2027
2,557,929
Washington Health Care Facilities Authority RB
(Commonspirit Health) Series 2019A-2 (A3/A-)
5,000,000 5.000
08/01/2037
5,216,576
1,140,000 5.000
08/01/2039
1,182,201
Washington Health Care Facilities Authority RB for Commonspirit
Health Series 2019A-1 (A3/A-)
3,370,000 4.000
08/01/2044
3,056,158
Washington Health Care Facilities Authority RB Refunding for
CommonSpirit Health Obligated Group Series 2019 A-1
(A3/A-)
2,000,000 5.000
08/01/2037
2,086,630
285,000 5.000
08/01/2038
296,420
Washington Health Care Facilities Authority RB Refunding for
CommonSpirit Health Obligated Group Series 2019 A-2
(A3/A-)
570,000 5.000
08/01/2036
597,142
Washington Higher Education Facilities Authority RB for Seattle
University Project Series 2020 (NR/A)
1,200,000 4.000
05/01/2050
1,030,920

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Washington – (continued)
Washington State Convention Center Public Facilities District
Junior Lodging Tax Notes 2021 (NR/NR)
$ 1,050,000 4.000%
07/01/2031
$ 1,083,453
Washington State Convention Center Public Facilities District RB
Series 2018 (A3/BBB+)
320,000 5.000
07/01/2029
333,468
11,450,000 5.000
07/01/2048
11,477,469
Washington State Convention Center Public Facilities District
Subordinate Lodging Tax Bonds 2018 (Baa1/BBB-)
2,560,000 5.000
07/01/2043
2,578,207
Washington State Convention Center Public Facilities District
Subordinate Lodging Tax Refunding Bonds Series 2021B
(Baa1/BBB-)
2,925,000 4.000
07/01/2043
2,697,474
Washington State Housing Finance
Commission Nonprof it Housing RB
2,875,000 4.500
(c)
07/01/2030
2,875,666
Washington State Housing Finance Commission Nonprofit
Housing RB for Presbyterian Retirement Communities
Northwest Obligated Group Transforming Age Projects Series
2019 A (NR/NR)
745,000 5.000
(c)
01/01/2034
761,946
1,400,000 5.000
(c)
01/01/2039
1,414,025
Washington State Housing Finance Commission Nonprofit
Housing Revenue and Refunding RB Josephine Caring
Community Project Series 2025B1 (Tax-Exempt) (NR/NR)
5,550,000 4.200
(c)
07/01/2030
5,536,559
7,375,000 4.500
(c)
07/01/2031
7,376,455
Washington State Housing Finance Commission Nonprofit
Housing Revenue and Refunding Revenue Bonds for Emerald
Heights Project Series 2023A (NR/NR)
1,325,000 5.000
07/01/2038
1,392,422
Washington State Housing Finance Commission Nonprofit RB
Refunding Series 2023 (NR/BBB)
900,000 5.625
(c)
07/01/2038
979,711
200,374,967
West Virginia - 0.6%
Monongalia County Commission Senior Tax Increment Revenue,
Refunding and Improvement Bonds for Development District
No. 4 – University Town Centre Series 2023 A (NR/NR)
395,000 5.000
(c)
06/01/2033
412,739
Monongalia County Commission Subordinate Special District
Excise Tax Revenue & Improvement Bonds for University
Town Centre Economic Opportunity Development District
Series 2023 A (NR/NR)
740,000 7.000
(c)
06/01/2043
777,004
State of West Virginia GO Bonds Series 2018 B (Aa2/AA-)
7,140,000 5.000
06/01/2035
7,501,340
State of West Virginia GO State Road Bonds Series 2019 A
(Aa2/AA-)
605,000 5.000
06/01/2035
647,596
State of West Virginia, West Virginia GO State Road Bonds, Series
2019 A (Aa2/AA-)
1,600,000 5.000
12/01/2036
1,704,613
The County Commission ofOhio County, West Virginia Special
District Excise Tax Revenue Refunding and Improvement
Bonds, Series 2025 A (AG) (NR/AA)
2,000,000 5.500
06/01/2054
2,120,804
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
West Virginia – (continued)
West Virginia Economic Development Authority RB
Refunding for Appalachian Power Company Series 2015A
(Baa1/BBB+) (PUTABLE)
$ 7,445,000 3.375%
(a)(b)
03/01/2040
$ 7,527,823
West Virginia Economic Development Authority
Solid Waste Disposal Facilities RB
7,675,000 3.700
(a)(b)
12/01/2042
7,815,253
West Virginia Economic Development Authority Solid
Waste Disposal Facilities Revenue Refunding Bonds
for Wheeling Power Company Project Series 2013A
(NR/BBB+) (PUTABLE)
9,150,000 3.000
(a)(b)
06/01/2037
9,073,143
West Virginia Economic Development Authority Solid Waste
Disposal Facilities Revenue Refunding Bonds Kentucky
Power Company - Mitchell Project, Series 2014A
(Baa3/BBB) (PUTABLE)
3,565,000 4.700
(a)(b)
04/01/2036
3,579,583
West Virginia Hospital Finance Authority Hospital Refunding and
Improvement RB for Vandalia Health Group Series 2023B
(AGM) (A1/AA)
2,855,000 5.125
09/01/2042
3,046,961
West Virginia Hospital Finance Authority Hospital Refunding
and Improvement RB Vandalia Health Group Series 2023B
(AGM) (A1/AA)
2,970,000 5.500
09/01/2048
3,176,201
West Virginia Hospital Finance Authority RB Refunding for
Cabell Huntington Hospital Obligated Group Series 2018 A
(Ba1/BBB)
1,000,000 5.000
01/01/2033
1,002,765
950,000 5.000
01/01/2034
951,214
825,000 5.000
01/01/2035
824,533
2,330,000 5.000
01/01/2036
2,313,279
West Virginia Hospital Finance Authority RB Refunding for
Charleston Area Medical Center, Inc. Obligated Group Series
2019 A (Baa1/NR)
2,375,000 5.000
09/01/2029
2,507,343
4,775,000 5.000
09/01/2030
5,032,037
1,520,000 5.000
09/01/2032
1,591,077
West Virginia Housing Development Fund Housing Finance Bonds
2024 Series B (NON-AMT) (Aaa/AAA)
3,825,000 4.350
11/01/2039
3,979,936
4,685,000 4.700
11/01/2044
4,759,971
West Virginia Housing Development Fund Multifamily
Housing RB for Beckley Preservation Series 2024
(HUD SECT 8) (Aa1/NR)
2,000,000 5.000
(a)(b)
08/01/2027
2,048,813
72,394,028
Wisconsin - 1.6%
City of Milwaukee Wisconsin General Obligation Promissory
Notes Series 2022 N3 (AGM) (NR/AA)
4,100,000 5.000
04/01/2026
4,122,825
City of Milwaukee Wisconsin General Obligation Promissory
Notes Series 2022 N7 (BAM) (NR/AA)
1,475,000 5.000
04/01/2026
1,483,211
Public Finance Authority Charter School RB for Coral Academy of
Science Reno Series 2022A (NR/NR)
800,000 5.875
(c)
06/01/2052
767,064

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority Charter School RB for Founders
Academy of Las Vegas Series 2023A (NR/BB-)
$ 300,000 6.375%
(c)
07/01/2043
$ 312,518
Public Finance Authority Charter School RB Series 2021A
(Ba2/NR)
165,000 4.250
(c)
06/15/2031
162,883
Public Finance Authority Charter School Revenue and Refunding
Bonds North East Carolina Preparatory School Project Series
2024A (Baa3/NR)
700,000 5.000
06/15/2044
697,639
Public Finance Authority Education RB for Clove Garden School
Series 2022 (NR/NR)
1,060,000 5.375
(c)
06/15/2042
1,050,576
Public Finance Authority Education RB Mater Academy of Nevada
- East Las Vegas Campus Project Series 2024A (NR/BB)
1,280,000 5.000
(c)
12/15/2044
1,222,097
Public Finance Authority Education RB Mater Academy of Nevada
Cactus Park Campus Project Series 2025A (NR/BB)
665,000 5.000
(c)
12/15/2035
695,716
1,030,000 6.000
(c)
12/15/2045
1,066,018
Public Finance Authority Education RB Pinecrest Academy
ofNevada—Pinecrest Academy Springs Campus Project Series
2025A (NR/BB+)
2,500,000 4.000
(c)
07/15/2033
2,495,070
Public Finance Authority Education RB Series 2022 (NR/NR)
1,290,000 5.000
(c)
01/01/2042
1,178,982
Public Finance Authority Education Revenue Refunding Bonds for
Pinecrest Academy of Nevada—Sloan Canyon Campus Project
Series 2024A (NR/BB+)
750,000 4.000
(c)
07/15/2039
708,071
700,000 4.250
(c)
07/15/2044
628,944
700,000 4.500
(c)
07/15/2049
616,260
Public Finance Authority Exempt Facilities RB Refunding for
Celanese Project Series 2016 C (Ba2/BB)
1,000,000 4.300
11/01/2030
999,579
Public Finance Authority Health Care Facilities Revenue and
Refunding RB Blue Ridge Healthcare Series 2020A (A3/A)
1,100,000 5.000
01/01/2038
1,155,027
Public Finance Authority Limited Obligation Grant RB
10,975,000 6.750
(c)
08/01/2031
8,450,750
Public Finance Authority RB for Appalachian Regional Healthcare
System Obligated Group Series 2021 A (NR/BBB-)
265,000 5.000
07/01/2035
274,586
310,000 5.000
07/01/2036
319,922
265,000 5.000
07/01/2037
272,328
310,000 5.000
07/01/2038
317,343
310,000 5.000
07/01/2039
315,781
285,000 5.000
07/01/2040
287,755
310,000 5.000
07/01/2041
311,018
Public Finance Authority RB for Beyond Boone LLC Series 2020
A (AGM) (A1/AA)
220,000 4.000
07/01/2028
224,570
355,000 4.000
07/01/2031
360,489
420,000 4.000
07/01/2032
425,377
175,000 4.000
07/01/2033
176,905
130,000 4.000
07/01/2034
131,294
155,000 4.000
07/01/2035
156,287
220,000 4.000
07/01/2036
221,505
220,000 4.000
07/01/2037
221,263
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority RB for Beyond Boone LLC Series 2020
A (AGM) (A1/AA) – (continued)
$ 265,000 4.000%
07/01/2038
$ 266,220
265,000 4.000
07/01/2039
265,642
265,000 4.000
07/01/2040
263,580
Public Finance Authority RB for Charter Day School Obligated
Group Series 2020 A (Ba2/NR)
1,470,000 5.000
(c)
12/01/2035
1,486,332
1,950,000 5.000
(c)
12/01/2045
1,786,934
Public Finance Authority RB for Coral Academy Of Science Las
Vegas Series 2021 A (NR/BBB-)
875,000 4.000
07/01/2041
794,263
1,000,000 4.000
07/01/2051
811,191
Public Finance Authority RB for Eno River Academy Holdings,
Inc. Series 2020 A (Ba1/NR)
315,000 4.000
(c)
06/15/2030
312,732
815,000 5.000
(c)
06/15/2040
815,313
Public Finance Authority RB for Masonic & Eastern Star Home of
NC, Inc. Obligated Group Series 2020 A (NR/NR)
1,225,000 4.000
(c)
03/01/2030
1,205,483
Public Finance Authority RB for Noorda College of Osteopathic
Medicine LLC Series 2021 A (Ba2/NR)
5,550,000 5.625
(c)
06/01/2050
5,509,514
Public Finance Authority RB for Noorda College of Osteopathic
Medicine LLC Series 2021 B (Ba2/NR)
7,575,000 6.500
(c)
06/01/2045
6,772,856
Public Finance Authority RB for Prime Healthcare Foundation, Inc.
Series 2018 A (NR/NR)
500,000 5.200
12/01/2037
511,716
1,430,000 5.350
12/01/2045
1,443,992
Public Finance Authority RB for Rider University A New Jersey
Non-Profit Corp. Series 2021 B (NR/BB-)
2,470,000 6.000
(c)
07/01/2031
2,318,630
Public Finance Authority RB Kahala Nui Project Series 2025
(NR/A)
1,325,000 4.000
(a)(b)
10/01/2041
1,366,747
Public Finance Authority RB Kahala Nui Project Series 2025
(NR/BBB-)
8,000,000 5.500
(c)
06/01/2040
8,376,409
Public Finance Authority RB Kahala Nui Project Series 2025
(NR/NR)
2,125,000 5.250
11/15/2050
2,153,101
1,550,000 5.250
11/15/2055
1,563,420
Public Finance Authority RB Kahala Nui Project Series 2025
(NR/NR) (PUTABLE)
240,000 4.000
(a)(b)(d)
10/01/2030
255,703
Public Finance Authority RB Refunding for Blue Ridge Healthcare
Obligated Group Series 2020 A (A3/A)
1,400,000 5.000
01/01/2032
1,494,806
950,000 5.000
01/01/2033
1,012,265
900,000 5.000
01/01/2036
951,966
500,000 5.000
01/01/2037
526,798
700,000 5.000
01/01/2039
733,895
875,000 5.000
01/01/2040
911,998
Public Finance Authority RB Refunding for Coral Academy of
Science Reno Series 2019 A (NR/NR)
445,000 5.000
(c)
06/01/2029
447,522
1,710,000 5.000
(c)
06/01/2039
1,632,055

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority RB Refunding for Fellowship Senior
Living Obligated Group Series 2019 A (NR/NR)
$ 1,000,000 4.000%
01/01/2029
$ 1,000,298
Public Finance Authority RB Refunding for Penick Village
Obligated Group Series 2019 (NR/NR)
305,000 4.000
(c)
09/01/2029
305,106
770,000 5.000
(c)
09/01/2039
777,101
Public Finance Authority RB Refunding for Rider University A
New Jersey Non-Profit Corp. Series 2021 A (NR/BB-)
5,900,000 4.500
(c)
07/01/2048
4,148,207
Public Finance Authority RB Refunding for UMA Education, Inc.
Project Series 2019 B (NR/BB+)
2,770,000 6.125
(c)
10/01/2049
2,397,804
Public Finance Authority RB Refunding for Waste Management,
Inc. Project Series 2016 A-2 (NR/A-/A-2)
2,000,000 2.875
05/01/2027
1,975,864
Public Finance Authority RB Roseman University of Health
Sciences 2020 (NR/BB+)
500,000 5.000
(c)
04/01/2030
511,661
Public Finance Authority RB Viticus Group Project Series 2025A
(NR/NR)
725,000 6.250
(c)
12/01/2045
736,484
Public Finance Authority Retirement Communities RB for Acts
Retirement-Life Communities Obligated Group Series 2020A
(NR/NR)
1,305,000 5.000
11/15/2041
1,341,067
Public Finance Authority Retirement Communities RB Refunding
for The Evergreens Obligated Group Series 2019 A (NR/NR)
970,000 5.000
11/15/2044
979,720
570,000 5.000
11/15/2049
570,343
Public Finance Authority Senior Airport Facilities RB Refunding
for Transportation Infrastructure Properties LLC Obligated
Group Series 2012 B (NR/BBB+)
2,010,000 5.250
07/01/2028
2,011,748
Public Finance Authority Senior Lien Toll RB, Series 2025 Georgia
Sr 400 Express Lanes Project (Baa3/NR)
8,300,000 6.500
12/31/2065
9,082,698
Public Finance Authority Senior Living Revenue Refunding Bonds
for Fellowship Senior Living Project Series 2019A (NR/NR)
8,955,000 4.000
01/01/2052
6,926,564
Public Finance Authority Student Housing RB KSU Bixby Real
Estate Foundation Llc Project Senior Series 2025A (Baa1/NR)
825,000 5.250
06/15/2045
854,532
650,000 5.250
06/15/2050
664,724
Public Finance Authority Student Housing RB Series 2021A-1
(Ba1/NR)
630,000 4.000
(c)
07/01/2041
537,001
2,725,000 4.000
(c)
07/01/2051
2,024,737
Public Finance Authority Tax Increment Revenue Senior Bonds for
Miami Worldcenter Project Series 2024A (NR/NR)
8,090,000 5.000
(c)
06/01/2041
8,220,511
Public Finance Authority Wisconsin Texas Infrastructure Program
Tax-Exempt Revenue Anticipation Capital Appreciation Bonds
Driftwood Golf and Ranch Club Project Series 2025 (NR/NR)
2,265,000 0.000
(c)(f)
12/15/2039
930,468
Public Finance Authority, Wisconsin Special Revenue Bonds
Signorelli Projects Municipal Utility Districts Montgomery
and Waller Counties, Texas Series 2024 (NR/NR)
2,264,000 5.375
(c)
12/15/2032
2,262,584
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority, Wisconsin Texas Infrastructure Program,
Tax-Exempt Revenue Anticipation, Capital Appreciation
Bonds (Willow Springs Project) Series 2025 (NR/NR)
$ 10,000,000 0.000%
(c)(f)
12/15/2039
$ 3,894,234
Racine Unified School District Racine County Wisconsin GO
Promissory Notes (BAM) (Aa3/AA)
1,500,000 5.000
04/01/2038
1,638,187
1,350,000 5.000
04/01/2039
1,466,452
1,515,000 5.000
04/01/2040
1,631,816
1,650,000 5.000
04/01/2041
1,766,074
State of Wisconsin GO Bonds of Series 2024 A (Aa1/AA+)
2,220,000 5.000
05/01/2027
2,294,429
Wisconsin Health & Educational Facilities Authority RB
for Hmong American Peace Academy Ltd. Series 2020
(NR/BBB+)
350,000 4.000
03/15/2030
353,520
Wisconsin Health & Educational Facilities Authority RB for Three
Pillars Senior Living Communities Series 2024A (NR/NR)
1,165,000 5.250
08/15/2039
1,237,384
Wisconsin Health & Educational Facilities Authority RB for Three
Pillars Senior Living Communities Series 2024B-1 (NR/NR)
1,385,000 4.400
08/15/2029
1,385,215
Wisconsin Health & Educational Facilities Authority RB for Three
Pillars Senior Living Communities Series 2024B-2 (NR/NR)
3,370,000 4.200
08/15/2028
3,370,153
Wisconsin Health & Educational Facilities Authority RB Refunding
for Lawrence University of Wisconsin Series 2020 (Baa1/NR)
1,185,000 3.000
02/01/2042
928,318
390,000 4.000
02/01/2045
340,413
Wisconsin Health & Educational Facilities Authority RB Series
2021 for Hope Christian Schools (NR/NR)
365,000 3.000
12/01/2031
317,487
775,000 4.000
12/01/2041
596,154
Wisconsin Health & Educational Facilities Authority Refunding RB
Series 2021B (NR/NR)
475,000 4.000
09/15/2036
463,552
460,000 4.000
09/15/2041
424,246
425,000 4.000
09/15/2045
363,224
Wisconsin Health & Educational Facilities Authority Refunding RB
Series 2022 (NR/NR)
700,000 4.000
09/15/2036
683,130
680,000 4.000
09/15/2041
627,146
575,000 4.000
09/15/2045
491,420
Wisconsin Health and Educational Facilities Authority RB for
Forensic Science and Protective Medicine Collaboration, Inc.
Project Series 2024 (Baa2/NR)
13,395,000 5.000
(c)
08/01/2027
13,507,001
Wisconsin Health and Educational Facilities Authority RB Series
2018C (Aa2/AA)
(SIFMA Municipal Swap Index Yield + 0.18%)
2,775,000 3.500
(b)(e)
08/15/2054
2,763,569
Wisconsin Health and Educational Facilities Authority RB Series
2024A (BAM) (NR/AA)
5,675,000 4.500
02/15/2054
5,525,401
Wisconsin Health and Educational Facilities
Authority Senior Living  RB, Series 2025
(Chiara Housing and Services, Inc. Project) (NR/NR)
775,000 6.375
07/01/2045
810,073

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Wisconsin – (continued)
Wisconsin Public Finance Authority Hotel RB for Grand Hyatt San
Antonion Hotel Acquisition Project Senior Lien Series 2022A
(NR/BBB-)
$ 5,700,000 5.000%
02/01/2042
$ 5,832,478
Wisconsin State Health and Educational Facilities Authority
Variable Rate Refunding RB Froedtert Health Inc. Obligated
Group Series 2024A (NR/AA)
3,150,000 5.000
04/01/2041
3,403,188
3,495,000 5.000
04/01/2042
3,731,757
540,000 5.000
04/01/2043
570,404
186,496,383
Wyoming - 0.2%
County of Campbell RB Refunding for Basin Electric Power
Cooperative Series 2019 A (A3/A)
18,725,000 3.625
07/15/2039
17,809,166
a a
TOTAL MUNICIPAL BONDS
(Cost $11,406,349,548)
11,337,561,390
a
Corporate Bonds - 0.3%
Healthcare-Services - 0.1%
Prime Healthcare Foundation, Inc. Series
4,975,000 7.000% 12/01/27 5,154,615
Real Estate - 0.2%
Benloch Ranch Improvement Association No. 1 Series 2020
2,700,783 9.750%
(c)
12/01/39 2,104,672
Benloch Ranch Improvement Association No. 1 Series 2021
1,567,537 9.750
(c)
12/01/39 1,221,552
Benloch Ranch Improvement Association No. 2
14,700,000 10.000
(c)(j)
12/01/51 11,096,148
Brixton Park Improvement Association No. 1 Series
12,132,482 6.875
(c)(j)
12/01/51 10,648,558
25,070,930
Revenue - 0.0%
Toledo Hospital (The)
1,895,000 5.325 11/15/28 1,921,426
TOTAL CORPORATE BONDS
(Cost $37,196,985)
32,146,971
a
Shares
Dividend
    Rate Value
Investment Company - 0.1%
(k)
Goldman Sachs Financial Square Treasury Instruments Fund -
Institutional Shares
8,552,362 3.616% 8,552,362
(Cost $8,552,362)
TOTAL INVESTMENTS - 98.2%
(Cost $11,452,098,895)
$ 11,378,260,723
OTHER ASSETS IN EXCESS
OF LIABILITIES - 1.8%
207,752,241
NET ASSETS - 100.0%
$ 11,586,012,964
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*
Security is currently in default and/or non-income producing.
(a)
Variable Rate Demand Instruments – rate shown is that which is in effect on December 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
(b)
Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on December 31, 2025.
(c)
Exempt from registration under Rule 144A of the Securities Act of 1933.
(d)
Pre-refunded security. Maturity date disclosed is pre-refunding date.
(e)
Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on
December 31, 2025.
(f)
Issued with a zero coupon. Income is recognized through the accretion of discount.
(g)
Zero coupon bond until next reset date.
(h)
When-issued security.
(i)
Contingent value instrument that only pays out if a portion of the territory’s Sales and Use Tax outperforms the projections in the
Oversight Board’s Certified Fiscal Plan.
(j)
Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(k)
Represents an affiliated issuer.
Security ratings disclosed, if any, are issued by either Standard &
Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of
Additional Information.
Investment Abbreviations:
ABS - Asset-Backed Security
AGC - Insured by Assured Guaranty Corp.
AGM - Insured by Assured Guaranty Municipal Corp.
AGM-CR - Insured by Assured Guaranty Municipal Corp. Insured
Custodial receipts
AMBAC - Insured by American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax (subject to)
BAM - Build America Mutual Assurance Co.
CCRC - Congregate Care Retirement Center
CFD - Community Facilities District
COPS - Certificates of Participation
FHLMC - Insured  by Federal Home Loan Mortgage Corp.
FNMA - Insured by Federal National Mortgage Association
GNMA - Insured by Government National Mortgage
Association
GO - General Obligation
HUD SECT 8 - Hud Section 8
IDA - Industrial Development Agency
LP - Limited Partnership
LT - Limited Tax
MTA - Metropolitan Transportation Authority
MUN GOVT
GTD
-
Municipal Government Guaranteed NATL
NATL - National Public Finance Guarantee Corp.
PCRB - Pollution Control Revenue Bond
PSF-GTD - Guaranteed by Permanent School Fund
Q-SBLF - Qualified School Bond Loan Fund
RB - Revenue Bond
RMKT - Remarketed
RR - Revenue Refunding
SCH BD
GTY
-
School Bond Guaranty
SCH BD RES
FD
-
School Board Reserve Fund

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Investment Abbreviations: (continued)
SCSDE - South Carolina State Department of Education
SD CRED
PROG
-
School District Credit Program
SIFMA - Securities Industry and Financial Markets Association
SOFR - Secured Overnight Financing Rate
SONYMA - State of New York Mortgage Agency
ST AID
WITHHLDG
-
State Aid Withholding
ST
INTERCEPT
-
State Aid Intercept
TCRS - Transferable Custody Receipts
UPMC - University of Pittsburgh Medical Center
USD - United States Dollar
UT - Unlimited Tax

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds - 95.2%
Alabama - 2.1%
Black Belt Energy Gas District Gas Project RB Series 2022C-1
(A1/NR)
$ 10,000,000 5.250%
(a)(b)
02/01/2053
$ 10,558,032
Board of Trustees of Alabama State University General Tuition and
Fee RB Series 2025 (AG) (A1/AA)
2,050,000 5.750
09/01/2050
2,229,663
Energy Southeast a Cooperative District Energy Supply RB 2024
Series B (A1/NR)
3,150,000 5.250
(a)(b)
07/01/2054
3,427,446
Energy Southeast, A Cooperative District Energy Supply RB Series
2023B-1 (Fixed Rate) (A1/NR)
2,525,000 5.750
(a)(b)
04/01/2054
2,796,458
Hoover Industrial Development Board RB for United States Steel
Corp. Series 2019 (Ba3/BB+)
26,250,000 5.750
10/01/2049
26,449,839
Jefferson County Sewer Revenue Warrants Series 2024
(Baa1/BBB+)
32,160,000 5.250
10/01/2049
33,213,986
15,180,000 5.500
10/01/2053
15,873,861
Midcity Improvement District Special Assessment RB Series 2022
(NR/NR)
1,085,000 4.500
11/01/2042
985,114
1,000,000 4.750
11/01/2049
885,251
Midcity Improvement District Special Assessment RB Series 2024
(NR/NR)
400,000 6.500
(c)
11/01/2044
389,919
550,000 6.750
(c)
11/01/2053
528,254
Southeast Alabama Gas Supply District Gas Supply RB Refunding
Series 2024B (A1/NR)
50,000,000 5.000
(a)(b)
06/01/2049
53,647,725
Southeast Energy Authority A Cooperative District Energy Supply
RB Series 2025B (A1/NR)
18,265,000 5.250
(a)(b)
03/01/2055
19,272,381
Southeast Energy Authority Commodity Supply RB for Project No.
6 Series 2023B (Aa1/NR)
10,000,000 5.000
(a)(b)
01/01/2054
10,573,761
Southeast Energy Authority, A Cooperative District Energy Supply
RB Series 2025C (Aa1/NR)
3,000,000 5.000
(a)(b)
05/01/2055
3,210,602
Sumter County Alabama (NR/NR)
12,400,000 6.000
(d)
07/15/2052
0
The Black Belt Energy Gas District Gas Project Revenue
Refunding Bonds 2025 Series D (Aa3/NR)
20,000,000 5.000
(a)(b)
12/01/2055
21,468,028
The Black Belt Energy Gas District Gas Supply RB, Series 2023B
(Aa1/NR)
3,620,000 5.250
(a)(b)
12/01/2053
3,899,131
The Educational Building Authority of The City of Homewood
Alabama Lease RB CHF – Horizons I L.L.C. Recreation
Center Project at Samford University Tax-Exempt Series 2024-
A (Baa2/NR)
5,930,000 5.500
10/01/2054
5,981,043
The Educational Building Authority of The City of Homewood
Alabama RB CHF – Horizons II L.L.C. Student Housing &
Parking Project at Samford University Tax-Exempt Series
2024-C (Baa2/NR)
1,100,000 5.000
10/01/2056
1,037,680
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Alabama – (continued)
The Industrial Development Authority of Baldwin County County
Solid Waste Disposal RB Novelis Corporation Project, Series
2025A (B1/BB)
$ 11,250,000 5.000%
(a)(b)(c)
06/01/2055
$ 11,469,045
The Industrial Development Authority of Baldwin County Solid
Waste Disposal RB Novelis Corp. Project Series 2025B
(B1/BB)
11,500,000 4.625
(a)(b)(c)
06/01/2055
11,549,955
The Industrial Development Authority of Mobile County Solid
Waste Disposal RB AM NS Calvert LLC Project Series 2024A
(Baa2/BBB)
14,400,000 5.000
06/01/2054
13,743,518
The Industrial Development Authority of Mobile County Solid
Waste Disposal RB for AM NS Calvert LLC Project Series
2024B (Baa2/BBB)
22,275,000 4.750
12/01/2054
20,433,849
273,624,541
Alaska - 0.0%
Northern tobacco Securitization Corp. tobacco Settlement Asset
Back Bonds Series 2021 (NR/NR)
19,470,000 0.000
(e)
06/01/2066
2,190,198
a a
American Samoa - 0.1%
American Samoa Economic Development Authority General RB
Series 2021A (Ba3/NR)
6,375,000 5.000
(c)
09/01/2038
6,515,385
American Samoa Economic Development Authority RB Refunding
Series 2021 C (Ba3/NR)
1,200,000 3.720
(c)
09/01/2027
1,170,224
7,685,609
Arizona - 1.3%
Arizona IDA Education RB for Academies of Math & Science
Projects Series 2023 (NR/BB+)
900,000 5.375
(c)
07/01/2053
857,936
1,000,000 5.500
(c)
07/01/2058
964,950
Arizona IDA Education RB for Benjamin Franklin Charter School
Projects Series 2023A (Ba1/NR)
1,000,000 5.250
(c)
07/01/2053
919,200
1,000,000 5.500
(c)
07/01/2058
942,560
Arizona IDA Hospital RB for Navajo Health Foundation - Sage
Memorial Hospital, Inc. Project Series 2024 (NR/NR)
7,075,000 7.125
(c)
05/01/2044
7,579,096
11,200,000 7.625
(c)
05/01/2054
12,215,986
Arizona IDA Lease RB for Greenville University Student Housing
and Athletic Facilities Project Series 2022 (NR/BB+)
17,000,000 6.500
(c)
11/01/2053
16,811,502
Arizona Industrial Development Authority RB for Equitable School
Revolving Fund LLC Social Bond Series 2020A (NR/A)
1,500,000 4.000
11/01/2050
1,277,055
Arizona Industrial Development Authority RB for Provident Group
- EMU Properties LLC Series 2018 (Ca/NR)
1,000,000 5.000 *
05/01/2038
1,000,000
2,780,000 5.000 *
05/01/2043
2,780,000
3,450,000 5.000 *
05/01/2048
3,450,000
2,000,000 5.000 *
05/01/2051
2,000,000
Arizona Industrial Development Authority RB for Somerset
Academy of Las Vegas Series 2021 A (NR/BB+)
925,000 4.000
(c)
12/15/2041
819,664

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Arizona – (continued)
Arizona Industrial Development Authority RB for Somerset
Academy of Las Vegas Series 2021 A (NR/BB+) – (continued)
$ 2,115,000 4.000%
(c)
12/15/2051
$ 1,640,851
Arizona Industrial Development Authority RB Refunding for Doral
Academy of Northern Nevada Obligated Group Series 2021 A
(Baa3/NR)
470,000 4.000
(c)
07/15/2051
368,591
445,000 4.000
(c)
07/15/2056
339,365
Arizona Industrial Development Authority RB Refunding for
Pinecrest Academy of Nevada Series 2020 A-1 (NR/BB+)
10,845,000 5.000
(c)
07/15/2053
10,117,231
Arizona Industrial Development Authority Senior Living RB  First
Tier Series 2025 A2 (NR/NR)
25,118,000 5.125
01/01/2059
23,268,672
Arizona Industrial Development Authority Senior Living
RB  Second Tier Series 2025 A2 (NR/NR)
6,287,427 5.125
01/01/2059
4,766,271
City of Phoenix Civic Improvement Corporation RB for Junior
Lien Airport Series 2019 A (Aa3/A+)
1,625,000 3.000
07/01/2049
1,211,884
City of Phoenix Civic Improvement Corporation RB for Junior
Lien Airport Series 2019 B (Aa3/A+)
2,710,000 3.250
07/01/2049
2,052,693
County of Maricopa IDA Education RB Series 2021A (NR/BBB-)
1,250,000 4.000
(c)
07/01/2056
988,450
County of Maricopa IDA Education RB Taxable Convertible Series
2021B (NR/BBB-)
3,400,000 3.500
(a)(c)
07/01/2044
2,682,023
County of Maricopa IDA Exempt Facilities RB for Commercial
Metals Company Project Series 2022 (Ba2/BB+)
1,825,000 4.000
(c)
10/15/2047
1,544,420
County of Pima IDA Senior Living RB for La Posada at Pusch
Ridge Project Series 2022A (NR/NR)
4,500,000 6.875
(c)
11/15/2052
4,816,160
2,750,000 7.000
(c)
11/15/2057
2,949,892
Equitable School Revolving Fund National Charter School
Revolving Loan Fund RB (NR/A)
4,325,000 4.000
11/01/2051
3,652,571
Estrella Mountain Ranch Community Facilities District Lucero
Assessment District No. 1 Special Assessment RB Series 2019
(NR/NR)
595,000 4.100
07/01/2034
585,162
1,842,000 4.750
07/01/2043
1,734,620
Glendale Industrial Development Authority RB for People of Faith,
Inc. Obligated Group Series 2020 A (NR/NR)
17,705,000 5.000
05/15/2056
15,095,580
La Paz County Industrial Development Authority RB for American
Fiber Optics LLC Series 2018 A (NR/NR)
3,100,000 6.000
(c)
*
08/01/2028
1,550,000
16,130,000 6.250
(c)
*
08/01/2040
8,065,000
La Paz County Industrial Development Authority RB for Harmony
Public Schools Series 2021 A (NR/BBB+)
1,160,000 4.000
02/15/2051
941,100
Maricopa County Industrial Development Authority RB for
Arizona Autism Charter Schools Obligated Group Series 2020
A (NR/BB)
700,000 5.000
(c)
07/01/2050
643,359
1,340,000 5.000
(c)
07/01/2054
1,209,633
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Arizona – (continued)
Maricopa County Industrial Development Authority RB for Ottawa
University Series 2020 (NR/NR)
$ 1,885,000 5.250%
(c)
10/01/2040
$ 1,647,730
1,885,000 5.500
(c)
10/01/2051
1,498,337
Maricopa County Pollution Control Corp Pollution Control
Revenue Refunding Bonds Series A (A2/BBB+)
2,000,000 2.400
06/01/2035
1,709,072
Pima County IDA RB Refunding for Career Success Schools, Inc.
Series 2020 (NR/NR)
250,000 5.500
(c)
05/01/2040
250,382
950,000 5.750
(c)
05/01/2050
932,060
Tempe Industrial Development Authority RB for Tempe Life Care
Village Obligated Group Series 2019 (NR/NR)
1,520,000 5.000
12/01/2050
1,371,155
1,900,000 5.000
12/01/2054
1,688,812
The Industrial Development Authority of the City of Phoenix RB
Refunding for Downtown Phoenix Student Housing LLC
Series 2018 (Baa3/NR)
850,000 5.000
07/01/2037
863,606
1,000,000 5.000
07/01/2042
1,002,054
The Industrial Development Authority of The City of Sierra Vista
Education Facility RB American Leadership Academy Project
Series 2024 (NR/NR)
1,375,000 5.000
(c)
06/15/2059
1,217,139
The Industrial Development Authority of The City of Sierra Vista
Education Facility RB Flagstaff Junior Academy Project Series
2025 (NR/NR)
1,270,000 6.750
(c)
06/01/2045
1,290,300
6,340,000 7.000
(c)
06/01/2065
6,424,089
The Industrial Development Authority of The County of Maricopa
Education Facilities RB for Arizona Christian University
Project Series 2024A (NR/NR)
3,675,000 6.375
(a)(b)(c)
10/01/2054
3,599,358
The Industrial Development Authority of
The County of Maricopa Education RB
1,150,000 4.000
(c)
07/01/2051
928,768
The Industrial Development Authority of The County of Maricopa
Education Revenue Refunding Bonds Legacy Traditional
Schools Projects Series 2024 (NR/BBB-)
3,675,000 4.250
07/01/2044
3,276,214
The Industrial Development Authority of The County of Maricopa
Educational Facilities Valley Christian Schools Project RB
Series 2023A (NR/NR)
1,925,000 6.250
(c)
07/01/2053
1,870,152
1,800,000 6.375
(c)
07/01/2058
1,755,882
173,166,587
Arkansas - 0.2%
Arkansas Development Finance Authority Environmental
Improvement RB Series 2022 (AMT) (NR/BB+)
16,175,000 5.450
09/01/2052
16,183,160
Arkansas Development Finance Authority Environmental
Improvement RB Series 2023 United States Steel Corporation
Project Green Bonds (AMT) (NR/BB+)
2,275,000 5.700
05/01/2053
2,306,857
Arkansas Development Finance Authority RB for Baptist Health
Obligated Group Series 2019 (NR/A)
5,370,000 3.200
12/01/2049
4,053,412

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Arkansas – (continued)
Arkansas Development Finance Authority RB for Central Arkansas
Radiation Therapy Institute, Inc. Series 2021 B (NR/NR)
$ 1,300,000 4.250%
07/01/2041
$ 1,135,149
775,000 3.500
07/01/2046
496,129
500,000 4.000
07/01/2052
349,337
Arkansas Development Finance Authority RB Refunding for
Central Arkansas Radiation Therapy Institute, Inc. Series 2021
(NR/NR)
5,090,000 3.500
07/01/2038
3,744,907
28,268,951
California - 7.5%
ABC Unified School District GO Bonds Series 2001 C
(NATL) (Aa2/AA-)
1,600,000 0.000
(e)
08/01/2026
1,574,906
Airport Commission of The City and County of San Francisco San
Francisco International Airport Second Series Revenue Bonds
Series 2025A (AMT) (Aa3/AA-)
3,500,000 5.500
05/01/2055
3,704,612
Airport Commission of The City and County of San Francisco
Second Series RB Series 2019A (AMT) (Aa3/AA-)
3,980,000 4.000
05/01/2049
3,523,381
Airport Commission of The City and County of San Francisco
Second Series RB Series 2019E (AMT) (Aa3/AA-)
1,535,000 4.000
05/01/2050
1,348,472
Airport Commission of The City and County of San Francisco
Second Series RB Series 2019E (AMT) (NR/NR)
145,000 4.000
(f)
05/01/2029
147,444
Alameda Corridor Transportation Authority Convertible Capital
Appreciation Bonds Series 2022A (A3/A-)
1,850,000 0.000
(g)
10/01/2047
1,050,197
1,850,000 0.000
(g)
10/01/2048
1,044,730
2,300,000 0.000
(g)
10/01/2049
1,295,879
1,375,000 0.000
(g)
10/01/2050
774,572
Alameda Corridor Transportation Authority Convertible Capital
Appreciation Bonds Series 2022A (AGM) (A1/AA)
3,225,000 0.000
(g)
10/01/2051
1,833,574
Alhambra California Unified School District Election of 2008
GO Bonds Capital Appreciation for Elementary Schools
Improvement District Series 2011 B (AGM) (Aa2/AA)
4,995,000 0.000
(e)
08/01/2037
3,370,714
Alvord Unified School District GO Bonds Capital Appreciation for
2007 Election Series 2007 B (AGM) (A1/AA)
1,410,000 0.000
(e)
08/01/2036
952,016
Bay Area Toll Authority San Francisco Bay Area Subordinate Toll
Bridge RB 2019 Series S-8 (A1/AA-)
5,000,000 3.000
04/01/2054
3,677,160
Burbank-Glendale-Pasadena Airport Authority Airport Senior RB
2024 Series B (AMT) (AGM) (A1/AA)
5,000,000 4.500
07/01/2054
4,808,065
California Community Choice Financing Authority Clean Energy
Project RB Fixed Rate Green Bonds Series 2023E-1 (A1/NR)
3,000,000 5.000
(a)(b)
02/01/2054
3,191,877
California Community Choice Financing Authority Clean Energy
Project RB Series 2023B (A1/NR)
2,000,000 5.000
(a)(b)
07/01/2053
2,101,510
California Community Choice Financing Authority Clean Energy
Project RB Series 2024E (Green Bonds) (A1/NR)
20,000,000 5.000
(a)(b)
02/01/2055
21,458,156
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California Community College Financing Authority RB for NCCD-
Orange Coast Properties LLC Series 2018 (NR/BBB-)
$ 2,755,000 5.250%
05/01/2048
$ 2,786,109
2,850,000 5.250
05/01/2053
2,876,002
California Community College Financing Authority Student
Housing RB for Napa Valley College Project Series 2022A
(NR/NR)
9,275,000 5.750
(c)
07/01/2060
7,138,083
California Community Housing Agency Aster Apartments RB
Series 2021 A-1 (NR/NR)
9,775,000 4.000
(c)
02/01/2056
8,119,846
California Community Housing Agency Essential Housing Junior
RB Series 2021A-2 (NR/NR)
2,300,000 4.000
(c)
08/01/2050
1,811,103
California Community Housing Agency Essential Housing RB
Series 2021A (NR/NR)
20,820,000 4.000
(c)
02/01/2056
15,663,925
California Community Housing Agency Essential Housing RB
Series 2021A-1 (NR/NR)
1,825,000 3.000
(c)
02/01/2057
1,237,529
California Community Housing Agency RB Series 2021A-1 Senior
Bonds (NR/NR)
6,450,000 4.000
(c)
02/01/2056
5,306,490
California County Tobacco Securitization Agency RB Refunding
for Merced County Tobacco Funding Corp. Series 2020 B
(NR/NR)
1,345,000 5.000
06/01/2050
1,254,729
California County Tobacco Securitization Agency RB Refunding
for Sonoma County Securitization Corp. Series 2020 B-2
(NR/NR)
7,375,000 0.000
(e)
06/01/2055
1,457,057
California County Tobacco Securitization Agency RB Refunding
Series 2020 B-2 (NR/NR)
145,960,000 0.000
(e)
06/01/2055
27,704,887
California County Tobacco Securitization Agency Tobacco
Settlement RB Capital Appreciation Subordinate Series 2006
C (NR/NR)
145,220,000 0.000
(e)
06/01/2055
16,233,156
California Enterprise Development Authority Charter School RB
for The Rocklin Academy Project Series 2024 (NR/BB+)
700,000 5.000
(c)
06/01/2054
655,356
1,100,000 5.000
(c)
06/01/2064
1,004,380
California Enterprise Development Authority RB Refunding for
Rocklin Academy Obligated Group Series 2021 A (NR/BB+)
595,000 4.000
(c)
06/01/2061
459,552
California Health Facilities Financing Authority RB for
Commonspirit Health 2020 A (NR/NR)
195,000 4.000
(f)
04/01/2030
207,755
California Health Facilities Financing Authority RB for
Commonspirit Health 2020 A (NR/A-)
5,510,000 4.000
04/01/2049
4,970,311
California Health Facilities Financing Authority Refunding RB
Lucile Salter Packard Children's Hospital at Stanford 2022
Series A Forward Delivery (A1/A+)
2,525,000 4.000
05/15/2051
2,328,893
California Infrastructure & Economic Development Bank
Brightline West Passenger Rail Project Series RB Series
2020A-1 (NR/NR)
900,000 5.000
(c)
01/01/2055
776,017

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California Municipal Finance Authority Charter School Leave
Revenue Refunding Bonds Series 2022 (NR/BB+)
$ 750,000 5.000%
07/01/2052
$ 700,588
3,725,000 5.000
07/01/2062
3,384,838
California Municipal Finance Authority Community Facilities
District Special Tax Bonds for City of Chula Vista Series 2022
(NR/NR)
2,750,000 5.000
09/01/2052
2,779,618
5,250,000 5.000
09/01/2057
5,282,684
California Municipal Finance Authority Municipal Certificates
Series 2025-1 Class B (NR/NR)
1,250,000 3.439
(h)
06/20/2049
782,644
California Municipal Finance Authority RB
(California Lutheran University) Series 2018 (Baa2/NR)
225,000 5.000
10/01/2035
232,411
California Municipal Finance Authority RB for Community
Medical Centers Series 2017 A (Baa1/BBB+)
3,800,000 5.000
02/01/2042
3,827,313
10,000,000 5.000
02/01/2047
10,024,924
California Municipal Finance Authority RB for P3 Claremont
Holdings LLC Series 2020 A (NR/NR)
1,135,000 5.000
(c)
07/01/2052
1,021,113
California Municipal Finance Authority RB for The Learning
Choice Academy Series 2021 A (NR/BBB-)
1,510,000 4.000
07/01/2051
1,230,317
1,035,000 4.000
07/01/2055
825,199
California Municipal Finance Authority RB Refunding for
Claremont Graduate University Series 2020 B (NR/NR)
1,090,000 5.000
(c)
10/01/2049
1,008,831
1,740,000 5.000
(c)
10/01/2054
1,578,731
California Municipal Finance Authority Senior Lien RB for Linxs
APM Project Series 2018A (A2/NR)
14,040,000 4.000
12/31/2047
12,294,056
California Municipal Finance Authority Senior Lien RB for Linxs
APM Project Series 2018A (NR/NR)
7,395,000 5.000
12/31/2043
7,430,011
California Municipal Finance Authority Special Facility RB For
United Airlines International Airport Project Series 2019
(NR/BB+)
11,425,000 4.000
07/15/2029
11,476,229
California Municipal Finance Authority Student Residence RB
Ascent 613 Project Series 2025A (NR/NR)
2,825,000 5.375
(c)
01/01/2055
2,775,428
1,375,000 5.500
(c)
01/01/2060
1,365,196
California Pollution Control Financing Authority Water Furnishing
RB for Poseidon Resources Desalination Project Series 2012
(Baa3/NR)
1,325,000 5.000
(c)
07/01/2037
1,329,298
California Pollution Control Financing Authority Water Furnishing
RB for Poseidon Resources Desalination Project Series 2023
(Baa3/NR)
2,355,000 5.000
(c)
07/01/2035
2,562,662
1,730,000 5.000
(c)
07/01/2037
1,860,488
1,750,000 5.000
(c)
07/01/2038
1,872,815
1,200,000 5.000
(c)
11/21/2045
1,232,032
California Pollution Control Financing Authority Water Furnishing
RB for Poseidon Resources LP Desalination Project Series
2012 (AMT) (Baa3/NR)
12,660,000 5.000
(c)
11/21/2045
12,665,159
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California Pollution Control Financing Authority Water Furnishing
RB Refunding for San Diego County Water Desalination
Project Series 2019 (Baa3/NR)
$ 1,000,000 5.000%
(c)
11/21/2045
$ 1,011,767
California Pollution Control Financing Authority
Water Furnishing RR Bonds, Series 2019
550,000 5.000
(c)
07/01/2039
565,495
California Public Finance Authority RB for Excelsior Charter
School Project Series 2020 A (NR/NR)
1,540,000 5.000
(c)
06/15/2050
1,404,274
1,030,000 5.000
(c)
06/15/2055
921,763
California School Finance Authority Charter School RB Envision
Education Obligated Group Series 2024A (NR/BB+)
1,620,000 5.000
(c)
06/01/2064
1,417,048
California School Finance Authority Charter School RB for
Citizens of the World Obligated Group Series 2022A
(NR/BB-)
4,605,000 6.375
(c)
04/01/2062
4,608,794
California School Finance Authority Charter School RB for
Classical Academies Oceanside Project Series 2022A
(NR/BBB-)
2,055,000 5.000
(c)
10/01/2052
1,999,283
3,250,000 5.000
(c)
10/01/2061
3,145,597
California School Finance Authority Charter School RB for
Classical Academies Vista Project Series 2021 (NR/BBB-)
1,450,000 4.000
(c)
10/01/2046
1,248,469
California School Finance Authority Charter School RB for Harbor
Springs Obligated Group Series 2024A (NR/BB+)
2,235,000 5.500
(c)
07/01/2054
2,254,579
2,200,000 5.625
(c)
07/01/2063
2,216,084
California School Finance Authority Charter School RB for
Hawking Steam Charter School Project Series 2022 (NR/BB+)
1,055,000 5.250
(c)
07/01/2052
1,012,196
745,000 5.375
(c)
07/01/2056
723,888
1,525,000 5.500
(c)
07/01/2062
1,489,998
California School Finance Authority Charter School RB for
Lighthouse Community Public School Obligated Group Series
2022A (NR/NR)
1,800,000 6.500
(c)
06/01/2062
1,853,580
California School Finance Authority Charter School RB for Orange
County Educational Arts Academy Project Series 2023A
(NR/NR)
560,000 5.625
(c)
06/01/2043
563,914
700,000 5.875
(c)
06/01/2053
700,812
California School Finance Authority Charter School RB for River
Springs Charter School Series 2022A (NR/BB+)
2,905,000 5.000
(c)
07/01/2052
2,725,177
4,190,000 5.000
(c)
07/01/2061
3,840,780
California School Finance Authority Charter School RB for Valley
International Preparatory High School Project Series 2022A
(NR/NR)
2,230,000 5.250
(c)
03/01/2062
1,590,959
California School Finance Authority Charter School Refunding
RB Partnerships to Uplift Communities Project Series 2023
(NR/BB)
500,000 5.250
(c)
08/01/2038
517,070
550,000 5.500
(c)
08/01/2043
561,670
400,000 5.500
(c)
08/01/2047
401,530

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California School Finance Authority Educational Facilities RB
New Designs Charter School Project Series 2024A (NR/BB+)
$ 1,475,000 5.000%
(c)
06/01/2064
$ 1,333,868
California School Finance Authority RB for Classical Academy
Obligated Group Series 2020 A (NR/BBB-)
3,500,000 5.000
(c)
10/01/2050
3,375,841
California School Finance Authority RB for Fenton Charter Public
Schools Series 2020 A (NR/BB+)
2,770,000 5.000
(c)
07/01/2058
2,411,607
California School Finance Authority RB for iLEAD Lancaster
Series 2021 A (ST INTERCEPT) (NR/NR)
600,000 5.000
(c)
06/01/2051
523,175
2,440,000 5.000
(c)
06/01/2061
2,061,758
California School Finance Authority RB for Lifeline Education
Charter School, Inc. Series 2020 A (NR/BB+)
1,340,000 5.000
(c)
07/01/2045
1,288,781
1,240,000 5.000
(c)
07/01/2055
1,154,433
California School Finance Authority RB for Santa Clarita Valley
International Charter School Series 2021 A (NR/NR)
1,100,000 4.000
(c)
06/01/2041
605,000
1,350,000 4.000
(c)
06/01/2051
742,500
2,195,000 4.000
(c)
06/01/2061
1,207,250
California School Finance Authority RB for VSF School Facilities
No. 1 LLC Series 2020 A (NR/BBB-)
2,420,000 5.000
(c)
07/01/2059
2,347,987
California School Finance Authority RB for VSF School Facilities
No. 1 LLC Series 2020 B (NR/BBB-)
920,000 4.000
(c)
07/01/2045
789,239
California School Finance Authority School Facility Refunding RB
for Value Schools Series 2023A (ST INTERCEPT) (NR/BBB-)
700,000 5.250
(c)
07/01/2048
707,648
California Statewide Communities Development Authority
500,000 5.000
08/01/2038
510,144
California Statewide Communities Development Authority CFD
No. 2022-03 Sheldon Farms Special Tax Bonds, Series 2023
(NR/NR)
1,000,000 5.000
09/01/2053
1,012,111
California Statewide Communities Development Authority
Community Facilities District No. 2007-01 Special Tax
Refunding for Orinda Wilder Project Series 2015 (NR/NR)
710,000 5.000
09/01/2037
710,675
California Statewide Communities Development Authority
Community Facilities District No. 2018-02 Special Tax for
Improvement Area No. 1 Series 2020 (NR/NR)
2,880,000 7.250
(c)
09/01/2050
2,952,959
California Statewide Communities Development Authority
Community Facilities District No. 2020-02 Special Tax for
Improvement Area No. 1 Series 2021 (NR/NR)
2,650,000 4.000
09/01/2051
2,311,381
California Statewide Communities Development Authority
Community Facilities District Special Tax Bonds Series 2022
(NR/NR)
4,500,000 5.000
09/01/2052
4,551,023
California Statewide Communities Development Authority
Infrastructure Program Special Assessment Bonds Series 2018
B (NR/BBB+)
575,000 5.000
09/02/2043
584,330
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California Statewide Communities Development Authority
Infrastructure Program Special Assessment Bonds Series 2019
A (NR/NR)
$ 1,345,000 5.000%
09/02/2039
$ 1,396,659
895,000 5.000
09/02/2044
910,599
California Statewide Communities Development Authority RB
for Lancer Educational Housing LLC Project Series 2019 A
(NR/NR)
375,000 5.000
(c)
06/01/2034
386,159
475,000 5.000
(c)
06/01/2039
480,892
1,340,000 5.000
(c)
06/01/2051
1,263,796
California Statewide Communities Development Authority RB
for Loma Linda University Medical Center Obligated Group
Series 2018 A (NR/BB+)
16,270,000 5.500
(c)
12/01/2058
16,437,391
California Statewide Communities Development Authority RB
for Loma Linda University Medical Center Series 2014A
(NR/BB+)
18,325,000 5.250
12/01/2044
18,377,771
California Statewide Communities Development Authority RB
for Loma Linda University Medical Center Series 2016A
(NR/BB+)
1,600,000 5.000
(c)
12/01/2041
1,603,812
2,080,000 5.000
(c)
12/01/2046
2,080,214
17,130,000 5.250
(c)
12/01/2056
17,143,014
California Statewide Communities Development Authority RB
for Marin General Hospital Obligated Group Series 2018 A
(NR/BBB)
3,000,000 4.000
08/01/2045
2,646,668
California Statewide Communities Development Authority RB for
Marin General Hospital Series 2018A (NR/BBB)
175,000 5.000
08/01/2037
178,991
California Statewide Communities Development Authority RB for
NCCD-Hooper Street LLC Project Series 2019 (NR/B)
2,350,000 5.250
(c)
07/01/2039
2,397,967
3,375,000 5.250
(c)
07/01/2049
3,361,120
1,975,000 5.250
(c)
07/01/2052
1,938,528
California Statewide Communities Development Authority RB
Refunding for California Baptist University Series 2017 A
(NR/NR)
935,000 5.000
(c)
11/01/2032
952,218
1,875,000 5.000
(c)
11/01/2041
1,878,886
California Statewide Communities Development Authority RB
Refunding for Loma Linda University Medical Center Series
2014 A (NR/BB+)
21,240,000 5.500
12/01/2054
21,290,262
California Statewide Communities Development Authority Special
Assessment Bond Series 2020 (NR/NR)
1,230,000 4.000
09/02/2050
1,049,434
California Statewide Communities Development Authority Special
Assessment Bonds Series 2018 C (NR/NR)
2,935,000 5.000
09/02/2038
3,027,954
California Statewide Communities Development Authority Special
Assessment Series 2021 A (NR/NR)
1,990,000 4.000
09/02/2051
1,712,209
California Statewide Communities Development Authority Special
Tax Bonds Series 2022 (NR/NR)
1,525,000 5.250
09/01/2052
1,558,578

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California Statewide Communities Development Authority
Statewide Community Infrastructure Program RB Series
2018B (NR/BBB+)
$ 1,040,000 5.000%
09/02/2048
$ 1,050,797
California Statewide Communities Development Authority
Statewide Community Infrastructure Program RB Series
2018C (NR/NR)
2,960,000 5.000
09/02/2048
2,987,032
California Statewide Communities Development Authority Student
Housing RB for University of California Irvine East Campus
Apartments, Phase IV-A CHF-Irvine, LLC Series 2017
(Baa1/NR)
3,075,000 5.000
05/15/2047
3,085,988
California Statewide Communities Development Authority Student
Housing Refunding RB for University of California Irvine East
Campus Apartments Series 2016 (Baa1/NR)
1,450,000 5.000
05/15/2040
1,455,305
California Statewide Financing Authority Tobacco Settlement RB
Capital Appreciation for Turbo Pooled Program Series 2006 B
(NR/NR)
36,600,000 0.000
(e)
06/01/2046
6,055,598
Capistrano Unified School District Special Tax for Capital
Appreciation Series 2005 (NATL) (Baa3/NR)
7,000,000 0.000
(e)
09/01/2033
5,417,923
Chino Public Financing Authority Tax Exempt RB Series 2019 A
(NR/NR)
190,000 3.000
09/01/2037
167,646
195,000 3.000
09/01/2038
167,563
205,000 3.000
09/01/2039
171,071
210,000 3.000
09/01/2040
170,661
715,000 3.125
09/01/2044
543,621
City & County of San Francisco Community Facilities District No.
2016-1 Special Tax Bonds Series 2021 (NR/NR)
925,000 4.000
09/01/2051
775,811
City & County of San Francisco Special Tax District No. 2020-1
for Mission Rock Facilities and Services Series 2021 A
(NR/NR)
1,500,000 4.000
(c)
09/01/2051
1,284,793
City and County of San Francisco Special Tax District No. 2020-1
1,345,000 5.750
(c)
09/01/2053
1,412,118
City and County of San Francisco Special Tax District No. 2020-1
1,650,000 5.750
(c)
09/01/2053
1,732,338
City of Alameda Community Facilities District 2023 Special Tax
Bonds (NR/NR)
1,050,000 5.000
09/01/2053
1,062,495
City of Beaumont Community Facilities District No. 2016-3
Special Tax Bonds for Sundance Series 2023 (NR/NR)
900,000 5.000
09/01/2053
908,028
City of Chino Community Facilities Improvement Area Special Tax
Bonds Series 2022 (NR/NR)
2,700,000 5.375
09/01/2052
2,790,880
City of Dublin, Community Facilities District No. 2015-1
1,150,000 5.375
09/01/2051
1,187,392
City of Fairfield Community Facilities District No. 2019-1 for
Improvement Area No. 1 Series 2020 A (NR/NR)
850,000 5.000
09/01/2050
857,089
City of Fremont Community Facilities District No. 1 Special Tax
for Pacific Commons Series 2015 (NR/NR)
3,000,000 5.000
09/01/2045
3,000,658
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
City of Los Angeles Department of Airports International Airport
Subordinate RB 2018 Series F (Aa3/AA-)
$ 1,850,000 4.000%
05/15/2049
$ 1,663,958
City of Los Angeles Department of Airports International Airport
Subordinate RB 2023 Series A (Aa3/AA-)
450,000 4.125
05/15/2043
435,795
City of Oroville RB for Oroville Hospital Series 2019 (NR/NR)
1,900,000 5.250
04/01/2034
1,368,000
3,565,000 5.250
04/01/2039
2,531,150
16,065,000 5.250
04/01/2049
11,245,500
7,135,000 5.250
04/01/2054
4,923,150
City of Palm Desert Community Facilities District No. 2021-1
Special Tax Bonds Series 2024 (NR/NR)
600,000 5.000
09/01/2049
612,027
525,000 5.000
09/01/2053
533,377
City of Palm Desert Section 29 Assessment District No. 2004-02
Special Assessment Refunding Bonds Series 2021 (NR/NR)
1,600,000 4.000
09/02/2037
1,603,431
City of Roseville Special Tax Bonds for Creekview Community
Facilities District No. 1 Series 2023 (NR/NR)
1,650,000 5.250
09/01/2053
1,691,981
City of Roseville Special Tax The Ranch at Sierra Vista Community
Facilities District No. 1 Series 2020 (NR/NR)
350,000 4.000
09/01/2035
357,055
375,000 4.000
09/01/2040
370,914
425,000 4.000
09/01/2045
390,418
950,000 4.000
09/01/2050
839,922
City of Roseville Special Tax Villages at Sierra Vista Community
Facilities District No. 1 Series 2020 (NR/NR)
475,000 4.000
09/01/2045
433,482
City of Sacramento Natomas Meadows Community Facilities
District No. 2007-01 Special Tax Bonds for Improvement Area
No. 1 Series 2017 (NR/NR)
700,000 5.000
(c)
09/01/2037
706,225
1,745,000 5.000
(c)
09/01/2047
1,751,976
City of San Francisco Airport Commission International Airport
RB Series 2022A (Aa3/NR)
2,165,000 5.000
05/01/2052
2,187,422
City of San Francisco Airport Commission International Airport
Second Series RB Series 2019A (Aa3/AA-)
2,000,000 5.000
05/01/2049
2,012,394
City of San Francisco Improvement Area Community Facilities
District Special Tax Bonds Series 2021 (NR/NR)
925,000 4.000
09/01/2046
803,217
City of San Jose, California Airport Revenue Refunding Bonds
Series 2017A (A2/A)
4,310,000 5.000
03/01/2047
4,314,396
CMFA Special Finance Agency Essential Housing RB Series
2021A-1 (NR/NR)
4,465,000 3.000
(c)
12/01/2056
2,888,221
CMFA Special Finance Agency VIII Essential Housing RB 2021A-
1 (NR/NR)
5,500,000 3.000
(c)
08/01/2056
3,702,928
Community Facilities District No. 2016-1 of The Root Creek Water
District Improvement Area No. 2 Special Tax Bonds Series
2023 (NR/NR)
1,600,000 5.000
09/01/2053
1,613,253

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
Community Facilities District No. 2023-1 of The County of Orange
(Rienda Phase 2B) 2023 Series A Special Tax Bonds (NR/NR)
$ 1,260,000 5.500%
08/15/2053
$ 1,309,289
County of El Dorado CA Community Facilities District No. 2018-1
Bass Lake Hills Special Tax Bonds Series 2019 (NR/NR)
2,600,000 5.000
09/01/2044
2,612,208
200,000 4.000
09/01/2045
178,023
County of San Diego Community Facilities District No. 2008-01
Special Tax Series 2020 A (NR/NR)
695,000 3.000
09/01/2050
483,552
CSCDA Community Improvement Authority Essential Housing RB
Series 2021A-2 (NR/NR)
12,855,000 3.000
(c)
12/01/2056
9,005,786
CSCDA Community Improvement Authority Essential Housing
Senior Lien RB Series 2021A-1 (NR/NR)
10,890,000 3.600
(c)
05/01/2047
8,947,290
CSCDA Community Improvement Authority Essential Housing
Senior Lien RB Series 2021A-2 (NR/NR)
6,400,000 3.250
(c)
04/01/2057
4,608,413
Denair California Unified School District GO Bonds Capital
Appreciation Election 2001 Series 2003 B (NATL) (Baa3/A-)
1,305,000 0.000
(e)
08/01/2027
1,244,008
Department of Airports of The City of Los
Angeles LAX Subordinate RB 2021 Series D
(Private Activity/AMT) (Aa3/AA-)
1,895,000 4.000
05/15/2051
1,687,426
Department of Airports of The City of Los
Angeles LAX Subordinate RB 2022 Series A
(Private Activity/AMT) (Aa3/AA-)
2,955,000 4.000
05/15/2049
2,657,836
Department of Airports of The City of Los Angeles, California
Los Angeles International Airport Subordinate Revenue and
Refunding RB 2025 Series A (Aa3/NR)
6,200,000 5.250
05/15/2050
6,462,218
Department of Water and Power of The City of Los Angeles Power
System RB 2025 Series A (Aa2/NR)
9,375,000 5.000
07/01/2050
9,742,368
Department of Water and Power of The City of Los Angeles Power
System RB 2025 Series A (BAM) (Aa2/AA)
5,500,000 5.000
07/01/2053
5,694,533
3,625,000 5.000
07/01/2055
3,745,074
Dublin Unified School District GO Bonds Election of 2020 Series
B (Aa2/AA-)
15,000,000 4.250
08/01/2053
14,907,465
East Garrison Public Finance Authority Special Tax for East
Garrison Project Series 2019 (NR/NR)
445,000 3.125
09/01/2044
336,276
Eastern Foothill Transportation Corridor Agency Senior Lien Toll
Road Refunding RB Series 2021A (Baa1/A)
1,000,000 4.000
01/15/2046
958,457
El Camino Community College District Capital Appreciation Term
Bonds (Aa1/AA+)
6,475,000 0.000
(e)
08/01/2038
4,235,039
El Rancho California Unified School District GO Bonds Capital
Appreciation Election 2003 Series 2007 (NATL) (Baa3/NR)
5,400,000 0.000
(e)
08/01/2032
4,391,448
Fairfield COPS Capital Appreciation for Water Financing Series
2007 A (AGC) (NR/AA)
4,180,000 0.000
(e)
04/01/2029
3,824,437
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
Folsom Cordova Unified School District No. 4 GO for School
Facilities Improvement Capital Appreciation for Election of
2006 Series 2007 A (NATL) (Aa2/AA-)
$ 3,460,000 0.000%
(e)
10/01/2032
$ 2,850,367
Foothill/Eastern Transportation Corridor Agency toll Road RB
Refunding Capital Appreciation Senior Lien Series 2015 A
(AGM) (A1/AA)
10,000,000 0.000
(e)
01/15/2035
7,563,491
Foothill/Eastern Transportation Corridor Agency Toll Road RB
Refunding RMKT 08/24/17 Series 2013 B Subseries B-1
(Baa1/A)
22,010,000 3.950
(a)
01/15/2053
19,751,941
Golden State Securitization Settlement Corp ABS Bond Series
2021 2021B-1 (NR/BBB-)
13,020,000 3.850
06/01/2050
11,899,650
Golden State tobacco Securitization Corp. tobacco Settlement
Asset Backed Bonds Series 2022A-1 (NR/BBB)
5,375,000 5.000
06/01/2051
5,301,123
Golden State tobacco Securitization Settlement Corp ABS Bond
Series 2021B-2 (NR/NR)
89,510,000 0.000
(e)
06/01/2066
8,740,625
Improvement Area 3 of The City of Stockton Community Facilities
District No. 2018-2 Westlake Villages Ii Special Tax Bonds
Series 2024 (NR/NR)
650,000 5.000
09/01/2054
641,369
Improvement Area B of The City of Fillmore Community Facilities
District No. 5, Heritage Valley Parks Special Tax Bonds Series
2023 (NR/NR)
3,500,000 5.000
09/01/2053
3,546,869
Improvement Area No. 1 of California Municipal Finance
Authority Community Facilities District No. 2023-5 Special
Tax Bonds, Series 2023 (NR/NR)
1,000,000 5.500
09/01/2048
1,052,925
1,000,000 5.625
09/01/2053
1,047,858
Inland Empire Tobacco Securitization Authority RB Turbo Asset-
Backed Bonds for Capital Appreciation Series 2007 C-1
(NR/CCC)
117,360,000 0.000
(e)
06/01/2036
57,554,694
Inland Empire tobacco Securitization Authority RB Turbo Asset-
Backed Bonds for Capital Appreciation Series 2007 C-2
(NR/CCC)
51,235,000 0.000
(e)
06/01/2047
8,494,522
Inland Empire tobacco Securitization Authority RB Turbo
Asset-Backed Bonds for Capital Appreciation Series 2007 D
(NR/CCC)
290,580,000 0.000
(e)
06/01/2057
22,326,424
Irvine Unified School District Community Facilities District
Special Tax Bonds Series 2017 D (NR/NR)
4,600,000 5.000
03/01/2057
4,614,374
Lodi Unified School District GO Bonds Series 2021 (Aa2/NR)
3,700,000 3.000
08/01/2046
2,935,627
Los Angeles County GO Bonds for Westside Union School District
Election Series 2008 B (Aa2/AA-)
49,925,000 0.000
(e)
08/01/2050
15,697,239
Los Angeles County Public Works Financing Authority Lease RB
2020 Series A (NR/AA+)
2,125,000 3.000
12/01/2050
1,589,780

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
Merced-Union High School District Election of 2008 GO Bonds
Series 2011 C (Aa2/NR)
$ 3,760,000 0.000%
(e)
08/01/2035
$ 2,789,027
M-S-R Energy Authority Gas RB Series 2009 A (NR/BBB+)
12,950,000 6.500
11/01/2039
15,925,962
M-S-R Energy Authority Gas RB Series 2009 B (NR/BBB+)
3,000,000 6.500
11/01/2039
3,689,412
M-S-R Energy Authority Gas RB Series 2009 C (NR/BBB+)
6,555,000 6.125
11/01/2029
6,940,028
20,315,000 6.500
11/01/2039
24,983,468
New Haven Unified School District GO Refunding Bonds for
Capital Appreciation Series 2009 (AGC) (Aa2/AA)
1,105,000 0.000
(e)
08/01/2026
1,088,605
5,550,000 0.000
(e)
08/01/2030
4,916,282
7,855,000 0.000
(e)
08/01/2032
6,534,546
7,000,000 0.000
(e)
08/01/2034
5,417,626
Orange County California Community Facilities District No.
2015-1 Village of Esencia Special Tax Bonds Series 2015 A
(NR/NR)
1,000,000 5.250
08/15/2045
1,001,190
Palomar Pomerado Health GO Bonds Capital Appreciation for
Election of 2004 Series 2009 A (AGC) (A1/AA)
10,750,000 7.000
08/01/2038
11,931,787
Poway Unified School District GO Bonds Capital Appreciation for
School Facility Improvement Series 2011 B (Aa2/AA-)
1,300,000 0.000
(e)
08/01/2040
760,927
Rancho Cordova Community Facilities District No. 2003-1 Special
Tax Refunding for Sunridge Anatolia Series 2016 (NR/NR)
750,000 3.000
09/01/2034
709,652
Rancho Cordova Community Facilities District No. 2018-1 Special
Tax for Grantline 208 Series 2019 (NR/NR)
400,000 5.000
09/01/2049
404,176
Rialto Unified School District County of San Bernardino,
California GO Bonds, Election of 2022, Series 2023
(BAM) (Aa3/AA)
4,000,000 4.000
08/01/2052
3,739,869
Rialto Unified School District GO Election of 2010 Series 2011 A
(AGM) (Aa3/AA)
6,200,000 0.000
(e)
08/01/2036
4,078,115
River Islands Public Financing Authority CFD Improvement Area
Subordinate Special Tax Refunding Bonds Series 2022B-1
(NR/NR)
2,775,000 5.250
09/01/2047
2,808,506
3,875,000 5.000
09/01/2052
3,814,133
River Islands Public Financing Authority Community Facilities
District No. 2003-1 Special Tax series 2022 (NR/NR)
400,000 5.750
09/01/2052
414,547
Riverside County Redevelopment Agency Tax Allocation for
Capital Appreciation Jurupa Valley Redevelopment Project
Area Series 2011 B (NR/A+)
2,220,000 0.000
(e)
10/01/2033
1,724,242
2,220,000 0.000
(e)
10/01/2035
1,596,167
1,840,000 0.000
(e)
10/01/2037
1,199,506
5,000,000 0.000
(e)
10/01/2038
3,086,751
8,425,000 0.000
(e)
10/01/2039
4,922,000
13,395,000 0.000
(e)
10/01/2040
7,384,819
7,275,000 0.000
(e)
10/01/2041
3,775,107
6,100,000 0.000
(e)
10/01/2042
2,960,117
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
San Diego County Regional Airport Authority Subordinate Airport
RB Series 2021B (A1/NR)
$ 1,755,000 5.000%
07/01/2046
$ 1,789,504
San Diego County Regional Airport Authority Subordinate Airport
RB Series 2021B (AMT) (A1/NR)
1,080,000 5.000
07/01/2051
1,093,086
San Diego Unified School District GO Refunding Bonds Series
2012 R-1 (Aa2/AA-)
10,000,000 0.000
(e)
07/01/2030
8,900,196
3,305,000 0.000
(e)
07/01/2031
2,861,664
San Gorgonio Memorial Health Care District GO Refunding Bonds
Series 2020 (B1/NR)
1,370,000 4.000
08/01/2032
1,268,296
1,560,000 4.000
08/01/2033
1,413,456
1,680,000 4.000
08/01/2034
1,491,203
1,810,000 4.000
08/01/2035
1,584,720
1,945,000 4.000
08/01/2036
1,668,666
Santa Monica Redevelopment Agency Tax Allocation for
Earthquake Recovery Redevelopment Project Series 2011
(NR/AA)
2,000,000 5.000
07/01/2042
2,002,803
Silicon Valley tobacco Securitization Authority tobacco Settlement
ABS Series 2007D (NR/NR)
27,250,000 0.000
(e)
06/01/2056
2,464,757
Silicon Valley tobacco Securitization Authority tobacco Settlement
Asset Backed RB Series 2007 C (NR/NR)
91,400,000 0.000
(e)
06/01/2056
9,023,035
Southern California Public Power Authority A Public Entity
Organized Under The Laws of The State of California
Southern Transmission System Renewal Project RB 2025-1
(Aa2/NR)
4,500,000 5.000
07/01/2053
4,705,184
Tejon Ranch Public Facilities Financing Authority Special Tax
for Community Facilities District No. 2008-1 Series 2020
(NR/NR)
4,750,000 4.000
09/01/2050
4,168,416
Tobacco Securitization Authority of Southern California RB
Refunding for San Diego County Tobacco Asset Securitization
Corp. Series 2019 B-2 (NR/NR)
9,510,000 0.000
(e)
06/01/2054
1,963,530
Transbay Joint Powers Authority Senior Tax Allocation Bonds
Series 2020A (Tax-Exempt) (NR/NR)
1,000,000 5.000
10/01/2045
1,003,920
Transbay Joint Powers Authority Tax Allocation for Transbay
Redevelopment Project Series 2020 A (NR/NR)
1,110,000 5.000
10/01/2049
1,101,575
West Patterson Financing Authority California Community
Facilities Villages of Patterson Special Tax Bonds Series 2024
(NR/NR)
780,000 4.625
09/01/2049
749,604
2,425,000 5.000
09/01/2054
2,455,935
William S. Hart Union High School District GO Bonds Capital
Appreciation 2008 Election Series B (AGM) (Aa2/AA)
8,360,000 0.000
(e)
08/01/2034
6,448,355
Yosemite Community College District GO Bonds Election of 2004
Series 2010 D (Aa2/AA-)
19,135,000 0.000
(g)
08/01/2042
16,795,287
968,875,371

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado - 4.5%
Allison Valley Metropolitan District No. 2 GO Refunding Bonds
Series 2020 (NR/NR)
$ 1,550,000 4.700%
12/01/2047
$ 1,432,260
Arista Metropolitan District In The City and County of Broomfield,
Colorado Subordinate Limited Tax GO and Special RR and
Improvement Bonds Series 2023B (NR/NR)
2,260,000 8.250
12/15/2039
2,278,986
Banning Lewis Ranch Metropolitan District No. 8 GO Bonds
Series 2021 (NR/NR)
4,000,000 4.875
(c)
12/01/2051
3,560,445
Banning Lewis Ranch Regional Metropolitan District No. 2 GO
Bonds Series 2021 (NR/NR)
4,690,000 5.750
12/01/2051
4,504,286
Baseline Metropolitan District No.1 In The City and County of
Broomfield Colorado Subordinate Special RB Series 2024B
(NR/NR)
3,000,000 6.750
12/15/2054
3,014,548
Belford North Metropolitan District GO Bonds Series 2020 B
(NR/NR)
6,000,000 8.500
12/15/2050
6,008,945
Bella Mesa Metropolitan District GO Convertible Capital
Appreciation Bonds Series 2020 A (NR/NR)
1,930,000 6.750
(c)
12/01/2049
1,987,142
Board of Trustees of The Colorado School of Mines
Institutional Enterprise RB Series 2024A
(ST HGR ED INTERCEPT PROG) (Aa2/AA)
21,250,000 4.000
12/01/2049
19,608,858
Brighton Crossing Metropolitan District No. 6 Limited Tax GO
Bonds Series 2020A(3) (NR/NR)
3,835,000 5.000
12/01/2050
3,649,476
Buffalo Highlands Metropolitan District GO Bonds Series 2018 A
(NR/NR)
2,250,000 5.375
12/01/2048
2,223,099
Canyon Pines Metropolitan District Special Improvement District
No. 1 Special Assessment Bond Series 2021 A-2 (NR/NR)
11,500,000 3.750
12/01/2040
9,419,771
Cascade Ridge Metropolitan District GO Bonds Series 2021
(NR/NR)
2,500,000 5.000
12/01/2051
2,182,269
Castleview Metropolitan District LT GO Bonds Series 2021A3
(NR/NR)
4,220,000 5.000
12/01/2050
3,460,206
Cherry Creek South Metropolitan District Lt Go Bonds Series 2021
(NR/NR)
9,400,000 6.000
12/01/2051
8,701,069
Citadel on Colfax Business Improvement District Senior RB Series
2020 A (NR/NR)
2,510,000 5.350
12/01/2050
2,386,213
City of Denver Airport System Subordinate RB Series 2018A
(A1/A+)
7,000,000 4.000
12/01/2043
6,526,507
City of Oak Point A Municipal Corporation of The State of Texas
Located in Denton County Special Assessment RB Series 2024
(NR/NR)
2,200,000 6.000
(c)
12/01/2053
2,103,041
Cloverleaf Metropolitan District GO LT Bonds Series 2022A
(NR/NR)
1,825,000 6.000
12/01/2051
1,848,796
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
Colorado Bridge and Tunnel Enterprise Senior Infrastructure RB
Series 2024A (AGM) (A1/AA)
$ 7,500,000 5.250%
12/01/2049
$ 7,975,116
Colorado Education & Cultural Facilities Authority Charter School
RB Series 2021 (Baa3/NR)
2,075,000 4.000
10/01/2061
1,596,058
Colorado Educational & Cultural Facilities Authority RB for Aspen
View Academy, Inc. Series 2021 (Baa3/NR)
475,000 4.000
05/01/2051
391,854
1,000,000 4.000
05/01/2061
788,228
Colorado Educational & Cultural Facilities Authority
RB for Vega Collegiate Academy Series 2021 A
(ST INTERCEPT) (Ba2/NR)
900,000 5.000
(c)
02/01/2051
798,955
2,335,000 5.000
(c)
02/01/2061
2,003,922
Colorado Educational & Cultural Facilities Authority RB
Refunding for Rocky Mountain Classical Academy Project
Series 2019 (Ba1/NR)
6,000,000 5.000
(c)
10/01/2059
5,300,750
Colorado Educational and Cultural Facilities Authority Charter
School RB for James Irwin Educational Foundation Project
Series 2022 (NR/BBB)
1,580,000 5.000
09/01/2057
1,524,373
1,955,000 5.000
09/01/2062
1,867,066
Colorado Educational and Cultural Facilities Authority Charter
School RB for Mountain Phoenix Community School Project
Series 2023 (NR/NR)
4,355,000 6.250
(c)
07/01/2053
3,908,210
Colorado Educational and Cultural Facilities Authority Charter
School RB Refunding for Rocky Mountain Classical Academy
Project Series 2019 (Ba1/NR)
6,140,000 5.000
(c)
10/01/2049
5,629,154
Colorado Educational and Cultural Facilities Authority Cultural
Facilities RB The Stanley Project Subordinate Lien Series
2025B (NR/NR)
4,750,000 8.500
(c)
02/01/2059
5,381,739
Colorado Educational and Educational Facilities Authority Charter
School RB Ascent Classical Academy Charter Schools Inc.
Series 2024A (NR/BB)
3,500,000 5.800
(c)
04/01/2054
3,451,020
2,050,000 5.750
(c)
04/01/2059
1,993,816
Colorado Health Facilities Authority American Eagle Delaware
Holding Company Series 2022A-1 (NR/NR)
3,245,000 6.000
07/01/2036
3,161,586
Colorado Health Facilities Authority American Eagle Delaware
Holding Company Series 2022A-2 (NR/NR)
2,055,000 6.000
07/01/2031
2,010,209
Colorado Health Facilities Authority RB for Commonspirit Health
Series 2022A (A3/A-)
2,500,000 5.250
11/01/2052
2,588,531
Colorado Health Facilities Authority RB for Commonspirit Health
Series 2024A (A3/A-)
1,000,000 5.250
12/01/2054
1,038,009
Colorado Health Facilities Authority RB for Senior Living
American Eagle Portfolio Project Series 2022B-1 (NR/NR)
33,381,200 5.000
(a)
07/01/2057
25,424,507
Colorado Health Facilities Authority RB Intermountain Healthcare
Inc 2022 E (Aa1/AA+/A-1+)
33,605,000 2.450
(a)(b)
05/15/2062
33,605,000

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
Colorado Health Facilities Authority RB Refunding for Christian
Living Neighborhoods Obligated Group Series 2021 (NR/NR)
$ 950,000 4.000%
01/01/2042
$ 852,698
Colorado Health Facilities Authority RB Refunding for
CommonSpirit Health Obligated Group Series 2019 A-2
(A3/A-)
4,935,000 3.250
08/01/2049
3,821,695
Colorado High Performance Transportation Enterprise C-470
Express Lanes Senior RB Series 2017 (NR/NR)
900,000 5.000
12/31/2051
892,629
9,680,000 5.000
12/31/2056
9,534,049
Colorado Springs Urban Renewal Authority RB for Canyon Creek
Project Series 2018 A (NR/NR)
3,000,000 5.750 *
12/01/2047
2,397,547
Conestoga Metropolitan District LT GO Refunding & Improvement
Bonds Series 2021A3 (NR/NR)
850,000 5.250
12/01/2051
761,464
Constitution Heights Metropolitan District GO Refunding Bonds
Series 2020 (NR/NR)
1,736,000 5.000
12/01/2049
1,642,828
Copper Ridge Metropolitan District RB Series 2019 (NR/NR)
6,615,000 5.000
12/01/2039
6,632,751
1,750,000 5.000
12/01/2043
1,673,227
Copperleaf Metropolitan District GO LT Bonds Series 2021
(NR/NR)
3,600,000 4.875
12/01/2051
2,877,231
Copperleaf Metropolitan District No. 5 Arapahoe County Colorado
GO Refunding Bonds Series 2025A (NR/NR)
1,050,000 6.250
12/01/2045
1,057,745
1,300,000 6.500
12/01/2055
1,307,881
Copperleaf Metropolitan District No. 6 Arapoe County Subordinate
LT GO Bonds Series 2022B (NR/NR)
725,000 6.000
12/15/2041
733,917
Cornerstar Metropolitan District GO Refunding Bonds Series 2017
A (NR/NR)
1,000,000 5.125
12/01/2037
1,000,050
2,100,000 5.250
12/01/2047
2,036,304
Cottonwood Creek Metropolitan District No. 5 In The City
of Aurora Arapahoe County Colorado Limited Tax GO
Convertible Capital Appreciation Bonds Series 2025 (NR/NR)
4,500,000 0.000
(c)(g)
12/01/2055
3,446,078
Creekside Village Metropolitan District GO Bonds Series 2019 A
(NR/NR)
3,261,000 5.000
12/01/2049
2,920,979
Crowfoot Valley Ranch Metropolitan District No. 2 Subordinate
Limited Tax GO Refunding Bonds Series 2024B (NR/NR)
2,250,000 6.125
12/15/2054
2,187,224
CSU Strata Student Housing RB Series 2025A (NR/BB+)
3,625,000 5.375
(c)
03/01/2055
3,534,381
Denver Colorado City & County Special Facilities Airport RB
Refunding for United Air Lines, Inc. Project Series 2017
(NR/BB+)
22,850,000 5.000
10/01/2032
22,874,854
Denver Convention Center Hotel Authority RB Refunding Series
2016 (Baa2/BBB-)
665,000 5.000
12/01/2030
673,557
2,500,000 5.000
12/01/2032
2,529,481
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
Denver Convention Center Hotel Authority Senior Revenue
Refunding Bonds Series 2016 (Baa2/BBB-)
$ 325,000 5.000%
12/01/2031
$ 329,051
Denver Health & Hospital Authority COPS Series 2018 (NR/BBB)
1,825,000 4.000
12/01/2038
1,776,396
1,690,000 5.000
12/01/2048
1,693,508
Denver Health & Hospital Authority Healthcare Revenue
Refunding Bonds Series 2017A (NR/BBB)
4,000,000 5.000
(c)
12/01/2034
4,068,310
7,300,000 4.000
(c)
12/01/2035
7,232,761
7,300,000 4.000
(c)
12/01/2036
7,254,460
Denver Health & Hospital Authority RB Series 2019 A (NR/BBB)
415,000 5.000
12/01/2030
442,638
950,000 4.000
12/01/2040
891,856
Denver Health and Hospital Authority, Colorado Healthcare  RB,
Series 2025A (NR/BBB)
1,500,000 5.125
12/01/2050
1,512,394
2,500,000 6.000
12/01/2055
2,689,121
Dinosaur Ridge Metropolitan District RB Refunding and
Improvement Bonds Series 2019 A (NR/NR)
3,455,000 5.000
06/01/2049
3,321,466
E-470 Public Highway Authority RB Refunding Capital
Appreciation Series 2006 B (NATL) (A1/A+)
3,000,000 0.000
(e)
09/01/2039
1,519,719
E-470 Public Highway Authority RB Series 2004 A
(NATL) (A1/A+)
4,120,000 0.000
(e)
09/01/2034
3,115,961
E-470 Public Highway Authority RB Series 2010 A (A1/A+)
20,000,000 0.000
(e)
09/01/2040
11,161,744
Eagle Brook Meadows Metropolitan District No. 3 GO Bonds
Series 2021 (NR/NR)
1,600,000 5.000
12/01/2051
1,491,615
Fiddler's Business Improvement District GO Refunding Bonds
Series 2022 (NR/NR)
2,950,000 5.550
(c)
12/01/2047
2,991,665
Four Corners Business Improvement District LT Supported RB
Series 2022 (NR/NR)
2,500,000 6.000
12/01/2052
2,521,299
Glen Metropolitan District GO LT Bonds Series 2021 (NR/NR)
2,370,000 4.250
12/01/2051
1,936,351
Granary Metropolitan District No. 9 Special Improvement District
No. 1 Special Assessment RB Series 2024 (NR/NR)
2,775,000 5.450
(c)
12/01/2044
2,786,409
Greenspire Metropolitan District GO LT Bonds Series 2022
(NR/NR)
1,430,000 5.125
12/01/2051
1,286,230
Hawkview Metropolitan District In The City of Lone Tree Douglas
County Colorado Special Improvement District Special
Assessment RB Series 2025 (NR/NR)
3,780,000 5.625
12/01/2045
3,770,260
Hidden Creek Metropolitan District GO Bonds Series 2021 A
(NR/NR)
1,140,000 4.625
(c)
12/01/2045
972,635
High Plains Metropolitan District GO Refunding Bonds Series
2017 (NATL) (A2/NR)
3,680,000 4.000
12/01/2047
3,414,318
Highlands Metropolitan District No. 1 GO Bonds Series 2021
(NR/NR)
570,000 5.000
12/01/2051
485,853

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
Independence Metropolitan District No. 3 Limited Tax GO and
Special Revenue Refunding and Improvement Senior Bonds
Series 2024A (NR/NR)
$ 4,000,000 5.375%
12/01/2054
$ 4,001,700
Jay Grove Metropolitan District GO Bonds Series 2021 (NR/NR)
1,225,000 4.250
12/01/2051
945,784
Jefferson Center Metropolitan District No. 1 RB Series 2020 A-2
(B1/NR)
580,000 4.125
12/01/2040
548,166
900,000 4.375
12/01/2047
823,428
Johnstown Farms East Metropolitan District GO LT Bonds Series
2021 (NR/NR)
1,000,000 5.000
12/01/2051
853,217
Johnstown Plaza Metropolitan District LT GO Refunding and
Improvement Bonds Series 2022 (NR/NR)
11,200,000 4.250
12/01/2046
10,343,659
Jones District Community Authority Board RB for Convertible
Capital Appreciation Bonds Series 2020 (NR/NR)
7,800,000 5.750
12/01/2050
7,644,291
Kremmling Memorial Hospital District Certificates of Participation
Series 2024 (NR/NR)
11,000,000 6.625
(c)
12/01/2056
10,935,874
Ledge Rock Center Residential Metropolitan District No. 1 in The
Town of Johnstown Weld County Colorado LT GO Bonds
Series 2024A (NR/NR)
3,550,000 6.375
12/01/2054
3,605,326
Lochbuie Station Residential Metropolitan District Subordinate GO
Limited Tax Bonds Series 2024B (NR/NR)
535,000 6.250
12/15/2044
537,216
Loretto Heights Community Authority RB Series 2021 (NR/NR)
4,500,000 4.875
12/01/2051
3,559,097
Meridian Ranch Metropolitan District GO LT Bonds Series 2022
(NR/NR)
2,925,000 6.750
12/01/2052
2,998,673
Mineral Business Improvement District Limited Tax GO and
Special RB Series 2024A (NR/NR)
1,600,000 5.750
(c)
12/01/2054
1,610,173
Mineral Business Improvement District Subordinate Limited Tax
GO and Special RB Series 2024B (NR/NR)
420,000 8.500
(c)
12/15/2054
419,172
Mirabelle Metropolitan District No. 2 Douglas County Colorado
Subordinate Limited Tax GO Refunding and Improvement
Bonds Series 2025B (NR/NR)
1,500,000 6.125
12/15/2049
1,487,297
Morgan Hill Metropolitan District GO LT Refunding &
Improvement Bonds Senior Series 2021A (NR/NR)
2,900,000 4.000
12/01/2051
2,366,463
Mountain Sky Metropolitan District GO Bonds Series 2020 A
(NR/NR)
970,000 5.000
12/01/2049
924,192
Muegge Farms Metropolitan District No. 1 GO Bonds Series 2021
(NR/NR)
3,225,000 5.000
12/01/2051
2,755,301
Mulberry Metropolitan District LT GO Bonds Series 2022A
(NR/NR)
2,550,000 7.000
12/01/2052
2,610,582
Murphy Creek Metropolitan District GO LT Bonds Series 2021
(NR/NR)
12,788,000 5.000
12/01/2051
11,345,691
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
Murphy Creek Metropolitan District GO LT Bonds Series 2022A
(NR/NR)
$ 2,140,000 6.000%
12/01/2052
$ 2,026,299
Newlin Crossing Metropolitan District Limited Tax Convertible to
UT GO Bonds Series 2024A (NR/NR)
645,000 5.375
(c)
12/01/2054
643,870
Nexus North at DIA Metropolitan District GO Bonds Series 2021
(NR/NR)
1,140,000 5.000
12/01/2051
1,062,368
North Range Metropolitan District No. 2 GO Refunding Bonds
Series 2017 A (NR/NR)
2,360,000 5.625
12/01/2037
2,360,376
7,855,000 5.750
12/01/2047
7,854,716
North Range Metropolitan District Subordinate LT GO Special RB
Series 2017B (NR/NR)
1,043,000 7.750
12/15/2047
1,043,036
Northglenn Urban Renewal Authority Tax Allocation for Urban
Renewal Plan 2 Series 2019 (NR/BBB-)
225,000 4.000
12/01/2031
229,751
125,000 4.000
12/01/2032
127,071
340,000 4.000
12/01/2033
344,598
190,000 4.000
12/01/2034
192,050
550,000 4.000
12/01/2036
551,566
215,000 4.000
12/01/2038
212,448
Palisade Metropolitan District No. 2 Colorado Subordinate
Convertible Capital Appreciation GO Limited Tax and
Revenue Refunding Bonds Series 2024B (NR/NR)
3,000,000 0.000
(c)(g)
12/15/2054
2,862,020
Parkdale Community Authority
3,420,000 7.000
12/15/2044
3,484,082
1,625,000 5.875
12/01/2045
1,697,144
Parkdale Community Authority Limited Tax Supported Convertible
Capital Appreciation RB Series 2024A (NR/NR)
5,170,000 0.000
(c)(g)
12/01/2053
4,457,662
Parkdale Community Authority Subordinate Limited Tax Supported
RB Series 2024B (NR/NR)
1,392,000 9.000
(c)
12/15/2053
1,391,435
Parterre Metropolitan District No. 5
1,750,000 6.125
12/01/2055
1,834,541
Patriot Park Metropolitan District No. 2 GO Bonds Series 2021
(NR/NR)
971,000 4.300
12/01/2050
829,925
Pinery Commercial Metropolitan District No. 2 Douglas County
Colorado Special RB Series 2025 (NR/NR)
2,700,000 5.750
12/01/2054
2,682,267
Plaza Metropolitan District No. 1 RB Refunding Series 2013
(NR/NR)
1,000,000 5.000
(c)
12/01/2040
1,000,339
Powhaton Community Authority LT Supported RB Series 2021
(NR/NR)
5,460,000 5.000
12/01/2051
4,857,390
Prairie Center Metropolitan District No. 3 In The City of Brighton
Adams County Colorado Limited Property Tax Supported
District Improvements RB Series 2024B (NR/NR)
1,000,000 5.875
12/15/2046
1,043,619
Prairie Center Metropolitan District No. 3 In The City of Brighton
Adams County Colorado Limited Property Tax Supported
Primary Improvements RB Series 2024A (NR/NR)
1,600,000 5.875
12/15/2046
1,667,675

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
Prairie Center Metropolitan District No. 3 Limited Property Tax
Supported RB Refunding Series 2017 A (NR/NR)
$ 6,500,000 5.000%
(c)
12/15/2041
$ 6,504,844
Prairie Center Metropolitan District No. 7 GO Bonds Series 2020
(NR/NR)
725,000 4.875
12/15/2044
708,587
Pueblo Urban Renewal Authority Tax Allocation Series 2021 A
(NR/NR)
25,675,000 4.750
(c)
12/01/2045
24,046,258
Rampart Range Metropolitan District No. 5 RB Series 2021
(NR/NR)
1,750,000 4.000
12/01/2051
1,404,961
Redtail Ridge Metropolitan District City of Louisville Boulder
County Colorado GO Limited Tax Capital Appreciation Turbo
Bonds Series 2025 (NR/NR)
4,500,000 0.000
(e)
12/01/2032
2,826,088
Reunion Metropolitan District RB Series 2021 A (NR/NR)
2,052,223 3.625
12/01/2044
1,519,124
Ritoro Metropolitan District in the Town of Elizabeth Colorado
Subordinate GO Limited Tax Refunding Bonds Series 2025B
(NR/NR)
631,000 6.250
12/15/2057
628,566
Riverview Metropolitan District GO Refunding Bonds Series 2021
(NR/NR)
500,000 5.000
12/01/2051
442,683
RRC Metropolitan District LT GO Bonds Series 2021 (NR/NR)
5,125,000 5.250
12/01/2051
4,560,817
Sabell Metropolitan District GO Bonds Series 2020 A (NR/NR)
1,044,000 5.000
(c)
12/01/2050
1,020,173
Second Creek Farm Metropolitan District No. 3 GO Bonds Series
2019 A (NR/NR)
3,450,000 5.000
12/01/2039
3,451,148
5,695,000 5.000
12/01/2049
5,338,542
Senac South Metropolitan District GO LT Bonds Series 2021A3
(NR/NR)
9,375,000 5.250
12/01/2051
8,948,422
Settler's Crossing Metropolitan District No. 1 GO Bonds Series
2020 A (NR/NR)
2,185,000 5.000
(c)
12/01/2040
2,191,404
1,625,000 5.125
(c)
12/01/2050
1,563,348
Sky Dance Metropolitan District No. 2 GO Limited Tax
Convertible To UT Bonds Series 2024A (NR/NR)
2,000,000 6.000
12/01/2054
2,033,011
Sky Ranch Community Authority Board LT Support District Bonds
Series 2022A (NR/NR)
4,345,000 5.750
12/01/2052
4,398,284
South Sloan's Lake Metropolitan District No. 2 GO Improvement
Bonds Series 2019 (AGM) (Baa1/AA)
750,000 4.000
12/01/2044
716,303
2,210,000 3.000
12/01/2049
1,635,969
South Timnath Metropolitan District No. 1 GO Limited
Subordinate Tax Bonds Series 2019 B (NR/NR)
2,208,000 8.000
12/15/2048
1,882,748
South Timnath Metropolitan District No. 1 GO Limited Taxable
Bonds Series 2019 A (NR/NR)
500,000 5.500
12/01/2048
412,508
Southlands Metropolitan District No. 1 GO Refunding Bonds
Series 2017A-1 (Ba1/NR)
1,750,000 5.000
12/01/2047
1,697,954
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
Stc Metropolitan District No. 2 in The Town of Superior Boulder
County, Colorado Limited Tax GO and Special Revenue
Refunding Second Lien Bonds, Series 2025A-2 (NR/NR)
$ 7,250,000 6.250%
(c)
12/01/2055
$ 7,293,528
Sterling Hills West Metropolitan District GO Refunding Bonds
Series 2017 (A2/NR)
650,000 5.000
12/01/2039
664,730
Sterling Ranch Community Authority Board Douglas County
Colorado LT Supported and Special Revenue District No.
4 Subdistrict - A Refunding Senior Bonds Series 2024A
(NR/NR)
1,000,000 6.500
12/01/2054
1,036,083
Sterling Ranch Community Authority Board Douglas County
Colorado Special Improvement District No. 1 Special
Assessment RB Series 2024 (NR/NR)
700,000 5.625
12/01/2043
716,998
Sunset Parks Metropolitan District Limited Tax GO Bonds Series
2024A (NR/NR)
910,000 5.125
(c)
12/01/2054
881,734
647,000 7.625
(c)
12/15/2054
643,786
Takoda Metropolitan District Limited Tax GO Refunding Bonds
Series 2018 (Baa3/NR)
8,000,000 6.000
12/01/2050
8,188,626
The Canyons Metropolitan District No. 5 in The City of Castle
Pines Subordinate Limited Tax GO and Special Revenue
Refunding Bonds Series 2024B (NR/NR)
2,000,000 6.500
12/15/2054
1,995,419
The Village Metropolitan District GO Refunding Bonds Series
2020 (NR/NR)
1,100,000 5.000
12/01/2040
1,097,816
1,750,000 5.000
12/01/2049
1,669,626
The Village Metropolitan District In The Town of Avon Colorado
Special Revenue and Limited Property Tax Improvement
Bonds Series 2025A (NR/NR)
2,455,000 5.750
12/01/2055
2,476,443
Timberleaf Metropolitan District in The City of Thornton Adams
County, Colorado Subordinate GO Limited Tax Bonds, Series
2025B (NR/NR)
850,000 7.875
12/15/2055
848,707
Trails at Crowfoot Metropolitan District No. 3 In The Town of
Parker Colorado Subordinate GO Limited Tax Refunding
Bonds Series 2024B (NR/NR)
725,000 6.875
12/15/2052
725,312
Trevenna Metropolitan District in The Town of Windsor Limited
Tax GO Bonds Series 2024A (NR/NR)
2,025,000 5.750
12/01/2054
1,972,935
Trevenna Metropolitan District In The Town of Windsor
Subordinate Limited Tax GO Bonds Series 2024B(3) (NR/NR)
627,000 8.250
12/15/2049
626,755
Village Metropolitan District No. 2 Limited Tax GO and Special
RB Series 2019 (NR/NR)
500,000 4.375
12/01/2044
491,635
Villages at Johnstown Metropolitan District No. 3 GO Bonds Series
2020 A (NR/NR)
578,000 5.000
12/01/2040
581,574
1,020,000 5.000
12/01/2050
935,257
Waterview North Metropolitan District No. 1 El Paso County
Colorado Limited Tax GO Bonds Series 2024A (NR/NR)
3,150,000 5.750
(c)
12/01/2054
3,064,770

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
Waterview North Metropolitan District No. 1 El Paso County,
Colorado Limited Tax GO Bonds Subordinate Limited Tax GO
Series 2024B (NR/NR)
$ 782,000 8.000%
(c)
12/15/2054
$ 781,276
Weems Neighborhood Metropolitan District in The City of
Lafayette Boulder County Colorado GO Bonds Series 2025A
& 2025B (NR/NR)
1,000,000 5.875
12/01/2055
1,023,330
West Meadow Metropolitan District town of Fraser, Grand County,
Colorado Limited Tax GO Senior Bonds Series 2023A
(NR/NR)
2,250,000 6.500
(c)
12/01/2050
2,312,645
Westerly Metropolitan District No. 4 GO Bonds Series 2021 A-2
(NR/NR)
1,000,000 0.000
(g)
12/01/2050
947,669
Westerly Metropolitan District No. 4 GO Bonds Series 2021 B-3
(NR/NR)
4,238,000 8.000
12/15/2050
4,239,088
Wildgrass at Rockrimmon Metropolitan District GO Bonds Series
2020 A (NR/NR)
940,000 5.000
(c)
12/01/2050
854,886
Wildgrass at Rockrimmon Metropolitan District GO Bonds Series
2020 B (NR/NR)
93,000 7.750
12/15/2050
93,124
Windshire Park Metropolitan District No. 2 GO Refunding &
Improvement Bonds Senior Series 2017 A (NR/NR)
1,500,000 6.500
12/01/2047
1,533,427
Winsome Metropolitan District No. 3 GO Bonds Series 2021 A
(NR/NR)
2,184,000 5.125
(c)
12/01/2050
1,941,484
Woodmen Heights Metropolitan District No. 2 GO Refunding
Bonds Series 2020 B-1 (NR/NR)
1,689,000 6.250
12/15/2040
1,670,737
583,401,302
Connecticut - 0.6%
City of New Haven CT GO Bonds Series 2018 (NR/A-)
310,000 5.500
08/01/2038
323,986
City of New Haven GO Bonds Series 2018 A (NR/A-)
900,000 5.500
08/01/2034
951,202
500,000 5.500
08/01/2035
526,843
420,000 5.500
08/01/2036
441,457
500,000 5.500
08/01/2037
524,135
Connecticut Airport Authority Customer Facility Charge RB for
Ground Transportation Center Project Series 2019A (NR/A)
1,750,000 4.000
07/01/2049
1,532,894
Connecticut State Health & Educational Facilities Authority RB for
McLean Affiliates Obligated Group Series 2020 A (NR/NR)
1,150,000 5.000
(c)
01/01/2045
1,019,828
3,065,000 5.000
(c)
01/01/2055
2,534,584
Connecticut State Health & Educational Facilities Authority
RB Refunding for The University of Hartford Series 2019
(NR/BB+)
1,045,000 4.000
07/01/2039
908,577
3,500,000 4.000
07/01/2044
2,805,544
5,325,000 4.000
07/01/2049
3,996,786
Great Pond Improvement District RB for Great Pond Phase 1
Project Series 2019 (NR/NR)
2,500,000 4.750
(c)
10/01/2048
2,365,955
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Connecticut – (continued)
Mohegan Tribal Finance Authority Tribal RB Economic
Development Bonds Series 2015 (NR/B-)
$ 28,100,000 7.000%
(c)
02/01/2045
$ 28,320,796
State of Connecticut Health and Educational Facilities Authority
RB for University of Hartford 2022 Series P (NR/BB+)
2,455,000 5.375
07/01/2052
2,227,658
State of Connecticut Health and Educational Facilities Authority
Revenue Bonds Goodwin University Obligated Group Issue
Series A-1 (NR/BBB-)
4,600,000 5.375
07/01/2054
4,461,060
Steel Point Infrastructure Improvement District Special Obligation
RB Series 2024 (NR/NR)
3,865,000 6.000
(c)
04/01/2052
4,112,544
Steel Point Infrastructure Improvement District Special Obligation
RB Series 2024 Steelpointe Harbor Project (NR/NR)
925,000 5.625
(c)
04/01/2044
968,276
Steel Point Infrastructure Improvement District Tax Allocation for
Steelpointe Harbor Project Series 2021 (NR/NR)
2,025,000 4.000
(c)
04/01/2051
1,730,717
The Housing Authority of the City of Stamford RB Mozaic
Concierge Living Project RB Series 2025A (NR/NR)
750,000 5.500
10/01/2035
786,834
1,825,000 6.000
10/01/2040
1,918,956
1,450,000 6.375
10/01/2045
1,490,388
2,275,000 6.500
10/01/2055
2,314,877
1,650,000 6.250
10/01/2060
1,643,387
Town of Hamden RB for Whitney Center Project Series 2022A
(NR/NR)
6,925,000 7.000
01/01/2053
7,308,927
75,216,211
Delaware - 0.1%
Delaware Economic Development Authority Charter School RB for
Aspira of Delaware Charter Operations Project Series 2022A
(NR/BB)
1,075,000 4.000
06/01/2052
807,591
1,125,000 4.000
06/01/2057
818,563
Delaware Economic Development Authority RB for ACTS
Retirement-Life Communities, Inc. Obligated Group Series
2018 B (NR/NR)
1,865,000 5.000
11/15/2048
1,867,078
Delaware Health Facilities Authority RB Refunding for Bayhealth
Medical Center Obligated Group Series 2017 A (NR/AA-)
3,130,000 4.000
07/01/2043
3,026,954
Delaware State Economic Development Authority RB for First
State Montessori Academy, Inc. Series 2019 A (NR/BBB-)
855,000 5.000
08/01/2049
803,661
835,000 5.000
08/01/2054
774,239
Delaware State Economic Development Authority RB for Newark
Charter School, Inc. Series 2020 (NR/BBB+)
1,900,000 5.000
09/01/2050
1,884,620
Town of Bridgeville Special Tax Refunding for Heritage Shores
Special Development District Series 2020 (Baa3/NR)
4,720,000 4.000
07/01/2035
4,701,854
14,684,560
District of Columbia - 0.9%
District Columbia Tobacco Settlement Filing Corp / Tobacco Asset
Backed Bds 2006 A (NR/NR)
135,095,000 0.000
(e)
06/15/2046
30,332,259

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
District of Columbia – (continued)
District of Columbia Metropolitan Airport Authority Airport
System Revenue Refunding Bonds Series 2021A (Aa3/AA-)
$ 5,000,000 4.000%
10/01/2051
$ 4,427,659
District of Columbia Union Market Project Tax Increment RB
Convertible Capital Appreciation Bonds Series 2024B
(NR/NR)
3,675,000 0.000
(c)(g)
06/01/2049
2,238,540
District of Columbia Water and Sewer Authority Public Utility
Subordinate Lien Multimodal RB Daily Rate Period Subseries
2025C-2 (Aa2/AA+/A-1)
3,345,000 2.550
(a)(b)
10/01/2060
3,345,000
Metropolitan Washington Airports Authority Dulles toll Road RB
Second Senior Lien Capital Appreciation for Dulles Metrorail
and Capital Improvement Project Series 2010 B (Baa1/A-)
37,100,000 6.500
10/01/2044
39,519,899
Metropolitan Washington Airports Authority Dulles Toll Road RB
Series 2019 B (AGM) (A1/AA)
3,000,000 3.000
10/01/2050
2,172,871
3,170,000 4.000
10/01/2053
2,802,486
Metropolitan Washington Airports Authority Dulles Toll Road RB
Series 2019 B (Baa2/A-)
1,115,000 4.000
10/01/2053
963,867
Metropolitan Washington Airports Authority Dulles toll Road
Revenue Refunding Bonds for Dulles Metrorail & Capital
Improvements Projects Series 2022 (AGM) (A1/AA)
6,190,000 4.000
10/01/2052
5,491,468
Washington Metropolitan Area Transit Authority Second Lien
Dedicated RB Series 2025A (NR/AA)
17,500,000 5.250
07/15/2055
18,413,672
109,707,721
Florida - 13.7%
Abbott Square Community Development District City of
Zephyrhills, Florida Special Assessment Bonds Series 2025
(NR/BBB)
1,190,000 5.625
05/01/2055
1,220,319
Aberdeen Community Development District Special Assessment
Refunding Series 2020 A-2 (NR/NR)
3,560,000 4.750
05/01/2036
3,634,434
Aberdeen Community Development District Special Assessment
Series 2018 (NR/NR)
610,000 5.000
05/01/2039
622,238
1,010,000 5.100
05/01/2049
1,010,267
Academical Village Community Development District Special
Assessment Bonds Series 2020 (NR/NR)
1,580,000 3.625
05/01/2040
1,397,700
1,775,000 4.000
05/01/2051
1,489,017
Anabelle Sandridge Community Development District Clay County
Florida Special Assessment  RB, Series 2025 (NR/NR)
1,830,000 6.125
05/01/2055
1,871,893
Antillia Community Development District Miami-Dade County
Florida Special Assessment Bonds Series 2024 (NR/NR)
785,000 5.600
05/01/2044
801,788
1,135,000 5.875
05/01/2054
1,152,249
Arbors Community Development District Capital Improvement RB
Series 2023 (NR/NR)
1,125,000 5.400
05/01/2043
1,170,362
2,050,000 5.625
05/01/2053
2,114,679
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Arbors Community Development District Capital Improvement RB
Series 2024 (NR/NR)
$ 900,000 5.150%
(c)
05/01/2044
$ 910,878
1,365,000 5.500
(c)
05/01/2055
1,374,143
Arborwood Community Development District RB Capital
Improvement Refunding Senior Lien Series 2018 A-1
(AGM) (NR/AA)
6,695,000 3.700
05/01/2036
6,746,090
Arborwood Community Development District RB Capital
Improvement Refunding Subordinate Lien Series 2018 A-2
(NR/NR)
440,000 4.625
05/01/2028
445,231
1,765,000 5.000
05/01/2036
1,801,626
Arborwood Community Development District Special Assessment
Capital Improvement Refunding Series 2014 B A-1 (NR/NR)
2,830,000 6.900
05/01/2036
2,832,479
Arborwood Community Development District Special Assessment
Capital Improvement Refunding Series 2014 B A-2 (NR/NR)
390,000 6.900
05/01/2036
390,283
Armstrong Community Development District Special Assessment
for Assessment Area Two Project Series 2019 A (NR/NR)
490,000 4.000
11/01/2040
459,186
3,130,000 4.000
11/01/2050
2,597,054
Artisan Lakes East Community Development District RB for
Capital Improvement Series 2018 (NR/NR)
1,845,000 5.100
(c)
05/01/2039
1,888,251
3,080,000 5.200
(c)
05/01/2049
3,092,010
Artisan Lakes East Community Development District Special
Assessment Bond Series 2021-2 (NR/NR)
515,000 3.125
(c)
05/01/2041
427,312
Astonia Community Development District Polk County, Florida
Special Assessment Bonds, Series 2024 Assessment Area Four
Project (NR/NR)
1,715,000 5.700
05/01/2054
1,751,032
Astonia Community Development District Special Assessment for
Assessment Area 2 Project Series 2021 (NR/NR)
500,000 3.200
(c)
05/01/2041
422,355
Astonia Community Development District Special Assessment
for Assessment Area Three Series 2023 Project Series 2023
(NR/NR)
1,045,000 5.375
06/15/2053
1,061,072
Astonia Community Development District Special Assessment for
North Parcel Assessment Area Project Series 2021 (NR/NR)
775,000 3.200
(c)
05/01/2041
663,096
Aurora Oaks Community Development District Marion County,
Florida Special Assessment Bonds, Series 2024 Assessment
Area One Project (NR/NR)
1,025,000 5.625
05/01/2055
996,606
Avalon Groves Community Development District Special
Assessment for Assessment Area One Phase 1 Project 1 & 2
Series 2019 (NR/NR)
660,000 4.375
11/01/2049
595,107
Avalon Groves Community Development District Special
Assessment for Assessment Area One Project Series 2017
(NR/NR)
740,000 5.750
05/01/2048
762,738

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Avalon Groves Community Development District Special
Assessment for Assessment Area Three Project Series 2021
(NR/NR)
$ 250,000 3.375%
05/01/2041
$ 223,932
Avalon Groves Community Development District Special
Assessment for Assessment Area Two Project Series 2017 A-1
(NR/NR)
1,780,000 6.000
05/01/2048
1,859,460
Avalon Groves Community Development District Special
Assessment for Phases 3 and 4 Sub Assessment Area One
Series 2021 (NR/NR)
650,000 3.125
05/01/2041
557,292
Avalon Park West Community Development District Special
Assessment RB for Pasco County Project Area Series 2022
(NR/NR)
775,000 5.625
05/01/2052
794,517
Avalon Park West Community Development District Special
Assessment Refunding Series 2020 (NR/NR)
580,000 3.750
(c)
05/01/2040
542,962
Avenir Community Development District City of Palm Beach
Gardens Florida Senior Special Assessment Bonds Series
2021A-1 (NR/NR)
3,725,000 3.400
05/01/2052
2,798,641
Avenir Community Development District Special Assessment
Bonds for Assessment Area Two - 2021B Project Series 2021B
(NR/NR)
3,000,000 5.000
(c)
05/01/2041
3,135,844
Avenir Community Development District Special Assessment
Bonds Series 2019B- Parcel A-4 Project (NR/NR)
1,075,000 5.250
05/01/2029
1,092,137
Avenir Community Development District Special Assessment
Bonds Series 2023 (NR/NR)
1,170,000 5.375
05/01/2043
1,178,625
4,845,000 5.625
05/01/2054
4,848,192
Aviary at Rutland Ranch Community Development District
Manatee County, Florida Special Assessment Bonds Series
2025 (NR/NR)
1,250,000 6.000
05/01/2055
1,293,748
Aviary at Rutland Ranch Community Development District
Special Assessment Refunding for Area 1 Project Series 2019
(NR/NR)
900,000 4.500
(c)
06/01/2039
900,704
1,630,000 4.625
(c)
06/01/2049
1,514,083
Babcock Ranch Community Independent Special District Special
Assessment RB Series 2015 (NR/NR)
205,000 4.750
11/01/2026
205,163
700,000 5.000
11/01/2031
700,734
5,975,000 5.250
11/01/2046
5,975,834
Babcock Ranch Community Independent Special District Special
Assessment RB Series 2022 (NR/NR)
6,000,000 5.000
05/01/2042
6,091,442
Bannon Lakes Community Development District Special
Assessment RB Series 2016 (NR/NR)
955,000 5.000
11/01/2036
977,709
1,050,000 5.000
11/01/2048
1,037,798
Bannon Lakes Community Development District Special
Assessment Series 2021 (NR/NR)
700,000 3.500
(c)
05/01/2041
628,450
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Bartram Park Community Development District Special
Assessment RB Refunding for City of Jacksonville
Subordinate Lien Series 2015 A-2 (NR/NR)
$ 880,000 5.000%
05/01/2035
$ 880,509
Beaumont Community Development District Special Assessment
Bonds for Assessment Area Two-Commercial Project Series
2019 (NR/NR)
1,180,000 6.375
(c)
11/01/2049
1,215,053
Bella Tara Community Development District Osceola County
Florida Special Assessment Bonds Series 2025 (NR/NR)
2,285,000 6.125
05/01/2056
2,358,981
1,490,000 6.500
05/01/2056
1,536,845
Bellagio Community Development District Special Assessment
Bonds Series 2013 (NR/BBB)
170,000 6.000
11/01/2027
175,759
2,965,000 6.500
11/01/2043
3,100,141
1,490,000 4.125
11/01/2046
1,268,733
Bellehaven Community Development Special Assessment Bonds
Series 2025 (NR/NR)
2,100,000 6.050
05/01/2055
2,160,518
Belmond Reserve Community Development District Special
Assessment Bonds Series 2020 (NR/NR)
1,045,000 4.000
05/01/2040
1,046,057
Belmont Community Development District Capital Improvement
Phase 1 Project Series 2013 A (NR/NR)
535,000 6.125
11/01/2033
582,220
1,000,000 6.500
11/01/2043
1,097,225
Belmont II Community Development District Special Assessment
RB Series 2020 (NR/NR)
1,495,000 4.000
12/15/2050
1,280,050
Belmont II Community Development District Special Assessment
Series 2020 (NR/NR)
1,280,000 3.625
12/15/2040
1,224,268
Berry Bay Community Development District Special Assessment
for Assessment Area 1 Project Series 2021 (NR/NR)
1,250,000 3.625
05/01/2041
1,074,066
Berry Bay Community Development District Special Assessment
RB for Assessment Area Three Series 2024 (NR/NR)
825,000 5.000
05/01/2044
814,401
925,000 5.350
05/01/2054
897,061
Berry Bay Community Development District Special Assessment
RB Series 2023 (NR/NR)
1,525,000 5.750
05/01/2053
1,559,386
Bexley Community Development District Special Assessment
Bonds Series 2016 (NR/NR)
1,680,000 4.700
05/01/2036
1,682,802
3,200,000 4.875
05/01/2047
3,100,134
Biscayne Drive Estates Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
890,000 6.000
06/15/2052
919,547
Black Creek Community Development District Special Assessment
Bonds Series 2020 (NR/NR)
325,000 3.750
06/15/2040
297,365
950,000 4.000
06/15/2050
800,145
Blue Lake Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
1,000,000 4.250
06/15/2039
977,067

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Boggy Branch Community Development District Special
Assessment Series 2021 (NR/NR)
$ 1,165,000 3.500%
05/01/2041
$ 1,000,201
1,355,000 4.000
05/01/2051
1,078,117
Botaniko Community Development District Special Assessment
Bonds Series 2020 (NR/NR)
565,000 3.625
05/01/2040
496,579
Bradbury Community Development District Special Assessment
Bonds Series 2023 (NR/NR)
1,800,000 5.250
05/01/2043
1,840,366
2,250,000 5.500
05/01/2053
2,269,739
Bridgewalk Community Development District
675,000 6.500
12/15/2053
712,265
Bridgewater Community Development District Special Assessment
Refunding Bonds for Assessment Area Two Series 2015
(NR/NR)
5,280,000 5.750
05/01/2035
5,456,458
Brightwater Community Development District Capital
Improvement RB for Assessment Area Two Series 2024
(NR/NR)
650,000 5.350
(c)
05/01/2044
666,585
1,325,000 5.625
(c)
05/01/2055
1,348,176
Brightwater Community Development District Special Assessment
Bonds for Assessment Area One Series 2021 (NR/NR)
935,000 3.150
05/01/2041
815,620
Brookstone Community Development District Special Assessment
RB for Manatee County Series 2022 (NR/NR)
1,000,000 5.500
05/01/2042
1,032,383
1,500,000 5.625
05/01/2052
1,520,797
Buckhead Trails Community Development District Special
Assessment Bonds for Manatee County Project Series 2022
(NR/NR)
900,000 5.625
05/01/2042
945,158
1,305,000 5.750
05/01/2052
1,328,572
Buckhead Trails Community Development District Special
Assessment Bonds for Manatee County Project Series 2024
(NR/NR)
320,000 5.600
05/01/2044
323,833
915,000 5.875
05/01/2054
917,454
Buena Lago Community Development District Capital
Improvement RB Series 2022 (NR/NR)
1,040,000 5.500
05/01/2052
1,073,375
Buena Lago Community Development District Osceola County
Florida Capital Improvement RB Series 2024 Assessment Area
Two (NR/NR)
900,000 5.550
05/01/2054
897,062
Campo Bello Community Development District Special
Assessment Bonds Series 2019 (NR/NR)
1,100,000 4.000
12/15/2039
1,046,221
1,350,000 4.000
12/15/2049
1,133,661
Capital Projects Finance Authority Educational Facilities RB
Imagine School at North Port Project (NR/NR)
13,170,000 6.500
(c)
06/15/2055
13,258,326
Capital Projects Finance Authority Educational Facilities RB
Kissimmee Charter Academy Project Series 2024 (NR/NR)
175,000 6.500
(c)
06/15/2054
178,019
445,000 6.625
(c)
06/15/2059
455,541
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Capital Projects Finance Authority Student Housing RB for PRG
- Unionwest Properties LLC Project Senior Series 2024A-1
(Tax-Exempt) (Ba3/NR)
$ 3,550,000 5.000%
(c)
06/01/2049
$ 3,300,656
4,375,000 5.000
(c)
06/01/2054
3,991,530
4,225,000 5.000
(c)
06/01/2058
3,808,884
Capital Trust Agency Student Housing RB for University Bridge
LLC Series 2018 A (Ba2/NR)
45,905,000 5.250
(c)
12/01/2058
43,454,504
Capital Trust Agency, Inc. RB for AcadeMir Charter School West
Series 2021 A-2 (Ba2/NR)
595,000 4.000
(c)
07/01/2056
445,423
Capital Trust Agency, Inc. RB for Imagine Charter School at North
Manatee Series 2021 A (NR/NR)
3,030,000 5.000
(c)
06/01/2056
2,535,247
Capital Trust Agency, Inc. RB for Imagine-Pasco County LLC
Series 2020 A (B3/NR)
1,155,000 5.000
(c)
12/15/2049
973,753
1,075,000 5.000
(c)
12/15/2054
882,774
Capital Trust Authority Educational Facilities Lease RB Seaside
Community Charter School Project Series A (Baa3/NR)
1,220,000 5.000
06/15/2044
1,185,877
1,385,000 5.125
06/15/2059
1,308,278
Capital Trust Authority Educational Facilities RB Academir Charter
Schools, Inc. Project Series 2025A (Ba2/NR)
5,000,000 6.500
(c)
07/01/2055
5,040,789
22,365,000 6.625
(c)
07/01/2065
22,575,495
Capital Trust Authority Educational Facilities RB Madrone -
Florida Tech Student Housing I, LLC - Florida Institute of
Technology Project, Series 2025A (NR/BB)
1,150,000 5.250
(c)
07/01/2050
1,114,661
1,300,000 5.250
(c)
07/01/2055
1,243,383
Capital Trust Authority Educational Facilities RB The Learning
Center Project Series 2025 (NR/NR)
9,400,000 6.750
(c)
06/15/2065
9,387,715
Capital Trust Authority Educational Facilities Revenue and
Revenue Refunding Bonds St. Johns Classical Academy Inc.
Project Series 2025A (Ba2/NR)
500,000 5.125
(c)
06/15/2050
456,756
1,000,000 5.250
(c)
06/15/2059
908,353
Capital Trust Authority Educational Facilities Revenue Refunding
Bonds for Southeastern University, Inc. Project Series 2023A
(NR/BB)
4,470,000 6.375
(c)
05/01/2053
4,578,033
Capital Trust Authority Educational Facilities Revenue Refunding
Bonds Southeastern University Inc Project Series 2023A
(NR/BB)
4,775,000 6.250
(c)
05/01/2048
4,895,062
Capital Trust Authority RB Anticipation Notes Convivial-St
Petersburg Project Series 2024A (NR/NR)
10,125,000 12.000
(c)
10/03/2029
11,863,370
Capital Trust Authority Tax-Exempt RB for MVM Landfill, LLC
Project Series 2024A (NR/NR)
3,650,000 6.875
(c)
12/01/2044
3,653,628
Carlton Lakes Community Development District Special
Assessment RB Series 2018 (NR/NR)
495,000 5.125
05/01/2038
504,314
1,000,000 5.250
05/01/2049
1,003,861

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Caymas Community Development District Capital Improvement
RB, Series 2024 (Assessment Area One) (NR/NR)
$ 900,000 5.625%
05/01/2054
$ 901,258
Center Lake Ranch West Community Development District
(City of St. Cloud, Florida) Capital Improvement RB, Series
2023 (Assessment Area One) (NR/NR)
2,275,000 6.000
05/01/2054
2,354,233
Central Parc Community Development District City of North Port
Florida Special Assessment RB Series 2024 (NR/NR)
650,000 5.700
05/01/2044
659,051
650,000 6.000
05/01/2054
656,190
Centre Lake Community Development District Special Assessment
Series 2016 (NR/NR)
140,000 4.125
12/15/2027
140,433
500,000 4.500
12/15/2032
502,835
975,000 4.700
12/15/2037
978,135
Century Parc Community Development District Special
Assessment Refunding Series 2012 (NR/A+)
1,705,000 4.500
11/01/2031
1,706,647
Century Park South Community Development District Special
Assessment Bonds Series 2020 (NR/NR)
625,000 3.750
05/01/2040
568,241
CFM Community Development District Special Assessment Bonds
Series 2021 (NR/NR)
820,000 3.350
05/01/2041
680,554
Chaparral of Palm Bay Community Development District Capital
Improvement RB Series 2024 Assessment Area Two (NR/NR)
900,000 5.200
05/01/2044
904,017
2,090,000 5.500
05/01/2055
2,083,052
Chapel Creek Community Development District
255,000 4.625
05/01/2031
260,266
730,000 5.500
05/01/2044
745,677
1,020,000 5.750
05/01/2054
1,029,144
Chapel Creek Community Development District Special
Assessment Series 2021 (NR/NR)
450,000 3.375
(c)
05/01/2041
404,115
655,000 4.000
(c)
05/01/2052
553,180
Chapel Crossings Community Development District Special
Assessment Series 2020 (NR/NR)
1,605,000 3.700
(c)
05/01/2040
1,455,618
2,815,000 4.000
(c)
05/01/2051
2,313,063
Charles Cove Community Development District Special
Assessment bond Series 2020 (NR/NR)
1,505,000 4.375
05/01/2050
1,382,011
Charles Cove Community Development District Special
Assessment RB Series 2021 (NR/NR)
1,050,000 4.000
05/01/2052
892,753
Charlotte County Industrial Development Authority Utility System
RB for Town & Country Utilities Project Series 2015 (NR/NR)
700,000 5.500
(c)
10/01/2036
700,804
City of Palmetto Educational Facilities Refunding RB Series
2022A (NR/BBB-)
975,000 5.250
06/01/2052
978,835
1,750,000 5.375
06/01/2057
1,764,720
1,375,000 5.625
06/01/2062
1,399,437
City of Venice RB for Southwest Florida Retirement Center, Inc.
Obligated Group Project Series 2019 (NR/NR)
480,000 5.000
01/01/2037
486,794
1,725,000 5.000
01/01/2047
1,614,062
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
City of Venice RB for Southwest Florida Retirement Center, Inc.
Obligated Group Project Series 2019 (NR/NR) – (continued)
$ 1,615,000 5.000%
01/01/2052
$ 1,473,397
City of Venice Retirement Community Revenue Improvement
Bonds for Village on The Isle Project Series 2024A Tax-
Exempt Fixed Rate Bonds (NR/NR)
900,000 5.500
(c)
01/01/2055
877,410
1,825,000 5.625
(c)
01/01/2060
1,797,090
CityPlace Community Development District Special Assessment
Convertible Capital Appreciation RB Series 2018
(AGM) (A1/AA)
25,620,000 4.500
05/01/2046
24,912,827
Coco Palms Community Development District Expansion Area
Project Special Assessment Bonds Series 2019 (NR/NR)
500,000 4.750
(c)
06/15/2039
504,286
Coddington Community Development District Capital
Improvement RB Series 2022 (NR/NR)
895,000 5.750
05/01/2052
924,491
Collier County Educational Facilities Authority Revenue
Refunding Bonds for Ave Maria University Project Series 2023
(NR/BBB-)
4,165,000 5.000
06/01/2043
3,965,979
Concord Station Community Development District Capital
Improvement RB Refunding Senior Lien Series 2016 A-1
(NR/A+)
1,490,000 3.625
05/01/2035
1,489,957
1,750,000 3.750
05/01/2046
1,484,150
Concorde Estates Community Development District Special
Assessment for Capital Improvement Series 2004 A (NR/NR)
3,305,000 5.850 *
05/01/2035
33
Concorde Estates Community Development District Special
Assessment for Capital Improvement Series 2004 B (NR/NR)
3,980,000 5.000 *
05/01/2011
40
Concorde Estates Community Development District Special
Assessment for Capital Improvement Series 2011 A-2
(NR/NR)
915,000 5.850 *
05/01/2035
777,185
Concorde Estates Community Development District Special
Assessment for Capital Improvement Series 2011 B (NR/NR)
2,939,931 0.000
(e)
*
05/01/2017
1,322,969
Connerton East Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
2,030,000 5.375
06/15/2053
2,061,222
Cope's Landing Community Development District Capital
Improvement RB for Assessment Area Two Series 2024
(NR/NR)
525,000 5.150
05/01/2044
530,224
Cope's Landing Community Development District Capital
Improvement RB Series 2023 (NR/NR)
1,675,000 5.875
05/01/2053
1,759,480
Cope's Landing Community Development District City of
Jacksonville Florida Capital Improvement RB Series 2024
Assessment Area Two (NR/NR)
1,200,000 5.450
05/01/2054
1,203,033
Copper Creek Community Development District Special
Assessment Bonds Series 2019 (NR/NR)
220,000 4.000
(c)
11/01/2029
221,442
500,000 4.750
(c)
11/01/2038
507,558

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Copperspring Community Development District Special
Assessment Bonds Series 2019 (NR/NR)
$ 420,000 4.000%
12/15/2039
$ 400,726
Coral Bay Community Development District Capital Improvement
RB Series 2022 (NR/NR)
495,000 5.625
05/01/2052
501,863
Coral Bay of Lee County Community Development District Lee
County Florida Capital Improvement RB Series 2024 (NR/NR)
1,500,000 5.550
05/01/2054
1,516,307
Coral Creek Community Development District Special Assessment
RB for Charlotte County Project Series 2024 (NR/NR)
2,190,000 5.450
05/01/2044
2,240,109
1,630,000 5.750
05/01/2054
1,647,854
Coral Keys Homes Community Development District Special
Assessment Bonds Series 2020 (NR/NR)
535,000 4.000
05/01/2040
514,983
Coral Lakes Community Development District Special Assessment
Bonds for Assessment Area One Project Series 2024 (NR/NR)
1,165,000 5.500
11/01/2044
1,200,335
1,000,000 5.750
11/01/2053
1,018,795
Corkscrew Crossing Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
1,600,000 5.300
05/01/2053
1,602,534
Corkscrew Farms Community Development District Special
Assessment for Assessment Area Two Project Series 2017
(NR/NR)
2,170,000 5.125
(c)
11/01/2050
2,065,296
Coronado Community Development District Special Assessment
Refunding & Improvement Bonds Series 2017 (NR/BBB+)
778,000 4.000
05/01/2031
782,060
1,397,000 4.250
05/01/2038
1,396,773
Country Walk Community Development District Special
Assessment RB Refunding Senior Lien Series 2015 A-1
(NR/AA)
930,000 3.750
05/01/2029
930,196
County of Lake RB Refunding for Waterman Communities, Inc.
Series 2020 A (NR/NR)
4,000,000 5.750
08/15/2050
3,810,654
2,100,000 5.750
08/15/2055
1,974,059
County of Miami-Dade Aviation RB Series 2019 A (NR/A+)
5,220,000 5.000
10/01/2044
5,293,076
Covington Park Community Development District Special
Assessment RB for Capital Improvement Series 2018
(NR/BBB)
500,000 4.000
05/01/2038
484,284
1,175,000 4.125
05/01/2048
1,039,088
Creek Preserve Community Development District Special
Assessment RB Series 2019 (NR/NR)
1,565,000 4.700
(c)
11/01/2039
1,575,221
2,495,000 4.750
(c)
11/01/2049
2,371,377
Creekview Community Development District Clay County Florida
Special Assessment RB Series 2024 (NR/NR)
2,265,000 5.375
05/01/2044
2,276,968
3,425,000 5.625
05/01/2055
3,396,771
Cresswind Deland Community Development District City of
Deland Florida Special Assessment Bonds Series 2024
(NR/NR)
1,075,000 5.750
05/01/2054
1,078,256
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Cross Creek North Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
$ 1,845,000 4.500%
05/01/2052
$ 1,707,536
Cross Creek North Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
1,375,000 5.375
05/01/2053
1,394,225
Crossings Community Development District Osceola County
Florida Special Assessment Bonds Series 2024 (NR/NR)
1,250,000 5.600
05/01/2054
1,252,269
Crossings Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
2,440,000 5.125
05/01/2052
2,392,387
Crosswinds East Community Development District Polk County
Florida Special Assessment Bonds Series 2024 Assessment
Area Two Project (NR/NR)
920,000 5.450
05/01/2054
905,255
Crosswinds East Community Development District Polk County
Special Assessment Bonds Series 2024 Assessment Area Two
Project (NR/NR)
685,000 5.150
05/01/2044
682,682
Crosswinds East Community Development District Special
Assessment Bonds for Assessment Area One Project Series
2024 (NR/NR)
835,000 4.625
05/01/2031
851,572
1,430,000 5.500
05/01/2044
1,462,652
1,500,000 5.750
05/01/2054
1,519,419
Crystal Cay Community Development District Special Assessment
for 2021 Project Series 2021 (NR/NR)
1,000,000 4.000
05/01/2051
890,132
Curiosity Creek Community Development District Capital
Improvement RB for Assessment Area One Series 2024
(NR/NR)
800,000 5.400
(c)
05/01/2044
805,062
1,375,000 5.700
(c)
05/01/2055
1,370,516
Cypress Bay West Community Development District Capital
Improvement RB for Assessment Area One Series 2023
(NR/NR)
670,000 5.250
05/01/2043
685,854
1,145,000 5.500
05/01/2053
1,160,586
Cypress Bluff Community Development District Special
Assessment for Del WEBB Project Series 2020 A (NR/NR)
1,160,000 3.800
(c)
05/01/2050
954,405
Cypress Creek Reserve Community Development District Polk
County Florida Special Assessment Bonds, Series 2025
(NR/NR)
795,000 5.750
05/01/2045
824,472
1,650,000 6.000
05/01/2056
1,699,329
Cypress Park Estates Community Development District Special
Assessment Area 1 Project Series 2020 (NR/NR)
1,175,000 3.875
(c)
05/01/2040
1,122,739
1,210,000 4.000
(c)
05/01/2051
1,008,832
Cypress Park Estates Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
480,000 5.000
05/01/2042
481,840
975,000 5.125
05/01/2052
942,497
Cypress Reserve Community Development District Capital
Improvement RB Series 2025 (NR/NR)
1,000,000 5.600
(c)
05/01/2045
1,009,618

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Cypress Reserve Community Development District Capital
Improvement RB, Series 2025 (NR/NR)
$ 2,000,000 5.800%
(c)
05/01/2056
$ 2,008,860
Cypress Ridge Community development District Special
Assessment Bonds for Assessment Area 1 Series 2023
(NR/NR)
640,000 4.875
05/01/2030
653,414
1,405,000 5.625
05/01/2043
1,452,898
1,690,000 5.875
05/01/2053
1,730,488
Davenport Road South Community Development District Special
Assessment Bonds Series 2018 (NR/NR)
3,170,000 5.125
(c)
11/01/2048
3,171,380
Deer Run Community Development District Special Assessment
RB Refunding Series 2018 (NR/NR)
1,345,000 5.400
05/01/2039
1,424,562
2,560,000 5.500
05/01/2044
2,652,149
Deerbrook Community Development District Special Assessment
Bonds Series 2023 (NR/NR)
1,150,000 5.500
05/01/2053
1,167,749
Deering Park Stewardship District Volusia County Florida Special
Assessment RB Series 2025 (NR/NR)
3,165,000 6.000
05/01/2045
3,290,703
2,380,000 6.250
05/01/2055
2,462,323
Del Webb Bexley Community Development District Special
Assessment Series 2018 (NR/NR)
2,635,000 5.400
05/01/2049
2,663,008
Del Webb Oak Creek Community Development District Lee
County, Florida Special Assessment Bonds Series 2025
(NR/NR)
1,100,000 5.375
(c)
05/01/2045
1,110,278
1,290,000 5.625
(c)
05/01/2055
1,297,879
Del Webb Oak Creek Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
1,595,000 5.000
05/01/2043
1,624,157
1,640,000 5.250
05/01/2053
1,644,585
Del Webb River Reserve Community Development District Pasco
County Florida Special Assessment Bonds, Series 2025
(NR/NR)
1,000,000 5.875
05/01/2055
1,027,145
Dewey Robbins Community Development District City of
Leesburg Florida Capital Improvement RB Series 2025
(NR/NR)
1,000,000 5.800
05/01/2055
1,001,875
DG Farms Community Development District Special Assessment
Series 2020 (NR/NR)
700,000 4.000
05/01/2051
582,018
Downtown Doral South Community Development District Special
Assessment Bonds Series 2018 (NR/NR)
1,000,000 4.750
(c)
12/15/2038
1,025,986
Durbin Crossing Community Development District Special
Assessment Refunding Senior Series 2017 A-1
(AGM) (NR/AA)
3,080,000 3.750
05/01/2034
3,101,458
4,260,000 4.000
05/01/2037
4,288,086
DW Bayview Community Development District Special
Assessment Bond Series 2021 (NR/NR)
1,030,000 3.375
(c)
05/01/2041
940,639
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
DW Bayview Community Development District Special
Assessment Bonds for Manatee County Series 2022 (NR/NR)
$ 750,000 5.250%
05/01/2052
$ 757,087
EA Mckinnon Groves Community Development District Lake
County, Florida Capital Improvement RB, Series 2025
(NR/NR)
1,000,000 5.500
05/01/2056
988,398
Eagle Hammock Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
1,950,000 5.375
05/01/2052
1,968,869
Eagle Pointe Community Development District Special Assessment
Bonds Series 2020 (NR/NR)
1,195,000 4.125
(c)
05/01/2040
1,141,505
3,785,000 4.125
(c)
05/01/2051
3,227,427
East 547 Community Development District Special Assessment
Bond for Assessment Area Two Series 2023 (NR/NR)
575,000 6.500
05/01/2054
611,285
East Bonita Beach Road Community Development District Special
Assessment Bonds for Assessment Area Two Series 2021
(NR/NR)
980,000 3.250
05/01/2041
855,760
East Bonita Beach Road Community Development District Special
Assessment Bonds Series 2018 (NR/NR)
1,000,000 5.000
(c)
11/01/2048
1,001,601
East Homestead Community Development District Special
Assessment Expansion Area Bonds Project Series 2019
(NR/NR)
500,000 4.750
11/01/2039
505,011
920,000 5.000
11/01/2049
915,939
East Palm Drive Community Development District City of
Homestead Florida Special Assessment Bonds Series 2024
(NR/NR)
900,000 5.375
06/15/2054
903,228
Edar Crossings Community Development District Polk County
Florida Special Assessment Bonds Series 2025 (NR/NR)
500,000 5.300
(c)
05/01/2045
499,297
600,000 5.500
(c)
05/01/2055
586,922
Eden Hills Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
805,000 4.000
05/01/2042
752,779
2,390,000 4.125
05/01/2052
2,013,901
Eden Hills Community Development District Special Assessment
Series 2020 (NR/NR)
190,000 4.000
05/01/2040
188,086
500,000 4.125
05/01/2051
431,408
Edgewater East Community Development District Osceola County
Florida Special Assessment  RB, Series 2025 (NR/NR)
825,000 6.100
05/01/2045
854,454
1,545,000 6.300
05/01/2055
1,586,685
Edgewater East Community Development District Special
Assessment for Assessment Area Once Series 2021 (NR/NR)
1,425,000 3.600
05/01/2041
1,240,151
Edgewater East Community Development District Special
Assessment RB Series 2022 (NR/NR)
1,955,000 4.000
05/01/2042
1,781,822
Edgewater West Community Development District Osceola County
Florida Special Assessment RB Series 2024 Assessment Area
One (NR/NR)
2,500,000 5.500
05/01/2054
2,425,660

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Entrada Community Development District Capital Improvement
RB Series 2023 (NR/NR)
$ 1,730,000 5.800%
05/01/2053
$ 1,789,010
Epperson North Community Development District Capital
Improvement RB Series 2024 (NR/NR)
415,000 5.300
05/01/2044
417,931
675,000 5.600
05/01/2055
672,777
Epperson North Community Development District Special
Assessment for Assessment Area #2 Series 2021 (NR/NR)
375,000 3.500
05/01/2041
329,022
Escambia County Health Facilities Authority Health Care Facilities
RB Series 2020A (Baa2/BBB)
17,960,000 4.000
08/15/2045
15,759,764
Escambia County Health Facilities Authority RB Refunding for
Baptist Hospital, Inc. Project Series 2020 A (AGM) (A1/AA)
1,745,000 3.000
08/15/2050
1,248,437
Esplanade Lake Club Community Development District Lee
County Florida Capital Improvement  RB, Series 2025
(NR/NR)
650,000 5.875
05/01/2055
666,652
Esplanade Lake Club Community Development District Special
Assessment for Capital Improvement Program Series 2019 A-1
(NR/NR)
1,155,000 4.000
11/01/2040
1,097,900
Esplanade Lake Club Community Development District Special
Assessment for Capital Improvement Program Series 2019 A-2
(NR/NR)
380,000 4.125
11/01/2050
326,105
Estancia at Wiregrass Community Development District Capital
Improvement RB Series 2013 (NR/NR)
155,000 6.375
11/01/2026
155,331
3,225,000 7.000
11/01/2045
3,309,252
Estancia at Wiregrass Community Development District Capital
Improvement RB Series 2015 (NR/NR)
705,000 5.250
11/01/2035
705,627
1,305,000 5.375
11/01/2046
1,305,306
Evergreen Community Development District Special Assessment
RB Series 2019 (NR/NR)
1,345,000 5.000
(c)
11/01/2039
1,376,856
1,800,000 5.125
(c)
11/01/2049
1,801,325
Everlands Community Development District Special Assessment
Bonds for Assessment Area Two – 2024 Project Area Series
2024 (NR/NR)
750,000 5.250
06/15/2044
763,642
1,000,000 5.550
06/15/2054
1,005,750
Everlands Community Development District Special Assessment
Bonds Series 2024 (NR/NR)
820,000 5.200
(c)
06/15/2044
824,449
Everlands II Community Development District City of Palm Bay
Florida Special Assessment Bonds Series 2024 (NR/NR)
675,000 5.200
06/15/2044
685,931
900,000 5.450
06/15/2054
902,900
Fallschase Community Development District Special Assessment
Bonds for Leon County Series 2021 (NR/NR)
6,645,000 4.000
05/01/2052
5,497,858
Fallschase Community Development District Special Assessment
Bonds Series 2021 (NR/NR)
1,445,000 3.375
05/01/2041
1,246,716
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Fiddlers Creek Community Development District No. 2 Special
Assessment Refunding Series 2019 (NR/NR)
$ 2,375,000 5.000%
05/01/2035
$ 2,457,528
Finley Woods Community Development District Special
Assessment for Assessment Area One Series 2020 (NR/NR)
185,000 4.000
05/01/2040
174,677
500,000 4.200
05/01/2050
433,479
Firelight Community Development District Charlotte County
Florida Special Assessment  RB, Series 2025A (NR/NR)
2,145,000 6.125
05/01/2055
2,191,006
Fish Lake Cove Community Development District Osceola County
Florida Special Assessment Bonds Series 2025 (NR/NR)
1,085,000 5.550
05/01/2055
1,067,550
Fishhawk Community Development District II Special Assessment
RB Refunding Series 2013 A (NR/A-)
1,445,000 4.375
05/01/2034
1,445,671
Fishhawk Ranch Community Development District Special
Assessment Refunding Bonds Series 2020 (AGM) (NR/AA)
1,250,000 3.000
11/01/2041
984,601
Florida Development Finance Corp. Educational Facilities RB
Series 2022A (Ba3/NR)
5,000,000 5.500
(c)
07/01/2052
4,324,743
3,825,000 5.625
(c)
07/01/2056
3,333,811
Florida Development Finance Corp. Educational RB for
Cornerstone Charter Academy Project Series 2022 (NR/BB+)
3,770,000 5.125
(c)
10/01/2052
3,475,643
1,725,000 5.250
(c)
10/01/2056
1,601,281
Florida Development Finance Corp. Educational Revenue
Refunding Bonds for Central Charter School Project Series
2022 (NR/NR)
2,735,000 5.875
(c)
08/15/2052
2,524,491
2,430,000 6.000
(c)
08/15/2057
2,267,850
Florida Development Finance Corp. Healthcare Facilities
RB for Tampa General Hospital Project Series 2024A
(Fixed Mode) (NR/A-)
6,600,000 5.250
08/01/2049
6,784,577
4,000,000 4.500
08/01/2055
3,752,398
1,400,000 5.250
08/01/2055
1,417,499
Florida Development Finance Corp. RB Brightline Florida
Passenger Rail Project Brightline Trains Florida LLC Issue
Series 2024 (AMT) (AGM) (NR/AA)
12,400,000 5.250
07/01/2047
12,191,105
4,475,000 5.250
07/01/2053
4,399,439
Florida Development Finance Corp. RB Brightline Florida
Passenger Rail Project Brightline Trains Florida LLC Issue
Series 2024 (AMT) (NR/NR)
111,310,000 0.010
(a)(b)(c)(g)
07/15/2032
40,071,600
Florida Development Finance Corp. RB for Brightline Florida
Passenger Rail Project AAF Operations Holdings LLC Issue
Series 2024A (Tax-Exempt) (NR/NR)
26,675,000 0.010
(a)(b)(c)(g)
07/15/2059
9,603,000
Florida Development Finance Corp. RB for Discovery High School
& Discovery Academy of Lake Alfred Obligated Group Series
2020 A (NR/NR)
1,650,000 5.000
(c)
06/01/2040
1,276,833
2,595,000 5.000
(c)
06/01/2055
1,716,455
Florida Development Finance Corp. RB for Mayflower Retirement
Center, Inc. Obligated Group Series 2020 A (NR/NR)
2,555,000 5.250
(c)
06/01/2050
2,411,520

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Florida Development Finance Corp. RB for Mayflower
Retirement Center, Inc. Obligated Group Series 2020 A
(NR/NR) – (continued)
$ 3,560,000 5.250%
(c)
06/01/2055
$ 3,293,638
Florida Development Finance Corp. RB for River City Education
Obligated Group Series 2021 A (Baa3/NR)
600,000 4.000
07/01/2045
501,703
800,000 4.000
07/01/2055
624,082
Florida Development Finance Corp. RB for United Cerebral Palsy
of Central Florida, Inc. Series 2020 A (NR/NR)
830,000 5.000
06/01/2040
787,112
1,850,000 5.000
06/01/2050
1,593,426
Florida Development Finance Corp. RB Refunding for Glenridge
on Palmer Ranch Obligated Group Series 2021 (NR/NR)
1,850,000 5.000
(c)
06/01/2051
1,682,938
Florida Development Finance Corp. RB Refunding for Global
Outreach Charter Academy Obligated Group Series 2021 A
(B1/NR)
830,000 4.000
(c)
06/30/2046
593,531
2,580,000 4.000
(c)
06/30/2056
1,665,525
Florida Development Finance Corp. RB Refunding for Mayflower
Retirement Center, Inc. Obligated Group Series 2020 A
(NR/NR)
2,090,000 4.000
(c)
06/01/2055
1,499,552
Florida Development Finance Corp. RB Refunding for Renaissance
Charter School, Inc. Series 2020 C (NR/NR)
2,085,000 5.000
(c)
09/15/2050
1,815,955
Florida Development Finance Corp. Student Housing RB SFP -
Tampa I - The Henry Project Senior Series 2024A-1 (NR/NR)
2,750,000 5.250
(c)
06/01/2054
2,613,420
1,925,000 5.250
(c)
06/01/2059
1,818,931
Florida Development Finance Corporation RB Brightline Florida
Passenger Rail Expansion Project Series 2025B (NR/NR)
56,035,000 10.000
(a)(b)(c)
07/01/2057
39,224,500
Florida Higher Educational Facilities Financial Authority RB for
Jacksonville University Project Series 2018 A-1 (NR/NR)
1,750,000 4.750
(c)
06/01/2038
1,673,582
3,000,000 5.000
(c)
06/01/2048
2,644,761
Florida Higher Educational Facilities Financial Authority RB
Refunding for St. Leo University, Inc. Obligated Group Series
2019 (NR/BB)
4,150,000 5.000
03/01/2044
3,177,906
7,900,000 5.000
03/01/2049
5,667,548
Florida Higher Educational Facilities Financial Authority RB
Ringling College of Art and Design, Inc. Series 2017
(NR/BBB)
6,060,000 5.000
03/01/2047
5,864,512
Florida Local Government Finance Commission Senior Living
RB Fleet Landing At Nocatee Project Series 2025A
(Tax Exempt) (NR/NR)
4,570,000 6.875
(c)
11/15/2064
4,764,715
Florida Local Government Finance Commission Senior Living
RB Orlando Senior Health Network Project, Series 2025A
(NR/NR)
2,360,000 6.000
(c)
07/01/2050
2,397,503
1,360,000 6.000
(c)
07/01/2055
1,374,447
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Florida Municipal Loan Council Capital Improvement RB
Series 2024 Shingle Creek Transit and Utility Community
Development District Series (NR/NR)
$ 820,000 5.400%
05/01/2054
$ 828,015
Flow Way Community Development District Special Assessment
Bonds for Phase 7 & 8 Project Series 2019 (NR/NR)
885,000 4.125
11/01/2039
855,417
Forest Brooke Community Development District Special
Assessment Bonds Series 2019 A-1 (NR/A+)
1,850,000 3.250
11/01/2049
1,357,920
Forest Brooke Community Development District Special
Assessment Subordinated Bonds Series 2019 A-2 (NR/NR)
250,000 4.000
11/01/2049
210,733
Fox Branch Ranch Community Development District Polk County
Florida Capital Improvement RB Series 2025 Assessment Area
One (NR/NR)
800,000 5.400
05/01/2055
792,673
Gardens at Hammock Beach Community Development District
Flagler County Florida Special Assessment Bonds Assessment
Area Two Series 2024-2 (NR/NR)
600,000 5.600
05/01/2044
613,643
765,000 5.875
05/01/2055
777,643
Gir East Community Development District Osceola County Florida
Capital Improvement RB Series 2025 Assessment Area One
(NR/NR)
1,200,000 5.300
05/01/2045
1,194,009
1,825,000 5.500
05/01/2055
1,785,222
Governors Park South Community Development District
Clay County Florida Special Assessment RB Series 2025
Assessment Area One (NR/NR)
775,000 5.400
05/01/2045
771,159
1,150,000 5.650
05/01/2055
1,136,511
Gracewater Sarasota Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
1,595,000 3.350
05/01/2041
1,340,564
Grand Oaks Community Development District Special Assessment
Bonds Assessment Area 2 Series 2020 (NR/NR)
1,090,000 4.250
05/01/2040
1,063,277
1,375,000 4.500
05/01/2052
1,240,953
Grand Oaks Community Development District Special Assessment
RB Series 2021 (NR/NR)
1,105,000 4.000
11/01/2051
935,700
Grande Pines Community Development District Special
Assessment RB for Assessment Area Two Series 2024
(NR/NR)
860,000 5.450
05/01/2044
875,007
1,010,000 5.800
05/01/2054
1,019,035
Greater Orlando Aviation Authority Priority Subordinated Airport
Facilities RB Series 2017 A (Aa3/AA-)
1,460,000 5.000
10/01/2047
1,463,935
Greater Orlando Aviation Authority Special Purpose Airport
Facilities RB United Airlines, Inc. Project Series 2025
(NR/BB+)
2,000,000 5.500
11/01/2037
2,158,875
Greenbriar Community Development District St. Johns County
Florida Special Assessment RB Series 2025 Assessment Area
One (NR/NR)
900,000 5.650
05/01/2045
910,913
1,250,000 5.875
05/01/2054
1,258,136

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Hacienda Lakes Community Development District Special
Assessment Refunding Series 2016 (NR/NR)
$ 1,515,000 4.500%
05/01/2036
$ 1,516,397
2,275,000 4.625
05/01/2046
2,149,676
Hacienda North Community Development District
2,750,000 6.500
05/01/2053
2,925,331
Hamilton Bluff Community Development District
Special Assessment Bonds, Series 2024
(Assessment Area One Project) (NR/NR)
1,000,000 5.500
05/01/2044
1,014,717
1,150,000 5.800
05/01/2054
1,154,983
Hammock Oaks Community Development District Special
Assessment Area One Bonds Series 2023 (NR/NR)
995,000 5.750
05/01/2053
1,012,012
Hammock Oaks Community Development District Town of
Lady Lake Florida Special Assessment Bonds Series 2024
Assessment Area Two (NR/NR)
1,025,000 6.150
05/01/2054
1,042,081
Hammock Oaks Community Development District Town of
Lady Lake Florida Special Assessment Bonds Series 2025
Assessment Area Three (NR/NR)
1,500,000 5.750
(c)
05/01/2055
1,513,612
Hammock Reserve Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
590,000 4.700
05/01/2042
583,500
935,000 5.000
05/01/2052
906,681
Hammock Reserve Community Development District Special
Assessment for Assessment Area One Project Series 2020
(NR/NR)
540,000 4.000
05/01/2040
523,721
Hammock Reserve Community Development District Special
Assessment for Assessment Area Two Project Series 2021
(NR/NR)
525,000 3.375
05/01/2041
474,927
Harbor Bay Community Development District Special Assessment
RB Refunding Series 2019 A-2 (NR/NR)
1,000,000 3.750
05/01/2034
985,764
Harbor Bay Community Development District Special Assessment
RB Series 2019 A-1 (NR/NR)
2,000,000 3.875
05/01/2039
1,939,136
1,400,000 4.100
05/01/2048
1,231,060
Harmony On Lake Eloise Community Development District
Capital Improvement Assessment Area One RB Series 2023
(NR/NR)
1,110,000 5.375
05/01/2053
1,124,168
Harmony on Lake Eloise Community Development District City
of Winter Haven Florida Capital Improvement RB Series 2025
Assessment Area Two (NR/NR)
900,000 5.450
11/01/2045
905,834
1,150,000 5.650
11/01/2054
1,154,250
Harmony West Community Development District Osceola County
Florida Special Assessment RB Series 2025 Assessment Area
Three (NR/NR)
900,000 5.650
05/01/2055
904,298
Harvest Hills South Community Development District Pasco
County, Florida Capital Improvement RB, Series 2025
(NR/NR)
1,165,000 5.750
05/01/2056
1,156,758
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Hawks Point Community Development District Special Assessment
Refunding Senior Series 2017 A-1 (NR/A-)
$ 1,335,000 4.250%
05/01/2035
$ 1,336,351
1,810,000 4.250
05/01/2039
1,770,205
Hawkstone Community Development District Special Assessment
Area 1 RB Series 2019 (NR/NR)
640,000 3.875
11/01/2039
597,812
1,145,000 4.000
11/01/2051
940,240
Hawkstone Community Development District Special Assessment
Area 2 RB Series 2019 (NR/NR)
390,000 4.000
11/01/2039
368,112
495,000 4.250
11/01/2051
425,696
Hawkstone Community Development District Special Assessment
RB Series 2023 (NR/NR)
1,530,000 5.375
05/01/2043
1,576,927
1,265,000 5.500
05/01/2053
1,284,523
Hawthorne Mill North Community Development District City
of Lakeland Florida Capital Improvement RB Series 2024
Assessment Area Two (NR/NR)
1,290,000 5.500
05/01/2054
1,278,469
Heritage Harbour North Community Development District Special
Assessment Series 2014 (NR/NR)
535,000 5.000
05/01/2034
558,887
2,170,000 5.125
05/01/2045
2,196,198
Heritage Harbour South Community Development District RB
Refunding for Senior Lien Capital Improvement Series 2013
A-1 (NR/A)
500,000 5.050
05/01/2031
500,782
500,000 5.150
05/01/2034
500,726
Heritage Lake Park Community Development District Special
Assessment Series 2005 (NR/NR)
1,210,000 5.700
05/01/2036
1,216,657
Heritage Landing Community Development District Special
Assessment Refunding Bonds Series 2015 (NR/BBB+)
2,190,000 4.200
05/01/2031
2,190,493
1,985,000 4.350
05/01/2036
1,985,424
Hickory Tree Community Development District Osceola County
Florida Special Assessment Bonds Series 2024 Assessment
Area One Project (NR/NR)
1,600,000 5.450
05/01/2055
1,569,458
Higher Educational Facilities Financing Authority Educational
Facilities Revenue Refunding Bonds for Saint Leo University
Project Series 2019 (NR/BB)
1,900,000 5.000
03/01/2039
1,572,862
Higher Educational Facilities Financing Authority Higher
Educational Facilities RB Keiser University Project Series
2025 (NR/BB+)
16,020,000 6.000
(c)
07/01/2045
15,947,409
Higher Educational Facilities Financing Authority Higher
Educational Facilities RB Keiser University Project, Series
2025 (NR/BB+)
28,375,000 6.250
(c)
07/01/2055
28,200,570
Highland Meadows West Community Development District Special
Assessment for Assessment Area 3 Series 2020 A (NR/NR)
475,000 3.625
05/01/2040
427,081
665,000 4.000
05/01/2050
557,417

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Highland Trails Community Development District Capital
Improvement RB for Assessment Area One Series 2024
(NR/NR)
$ 220,000 4.700%
05/01/2031
$ 224,692
810,000 5.500
05/01/2044
829,597
890,000 5.850
05/01/2054
909,178
Highland Trails Community Development District City ofDade
City Florida Capital Improvement RB, Series 2025 (NR/NR)
1,280,000 5.850
05/01/2056
1,279,960
Highlands Community Development District Special Assessment
Bonds for Assessment Areas 3B and 5 Project Series 2018
(NR/NR)
1,000,000 4.875
(c)
12/15/2038
1,012,224
1,000,000 5.000
(c)
12/15/2048
983,967
Highlands Meadows II Community Development District Special
Assessment Bonds for Assessment Area 7/7A Project Series
2019 (NR/NR)
590,000 4.375
11/01/2050
523,845
Hillcrest Preserve Community Development District Special
Assessment Bonds Series 2024 (NR/NR)
1,150,000 5.000
(c)
05/01/2044
1,131,194
1,465,000 5.300
(c)
05/01/2054
1,416,445
Hills Minneola Community Development District Special
Assessments for South Parcel Assessment Area Series 2020
(NR/NR)
1,965,000 4.000
(c)
05/01/2040
1,835,647
3,275,000 4.000
(c)
05/01/2050
2,705,689
Hills Minneola Community Development District Special
Assessments for South Parcel Assessment Area Series 2021
(NR/NR)
1,000,000 3.200
05/01/2041
841,768
Hills of Minneola Community Development District City of
Minneola Florida Special Assessment RB Series 2024
(NR/NR)
600,000 5.550
05/01/2044
626,028
900,000 5.875
05/01/2054
942,282
Hobe-St. Lucie Conservancy District Improvement Bonds Unit of
Development No. 1A Series 2024 (NR/NR)
900,000 5.600
05/01/2044
928,426
Holly Hill Road East Community Development District Special
Assessment for Area 3 Project Series 2020 (NR/NR)
180,000 5.000
11/01/2041
193,250
Hunt Club Grove Community Development District City of
Lake Wales Florida Special Assessment Bonds Series 2024
Assessment Area One (NR/NR)
1,250,000 5.625
06/15/2054
1,243,163
Hunters Ridge Community Development District No. 1 Assessment
Area Special Assessment Bonds Series 2019 (NR/NR)
410,000 5.125
(c)
11/01/2049
408,489
Ibis Landing Community Development District Lee County Florida
Special Assessment Bonds, Series 2025 (NR/NR)
800,000 5.875
06/15/2055
823,121
Island Lake Estates Community Development District
1,550,000 6.000
12/15/2053
1,611,597
Isles Bartram Park Community Development District Special
Assessment Bonds Series 2017 (NR/NR)
970,000 5.000
11/01/2047
950,076
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Juniper Cove Community Development District Miami-Dade
County Florida Capital Improvement RB Series 2025 (NR/NR)
$ 915,000 5.450%
05/01/2045
$ 928,220
970,000 5.700
05/01/2055
976,719
K-Bar Ranch II Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
955,000 3.125
05/01/2041
785,958
K-Bar Ranch III Community Development District City of Tampa
Florida Special Assessment Bonds Series 2025 (NR/NR)
3,375,000 5.875
(c)
05/01/2045
3,532,171
3,725,000 6.125
(c)
05/01/2055
3,875,976
Kelly Park Community Development District
795,000 6.250
11/01/2053
821,349
Kelly Park Community Development District
535,000 5.300
05/01/2045
538,047
915,000 5.500
05/01/2055
909,326
Kindred Community Development District II Special Assessment
Bonds Series 2020 (NR/NR)
290,000 3.500
05/01/2040
272,377
470,000 3.750
05/01/2050
397,407
Kindred Community Development District II Special Assessment
RB Series 2023 (NR/NR)
600,000 5.650
05/01/2043
629,979
1,000,000 5.875
05/01/2054
1,031,868
Kindred Community Development District Special Assessment
Bond Series 2017 (NR/NR)
1,000,000 5.000
05/01/2048
998,200
Kingman Gate Community Development District Special
Assessment Bonds Series 2020 (NR/NR)
1,340,000 4.000
06/15/2040
1,342,711
1,060,000 4.000
06/15/2050
947,069
Kings Creek I Community Development District City of
Jacksonville Florida Special Assessment Bonds, Series 2025
(NR/NR)
775,000 5.750
05/01/2045
795,351
1,775,000 6.000
05/01/2055
1,810,148
Kingston One Community Development District Lee County
Florida Special Assessment Bonds, Series 2025 (NR/NR)
9,000,000 6.000
05/01/2057
9,221,205
Kissimmee Park Community Development District Osceola County
Florida Capital Improvement RB Series 2025 (NR/NR)
1,370,000 6.125
05/01/2056
1,414,356
2,675,000 6.500
05/01/2056
2,759,101
Lake Deer Community Development District Special Assessment
Bonds for Polk County Series 2022 (NR/NR)
1,205,000 5.625
05/01/2053
1,215,209
Lake Emma Community Development District Lake County, Fl
Special Assessment Bonds, Series 2023 Assessment Area Two
(NR/NR)
890,000 5.500
(c)
05/01/2053
910,256
Lake Emma Community Development District Special Assessment
Bonds for Assessment Area Two Series 2023 (NR/NR)
630,000 5.250
(c)
05/01/2043
647,645
Lake Harris Community Development District Special Assessment
Bonds Series 2023 (NR/NR)
775,000 5.375
05/01/2043
802,151
575,000 5.625
05/01/2053
588,904

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Lake Hideaway Community Development District Hernando
County Florida Capital Improvement RB Series 2024
Assessment Area One (NR/NR)
$ 1,575,000 5.650%
05/01/2044
$ 1,602,254
2,405,000 5.900
05/01/2054
2,418,523
Lakes of Sarasota Community Development District 2 Sarasota
County Florida Capital Improvement RB Series 2025A
(NR/NR)
2,750,000 5.200
05/01/2035
2,843,038
660,000 5.700
05/01/2055
660,299
Lakes of Sarasota Community Development District Special
Assessment for Phases 1 Project Series 2021 A-1 (NR/NR)
265,000 4.100
05/01/2051
216,948
Lakes of Sarasota Community Development District Special
Assessment for Phases 1 Project Series 2021 B-1 (NR/NR)
325,000 4.300
05/01/2051
276,948
Lakes of Sarasota Community Development District Special
Assessment for Phases 1 Project Series 2021 B-2 (NR/NR)
600,000 4.125
05/01/2031
609,030
Lakeside at Satilla Community Development District Osceola
County Florida Capital Improvement RB Series 2025 (NR/NR)
1,700,000 5.375
(c)
05/01/2045
1,717,185
2,000,000 5.625
(c)
05/01/2055
2,013,722
Lakeside Preserve Community Development District
225,000 5.250
05/01/2030
230,912
715,000 6.000
05/01/2043
755,131
1,130,000 6.375
05/01/2054
1,185,073
Lakewood Park Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
810,000 5.750
05/01/2053
834,196
Lakewood Park Community Development District Special
Assessment for Assessment Area One Series 2021 (NR/NR)
325,000 3.625
05/01/2041
297,525
Lakewood Ranch Stewardship District Special Assessment for
Azario Project Series 2020 A (NR/NR)
525,000 3.750
05/01/2040
490,941
670,000 3.900
05/01/2050
554,016
Lakewood Ranch Stewardship District Special Assessment for
Lorraine Lakes Project Series 2020 (NR/NR)
1,085,000 3.625
(c)
05/01/2040
991,586
Lakewood Ranch Stewardship District Special Assessment for
Northeast Sector Phase 2A Project Series 2019 (NR/NR)
250,000 3.850
05/01/2039
233,960
Lakewood Ranch Stewardship District Special Assessment RB for
Country Club East Project Series 2014 (NR/NR)
6,295,000 5.600
05/01/2044
6,444,314
Lakewood Ranch Stewardship District Special Assessment RB for
Cresswind Project Series 2019 (NR/NR)
525,000 4.400
05/01/2039
527,969
1,615,000 4.500
05/01/2049
1,459,306
Lakewood Ranch Stewardship District Special Assessment RB for
Del Webb Project Series 2017 (NR/NR)
1,000,000 5.000
(c)
05/01/2037
1,013,138
2,360,000 5.125
(c)
05/01/2047
2,362,486
Lakewood Ranch Stewardship District Special Assessment RB for
Indigo Expansion Area Project Series 2019 (NR/NR)
575,000 3.750
(c)
05/01/2039
551,918
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Lakewood Ranch Stewardship District Special Assessment RB for
Lake Club Phase 4 Project Series 2019 (NR/NR)
$ 410,000 4.400%
05/01/2039
$ 412,446
Lakewood Ranch Stewardship District Special Assessment RB for
Lakewood National & Polo Run Projects Series 2017 (NR/NR)
550,000 4.625
05/01/2027
554,983
2,500,000 5.250
05/01/2037
2,537,613
6,200,000 5.375
05/01/2047
6,226,219
Lakewood Ranch Stewardship District Special Assessment RB for
North East Sector Project - Phase 1A Series 2018 (NR/NR)
1,175,000 5.000
05/01/2038
1,197,542
2,530,000 5.100
05/01/2048
2,531,305
Lakewood Ranch Stewardship District Special Assessment RB for
North East Sector Project - Phase 1B Series 2018 (NR/NR)
3,725,000 5.450
05/01/2048
3,767,260
Lakewood Ranch Stewardship District Special Assessment RB for
Palm Grove Project Series 2024 (NR/NR)
655,000 5.500
05/01/2055
657,445
Lakewood Ranch Stewardship District Special Assessment RB for
Taylor Ranch Project 2023 (NR/NR)
3,570,000 6.300
05/01/2054
3,752,703
Lakewood Ranch Stewardship District Special Assessment RB
for Villages of Lakewood Ranch South Project Series 2016
(NR/NR)
130,000 4.250
05/01/2026
130,148
4,625,000 5.000
05/01/2036
4,641,634
1,600,000 5.125
05/01/2046
1,600,259
Lakewood Ranch Stewardship District Special Assessment RB
Series 2024 (NR/NR)
430,000 5.550
05/01/2054
435,038
Lakewood Ranch Stewardship District Special Assessment RB,
Series 2025 (NR/NR)
6,230,000 6.000
05/01/2056
6,431,848
Lakewood Ranch Stewardship District Special Assessment
Refunding for Northeast Sector Project - Phase 2B Series 2020
(NR/NR)
2,100,000 3.750
(c)
05/01/2040
1,963,763
Lakewood Ranch Stewardship District Special Assessment The
Isles at Lakewood Ranch Project Series 2021 (NR/NR)
645,000 3.125
05/01/2041
544,003
Lakewood Ranch Stewardship District The Isles at Lakewood
Ranch Project Phase 1 Special Assessment Bonds Series 2019
(NR/NR)
1,160,000 4.700
05/01/2039
1,177,626
Landmark at Doral Community Development District Senior
Special Assessment Refunding for North Parcel Assessment
Area Series 2019 A-1 (NR/AA-)
1,930,000 3.000
05/01/2035
1,776,125
1,990,000 3.000
05/01/2038
1,711,433
Lawson Dunes Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
360,000 5.000
05/01/2042
367,858
1,145,000 5.125
05/01/2052
1,137,182
Lee County IDA Florida Healthcare Facilities RB Series 2024 Shell
Point Obligated Group Series 2024A Bonds (NR/BBB+)
3,700,000 5.250
11/15/2054
3,725,598

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Lee County IDA Healthcare Facilities RB for Cypress Cover at
Healthpark Project Series 2022A Tax Exempt Fixed Rate
Bonds (NR/NR)
$ 2,630,000 5.250%
10/01/2052
$ 2,452,987
8,800,000 5.250
10/01/2057
8,103,387
Leomas Landing Community Development District City of
Lake Wales Florida Capital Improvement RB Series 2025
Assessment Area Two (NR/NR)
465,000 5.500
11/01/2045
467,669
460,000 5.700
11/04/2054
460,044
Liberty Cove Community Development District Nassau County
Florida Special Assessment RB Series 2024 Assessment Area
One Project (NR/NR)
1,825,000 5.700
05/01/2054
1,806,498
Live Oak Lake Community Development District Special
Assessment Series 2020 (NR/NR)
1,610,000 4.400
05/01/2040
1,495,800
2,840,000 4.600
05/01/2051
2,526,455
Long Lake Reserve Community Development District Special
Assessment Bonds Series 2018 (NR/NR)
975,000 5.125
05/01/2048
976,244
1,760,000 5.125
05/01/2049
1,760,871
Longleaf Community Development District (NR/NR)
724,000 5.375
05/01/2030
724,616
Longleaf Community Development District Capital Improvement
RB Series 2024 (NR/NR)
1,040,000 5.400
(c)
05/01/2044
1,068,114
1,090,000 5.750
(c)
05/01/2054
1,109,930
Longleaf Community Development District Pasco County Florida
Capital Improvement RB Series 2024A (NR/NR)
1,005,000 5.450
05/01/2055
971,752
Longleaf Community Development District Special Assessment
Refunding Series 2005 (NR/NR)
1,980,000 5.400
05/01/2030
1,981,676
Los Cayos Community Development District Special Assessment
Bonds, Series 2024 (2024 Project) (NR/NR)
800,000 5.550
06/15/2054
806,215
Lowery Hills Community Development District City of Lake
Alfred Florida Special Assessment Bonds Series 2025
Assessment Area One (NR/NR)
1,260,000 5.850
(c)
05/01/2055
1,262,355
LT Ranch Community Development District Special Assessment
Series 2019 (NR/NR)
3,800,000 4.000
05/01/2050
3,199,168
LT Ranch South Community Development District Sarasota
County Florida Capital Improvement RB Series 2025 (NR/NR)
1,350,000 5.600
05/01/2045
1,369,369
1,650,000 5.750
05/01/2055
1,659,025
LTC Ranch West Residential Community Development District
City of Port St. Lucie Florida Special Assessment RB Series
2024-AA2 (NR/NR)
510,000 6.000
05/01/2054
514,857
LTC Ranch West Residential Community Development District
City of Port St. Lucie Florida Special Assessment RB Series
2024-AA3 (NR/NR)
1,120,000 6.050
05/01/2054
1,134,316
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
LTC Ranch West Residential Community Development District
City of Port St. Lucie Florida Special Assessment Refunding
RB Series 2024-Aa4 (NR/NR)
$ 1,250,000 5.650%
05/01/2054
$ 1,233,811
LTC Ranch West Residential Community Development District
Special Assessment Bonds Series 2021 B (NR/NR)
875,000 3.250
05/01/2031
843,767
LTC Ranch West Residential Community Development District
Special Assessment for Assessment Area One Project Series
2021 A (NR/NR)
835,000 3.450
05/01/2041
718,945
Lucerne Park Community Development District Special
Assessment Bonds Series 2019 (NR/NR)
855,000 4.625
05/01/2039
859,154
1,340,000 4.750
05/01/2050
1,268,453
Lynwood Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
1,745,000 4.000
06/15/2039
1,671,480
2,890,000 4.375
06/15/2049
2,604,455
Magnolia Island Community Development District Pasco County
Florida Capital Improvement RB Series 2025 Assessment Area
One (NR/NR)
700,000 5.550
05/01/2045
704,954
1,000,000 5.750
05/01/2055
1,001,881
Malabar Springs Community Development District City of
Palm Bay Florida Special Assessment Bonds Series 2024
Assessment Area One (NR/NR)
1,300,000 5.200
05/01/2044
1,297,135
1,500,000 5.500
05/01/2054
1,467,756
Mandarin Grove Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
815,000 6.625
(c)
05/01/2053
940,472
Marion Ranch Community Development District Marion County
Florida Special Assessment Bonds Series 2024 (NR/NR)
475,000 5.700
05/01/2044
485,436
2,015,000 5.950
05/01/2054
2,048,862
McJunkin Parkland Community Development District Special
Assessment Bonds Series 2018 (NR/NR)
2,785,000 5.125
(c)
11/01/2038
2,891,274
4,750,000 5.250
(c)
11/01/2049
4,779,514
Mckendree Pointe Community Development District Pasco County
Florida Capital Improvement RB Series 2025 (NR/NR)
1,000,000 5.700
05/01/2045
1,000,600
Mckendree Pointe Community Development District Pasco County,
Florida Capital Improvement RB, Series 2025 (NR/NR)
2,350,000 6.000
05/01/2056
2,337,029
Meadow Pointe IV Community Development District RB for
Capital Improvement Series 2014 A (NR/NR)
405,000 7.250
05/01/2035
408,776
Meadow View at Twin Creeks Community Development District
Special Assessment Bonds Series 2021 (NR/NR)
530,000 3.750
05/01/2052
410,799
Mediterranean Community Development District Special
Assessment Refunding & Improvement Bonds for Area Two
Project Series 2017 (NR/NR)
1,000,000 4.750
05/01/2037
1,009,551
1,700,000 5.000
05/01/2048
1,694,676

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Merrick Square Community Development District Capital
Improvement RB Series 2023 (NR/NR)
$ 900,000 5.625%
05/01/2053
$ 927,286
Miami World Center Community Development District Special
Assessment Bonds Series 2017 (NR/NR)
315,000 4.750
11/01/2027
320,529
5,300,000 5.125
11/01/2039
5,391,681
4,135,000 5.250
11/01/2049
4,158,208
Miami-Dade County IDA Educational Facilities RB for Academir
Charter Schools Project Series 2022A (Ba2/NR)
1,585,000 5.250
(c)
07/01/2052
1,423,615
2,000,000 5.500
(c)
07/01/2061
1,818,773
Miami-Dade County Seaport Revenue Refunding Bonds, Series
2022A (AMT) (A3/NR)
3,035,000 5.250
10/01/2052
3,080,105
Miami-Dade County Water & Sewer Revenue System Bonds Series
2021 (BAM-TCRS) (Aa3/AA)
1,575,000 4.000
10/01/2051
1,427,415
Miami-Dade County, Florida Professional Sports Franchise
Facilities Tax Revenue Refunding, Series 2009A
(AG) (A1/AA)
4,550,000 0.000
(e)
10/01/2045
1,794,161
Midtown Miami Community Development District Special
Assessment RB Refunding for Parking Garage Project Series
2014 A (NR/NR)
2,820,000 5.000
05/01/2029
2,822,125
Midtown Miami Community Development District Special
Assessment Revenue Refunding Bonds for Parking Garage
Project Series 2014A (NR/NR)
3,515,000 5.000
05/01/2037
3,516,626
Mirada Community Development District Pasco County Florida
Capital Improvement Revenue and Refunding Bonds Series
2024 Assessment Area Three (NR/NR)
1,050,000 5.625
05/01/2044
1,061,511
1,410,000 6.000
05/01/2055
1,425,280
Mirada II Community Development District Pasco County, Florida
Capital Improvement RB Series 2025 (NR/NR)
1,500,000 5.750
05/01/2055
1,515,295
Mirada II Community Development District Special Assessment
Bonds Series 2021 (NR/NR)
1,860,000 3.500
05/01/2041
1,589,624
2,430,000 4.000
05/01/2051
1,982,082
Miranda II Community Development District Capital Improvement
RB Series 2022 (NR/NR)
600,000 5.600
05/01/2042
625,977
940,000 5.750
05/01/2053
961,792
Naples Reserve Community Development District Special
Assessment Bonds Series 2018 (NR/NR)
1,185,000 5.125
(c)
11/01/2048
1,188,592
New Port Tampa Bay Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
985,000 3.875
05/01/2041
879,458
2,250,000 4.125
05/01/2052
1,887,457
New River Community Development District Special Assessment
Refunding Senior Lien Series 2020 A-1 (NR/A)
815,000 3.500
(c)
05/01/2038
755,473
New River Community Development District Special Assessment
Refunding Senior Lien Series 2020 A-1 (NR/NR)
30,000 3.500
(c)
05/01/2031
29,455
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
New River Community Development District Special
Assessment Refunding Senior Lien Series 2020 A-1
(NR/NR) – (continued)
$ 85,000 4.000%
(c)
05/01/2038
$ 82,452
New River Community Development District Special Assessment
Series 2006 B (NR/NR)
3,260,000 5.000 *
05/01/2013
33
Newton Road Community Development District Miami-Dade
County, Florida Special Assessment Bonds Series 2025
(NR/NR)
840,000 5.500
(c)
06/15/2045
851,981
Newton Road Community Development District Miami-Dade
County, Florida Special Assessment Bonds, Series 2025
(NR/NR)
875,000 5.750
(c)
06/15/2055
885,300
Normandy Community Development District City of Jacksonville
Florida Capital Improvement RB Series 2024 Assessment Area
One (NR/NR)
1,585,000 5.300
(c)
05/01/2044
1,561,469
2,275,000 5.550
(c)
05/01/2054
2,186,239
North Ar-1 of Pasco Community Development District Pasco
County Florida Capital Improvement RB Series 2024A
Assessment Area Five (NR/NR)
510,000 5.750
05/01/2044
524,279
North AR-1 of Pasco Community Development District Pasco
County Florida Capital Improvement RB Series 2024A
Assessment Area Five (NR/NR)
1,450,000 6.000
05/01/2054
1,481,051
North AR-1 Pasco Community Development District Capital
Improvement RB for Assessment Area Four Series 2024
(NR/NR)
385,000 5.450
05/01/2044
391,198
820,000 5.750
05/01/2054
823,562
North AR-1 Pasco Community Development District Capital
Improvement RB for Assessment Area Three, Series 2023
(NR/NR)
265,000 5.000
05/01/2030
270,685
520,000 5.750
05/01/2043
538,447
775,000 6.000
05/01/2054
794,648
North Loop Community Development District
1,850,000 6.625
05/01/2054
1,979,456
North Park Isle Community Development District Special
Assessment RB Series 2021 (NR/NR)
1,200,000 3.375
11/01/2041
1,033,819
3,770,000 4.000
11/01/2051
3,142,346
North Powerline Road Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
1,255,000 5.625
(c)
05/01/2052
1,289,332
North Powerline Road Community Development District Special
Assessment Series 2020 (NR/NR)
465,000 3.625
05/01/2040
426,357
Northlake Stewardship District Manatee County Florida Special
Assessment Bonds Series 2025 (NR/NR)
2,750,000 6.000
05/01/2045
2,852,867
2,750,000 6.200
05/01/2056
2,837,682
Northridge Community Development District Pasco County
Florida Special Assessment Bonds, Series 2025 (NR/NR)
1,685,000 5.750
(c)
05/01/2045
1,727,955
2,175,000 6.000
(c)
05/01/2055
2,219,707

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Ocala Preserve Community Development District Capital
Improvement RB Series 2023 (NR/NR)
$ 1,185,000 5.700%
05/01/2043
$ 1,244,877
1,200,000 5.875
05/01/2053
1,242,421
Okaloosa County, Florida Industrial Development RB Air Force
Enlisted Village Inc. Project Series 2025 (NR/NR)
1,500,000 5.750
(c)
05/15/2055
1,519,248
1,690,000 5.750
(c)
05/15/2060
1,704,771
Old Hickory Community Development District Special Assessment
Bonds Series 2020 (NR/NR)
340,000 4.000
06/15/2040
321,049
Orange Blossom Groves Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
665,000 5.250
06/15/2043
690,747
1,275,000 5.375
06/15/2053
1,300,940
Orange Blossom Ranch Community Development District Special
Assessment Bonds Series 2019 (NR/NR)
2,200,000 4.850
05/01/2039
2,226,523
3,625,000 5.000
05/01/2049
3,576,161
Orange County Health Facilities Authority Hospital RB Orlando
Health Obligated Group Series 2025A (NR/A+)
8,520,000 4.500
10/01/2056
8,232,730
Orlando Florida Community Redevelopment Agency Tax
Increment RB Refunding for Conroy Road District Series 2012
(NR/NR)
1,005,000 5.000
04/01/2026
1,005,899
Osceola Chain Lakes Community Development District Special
Assessment Bonds Series 2020 (NR/NR)
840,000 4.000
05/01/2040
794,826
900,000 4.000
05/01/2050
751,121
Osceola County Rolling Oaks Community Development District
Special Assessment Bonds Series 2018 (NR/NR)
1,675,000 5.375
(c)
11/01/2038
1,733,580
3,295,000 5.500
(c)
11/01/2049
3,339,913
Pacific Ace Community Development District Special Assessment
Bonds for Assessment Area Two Series 2024 (NR/NR)
775,000 5.500
05/01/2055
779,857
Paddocks Community Development District Capital Improvement
RB Series 2024 (NR/NR)
1,235,000 5.450
(c)
05/01/2055
1,201,011
Palermo Community Development District Lee County Florida
Special Assessment Bonds Series 2025 Assessment Area Two
(NR/NR)
645,000 5.350
06/15/2045
658,742
900,000 5.500
06/15/2055
921,035
Palermo Community Development District Special Assessment
Bonds Series 2023 (NR/NR)
1,050,000 5.000
06/15/2043
1,070,951
1,375,000 5.250
06/15/2053
1,387,307
Palm Beach County Educational Facilities Authority RB Palm
Beach Atlantic University Inc Series 2021 (NR/NR)
1,000,000 4.000
10/01/2051
809,062
Palm Beach County Educational Facilities Authority RB Palm
Beach Atlantic University, Inc. Series 2024 (NR/NR)
1,800,000 5.250
10/01/2048
1,805,816
2,850,000 5.250
10/01/2053
2,829,918
Palm Beach County Health Facilities Authority RB
(Lifespace Communities, Inc.), Series 2023C (NR/NR)
2,050,000 7.625
05/15/2058
2,268,231
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Palm Beach County Health Facilities Authority RB Anticipation
Notes for Green Cay Life Plan Village Project Series 2022A
(NR/NR)
$ 7,075,000 11.500%
(c)
07/01/2027
$ 10,262,691
Palm Beach County Health Facilities Authority RB for Lifespace
Communities, Inc. Obligated Group Series 2019 B (NR/NR)
4,600,000 4.000
05/15/2053
3,537,544
1,825,000 5.000
05/15/2053
1,679,342
Palm Beach County Health Facilities Authority Revenue Bond
Anticipation Notes Green Cay Life Plan Village Project Series
2025A (NR/NR)
775,000 11.500
(c)
07/01/2027
775,256
Palm Beach County Health Facilities Authority Revenue Refunding
Bonds Series 2022 (NR/NR)
1,650,000 4.000
06/01/2036
1,591,937
1,700,000 4.250
06/01/2056
1,367,004
Palm Beach County, Florida RB Provident Group - PBAU
Properties II LLC - Palm Beach Atlantic University Project
Senior, Series 2025A (NR/NR)
9,500,000 5.750
(c)
10/01/2055
9,774,416
1,000,000 6.750
(c)
10/01/2055
1,029,758
11,535,000 5.750
(c)
10/01/2065
11,839,559
Palm Coast 145 Community Development District City of Palm
Coast Florida Special Assessment Bonds Series 2025A
(NR/NR)
5,000,000 6.250
(c)
05/01/2035
5,175,880
2,850,000 6.500
(c)
05/01/2045
2,962,547
2,365,000 6.750
(c)
05/01/2057
2,445,830
Palm Coast Park Community Development District Special
Assessment Bond for Somerset at Palm Coast Park, Series
2023 (NR/NR)
500,000 5.400
05/01/2043
513,617
1,000,000 5.600
05/01/2053
1,012,956
Palm Coast Park Community Development District Special
Assessment for Assessment Area One Series 2019 (NR/NR)
1,175,000 4.300
05/01/2050
1,012,957
Palm Gate Community Development District City of Florida City
Florida Special Assessment Bonds Series 2025 (NR/NR)
900,000 5.300
06/15/2045
894,226
900,000 5.550
06/15/2055
889,202
Palm Glades Community Development District Senior Special
Assessment Bonds Series 2018 A-1 (NR/A)
3,290,000 4.200
11/01/2048
2,958,954
Palm Glades Community Development District Special Assessment
Refunding Bonds Series 2016 (NR/A)
2,140,000 4.000
05/01/2036
2,141,774
Palm Glades Community Development District Special Assessment
Refunding Bonds Series 2017 (NR/BBB-)
260,000 4.000
05/01/2027
260,627
2,380,000 5.000
05/01/2039
2,401,963
Parkland Preserve Community Development District Special
Assessment RB Series 2019 A (NR/NR)
1,855,000 5.250
05/01/2039
1,919,061
5,090,000 5.375
05/01/2050
5,140,167
Parkside Trails Community Development District Lake County,
Florida Special Assessment Bonds, Series 2025 (NR/NR)
1,000,000 5.550
05/01/2055
989,564

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Parkview at Long Lake Ranch Community Development District
Special Assessment Series 2020 (NR/NR)
$ 800,000 4.000%
05/01/2051
$ 656,386
Parkway Center Community Development District Special
Assessment for Amenity Projects Series 2018-2 (NR/A-)
2,285,000 4.700
05/01/2049
2,095,436
Parkway Center Community Development District Special
Assessment Refunding Series 2018-1 (NR/A-)
1,065,000 4.500
05/01/2034
1,077,842
Parrish Lakes Community Development District Capital
Improvement RB for Special Assessment Area Two Series
2023A (NR/NR)
590,000 5.375
05/01/2043
603,351
1,475,000 5.625
05/01/2053
1,497,210
Parrish Lakes Community Development District Capital
Improvement RB Series 2023 (NR/NR)
840,000 5.125
05/01/2043
849,337
920,000 5.400
05/01/2053
924,769
Parrish Lakes Community Development District Manatee County
Florida Capital Improvement RB Series 2024 Assessment Area
Three (NR/NR)
1,760,000 5.800
05/01/2054
1,770,410
Parrish Lakes II Community Development District Capital
Improvement RB for Assessment Area One Series 2024
(NR/NR)
2,750,000 5.125
05/01/2044
2,732,621
5,145,000 5.450
05/01/2054
5,033,828
Parrish Plantation Community Development District Manatee
County Florida Special Assessment RB Series 2024
Assessment Area Four Project (NR/NR)
375,000 5.875
05/01/2054
383,198
Parrish Plantation Community Development District Manatee
County Florida Special Assessment RB Series 2024
Assessment Area Three Project (NR/NR)
1,405,000 6.050
05/01/2054
1,445,332
Parrish Plantation Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
795,000 3.500
05/01/2041
692,751
Pasadena Ridge Community Development District Capital
Improvement RB for Assessment Area One Series 2024
(NR/NR)
900,000 5.050
05/01/2044
894,811
1,275,000 5.375
05/01/2055
1,249,558
Pasadena Ridge Community Development District Pasco County
Florida Capital Improvement RB Series 2025 (NR/NR)
1,060,000 5.500
05/01/2045
1,057,277
Peace Creek Community Development District City of Winter
Haven Florida Special Assessment Bonds Series 2025
Assessment Area Two (NR/NR)
1,190,000 5.625
05/01/2055
1,178,515
Peace Creek Community Development District Special Assessment
Bonds Series 2023 (NR/NR)
1,375,000 5.125
06/15/2043
1,409,667
1,900,000 5.375
06/15/2053
1,926,873
Peace Creek Village Community Development District  Special
Assessment Bonds Series 2024 (NR/NR)
905,000 5.750
05/01/2054
911,318
Peace Creek Village Community Development District
355,000 4.625
05/01/2031
361,709
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Peace Crossing Community Development District Special
Assessment RB for Assessment Area One Series 2024
(NR/NR)
$ 2,600,000 5.700%
05/01/2044
$ 2,585,685
3,675,000 6.000
05/01/2054
3,599,925
Pine Isle Community Development District Special Assessment
Bonds Series 2021 (NR/NR)
1,000,000 3.250
(c)
12/15/2041
890,588
Pine Ridge Plantation Community Development District Special
Assessment Refunding Bonds 2020 A-2 (NR/NR)
685,000 3.750
05/01/2037
677,350
Pinellas County Industrial Development Authority RB for
Drs. Kiran & Pallavi Patel 2017 Foundation for Global
Understanding, Inc. Project Series 2019 (NR/NR)
1,100,000 5.000
07/01/2039
1,109,036
Portico Community Development District Special Assessment
Bonds Series 2020-2 (NR/NR)
555,000 3.625
05/01/2040
501,727
Portico Community Development District Special Assessment
Refunding Series 2020-1 (NR/NR)
1,915,000 3.500
05/01/2037
1,778,283
Portofino Isles Community Development District Special
Assessment RB Refunding Series 2013 (NR/BBB)
2,785,000 4.750
05/01/2033
2,786,718
Preserve At Legends Pointe Community Development District
Pasco County, Florida Capital Improvement  RB, Series 2025
(NR/NR)
650,000 5.875
(c)
05/01/2055
663,194
Preserve at Savannah Lakes Community Development District
Special Assessment Bonds Phase 1 Series 2024 (NR/NR)
1,000,000 5.750
05/01/2054
1,010,953
Preserve at South Branch Community Development District
Special Assessment Phase 1 Series 2018 (NR/NR)
1,045,000 5.375
11/01/2049
1,059,830
Preserve at South Branch Community Development District
Special Assessment Phase 2 RB Series 2019 (NR/NR)
250,000 4.000
11/01/2039
244,764
1,205,000 4.000
11/01/2050
1,043,524
Preserve at South Branch Community Development District
Special Assessment Phase 3 Series 2021 (NR/NR)
780,000 3.500
05/01/2041
733,464
Prosperity Lakes Community Development District
1,050,000 6.125
12/15/2053
1,117,583
Radiance Community Development District Flagler County Florida
Special Assessment Bonds Series 2025 (NR/NR)
1,860,000 6.200
(c)
05/01/2045
1,924,680
2,275,000 6.400
(c)
05/01/2056
2,341,747
Ranches At Lake Mcleod Community Development District
Polk County Florida Special Assessment Bonds Series 2025
Assessment Area Two (NR/NR)
1,000,000 5.650
06/15/2055
1,004,056
Reflection Bay Community Development District Palm Beach
County, Florida Special Assessment Bonds, Series 2025
(NR/NR)
650,000 5.625
05/01/2045
664,418
1,130,000 5.875
05/01/2055
1,149,520
Regal-Village Community Development District Capital
Improvement Revenue Bonds Series 2024 (NR/NR)
700,000 5.200
05/01/2044
709,004

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Regal-Village Community Development District
Capital Improvement Revenue Bonds Series 2024
(NR/NR) – (continued)
$ 575,000 5.500%
05/01/2054
$ 577,146
Reserve At Van Oaks Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
965,000 5.375
05/01/2053
982,620
Reunion East Community Development District (NR/NR)
2,170,000 7.200 *
05/01/2022
22
Reunion West Community Development District Special
Assessment Bonds for Assessment Area 5 Project Series 2019
(NR/NR)
470,000 4.500
05/01/2039
471,783
1,520,000 4.625
05/01/2050
1,414,620
Rhodine Road North Community Development District Special
Assessment Bonds Series 2019 (NR/NR)
825,000 4.500
05/01/2040
831,217
825,000 4.750
05/01/2050
788,675
Ridge at Apopka Community Development District Special
Assessment Bonds for Parcel Two Project Series 2023
(NR/NR)
590,000 5.500
05/01/2043
604,556
700,000 5.750
05/01/2053
706,918
Ridge at Apopka Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
2,145,000 5.500
05/01/2052
2,145,700
Ridge at Health Brook Community Development District Capital
Improvement RB Series 2023 (NR/NR)
300,000 5.250
05/01/2043
308,403
540,000 5.500
05/01/2053
548,334
River Glen Community Development District Special Assessment
Bond for Assessment Area Two Series 2021 (NR/NR)
1,000,000 3.375
05/01/2041
896,373
2,390,000 4.000
05/01/2051
2,014,966
River Hall Community Development District
735,000 5.350
(c)
05/01/2044
739,662
850,000 5.625
(c)
05/01/2055
845,398
River Hall Community Development District
1,555,000 6.500
05/01/2054
1,645,686
River Hall Community Development District Special Assessment
for Assessment Area 3 Series 2020 A (NR/NR)
1,030,000 3.625
05/01/2040
926,091
River Landing Community Development District Pasco County
Florida Capital Improvement RB Series 2025 (NR/NR)
1,705,000 5.450
(c)
05/01/2055
1,699,304
River Landing Community Development District Special
Assessment Series 2020 A (NR/NR)
1,100,000 4.350
05/01/2051
972,671
Rivers Edge II Community Development District Special
Assessment Bond Series 2021 (NR/NR)
935,000 3.500
05/01/2041
846,658
Rivers Edge III Community Development District Special
Assessment Bond Series 2021 (NR/NR)
815,000 3.500
(c)
05/01/2041
735,365
900,000 4.000
(c)
05/01/2051
753,695
Riversong Community Development District Manatee County
Florida Special Assessment Bonds Series 2025 (NR/NR)
1,200,000 5.400
(c)
05/01/2045
1,214,412
3,000,000 5.625
(c)
05/01/2056
3,014,543
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Riverwalk Community Development District City of Orlando
Florida Special Assessment Bonds Series 2024 (NR/NR)
$ 1,350,000 5.800%
05/01/2054
$ 1,374,632
Rolling Oaks Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
1,350,000 6.500
(c)
05/01/2053
1,413,646
Rookery Community Development District City of Green Cove
Springs Florida Capital Improvement RB Series 2024
Assessment Area One (NR/NR)
2,970,000 5.350
05/01/2055
2,879,019
Rustic Oaks Community Development District Capital
Improvement RB Series 2022 (NR/NR)
2,435,000 3.450
05/01/2042
2,076,204
Rye Crossing Community Development District Capital
Improvement RB Series 2023 (NR/NR)
1,075,000 5.250
05/01/2053
1,066,837
Rye Crossing Community Development District Manatee County
Florida Capital Improvement RB Series 2024 Assessment Area
Two (NR/NR)
1,000,000 5.250
05/01/2054
983,636
Rye Ranch Community Development District
1,745,000 6.625
05/01/2054
1,861,120
Rye Ranch Community Development District Special Assessment
Bonds for Assessment Area One, Series 2023 (NR/NR)
710,000 6.000
(c)
11/01/2053
731,938
Saddle Creek Preserve of Polk County Community Development
District Special Assessment Bonds Series 2020 (NR/NR)
320,000 4.000
06/15/2040
311,097
780,000 4.000
06/15/2050
654,094
Saltleaf Community Development District Lee County Florida
Capital Improvement RB Series 2024 (NR/NR)
1,500,000 5.625
05/01/2044
1,528,506
2,700,000 6.000
05/01/2056
2,744,076
Saltmeadows Community Development District Manatee County
Florida Special Assessment Bonds, Series 2025 (NR/NR)
405,000 5.750
(c)
05/01/2045
418,444
650,000 6.000
(c)
05/01/2055
669,271
Saltmeadows Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
1,015,000 5.500
05/01/2053
1,031,282
San Simeon Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
1,410,000 4.125
(c)
06/15/2039
1,353,108
Sandmine Road Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
650,000 6.000
11/01/2052
681,144
Sandmine Road Community Development District Special
Assessment for Assessment Area One Series 2020 (NR/NR)
980,000 3.625
(c)
05/01/2040
955,509
950,000 3.750
(c)
05/01/2050
812,992
Sarasota County Public Hospital District Fixed Rate Hospital RB
Series 2018 (A1/NR)
4,350,000 4.000
07/01/2048
3,892,642
Savanna Lakes Community Development District Lee County
Florida Special Assessment Bonds Series 2024 Assessment
Area Two (NR/NR)
700,000 5.500
06/15/2054
701,759

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Savanna Lakes Community Development District Special
Assessment Area One Bonds, Series 2023 (NR/NR)
$ 1,065,000 5.375%
(c)
06/15/2053
$ 1,080,721
Sawgrass Village Community Development District
1,365,000 6.375
11/01/2053
1,428,775
Sawgrass Village Community Development District Manatee
County Florida Special Assessment Bonds Series 2024
Assessment Area Three (NR/NR)
1,380,000 5.875
(c)
05/01/2054
1,390,941
Sawgrass Village Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
2,300,000 5.750
05/01/2053
2,333,776
Scenic Highway Community Development District Special
Assessment Series 2020 (NR/NR)
620,000 3.750
05/01/2040
584,838
1,835,000 4.000
05/01/2051
1,523,463
Scenic Terrace North Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
1,375,000 5.875
05/01/2043
1,425,667
1,535,000 6.125
05/01/2054
1,584,400
Scenic Terrace South Community Development District
900,000 6.750
11/01/2053
959,079
Scenic Terrace South Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
1,245,000 4.500
05/01/2042
1,197,857
Seaton Creek Reserve Community Development District Special
Assessment Bonds for Assessment Area One Bonds Series
2023 (NR/NR)
980,000 5.500
(c)
06/15/2053
998,935
Sebastian Isles Community Development District City of Florida
City Florida Capital Improvement RB Series 2024 (NR/NR)
900,000 5.300
05/01/2054
885,349
Sedona Point Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
1,185,000 5.000
06/15/2053
1,182,570
Seminole County Industrial Development Authority RB for The
Galileo School Foundation, Inc. Series 2021 A (Ba1/NR)
315,000 4.000
(c)
06/15/2036
297,411
425,000 4.000
(c)
06/15/2041
370,641
2,270,000 4.000
(c)
06/15/2051
1,740,432
1,105,000 4.000
(c)
06/15/2056
821,009
Seminole Improvement District Utilities RB for City of Westlake
Series 2022 (NR/NR)
900,000 5.300
10/01/2037
942,825
Seminole Palms Community Development District City of
Palm Coast Florida Special Assessment Bonds Series 2024
Assessment Area Two (NR/NR)
1,665,000 5.500
(c)
05/01/2055
1,617,110
Seminole Palms Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
775,000 5.700
05/01/2053
785,469
Shadowlawn Community Development District Special Assessment
Revenue Bonds Series 2024 (NR/NR)
2,310,000 5.500
05/01/2044
2,316,207
3,000,000 5.850
05/01/2054
2,994,586
Shell Point Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
2,200,000 5.250
(c)
11/01/2039
2,262,720
2,815,000 5.375
(c)
11/01/2049
2,841,271
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Sherwood Manor Community Development District Special
Assessment Bonds Series 2018 (NR/NR)
$ 3,800,000 5.250%
(c)
11/01/2049
$ 3,831,923
Sherwood Manor Community Development District Special
Assessment RB Series 2023 (NR/NR)
825,000 5.500
05/01/2043
857,111
1,435,000 5.625
05/01/2053
1,468,823
Shingle Creek Community Development District Special
Assessment Bonds Series 2019 (NR/NR)
4,000,000 5.000
05/01/2049
3,962,268
Silver Oaks Community Development District Special Assessment
Bonds Series 2024 (NR/NR)
1,575,000 5.850
05/01/2054
1,593,219
Silverlake Community Development District Special Assessment
Bonds Series 2023 (NR/NR)
885,000 5.500
05/01/2053
906,229
Six Mile Creek Community Development District Capital
Improvement RB Series 2021 (NR/NR)
790,000 4.000
05/01/2052
658,571
Six Mile Creek Community Development District Capital
Improvement RB Series 2023 (NR/NR)
1,375,000 5.700
05/01/2054
1,408,571
Six Mile Creek Community Development District Special
Assessment for Assessment Area 3 Phase 1 Series 2021
(NR/NR)
1,325,000 3.500
05/01/2041
1,158,556
Six Mile Creek Community Development District Special
Assessment Refunding for Area 2 Phase 3A Project Series
2020 (NR/NR)
295,000 4.125
11/01/2040
291,319
940,000 4.250
11/01/2050
840,016
Six Mile Creek Community Development District St. Johns County
Florida Capital Improvement RB Series 2024 (NR/NR)
1,090,000 5.375
05/01/2055
1,058,994
Solaeris Community Development District St. Lucie County
Florida Special Assessment Bonds Series 2024 (NR/NR)
1,650,000 6.000
05/01/2044
1,761,198
2,525,000 6.250
05/01/2055
2,676,884
Solaeris Community Development District St. Lucie County,
Florida Special Assessment Bonds, Series 2025 (NR/NR)
2,420,000 6.300
(c)
05/01/2056
2,487,700
Somerset Bay Community Development District Hernando County
Florida Capital Improvement RB Series 2024 Assessment Area
One (NR/NR)
1,305,000 5.900
(c)
05/01/2054
1,300,875
Sorrento Pines Community Development District Special
Assessment Bonds for Assessment Area One Series 2023
(NR/NR)
525,000 5.500
05/01/2053
537,593
South Fork III Community Development District Parcels V and W
Special Assessment Bonds Series 2019 (NR/NR)
2,100,000 5.125
(c)
11/01/2039
2,152,948
3,480,000 5.250
(c)
11/01/2049
3,497,519
South Fork III Community Development District Special
Assessment RB Refunding Series 2018 (NR/NR)
2,505,000 5.375
05/01/2049
2,519,283

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
South Village Community Development District Capital
Improvement and Special Assessment Refunding Senior Lien
Series 2016 A-1 (NR/A+)
$ 480,000 3.625%
05/01/2035
$ 469,309
1,690,000 3.750
05/01/2038
1,628,174
South Village Community Development District Capital
Improvement and Special Assessment Refunding Subordinate
Lien Series 2016 A-2 (NR/NR)
465,000 4.875
05/01/2035
465,839
95,000 5.000
05/01/2038
95,163
South-Dade Venture Community Development District Special
Assessment RB Refunding Series 2013 (NR/NR)
2,010,000 5.250
05/01/2034
2,012,110
Southern Groves Community Development District No. 5 Special
Assessment Refunding Series 2019 (NR/NR)
365,000 3.600
05/01/2034
351,425
1,200,000 4.000
05/01/2043
1,079,817
Southern Groves Community Development District No. 5 Special
Assessment Series 2020 (NR/NR)
395,000 4.300
05/01/2040
395,704
160,000 4.500
05/01/2046
149,629
Southern Hills Plantation I Community Development District
Special Assessment for Capital Improvement Series 2011 A-1
(NR/NR)
2,685,000 5.800
05/01/2035
2,541,710
Southern Hills Plantation I Community Development District
Special Assessment for Capital Improvement Series 2011 A-2
(NR/NR)
2,505,000 5.800 *
05/01/2035
1,503,000
Southshore Bay Community Development District Hillsborough
County Florida Capital Improvement Revenue Bonds Series
2024 Assessment Area Two (NR/NR)
830,000 5.625
05/01/2054
826,728
Spencer Creek Community Development District Special
Assessment RB Series 2019 (NR/NR)
345,000 4.375
05/01/2029
349,715
1,000,000 5.000
05/01/2039
1,020,684
1,750,000 5.250
05/01/2049
1,759,473
Spring Lake Community Development District Special Assessment
for Assessment Area Two Project Series 2017 (NR/NR)
1,245,000 5.125
(c)
11/01/2037
1,264,043
1,785,000 5.250
(c)
11/01/2047
1,790,811
Spring Ridge Community Development District Special
Assessment RB Series A-1 (NR/NR)
845,000 4.800
05/01/2035
846,431
Springs at Lake Alfred Community Development District Special
Assessment Bonds Series 2024 (NR/NR)
450,000 5.250
05/01/2044
455,471
900,000 5.600
05/01/2054
902,747
St. Johns County Industrial Development Authority RB Refunding
for Life Care Ponte Vedra Obligated Group Obligated Group
Series 2021 A (NR/NR)
700,000 4.000
12/15/2041
619,691
475,000 4.000
12/15/2046
384,061
2,420,000 4.000
12/15/2050
1,863,798
St. Johns County Industrial Development Authority RB Refunding
for Presbyterian Retirement Communities, Inc. Obligated
Group Series 2020 A (NR/NR)
7,475,000 4.000
08/01/2055
6,212,618
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
St. Johns County, Florida Water and Sewer RB, Series 2022
(Aa2/AAA)
$ 2,310,000 5.000%
06/01/2052
$ 2,408,114
Starling Community Development Special Assessment RB, Series
2025 (NR/NR)
2,000,000 5.600
(c)
05/01/2056
1,962,858
Sterling Hill Community Development District RB for Capital
Improvement Series 2003 B (NR/NR)
418,112 5.500 *
11/01/2010
171,426
Stonegate Community Development District Special Assessment
Refunding Bonds Series 2013 (NR/NR)
2,095,000 5.000
05/01/2034
2,096,883
Stonegate Preserve Community Development District Manatee
County, Florida Special Assessment Bonds, Series 2025
(NR/NR)
1,175,000 5.875
06/15/2055
1,201,568
Stonegate Preserve Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
1,000,000 5.875
12/15/2043
1,068,187
1,195,000 6.125
12/15/2053
1,273,522
Stoneybrook Community Development District Tax Exempt Special
Assessment RB for Village of Estero Series 2022-1 (NR/AA-)
1,250,000 4.300
05/01/2052
1,184,093
Stoneybrook North Community Development District Capital
Improvement Revenue Refunding Bonds Series 2022 (NR/NR)
585,000 6.375
11/01/2052
634,124
Stoneybrook South at Championsgate Community Development
District Special Assessment Bonds Series 2019 (NR/NR)
1,100,000 4.500
06/15/2039
1,117,958
1,100,000 4.625
06/15/2049
1,081,870
Stoneybrook South at Championsgate Community Development
District Special Assessment Bonds Series 2023 (NR/NR)
555,000 5.500
06/15/2053
577,547
Stoneybrook South Community Development District Special
Assessment Bonds Refunding for Assessment Area Two-A
Project Series 2014 (NR/NR)
1,610,000 5.125
11/01/2034
1,706,284
3,495,000 5.500
11/01/2044
3,604,256
Stoneybrook South Community Development District Special
Assessment Series 2020 (NR/NR)
2,875,000 3.750
(c)
12/15/2050
2,458,642
Storey Creek Community Development District Special
Assessment Bonds for Assessment Area One Project Series
2019 (NR/NR)
420,000 4.000
12/15/2039
399,886
860,000 4.125
12/15/2049
732,644
Storey Creek Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
575,000 5.200
06/15/2042
586,428
Storey Creek Community Development District Special
Assessment Bonds Series 2024 (NR/NR)
985,000 5.500
06/15/2054
1,000,688
Storey Drive Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
1,000,000 4.000
06/15/2052
824,378
Storey Park Community Development District Special Assessment
Bonds for City of Orlando Series 2022 (NR/NR)
1,000,000 5.150
06/15/2052
1,004,683

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Stuart Crossing Community Development District Special
Assessment Bonds Series 2024 (NR/NR)
$ 900,000 5.500%
(c)
05/01/2054
$ 894,496
Summer Woods Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
1,600,000 4.000
05/01/2052
1,282,821
Summer Woods Community Development District Special
Assessment for Assessment Area Two Project Series 2020
(NR/NR)
870,000 3.750
05/01/2040
796,991
1,145,000 4.000
05/01/2050
956,981
Summer Woods Community Development District Special
Assessment for Assessment Area Two Project Series 2021
(NR/NR)
405,000 3.400
05/01/2041
359,963
275,000 4.000
05/01/2051
229,328
Summerstone Community Development District Special
Assessment Series 2020 (NR/NR)
705,000 3.750
05/01/2040
678,931
875,000 4.000
05/01/2051
774,763
Sunbridge Stewardship District Special Assessment RB for Weslyn
Park Project Series 2022 (NR/NR)
1,000,000 5.200
05/01/2042
1,022,779
1,800,000 5.350
05/01/2052
1,812,122
Sunbridge Stewardship District Special Assessment RB Series 2022
(NR/NR)
1,545,000 5.500
05/01/2052
1,570,254
Sweetwater Creek Community Development District Capital
Improvement Special Assessment RB Refunding Series 2019
A-2 (NR/NR)
1,610,000 4.000
05/01/2038
1,552,773
Tamarindo Community Development District Special Assessment
Bonds Series 2021 (NR/NR)
715,000 3.375
05/01/2041
614,758
Tapestry Community Development District Special Assessment RB
Series 2016 (NR/NR)
1,110,000 4.800
05/01/2036
1,112,065
1,715,000 5.000
05/01/2046
1,715,036
Tern Bay Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
4,850,000 4.000
06/15/2042
4,357,073
Terreno Community Development District Collier County, Florida
Special Assessment Bonds Series 2025 (NR/NR)
840,000 5.400
05/01/2045
853,406
900,000 5.650
05/01/2055
907,553
Terreno Community Development District Special Assessment
Bonds Series 2023 (NR/NR)
900,000 5.250
05/01/2053
903,605
Timber Creek Southwest Community Development District Special
Assessment Bonds for Assessment Area Two Project Series
2021 (NR/NR)
2,050,000 3.300
12/15/2041
1,726,710
Timber Creek Southwest Community Development District Special
Assessment Bonds Series 2020 (NR/NR)
1,000,000 4.000
06/15/2040
941,219
Tison’s Landing Community Development District Special
Assessment RB Refunding & Improvement Bonds Senior
Series 2016 A-1 (NR/A+)
1,345,000 3.600
05/01/2037
1,308,531
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Tolomato Community Development District Special Assessment
GO Refunding Bonds Senior Lien Series 2018 A-1
(AGM) (NR/AA)
$ 1,760,000 3.750%
05/01/2040
$ 1,760,588
Tolomato Community Development District Special Assessment
GO Refunding Bonds Subordinate Lien Series 2018 A-2
(NR/NR)
375,000 5.625
(c)
05/01/2040
385,102
Tolomato Community Development District Special Assessment
GO Refunding Bonds Subordinate Lien Series 2018 B-2
(NR/NR)
300,000 5.125
05/01/2039
304,719
Tolomato Community Development District Special Assessment
RB Refunding Series 2019 A-2 (NR/NR)
1,155,000 4.250
05/01/2037
1,164,862
Tolomato Community Development District Special Assessment
Refunding Bonds Series 2019 C (NR/NR)
8,310,000 4.400
(c)
05/01/2040
8,336,831
Toscana Isles Community Development District Special
Assessment RB Series 2014 (NR/NR)
100,000 5.750
11/01/2027
102,625
1,955,000 6.250
11/01/2044
2,014,129
Toscana Isles Community Development District Special
Assessment RB Series 2018 (NR/NR)
2,645,000 5.375
11/01/2039
2,792,240
5,390,000 5.500
11/01/2049
5,512,161
Touchstone Community Development District Special Assessment
Bonds Series 2018 (NR/NR)
1,560,000 4.625
(c)
06/15/2038
1,569,230
2,440,000 4.750
(c)
06/15/2048
2,334,004
Touchstone Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
550,000 4.000
12/15/2040
510,370
1,145,000 4.125
12/15/2049
982,441
Towne Park Community Development District Special Assessment
Area 3B Project Series 2019 (NR/NR)
1,085,000 4.625
05/01/2050
1,004,097
Towne Park Community Development District Special Assessment
Area 3D Project Series 2020 (NR/NR)
525,000 3.625
(c)
05/01/2040
485,061
1,000,000 4.000
(c)
05/01/2051
864,320
Towns at Woodsdale Community Development District
1,220,000 6.375
(c)
11/01/2053
1,283,306
Tradition Community Development District No. 9 Port St. Lucie,
Florida Special Assessment Bonds Series 2025 (NR/NR)
1,000,000 5.650
05/01/2056
1,003,568
Tradition Community Development District No. 9 Special
Assessment Bonds Series 2021 (NR/NR)
1,725,000 3.000
05/01/2041
1,407,912
1,300,000 4.000
05/01/2052
1,043,844
Trevesta Community Development District Special Assessment
Area 2 Project Series 2020 (NR/NR)
875,000 3.750
(c)
05/01/2040
780,275
Triple Creek Community Development District Special Assessment
for Villages N&P Projects Series 2021 (NR/NR)
700,000 3.500
11/01/2041
605,676
Triple Creek Community Development District Special Assessment
Series 2017 A (NR/NR)
400,000 5.250
11/01/2027
406,722

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Triple Creek Community Development District Special Assessment
Series 2017 A (NR/NR) – (continued)
$ 2,735,000 6.125%
11/01/2046
$ 2,838,070
Triple Creek Community Development District Special Assessment
Series 2018 A (NR/NR)
640,000 4.700
(c)
11/01/2029
653,031
1,525,000 5.125
(c)
11/01/2038
1,577,130
Triple Creek Community Development District Special Assessment
Series 2019 A (NR/NR)
1,000,000 4.625
05/01/2039
1,006,704
1,990,000 4.750
05/01/2050
1,870,596
TSR Community Development District Special Assessment Bonds
for Northwest Assessment Area Series 2017 (NR/NR)
4,625,000 4.750
(c)
11/01/2048
4,404,159
TSR Community Development District Special Assessment Bonds
for Northwest Assessment Area Series 2018 (NR/NR)
1,200,000 5.000
11/01/2039
1,226,721
1,850,000 5.125
11/01/2049
1,851,362
TSR Community Development District Special Assessment RB for
2016 Project Series 2016 (NR/NR)
3,160,000 4.625
11/01/2037
3,168,266
2,790,000 4.750
11/01/2047
2,663,060
TSR Community Development District Special Assessment RB for
Village 4 Project Series 2015 A (NR/NR)
2,420,000 5.625
11/01/2045
2,463,127
Tuckers Pointe Community Development District Special
Assessment RB Series 2022 (NR/NR)
1,400,000 4.000
05/01/2052
1,156,571
Tuckers Pointe Community Development District Special
Assessment Revenue Note Series 2022 (NR/NR)
4,200,000 3.625
05/01/2032
4,109,731
Turnbull Creek Community Development District Senior Special
Assessment Refunding Series 2015 A-1 (NR/A)
2,220,000 4.375
05/01/2035
2,220,533
Twisted Oaks Pointe Community Development District City of
Wildwood Florida Special Assessment Bonds Series 2024
Assessment Area Three Project (NR/NR)
1,200,000 6.000
05/01/2055
1,214,582
Twisted Oaks Pointe Community Development District City of
Wildwood, Florida Special Assessment Bonds, Series 2023
Assessment Area One Project (NR/NR)
575,000 5.375
05/01/2043
588,720
Twisted Oaks Pointe Community Development District City of
Wildwood, Florida Special Assessment Bonds, Series 2023
Assessment Area Two Project (NR/NR)
675,000 5.875
05/01/2043
703,204
650,000 6.125
05/01/2054
671,708
Twisted Oaks Pointe Community Development District Special
Assessment Bonds for Assessment Area One Series 2023
(NR/NR)
750,000 5.625
05/01/2053
761,293
Two Creeks Community Development District RB Refunding for
Capital Improvement Senior Lien Series 2016 A-1 (NR/A)
2,535,000 3.625
05/01/2037
2,462,962
Two Creeks Community Development District RB Refunding
for Capital Improvement Subordinate Lien Series 2016 A-2
(NR/NR)
615,000 4.750
05/01/2037
615,060
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Two Lakes Community Development District Special Assessment
Bonds Series 2024 (Tax-Exempt) (NR/BBB)
$ 1,000,000 5.000%
05/01/2044
$ 1,020,595
Two Lakes Community Development District Special Assessment
Expansion Area Series 2019 (NR/NR)
2,300,000 3.750
12/15/2039
2,130,616
Two Lakes Community Development District Special Assessment
Series 2017 (NR/NR)
1,000,000 5.000
(c)
12/15/2032
1,056,312
1,705,000 5.000
(c)
12/15/2037
1,781,293
5,330,000 5.000
(c)
12/15/2047
5,328,129
Two Rivers East Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
3,190,000 5.875
05/01/2053
3,252,925
Two Rivers North Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
1,850,000 5.250
05/01/2052
1,858,534
Two Rivers Two Rivers West Community Development District
Special Assessment Bonds Series 2023 (NR/NR)
2,000,000 6.125
11/01/2053
2,078,811
Two Rivers West Community Development District Pasco County
Florida Special Assessment Bonds Series 2024 Series 2024
Project (NR/NR)
1,375,000 5.875
05/01/2054
1,405,058
Two Rivers West Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
1,600,000 6.000
05/01/2043
1,686,900
2,545,000 6.250
05/01/2053
2,656,714
Union Park East Community Development District Capital
Improvement RB for Assessment Area One Series 2017 A-1
(NR/NR)
2,410,000 5.500
(c)
11/01/2047
2,442,695
University Park Recreation District Special Assessment Series 2019
(BAM) (NR/AA)
2,800,000 3.375
05/01/2045
2,373,001
Varrea South Community Development District Capital
Improvement RB Series 2023 (NR/NR)
1,375,000 5.400
05/01/2053
1,397,141
Varrea South Community Development District City of Plant City
Florida Capital Improvement  RB, Series 2025 (NR/NR)
1,165,000 5.875
(c)
05/01/2055
1,189,531
V-Dana Community Development District Lee County Florida
Special Assessment Bonds Series 2025 (NR/NR)
900,000 5.375
05/01/2045
907,414
1,250,000 5.550
05/01/2055
1,251,477
V-Dana Community Development District Lee County, Florida
Special Assessment Bonds, Series 2023 Assessment Area Two
– 2023 Project Area (NR/NR)
850,000 5.250
05/01/2043
871,694
V-Dana Community Development District Special Assessment
Bonds for Assessment Area Two Series 2023 (NR/NR)
1,800,000 5.500
05/01/2054
1,824,495
V-Dana Community Development District Special Assessment for
Assessment Area One Series 2020 (NR/NR)
1,400,000 4.000
(c)
05/01/2051
1,115,543
Venetian Parc Community Development District Special
Assessment Area One Project Series 2013 (NR/NR)
135,000 6.000
11/01/2027
139,063
2,050,000 6.500
11/01/2043
2,165,267

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Ventana Community Development District Special Assessment RB
Series 2018 (NR/NR)
$ 4,655,000 5.125%
(c)
05/01/2049
$ 4,486,637
Veranda Community Development District II Special Assessment
Area 1 Gardens East Project Series 2018 A (NR/NR)
600,000 5.000
11/01/2039
613,573
1,025,000 5.125
11/01/2049
1,025,754
Veranda Community Development District II Special Assessment
Area 2 Preserve West Project Series 2018 A (NR/NR)
955,000 5.000
11/01/2039
976,603
1,555,000 5.125
11/01/2049
1,557,216
Veranda Community Development District II Special Assessment
Refunding for Veranda Estates Project Series 2021 (NR/NR)
245,000 3.600
(c)
05/01/2041
223,373
Veranda Community Development District II Special Assessment
Refunding for Veranda Oaks Project Series 2021 (NR/NR)
485,000 3.600
(c)
05/01/2041
442,549
790,000 4.000
(c)
05/01/2051
670,524
Veranda Community Development District Special Assessment
Area Five Phase 2 Veranda Estates Project RB Refunding
Series 2024 (NR/NR)
520,000 5.375
05/01/2044
531,403
240,000 5.625
05/01/2054
241,924
Veranda Community Development District Special Assessment
Area Five Phase 3 Preserve East Project RB Refunding Series
2024 (NR/NR)
1,595,000 5.125
05/01/2044
1,625,953
Veranda Landing Community Development District Special
Assessment Bonds, Series 2023 (NR/NR)
900,000 5.500
06/15/2053
917,947
Verandah East Community Development District Special
Assessment Refunding & Improvement RB Series 2016
(NR/NR)
4,355,000 4.000
05/01/2031
4,355,195
1,700,000 4.125
05/01/2034
1,689,660
1,000,000 4.250
05/01/2037
972,557
Verano #1 Community Development District Senior Special
Assessment Refunding for Community Infrastructure Project
Series 2017 A-1 (NR/BBB+)
1,980,000 4.000
(c)
05/01/2031
1,989,053
2,935,000 4.000
(c)
05/01/2037
2,916,922
Verano #1 Community Development District Special Assessment
Bonds for District #1 Project Series 2015 (NR/NR)
735,000 5.125
11/01/2035
761,062
990,000 5.250
11/01/2046
998,461
Verano #2 Community Development District City of Port St. Lucie
Florida Special Assessment Bonds Series 2024 (NR/NR)
875,000 5.500
05/01/2044
890,237
1,910,000 5.800
05/01/2054
1,925,824
Verano #2 Community Development District Special Assessment
Bonds for Assessment Area – Pod D7 Project Area Series 2024
(NR/NR)
575,000 5.350
05/01/2044
579,455
735,000 5.625
05/01/2055
731,021
Verano #4 Community Development District City of Port St. Lucie
Florida Special Assessment Bonds, Series 2025 (NR/NR)
915,000 6.000
05/01/2055
944,222
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Verano Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
$ 1,000,000 6.625%
11/01/2052
$ 1,058,736
Verano Community Development District Special Assessment
Bonds Series 2023 (NR/NR)
500,000 5.375
05/01/2043
518,142
800,000 5.625
05/01/2053
822,286
Verano No. 2 Community Development District Special
Assessment Bonds for POD C Project Series 2020 (NR/NR)
265,000 4.000
05/01/2040
250,481
1,700,000 4.000
05/01/2050
1,429,126
Verano No. 2 Community Development District Special
Assessment Bonds for POD D Project Series 2020 (NR/NR)
370,000 4.000
05/01/2040
349,727
2,015,000 4.000
05/01/2050
1,691,474
Verano No. 2 Community Development District Special
Assessment Bonds for POD E Project Series 2020 (NR/NR)
265,000 4.000
05/01/2040
250,481
1,740,000 4.000
05/01/2050
1,460,627
Vida's Way Community Development District Special Assessment
Bonds for Assessment Area One Series 2024 (NR/NR)
1,080,000 4.875
05/01/2044
1,038,990
1,750,000 5.200
05/01/2054
1,662,317
Viera Stewardship District Special Assessment RB Series 2023
(NR/NR)
1,000,000 5.300
05/01/2043
1,031,692
2,745,000 5.500
05/01/2054
2,760,808
Villa Portofino East Community Development District Special
Assessment Refunding Series 2019 (NR/NR)
870,000 3.750
05/01/2037
824,232
Village Community Development District No. 13 Special
Assessment RB Series 2020 (NR/NR)
4,050,000 3.250
(c)
05/01/2040
3,617,196
9,000,000 3.500
(c)
05/01/2051
7,034,602
Village Community Development District No. 15 Special
Assessment RB Series 2023 (NR/NR)
1,950,000 5.000
(c)
05/01/2043
1,986,264
Villages of Glen Creek Community Development District Capital
Improvement RB Series 2022A (NR/NR)
1,150,000 5.250
05/01/2053
1,158,382
Villages of Glen Creek Community Development District Capital
Improvement Revenue and Refunding Bonds Series 2022
(NR/NR)
1,100,000 4.000
05/01/2052
914,231
Villamar Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
1,355,000 4.875
05/01/2050
1,291,557
Villamar Community Development District Special Assessment
Bonds Series 2020 (NR/NR)
555,000 3.750
05/01/2040
518,431
1,000,000 4.000
05/01/2051
813,281
Villamar Community Development District Special Assessment
Bonds, Series 2024 (NR/NR)
570,000 5.500
05/01/2044
586,124
1,000,000 5.750
05/01/2054
1,014,944
Vizcaya In Kendall Community Development District Special
Assessment Bonds Series 2016 (NR/BBB)
1,000,000 4.000
11/01/2036
988,680
1,300,000 4.125
11/01/2046
1,142,762

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Waterford Community Development District Capital Improvement
RB Series 2023 (NR/NR)
$ 430,000 5.375%
05/01/2043
$ 445,064
535,000 5.600
05/01/2053
550,083
Waterford Community Development District Hernando County
Florida Capital Improvement RB Series 2024 Assessment Area
Two (NR/NR)
620,000 5.450
05/01/2054
607,465
Waterford Community Development District Hernando County
Florida Capital Improvement RB Series 2025 (NR/NR)
1,500,000 6.250
05/01/2056
1,551,119
Watergrass Community Development District II Special
Assessment Bonds Series 2018 (NR/NR)
4,040,000 5.250
05/01/2049
4,052,958
Waters Edge Community Development District Pasco County
Capital Improvement RB Refunding Senior Lien Series 2015
A-1 (NR/A)
3,230,000 4.200
05/01/2036
3,213,526
Waterset Central Community Development District Special
Assessment Bonds Series 2018 (NR/NR)
1,640,000 5.125
(c)
11/01/2038
1,674,650
2,800,000 5.250
(c)
11/01/2049
2,812,088
Wellness Ridge Community Development District Special
Assessment Bonds for Assessment Area Two Series 2024
(NR/NR)
775,000 5.000
(c)
06/15/2044
773,750
1,000,000 5.200
(c)
06/15/2055
970,112
Wellness Ridge Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
1,315,000 5.125
06/15/2043
1,347,324
1,210,000 5.375
06/15/2053
1,224,874
Wesbridge Community Development District Special Assessment
Series 2019 (NR/NR)
1,215,000 4.250
11/01/2049
1,065,575
West Hillcrest Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
1,150,000 5.500
06/15/2053
1,176,499
West Port Community Development District Special Assessment
Area Two Series 2020 (NR/NR)
570,000 3.625
(c)
05/01/2041
501,561
1,545,000 4.000
(c)
05/01/2051
1,284,597
West Port Community Development District Special Assessment
Bonds for Charlotte County Series 2022 (NR/NR)
550,000 5.250
05/01/2052
548,226
West Port Community Development District Special Assessment
for Assessment Area One Series 2021 (NR/NR)
1,445,000 3.400
05/01/2041
1,237,771
West Port East Community Development District Charlotte County,
Florida Special Assessment Bonds, Series 2025 (NR/NR)
650,000 6.000
(c)
05/01/2055
666,308
West Villages Improvement District Capital Improvement
RB for Unit of Development No. 10 Series 2024
(Assessment Area One) (NR/NR)
1,145,000 5.625
05/01/2054
1,147,356
West Villages Improvement District City of North Port Florida
Capital Improvement RB, Series 2025 (NR/NR)
1,560,000 6.000
05/01/2055
1,626,319
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
West Villages Improvement District Sarasota County Florida
Capital Improvement RB Unit of Development No. 11 Series
2025 (NR/NR)
$ 2,250,000 4.750%
05/01/2032
$ 2,256,926
West Villages Improvement District Special Assessment RB for
Neighborhood Infrastructure Series 2022 (NR/NR)
595,000 5.375
05/01/2042
620,840
West Villages Improvement District Special Assessment RB Series
2023 (NR/NR)
850,000 5.375
05/01/2043
880,309
2,260,000 5.625
05/01/2053
2,316,032
West Villages Improvement District Unit of Development No. 7
Master Infrastructure Special Assessment RB Series 2019
(NR/NR)
2,335,000 4.750
05/01/2039
2,345,236
3,790,000 5.000
05/01/2050
3,723,554
West Villages Improvement District Unit of Development No. 7
Special Assessment RB Series 2023 (NR/NR)
570,000 6.250
05/01/2054
603,188
Westside Community Development District Special Assessment RB
for Solara Phase 1 Assessment Area Series 2018 (NR/NR)
420,000 5.000
(c)
05/01/2038
427,871
600,000 5.200
(c)
05/01/2048
602,920
Westside Community Development District Special Assessment RB
for Solara Phase 2 Assessment Area Series 2019 (NR/NR)
990,000 4.625
05/01/2039
995,418
1,590,000 4.850
05/01/2049
1,525,783
Westside Community Development District Special Assessment RB
Refunding Series 2019 (NR/NR)
800,000 4.100
(c)
05/01/2037
788,393
795,000 4.125
(c)
05/01/2038
775,393
Westside Community Development District Special Assessment RB
Series 2019 (NR/NR)
1,200,000 5.000
05/01/2039
1,224,821
2,000,000 5.200
05/01/2050
2,004,307
Westside Haines City Community Development District Polk
County Florida Special Assessment Bonds Series 2024
Assessment Area Two Project (NR/NR)
1,630,000 5.750
05/01/2044
1,676,740
2,025,000 6.000
05/01/2054
2,072,411
Westview North Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
1,150,000 6.000
06/15/2052
1,198,348
Westview South Community Development District Counties of
Osceola and Polk Florida Special Assessment Bonds Series
2025 (NR/NR)
2,750,000 6.200
(c)
05/01/2055
2,851,621
Westview South Community Development District Special
Assessment Bonds for Assessment Area One, Series 2023
(NR/NR)
755,000 5.375
05/01/2043
779,096
2,360,000 5.600
05/01/2053
2,396,285
1,410,000 5.625
05/01/2053
1,421,040
Westview South Community Development District Special
Assessment Bonds for Assessment Area Two, Series 2023
(NR/NR)
595,000 5.375
05/01/2043
602,273

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Westwood of Pasco Community Development District Capital
Improvement RB, Series 2023 (NR/NR)
$ 675,000 5.625%
05/01/2053
$ 688,440
Whispering Pines Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
830,000 5.500
05/01/2053
849,909
Whispering Pines Community Development District Special
Assessment Bonds Series 2024 (NR/NR)
420,000 5.200
05/01/2044
427,120
490,000 5.500
05/01/2054
494,113
Willowbrook Community Development District City of Winter
Haven Florida Special Assessment Bonds Series 2024
Assessment Area One Project (NR/NR)
890,000 5.900
05/01/2055
893,839
Willowbrook Community Development District Special
Assessment Bonds Series 2025 (NR/NR)
1,000,000 5.650
(c)
05/01/2045
1,014,140
1,250,000 5.875
(c)
05/01/2056
1,261,570
Willows Community Development District Special Assessment RB
for Manatee County Series 2022 (NR/NR)
1,100,000 5.750
05/01/2052
1,135,646
Wind Meadows South Community Development District Special
Assessment Bond for Assessment Area One Project Series
2021 (NR/NR)
1,170,000 4.000
05/01/2052
940,859
Wind Meadows South Community Development District Special
Assessment Bonds for Assessment Area Two Series 2023
(NR/NR)
1,105,000 5.625
05/01/2053
1,127,002
Winding Cypress Community Development District Phase 3
Assessment Area Special Assessment Bonds Series 2019
(NR/NR)
955,000 5.000
11/01/2049
941,652
Winding Cypress Community Development District Special
Assessment Phase 1 and Phase 2 Assessment Area Series 2015
(NR/NR)
1,770,000 5.000
11/01/2045
1,771,308
Winding Oaks Community Development District Special
Assessment Bonds for Assessment Area One Series 2024
(NR/NR)
710,000 5.400
05/01/2044
715,488
1,130,000 5.700
05/01/2055
1,129,509
Windsor Cay Community Development District Lake County
Florida Special Assessment Bonds Series 2024 (NR/NR)
1,000,000 5.450
05/01/2044
1,037,996
1,000,000 5.750
05/01/2054
1,035,870
Windward Community Development District Special Assessment
Series 2020 A-1 (NR/NR)
765,000 4.250
05/01/2040
738,393
Windward Preserve Community Development District City of
Cocoa Florida Capital Improvement RB Series 2025 (NR/NR)
920,000 6.000
05/01/2056
953,134
Wiregrass II Community Development District Special Assessment
Series 2020 (NR/NR)
1,585,000 3.700
05/01/2040
1,442,154
3,450,000 3.875
05/01/2050
2,799,700
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Woodcreek Community Development District Pasco County
Florida Capital Improvement RB Series 2025 Assessment Area
Two (NR/NR)
$ 795,000 5.500%
05/01/2055
$ 773,236
Woodland Crossing Community Development District Sumter
County Florida Special Assessment Bonds, Series 2025
(NR/NR)
1,000,000 5.875
(c)
05/01/2045
1,028,387
1,800,000 6.125
(c)
05/01/2056
1,842,933
Woodland Preserve Community Development District Manatee
County Florida Special Assessment Bonds Series 2025
Assessment Area One (NR/NR)
530,000 5.300
(c)
05/01/2045
533,018
750,000 5.500
(c)
05/01/2055
747,507
Woodland Ranch Estates Community Development District Town
of Dundee Florida Special Assessment Bonds Series 2025
(NR/NR)
500,000 5.550
05/01/2045
505,360
620,000 5.750
05/01/2055
622,055
Zephyr Lakes Community Development District Special
Assessment for Assessment Area Two Series 2021 (NR/NR)
540,000 3.375
05/01/2041
486,286
1,759,542,482
Georgia - 1.8%
Atlanta Development Authority RB for New Downtown Atlanta
Stadium Project Senior Lien Series 2015 B (A1/A)
1,000,000 4.000
07/01/2040
1,000,035
Cherokee County Water and Sewerage Authority Georgia Water
and Sewerage RB, Series 2023 (Aa1/AA)
1,200,000 4.000
08/01/2053
1,125,877
Columbia County Hospital Authority Revenue Anticipation
Certificates, (Wellstar Health System, Inc. Project) Series
2023A (A2/A+)
1,495,000 5.125
04/01/2053
1,531,633
Coweta County Water and Sewerage Authority RB Series 2024
(NR/AA+)
1,865,000 5.000
06/01/2054
1,939,175
Development Authority of Dekalb County RB for The Globe
Academy, Inc., Project Series 2024A (Baa2/NR)
300,000 5.000
06/01/2050
290,240
480,000 5.000
06/01/2055
457,390
2,635,000 5.000
06/01/2063
2,451,061
Development Authority of Lagrange Revenue
Refunding and Improvement Bonds, Series 2021A
(Lagrange College Project) (NR/NR)
400,000 5.000
10/15/2052
328,827
Gainesville & Hall County Development Authority RB Refunding
for Riverside Military Academy Series 2017 (NR/NR)
900,000 5.125 *
03/01/2052
405,000
George L Smith II Congress Center Authority RB for Convention
Center Hotel Second Tier Series 2021B (NR/NR)
18,210,000 5.000
(c)
01/01/2054
17,294,154
George L Smith II Congress Center Authority RB for Signia Hotel
Management LLC Series 2021 (NR/NR)
3,690,000 3.625
(c)
01/01/2031
3,592,402
1,340,000 5.000
(c)
01/01/2036
1,374,356
George L Smith II Congress Center Authority RB for Signia Hotel
Management LLC Series 2021 (NR/BBB-)
14,730,000 4.000
01/01/2054
12,625,086

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Georgia – (continued)
Main Street Natural Gas Inc. Gas Supply RB Series 2023B
(Aa1/NR)
$ 7,000,000 5.000%
(a)(b)
07/01/2053
$ 7,387,582
Main Street Natural Gas Inc. Gas Supply RB Series 2025A
(Aa2/NR)
1,500,000 5.000
(a)(b)
06/01/2055
1,624,339
Main Street Natural Gas Inc., Gas Supply RB Series 2023E-1
(Aa1/NR)
7,235,000 5.000
(a)(b)
12/01/2053
7,742,331
Main Street Natural Gas Inc., Gas Supply RB, Series 2023C
(Aa1/NR)
500,000 5.000
(a)(b)
09/01/2053
532,195
Main Street Natural Gas, Inc. Gas Supply RB Series 2019 A
(A1/NR)
3,300,000 5.000
05/15/2043
3,358,497
27,350,000 5.000
05/15/2049
28,459,097
Main Street Natural Gas, Inc. Gas Supply RB Series 2025B
(A3/NR)
33,000,000 5.000
(a)(b)
12/01/2055
35,136,991
Main Street Natural Gas, Inc. Gas Supply RB, Series 2022B
(A3/NR)
25,000,000 5.000
(a)(b)
12/01/2052
26,144,693
Municipal Electric Authority of Georgia Plant Vogtle Project J
Bonds Series 2019A (A3/A)
5,000,000 5.000
01/01/2059
4,945,589
Savannah-Georgia Convention Center Authority Convention Center
Hotel First Tier RB Series 2025A (NR/BBB-)
11,145,000 5.250
06/01/2061
11,093,744
Savannah-Georgia Convention Center Authority Convention Center
Hotel Second Tier RB Series 2025B (NR/NR)
8,865,000 6.250
(c)
06/01/2061
8,877,803
The Atlanta Development Authority Convertible Capital
Appreciation Economic Development Certificates for Gulch
Enterprise Zone Project Series 2024-1 (NR/NR)
37,800,000 0.000
(c)(g)
12/15/2048
33,947,069
The Atlanta Development Authority Senior RB Westside Gulch
Area Project Series 2024A-2 (NR/NR)
12,875,000 5.500
(c)
04/01/2039
13,269,285
226,934,451
Guam - 0.2%
A.B. Won Pat International Airport Authority Guam General RB
2023 Series A (AMT) (Baa2/NR)
610,000 5.125
10/01/2034
666,173
220,000 5.250
10/01/2035
241,364
510,000 5.250
10/01/2036
556,841
300,000 5.375
10/01/2040
321,756
A.B. Won Pat International Airport Authority Guam General RB
2023 Series A (AMT) (Baa2/NR)
975,000 5.375
10/01/2043
1,017,290
Guam Department of Education COPS Refunding for John F.
Kennedy High School & Energy Efficiency Project Series
2020 A (Ba1/B+)
7,680,000 5.000
02/01/2040
7,767,909
Guam Government Limited Obligation RB Section 30 Series 2016
A (NR/BB)
500,000 5.000
12/01/2031
506,066
Guam Government Limited Obligation Section 30 Bond Series
2016A (NR/BB)
3,000,000 5.000
12/01/2046
3,022,689
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Guam – (continued)
Guam Waterworks Authority RB for Water & Wastewater System
Series 2020 A (Baa2/A-)
$ 1,540,000 5.000%
01/01/2050
$ 1,549,023
Guam Waterworks Authority Water & Wastewater RB Series 2016
(Baa2/A-)
5,000,000 5.000
01/01/2046
5,002,325
20,651,436
Hawaii - 0.4%
Department of Budget and Finance of The State of Hawaii Special
Purpose Refunding RB Hawai'I Pacific University Project
Series 2024 (NR/BB)
2,750,000 5.000
(c)
07/01/2039
2,717,516
2,750,000 5.125
(c)
07/01/2043
2,615,935
Hawaii State Department of Budget & Finance for Hawaii Pacific
Health Obligated Group Special Purpose RB Series 2023C
(A1/NR)
16,715,000 4.000
07/01/2047
16,318,585
Hawaii State Department of Budget & Finance RB Refunding for
Hawaiian Electric Co., Inc. Series 2017 B (Ba2/NR)
1,200,000 4.000
03/01/2037
1,189,221
Hawaii State Department of Budget & Finance RB Refunding for
Hawaiian Electric Co., Inc. Series 2019 (Ba2/NR)
15,755,000 3.200
07/01/2039
14,110,739
Hawaii State Department of Budget and Finance for Hawaiian
Electric Company Inc. Special Purpose RB Series 2017A
(Ba2/NR)
945,000 3.500
10/01/2049
753,923
Kauai County Community Facilities District No. 2008-1 Special
Tax RB for Kukui'ula Development Series 2019 (NR/NR)
2,450,000 5.000
05/15/2044
2,455,762
State of Hawaii Airports System RB Series 2022A (Aa3/AA-)
2,750,000 5.000
07/01/2047
2,796,839
State of Hawaii Department of Budget and Finance Pacific
University Special Purpose Revenue Refunding Bonds Series
2018 (NR/NR)
12,500,000 6.000
(c)
07/01/2028
12,760,571
55,719,091
Idaho - 0.0%
Avimor Community Infrastructure District No. 1 in The City of
Eagle Idaho in The Counties of Ada Boise and Gem Idaho
Special Assessment Bonds Series 2024 (NR/NR)
2,043,000 5.875
(c)
09/01/2053
2,080,047
a a
Illinois - 6.9%
Belleville Tax Increment & Sales Tax Refunding RB for Carlyle
Green Mount Redevelopment Project Series 2021B (NR/NR)
825,000 3.750
07/01/2041
828,451
Board o fEducation of The City of Chicago Unlimited Tax
GO Refunding Bonds Dedicated Revenues Series 2025B
(NR/BB+)
10,000,000 5.500
12/01/2034
10,577,588
Board of Education of The City of Chicago Dedicated Capital
Improvement Series 2017 (NR/NR)
1,725,000 5.000
04/01/2046
1,675,100
Board of Education of The City of Chicago Unlimited Tax GO
Bonds Dedicated Revenues Series 2025A (NR/BB+)
5,150,000 5.750
12/01/2050
5,120,868

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
Board of Education of The City of Chicago UT GO Bonds
Dedicated Revenues, Series 2012A (Ba1/BB+)
$ 6,380,000 5.000%
12/01/2042
$ 6,169,447
Board of Education of The City of Chicago UT GO Bonds
Dedicated Revenues, Series 2022A (NR/BB+)
8,815,000 5.000
12/01/2047
8,059,815
Board of Education of The City of Chicago UT GO Bonds
Dedicated Revenues, Series 2023A (NR/BB+)
4,575,000 6.000
12/01/2049
4,628,883
Board of Education of The City of Chicago UT GO Refunding
Bonds Dedicated Revenues, Series 2017G (NR/BB+)
3,190,000 5.000
12/01/2034
3,190,505
7,500,000 5.000
12/01/2044
7,056,854
Board of Education ofThe City of Chicago Unlimited Tax
GO Refunding Bonds Dedicated Revenues Series 2025B
(NR/BB+)
3,000,000 6.000
12/01/2044
3,128,121
Board of Education ofThe City of Chicago Unlimited Tax
GO Refunding Bonds Dedicated Revenues Series 2025C
(NR/BB+)
7,000,000 5.500
12/01/2045
6,961,564
Chicago Ill Go Reference Bonds 2015 C (NR/BBB)
7,910,000 5.000
01/01/2038
7,913,155
Chicago Ill Go Reference Bonds 2015 C (NR/NR)
6,545,000 5.000
01/01/2038
6,546,180
Chicago Illinois Board of Education Dedicated Capital
Improvement Series 2016 (NR/NR)
16,000,000 6.000
04/01/2046
16,185,286
Chicago Illinois Board of Education GO Bonds Capital
Appreciation for School Reform Series 1998 B-1
(NATL) (Baa3/BB+)
9,310,000 0.000
(e)
12/01/2029
8,043,209
6,345,000 0.000
(e)
12/01/2030
5,265,034
Chicago Illinois Board of Education GO Bonds Capital
Appreciation Series 2009 C (Baa3/BBB)
160,000 0.000
(e)
01/01/2031
134,038
Chicago Illinois Board of Education GO Bonds Series 2017 A
(NR/BB+)
5,500,000 7.000
(c)
12/01/2046
5,647,174
Chicago Illinois Board of Education GO Refunding Bonds
Capital Appreciation for School Reform Series 1999 A
(NATL) (Baa3/BB+)
23,595,000 0.000
(e)
12/01/2031
18,802,348
Chicago Illinois Board of Education GO Refunding Bonds Series
2005 A (AMBAC) (Ba1/BB+)
6,330,000 5.500
12/01/2027
6,526,403
3,000,000 5.500
12/01/2028
3,138,243
Chicago Illinois Board of Education Unlimited Tax GO Bonds for
Dedicated Alternate Revenues Series 2015 C (NR/BB+)
6,825,000 5.250
12/01/2035
6,824,434
11,410,000 5.250
12/01/2039
11,378,087
Chicago Illinois Board of Education Unlimited Tax GO
Refunding Bonds for Dedicated Revenues Series 2005 A
(AMBAC) (Ba1/BB+)
2,300,000 5.500
12/01/2030
2,467,578
Chicago Illinois Board of Education Unlimited Tax GO Refunding
Bonds for Dedicated Revenues Series 2009 E (Ba1/BB+)
9,805,000 6.038
12/01/2029
9,747,762
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois Board of Education Unlimited Tax GO Refunding
Bonds for Dedicated Revenues Series 2012 B (Ba1/BB+)
$ 11,675,000 4.000%
12/01/2035
$ 10,841,398
Chicago Illinois Board of Education Unlimited Tax GO Refunding
Bonds for Dedicated Revenues Series 2016 B (NR/BB+)
61,035,000 6.500
12/01/2046
61,409,206
Chicago Illinois Board of Education Unlimited Tax GO Refunding
Bonds for Dedicated Revenues Series 2017H (NR/BB+)
19,760,000 5.000
12/01/2046
18,185,501
Chicago Illinois Capital Appreciation Refunding & Project Series
2009 C (Baa3/BBB)
11,415,000 0.000
(e)
01/01/2032
9,188,800
Chicago Illinois O’Hare International Airport RB General Airport
Senior Lien Series 2017D (AMT) (NR/A+)
255,000 5.000
01/01/2047
254,908
Chicago Illinois Wastewater Transmission RB Second Lien Series
2017 A (AGM) (NR/AA)
5,460,000 4.000
01/01/2052
4,818,714
Chicago Park District GO Bonds Limited Tax Series 2018 A
(NR/AA-)
2,585,000 4.000
01/01/2041
2,487,646
City of Chicago Board of Education Dedicated Capital
Improvement Tax Bonds Series 2023 (NR/NR)
6,850,000 5.750
04/01/2048
7,188,902
City of Chicago Board of Education UT GO Bonds for Dedicated
Revenues Series 2018D (NR/BB+)
24,370,000 5.000
12/01/2046
22,260,867
City of Chicago Board of Education UT GO Bonds Series 2018D
(NR/BB+)
26,470,000 5.000
12/01/2046
24,360,841
City of Chicago Board of Education UT GO Bonds Series 2022A
(NR/BB+)
4,700,000 4.000
12/01/2047
3,659,634
City of Chicago Board of Education UT GO Refunding Bonds
Series 2017H (NR/BB+)
3,000,000 5.000
12/01/2036
2,968,016
City of Chicago Chicago O'Hare International Airport General
Airport Senior Lien  RB, Series 2024A (AMT) (NR/A+)
15,000,000 5.500
01/01/2059
15,532,099
City of Chicago GO Bonds Series 2019A (NR/BBB)
14,490,000 5.500
01/01/2049
14,494,667
City of Chicago GO Bonds Series 2021B (NR/BBB)
2,383,000 4.000
01/01/2049
1,835,198
City of Chicago GO Bonds Series 2024A (NR/BBB)
2,780,000 5.250
01/01/2045
2,715,892
City of Chicago GO Bonds, 2025 Series A (NR/BBB)
11,500,000 6.000
01/01/2050
11,888,000
City of Chicago GO Bonds, Series 2025C (NR/BBB)
2,725,000 6.000
01/01/2043
2,906,167
City of Chicago GO Bonds, Series 2025E (NR/BBB)
1,250,000 6.000
01/01/2042
1,340,391
City of Chicago IL GO Bonds  Series 2019 (NR/BBB)
2,500,000 5.000
01/01/2044
2,437,577
City of Chicago O’Hare International Airport General Airport
Senior Lien RB Series 2022A (AMT) (NR/A+)
1,165,000 5.250
01/01/2053
1,182,507
City of Chicago O’Hare International Airport General Airport
Senior Lien RB Series 2022A (AMT) (AGM) (NR/AA)
24,770,000 5.500
01/01/2053
25,568,656

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
City of Chicago O'Hare International Airport General Airport
Senior Lien RB Series 2017D (NR/A+)
$ 7,450,000 5.000%
01/01/2052
$ 7,442,304
City of Chicago O'Hare International Airport General Airport
Senior Lien RB Series 2022A (NR/A+)
2,400,000 4.500
01/01/2048
2,312,610
3,405,000 5.500
01/01/2055
3,512,322
City of Chicago O'Hare International Airport General Airport
Senior Lien RB Series 2024A (AMT) (NR/A+)
3,000,000 5.500
01/01/2053
3,124,517
City of Chicago O'Hare International Airport General Airport
Senior Lien Revenue and RR Bonds Series 2018A
(AMT) (NR/A+)
10,670,000 5.000
01/01/2048
10,670,261
500,000 5.000
01/01/2053
499,466
City of Chicago O'Hare International Airport General Airport
Senior Lien Revenue Refunding Bonds Series 2018A
(BAM) (NR/AA)
2,500,000 4.000
01/01/2043
2,345,172
City of Marion Williamson County Illinois Sales Tax RB Star Bond
District Project Area No. 1 Series 2025 (NR/NR)
4,200,000 6.375
06/01/2045
4,198,482
13,725,000 6.625
06/01/2055
13,736,560
Community Consolidated School District Number 34 Lake County
Illinois Antioch GO School Bonds Alternate Revenue Source,
Series 2025C (NR/AA)
9,745,000 5.000
01/01/2050
10,018,472
Cortland Illinois Special Service Area No. 9 Special Tax Bonds for
Richland Trails Project Series 2007-1 (NR/NR)
1,675,000 5.800
03/01/2037
1,397,496
County of Will Illinois GO Bonds Series 2019 (Aa1/AA+)
2,500,000 4.000
11/15/2047
2,305,727
Du Page County Special Service Area No. 31 Special Tax for
Monarch Landing Project Series 2006 (NR/NR)
863,000 5.625
03/01/2036
863,311
Eastern Illinois Economic Development Authority Business District
RB for Remington Road & I-57 Business District Series 2023
(NR/NR)
4,875,000 6.000
05/01/2046
4,762,393
Eastern Illinois Economic Development Authority Special
Obligation RB Remington Road & I-57 Economic
Development Project Series 2025 (NR/NR)
22,500,000 7.000
02/15/2056
21,604,977
Illinois Finance Authority RB for Clark-Lindsey Series 2022A
(NR/NR)
950,000 5.375
06/01/2042
923,313
Illinois Finance Authority RB for Depaul College Prep Foundation
Series 2023A (NR/BB+)
4,000,000 5.625
(c)
08/01/2053
4,086,610
Illinois Finance Authority RB for Dominican University Series
2022 (NR/BBB-)
1,200,000 5.000
03/01/2047
1,110,754
1,050,000 5.000
03/01/2052
944,296
Illinois Finance Authority RB for Lake Forest College Series
2022A (NR/BBB)
2,250,000 5.500
10/01/2047
2,287,318
1,925,000 5.250
10/01/2052
1,898,148
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
Illinois Finance Authority RB for Plymouth Place Series 2022A
(NR/NR)
$ 1,750,000 6.625%
05/15/2052
$ 1,833,606
3,700,000 6.750
05/15/2058
3,867,200
Illinois Finance Authority RB for Roosevelt University Series 2007
(B2/NR)
2,950,000 5.500
04/01/2032
2,951,172
14,320,000 5.500
04/01/2037
14,319,821
Illinois Finance Authority RB for Roosevelt University Series 2019
A (NR/NR)
11,275,000 6.125
(c)
04/01/2049
11,217,221
Illinois Finance Authority RB for Roosevelt University Series
2019A (NR/NR)
28,645,000 6.125
(c)
04/01/2058
28,115,411
Illinois Finance Authority RB for University of Illinois Series 2020
(NR/BBB+)
1,000,000 4.000
10/01/2040
951,641
950,000 4.000
10/01/2050
821,049
Illinois Finance Authority RB Illinois Institute of Technology Series
2025 RB Series 2025A (NR/BB+)
3,700,000 5.875
(c)
09/01/2046
3,642,620
Illinois Finance Authority RB Refunding for Franciscan
Communities Project Series 2017 A (NR/NR)
685,000 4.000
05/15/2027
682,444
2,825,000 5.000
05/15/2037
2,845,413
1,055,000 5.000
05/15/2047
1,008,680
Illinois Finance Authority RB Refunding for Illinois Institute of
Technology Series 2019 (Ba2/NR)
1,500,000 4.000
09/01/2035
1,359,929
2,000,000 4.000
09/01/2037
1,796,410
2,000,000 4.000
09/01/2039
1,738,573
1,500,000 4.000
09/01/2041
1,277,125
Illinois Finance Authority RB Refunding for Illinois Wesleyan
University Series 2016 (Baa3/A-)
500,000 5.000
09/01/2036
503,954
3,470,000 5.000
09/01/2046
3,396,628
Illinois Finance Authority RB Refunding for Plymouth Place
Obligated Group Series 2021 A (NR/NR)
950,000 5.000
05/15/2051
824,264
765,000 5.000
05/15/2056
650,387
Illinois Finance Authority RB Series 2018B (NR/NR)
2,775,000 6.125
(c)
04/01/2058
2,716,171
Illinois Finance Authority RB Series 2021 (NR/BB+)
2,125,000 4.000
(c)
10/01/2042
1,845,625
Illinois Finance Authority RB Series 2022A (NR/NR)
13,050,000 5.500
06/01/2057
11,713,660
Illinois Finance Authority RB Series 2025 Rosalind Franklin
University Woodlands Apartment Project (NR/NR)
16,000,000 5.250
(c)
08/01/2035
16,687,333
Illinois Finance Authority RB, Columbia College Chicago, Series
2019 (NR/BB+)
4,325,000 5.000
12/01/2049
3,624,199
Illinois Finance Authority Revenue Project and Refunding Bonds
Series 2025A (NR/BB)
1,000,000 6.000
(c)
10/01/2045
1,015,198
Illinois Finance Authority Revenue Project and Refunding Bonds,
Series 2025A (NR/BB)
1,150,000 6.125
(c)
10/01/2050
1,163,699

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
Illinois Finance Authority Revenue Refunding Bonds for The
Admiral at The Lake Project Series 2017 (NR/NR)
$ 10,000,000 5.000%
05/15/2033
$ 9,638,901
Illinois Housing Development Authority RB 2025 Series A
(NON-AMT) (GNMA/FNMA/FHLMC) (Aaa/NR)
9,175,000 4.875
04/01/2050
9,220,402
Illinois State GO Bonds Series 2017 A (A2/A-)
9,500,000 5.000
12/01/2035
9,756,975
1,805,000 4.500
12/01/2041
1,807,737
4,730,000 5.000
12/01/2042
4,781,378
Illinois State GO Bonds Series 2017 D (A2/A-)
2,740,000 5.000
11/01/2028
2,842,148
Illinois State GO Bonds Series 2018 A (A2/A-)
5,280,000 5.000
05/01/2042
5,366,572
5,280,000 5.000
05/01/2043
5,350,960
Illinois State GO Bonds Series 2019 C (A2/A-)
1,500,000 4.000
11/01/2042
1,419,093
Illinois State GO Bonds Series 2020 (A2/A-)
1,575,000 5.500
05/01/2039
1,685,292
4,250,000 5.750
05/01/2045
4,483,606
Illinois State GO Bonds Series 2020 C (A2/A-)
1,975,000 4.250
10/01/2045
1,870,427
Lincolnshire Special Service Area No. 1 Special Tax for
Sedgebrook Project Series 2004 A (NR/NR)
1,356,000 6.250
03/01/2034
1,357,319
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev
Bonds McCormick Place Expansion 2002 A (NATL) (Baa1/A)
3,665,000 0.000
(e)
12/15/2029
3,230,073
Metropolitan Pier & Exposition Authority Dedicated State
Tax RB for McCormick Place Expansion Series 2002A
(NATL) (Baa1/A)
11,900,000 0.000
(e)
06/15/2038
7,276,355
Metropolitan Pier & Exposition Authority RB Capital
Appreciation for McCormick Place Expansion Series 2002 A
(NATL) (Baa1/A)
13,500,000 0.000
(e)
12/15/2032
10,683,911
Metropolitan Pier & Exposition Authority RB Refunding Capital
Appreciation for McCormick Place Expansion Project Series
2002 A (ETM) (NATL) (NR/NR)
530,000 0.000
(e)
06/15/2030
465,482
Metropolitan Pier & Exposition Authority RB Refunding Capital
Appreciation for McCormick Place Expansion Project Series
2002 A (NATL) (Baa1/A)
1,320,000 0.000
(e)
12/15/2031
1,085,154
Metropolitan Pier & Exposition Authority RB Refunding Capital
Appreciation for McCormick Place Expansion Project Series
2010 B1 (AGM) (A1/AA)
10,095,000 0.000
(e)
06/15/2044
4,380,434
Metropolitan Pier & Exposition Authority RB Refunding for
McCormick Place Expansion Project Series 2017 A (NR/A)
75,530,000 0.000
(e)
12/15/2056
15,810,128
Metropolitan Pier & Exposition Authority RB Refunding for
McCormick Place Expansion Project Series 2017 B (NR/A)
89,565,000 0.000
(e)
12/15/2054
20,859,805
Metropolitan Pier & Exposition Authority RB Refunding
for McCormick Place Expansion Project Series 2017 B
(AGM) (A1/AA)
2,980,000 0.000
(e)
12/15/2056
652,680
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
Metropolitan Pier and Exposition Authority Dedicated State Tax
RB Series 2002A (NATL) (Baa1/A)
$ 2,200,000 0.000%
(e)
12/15/2034
$ 1,605,248
Metropolitan Pier and Exposition Authority Illinois Mccormick
Place Expansion Project Bonds Series 2015A (AG) (NR/AA)
5,900,000 0.000
(e)
12/15/2052
1,589,120
Metropolitan Pier and Exposition Authority McCormick Place
Expansion Project Refunding Bonds Series 2022A (NR/A)
2,125,000 4.000
06/15/2052
1,826,484
Metropolitan Pier and Exposition Authority RB Refunding
for McCormick Place Expansion Project Series 2017 A
(AGM-CR) (A1/AA)
20,665,000 0.000
(e)
12/15/2056
4,526,050
North Lincoln Redevelopment Project Area Certificates of
Participation Evidencing Proportionate Interests in Payments
to be Made With Respect to A Tax Increment Allocation
Revenue Note District 1860 Development Project Tax-Exempt
Series B (NR/NR)
1,000,000 5.750
(c)
12/01/2043
1,014,997
Plano Special Service Area No. 5 Special Tax Bonds for Lakewood
Springs Club Series 2006 (NR/NR)
1,291,000 6.000
03/01/2036
1,233,379
Regional Transportation Authority Illinois GO Bonds Series 2016
A (Aa2/AA)
5,000,000 4.000
06/01/2046
4,566,374
Southwestern Illinois Development Authority
Environmental Improvement RB Series 2012
(United States Steel Corporation Project) (Ba3/BB+)
3,300,000 5.750
08/01/2042
3,301,458
State of Illinois GO Bonds Series 2017 A (A2/A-)
9,500,000 4.250
12/01/2040
9,456,206
State of Illinois GO Bonds Series 2017C (A2/A-)
10,000,000 5.000
11/01/2029
10,361,401
State of Illinois GO Bonds Series 2020C (A2/A-)
1,000,000 4.000
10/01/2041
955,708
State of Illinois GO Bonds Series 2021A (A2/A-)
5,910,000 4.000
03/01/2041
5,685,863
9,000,000 5.000
03/01/2046
9,161,500
State of Illinois GO Bonds Series 2022A (A2/A-)
3,000,000 5.500
03/01/2047
3,141,948
State of Illinois GO Bonds, Series of May 2024B (A2/A-)
7,400,000 5.250
05/01/2047
7,663,958
State of Illinois GO Refunding Bonds Series 2018A (A2/A-)
2,000,000 5.000
10/01/2028
2,113,294
State of Illinois GO Unlimited Bonds Series 2017 A (A2/A-)
2,750,000 4.000
12/01/2033
2,768,719
7,950,000 4.250
12/01/2037
7,942,380
State of Illinois Illinois GO Bonds, Series of September 2025F
(A2/A-)
28,225,000 5.250
09/01/2049
29,174,980
The County of Cook Illinois Multifamily Housing RB for Deerfield
Supportive Living Project Series 2024 (NR/NR)
3,000,000 6.500
01/01/2045
3,026,795
Upper Illinois River Valley Development Authority Educational
Facility RB for Elgin Math & Science Academy Charter
School Project Series 2023A (B1/NR)
3,170,000 5.750
(c)
03/01/2053
2,882,963

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
Upper Illinois River Valley Development Authority RB Refunding
for Prairie Crossing Charter School Series 2020 (NR/NR)
$ 1,065,000 5.000%
(c)
01/01/2045
$ 993,368
1,800,000 5.000
(c)
01/01/2055
1,608,481
Village of Bellwood Cook County Illinois Tax Increment RB Series
2024 (NR/BBB)
2,525,000 5.000
12/01/2050
2,529,219
Village of Morton Grove Tax Increment Senior Lien RB for
Sawmill Station Redevelopment Project Series 2019 (NR/NR)
2,000,000 5.000
01/01/2039
1,999,906
Village of Romeoville RB Refunding for Lewis University Series
2018 B (NR/BBB)
540,000 4.125
10/01/2041
483,764
2,330,000 4.125
10/01/2046
1,948,447
883,742,498
Indiana - 0.3%
City of Valparaiso Indiana Exempt Facilities Refunding RB Pratt
Paper LIC Project Series 2024 (NR/NR)
4,755,000 5.000
(c)
01/01/2054
4,622,972
City of Valparaiso Indiana RB Series 2025A (Ba1/BB+)
2,700,000 6.250
(c)
10/01/2050
2,737,271
City of Valparaiso Indiana Taxable RB, Series 2025B (Ba1/BB+)
4,800,000 9.500
(c)
10/01/2035
4,721,722
Indiana Finance Authority CHF - Tippecanoe, LLC - Student
Housing Project Student Housing RB Series 2023A
(NR/BBB-)
1,300,000 5.125
06/01/2058
1,289,125
Indiana Finance Authority Educational Facilities RB for Marian
University, Inc. Series 2019 A (NR/BBB)
400,000 4.000
09/15/2049
322,152
Indiana Finance Authority Educational Facilities RB Series 2025A
(NR/NR)
1,000,000 6.125
(c)
10/15/2045
999,829
Indiana Finance Authority Environmental Improvement Revenue
Refunding Bonds Series 2021A (Ba3/BB+)
2,415,000 4.125
12/01/2026
2,416,241
Indiana Finance Authority Midwestern Disaster Relief RB Series
2012A (Baa3/NR)
1,000,000 4.250
11/01/2030
1,027,311
Indiana Finance Authority RB for KIPP Indianapolis, Inc. Series
2020 A (Ba1/NR)
1,780,000 5.000
07/01/2055
1,572,167
Indiana Finance Authority RB Ohio Valley Electric Corp. Series
2012 B (Baa3/NR)
1,000,000 3.000
11/01/2030
978,032
Indiana Finance Authority RB Ohio Valley Electric Corp. Series
2012 C (Baa3/NR)
1,000,000 3.000
11/01/2030
978,032
Indiana Finance Authority Student Housing RB Prg Uindy
Properties Llc Series 2025 (NR/BB)
900,000 5.250
07/01/2045
853,210
Indiana Finance Authority Student Housing RB Prg Uindy
Properties LLC Series 2025 (NR/BB)
2,050,000 5.625
07/01/2050
1,980,169
2,200,000 5.250
07/01/2055
1,992,221
Indiana Finance Authority Student Housing RB Series 2023A
(NR/BBB-)
2,100,000 5.000
06/01/2053
2,060,519
5,500,000 5.375
06/01/2064
5,545,457
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Indiana – (continued)
Indianapolis Airport Authority Special Facilities RB for United Air
Lines, Inc. Project Series 1995 A (NR/NR)
$ 7,520,823 6.500%*
11/15/2031
$ 752
The Indianapolis Local Public Improvement Bond Bank, Indiana
Convention Center Hotel Senior RB, Series 2023E (NR/BBB-)
2,750,000 6.000
03/01/2053
2,866,595
Town of Upland RB Refunding for Taylor University, Inc. Series
2021 (NR/A)
3,300,000 2.500
09/01/2050
1,870,984
Town of Whiteland Indiana Economic Development RB for Patch
Whiteland Project Phase II (NR/NR)
1,375,000 6.125
(c)
03/01/2049
1,383,792
40,218,553
Iowa - 0.6%
Iowa Finance Authority Health Facilities RB Pella Regional Health
Center, Series 2025 (NR/NR)
1,535,000 5.500
12/01/2045
1,593,587
1,800,000 5.250
12/01/2050
1,807,051
2,250,000 5.750
12/01/2055
2,343,065
Iowa Finance Authority Midwestern Disaster Area RB Alcoa Inc.
Projects (Baa1/BBB+)
8,540,000 4.750
08/01/2042
8,540,132
Iowa Finance Authority Midwestern Disaster Area Revenue
Refunding Bonds for Iowa Fertilizer Company Project Series
2022 (#Aa1/AA+)
2,300,000 5.000
(a)(b)(f)
12/01/2032
2,644,497
Iowa Finance Authority Midwestern Disaster Area Revenue
Refunding Bonds Series 2022 (#Aa1/AA+)
15,800,000 5.000
(f)
12/01/2032
18,166,545
Iowa Finance Authority RB for Lifespace Communities, Inc.
Obligated Group Series 2019 A-1 (NR/NR)
2,050,000 4.000
05/15/2055
1,546,068
3,200,000 5.000
05/15/2055
2,928,376
Iowa Finance Authority RB for Lifespace Communities, Inc. Series
2016A (NR/NR)
6,855,000 5.000
05/15/2047
6,437,757
Iowa Finance Authority RB for Lifespace Communities, Inc. Series
2018A (NR/NR)
11,900,000 5.000
05/15/2043
11,661,793
5,735,000 5.000
05/15/2048
5,352,451
Iowa Finance Authority Senior Living Facility RB Presbyterian
Homes Mill Pond Project Series 2025 (NR/NR)
1,400,000 5.750
10/01/2055
1,418,564
5,225,000 5.875
10/01/2065
5,284,026
Iowa Higher Education Loan Authority Private College Facility RB
Series 2022 (Baa1/BBB+)
975,000 5.375
10/01/2052
990,283
Iowa Higher Education Loan Authority Private College Facility RB
University of Dubuque Project Series 2025 (NR/BBB-)
5,750,000 6.000
10/01/2055
6,004,597
76,718,792
Kansas - 0.2%
City of Garden City Kansas Sales Tax Special Obligation RB
Sports of The World Star Bond Project Phase II Series 2025
(NR/NR)
2,300,000 5.375
(c)
06/01/2039
2,327,967

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Kansas – (continued)
City of Manhattan Health Care Facilities RB Series 2022A
(NR/NR)
$ 2,070,000 4.000%
06/01/2052
$ 1,637,248
City of Manhattan RB Refunding for Meadowlark Hills Retirement
Community Obligated Group Series 2021 A (NR/NR)
1,075,000 4.000
06/01/2046
894,103
City of Prairie Village Special Obligation Tax Increment Revenue
Refunding Bonds Series 2021 (NR/NR)
5,000 2.875
04/01/2030
4,990
940,000 3.125
04/01/2036
899,366
City of Topeka Health Care Facilities RB for Brewster Place Series
2022A (NR/NR)
1,775,000 6.500
12/01/2052
1,801,803
City of Wichita Health Care Facilities RB for Presbyterian Manors
Obligated Group Series III-2019 (NR/NR)
1,155,000 5.000
05/15/2028
1,159,023
1,215,000 5.000
05/15/2029
1,221,823
2,850,000 5.000
05/15/2034
2,864,382
1,190,000 5.000
05/15/2050
999,015
Kansas City Unified Government Sales Tax Special Obligation
Capital Appreciation RB for Vacation Village Project Area
Four - Multi-Sport Athletic Complex Project, Series 2015
(NR/NR)
2,440,000 0.000
(c)(e)
09/01/2034
1,380,641
Unified Government ofWyandotte County/ Kansas City, Kansas
Sales Tax Special Obligation RB Village East Project Areas
2B, 3 and 5 Series 2025 (NR/NR)
11,000,000 5.500
(c)
03/01/2041
10,771,219
25,961,580
Kentucky - 0.4%
City of Henderson Exempt Facilities RB for Pratt Paper, LLC
Project Series 2022B (NR/NR)
3,150,000 4.450
(c)
01/01/2042
3,088,232
City of Henderson, Kentucky Exempt Facilities RB Pratt Paper KY,
LLC Project Series 2022A (NR/NR)
1,540,000 4.700
(c)
01/01/2052
1,437,371
County of Carroll RB Refunding for Kentucky Utilities Co. Series
2006 B (A1/A)
2,000,000 2.125
10/01/2034
1,716,464
County of Carroll RB Refunding for Kentucky Utilities Co. Series
2008 A (A1/A)
3,000,000 2.000
02/01/2032
2,695,842
Kentucky Bond Development Corp. RB for Centre College of
Kentucky Series 2021 (Baa1/A)
750,000 4.000
06/01/2046
635,184
Kentucky Bond Development Corp. RB Refunding for
Transylvania University Series 2021 A (NR/A-)
205,000 4.000
03/01/2046
185,359
Kentucky Economic Development Finance Authority Hospital RB
Refunding for Louisville Arena Authority, Inc. Series 2017 A
(AGM) (A1/AA)
900,000 4.000
12/01/2041
895,469
Kentucky Economic Development Finance Authority Hospital RB
Refunding for Owensboro Medical Health System, Inc. Series
2017 A (AGM) (A1/AA)
2,925,000 4.000
06/01/2045
2,767,745
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Kentucky – (continued)
Kentucky Economic Development Finance Authority RB
Refunding for CommonSpirit Health Obligated Group Series
2019 A-2 (A3/A-)
$ 6,350,000 5.000%
08/01/2049
$ 6,387,993
Louisville & Jefferson County Metropolitan Government RB for
Norton Healthcare Obligated Group Series 2020 A (NR/A)
1,500,000 3.000
10/01/2043
1,197,795
Public Energy Authority of Kentucky Gas Supply RB, 2025 Series
B (Baa2/NR)
33,000,000 5.000
12/01/2033
34,210,450
55,217,904
Louisiana - 1.2%
Airport Commission Of The City And County Of San Francisco
San Francisco International Airport Second Series Revenue
Bonds Series 2025A (Amt) (Ca) (Ba1/BB+) (PUTABLE)
1,400,000 6.100
(a)(b)(c)
06/01/2038
1,541,416
Board of Commissioners of The Port of New Orleans Louisiana
Port Facility  RB, Series 2025B (AMT) (AG) (A1/AA)
2,560,000 5.500
04/01/2054
2,692,915
Board of Commissioners of The Port of New Orleans, Louisiana
Port Facility  RB, Series 2025B (AMT) (AG) (A1/AA)
2,840,000 5.500
04/01/2051
2,994,001
Calcasieu Parish Memorial Hospital Service District RB for
Southwest Louisiana Healthcare System Obligated Group
Series 2019 (NR/BB)
1,600,000 5.000
12/01/2034
1,625,393
2,390,000 5.000
12/01/2039
2,331,203
City of New Orleans Louisiana Public Improvement Bonds, Issue
of 2021A (A3/A-)
5,000,000 5.000
12/01/2046
5,110,200
Lakeshore Villages Master Community Development District
(Parish of St. Tammany, Louisiana) Special Assessment  RB,
Series 2025 (NR/NR)
295,000 6.000
06/01/2054
303,923
Lakeshore Villages Master Community Development District
Special Assessment RB Series 2022 (NR/NR)
1,410,000 5.500
06/01/2052
1,428,838
Lakeshore Villages Master Community Development District
Special Assessment Series 2019 (NR/NR)
2,870,000 4.125
06/01/2039
2,722,725
2,300,000 4.375
06/01/2048
2,046,674
Lakeshore Villages Master Community Development District
Special Assessment Series 2021 (NR/NR)
1,810,000 3.200
06/01/2041
1,453,080
Louisiana Local Government Environmental Facilities &
Community Development Authority RB for Downsville
Community Charter School Project Series 2023 (NR/NR)
5,395,000 6.625
(c)
06/15/2062
5,347,692
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue Refunding
Bonds for Westlake Chemical Corp. Project Series 2017
(Baa2/BBB+)
8,865,000 3.500
11/01/2032
8,792,748
Louisiana Public Facilities Authority Hospital RB Louisiana
Children Medicine Ctr 2023A (NR/A)
7,235,000 5.250
(a)(b)
12/01/2052
7,900,527
Louisiana Public Facilities Authority RB Acadiana Renaissance
Charter Academy Project, Series 2025 (NR/NR)
2,725,000 6.000
(c)
06/15/2059
2,730,410

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Louisiana – (continued)
Louisiana Public Facilities Authority RB for Geo Academies Mid-
City Project Series 2022 (NR/NR)
$ 930,000 6.125%
(c)
06/01/2052
$ 938,103
1,325,000 6.250
(c)
06/01/2062
1,337,650
Louisiana Public Facilities Authority RB for Jefferson Rise Charter
School Project Series 2022A (NR/NR)
900,000 6.250
(c)
06/01/2052
894,974
1,850,000 6.375
(c)
06/01/2062
1,838,412
Louisiana Public Facilities Authority RB for Louisiana Children's
Medical Center Obligated Series 2020 A (AGM) (NR/AA)
2,000,000 3.000
06/01/2050
1,431,790
Louisiana Public Facilities Authority RB Refunding for Ochsner
Clinic Foundation Project Series 2017 (A3/A)
7,725,000 4.000
05/15/2042
7,461,165
3,100,000 5.000
05/15/2046
3,110,473
Louisiana Public Facilities Authority RB Series 2021A (NR/NR)
2,470,000 4.000
(c)
06/01/2051
1,784,983
2,070,000 4.000
(c)
06/01/2056
1,452,415
Louisiana Public Facilities Authority RB Series 2021C (NR/NR)
1,640,000 4.000
(c)
06/01/2051
1,185,171
1,065,000 4.000
(c)
06/01/2056
742,829
Louisiana Public Facilities Authority Revenue Bonds Series 2024A
(NR/NR)
4,730,000 7.375
(c)
06/01/2054
3,500,200
4,600,000 7.500
(c)
06/01/2059
3,404,000
Louisiana Public Facilities Authority Revenue Refunding Bonds for
Ochsner Clinic Foundation Project Series 2017 (A3/A)
10,000,000 5.000
05/15/2042
10,089,829
Louisiana Public Facilities Authority Senior Lien RB I-10
Calcasieu River Bridge Public-Private Partnership Project
Series 2024 (AMT) (Baa3/NR)
24,115,000 5.500
09/01/2059
24,349,152
11,800,000 5.750
09/01/2064
12,158,109
18,385,000 5.000
09/01/2066
17,329,316
Parish of St. James RB for NuStar Logistics LP Series 2010
(Ba1/BB+)
2,375,000 6.350
(c)
07/01/2040
2,593,156
Plaquemines Port Harbor and Terminal District Dock and Wharf
Facilities RB Nola Terminal LLC Project Series 2024A
(NR/NR)
6,450,000 9.000
(c)
12/01/2044
5,543,183
150,166,655
Maine - 0.1%
Finance Authority of Maine Solid Waste Disposal RB for Casella
Waste Systems, Inc. Project Series 2024 (B1/B+)
2,975,000 4.625
(a)(b)(c)
12/01/2047
2,997,628
Maine Health & Higher Educational Facilities Authority RB for
Maine Medical Center Series 2018 A (A1/A+)
4,000,000 5.000
07/01/2048
4,041,844
Maine Health and Higher Educational Facilities Authority RB
Eastern Maine Healthcare Systems Obligated Group Issue
Series 2016A (Ba3/BB-)
125,000 4.000
07/01/2046
98,839
5,280,000 5.000
07/01/2046
4,907,232
12,045,543
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Maryland - 0.8%
Baltimore County RB for Riderwood Village Facility Series 2020
(NR/NR)
$ 3,000,000 4.000%
01/01/2039
$ 3,006,921
Baltimore Maryland Special Obligation Refunding for Baltimore
Research Park Project Series 2017 A (NR/NR)
2,950,000 4.500
09/01/2033
2,966,226
3,000,000 5.000
09/01/2038
3,028,625
City Council of Baltimore Convention Center Hotel Revenue
Refunding Bonds Series 2017 (NR/B+)
7,775,000 5.000
09/01/2042
7,786,813
City of Baltimore RB Refunding for Baltimore Hotel Corp. Series
2017 (NR/B+)
1,400,000 5.000
09/01/2028
1,422,921
2,235,000 5.000
09/01/2039
2,247,529
14,715,000 5.000
09/01/2046
14,460,063
City of Baltimore Tax Allocation for Harbor Point Special Taxing
District Project Series 2019 B (NR/NR)
325,000 3.550
(c)
06/01/2034
311,314
200,000 3.700
(c)
06/01/2039
186,831
300,000 3.875
(c)
06/01/2046
260,022
City of Baltimore Tax Allocation Refunding Senior Lien for Harbor
Point Special Taxing District Project Series 2019 A (NR/NR)
290,000 3.400
(c)
06/01/2034
277,512
310,000 3.450
(c)
06/01/2035
294,744
550,000 3.500
(c)
06/01/2039
502,700
1,650,000 3.625
(c)
06/01/2046
1,388,675
County of Baltimore RB Refunding for Oak Crest Village, Inc.
Series 2020 (NR/NR)
2,370,000 4.000
01/01/2050
2,071,829
County of Baltimore RB Refunding for Riderwood Village
Obligated Group Series 2020 (NR/NR)
1,850,000 4.000
01/01/2045
1,693,917
9,765,000 4.000
01/01/2050
8,574,071
County of Prince George's Special Obligation Bonds for Westphalia
town Center Project Series 2018 (NR/NR)
8,535,000 5.250
(c)
07/01/2048
8,483,949
Frederick County Urbana Community Development Authority
Special Tax Series 2020 C (NR/NR)
3,635,000 4.000
(c)
07/01/2050
3,213,832
Maryland Economic Development Corp. RB for Baltimore City
Project Series 2018 A (NR/A-)
2,375,000 5.000
06/01/2058
2,380,874
Maryland Economic Development Corp. RB for Morgan State
University Project Series 2020 (NR/BBB-)
925,000 4.000
07/01/2040
885,727
1,400,000 4.250
07/01/2050
1,247,784
1,025,000 5.000
07/01/2050
1,021,166
2,415,000 5.000
07/01/2056
2,415,166
Maryland Economic Development Corp. RB for Ports America
Chesapeake LLC Project Series 2019 A (Baa2/NR)
1,000,000 5.000
06/01/2044
1,011,915
Maryland Economic Development Corp. RB for Ports America
Chesapeake LLC Project Series 2019 A (AMT) (Baa2/NR)
5,250,000 5.000
06/01/2049
5,271,875
Maryland Economic Development Corp. RB for United States
Social Security Administration Series 2021 (Ba2/NR)
5,980,000 3.997
04/01/2034
4,426,172

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Maryland – (continued)
Maryland Economic Development Corp. Senior Student Housing
RB for Morgan State University Project Series 2022A
(NR/BBB-)
$ 1,000,000 5.750%
07/01/2053
$ 1,054,305
2,000,000 6.000
07/01/2058
2,130,514
Maryland Health & Higher Educational Facilities Authority RB for
Maryland Institute College of Art Issue Series 2024 (NR/NR)
3,125,000 5.500
06/01/2047
3,140,755
Maryland Health & Higher Educational Facilities Authority RB
Refunding for Frederick Health, Inc. Obligated Group Series
2020 (Baa1/NR)
1,000,000 4.000
07/01/2050
866,308
Maryland Health and Higher Educational Facilities Authority RB
for Monocacy Montessori Communities Issue Series 2023
(NR/NR)
900,000 6.125
(c)
07/01/2053
903,530
900,000 6.250
(c)
07/01/2063
905,618
Maryland Health and Higher Educational Facilities Authority RB
Imagine Andrews Public Charter School Issue Series 2022A
(NR/NR)
1,355,000 5.500
(c)
05/01/2052
1,253,612
Maryland Stadium Authority Baltimore City Public Schools
Construction and Revitalization Program Revenue Bonds
Series 2022C (ST INTERCEPT) (A1/AA-)
13,800,000 0.000
(e)
05/01/2053
3,698,073
10,125,000 0.000
(e)
05/01/2054
2,578,552
8,750,000 0.000
(e)
05/01/2055
2,117,187
Mayor and City Council of Baltimore City of Baltimore, Maryland
Convention Center Hotel Revenue Refunding Bonds, Series
2017 (NR/B+)
1,400,000 5.000
09/01/2035
1,415,846
Mayor and City Council of Baltimore Subordinate Special
Obligation RB for Harbor Point Project Series 2022 (NR/NR)
1,450,000 5.000
06/01/2051
1,448,901
102,352,374
Massachusetts - 0.9%
Commonwealth of Massachusetts GO Bonds Consolidated Loan of
2023, Series A (Aa1/AA+)
1,680,000 5.000
05/01/2053
1,734,268
Commonwealth of Massachusetts GO Bonds Consolidated Loan of
2024 Series A (Aa1/AA+)
16,545,000 5.000
01/01/2049
17,271,327
Commonwealth of Massachusetts GO Limited Bonds Series 2016
E (Aa1/AA+)
2,130,000 3.000
04/01/2044
1,752,863
Massachusetts Bay Transportation Authority Senior Sales Tax
Bonds 2023 Series A (NR/AA+)
3,000,000 5.250
07/01/2048
3,190,676
Massachusetts Bay Transportation Authority Senior Sales Tax
Bonds 2024 Series A (NR/AA+)
1,675,000 5.250
07/01/2052
1,780,036
Massachusetts Development Finance Agency RB Brown University
Health Obligated Group Issue Series 2025A (NR/BBB+)
12,320,000 5.500
08/15/2050
12,748,666
Massachusetts Development Finance Agency RB CHF Merrimack,
Inc. Issue Merrimack College Student Housing Project Series
2024A (NR/BB)
1,100,000 5.000
(c)
07/01/2054
1,057,734
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Massachusetts – (continued)
Massachusetts Development Finance Agency RB for Boston
Medical Center Series G (Baa2/BBB)
$ 1,740,000 5.250%
07/01/2052
$ 1,735,309
Massachusetts Development Finance Agency RB for Linden Ponds,
Inc. Series 2018 (NR/NR)
1,000,000 5.000
(c)
11/15/2033
1,030,981
900,000 5.000
(c)
11/15/2038
927,712
2,350,000 5.125
(c)
11/15/2046
2,380,669
Massachusetts Development Finance Agency RB for Merrimack
College Series 2022 (NR/BBB-)
2,075,000 5.000
07/01/2052
1,998,909
Massachusetts Development Finance Agency RB for Simmons
College Issue Series 2015 K-1 (Ba2/BB+)
1,950,000 5.000
10/01/2036
1,907,398
Massachusetts Development Finance Agency RB for Simmons
University issue, Series 2023 N (Ba2/BB+)
580,000 5.250
10/01/2039
561,181
1,450,000 5.000
10/01/2043
1,305,908
Massachusetts Development Finance Agency RB Suffolk
University Issue Series 2025 (Baa3/NR)
4,475,000 5.250
07/01/2055
4,403,603
Massachusetts Development Finance Agency RB Umass Memorial
Health Care Obligated Group Issue Series N-1 2025
(NR/BBB+)
13,700,000 4.500
07/01/2054
12,845,072
Massachusetts Development Finance Agency Revenue and
Revenue Refunding Bonds, Lasell Village, Inc. Issue, Series
2025 (NR/NR)
1,825,000 5.250
07/01/2050
1,838,544
2,275,000 5.250
07/01/2055
2,281,310
Massachusetts Development Finance Agency Revenue and
Revenue Refunding Bonds, Lasell Village, Inc. Issue, Series
2025 (Baa3/NR)
2,275,000 6.000
07/01/2050
2,421,043
Massachusetts Development Finance Agency Wellforce Obligation
Group RB Refunding Series 2019 A (NR/BBB-)
24,315,000 5.000
07/01/2044
24,001,959
Massachusetts School Building Authority Subordinated Dedicated
Sales Tax Bonds 2025 Series A (NR/AA)
16,500,000 5.000
02/15/2055
17,186,961
116,362,129
Michigan - 1.7%
City of Detroit Financial Recovery GO Bonds Series 2014 B-1
(NR/NR)
106,377,643 4.000
(a)
04/01/2044
83,282,376
City of Detroit GO Bonds Series 2020 (Baa1/BBB)
665,000 5.500
04/01/2031
726,278
470,000 5.500
04/01/2033
510,404
280,000 5.500
04/01/2034
303,130
300,000 5.500
04/01/2035
323,772
245,000 5.500
04/01/2036
263,331
465,000 5.500
04/01/2037
497,572
495,000 5.500
04/01/2038
527,551
355,000 5.500
04/01/2039
377,095
690,000 5.500
04/01/2040
727,772
1,360,000 5.500
04/01/2045
1,401,796
City of Detroit GO Bonds Series 2021 B (Baa1/BBB)
450,000 3.244
04/01/2029
435,062
125,000 3.344
04/01/2030
119,436

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Michigan – (continued)
City of Detroit GO Bonds Series 2021 B (Baa1/BBB) – (continued)
$ 475,000 3.644%
04/01/2034
$ 435,913
City of Detroit MI GO Bonds  Series 2020 (Baa1/BBB)
295,000 5.500
04/01/2032
321,315
City of Detroit Unlimited Tax GO Bonds Series 2021A Tax-Exempt
Social Bonds (Baa1/BBB)
675,000 4.000
04/01/2042
637,273
City of Detroit UT GO Bonds Series 2021A (Baa1/BBB)
3,750,000 5.000
04/01/2046
3,787,003
City of Detroit, County of Wayne, Unlimited Tax GO  Bonds Series
2023C (Tax Exempt) (Baa1/BBB)
1,200,000 6.000
05/01/2043
1,322,291
City of Detroit, County of Wayne, Unlimited Tax GO Bonds Series
2021A (Baa1/BBB)
725,000 4.000
04/01/2041
701,636
City of Detroit, County of Wayne, Unlimited Tax GO Social Bonds
Series 2023A (Tax Exempt) (Baa1/BBB)
3,675,000 6.000
05/01/2039
4,186,948
City of Kalamazoo Economic Development Corporation Limited
Obligation RB for Heritage Community of Kalamazoo Revel
Creek Project Series 2020A (NR/NR)
3,880,000 5.000
05/15/2055
3,514,468
Detroit Financial Recovery Bonds LT Series B-2 (NR/NR)
3,401,333 4.000
(a)
04/01/2044
2,662,882
Detroit Michigan Sewage Disposal System RB Refunding Series
2006 D (AGM) (Aa3/AA)
(3M USD SOFR + 0.60%)
4,675,000 3.445
(h)
07/01/2032
4,659,766
Grand Rapids Charter township Economic Development Corp. RB
Refunding for United Methodist Retirement Communities, Inc.
Obligated Group Series 2020 (NR/NR)
4,875,000 5.000
05/15/2037
4,955,712
4,125,000 5.000
05/15/2044
3,998,697
Ivywood Classical Academy Public School Academy Bonds, Series
2023 (NR/NR)
900,000 6.000
01/01/2054
862,507
900,000 6.250
01/01/2059
874,429
Kentwood Economic Development Corp. RB for Holland Home
Obligated Group Series 2021 (NR/NR)
475,000 4.000
11/15/2045
403,199
Kentwood Economic Development Corp. RB Refunding for
Holland Home Obligated Group Series 2022 (NR/NR)
1,725,000 4.000
11/15/2043
1,519,254
Michigan Finance Authority Act 38 Facilities Senior RB for the
Henry Ford Health Detroit South Campus Central Utility Plant
Project Series 2024 (Green Bonds) (A3/NR)
2,790,000 4.375
02/28/2054
2,649,854
Michigan Finance Authority Higher Education Facilities Limited
Obligation Revenue Refunding Bonds for Lawrence
Technology University Series 2017 (NR/BBB-)
4,570,000 5.000
02/01/2047
4,241,627
Michigan Finance Authority Hospital RB for Henry Ford Health
System Obligated Group Series 2019 A (A2/NR)
975,000 4.000
11/15/2050
857,787
Michigan Finance Authority Hospital RB for McLaren Health Care
Corp. Obligated Group Series 2019 A (A1/NR)
1,550,000 4.000
02/15/2050
1,356,424
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Michigan – (continued)
Michigan Finance Authority Public School Academy Limited
Obligation Revenue & Revenue Refunding Bonds Series 2021
(NR/BB+)
$ 800,000 4.000%
12/01/2041
$ 683,610
1,230,000 4.000
12/01/2051
939,427
Michigan Finance Authority Public School Academy Limited
Obligation Revenue Refunding Bonds Series 2021 (NR/NR)
1,445,000 4.250
12/01/2039
1,274,743
1,190,000 5.000
12/01/2046
1,040,694
Michigan Finance Authority RB Refunding for Hanley
International Academy, Inc. Series 2021 (NR/BB+)
1,000,000 5.000
09/01/2040
987,975
Michigan Finance Authority RB Refunding for Kettering
University Series 2020 (NR/NR)
475,000 4.000
09/01/2045
372,975
500,000 4.000
09/01/2050
367,138
Michigan Finance Authority Tobacco Settlement RB Refunding
Series 2020 A-1 (NR/A-)
6,275,000 3.267
06/01/2039
5,971,378
Michigan Finance Authority Tobacco Settlement RB Refunding
Series 2020 B-2 Class 2 (NR/NR)
252,800,000 0.000
(e)
06/01/2065
25,456,227
Michigan Mathematics & Science Initiative RB Refunding Series
2021 (NR/BB+)
705,000 4.000
01/01/2031
691,000
1,115,000 4.000
01/01/2041
973,667
1,695,000 4.000
01/01/2051
1,308,335
Michigan State Housing Development Authority Single-Family
Mortgage RB 2025 Series C (NON-AMT) (Aa2/AA+)
14,000,000 5.100
06/01/2056
14,101,212
Michigan Strategic Fund Limited Obligation RB for I-75
Improvement Project Series 2018 (AMT) (AGM) (A1/AA)
2,545,000 4.125
06/30/2035
2,562,523
Michigan Strategic Fund RB Refunding for United Methodist
Retirement Communities, Inc. Obligated Group Series 2020
(NR/NR)
3,800,000 5.000
05/15/2037
3,862,914
1,400,000 5.000
05/15/2044
1,357,134
Michigan tobacco Settlement Finance Authority RB for Capital
Appreciation Series 2007 B (NR/CCC-)
42,935,000 0.000
(e)
06/01/2052
5,311,639
Michigan Tobacco Settlement Finance Authority Tobacco
Settlement Asset Backed RB Series C (NR/NR)
388,435,000 0.000
(e)
06/01/2058
6,807,556
Star International Academy RB Refunding Series 2020 (NR/BBB)
4,080,000 5.000
03/01/2033
4,242,374
Tipton Academy Michigan Public School Academy RB Series 2021
(NR/BB)
4,855,000 4.000
06/01/2051
3,528,238
215,285,319
Minnesota - 0.3%
City of Apple Valley, Minnesota Senior Housing RB Phs Apple
Valley Senior Housing, Inc. - Orchard Path Phase III Project,
Series 2025A (NR/NR)
900,000 5.625
09/01/2065
913,763
City of Eagan Minnesota Charter School Lease RB Great Oaks
Academy Series 2025A (NR/NR)
400,000 6.250
(c)
02/01/2045
398,793
600,000 6.375
(c)
02/01/2055
582,606

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Minnesota – (continued)
City of Eagan Minnesota Charter School Lease RB Great Oaks
Academy Series 2025A (NR/NR) – (continued)
$ 1,150,000 6.500%
(c)
02/01/2065
$ 1,121,433
City of St. Cloud Minnesota Health Care RB Series 2024 (A2/NR)
4,980,000 5.000
05/01/2054
5,074,292
City of St. Paul Housing & Redevelopment Authority Charter
School Lease RB for Higher Ground Academy Project Series
2023 (NR/BB+)
1,630,000 5.500
12/01/2057
1,630,795
Duluth Economic Development Authority Health Care Facilities
RB for Essentia Health Obligated Group Series 2018A
(NR/A-)
18,575,000 5.250
02/15/2058
18,640,939
Duluth Economic Development Authority Health Care Facilities
RB Refunding for Essentia Health Obligated Group Series
2018 A (NR/A-)
1,365,000 4.250
02/15/2048
1,264,256
Duluth Economic Development Authority RB Refunding for
Benedictine Health System Obligated Group Series 2021 A
(NR/NR)
1,400,000 4.000
07/01/2036
1,289,348
Duluth Independent School District No.709 COPS Refunding
Series 2019 A (Baa1/NR)
685,000 4.200
(f)
03/01/2027
696,694
Minnesota Higher Education Facilities Authority RB Refunding for
Bethel University Project Series 2017 (NR/BB+)
1,525,000 5.000
05/01/2032
1,531,300
2,400,000 5.000
05/01/2047
2,165,027
Minnesota Higher Education Facilities Authority RB Refunding for
College of St. Scholastica, Inc. Series 2019 (Baa3/NR)
425,000 4.000
12/01/2034
407,695
650,000 4.000
12/01/2040
582,268
36,299,209
Mississippi - 0.1%
Mississippi Business Finance Corp. System Energy Resources Inc.
RB Series 2021 (Baa2/BBB+)
4,000,000 2.375
06/01/2044
2,593,259
Mississippi Development Bank Special Obligation Bonds Series
2021 (NR/BB)
1,225,000 5.000
(c)
10/01/2030
1,268,090
850,000 4.000
(c)
10/01/2034
797,252
700,000 4.000
(c)
10/01/2035
646,147
750,000 4.000
(c)
10/01/2036
681,104
3,000,000 4.000
(c)
10/01/2041
2,511,760
8,497,612
Missouri - 0.6%
Branson Regional Airport Transport Development District Series
2018A, B, & C (NR/NR)
545,266 5.000
(a)(c)
*
04/01/2043
16,358
Branson Regional Airport Transport Development District Series
2018B & C (NR/NR)
2,752,991 5.000
(a)(c)
*
04/01/2043
82,590
Cape Girardeau County IDA Health Facilities RB for Southeast
HEALTH Obligated Group Series 2021 (A1/A+)
950,000 4.000
03/01/2041
951,703
2,825,000 3.000
03/01/2046
2,204,060
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Missouri – (continued)
City of St. Louis IDA Tax Increment Financing RB for St. Louis
Innovation District Project Series 2022 (NR/NR)
$ 2,550,000 5.000%
05/15/2041
$ 2,575,812
Health and Educational Facilities Authority of The State of
Missouri Educational Facilities RB Maryville University of
Saint Louis Project, Series 2025A (Baa3/NR)
2,450,000 5.500
06/15/2047
2,472,608
Health and Educational Facilities Authority of The State of
Missouri Health Facilities RB Wright Memorial Hospital
Series 2019 (NR/NR)
1,065,000 5.000
09/01/2029
1,096,541
Health and Educational Facilities Authority of The State of
Missouri Senior Living Facilities RB Lutheran Senior Services
Projects Series 2024A (NR/NR)
1,850,000 5.250
02/01/2048
1,857,790
1,130,000 5.250
02/01/2054
1,123,634
I-470 Western Gateway Transportation Development District RB
Series 2019 A (NR/NR)
4,750,000 5.250
(c)
12/01/2048
4,750,745
Joplin Industrial Development Authority RB for 32nd Street Place
Community Improvement District Series 2021 (NR/NR)
590,000 3.500
11/01/2040
554,670
2,450,000 4.250
11/01/2050
2,037,522
Kansas City Missouri Industrial Development Authority Senior
Sales Tax RB Refunding and Improvement Bonds for Ward
Parkway Center Community Improvement District Series 2016
A (NR/NR)
1,000,000 5.000
(c)
04/01/2036
1,000,307
1,150,000 5.000
(c)
04/01/2046
1,078,402
Missouri Development Finance Board Tax-Exempt Tax Increment
And Special District RB Lakeport Village Project Series
2025A (NR/NR)
11,000,000 6.750
(c)
06/15/2055
10,762,755
Missouri Health & Educational Facilities Authority RB for Kansas
City Art Institute Series 2018 (NR/A-)
830,000 5.000
09/01/2038
856,888
2,600,000 5.000
09/01/2048
2,614,728
Missouri Southern State University RB Series 2019 A
(AGM) (NR/AA)
400,000 3.000
10/01/2044
308,417
500,000 3.125
10/01/2049
365,029
Newco Transportation Development District Florissant, Missouri
Transportation Sales Tax Refunding RB, Series 2025A
(NR/NR)
3,790,000 6.250
11/01/2054
3,849,107
Plaza at Noah's Ark Community Improvement District RB
Refunding Series 2021 (NR/NR)
1,375,000 3.125
05/01/2035
1,241,469
St. Louis IDA Financing RB Refunding for Ballpark Village
Development Project Series 2017 A (NR/NR)
3,250,000 4.750
11/15/2047
2,854,786
Stone Canyon Community Improvement District RB for Public
Infrastructure Improvement Project Series 2007 (NR/NR)
1,250,000 5.750 *
04/01/2027
262,500
Taney County IDA Sales Tax Revenue Improvement Bonds for Big
Cedar Infrastructure Project Series 2023 (NR/NR)
4,170,000 6.000
(c)
10/01/2049
4,165,425

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Missouri – (continued)
The IDA of The City of Lee’S Summit Missouri Senior Living
Facilities RB John Knox Village Series 2024A (NR/NR)
$ 4,725,000 5.000%
08/15/2039
$ 4,872,868
The IDA of The City of St. Louis Missouri Tax Increment and
Special District RB Union Station Phase 2 Redevelopment
Project Series 2024A (NR/NR)
2,300,000 5.750
06/15/2054
2,325,565
The Industrial Development Authority of The City of Kansas City
Missouri Economic Activity Tax RB for Historic Northeast
Redevelopment Plan Series 2024A-1 (NR/NR)
1,875,000 5.000
(c)
06/01/2046
1,826,626
1,250,000 5.000
(c)
06/01/2054
1,179,153
The Industrial Development Authority of The County of Cape
Girardeau Missouri Tax Increment and Special District RB
Westpark Mall Redevelopment Project Series 2024 (NR/NR)
5,600,000 5.750
(c)
05/01/2054
5,264,433
University City IDA Tax Increment Special District RB for Markets
at Olive Project Series 2023A (NR/NR)
1,820,000 4.875
06/15/2036
1,867,363
5,500,000 5.500
06/15/2042
5,581,803
72,001,657
Montana - 0.1%
City of Kalispell Montana Revenue and Refunding Bonds
Immanuel Living at Buffalo Hill Project, Series 2025A
(NR/NR)
6,400,000 6.000
05/15/2060
6,510,602
a a
Nebraska - 0.0%
Omaha Public Power District Electric System RB 2023 Series A
(Aa2/AA)
2,245,000 5.250
02/01/2053
2,361,347
a a
Nevada - 0.3%
City of Henderson Local Improvement District No. T-21 Local
Improvement Bonds Series 2022 (NR/NR)
665,000 3.500
09/01/2045
518,354
450,000 4.000
09/01/2051
371,153
City of Las Vegas Nevada Special Improvement District No. 613
Sunstone Phases III and IV Local Improvement Bonds Series
2024 (NR/NR)
550,000 5.500
12/01/2053
556,275
City of Las Vegas Special Improvement District No. 813 for
Summerlin Village 26 Local Improvement Bonds Series 2017
(NR/NR)
270,000 4.250
06/01/2037
267,305
375,000 4.375
06/01/2042
363,693
445,000 4.500
06/01/2047
419,373
City of Las Vegas Special Improvement District No. 814 Special
Assessment Series 2019 (NR/NR)
460,000 4.000
06/01/2039
438,220
1,260,000 4.000
06/01/2044
1,116,877
1,260,000 4.000
06/01/2049
1,064,229
City of Las Vegas Special Improvement District No. 815 Special
Assessment Series 2020 (NR/NR)
885,000 5.000
12/01/2049
889,858
City of Las Vegas Special Improvement District No. 816 Special
Assessment Series 2021 (NR/NR)
590,000 3.000
06/01/2041
466,554
1,260,000 3.125
06/01/2051
888,690
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Nevada – (continued)
City of Las Vegas Special Improvement District No. 818
Summerlin Village 27 Local Improvement Bonds Series 2024
(NR/NR)
$ 1,200,000 5.000%
12/01/2054
$ 1,164,833
City of Las Vegas, Nevada Special Improvement District No. 819
Summerlin Village 30A Local Improvement Bonds Series
2025 (NR/NR)
855,000 5.500
06/01/2055
867,393
City of North Las Vegas Special Improvement District No. 64
Special Assessment Bonds Series 2019 (NR/NR)
305,000 4.250
06/01/2034
303,760
305,000 4.625
06/01/2043
294,483
530,000 4.625
06/01/2049
491,056
City of North Las Vegas, Nevada Special Improvement District No.
67 Apex Moonwater West Local Improvement Bonds Series
2025 (NR/NR)
4,570,000 6.750
(c)
06/01/2055
4,616,593
City of Reno Nevada 2024 Special Assessment District No.
1 Quilici Ranch Local Improvement Bonds Series 2025
(NR/NR)
1,500,000 5.250
(c)
06/01/2054
1,475,621
Henderson Local Improvement District No. T-18 Limited
Obligation RB Series 2016 (NR/NR)
2,025,000 4.000
09/01/2035
1,965,846
Las Vegas Convention & Visitors Authority Convention Center
Expansion RB Series 2018B (Aa3/AA-)
3,700,000 4.000
07/01/2049
3,353,077
Tahoe-Douglas Visitors Authority RB Series 2020 (NR/NR)
2,635,000 5.000
07/01/2045
2,654,325
2,825,000 5.000
07/01/2051
2,809,815
Washoe County Nevada Gas and Water Facilities Refunding RB
Series 2016B (Non-AMT) (A3/A) (PUTABLE)
5,000,000 4.125
(a)(b)
03/01/2036
5,110,186
Washoe County Nevada Gas and Water Facilities Refunding RB
Series 2016C (AMT) (A3/A) (PUTABLE)
3,000,000 4.125
(a)(b)
03/01/2036
3,066,112
35,533,681
New Hampshire - 1.2%
National Finance Authority Education RB Grace Christian School
Project Series 2025 (NR/BBB-)
11,420,000 6.000
08/01/2065
11,445,504
National Finance Authority RB for Presbyterian Senior Living
Project Series 2023A (NR/NR)
2,300,000 5.250
07/01/2048
2,306,796
National Finance Authority Special  RB, Series 2025 (NR/NR)
8,450,000 5.875
(c)
12/15/2033
8,405,664
National Finance Authority Special RB Caldwell Ranch Project
Brazoria and Fort Bend Counties Texas Series 2024 (NR/NR)
1,527,000 4.875
(c)
12/01/2033
1,523,940
National Finance Authority Special RB Easton Park Project Travis
County Texas - Districts 2 and 5 Series 2024 (NR/NR)
5,500,000 5.625
(c)
02/01/2030
5,497,086
National Finance Authority Special RB Emberly and Canterra
Creek Projects Fort Bend and Brazoria Counties Texas Series
2024 (NR/NR)
9,100,000 5.375
(c)
12/01/2031
9,097,885
National Finance Authority Special RB Grand Prairie Project
Harris County Texas Series 2024 (NR/NR)
4,255,000 5.875
(c)
12/15/2032
4,235,769

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New Hampshire – (continued)
National Finance Authority Special RB Series 2024 (NR/NR)
$ 14,879,000 5.375%
(c)
12/15/2035
$ 14,831,439
National Finance Authority Special RB Valencia Project Brazoria
County Texas Municipal Utility District Series 2024 (NR/NR)
8,000,000 5.300
(c)
12/01/2032
8,003,119
National Finance Authority Special Revenue Capital Appreciation
Bonds Provence Project Travis County Texas Series 2025
(NR/NR)
4,500,000 0.000
(c)(e)
12/01/2031
3,041,492
National Finance Authority Special Revenue Capital Appreciation
Bonds The Wildflower Project, Denton CountyTexas
Municipal Utility Districts Series 2025 (NR/NR)
11,875,000 0.000
(c)(e)
12/15/2033
7,326,031
National Finance Authority Specialty Pharmacy Limited Obligation
RB University Hospitals Home Care Services Inc. Series
2024A (NR/NR)
12,810,000 5.625
(c)
12/15/2033
13,195,472
4,865,000 6.250
(c)
12/15/2038
5,107,695
National Finance Authority Thomas Ranch Project Travis and
Burnet Counties Texas Improvement Districts Special Revenue
Capital Appreciation Bonds Series 2024 (NR/NR)
9,100,000 0.000
(c)(e)
12/01/2034
5,141,862
New Hampshire Business Finance Authority RB for Casella Waste
Systems, Inc. Series 2013 (B1/B+)
4,800,000 2.950
(a)(c)
04/01/2029
4,622,100
New Hampshire Business Finance Authority RB Refunding for
Covanta Holding Corp. Series 2020 A (Caa1/B-)
6,800,000 3.625
(a)(b)(c)
07/01/2043
5,563,855
New Hampshire Business Finance Authority RB Refunding for
Covanta Holding Corp. Series 2020 B (AMT) (Caa1/B-)
10,545,000 3.750
(a)(b)(c)
07/01/2045
8,664,577
New Hampshire Business Finance Authority RB Refunding for
Springpoint Senior Living Obligated Group Series 2021
(NR/NR)
12,450,000 4.000
01/01/2051
10,065,186
New Hampshire Health and Education Facilities Authority RB
for Dartmouth Hitchcock Health Obligated Group 2020 A
(AGM-CR) (NR/AA)
5,000,000 5.000
08/01/2059
5,320,210
New Hampshire Health and Education Facilities Authority RB
Refunding for Dartmouth-Hitchcock Obligation Group Series
2017 A (NR/A)
2,150,000 5.000
08/01/2033
2,231,049
3,170,000 5.000
08/01/2035
3,277,933
2,000,000 5.000
08/01/2036
2,063,508
5,350,000 5.000
08/01/2037
5,504,500
2,935,000 5.000
08/01/2038
3,012,317
4,235,000 5.000
08/01/2039
4,338,528
1,710,000 5.000
08/01/2040
1,746,873
155,570,390
New Jersey - 3.7%
Jersey City Municipal Utilities Authority Hudson
County New Jersey Sewer  RB, Series 2025E
(BAM MUN GOVT GTD) (Aa3/AA)
1,100,000 5.750
10/15/2051
1,229,986
1,610,000 5.750
10/15/2055
1,797,474
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Economic Development Authority Charter School RB
Central Jersey College Prep Charter School Project Series
2025 (Baa3/NR)
$ 700,000 5.125%
11/01/2055
$ 692,221
New Jersey Economic Development Authority Dock and Wharf
Facility RB Repauno Port & Rail Terminal Project, Series 2025
(NR/NR)
9,125,000 6.375
(c)
01/01/2035
9,444,104
New Jersey Economic Development Authority Energy Facilities
RB for UMM Energy Partners, LLC Project Series 2012 A
(AMT) (Baa2/NR)
1,000,000 4.750
06/15/2032
1,000,455
1,000,000 5.000
06/15/2037
1,000,261
1,000,000 5.125
06/15/2043
999,967
New Jersey Economic Development Authority RB for Provident
Group - Kean Properties L.L.C. - Kean University Student
Housing Project Series 2017 A (NR/BB-)
500,000 5.000
07/01/2037
500,716
1,150,000 5.000
07/01/2047
1,082,004
New Jersey Economic Development Authority RB Refunding for
New Jersey Natural Gas Co. Series 2011 C (AMT) (A1/NR)
6,000,000 3.000
08/01/2041
5,066,139
New Jersey Economic Development Authority Special Facilities
RB for Continental Airlines, Inc. Project Series 2000 A
(AMT) (Ba2/BB+)
5,000,000 5.625
11/15/2030
5,008,631
New Jersey Economic Development Authority Special Facility RB
for Continental Airlines Project Series 1999 (Ba2/BB+)
16,435,000 5.250
09/15/2029
16,456,324
New Jersey Economic Development Authority Special Facility RB
for Continental Airlines Project Series 2000 (Ba2/BB+)
5,000,000 5.625
11/15/2030
5,008,631
New Jersey Economic Development Authority Special Facility
Revenue and Refunding Bonds Series 2017 (Baa2/NR)
4,480,000 5.000
10/01/2047
4,480,921
New Jersey Economic Development Authority State Lease RB for
Health Department Project Series 2018 A (A1/A)
2,470,000 5.000
06/15/2047
2,490,724
New Jersey Economic Development Authority State Lease RB for
Juvenile Justice Commission Facilities Project Series 2018 C
(A1/A)
980,000 5.000
06/15/2042
997,830
New Jersey Economic Development Authority State Lease
RB State Lease RB State Government Buildings - Health
Department and Taxation Division office Project, 2018 Series
A (A1/A)
4,020,000 5.000
06/15/2042
4,093,138
New Jersey Economic Development Authority Tax Exempt Private
Activity Bonds for Goethals Bridge Replacement Project
Series 2013 (NR/A-)
1,000,000 5.375
01/01/2043
1,001,039
New Jersey Educational Facilities Authority RB for Rider
University A New Jersey Non-Profit Corp. Series 2017 F
(Caa2/BB-)
3,450,000 4.000
07/01/2042
2,462,722
New Jersey Educational Facilities Authority RB for Seton Hall
University Series 2020 C (AGM) (A1/AA)
1,110,000 3.250
07/01/2049
906,970

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Educational Facilities Authority RB for Stevens
Institute of Technology 2020 Series A (NR/BBB+)
$ 1,710,000 5.000%
07/01/2045
$ 1,736,442
New Jersey Educational Facilities Authority RB for Stevens
Institute of Technology Series 2020 A (NR/BBB+)
3,350,000 3.000
07/01/2050
2,425,853
New Jersey Health Care Facilities Financing Authority
RB Refunding for University Hospital Series 2015 A
(AGM) (A1/AA)
9,700,000 4.125
07/01/2038
9,702,283
New Jersey Health Care Facilities Financing Authority Revenue
and Refunding Bonds Inspira Health Obligated Group Issue
Series 2024A (A2/NR)
4,960,000 4.125
07/01/2054
4,516,710
New Jersey Health Care Facilities Financing Authority Revenue
and Refunding Bonds Inspira Health Obligated Group Issue,
Series 2024A (A2/NR)
3,980,000 5.250
07/01/2049
4,234,590
New Jersey Health Care Facilities Financing Authority Revenue
and Refunding Bonds RWJ Barnabas Health Obligated Group
Issue, Series 2024-A (A1/AA-)
865,000 5.250
07/01/2054
913,380
New Jersey State Transportation Trust Fund Authority
Transportation System Bonds Series 2006C (AGM) (A1/AA)
25,400,000 0.000
(e)
12/15/2034
19,012,527
New Jersey State Transportation Trust Fund Authority
Transportation System Bonds Series 2006C (AMBAC) (A1/A)
93,770,000 0.000
(e)
12/15/2036
63,349,934
New Jersey Transportation Trust Fund Authority RB Capital
Appreciation for Transportation System Bonds Series 2006 C
(AMBAC) (A1/A)
115,550,000 0.000
(e)
12/15/2035
82,008,192
New Jersey Transportation Trust Fund Authority RB Capital
Appreciation for Transportation System Bonds Series 2008 A
(A1/A)
47,575,000 0.000
(e)
12/15/2035
33,764,948
35,245,000 0.000
(e)
12/15/2038
21,533,116
New Jersey Transportation Trust Fund Authority RB Capital
Appreciation for Transportation System Bonds Series 2010 A
(A1/A)
1,900,000 0.000
(e)
12/15/2034
1,409,727
New Jersey Transportation Trust Fund Authority RB for
Transportation Program Bonds Series 2015 AA (A1/A)
1,000,000 5.250
06/15/2041
1,000,753
2,500,000 5.000
06/15/2045
2,500,606
1,770,000 5.000
06/15/2046
1,770,290
New Jersey Transportation Trust Fund Authority RB for
Transportation System Bonds Series 2006 C (AGM) (A1/AA)
11,150,000 0.000
(e)
12/15/2033
8,671,037
New Jersey Transportation Trust Fund Authority RB for
Transportation System Bonds Series 2006 C (NATL) (A1/A)
10,000,000 0.000
(e)
12/15/2030
8,622,970
New Jersey Transportation Trust Fund Authority RB for
Transportation System Series 2008 A (A1/A)
52,985,000 0.000
(e)
12/15/2036
35,796,057
5,470,000 0.000
(e)
12/15/2037
3,509,803
New Jersey Transportation Trust Fund Authority RB for
Transportation System Series 2009 A (A1/A)
3,280,000 0.000
(e)
12/15/2033
2,530,878
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Transportation Trust Fund Authority RB for
Transportation System Series 2009 A (A1/A) – (continued)
$ 1,565,000 0.000%
(e)
12/15/2036
$ 1,057,296
5,000,000 0.000
(e)
12/15/2038
3,054,776
16,175,000 0.000
(e)
12/15/2039
9,369,103
New Jersey Transportation Trust Fund Authority RB Refunding
for Federal Highway Reimbursement Notes Series 2018 A
(A3/A+)
1,130,000 5.000
06/15/2030
1,140,300
New Jersey Transportation Trust Fund Authority RB Refunding for
Transportation System Bonds Series 2018 A (A1/A)
5,275,000 4.250
12/15/2038
5,339,348
New Jersey Transportation Trust Fund Authority RB Series 2018
(A1/A)
1,500,000 5.000
12/15/2033
1,586,402
New Jersey Transportation Trust Fund Authority RB Series 2020
AA (A1/A)
935,000 3.000
06/15/2050
687,104
New Jersey Transportation Trust Fund Authority Transportation
Program Bonds 2020 Series AA (A1/A)
5,000,000 4.000
06/15/2050
4,490,385
New Jersey Transportation Trust Fund Authority Transportation
Program RB Series 2019 AA (A1/A)
7,000,000 5.250
06/15/2043
7,221,014
New Jersey Transportation Trust Fund Authority Transportation RB
Series 2009 A (A1/A)
230,000 0.000
(e)
12/15/2032
184,529
New Jersey Turnpike Authority RB Series 2024 B (A1/AA-)
10,000,000 4.125
01/01/2054
9,451,940
New Jersey Turnpike Authority Turnpike  RB, Series 2025 A
(A1/AA-)
12,000,000 5.250
01/01/2055
12,852,200
New Jersey Turnpike Authority Turnpike RB Series 2022 B
(A1/AA-)
1,500,000 4.500
01/01/2048
1,516,529
3,000,000 5.250
01/01/2052
3,163,263
Passaic County Improvement Authority Charter School RB for
Paterson Arts & Science Charter School Project Series 2023
(NR/BBB-)
900,000 5.500
07/01/2058
917,577
Passaic County Improvement Authority Charter School RB
Paterson Charter School For Science and Technology Inc.
Project Series 2025 (Baa3/NR)
920,000 4.500
07/01/2040
927,621
645,000 5.000
07/01/2044
650,292
South Jersey Transport Corp. Subordinated Marine Terminal RB
Series 2017B (A2/NR)
15,500,000 5.000
01/01/2048
15,483,534
South Jersey Transportation Authority Transportation System RB
2022 Series A (Baa2/BBB+)
1,500,000 4.625
11/01/2047
1,491,179
Tobacco Settlement Financing Corp. RB Series 2018 B (NR/BB+)
14,090,000 5.000
06/01/2046
13,676,980
Union County Improvement Authority RB Aries Linden LLC
Project Series 2019 (NR/NR)
11,089,829 6.750
(c)
*
12/01/2041
2,438,281

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New Jersey – (continued)
Union County Improvement Authority Solid Waste Disposal RB
Series 2019 (AMT) (NR/NR)
$ 575,099 6.000%
(c)
*
12/01/2025
$ 126,521
471,556,527
New Mexico - 0.1%
City of Santa Fe RB for El Castillo Retirement Residences
Obligated Group Project Series 2019 A (NR/NR)
500,000 5.000
05/15/2044
488,141
1,000,000 5.000
05/15/2049
928,610
Village of Los Ranchos de Albuquerque RB Refunding for
Albuquerque Academy Series 2020 (NR/A-)
500,000 4.000
09/01/2033
515,332
375,000 4.000
09/01/2034
385,342
300,000 4.000
09/01/2035
306,565
Winrock Town Center Tax Increment Development District 1
Senior Lien Gross Receipts Tax Increment Bonds Series 2022
(NR/NR)
4,825,000 4.250
(c)
05/01/2040
4,589,413
7,213,403
New York - 7.3%
Brooklyn Arena Local Development Corp. Pilot RB for Barclays
Center Project Series 2009 (Ba1/NR)
9,610,000 0.000
(e)
07/15/2045
3,512,468
Brooklyn Arena Local Development Corp. Pilot RB Refunding for
Barclays Center Series 2016 A (AGM) (A1/AA)
1,435,000 3.000
07/15/2043
1,129,698
Brooklyn Arena Local Development Corp. Pilot Revenue
Refunding Bonds for Barclays Center Series 2016A (Ba1/NR)
29,290,000 5.000
07/15/2042
29,330,570
Brooklyn Arena Local Development Corp. RB for Brooklyn Events
Center LLC Series 2009 (Ba1/NR)
5,740,000 0.000
(e)
07/15/2046
1,966,401
Buffalo and Erie County Industrial Land Development Corp. Tax-
Exempt RB Series 2025 (NR/BBB)
26,550,000 6.375
05/01/2055
27,951,665
Build NYC Resource Corp. RB for Bay Ridge Preparatory School
Project Series 2024 (NR/BB)
1,155,000 5.000
(c)
09/01/2049
1,073,750
Build NYC Resource Corp. RB for Global Community Charter
School Project Series 2022A (NR/B+)
1,175,000 5.000
06/15/2052
990,957
950,000 5.000
06/15/2057
785,239
Build NYC Resource Corp. RB for Grand Concourse Academy
Charter School Project Series 2022A (NR/BBB-)
670,000 5.000
07/01/2052
645,431
505,000 5.000
07/01/2056
482,343
Build NYC Resource Corp. RB for Hellenic Classical Charter
Schools Series 2021 A (NR/NR)
4,920,000 5.000
(c)
12/01/2051
4,391,050
1,100,000 5.000
(c)
12/01/2055
961,844
Build NYC Resource Corp. RB for Kipp NYC Public School
Facilities Canal West Project Series 2022 (NR/BBB-)
2,000,000 5.250
07/01/2057
1,976,237
5,000,000 5.250
07/01/2062
4,897,964
Build NYC Resource Corp. RB for NEW World Preparatory
Charter School Series 2021 A (NR/NR)
590,000 4.000
(c)
06/15/2051
446,570
450,000 4.000
(c)
06/15/2056
329,781
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
Build NYC Resource Corp. RB for Shefa School Series 2021 A
(NR/NR)
$ 850,000 2.500%
(c)
06/15/2031
$ 790,588
Build NYC Resource Corp. Tax Exempt RB Series 2022A
(NR/NR)
6,125,000 6.500
(c)
07/01/2042
6,243,682
1,900,000 6.500
(c)
07/01/2052
1,875,436
1,850,000 6.500
(c)
07/01/2057
1,811,391
Build NYC Resource Corp. Taxable RB Taxable Series 2022A
(NR/NR)
1,900,000 9.750
(c)
07/01/2032
1,900,718
Build NYC Resource Corporation RB for Classical Charter
Schools Project Series 2023A (NR/BBB-)
800,000 4.750
06/15/2058
708,737
Build NYC Resource Corporation RB for Unity Preparatory
Charter School of Brooklyn Project, Series 2023A (NR/BB)
725,000 5.500
(c)
06/15/2053
714,507
1,275,000 5.500
(c)
06/15/2063
1,241,599
Build NYC Resource Corporation Tax-Exempt RB Civic Bronx
LLC - Bold Charter School Project, Series 2025 (NR/NR)
4,850,000 6.000
(c)
07/01/2060
4,870,879
City of Albany Capital Resource Corp. Tax-Exempt RB Kipp
Capital Region Public Charter Schools Project Series 2024
(NR/BBB-)
1,100,000 4.750
06/01/2054
1,028,741
2,400,000 5.000
06/01/2064
2,286,695
City of New York GO Bonds Fiscal 2022 Series D Tax Exempt
Bonds Subseries D-1 (Aa2/AA)
4,100,000 4.500
05/01/2049
4,014,311
City of New York GO Bonds Fiscal 2024 Series C (Aa2/AA)
10,000,000 4.125
03/01/2054
9,165,150
City of New York GO Tax Exempt Bonds 2020 Series D (Aa2/AA)
5,250,000 4.000
03/01/2050
4,734,639
County of Westchester Industrial Development Agency Special
Facility RB Million Air Two LLC General Aviation Facilities
Project Series 2017A (Tax-Exempt-AMT) (NR/NR)
3,050,000 7.000
(c)
06/01/2046
3,175,472
Dormitory Authority of The State of New York State
Personal Income Tax RB General Purpose, Series 2024A
(Tax-Exempt) (Aa1/NR)
16,565,000 4.000
03/15/2054
14,960,922
Dormitory Authority of The State of New York State
Personal Income Tax RB General Purpose, Series 2025A
(Tax-Exempt) (Aa1/NR)
9,120,000 5.000
03/15/2054
9,399,478
Dormitory Authority of The State of New York State Sales Tax RB
Series 2024B (Tax-Exempt) (Aa1/NR)
4,580,000 5.000
03/15/2051
4,762,276
2,000,000 5.000
03/15/2052
2,064,329
Dutchess County Local Development Corp. RB for Health
QuestSystems, Inc. Project Series 2016B (Baa3/BBB+)
22,400,000 5.000
07/01/2046
22,026,126
Dutchess County Local Development Corp. RB Refunding for
Bard College Project Series 2020 A (NR/BBB-)
1,030,000 5.000
07/01/2040
1,054,157
2,840,000 5.000
07/01/2045
2,820,674
5,500,000 5.000
07/01/2051
5,369,957

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
Empire State Development New York State Urban Development
Corp. State Personal Income Tax RB Series 2020E (NR/AA+)
$ 1,710,000 3.000%
03/15/2050
$ 1,272,384
Erie Tobacco Asset Securitization Corp. RB Asset-Backed Bonds
Series 2006 A (NR/NR)
66,000,000 0.000
(c)(e)
06/01/2060
1,929,167
Hempstead town Local Development Corp. RB Refunding for
Molloy College Project Series 2017 (NR/BBB)
900,000 5.000
07/01/2033
919,253
600,000 5.000
07/01/2035
610,828
670,000 5.000
07/01/2036
681,197
Huntington Local Development Corp. RB for Gurwin Independent
Housing Obligated Group Series 2021 A (NR/NR)
5,060,000 5.250
07/01/2056
4,079,834
Metropolitan Transportation Authority RB Green Bond Series 2020
C-1 (A2/A)
7,950,000 4.750
11/15/2045
7,957,254
2,000,000 5.000
11/15/2050
2,023,553
2,000,000 5.250
11/15/2055
2,040,645
Metropolitan Transportation Authority RB Green Bond Series 2020
D-3 (A2/A)
5,285,000 4.000
11/15/2050
4,718,934
Metropolitan Transportation Authority RB Refunding Green Bond
Series 2017 C-2 (A2/A)
650,000 0.000
(e)
11/15/2040
342,918
Metropolitan Transportation Authority RB Refunding Green Bond
Series 2024A (BAM) (A2/AA)
27,600,000 4.000
11/15/2048
25,016,593
Metropolitan Transportation Authority RB Refunding Series 2016
D (A2/A)
735,000 5.000
11/15/2029
748,039
Metropolitan Transportation Authority Transportation Revenue
Green Bonds Series 2019C (AGM) (A1/AA)
1,785,000 4.000
11/15/2048
1,602,957
Metropolitan Transportation Authority Transportation Revenue
Green Bonds Series 2020A-1 (A2/A)
4,435,000 4.000
11/15/2040
4,381,337
Metropolitan Transportation Authority Transportation Revenue
Green Bonds Series 2020D (A2/A)
5,000,000 5.000
11/15/2045
5,109,005
Metropolitan Transportation Authority Transportation Revenue
Green Bonds Subseries 2020A-1 (AGM) (A1/AA)
10,000,000 4.000
11/15/2050
8,933,721
Metropolitan Transportation Authority Transportation Revenue
Refunding Bonds Series 2020E (A2/A)
4,415,000 4.000
11/15/2045
4,009,170
Metropolitan Transportation Authority Transportation Revenue
Refunding Green Bonds Series 2024A (A2/A)
14,730,000 5.500
11/15/2047
15,817,339
Metropolitan Transportation Authority Transportation Revenue
Refunding Green Bonds Series 2025A (A2/A)
1,600,000 5.250
11/15/2045
1,704,018
Nassau County Tobacco Settlement Corp. RB for Asset Backed
Bonds Series 2006 D (NR/NR)
202,665,000 0.000
(e)
06/01/2060
11,918,546
New York City Housing Development Corp. Multi-Family
Mortgage RB 8 Spruce Street Class F Series 2024 Tax-Exempt
Bonds (NR/NR)
2,500,000 5.250
12/15/2031
2,578,479
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
New York City Industrial Development Agency RB Refunding for
Queens Ballpark Co. LLC Series 2021 A (AGM) (A1/AA)
$ 13,815,000 3.000%
01/01/2046
$ 10,537,261
New York City Industrial Development Agency RB Refunding for
Yankee Stadium LLC Series 2020 A (AGM) (A1/AA)
16,470,000 3.000
03/01/2049
12,218,904
New York City Industrial Development Agency RB Refunding for
Yankee Stadium LLC Series 2020 A (Baa1/NR)
1,975,000 3.000
03/01/2049
1,424,586
New York City Municipal Water Finance Authority Water and
Sewer System Second General Resolution RB Fiscal 2025
Series AA, Fiscal 2025 Subseries AA-1 (Aa1/AA+)
2,665,000 5.250
06/15/2053
2,813,463
New York City Transitional Finance Authority Future Tax Secured
Subordinate Bonds Fiscal 2024 Series A, Subseries A-1 Tax
Exempt Bonds (Aa1/AAA)
5,000,000 4.000
05/01/2053
4,485,306
New York City Transitional Finance Authority Future Tax Secured
Tax-Exempt Subordinate Bonds Fiscal 2025 Series D
(Aa1/AAA)
4,575,000 5.250
05/01/2048
4,828,750
New York City Transitional Finance Authority
Future Tax Secured Tax-Exempt Subordinate
3,970,000 2.500
(a)(b)
08/01/2042
3,970,000
New York Counties Tobacco Trust IV RB Series 2005 F (NR/NR)
178,305,000 0.000
(e)
06/01/2060
8,365,518
New York Liberty Development Corp. RB for World Trade Center
Project Series 2014 (NR/NR)
6,250,000 5.150
(c)
11/15/2034
6,255,887
21,095,000 5.375
(c)
11/15/2040
21,093,701
New York Liberty Development Corp. RB for World Trade Center
Project Series 2014 Class 3 (NR/NR)
29,525,000 7.250
(c)
11/15/2044
29,546,007
New York Liberty Development Corp. RB Refunding for 3 World
Trade Center LLC Series 2014 (NR/NR)
55,655,000 5.000
(c)
11/15/2044
55,566,225
New York Liberty Development Corp. Revenue Refunding
Bonds for World Trade Center Project Series 2021A
(BAM-TCRS) (NR/AA)
10,770,000 3.000
11/15/2051
7,872,967
New York Liberty Development Corp. Second Priority RB
Refunding for Bank of America Tower at One Bryant Park
LLC Series 2019 C-2 (A1/NR)
1,350,000 2.625
09/15/2069
1,269,896
New York Liberty Development Corp. Second Priority RB
Refunding for Bank of America Tower at One Bryant Park
LLC Series 2019 C-3 (Baa1/NR)
1,330,000 2.800
09/15/2069
1,242,517
New York State Authority Income Tax Rev Bonds 2025 A
(Aa1/NR)
37,000,000 5.000
03/15/2051
38,330,257
New York State Dormitory Authority RB Refunding for Brooklyn
Law School Series 2019 B (Baa1/NR)
150,000 3.560
07/01/2026
149,418
150,000 3.670
07/01/2027
148,411
60,000 3.760
07/01/2028
58,927
300,000 3.820
07/01/2029
291,893

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
New York State Dormitory Authority RB Refunding for Brooklyn
St. Joseph's College Series 2020 A (NR/NR)
$ 715,000 4.000%
07/01/2031
$ 689,340
870,000 4.000
07/01/2032
829,416
925,000 4.000
07/01/2033
870,758
845,000 4.000
07/01/2035
773,671
New York State Dormitory Authority RB Refunding for Catholic
Health System Obligated Group Series 2019 A (B2/B)
3,425,000 4.000
07/01/2045
2,756,273
New York State Dormitory Authority RB Refunding for Montefiore
Obligated Group Series 2020 A (AGM) (A1/AA)
10,580,000 3.000
09/01/2050
7,710,898
New York State Dormitory Authority RB Refunding for Montefiore
Obligated Group Series 2020 A (Baa3/BBB-)
6,160,000 4.000
09/01/2045
5,341,433
2,325,000 4.000
09/01/2050
1,948,784
New York State Dormitory Authority Revenues Non State
Supported Debt Series 2022 1- A (NR/AA-)
8,000,000 4.000
07/01/2051
7,338,471
New York State Environmental Facilities Corp Solid Waste
Disposal RB Series 2014 (B1/B+) (PUTABLE)
1,685,000 2.875
(a)(b)(c)
12/01/2044
1,608,653
New York State Environmental Facilities Corp. RB for Casella
Waste Systems, Inc. Series 2020 R-1 (B1/B+)
3,775,000 4.250
(a)(b)(c)
09/01/2050
3,791,947
New York State Environmental Facilities Corporation Solid Waste
Disposal RB for Casella Waste Systems, Inc. Project Series
2020R-2 (B1/B+)
2,475,000 5.125
(a)(b)(c)
09/01/2050
2,572,751
New York State Thruway Authority General RB Series P (Aa3/A+)
1,100,000 5.000
01/01/2049
1,153,985
1,000,000 5.250
01/01/2054
1,059,048
New York State Thruway Authority New York State Personal
Income Tax Revenue Green Bonds, Series 2022C
(Climate Bond Certified) (NR/AA+)
5,000,000 5.000
03/15/2054
5,126,308
New York State Thruway Authority State Personal Income Tax
Revenue Green Bonds Series 2025B (Tax-Exempt) (Aa1/NR)
25,000,000 5.000
03/15/2055
25,818,835
New York State Urban Development Corp. Sales Tax RB Series
2023A (Aa1/NR)
8,300,000 5.000
03/15/2052
8,518,649
New York State Urban Development
Corporation State Personal Income Tax RB
(General Purpose) Series 2023A (Tax-Exempt) (Aa1/NR)
1,000,000 5.000
03/15/2058
1,025,155
New York Transportation Development Corp. for Terminal 4 John
F. Kennedy International Airport Project Special Facilities RB
Series 2020C (AGM-CR) (A1/AA)
975,000 4.000
12/01/2040
978,074
New York Transportation Development Corp. RB for Delta Air
Lines, Inc. Series 2018 (Baa2/NR)
1,315,000 5.000
01/01/2031
1,354,758
2,850,000 5.000
01/01/2033
2,922,906
2,075,000 5.000
01/01/2034
2,121,940
10,465,000 4.000
01/01/2036
10,185,352
New York Transportation Development Corp. RB for Delta Air
Lines, Inc. Series 2018 (AMT) (Baa2/NR)
7,150,000 5.000
01/01/2036
7,277,685
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
New York Transportation Development Corp. RB for Delta Air
Lines, Inc. Series 2020 (Baa2/NR)
$ 9,000,000 4.000%
10/01/2030
$ 9,175,113
2,390,000 5.000
10/01/2035
2,493,020
18,165,000 5.000
10/01/2040
18,416,298
5,405,000 4.375
10/01/2045
5,032,983
New York Transportation Development Corp. Special Facilities
Bonds for Laguardia Airport Terminal B Redevelopment
Project Series 2016A (Baa2/NR)
7,590,000 5.000
07/01/2041
7,590,606
8,500,000 5.000
07/01/2046
8,499,633
New York Transportation Development Corp. Special Facilities
Bonds Series 2016A (Baa2/AA)
24,810,000 5.250
01/01/2050
24,810,853
New York Transportation Development Corp. Special Facilities
Bonds Series 2016A (AMT) (Baa2/NR)
10,000,000 4.000
07/01/2046
8,656,535
New York Transportation Development Corp. Special Facilities RB
for John F. Kennedy International Airport New Terminal One
Project Green Bonds Series 2023 (AMT) (Baa3/AA)
17,000,000 6.000
06/30/2054
17,571,317
New York Transportation Development Corp. Special Facilities
RB Series 2024 John F. Kennedy International Airport New
Terminal One Project (AMT) (Baa3/NR)
6,465,000 5.500
06/30/2054
6,541,257
New York Transportation Development Corp. Special Facilities
RB Series 2024 John F. Kennedy International Airport New
Terminal One Project Green Bonds (Baa3/NR)
25,675,000 5.000
06/30/2060
24,946,541
New York Transportation Development Corp. Special Facility RB
for Laguardia Airport Terminal B Redevelopment Project
Series 2016 A (AMT) (Baa2/NR)
2,500,000 4.000
07/01/2041
2,355,604
New York Transportation Development Corp. Special Facility
RB Refunding for American Airlines, Inc. John F. Kennedy
International Airport Project Series 2016 (NR/B+)
6,475,000 5.000
08/01/2031
6,481,863
New York Transportation Development Corp. Special Facility
RB Refunding for American Airlines, Inc. John F. Kennedy
International Airport Project Series 2020 (NR/B+)
5,695,000 5.250
08/01/2031
5,896,696
9,565,000 5.375
08/01/2036
9,979,954
New York Transportation Development Corporation Special
Facilities RB Series 2024 (Amt) (Baa3/NR)
6,470,000 5.500
06/30/2060
6,522,392
New York Transportation Development Corporation Special
Facilities RB, Series 2023 (Delta Air Lines, Inc. - Laguardia
Airport Terminals C&D Redevelopment Project) (Baa2/BBB-)
1,875,000 5.625
04/01/2040
1,967,230
New York Transportation Development
Corporation Special Facilities RB, Series 2023
17,110,000 5.375
06/30/2060
17,116,149
Niagara Area Development Corporation Tax-Exempt RB for
Catholic Health System, Inc. Project Series 2022 (B2/B)
5,950,000 5.000
07/01/2052
5,361,019
Oneida County Local Development Corp. RB Mohawk
Valley Health System Project Series 2019
(Tax-Exempt) (AGM) (NR/AA)
420,000 4.000
12/01/2032
431,118

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
Oneida County Local Development Corp. RB Mohawk
Valley Health System Project Series 2019
(Tax-Exempt) (AGM) (NR/AA) – (continued)
$ 710,000 4.000%
12/01/2033
$ 726,609
Oneida County Local Development Corp. RB Refunding for
Mohawk Valley Health System Obligated Group Project Series
2019 A (AGM) (NR/AA)
910,000 4.000
12/01/2038
916,533
1,470,000 3.000
12/01/2039
1,264,309
980,000 3.000
12/01/2040
823,410
Oneida County Local Development Corp. RB Refunding for Utica
College Project Series 2019 (NR/NR)
780,000 4.000
07/01/2039
663,736
4,835,000 3.000
07/01/2044
3,126,961
Oneida Indian Nation Tax RB Series 2024B
(Federally Tax-Exempt) (NR/NR)
2,300,000 6.000
(c)
09/01/2043
2,479,703
Onondaga Civic Development Corp. New York Tax-Exempt RR
Bonds Crouse Health Hospital Inc. Project Series 2024A
(NR/NR)
350,000 5.000
08/01/2031
347,397
325,000 5.000
08/01/2032
321,086
385,000 5.000
08/01/2033
377,883
900,000 5.125
08/01/2044
799,685
900,000 5.375
08/01/2054
781,833
Port Authority of New York Consolidated Bonds 234th Series
(Aa3/AA-)
4,150,000 5.250
08/01/2047
4,332,280
State of New York Dormitory Authority Northwell Health
Obligated Group RB Series 2022A (A3/A-)
6,510,000 4.250
05/01/2052
5,967,349
Suffolk Regional Off-Track Betting Corporation Tax Exempt GO
RB Series 2024 (NR/NR)
13,800,000 5.750
12/01/2044
14,052,034
13,950,000 6.000
12/01/2053
14,155,984
The City of New York GO Bonds Fiscal 2014 Series I Subseries I-2
(Aa2/AA/A-1+)
4,065,000 2.500
(a)(b)
03/01/2040
4,065,000
The Orange County Funding Corporation Tax-Exempt RB Mount
Saint Mary College Project Series 2012A (NR/NR)
670,000 5.000
07/01/2042
508,154
Town of Hempstead Local Development Corp. Education RB for
Evergreen Charter School Project Series 2022A (NR/BB)
5,155,000 5.500
06/15/2057
5,079,600
Transportation Infrastructure Properties LLC Trips Obligated
Group Build NYC Resource Corporation Senior Airport
Facilities RB Trips Obligated Group Series 2025 (NR/BBB+)
5,750,000 5.500
07/01/2055
5,940,109
Triborough Bridge & Tunnel Authority Sales Tax RB for TBTA
Capital Lockbox City Sales Tax Series 2023A (NR/AA+)
10,000,000 4.250
05/15/2058
9,290,543
Triborough Bridge & Tunnel Authority Sales Tax RB Subseries
2024A-1 (NR/AA+)
15,000,000 4.125
05/15/2064
13,504,069
Triborough Bridge and Tunnel Authority
13,000,000 5.000
05/15/2054
13,451,099
15,000,000 5.250
05/15/2064
15,609,568
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
Tsasc, Inc. Tobacco Settlement Bonds Tobacco Settlement Bonds
Fiscal 2017 Series B (NR/NR)
$ 3,750,000 5.000%
06/01/2048
$ 3,250,258
Westchester County Local Development Corp. RB Series 2016
(Caa1/BB+)
900,000 5.000
11/01/2033
885,098
1,710,000 5.000
11/01/2034
1,675,790
Westchester County Local Development Corporation RB for
Westchester Medical Center Obligated Group Project Series
2016 (Caa1/BB+)
725,000 5.000
11/01/2030
718,973
5,845,000 5.000
11/01/2046
5,407,990
Westchester County Local Development
Corporation RB, Series 2023
900,000 6.250
11/01/2052
904,898
Western Regional off-Track Betting Corp. RB Refunding Series
2021 (NR/NR)
1,785,000 4.125
(c)
12/01/2041
1,627,720
Yonkers Economic Development Corp. RB for Charter School of
Educational Excellence Project Series 2019 A (NR/NR)
475,000 5.000
10/15/2039
478,122
1,180,000 5.000
10/15/2049
1,090,312
1,225,000 5.000
10/15/2054
1,109,578
Yonkers Economic Development Corp. RB Refunding for Charter
School of Educational Excellence Series 2020 A (NR/BB)
2,820,000 5.000
10/15/2040
2,842,089
1,325,000 5.000
10/15/2050
1,239,045
940,193,575
North Carolina - 0.4%
Greater Asheville Regional Airport Authority Airport System RB
Series 2022A (AMT) (AGM) (A1/AA)
4,565,000 5.500
07/01/2047
4,764,118
975,000 5.500
07/01/2052
1,012,319
Greater Asheville Regional Airport Authority Airport System RB
Series 2023 (AGM) (A1/AA)
6,740,000 5.250
07/01/2053
6,879,224
North Carolina Department of Transportation Tax Exempt Private
Activity Bonds Series 2015 (NR/NR)
3,345,000 5.000
12/31/2037
3,347,763
North Carolina Department of Transportation Tax Exempt Private
Activity RB Series 2015 (NR/NR)
5,000,000 5.000
06/30/2054
4,904,610
North Carolina Medical Care Commission RB for Forest at Duke,
Inc. Obligated Group Series 2021 (NR/NR)
365,000 4.000
09/01/2046
310,915
North Carolina Medical Care Commission RB for Lutheran
Services for the Aging, Inc. Obligated Group Series 2021 A
(NR/NR)
1,000,000 4.000
03/01/2041
942,697
6,025,000 4.000
03/01/2051
4,994,402
North Carolina Medical Care Commission RB for Maryfield, Inc.
Obligated Group Series 2020 A (NR/NR)
1,400,000 5.000
10/01/2045
1,324,256
3,260,000 5.000
10/01/2050
2,967,754
North Carolina Medical Care Commission RB for Rex Hospital,
Inc. Obligated Group Series 2020 A (Aa3/AA)
2,000,000 3.000
07/01/2045
1,602,774

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
North Carolina – (continued)
North Carolina Medical Care Commission RB Refunding for The
Presbyterian Home at Charlotte, Inc. Series 2019 A (NR/NR)
$ 1,500,000 4.000%
07/01/2039
$ 1,411,358
1,650,000 5.000
07/01/2039
1,671,506
1,035,000 4.000
07/01/2044
888,922
1,160,000 5.000
07/01/2044
1,133,080
North Carolina Medical Care Commission Retirement Facilities
First Mortgage RB  Series 2024A (NR/NR)
1,460,000 5.000
10/01/2049
1,452,283
2,745,000 5.125
10/01/2054
2,740,666
North Carolina Medical Care Commission Retirement Facilities
First Mortgage RB Twin Lakes Community, Series 2025 A
(NR/NR)
3,650,000 5.250
01/01/2055
3,650,640
45,999,287
North Dakota - 0.0%
City of Grand Forks Health Care System RB for Altru Health
System Series 2021 (AGM) (A1/AA)
1,925,000 3.000
12/01/2051
1,364,934
City of Horace North Dakota Refunding Improvement Bonds
Series 2024C (Baa3/NR)
1,350,000 5.000
05/01/2050
1,348,992
City of Horace North Dakota Temporary Refunding Improvement
Bonds Series 2024B (Baa3/NR)
2,500,000 4.850
08/01/2026
2,500,878
5,214,804
Ohio - 3.8%
Buckeye Tobacco Settlement Financing Authority RB Refunding
for Senior Asset-Backed Bonds Series 2020 A-2 Class 1
(NR/BBB+)
8,200,000 3.000
06/01/2048
5,801,621
Buckeye Tobacco Settlement Financing Authority RB Refunding
for Senior Asset-Backed Bonds Series 2020 A-2 Class 1
(NR/NR)
118,280,000 5.000
06/01/2055
95,743,272
Buckeye Tobacco Settlement Financing Authority RB Refunding
for Senior Asset-Backed Bonds Series 2020 B-3 Class 2
(NR/NR)
342,980,000 0.000
(e)
06/01/2057
25,376,610
Buckeye Tobacco Settlement Financing Authority Tobacco
Settlement Asset Backed Refunding Bonds Series 2020
(NR/BBB+)
3,330,000 4.000
06/01/2048
2,875,014
Centerville Ohio Health Care RB Refunding and Improvement for
Graceworks Lutheran Services Series 2017 (NR/NR)
2,500,000 5.250
11/01/2037
2,525,723
1,000,000 5.250
11/01/2047
947,008
2,320,000 5.250
11/01/2050
2,164,290
Cleveland Airport Special RB for Continental Airlines, Inc. Project
Series 1998 (Ba2/BB+)
22,500,000 5.375
09/15/2027
22,531,027
Cleveland-Cuyahoga County Port Authority Development RB
Series 2017 Pinecrest Public Improvement Project (NR/NR)
9,900,000 7.000
(c)
11/15/2048
10,251,697
Cleveland-Cuyahoga County Port Authority Tax Allocation for
Flats East Bank TIF District Series 2021 B (NR/NR)
2,390,000 4.500
(c)
12/01/2055
1,917,613
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Ohio – (continued)
Cleveland-Cuyahoga County Port Authority Tax Allocation
Refunding for Flats East Bank TIF District Series 2021 A
(NR/BB)
$ 1,740,000 4.000%
(c)
12/01/2055
$ 1,334,585
Cleveland-Cuyahoga County Port Authority Tax-Exempt Refunding
and Improvement Lease RB for Constellation Schools Project
Series 2024A (NR/NR)
1,600,000 5.875
(c)
01/01/2049
1,590,919
Columbus-Franklin County Finance Authority Lease RB for
The Cornerstone Academy Community School Series 2023
(NR/NR)
6,425,000 7.000
(c)
07/01/2053
6,375,339
County of Cuyahoga Health Care and Independent Living Facilities
Refunding RB for Eliza Jennings Senior Health Care Network
Series 2022A (NR/NR)
1,350,000 5.000
05/15/2032
1,375,313
2,775,000 5.375
05/15/2037
2,842,201
3,910,000 5.500
05/15/2042
3,896,218
County of Cuyahoga Ohio Hospital RB for The Metrohealth
System Series 2017 (Baa3/BBB-)
5,000,000 5.500
02/15/2052
4,918,679
County of Darke RB for Wayne Hospital Company Obligated
Group Wayne Health Care Project Series 2019 A (NR/NR)
2,400,000 4.000
09/01/2040
2,154,803
825,000 4.000
09/01/2045
679,476
1,075,000 5.000
09/01/2049
1,011,619
County of Franklin Health Care Facilities RB for Ohio Living
Communities Series 2023 (NR/NR)
4,600,000 5.250
07/01/2041
4,784,575
12,065,000 5.500
07/01/2041
12,777,667
County of Franklin RB Refunding for Wesley Communities
Obligated Group Series 2020 (NR/NR)
12,845,000 5.250
11/15/2055
11,784,996
County of Lucas Hospital RB for Promedica Healthcare Obligated
Group Series 2015B (Baa3/BBB-)
1,535,000 4.000
11/15/2045
1,336,757
County of Lucas Hospital RB for Promedica Healthcare Obligated
Group Series 2018A (Baa3/BBB-)
53,885,000 5.250
11/15/2048
53,032,841
County of Summit Green Local School District Improvement
Bonds Series 2022A (SD CRED PROG) (NR/AA+)
4,205,000 5.500
11/01/2059
4,396,578
Cuyahoga County Ohio Hospital RB for Metrohealth System Series
2017 (Baa3/BBB-)
9,110,000 5.250
02/15/2047
8,822,397
3,450,000 5.000
02/15/2057
3,128,023
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth
System Series 2009 B (Baa3/BBB-)
19,500,000 8.223
02/15/2040
21,757,265
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth
System Series 2017 (Baa3/BBB-)
7,520,000 5.000
02/15/2042
7,516,985
7,500,000 4.750
02/15/2047
6,798,398
Franklin County Convention Facilities Authority RB for Greater
Columbus Convention Center Project Series 2019 (NR/BBB-)
13,400,000 5.000
12/01/2051
12,915,963
Hamilton County Health Care RB Refunding for Life Enriching
Community Project Series 2012 (NR/NR)
2,000,000 5.000
01/01/2042
2,000,180

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Ohio – (continued)
Hamilton County Health Care RB Refunding for Life Enriching
Community Project Series 2012 (NR/NR) – (continued)
$ 1,610,000 5.000%
01/01/2046
$ 1,571,373
Muskingum County Hospital Facilities RB Refunding for Genesis
Healthcare System Project Series 2013 (Ba1/BB+)
10,050,000 5.000
02/15/2048
9,633,625
Northeast Ohio Medical University RB Refunding Series 2021 A
(A3/NR)
450,000 3.000
12/01/2040
375,527
200,000 4.000
12/01/2045
177,846
Ohio Air Quality Development Authority Exempt Facilities RB for
Pratt Paper LLC Project Series 2017 (NR/NR)
15,610,000 4.500
(c)
01/15/2048
14,407,225
Ohio Air Quality Development Authority Exempt Facilities RB for
Pratt Paper LLC Project Series 2017 (AMT) (NR/NR)
1,335,000 3.750
(c)
01/15/2028
1,337,141
6,055,000 4.250
(c)
01/15/2038
6,060,409
Ohio Higher Educational Facility Commission RB Refunding for
Judson Obligated Group Series 2020 A (NR/NR)
4,790,000 5.000
12/01/2050
4,446,476
Ohio Housing Finance Agency Multifamily Housing RB Haven'S
Edge Apartments Project Series 2025A (NR/NR)
1,425,000 5.700
(c)
08/01/2043
1,479,442
Ohio State Higher Education Facilities RB Series 2020 (A3/NR)
10,060,000 5.000
01/15/2050
10,104,979
Ohio State Hospital RB Refunding for Aultman Health Foundation
Obligated Group Series 2018 (NR/NR)
1,075,000 5.000
(c)
12/01/2033
1,087,244
7,510,000 5.000
(c)
12/01/2038
7,453,183
16,000,000 5.000
(c)
12/01/2048
14,256,942
Ohio State RB Refunding for University Hospitals Health System,
Inc. Obligated Group Series 2020 A (A3/A)
2,000,000 3.000
01/15/2045
1,553,535
Port of Greater Cincinnati Development Authority Education RB
Series 2021 (NR/NR)
2,750,000 4.375
(a)(b)
06/15/2056
2,734,510
Port of Greater Cincinnati Development Authority Ohio Tax
Increment Financing RB Series 2024 (NR/NR)
4,000,000 5.125
12/01/2055
3,856,546
Port of Greater Cincinnati Development Authority RB Series 2021
(NR/NR)
1,895,000 4.250
(c)
12/01/2050
1,774,717
Port of Greater Cincinnati Development Authority Special
Obligation Development TIF RB, Series 2016B (NR/NR)
4,225,000 5.000
12/01/2046
4,022,241
Port of Greater Cincinnati Development Authority Special
Obligation Tax Increment Financing RB Series 2019A
(NR/NR)
7,570,000 5.000
11/01/2051
7,500,279
State of Ohio Higher Educational Facility RB for Capital
University 2022 Project (NR/BBB-)
1,800,000 6.000
09/01/2047
1,830,966
3,225,000 6.000
09/01/2052
3,261,469
State of Ohio Hospital RB for University Hospital Health System
Series 2021A (A3/A)
22,915,000 4.000
01/15/2046
20,742,818
State of Ohio Hospital RB Series 2020A (A3/A)
3,000,000 4.000
01/15/2050
2,550,997
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Ohio – (continued)
Toledo-Lucas County Port Authority Parking System RB Series
2021 (Baa3/NR)
$ 1,475,000 4.000%
01/01/2043
$ 1,337,030
950,000 4.000
01/01/2046
821,569
1,115,000 4.000
01/01/2051
925,353
2,520,000 4.000
01/01/2057
2,027,857
University of Cincinnati General Receipts Bonds Series 2024A
(Aa3/AA-)
15,000,000 5.250
06/01/2054
15,683,840
490,380,791
Oklahoma - 1.0%
Broken Arrow Economic Development Authority Hackberry
Market Increment District Project Tax Apportionment Bonds
Series 2025 (NR/NR)
5,000,000 6.625
06/01/2045
5,068,526
9,240,000 6.750
06/01/2050
9,336,923
Norman Regional Hospital Authority RB Norman Regional
Hospital Authority Obligated Group Series 2019 (Caa2/CCC)
1,075,000 4.000
09/01/2045
730,388
Oklahoma Development Finance Authority Health System RB for
OU Medicine Project Series 2018 B (Ba1/BB+)
31,935,000 5.500
08/15/2057
31,652,899
Oklahoma Development Finance Authority Health System RB for
OU Medicine Project Series 2018 B (AGM) (A1/AA)
2,400,000 4.000
08/15/2052
2,119,991
2,000,000 4.125
08/15/2057
1,784,653
Oklahoma Development Finance Authority Health System RB for
OU Medicine Project Series 2018B (Ba1/BB+)
2,050,000 5.250
08/15/2048
2,017,770
8,005,000 5.500
08/15/2052
7,993,757
Oklahoma Water Resources Board Revolving Fund RB for
Drinking Water Program Series 2023A (OK CERF) (NR/AAA)
1,000,000 4.000
04/01/2048
942,622
4,000,000 4.125
04/01/2053
3,724,194
Trustees of The Tulsa Municipal Airport Trust  RB, Series 2025
(NR/B+)
14,425,000 6.250
12/01/2035
16,516,120
4,625,000 6.250
12/01/2040
5,133,474
Tulsa Authority for Economic Opportunity Increment District
No. 8 Tax Allocation for Santa Fe Square Project Series 2021
(NR/NR)
7,130,000 4.375
(c)
12/01/2041
6,615,359
Tulsa Municipal Airport Trust RB Refunding for American
Airlines, Inc. Series 2001 A (AMT) (NR/NR)
4,680,000 5.500
12/01/2035
4,684,788
Tulsa Municipal Airport Trust RB Refunding for American
Airlines, Inc. Series 2001 B (AMT) (NR/NR)
25,675,000 5.500
12/01/2035
25,701,268
Wagoner County Development Authority Sales Tax RB Series 2025
(NR/NR)
2,725,000 6.750
05/01/2040
2,789,949
126,812,681
Oregon - 0.1%
Asante Health System Obligated Group The Hospital Facilities
Authority of The City of Medford Oregon Revenue
and Refunding Bonds Asante Projects, Series 2020A
(AG) (NR/AA)
900,000 3.000
08/15/2050
661,230

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Oregon – (continued)
Clackamas County Hospital Facility Authority RB Refunding for
Rose Villa, Inc. Obligated Group Series 2020 A (NR/NR)
$ 130,000 5.250%
11/15/2050
$ 125,407
225,000 5.375
11/15/2055
219,709
Oregon Facilities Authority Tax Exempt RB Refunding Bonds for
Samaritan Health Services Project 2020 Series A (NR/BBB)
270,000 5.000
10/01/2028
280,974
Port of Portland International Airport RB Series 28 (NR/AA-)
2,400,000 4.000
07/01/2047
2,161,342
The Hospital Facilities Authority of The City of Astoria Oregon RB
Columbia Memorial Hospital Project Series 2024 (NR/BBB)
5,400,000 5.250
08/01/2049
5,436,402
5,175,000 5.250
08/01/2054
5,191,769
Yamhill County Hospital Authority Revenue and Refunding Tax
Exempt Bonds Series 2021A (NR/NR)
1,825,000 5.000
11/15/2051
1,566,427
15,643,260
Pennsylvania - 3.1%
Adams County General Authority Gettysburg College  RB, Series
of 2025 (A3/A)
5,425,000 5.000
08/15/2050
5,511,863
Allegheny County Airport Authority Airport RB Series 2021A
(AMT) (A2/NR)
3,000,000 5.000
01/01/2056
3,000,352
Allegheny County Hospital Development Authority RB Refunding
for Allegheny Health Network Obligated Group Series 2018 A
USD (NR/A)
32,000,000 4.000
04/01/2044
29,606,554
Allegheny County IDA Penn Hills Charter School of
Entrepeneurship Series A (NR/BB)
1,125,000 4.000
06/15/2041
980,024
975,000 4.000
06/15/2051
743,269
1,070,000 4.000
06/15/2056
790,150
Allegheny County Industrial Development Authority RB Refunding
for United States Steel Corp. Project Series 2019 (Ba3/BB+)
3,150,000 5.125
05/01/2030
3,309,681
Allentown Neighborhood Improvement Zone Development
Authority Senior Tax RB Series 2024A (NR/NR)
1,175,000 5.250
(c)
05/01/2042
1,188,666
Allentown Neighborhood Improvement Zone Development
Authority Subordinate Tax RB for City Center Project Series
2022 (NR/NR)
7,875,000 5.250
(c)
05/01/2042
8,054,753
Allentown Neighborhood Improvement Zone Development
Authority Subordinate Tax RB Series 2024B (NR/NR)
2,900,000 6.000
(c)
05/01/2042
2,959,496
Allentown Neighborhood Improvement Zone Development
Authority Tax RB for City Center Project Series 2024
(Ba2/NR)
7,455,000 5.000
(c)
05/01/2042
7,644,861
Allentown Neighborhood Improvement Zone Development
Authority Tax RB for City Center Refunding Project Series
2017 (Ba2/NR)
100,000 5.000
(c)
05/01/2027
102,164
1,400,000 5.000
(c)
05/01/2032
1,428,632
15,735,000 5.000
(c)
05/01/2042
15,811,121
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Pennsylvania – (continued)
Allentown Neighborhood Improvement Zone Development
Authority Tax RB for City Center Refunding Project Series
2018 (Ba2/NR)
$ 1,000,000 5.000%
(c)
05/01/2033
$ 1,027,597
3,000,000 5.000
(c)
05/01/2042
3,021,696
Allentown Neighborhood Improvement Zone Development
Authority Tax RB Series 2025 (Ba2/NR)
1,200,000 5.500
(c)
05/01/2032
1,297,925
1,825,000 6.000
(c)
05/01/2042
1,974,327
Bucks County IDA Hospital RB for Grand View Hospital Project
Series 2021 (NR/BBB+)
11,200,000 4.000
07/01/2051
9,384,621
Bucks County Industrial Development Authority RB for Grand
View Hospital and Sellersville PA Obligated Group Series
2021 (NR/BBB+)
4,005,000 5.000
07/01/2054
3,852,668
Bucks County Industrial Development Authority RB Refunding for
Pennswood Village Obligated Group Series 2018 A (NR/NR)
1,250,000 5.000
10/01/2037
1,267,168
Cheltenham Township IDA Arcadia University RB Series of 2024
(NR/BBB-)
5,100,000 5.000
04/01/2044
4,871,490
1,800,000 5.750
04/01/2054
1,751,316
Chester County IDA RB for Collegium Charter School Project
Series 2022 (NR/BB)
2,850,000 6.000
(c)
10/15/2052
2,809,762
Chester County IDA Student Housing RB for University Student
Housing, LLC Project West Chester University Series 2013 A
(Ba1/NR)
500,000 5.000
08/01/2035
500,077
1,070,000 5.000
08/01/2045
1,003,490
Commonwealth Financing Authority Tobacco Master Settlement
Payment RB Series 2018 (AGM) (Aa3/AA)
2,325,000 4.000
06/01/2039
2,289,635
Cumberland County Municipal Authority RB Diakon Lutheran
Social Ministries Series 2015 (NR/NR)
505,000 5.000
01/01/2038
505,225
Dauphin County General Authority RB for The Harrisburg
University of Science & Technology Series 2020 (NR/B-)
5,100,000 5.875
(c)
10/15/2040
3,948,538
17,325,000 6.250
(c)
10/15/2053
12,491,687
Dauphin County General Authority University RB for Harrisburg
University of Science & Technology Project Series 2017
(NR/B-)
850,000 5.000
(c)
10/15/2034
687,438
Doylestown Hospital Authority Commonwealth of Pennsylvania
Doylestown Hospital RB Series 2024 (NR/NR)
2,375,000 5.375
(c)
07/01/2039
2,616,774
Doylestown Hospital Authority Commonwealth of Pennsylvania
Hospital RB 2013 Series A (Aa3/AA)
1,000,000 5.000
07/01/2028
1,001,326
Doylestown Hospital Authority RB Series 2016A (Aa3/NR)
180,000 4.000
(f)
07/01/2029
186,990
Doylestown Hospital Authority RB Series 2016A (Aa3/AA)
445,000 5.000
07/01/2041
447,188
1,620,000 4.000
07/01/2045
1,515,406
1,340,000 5.000
07/01/2046
1,343,334
Doylestown Hospital Authority RB Series 2019A (NR/NR)
415,000 5.000
(f)
07/01/2026
419,198

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Pennsylvania – (continued)
Franklin County Industrial Development Authority RB Refunding
for Menno-Haven, Inc. Obligated Group Series 2018 (NR/NR)
$ 1,100,000 5.000%
12/01/2043
$ 1,050,526
900,000 5.000
12/01/2048
813,875
1,750,000 5.000
12/01/2053
1,523,437
Geisinger Authority Health System RB for Geisinger Health
System Series 2007 (NR/AA-)
(3M USD SOFR + 0.77%)
52,950,000 0.907
(g)(h)
05/01/2037
50,739,608
Lancaster County Hospital Authority RB Refunding for St. Anne's
Retirement Community Obligated Group Series 2020 (NR/NR)
750,000 5.000
03/01/2045
649,572
Lancaster Municipal Authority Healthcare Facilities RB Series A of
2025 Luthercare Project Tax-Exempt (NR/NR)
1,150,000 5.000
12/01/2055
1,105,664
Latrobe Industrial Development Authority RB for Seton Hill
University Series of 2021 (NR/BBB-)
285,000 5.000
03/01/2032
297,824
Latrobe Industrial Development Authority RB Refunding for Seton
Hill University Series 2021 (NR/BBB-)
450,000 4.000
03/01/2035
434,405
465,000 4.000
03/01/2036
443,575
275,000 4.000
03/01/2037
259,123
335,000 4.000
03/01/2039
306,806
250,000 4.000
03/01/2040
222,739
250,000 4.000
03/01/2041
217,969
625,000 4.000
03/01/2046
505,532
675,000 4.000
03/01/2051
527,262
Lincoln University of The Commonwealth System of Higher
Education RB Refunding Tax Exempt Social Bonds 2023
Series A (Baa3/NR)
4,060,000 5.250
07/01/2044
3,858,120
Mercer County Industrial Development Authority College RB for
Thiel College Project Series 2020 (NR/NR)
4,020,000 6.125
(c)
10/01/2050
2,847,483
Monroe County Industrial Development Authority Special
Obligation Revenue Refunding Bonds Tobyhanna Township
Project, Series of 2025 (Tax-Exempt) (NR/NR)
2,075,000 5.000
07/01/2031
2,137,418
Monroe County Industrial Development Authority Tax Increment
Financing Revenue Refunding Bonds Camelback Pocono
Township Project Series of 2025 (Tax-Exempt) (NR/NR)
1,485,000 5.000
07/01/2033
1,510,988
Montgomery County Industrial Development Authority Retirement
Communities RB Acts Retirement-Life Communities Inc
Obligated Group Series 2025A (NR/NR)
1,500,000 5.000
11/15/2055
1,482,388
Northampton County Industrial Development Authority RB
Refunding for Morningstar Senior Living, Inc. Obligated
Group Series 2019 (NR/NR)
1,900,000 5.000
11/01/2044
1,739,891
2,100,000 5.000
11/01/2049
1,828,205
Northeastern Pennsylvania Hospital & Education Authority RB for
King's College Project Series 2019 (NR/BBB)
2,145,000 5.000
05/01/2044
2,051,058
Pennsylvania Economic Development Financing Authority Exempt
Facilities RR Bonds Series 2009B (B2/B)
3,675,000 5.250
(a)(b)
12/01/2038
3,697,995
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Pennsylvania – (continued)
Pennsylvania Economic Development Financing Authority Exempt
Facilities RR Bonds Series 2009C (B2/B)
$ 6,450,000 5.250%
(a)(b)
12/01/2037
$ 6,492,613
Pennsylvania Economic Development Financing Authority RB for
Presbyterian Senior Living Project, Series 2023B-1 (NR/NR)
1,850,000 5.250
07/01/2049
1,853,876
Pennsylvania Economic Development Financing Authority RB for
Presbyterian Senior Living Project, Series 2023B-2 (NR/NR)
2,750,000 5.000
07/01/2042
2,812,364
2,300,000 5.250
07/01/2046
2,324,856
Pennsylvania Economic Development Financing Authority RB
Refunding for Presbyterian Homes Obligated Group Series
2021 (NR/NR)
2,250,000 4.000
07/01/2046
1,949,772
Pennsylvania Economic Development Financing Authority Tax
Exempt Private Activity RB for Penndot Major Bridges
Package One Project Series 2022 (Baa2/NR)
1,375,000 5.250
06/30/2053
1,393,681
16,825,000 6.000
06/30/2061
17,729,403
Pennsylvania Economic Development Financing Authority Tax
Exempt Private Activity RB for Penndot Major Bridges
Package One Project Series 2022 (AGM) (A1/AA)
5,000,000 5.000
12/31/2057
4,931,396
Pennsylvania Higher Educational Facilities Authority La Salle
University RB Series 2012 (NR/BB-)
2,820,000 4.000
05/01/2032
2,305,713
2,830,000 5.000
05/01/2037
2,185,114
Pennsylvania Higher Educational Facilities Authority RB for
Foundation for Indiana University of Pennsylvania Series 2007
A (AGC) (NR/AA)
(3M USD SOFR + 0.65%)
10,850,000 3.495
(h)
07/01/2039
10,069,906
Pennsylvania Higher Educational Facilities Authority RB for La
Salle University Series 2012 (NR/BB-)
5,850,000 5.000
05/01/2042
4,096,523
Pennsylvania Higher Educational Facilities Authority Student
Housing RB Refunding for University Properties, Inc. Student
Housing Project Series 2016 A (Baa3/NR)
365,000 5.000
07/01/2031
365,479
400,000 5.000
07/01/2035
394,088
Philadelphia Authority for Industrial Development Charter School
RB for Green Woods Charter School Project Series 2022A
(NR/BB+)
1,705,000 5.250
06/15/2052
1,629,098
Philadelphia Authority for Industrial Development Charter School
RB for Tacony Academy Charter School Project Series 2023
(NR/BB)
1,150,000 5.375
(c)
06/15/2038
1,161,063
1,600,000 5.500
(c)
06/15/2043
1,584,137
Philadelphia Authority for Industrial Development La Salle
University  RB, Series 2017 (NR/BB-)
100,000 3.500
05/01/2032
79,684
Philadelphia Authority For Industrial Development La Salle
University RB Series 2017 (NR/BB-)
3,480,000 4.000
05/01/2042
2,128,702
Philadelphia Authority For Industrial Development La Salle
University RB Series 2024 (NR/BB-)
23,260,000 6.250
(c)
05/01/2042
19,040,264

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Pennsylvania – (continued)
Philadelphia Authority for Industrial Development RB for
Independence Charter School Series 2019 (NR/NR)
$ 2,225,000 5.000%
06/15/2050
$ 1,926,035
Philadelphia Authority for Industrial Development RB for Mast
Community Charter School II Series 2020 A (NR/BBB)
310,000 5.000
08/01/2040
314,940
Philadelphia Authority for Industrial Development RB for MaST
Community Charter School II Series 2020 A (NR/BBB)
1,075,000 5.000
08/01/2050
1,054,479
Philadelphia Hospitals and Higher Education Facilities Authority
RB for Temple University Health System Obligation Group
Series 2017 (Baa3/BBB)
3,000,000 5.000
07/01/2034
3,039,227
Philadelphia Hospitals and Higher Education Facilities Authority
RB Refunding for Temple University Health System
Obligation Group Series 2017 (Baa3/BBB)
4,490,000 5.000
07/01/2032
4,563,020
Scranton Redevelopment Authority RB Refunding for Guaranteed
Lease Series 2016 A (MUN GOVT GTD) (NR/BBB+)
1,020,000 5.000
11/15/2028
1,020,602
Susquehanna Area Regional Airport Authority Airport System RB
Series 2017 (Baa3/NR)
1,225,000 5.000
01/01/2038
1,235,810
Susquehanna Area Regional Airport Authority RB Refunding for
Airport System Series 2017 (Baa3/NR)
1,100,000 5.000
01/01/2035
1,111,944
The Berks County Municipal Authority RB for Alvernia University
Project Series 2020 (NR/BB+)
555,000 5.000
10/01/2039
526,357
1,125,000 5.000
10/01/2049
944,939
The Berks County Municipal Authority RB for Tower Health
Project Series 2024 A-4 (NR/NR)
23,036,000 7.000
06/30/2039
18,544,590
The Berks County Municipal Authority RB for Tower Health
Project Series 2024 B-1 (NR/NR)
12,176,000 0.000
(g)
06/30/2044
8,399,342
The Berks County Municipal Authority RB for Tower Health
Project Series 2024 B-2 (NR/NR)
4,730,000 0.000
(g)
06/30/2044
2,415,508
The Berks County Municipal Authority RB for Tower Health
Project Series 2024A-1 (NR/NR)
4,387,000 8.000
06/30/2034
4,398,639
The Berks County Municipal Authority RB for Tower Health
Project Series 2024A-2 (NR/NR)
2,188,000 6.000
06/30/2034
2,351,170
The Berks County Municipal Authority RB for Tower Health
Project Series 2024A-3 (NR/NR)
30,661,000 5.000
06/30/2039
27,597,203
Upper Dauphin IDA RB for Pennsylvania Steam Academy Charter
School Project Series 2022A (NR/NR)
4,485,000 6.250
(c)
07/01/2057
4,400,766
Washington County Redevelopment Authority RB Refunding for
Victory Center Tax Increment Financing Project Series 2018
(NR/BB)
515,000 5.000
07/01/2028
517,444
1,000,000 5.000
07/01/2035
1,004,819
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Pennsylvania – (continued)
Westmoreland County Industrial Development Authority RB
Refunding for Excela Health Obligated Group Series 2020 A
(Baa3/NR)
$ 1,475,000 4.000%
07/01/2037
$ 1,431,554
392,924,045
Puerto Rico - 9.1%
GDB Debt Recovery Authority Bonds (NR/NR)
17,778,582 7.500
08/20/2040
17,292,860
HTA Trust Certificates Class L-2028 Units (NR/NR)
3,919,542 5.250
07/01/2038
3,920,373
Puerto Rico Aqueduct and Sewer Authority Revenue Refunding
Bonds Series 2020A (NR/NR)
4,325,000 5.000
(c)
07/01/2030
4,526,773
7,950,000 5.000
(c)
07/01/2035
8,233,868
Puerto Rico Aqueduct and Sewer Authority Revenue Refunding
Bonds Series 2022A (NR/NR)
9,270,000 5.000
(c)
07/01/2037
9,617,987
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB
Refunding for Senior Lien Series 2020 A (NR/NR)
46,765,000 5.000
(c)
07/01/2047
45,823,649
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB
Refunding Series 2021 C (NR/NR)
9,400,000 3.750
(c)
07/01/2027
9,100,226
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB
Refunding Series 2022 A (NR/NR)
3,000,000 4.000
(c)
07/01/2042
2,835,336
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB
Series 2021 A (NR/NR)
3,250,000 4.000
(c)
07/01/2042
3,071,614
Puerto Rico Commonwealth Aqueduct and Sewer Authority
Revenue Refunding Bonds 2021 B (NR/NR)
1,035,000 5.000
(c)
07/01/2037
1,068,554
Puerto Rico Commonwealth Aqueduct and Sewer Authority
Revenue Refunding Bonds Series 2021B (NR/NR)
22,365,000 4.000
(c)
07/01/2042
21,137,428
Puerto Rico Commonwealth GO Bonds (NR/NR)
48,375,562 0.010
(a)(g)(i)
11/01/2043
30,960,360
Puerto Rico Commonwealth GO Clawback Bonds (NR/NR)
27,678,380 0.010
(a)(g)(i)
11/01/2051
16,191,852
Puerto Rico Commonwealth GO Clawback CVIs (NR/NR)
33,066,855 0.010
(a)(g)(i)
11/01/2051
21,617,456
Puerto Rico Commonwealth GO CVIs (NR/NR)
2,012,047 0.010
(a)(g)(i)
11/01/2051
679,066
Puerto Rico Commonwealth GO Restructured Bonds Series 2022
A-1 (NR/NR)
811,379 5.625
07/01/2029
859,714
16,610,960 5.750
07/01/2031
18,248,882
61,106,206 0.000
(e)
07/01/2033
44,219,164
3,435,196 4.000
07/01/2033
3,434,176
7,201,113 4.000
07/01/2035
7,076,435
10,253,482 4.000
07/01/2037
9,939,691
19,508,950 4.000
07/01/2041
18,037,874
61,917,776 4.000
07/01/2046
54,020,126
Puerto Rico Electric Power Authority Power RB (NR/NR)
450,000 5.000 *
07/01/2021
300,375
455,000 5.000 *
07/01/2027
303,713
Puerto Rico Electric Power Authority Power RB Series 2012A
(NR/NR)
1,970,000 4.800 *
07/01/2029
1,314,975

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Electric Power Authority Power RB Series 2012A
(NR/NR) – (continued)
$ 39,159,700 5.000%*
07/01/2042
$ 26,139,100
Puerto Rico Electric Power Authority Power RB Series 2013A
(NR/NR)
715,000 7.250 *
07/01/2030
477,263
6,760,000 7.000 *
07/01/2033
4,512,300
19,535,000 6.750 *
07/01/2036
13,039,612
6,800,000 7.000 *
07/01/2040
4,539,000
Puerto Rico Electric Power Authority Power RB Series 4 (NR/NR)
1,678,950 10.000 *
07/01/2022
1,120,699
Puerto Rico Electric Power Authority Power RB Series A-4
(NR/NR)
2,415,332 10.000 *
07/01/2019
1,612,234
Puerto Rico Electric Power Authority Power RB Series AAA
(NR/NR)
1,160,000 5.250 *
07/01/2021
774,300
130,000 5.250 *
07/01/2023
86,775
550,000 5.250 *
07/01/2030
367,125
3,970,000 5.250 *
07/01/2031
2,649,975
Puerto Rico Electric Power Authority Power RB Series B-4
(NR/NR)
2,415,332 10.000 *
07/01/2019
1,612,234
Puerto Rico Electric Power Authority Power RB Series BBB
(NR/NR)
90,000 5.400 *
07/01/2028
60,075
Puerto Rico Electric Power Authority Power RB Series CCC
(NR/NR)
1,545,000 5.000 *
07/01/2022
1,031,288
90,000 4.250 *
07/01/2023
60,075
60,000 4.500 *
07/01/2023
40,050
50,000 4.600 *
07/01/2024
33,375
210,000 4.625 *
07/01/2025
140,175
900,000 5.000 *
07/01/2025
600,750
25,000 5.000 *
07/01/2026
16,687
10,000,000 5.250 *
07/01/2026
6,675,000
65,000 4.800 *
07/01/2027
43,387
2,425,000 5.250 *
07/01/2027
1,618,688
6,020,000 5.000 *
07/01/2028
4,018,350
Puerto Rico Electric Power Authority Power RB Series DDD
(NR/NR)
575,000 5.000 *
07/01/2020
383,812
Puerto Rico Electric Power Authority Power RB Series E-1
(NR/NR)
5,036,850 10.000 *
01/01/2021
3,362,097
Puerto Rico Electric Power Authority Power RB Series E-2
(NR/NR)
5,036,850 10.000 *
07/01/2021
3,362,097
Puerto Rico Electric Power Authority Power RB Series E-3
(NR/NR)
1,678,950 10.000 *
01/01/2022
1,120,699
Puerto Rico Electric Power Authority Power RB Series EEE
(NR/NR)
1,175,000 5.950 *
07/01/2030
784,313
6,720,000 6.050 *
07/01/2032
4,485,600
115,000 6.250 *
07/01/2040
76,762
Puerto Rico Electric Power Authority Power RB Series SS
(NR/NR)
130,000 4.625 *
07/01/2030
86,775
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Electric Power Authority Power RB Series TT
(NR/NR)
$ 300,000 4.200%*
07/01/2019
$ 200,250
700,000 5.000 *
07/01/2025
467,250
9,895,000 5.000 *
07/01/2032
6,604,913
2,900,000 5.000 *
07/01/2037
1,935,750
Puerto Rico Electric Power Authority Power RB Series VV
(NATL) (NR/NR)
1,250,000 5.250
07/01/2032
1,269,613
Puerto Rico Electric Power Authority Power RB Series WW
(NR/NR)
2,000,000 5.500 *
07/01/2020
1,335,000
480,000 5.375 *
07/01/2022
320,400
1,100,000 5.250 *
07/01/2025
734,250
6,030,000 5.250 *
07/01/2033
4,025,025
18,715,000 5.500 *
07/01/2038
12,492,262
Puerto Rico Electric Power Authority Power RB Series XX
(NR/NR)
20,000 4.875 *
07/01/2027
13,350
1,775,000 5.250 *
07/01/2035
1,184,813
52,455,000 5.250 *
07/01/2040
35,013,712
Puerto Rico Electric Power Authority Power RB Series YY
(NR/NR)
2,460,000 6.125 *
07/01/2040
1,642,050
Puerto Rico Electric Power Authority Power RB Series ZZ
(NR/NR)
65,000 3.700 *
07/01/2017
43,387
1,230,000 5.000 *
07/01/2017
821,025
145,000 4.250 *
07/01/2018
96,787
3,130,000 5.000 *
07/01/2019
2,089,275
260,000 4.250 *
07/01/2020
173,550
25,000 5.250 *
07/01/2020
16,688
80,000 4.375 *
07/01/2021
53,400
100,000 4.375 *
07/01/2022
66,750
65,000 5.000 *
07/01/2022
43,388
190,000 4.500 *
07/01/2023
126,825
1,275,000 5.250 *
07/01/2024
851,062
135,000 4.625 *
07/01/2025
90,112
350,000 5.250 *
07/01/2025
233,625
2,475,000 5.250 *
07/01/2026
1,652,063
Puerto Rico Electric Power Authority Power RB, Series 2013A
(NR/NR)
1,300,000 7.000 *
07/01/2043
867,750
Puerto Rico Electric Power Authority Power RB, Series AAA
(NR/NR)
450,000 5.250 *
07/01/2024
300,375
Puerto Rico Electric Power Authority Power Revenue Custodial
Receipts Series Prb MM (NATL) (NR/NR)
22,555,000 0.000
(c)(g)
07/01/2030
14,688,944
Puerto Rico Electric Power Authority Power Revenue Refunding
Bonds Series DDD (NR/NR)
215,000 3.300 *
07/01/2019
143,512
80,000 3.500 *
07/01/2020
53,400
155,000 3.625 *
07/01/2021
103,463
60,000 3.750 *
07/01/2022
40,050
730,000 3.875 *
07/01/2023
487,275

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Electric Power Authority RB Refunding Series 2007
UU (AGM) (A1/AA)
(3M USD SOFR + 0.52%)
$ 38,047,000 3.359%
(h)
07/01/2029
$ 36,878,462
Puerto Rico Electric Power Authority RB Refunding Series 2010
ZZ (NR/NR)
126,000 5.000 *
07/01/2024
84,105
Puerto Rico Electric Power Authority RB Series 2010 AAA
(NR/NR)
1,489,000 5.250 *
07/01/2027
993,907
5,299,000 5.250 *
07/01/2028
3,537,083
Puerto Rico Electric Power Authority RB Series TT (NR/NR)
5,790,000 5.000 *
07/01/2037
3,864,825
Puerto Rico Electric Power Authority RB Series WW (NR/NR)
5,550,000 5.000 *
07/01/2028
3,704,625
Puerto Rico Industrial Tourist Educational Medical and
Environmental Control Facilities Financing Authority Afica
Dock and Wharf RB forward Delivery Collectively The “Series
2023 Bonds” (NR/BBB-)
4,185,000 6.250
01/01/2040
4,764,727
Puerto Rico Industrial Tourist Educational,
Medical and Environmental Control Facilities
Financing Authority Dock and Wharf RB
1,355,000 6.500
01/01/2042
1,541,288
6,400,000 6.750
01/01/2045
7,248,849
Puerto Rico Industrial Tourist, Educational Medical and
Environmental Control Facilities Financing Authority Afica
Dock and Wharf RB forward Delivery Collectively The “Series
2023 Bonds” (NR/BBB-)
565,000 6.500
01/01/2041
646,740
820,000 6.500
01/01/2042
929,643
2,275,000 6.750
01/01/2046
2,552,317
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital
Appreciation Restructured RB Series 2018 A-1 (NR/NR)
11,000 0.000
(e)
07/01/2029
9,770
4,301,000 0.000
(e)
07/01/2031
3,533,567
4,843,000 0.000
(e)
07/01/2033
3,667,324
388,936,000 0.000
(e)
07/01/2046
129,912,364
240,225,000 0.000
(e)
07/01/2051
60,095,527
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital
Appreciation Restructured RB Series 2019 A-2 (NR/NR)
107,434,000 4.329
07/01/2040
105,111,599
562,000 4.536
07/01/2053
509,059
41,286,000 4.784
07/01/2058
38,545,943
Puerto Rico Sales Tax Financing Corporation Sales Tax
Restructured RB Series 2018 A-1 (NR/NR)
3,939,000 4.500
07/01/2034
3,939,067
35,985,000 4.750
07/01/2053
33,918,151
202,202,000 5.000
07/01/2058
194,671,027
1,169,704,512
Rhode Island - 0.4%
Rhode Island Health and Educational Building Corporation
Hospital Financing RB Lifespan Obligated Group Issue Series
2024 (NR/BBB+)
5,220,000 5.250
05/15/2049
5,295,098
13,785,000 5.250
05/15/2054
13,933,229
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Rhode Island – (continued)
Rhode Island Health and Educational Building Corporation Public
Schools Financing RB for Town of Cumberland Issue Series
2023 A (NR/AA+)
$ 10,000,000 4.125%
05/15/2053
$ 9,475,942
Rhode Island Housing & Mortgage Finance Corp.
Homeownership Opportunity Bonds Series 82-A
(Non-AMT) (GNMA COLL) (Aa1/AA+)
7,290,000 4.600
10/01/2049
7,165,056
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds
Series 2007 B (NR/CCC-)
124,220,000 0.000
(e)
06/01/2052
17,451,668
Tobacco Settlement Financing Corporation Tobacco Settlement
Asset-Backed Bonds Series 2015B (NR/NR)
2,750,000 5.000
06/01/2050
2,722,332
56,043,325
South Carolina - 0.4%
City of Goose Creek South Carolina Carnes Crossroads
Improvement District Assessment RB Series 2025 (NR/NR)
1,000,000 5.250
(c)
10/01/2045
1,003,069
2,000,000 5.500
(c)
10/01/2055
2,010,443
Lancaster County Assessment RB for Edgewater Improvement
District Series 2003 A (NR/NR)
2,207,000 6.875
11/01/2035
2,209,302
Lancaster County South Carolina Roselyn Residential Improvement
District Assessment RB Series 2025 (NR/NR)
1,525,000 6.200
(c)
06/01/2055
1,567,894
Lancaster County South Carolina Roselyn Residential Improvement
District Assessment RB, Series 2025 (NR/NR)
590,000 6.000
(c)
06/01/2045
608,747
South Carolina Economic Development Authority Educational
Facilities Tax Exempt RB for Polaris Tech Charter School
Project Series 2022A (NR/NR)
900,000 5.125
(c)
06/15/2042
856,513
6,160,000 5.250
(c)
06/15/2052
5,525,872
5,615,000 5.250
(c)
06/15/2057
4,944,105
South Carolina Jobs-Economic Development Authority Health
Care Facilities RB Novant Health Obligated Group Series
2024A (A1/A+)
6,925,000 4.500
11/01/2054
6,720,814
South Carolina Jobs-Economic Development Authority Health
Care Facilities RB Novant Health Obligated Group, Series
2024A (A1/A+)
1,820,000 5.500
11/01/2049
1,937,332
2,730,000 5.500
11/01/2050
2,898,047
South Carolina Jobs-Economic Development Authority Healthcare
RB for Beaufort Memorial Hospital & South of Broad
Healthcare Project Series 2024 (NR/BB)
2,525,000 5.750
11/15/2054
2,582,937
South Carolina Jobs-Economic Development Authority RB for
ACTS Retirement-Life Communities, Inc. Obligated Group
Series 2018 C (NR/NR)
1,135,000 5.000
11/15/2047
1,136,809
South Carolina Public Service Authority Revenue Obligations 2015
Tax Exempt Series E (NR/A-)
5,000,000 5.250
12/01/2055
5,001,378
South Carolina Public Service Authority Revenue Obligations 2022
Tax Exempt Series E (AGM) (A1/AA)
9,000,000 5.000
12/01/2052
9,233,280

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
South Carolina – (continued)
Spartanburg Regional Health Services District Obligated Group RB
Series 2020 A (AGM) (A1/AA)
$ 2,000,000 3.000%
04/15/2049
$ 1,541,102
State of South Carolina Public Service Authority Revenue
Refunding Obligations Series 2022 A (BAM-TCRS) (A3/AA)
5,000,000 4.000
12/01/2052
4,576,949
54,354,593
South Dakota - 0.0%
County of Lincoln RB Refunding for The Augustana College
Association Series 2021 A (NR/BBB-)
1,050,000 4.000
08/01/2056
832,658
1,450,000 4.000
08/01/2061
1,123,307
1,955,965
Tennessee - 0.4%
City of Chattanooga Health, Educational & Housing Board RB for
Commonspirit Health Series 2019A-2 (A3/A-)
2,000,000 5.000
08/01/2049
2,011,966
Greeneville Health & Educational Facilities Board RB for Ballad
Health Obligated Group Series 2018 A (A3/A-)
1,230,000 4.000
07/01/2040
1,193,214
Health, Educational and Housing Facility Board of The
County of Knox Student Housing RB Series 2024A-1
(Tax-Exempt) (BAM) (NR/AA)
1,250,000 5.500
07/01/2054
1,310,315
4,000,000 5.000
07/01/2064
4,010,350
Industrial Development Board of The Metropolitan Government of
Davidson County Senior Special Assessment RB Series 2021A
(NR/NR)
1,150,000 4.000
(c)
06/01/2051
987,744
Industrial Development Board of The Metropolitan Government of
Davidson County Senior Special Assessment Revenue Capital
Appreciation Bonds Series 2021B (NR/NR)
2,705,000 0.000
(c)(e)
06/01/2043
1,172,030
Memphis-Shelby County Industrial Development Board Tax
Allocation Refunding Bonds Series 2017 A (NR/NR)
100,000 4.750
07/01/2027
94,561
4,100,000 5.625
01/01/2046
2,793,006
Metropolitan Government Nashville & Davidson County Health &
Educational Facilities RB Refunding for Trevecca Nazarene
University Project Series 2019 (NR/NR)
275,000 5.000
10/01/2029
282,109
410,000 5.000
10/01/2039
416,504
500,000 5.000
10/01/2048
477,721
Metropolitan Nashville Airport Authority Subordinate Airport  RB,
Series 2019B (AMT) (A2/NR)
5,000,000 5.000
07/01/2049
5,043,173
Nashville Metropolitan Development & Housing Agency RB for
Fifth+ Broadway Development Project Series 2018 (NR/NR)
850,000 5.125
(c)
06/01/2036
863,447
The Health, Educational and Housing Facility Board of The County
of Shelby Tennessee Student Housing RB Madrone Memphis
Student Housing I LLC - University of Memphis Project Series
2024A-1 (NR/BB+)
900,000 5.000
(c)
06/01/2044
892,912
2,025,000 5.250
(c)
06/01/2056
1,954,342
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Tennessee – (continued)
The Metropolitan Government of Nashville and Davidson
County Tennessee Water and Sewer Revenue Refunding and
Improvement Bonds, Series 2025 (Aa2/AA)
$ 9,300,000 5.000%
07/01/2050
$ 9,715,301
20,000,000 5.250
07/01/2055
21,330,454
54,549,149
Texas - 8.2%
Argyle Special Assessment RB for Waterbrook of Argyle Public
Improvement District Project Series 2018 (NR/NR)
300,000 4.625
(c)
09/01/2028
303,282
2,340,000 5.125
(c)
09/01/2038
2,365,336
2,580,000 5.250
(c)
09/01/2047
2,583,687
Arlington Higher Education Finance Corp. Education RB for Basis
Texas Charter Schools Inc. Series 2024 (Ba2/NR)
970,000 4.875
(c)
06/15/2054
873,823
900,000 4.875
(c)
06/15/2059
803,163
1,100,000 5.000
(c)
06/15/2064
985,256
Arlington Higher Education Finance Corp. Education RB for Great
Hearts America - Texas Series 2024A (Ba1/NR)
1,100,000 5.000
08/15/2054
1,017,328
Arlington Higher Education Finance Corp. Education RB for
Harmony Public Schools Series 2024 (PSF-GTD) (NR/AAA)
10,500,000 4.000
02/15/2054
9,435,620
Arlington Higher Education Finance Corp. Education RB for
Legacy Traditional Schools Project Series 2022A (NR/NR)
5,500,000 6.750
(c)
02/15/2062
5,477,894
Arlington Higher Education Finance Corp. Education RB Series
2022A (NR/NR)
1,495,000 5.625
08/15/2052
777,400
1,780,000 5.750
08/15/2057
925,600
Arlington Higher Education Finance Corp. RB Refunding for
Wayside Schools Series 2021 A (NR/BB)
305,000 4.000
08/15/2036
283,605
560,000 4.000
08/15/2041
483,678
810,000 4.000
08/15/2046
653,159
Austin Convention Enterprises, Inc. Convention Center Hotel First
Tier RB Refunding Series 2017 A (NR/BB+)
1,480,000 5.000
01/01/2029
1,492,159
Austin Convention Enterprises, Inc. Convention Center Hotel First
Tier RR Bonds, Series 2017A (NR/BB+)
450,000 5.000
01/01/2032
453,421
450,000 5.000
01/01/2033
453,088
Bastrop County Special Assessment for Double Eagle Ranch
Public Improvement District Area One Project RB Series 2023
(NR/NR)
900,000 5.375
(c)
09/01/2053
879,754
Bastrop County, Special Assessment RB, Series 2024 Double Eagle
Ranch Public Improvement District Improvement Area #2
Project (NR/NR)
505,000 5.250
09/01/2044
515,864
675,000 5.500
09/01/2054
685,311
Baybrook Municipal Utility District No. 1 Texas UT Bonds Series
2025 (BAM) (Baa1/AA)
3,665,000 4.250
05/01/2050
3,398,160
Board of Managers, Joint Guadalupe County - City of Seguin
Hospital Mortgage Improvement RB Refunding Bonds Series
2015 (NR/BB)
3,575,000 5.250
12/01/2035
3,576,167
2,435,000 5.000
12/01/2040
2,434,870

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Brazoria County Industrial Development Corp. Solid Waste
Disposal Facilities RB for Aleon Renewable Metals Project
(NR/NR)
$ 6,186,633
0.010%
(a)(b)(c)
(g)
06/01/2042
$ 618,663
Caddo Mills Independent School District Unlimited Tax School
Building Bonds, Series 2023 (PSF-GTD) (Aaa/NR)
5,035,000 4.250
02/15/2053
4,863,198
Cedar Bayou Navigation District Special Assessment Series 2020
(NR/NR)
9,415,000 6.000
09/15/2051
7,723,575
Celina Independent School District Unlimited Tax School Building
Bonds, Series 2023 (PSF-GTD) (Aaa/AAA)
10,000,000 4.000
02/15/2053
9,310,772
Central Texas Regional Mobility Authority RB Refunding Senior
Lien Series 2021D (A2/A+)
3,670,000 3.000
01/01/2046
2,810,323
City of Alvarado Texas A Municipal Corporation of The State of
Texas Located in Johnson County Special Assessment  RB,
Series 2025 (NR/NR)
720,000 5.750
(c)
09/01/2045
738,221
760,000 6.000
(c)
09/01/2054
777,515
City of Anna Special Assessment Bonds for Hurricane Creek
Public Improvement District Project Series 2019 (NR/NR)
2,190,000 6.500
(c)
09/01/2048
2,250,606
City of Anna Special Assessment RB for Anacapri Public
Improvement District Improvement Area 1 Project, Series 2023
(NR/NR)
2,300,000 7.375
(c)
09/15/2052
2,521,521
City of Anna Special Assessment RB for Hurricane Creek Public
Improvement District Project Series 2022 (NR/NR)
1,931,000 6.000
(c)
09/01/2052
1,962,133
City of Anna Special Assessment RB for Meadow Vista Public
Improvement District Improvement Area #1 Project Series
2024 (NR/NR)
450,000 5.500
(c)
09/15/2044
455,693
City of Anna Special Assessment RB for The Woods at Lindsey
Place Public Improvement District Improvement Area #1
Project Series 2023 (NR/NR)
1,375,000 5.875
(c)
09/15/2053
1,417,123
City of Anna Texas A Municipal Corporation of The State of Texas
Located in Collin County Special Assessment RB Series 2024
(NR/NR)
1,100,000 5.750
(c)
09/15/2054
1,111,788
City of Aubrey Special Assessment for Aubrey Public Improvement
District No. 1 RB Series 2023 (NR/NR)
1,425,000 5.875
(c)
09/01/2043
1,449,329
1,475,000 6.000
(c)
09/01/2053
1,489,340
City of Aubrey Special Assessment RB for Jackson Ridge Public
Improvement District Project Series 2022 (NR/NR)
1,620,000 6.000
(c)
09/01/2045
1,696,530
City of Aubrey Texas A Municipal Corp. of The State of Texas
Located In Denton County Special Assessment RB Series 2025
(NR/NR)
2,000,000 5.625
(c)
12/31/2055
1,987,763
City of Aubrey Texas A Municipal Corp. of The State of Texas
Located in Denton County Special Assessment RB Series 2025
(Duck Point Public Improvement District) (NR/NR)
1,000,000 5.375
(c)
12/31/2045
990,441
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Austin Special Assessment RB for Estancia Hill Country
Public Improvement District Series 2018 (NR/NR)
$ 3,825,000 5.125%
(c)
11/01/2033
$ 3,841,517
City of Austin Special Assessment RB for Whisper Valley Public
Improvement District Improvement Area #3 Series 2024
(NR/NR)
650,000 5.250
(c)
11/01/2053
635,451
City of Austin Special Assessment RB for Whisper Valley Public
Improvement District Project Series 2022 (NR/NR)
1,170,000 5.500
(c)
11/01/2051
1,184,921
City of Balch Springs Texas Special Assessment  RB, Series 2025
(NR/NR)
1,175,000 5.875
(c)
09/15/2054
1,207,105
City of Bastrop Texas A Municipal Corp. of The State of Texas
Located In Bastrop County Special Assessment RB Series
2025 (NR/NR)
1,003,000 5.625
(c)
09/01/2055
1,010,404
City of Bee Cave Special Assessment RB Series 2021 (NR/NR)
563,000 4.750
(c)
09/01/2031
555,540
1,540,000 5.000
(c)
09/01/2041
1,488,221
1,907,000 5.250
(c)
09/01/2051
1,823,966
City of Blue Ridge, Texas Special Assessment  RB, Series 2025
(NR/NR)
512,000 5.625
(c)
09/15/2045
523,797
681,000 5.875
(c)
09/15/2055
696,165
City of Boyd Texas, A Municipal Corporation of The State of Texas
Located in Wise County Special Assessment  RB, Series 2025
(NR/NR)
566,000 5.625
(c)
09/15/2045
581,204
City of Boyd, Texas A Municipal Corporation of The State of Texas
Located in Wise County Special Assessment  RB, Series 2025
(NR/NR)
902,000 5.875
(c)
09/15/2055
927,212
City of Buda Texas A Municipal Corp. of The State of Texas
Located In Hays County Special Assessment RB Series 2025
(NR/NR)
5,000,000 6.625
(c)
09/01/2045
5,000,486
2,750,000 6.000
(c)
09/01/2055
2,710,644
5,000,000 6.750
(c)
09/01/2055
4,933,612
City of Celina Special Assessment Bonds for Wells South Public
Improvement District Series 2020 (NR/NR)
430,000 3.750
(c)
09/01/2040
388,491
1,451,000 4.000
(c)
09/01/2050
1,161,406
City of Celina Special Assessment for Edgewood Creek Public
Improvement District Phase#1 Project Series 2021 (NR/NR)
450,000 4.250
(c)
09/01/2041
417,857
City of Celina Special Assessment RB for Celina Hills Public
Improvement District Project Series 2022 (NR/NR)
1,021,000 5.000
(c)
09/01/2051
944,532
City of Celina Special Assessment RB for Chalk Hill Public
Improvement District No. 2 Phases #2-3 Direct Improvement
Project Series 2023 (NR/NR)
1,624,000 6.000
(c)
09/01/2053
1,626,601
City of Celina Special Assessment RB for Cross Creek Meadows
Public Improvement District Improvement Area #1 Project
Series 2023 (NR/NR)
1,424,000 6.125
(c)
09/01/2053
1,438,651

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Celina Special Assessment RB for Harper Estates Public
Improvement District Project Series 2023 (NR/NR)
$ 6,480,000 6.750%
(c)
09/01/2052
$ 6,485,299
City of Celina Special Assessment RB for Hillside Public
Improvement District Series 2022 (NR/NR)
812,000 3.375
(c)
09/01/2042
635,141
3,549,000 4.000
(c)
09/01/2052
2,786,193
City of Celina Special Assessment RB for Mosaic Public
Improvement District Phase #1 Project Series 2023 (NR/NR)
1,225,000 5.125
(c)
09/01/2043
1,235,491
1,676,000 5.500
(c)
09/01/2053
1,697,365
City of Celina Special Assessment RB for Parks at Wilson Creek
Series 2021 (NR/NR)
27,000 2.750
(c)
09/01/2026
26,763
78,000 3.500
(c)
09/01/2026
77,659
240,000 3.250
(c)
09/01/2031
225,248
446,000 4.000
(c)
09/01/2031
434,495
1,134,000 3.500
(c)
09/01/2041
969,734
959,000 4.250
(c)
09/01/2041
886,542
1,916,000 4.000
(c)
09/01/2051
1,566,292
1,410,000 4.500
(c)
09/01/2051
1,259,877
City of Celina Special Assessment RB for Parvin Public
Improvement District Project Series 2023 (NR/NR)
1,604,000 6.500
(c)
09/01/2043
1,619,398
2,100,000 6.750
(c)
09/01/2053
2,106,677
City of Celina Special Assessment RB for Ten Mile Creek Public
Improvement District Project Series 2023 (NR/NR)
701,000 6.250
(c)
09/01/2042
712,487
1,365,000 5.750
(c)
09/01/2052
1,388,202
1,175,000 6.500
(c)
09/01/2052
1,182,316
City of Celina Special Assessment RB for Wells South Public
Improvement District Neighborhood Improvement Project
Series 2022 (NR/NR)
1,215,000 5.625
(c)
09/01/2052
1,225,023
City of Celina Special Assessment RB Series 2022 (NR/NR)
910,000 4.000
(c)
09/01/2043
782,095
933,000 4.125
(c)
09/01/2051
766,495
City of Celina Texas a Municipal Corp. of The State of Texas
Located in Collin and Denton Counties Special Assessment
RB Series 2024 (NR/NR)
1,200,000 5.750
(c)
09/01/2054
1,216,834
City of Celina Texas A Municipal Corporation of The State of Texas
Located In Collin and Denton Counties Special Assessment
RB Series 2025 (NR/NR)
550,000 5.875
09/01/2045
547,605
City of Celina Texas A Municipal Corporation ofThe State ofTexas
Located In Collin and Denton Counties Special Assessment
RB, Series 2025 (NR/NR)
1,500,000 6.125
09/01/2055
1,483,809
City of Celina Texas Municipal Corp. Special Assessment RB for
Glen Crossing Public Improvement District Phase#1B Project
Series 2018 (NR/NR)
400,000 5.500
(c)
09/01/2046
401,680
City of Celina Texas Municipal Corp. Special Assessment RB for
Glen Crossing Public Improvement District Phase#2 Project
Series 2018 (NR/NR)
1,125,000 5.625
09/01/2038
1,153,657
1,686,000 5.750
09/01/2047
1,697,460
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Celina Texas Municipal Corp. Special Assessment RB for
Mosaic Public Improvement District Improvement Area #2
Project Series 2024 (NR/BBB-)
$ 1,600,000 5.125%
(c)
09/01/2044
$ 1,629,534
2,300,000 5.500
(c)
09/01/2054
2,350,705
City of Celina Texas Municipal Corp. Special Assessment RB for
Mosaic Public Improvement District Phase #1B Project Series
2024 (NR/NR)
400,000 5.375
(c)
09/01/2053
406,250
City of Celina Texas Municipal Corp. Special Assessment RB for
North Sky Public Improvement District Improvement Area
#1B Project Series 2024 (NR/NR)
609,000 5.000
09/01/2044
582,815
436,000 5.250
09/01/2052
409,571
City of Celina Texas Municipal Corp. Special Assessment RB for
Sutton Fields II Public Improvement District Phase#2-3 Project
Series 2019 (NR/NR)
2,330,000 4.250
(c)
09/01/2049
2,000,506
City of Celina Texas Municipal Corp. Special Assessment RB for
Sutton Fields II Public Improvement District Phase#4 Project
Series 2020 (NR/NR)
1,758,000 4.125
(c)
09/01/2050
1,455,274
City of Celina Texas Special Assessment RB Series 2025 (NR/NR)
509,000 5.375
(c)
09/01/2045
504,877
400,000 5.500
(c)
09/01/2045
401,251
1,525,000 5.625
(c)
09/01/2055
1,509,823
City of Celinac Special Assessment for Edgewood Creek Public
Improvement District Phase#1 Project Series 2021 (NR/NR)
150,000 4.750
(c)
09/01/2031
150,352
370,000 5.250
(c)
09/01/2041
371,620
500,000 5.500
(c)
09/01/2050
498,919
City of Corpus Christi Special Assessment RB for Whitecap Public
Improvement District No. 1 Improvement Area #1 Project
Series 2024 (NR/NR)
1,050,000 6.125
09/15/2044
1,051,500
1,825,000 6.500
09/15/2054
1,826,617
City of Crandall Cartwright Ranch Public Improvement District
Special Assessment Bond Series 2021 (NR/NR)
123,000 4.125
(c)
09/15/2026
123,137
261,000 4.750
(c)
09/15/2031
262,938
900,000 4.250
(c)
09/15/2041
847,189
500,000 5.000
(c)
09/15/2041
486,433
1,400,000 4.500
(c)
09/15/2051
1,243,453
650,000 5.250
(c)
09/15/2051
618,193
City of Crandall Special Assessment RB for River Ridge Public
Improvement District Project Series 2022 (NR/NR)
4,500,000 6.125
(c)
09/15/2052
4,649,220
City of Crandall Special Assessment RB for River Ridge Public
Improvement District Single Family Residential Major
Improvement Project Series 2022 (NR/NR)
1,580,000 6.750
(c)
09/15/2052
1,651,996
City of Crandall Texas A Municipal Corp. of The State of Texas
Located In Kaufman County Special Assessment RB Series
2025 (NR/NR)
625,000 5.250
(c)
09/15/2045
618,445
1,275,000 5.500
(c)
09/15/2055
1,268,471

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Dayton Junior Lien Special Assessment RB for Westpointe
Villages Public Improvement District Improvement Area #1
Project Series 2022B (NR/NR)
$ 1,305,000 5.750%
(c)
09/01/2052
$ 1,308,548
City of Dayton Junior Lien Special Assessment RB for Westpointe
Villages Public Improvement District Improvement Area #2
Project Series 2024B (NR/NR)
2,193,000 6.250
(c)
09/01/2054
2,159,944
City of Dayton Senior Lien Special Assessment RB for Westpointe
Villages Public Improvement District Improvement Area #1
Project Series 2022A (NR/NR)
1,413,000 5.250
(c)
09/01/2052
1,386,238
City of Dayton Senior Lien Special Assessment RB for Westpointe
Villages Public Improvement District Improvement Area #2
Project Series 2024A (NR/NR)
1,595,000 5.750
(c)
09/01/2054
1,604,128
City of Decatur, Texas, (A Municipal Corp. of The State of Texas
Located in Wise County) Special Assessment RB Series 2025
(Paloma Trails Public Improvement District Improvement Area
#1 Project) (NR/NR)
600,000 5.500
(c)
09/15/2045
605,968
1,300,000 5.750
(c)
09/15/2055
1,308,065
City of Decatur, Texas, (A Municipal Corp. of The State of Texas
Located in Wise County) Special Assessment RB Series
2025 (Paloma Trails Public Improvement District Major
Improvement Area Project) (NR/NR)
2,000,000 5.375
(c)
12/31/2045
2,065,726
765,000 6.375
(c)
09/15/2055
757,891
City of Decatur, Texas,
1,963,000 6.875
(c)
09/15/2054
1,999,118
City of Dorchester Texas Special Assessment RB Series 2024
(NR/NR)
950,000 6.000
(c)
09/15/2044
926,781
1,200,000 7.000
(c)
09/15/2044
1,195,871
1,350,000 6.250
(c)
09/15/2054
1,295,269
1,313,000 7.250
(c)
09/15/2054
1,291,843
City of Dripping Springs Special Assessment RB for Heritage
Public Improvement District Improvement Area #1 Project
Series 2023 (NR/NR)
1,219,000 5.500
(c)
09/01/2053
1,223,944
City of Dripping Springs Texas Special Assessment RB Series 2024
(NR/NR)
770,000 5.250
(c)
09/01/2054
759,362
City of Elmendorf Hickory Ridge Public Improvement District
Special Assessment Bond for Improvement Area No. 1 Series
2021 (NR/NR)
3,571,000 4.000
(c)
09/01/2051
2,809,874
City of Fate Special Assessment for Williamsburg East Public
Improvement District Area No. 1 Series 2020 (NR/NR)
692,000 3.875
(c)
08/15/2040
638,290
994,000 4.125
(c)
08/15/2050
823,156
City of Fate Special Assessment RB for Monterra Public
Improvement District Improvement Area #2 Project Series
2024 (NR/NR)
900,000 5.375
(c)
08/15/2044
899,237
1,350,000 5.750
(c)
08/15/2054
1,356,840
City of Fate Special Assessment RB for Monterra Public
Improvement District Series 2021 (NR/NR)
925,000 3.750
(c)
08/15/2041
818,959
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Fate Special Assessment RB for Monterra Public
Improvement District Series 2021 (NR/NR) – (continued)
$ 1,656,000 4.000%
(c)
08/15/2051
$ 1,336,340
City of Fate Special Assessment RB for Williamsburg East Public
Improvement District Project Series 2022 (NR/NR)
2,275,000 6.000
(c)
08/15/2052
2,311,567
City of Fate Special Assessment RB for Williamsburg Public
Improvement District No. 1 Phase#1 Series 2019 (NR/NR)
1,360,000 4.250
(c)
08/15/2049
1,177,940
City of Fate Special Assessment RB for Williamsburg Public
Improvement District No. 1 Series 2018 (NR/NR)
910,000 4.350
(c)
08/15/2039
879,414
1,920,000 4.500
(c)
08/15/2048
1,721,407
City of Fate Special Assessment RB for Williamsburg Public
Improvement District Series 2022 (NR/NR)
1,000,000 4.375
(c)
08/15/2052
886,533
City of Fate, Texas Special Assessment RB for Williamsburg Public
Improvement District No. 1 Phase 3B Series 2023 (NR/NR)
1,286,000 5.375
(c)
08/15/2053
1,296,529
City of Forney Special Assessment RB for Bellagio Public
Improvement District No. 1 RB Series 2023 (NR/NR)
6,995,000 6.500
(c)
09/15/2053
6,832,145
City of Friendswood Special Assessment RB for Friendswood
City Center Public Improvement District Initial Major
Improvements Project Series 2024 (NR/NR)
6,650,000 7.000
09/15/2054
6,681,408
City of Georgetown Special Assessment RB for Parks at Westhaven
Public Improvement District Project Series 2022 (NR/NR)
961,000 4.125
(c)
09/15/2042
910,336
617,000 4.250
(c)
09/15/2047
550,144
City of Granbury Texas A Municipal Corporation of The State of
Texas Located in Hood County Special Assessment  RB, Series
2025 (NR/NR)
1,500,000 7.250
09/15/2045
1,544,375
3,627,000 7.500
09/15/2055
3,728,286
City of Gunter Texas A Municipal Corp. of
The State of Texas Located in Grayson
County Special Assessment RB Series 2025
1,677,000 5.750
(c)
09/15/2055
1,687,404
City of Hackberry Special Assessment RB for Riverdale Lake
Public Improvement District No. 2 Phases 4-6 Project Series
2017 (NR/NR)
4,345,000 5.000
09/01/2047
4,238,682
City of Hackberry Special Assessment RB Refunding for
Hackberry Public Improvement District No. 3 Phases No. 13-
16 Project Series 2017 (NR/NR)
1,390,000 4.500
09/01/2037
1,373,458
2,420,000 5.000
09/01/2044
2,400,437
City of Hackberry Special Assessment RB Refunding for Hidden
Cove Public Improvement District No. 2 Project Series 2017
(NR/BBB-)
1,576,000 4.500
09/01/2038
1,553,686
City of Haslet Special Assessment RB for Haslet Public
Improvement District Series 2021 (NR/NR)
1,852,000 4.000
(c)
09/01/2051
1,470,081
City of Haslet Special Assessment RB Refunding for Haslet Public
Improvement District No. 5 1 Project Series 2019 (NR/NR)
2,450,000 4.375
(c)
09/01/2049
2,153,538

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Houston Airport System Special Facilities RB for United
Airlines Inc. Terminal Improvement Projects Series 2024B
(AMT) (Ba2/NR)
$ 13,850,000 5.500%
07/15/2038
$ 14,961,677
City of Houston Airport System Special Facilities RB for United
Airlines Technical Operations Center Project Series 2018
(NR/BB+)
4,430,000 5.000
07/15/2028
4,551,649
City of Houston Airport System Special Facilities RB for United
Airlines, Inc. Terminal Improvement Projects Series 2024B
(AMT) (Ba2/NR)
1,000,000 5.500
07/15/2039
1,073,143
City of Huntsville Special Assessment RB for The Reserves of
Huntsville Public Improvement District Series 2024 (NR/NR)
670,000 5.375
(c)
09/15/2044
677,191
642,000 5.625
(c)
09/15/2054
640,160
City of Hutto Emory Crossing Public Improvement District Special
Assessment Bond Series 2021 (NR/NR)
1,000,000 4.000
(c)
09/01/2056
776,718
City of Hutto Special Assessment RB for Cottonwood Creek Public
Improvement Series 2021 (NR/NR)
2,491,000 4.000
(c)
09/01/2051
1,986,007
City of Hutto Special Assessment RB for Durango Farms Public
Improvement District Project Series 2021 (NR/NR)
2,329,000 4.000
(c)
09/01/2056
1,843,588
City of Hutto Special Assessment RB for Emory Crossing Public
Improvement District Improvement Area #2 Project , Series
2023 (NR/NR)
1,950,000 5.625
(c)
09/01/2058
1,971,230
City of Hutto Texas A Municipal Corp. of
The State of Texas Located in Williamson
County Special Assessment RB Series 2025
824,000 5.375
(c)
09/01/2055
806,090
City of Hutto Texas A Municipal Corp. of
The State of Texas Located in Williamson
County Special Assessment RB Series 2025
1,166,000 5.375
(c)
09/01/2060
1,129,838
City of Justin Special Assessment for Timberbrook Public
Improvement District No. 1 Series 2021 (NR/NR)
1,978,000 4.000
(c)
09/01/2051
1,614,585
City of Justin Texas A Municipal Corporation of The State of Texas
Located In Denton County Special Assessment RB Series 2025
(NR/NR)
931,000 6.125
(c)
09/01/2055
962,500
City of Kaufman Special Assessment for Public Improvement
District No. 1 Phases#1 Series 2021 (NR/NR)
575,000 3.625
(c)
09/15/2041
491,616
City of Kaufman Special Assessment RB for Kaufman Public
Improvement District Project Series 2022 (NR/NR)
620,000 6.000
(c)
09/15/2052
632,444
City of Kaufman Special Assessment RB Kaufman Public
Improvement District No. 3 Project Series 2024 (NR/NR)
1,325,000 5.250
(c)
09/15/2044
1,304,436
1,323,000 5.500
(c)
09/15/2054
1,292,168
City of Kyle Special Assessment RB for 6 Creeks Public
Improvement District Project Series 2023 (NR/NR)
2,050,000 5.250
(c)
09/01/2043
2,112,667
1,297,000 5.500
(c)
09/01/2047
1,329,569
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Kyle Special Assessment RB for 6 Creeks Public
Improvement Project Series 2021 (NR/NR)
$ 700,000 3.750%
(c)
09/01/2041
$ 621,219
City of Kyle Special Assessment RB for Creeks Public
Improvement District Series 2019 (NR/NR)
1,405,000 4.625
(c)
09/01/2039
1,408,861
900,000 4.750
(c)
09/01/2044
861,583
City of Kyle Special Assessment RB for Creeks Public
Improvement District Series 2020 (NR/NR)
1,310,000 3.625
(c)
09/01/2040
1,116,245
1,400,000 4.000
(c)
09/01/2046
1,179,950
City of Kyle Special Assessment RB for Plum Creek North Public
Improvement District Project Series 2022 (NR/NR)
108,000 4.125
(c)
09/01/2027
108,235
City of Kyle Special Assessment RB for Southwest Kyle Public
Improvement District No. 1 Series 2019 (NR/NR)
1,225,000 4.875
(c)
09/01/2044
1,208,392
City of Kyle Special Assessment RB Porter Country Public
Improvement District Improvement Area #1 Project Series
2023 (NR/NR)
3,507,000 6.000
(c)
09/01/2053
3,512,154
City of Kyle Special Assessment RB Series 2022 (NR/NR)
2,680,000 5.000
09/01/2042
2,623,862
City of Kyle Texas A Municipal Corp. of The State of Texas
Located In Hays County Special Assessment RB Series 2024
(NR/NR)
1,000,000 5.750
(c)
09/01/2053
1,011,377
City of Kyle Texas A Municipal Corp. of The State of Texas
Located in Hays County Special Assessment RB Series 2025
541,000 5.375
(c)
09/01/2050
541,613
City of Kyle, Texas Special Assessment RB Limestone Creek
Public Improvement District Improvement Area #1 Project
Series 2023 (NR/NR)
1,680,000 5.750
(c)
09/01/2053
1,712,753
City of Kyle, Texas Special Assessment RB Plum Creek North
Public Improvement District Improvement Area #2 Project for
Series 2024 (NR/NR)
523,000 5.000
(c)
09/01/2044
524,231
705,000 5.375
(c)
09/01/2054
710,076
City of Lago Vista Special Assessment RB for Tessera On Lake
Travis Public Improvement District Improvement Area #3
Project Series 2024 (NR/NR)
2,000,000 6.000
(c)
09/01/2054
2,034,350
City of Lago Vista Tessera on Lake Travis Public Improvement
District Special Assessment Refunding Bond Series 2010
(NR/NR)
990,000 3.750
09/01/2042
891,826
City of Lavon Special Assessment RB for Elevon Public
Improvement District Improvement Area #1 Project Series
2024 (NR/NR)
500,000 5.000
(c)
09/15/2044
502,736
400,000 5.375
(c)
09/15/2052
399,430
City of Lavon Special Assessment RB for Elevon Public
Improvement District Improvement Area #2A-2B Project
Series 2024 (NR/NR)
616,000 5.125
(c)
09/15/2044
623,724
700,000 5.500
(c)
09/15/2054
702,870

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Lavon Special Assessment RB for Lakepointe Public
Improvement District Improvement Area#1 Project Series 2019
(NR/NR)
$ 565,000 4.250%
(c)
09/15/2039
$ 546,945
2,415,000 4.500
(c)
09/15/2049
2,171,807
City of Lavon Special Assessment RB for Lakepointe Public
Improvement District Major Improvement Area Project Series
2019 (NR/NR)
2,120,000 5.000
(c)
09/15/2049
2,021,695
City of Lavon Special Assessment RB Series 2022 (NR/NR)
2,123,000 4.000
(c)
09/15/2042
1,912,216
900,000 4.375
(c)
09/15/2042
848,900
4,978,000 4.125
(c)
09/15/2052
4,052,653
1,396,000 4.500
(c)
09/15/2052
1,227,455
City of Lavon, Texas A Municipal Corporation of The State ofTexas
Located In Collin County Special Assessment RB, Series 2025
(NR/NR)
1,000,000 6.125
09/15/2045
1,001,265
City of Lavon, Texas A Municipal Corporation ofThe State ofTexas
Located In Collin County Special Assessment RB, Series 2025
(NR/NR)
700,000 5.375
09/15/2045
697,330
City of Lavon, Texas Special Assessment RB Series 2025 (NR/NR)
1,000,000 6.000
(c)
09/15/2054
1,029,400
City of Lewisville, Texas, Special Assessment RB, Series 2023
(Lakeside Crossing Public Improvement District) (NR/NR)
1,500,000 8.000
(c)
09/01/2053
1,558,415
City of Liberty Hill Special Assessment Bonds for Summerlyn
West Public Improvement District Series 2020 (NR/NR)
1,890,000 4.000
(c)
09/01/2054
1,399,484
City of Liberty Hill Special Assessment RB for Butler Farms
Public Improvement Project Series 2022 (NR/NR)
118,000 3.500
(c)
09/01/2027
116,032
275,000 3.875
(c)
09/01/2032
263,504
550,000 4.125
(c)
09/01/2042
490,896
3,605,000 4.375
(c)
09/01/2052
3,003,933
City of Lowry Crossing, Texas A Municipal Corporation of
The State of Texas Located in Collin County Special
Assessment  RB, Series 2025 (NR/NR)
1,477,000 6.000
(c)
09/15/2055
1,512,974
City of Manor Manor Heights Public Improvement District Special
Assessment Bond Series 2021 (NR/NR)
700,000 3.500
(c)
09/15/2041
581,601
1,630,000 4.125
(c)
09/15/2041
1,458,746
900,000 4.000
(c)
09/15/2051
710,013
1,125,000 4.375
(c)
09/15/2051
923,616
City of Manor Special Assessment RB for Lagos Public
Improvement District Series 2020 (NR/NR)
295,000 4.500
(c)
09/15/2040
282,379
525,000 4.625
(c)
09/15/2049
478,321
City of Manor Special Assessment RB for Manor Heights Public
Improvement District Improvement Area #3 Project Series
2023 (NR/NR)
597,000 5.500
(c)
09/15/2053
597,969
City of Manor Texas a Municipal Corp. of The State of Texas
Located In Travis County Special Assessment RB Series 2024
(NR/NR)
600,000 5.625
(c)
09/15/2054
604,617
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Manor Texas A Municipal Corporation of The State of
Texas Located in Travis County Special Assessment RB Series
2025 (NR/NR)
$ 1,000,000 5.750%
(c)
09/15/2045
$ 1,026,378
City of Manor, Texas A Municipal Corporation of The State of
Texas Located in Travis County Special Assessment  RB,
Series 2025 (NR/NR)
1,745,000 7.000
(c)
09/15/2055
1,833,134
City of Mansfield Texas A Municipal Corporation of The State of
Texas Located In Tarrant Johnson and Ellis Counties Special
Assessment RB Series 2025 (NR/NR)
1,203,000 6.250
(c)
09/15/2055
1,238,591
City of Marble Falls Texas Special Assessment RB Series 2024
(NR/NR)
904,000 6.375
(c)
09/01/2044
884,439
502,000 7.375
(c)
09/01/2044
503,137
1,100,000 6.625
(c)
09/01/2054
1,064,399
1,024,000 7.625
(c)
09/01/2054
1,020,385
City of Marble Falls Thunder Rock Public Improvement District
Special Assessment Bond Series 2021 (NR/NR)
5,000 4.125
(c)
09/01/2026
5,003
150,000 4.625
(c)
09/01/2031
146,665
900,000 4.125
(c)
09/01/2041
803,528
450,000 4.875
(c)
09/01/2041
424,828
1,370,000 4.375
(c)
09/01/2051
1,152,636
520,000 5.125
(c)
09/01/2051
467,625
City of McLendon-Chisholm Special Assessment Bonds Sonoma
Public Improvement District Area #2 Project Series 2019
(NR/NR)
780,000 4.250
(c)
09/15/2039
752,761
2,950,000 4.375
(c)
09/15/2049
2,595,969
City of McLendon-Chisholm Special Assessment Bonds Sonoma
Public Improvement District Area #3 Project Series 2021
(NR/NR)
585,000 3.625
(c)
09/15/2041
500,166
820,000 4.000
(c)
09/15/2051
651,646
City of McLendon-Chisholm Special Assessment RB for Sonoma
Public Improvement District Project Series 2022 (NR/NR)
2,430,000 5.750
(c)
09/15/2052
2,443,909
City of Mesquite Special Assessment RB for Iron Horse Public
Improvement District Project Series 2019 (NR/NR)
1,155,000 5.750
(c)
09/15/2039
1,201,825
2,055,000 6.000
(c)
09/15/2049
2,086,960
City of Mesquite Special Assessment RB for Polo Ridge Public
Improvement District No. 2 Phase #1 Project Series 2019
(NR/NR)
2,405,000 5.875
(c)
09/15/2039
2,513,470
5,200,000 5.125
(c)
09/15/2048
5,006,333
3,830,000 6.125
(c)
09/15/2048
3,888,193
City of Mesquite Special Assessment RB for Solterra Public
Improvement District Improvement Area A-1 Projects, Series
2023 (NR/NR)
1,475,000 5.500
(c)
09/01/2043
1,519,657
4,570,000 5.750
(c)
09/01/2053
4,670,583
City of Mesquite Special Assessment RB for Solterra Public
Improvement District Improvement Area C-1 Projects, Series
2023 (NR/NR)
452,000 5.375
(c)
09/01/2043
461,551
1,110,000 5.625
(c)
09/01/2053
1,125,816

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Mesquite Special Assessment RB for Solterra Public
Improvement District Improvement Area C-2 Project, Series
2023 (NR/NR)
$ 916,000 5.625%
(c)
09/01/2053
$ 929,052
City of Mesquite Special Assessment RB for Solterra Public
Improvement District Improvement Area C-3 Projects Series
2024 (NR/NR)
506,000 5.000
(c)
09/01/2044
499,505
1,625,000 5.250
(c)
09/01/2053
1,595,977
City of Midlothian Special Assessment for Redden Farms Public
Improvement District Series 2021 (NR/NR)
420,000 4.500
(c)
09/15/2041
397,084
1,960,000 4.125
(c)
09/15/2051
1,602,715
City of Midlothian Special Assessment RB for Westside Preserve
Public Improvement District Major Improvement Area Project
#1 Series 2022 (NR/NR)
2,310,000 5.375
(c)
09/15/2052
2,252,429
City of Midlothian Special Assessment RB for Westside Preserve
Public Improvement District Major Improvement Area Project
Series 2022 (NR/NR)
1,300,000 6.125
(c)
09/15/2052
1,318,409
City of Mustang Ridge, Texas Special Assessment  RB, Series 2025
(NR/NR)
1,100,000 6.125
(c)
09/01/2055
1,130,366
City of Mustang Ridge, Texas, Special Assessment RB, Series 2023
769,000 6.375
(c)
09/01/2053
795,847
City of New Braunfels Special Assessment RB for Solms Landing
Public Improvement Project Series 2021 (NR/NR)
320,000 4.250
(c)
09/01/2031
311,338
782,000 4.500
(c)
09/01/2041
729,485
City of New Braunfels Utility System RB Refunding Series 2024
(Aa1/NR)
17,500,000 4.000
07/01/2055
15,811,992
City of North Richland Hills Special Assessment for City Point
Public Improvement District Project Series 2019 (NR/NR)
361,000 5.250
(c)
09/01/2040
366,248
355,000 5.625
(c)
09/01/2040
360,036
540,000 4.125
(c)
09/01/2049
457,180
932,000 5.375
(c)
09/01/2050
930,596
City of Oak Point A Municipal Corporation of The State of Texas
Located in Denton County Special Assessment RB Series 2024
(NR/NR)
1,000,000 5.625
(c)
09/15/2054
992,917
City of Oak Point Public Improvement District No. 2 Special
Assessment Series 2020 (NR/NR)
1,175,000 3.750
(c)
09/01/2040
1,045,445
City of Oak Point Special Assessment RB for Wildridge Public
Improvement District No. 1 Series 2018 (NR/NR)
1,305,000 4.125
(c)
09/01/2048
1,128,778
1,440,000 4.500
(c)
09/01/2048
1,320,950
City of Peñitas, Texas Hidalgo County Certificates of Obligation,
Series 2025 (NR/NR)
375,000 5.000
09/01/2035
389,152
900,000 5.750
09/01/2045
914,237
1,640,000 6.000
09/01/2055
1,665,278
City of Pflugerville, Texas Special Assessment RB Series 2025
(NR/NR)
600,000 5.125
(c)
09/01/2045
593,587
725,000 5.375
(c)
09/01/2055
716,540
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Pflugerville, Texas Travis and Williamson Counties,
Texas Combination Tax and Limited Revenue Certificates of
Obligation, Series 2023 (Aa3/NR)
$ 3,725,000 4.000%
08/01/2049
$ 3,427,409
City of Pilot Point Special Assessment RB for Creekview Public
Improvement Zone A Improvement Project Series 2022
(NR/NR)
600,000 5.500
(c)
09/15/2042
608,493
1,350,000 5.625
(c)
09/15/2052
1,349,910
1,928,000 6.125
(c)
09/15/2052
1,962,777
City of Pilot Point Special Assessment RB for Creekview Public
Improvement Zone B Improvement Project Series 2022
(NR/NR)
550,000 5.500
(c)
09/15/2042
557,785
1,200,000 5.625
(c)
09/15/2052
1,199,920
City of Pilot Point Special Assessment RB for Mobberly Public
Improvement District Improvement Area #1B Project Series
2023 (NR/NR)
926,000 5.625
(c)
09/15/2048
930,606
City of Pilot Point Special Assessment RB for Mobberly Public
Improvement District Major Improvement Area Series 2022
(NR/NR)
3,701,000 6.000
(c)
09/15/2052
3,742,370
1,480,000 6.500
(c)
09/15/2052
1,537,154
City of Pilot Point, Texas A Municipal Corporation of The State
of Texas Located in Denton, Grayson, and Cooke Counties
Special Assessment  RB, Series 2025 (NR/NR)
1,002,000 6.125
(c)
09/15/2045
1,036,622
1,861,000 6.375
(c)
09/15/2055
1,916,430
2,239,000 7.125
(c)
09/15/2055
2,305,022
City of Plano Special Assessment RB, Series 2023
1,285,000 7.500
(c)
09/15/2053
1,347,095
City of Plano Special Assessment RB, Series 2023
1,610,000 8.250
(c)
09/15/2043
1,695,327
2,575,000 8.500
(c)
09/15/2053
2,694,873
City of Princeton Special Assessment RB for Arcadia Farms Public
Improvement District Phases 5-7 Project Series 2022 (NR/NR)
1,040,000 4.375
(c)
09/01/2052
897,560
City of Princeton Special Assessment RB for Arcadia Farms Public
Improvement District Series 2018 (NR/NR)
2,435,000 4.875
(c)
09/01/2048
2,317,685
City of Princeton Special Assessment RB for Arcadia Farms Public
Improvement District Series 2020 (NR/NR)
126,000 3.875
(c)
09/01/2040
116,254
175,000 4.125
(c)
09/01/2050
148,245
City of Princeton Special Assessment RB for Brookside Public
Improvement District Series 2019 (NR/NR)
400,000 4.875
09/01/2039
405,382
830,000 5.000
09/01/2049
821,339
City of Princeton Special Assessment RB for Brookside Public
Improvement District Series 2021 (NR/NR)
398,000 4.000
(c)
09/01/2051
322,486
City of Princeton Special Assessment RB for Eastridge Public
Improvement District Improvement Area No. 2 Project, Series
2023 (NR/NR)
1,041,000 5.250
(c)
09/01/2043
1,050,659
1,409,000 5.500
(c)
09/01/2053
1,392,264

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Princeton Special Assessment RB for Eastridge Public
Improvement District Improvement Area Project Series 2022
(NR/NR)
$ 700,000 5.125%
(c)
09/01/2042
$ 710,856
1,300,000 5.250
(c)
09/01/2052
1,307,590
City of Princeton Special Assessment RB for Sicily Public
Improvement District Improvement Area No. 1 Project, Series
2023 (NR/NR)
1,225,000 7.000
(c)
09/01/2043
1,265,235
2,750,000 7.000
(c)
09/01/2053
2,801,077
City of Princeton Special Assessment RB for Sicily Public
Improvement District Major Improvement Area Project, Series
2023 (NR/NR)
1,850,000 7.875
(c)
09/01/2053
1,901,044
City of Princeton Special Assessment RB for Southridge Public
Improvement District Improvement Area No. 2 Project Series
2024 (NR/NR)
782,000 5.250
(c)
09/01/2044
785,098
1,132,000 5.500
(c)
09/01/2054
1,116,764
City of Princeton Special Assessment RB for Whitewing Trails
Public Improvement District No. 2 Series 2019 (NR/NR)
2,505,000 4.500
(c)
09/01/2039
2,454,509
2,185,000 5.500
(c)
09/01/2039
2,230,451
2,140,000 5.750
(c)
09/01/2049
2,152,018
City of Princeton Special Assessment RB for Whitewing Trails
Public Improvement District Project Series 2023 (NR/NR)
2,041,000 5.375
(c)
09/01/2053
2,035,236
City of Princeton Special Assessment RB for Winchester Public
Improvement District Project Series 2022 (NR/NR)
2,050,000 5.250
(c)
09/01/2052
2,061,283
City of Princeton Special Assessment RB for Winchester Public
Improvement District Series 2020 (NR/NR)
750,000 3.750
(c)
09/01/2040
682,073
1,250,000 4.000
(c)
09/01/2050
1,022,424
City of Princeton Special Assessment RB for Winchester Public
Improvement District Series 2021 (NR/NR)
1,449,000 4.000
(c)
09/01/2051
1,150,187
City of Princeton Special Assessment RB for Windmore Public
Improvement District Improvement Area No. 1 Project Series
2024 (NR/NR)
361,000 5.125
(c)
09/01/2044
359,176
521,000 5.500
(c)
09/01/2054
513,988
City of Princeton Special Assessment RB Series 2024 (NR/NR)
713,000 5.000
(c)
09/01/2044
705,539
872,000 5.125
(c)
09/01/2044
854,302
1,100,000 5.375
(c)
09/01/2054
1,074,886
City of Princeton Special Assessment RB, Series 2023
1,284,000 6.375
(c)
09/01/2053
1,332,602
City of Princeton Texas A Municipal Corp. of The State of Texas
Located in Collin County Special Assessment RB Series 2025
1,000,000 5.625
(c)
09/01/2055
1,003,044
City of Princeton Texas A Municipal Corporation of The State
of Texas Located in Collin County Special Assessment  RB,
Series 2025 (NR/NR)
1,465,000 5.750
(c)
09/01/2045
1,507,139
1,656,000 6.000
(c)
09/01/2055
1,694,273
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Princeton, Texas Special Assessment RB, Series 2025
Eastridge Public Improvement District Improvement Area No.
4 Project (NR/NR)
$ 1,000,000 5.625%
(c)
09/01/2055
$ 1,001,191
City of Red Oak Public Improvement District No. 1 Special
Assessment Bonds for Improvement Area #1 Project Series
2021 (NR/NR)
809,000 3.375
(c)
09/15/2041
656,732
565,000 4.000
(c)
09/15/2051
452,304
City of Rockdale, Texas, Special Assessment RB, Series 2023
4,600,000 7.500
(c)
09/15/2054
4,755,266
City of Royse City Special Assessment for Creekshaw Public
Improvement District Area #1 Series 2020 (NR/NR)
1,195,000 3.875
(c)
09/15/2040
1,101,731
1,750,000 4.125
(c)
09/15/2050
1,433,678
City of Royse City Special Assessment for Creekshaw Public
Improvement District Series 2020 (NR/NR)
90,000 4.375
(c)
09/15/2030
89,256
500,000 4.125
(c)
09/15/2040
461,116
1,520,000 4.375
(c)
09/15/2050
1,298,247
600,000 5.125
(c)
09/15/2050
565,360
City of Royse City Special Assessment for Waterscape Public
Improvement District Improvement Series 2019 (NR/NR)
1,760,000 4.750
(c)
09/15/2049
1,637,538
City of Royse City Texas A Municipal Corp. of The State of
Texas Located in Rockwall Collin and Hunt Counties Special
Assessment RB Series 2024 (NR/NR)
920,000 5.500
(c)
09/15/2054
898,560
350,000 5.625
(c)
09/15/2054
348,012
City of Royse City Texas A Municipal Corp. of The State of
Texas Located In Rockwall Collin and Hunt Counties Special
Assessment RB Series 2024 (NR/NR)
900,000 5.875
(c)
09/15/2054
909,851
City of Royse City Texas A Municipal Corp. of The State of
Texas Located In Rockwall Collin and Hunt Counties Special
Assessment RB Series 2025 (NR/NR)
800,000 6.000
(c)
09/15/2055
815,977
City of Sachse Special Assessment for Public Improvement District
No. 1 Series 2020 (NR/NR)
1,070,000 3.750
(c)
09/15/2040
972,322
1,490,000 4.000
(c)
09/15/2050
1,211,236
City of Sachse Special Assessment RB for Sachse Public
Improvement District Project Series 2022 (NR/NR)
613,000 6.875
(c)
09/15/2042
675,692
1,350,000 7.000
(c)
09/15/2052
1,474,379
City of San Marcos Special Assessment for Whisper Public
Improvement District Series 2020 (NR/NR)
665,000 5.375
09/01/2040
678,372
1,500,000 5.625
09/01/2050
1,506,546
City of San Marcos, Texas, Special Assessment RB, Series 2024
(Trace Public Improvement District) (NR/NR)
1,386,000 6.000
(c)
09/01/2048
1,380,733
City of Seagoville Special Assessment RB for Santorini Public
Improvement District Improvement Area #1 Project Series
2024 (NR/NR)
1,867,000 6.000
(c)
09/15/2044
1,871,572
2,300,000 6.250
(c)
09/15/2054
2,280,148

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Seagoville Special Assessment RB for Santorini Public
Improvement District Major Improvement Area Project Series
2024 (NR/NR)
$ 3,675,000 7.000%
(c)
09/15/2054
$ 3,680,479
City of Seguin Texas A Political Subdivision of The State of Texas
Located In Guadalupe County Combination Tax and Limited
Pledge Revenue Certificates of Obligation Series 2024
(NR/AA)
1,715,000 4.250
09/01/2054
1,608,350
City of Shenandoah Special Assessment RB for Metropark Public
Improvement District Series 2018 (NR/NR)
490,000 5.000
09/01/2028
495,640
1,930,000 5.600
09/01/2038
1,954,790
2,470,000 5.700
09/01/2047
2,471,660
City of Sinton Special Assessment RB Series 2022 (NR/NR)
1,800,000 5.125
(c)
09/01/2042
1,789,173
1,150,000 5.250
(c)
09/01/2051
1,129,192
City of Terrell Texas A Municipal Corp. of The State of Texas
Located In Kaufman County Special Assessment RB Series
2025 (NR/NR)
2,750,000 6.250
(c)
09/15/2055
2,827,259
City of Tomball Special Assessment RB for Raburn Reserve Public
Improvement District Improvement Area Three, Series 2023
(NR/NR)
1,237,000 6.000
(c)
09/15/2053
1,279,635
City of Tomball Special Assessment RB for Raburn Reserve Public
Improvement District Improvement Area Two, Series 2023
(NR/NR)
1,000,000 5.750
(c)
09/15/2052
1,022,080
City of Tomball Texas A Municipal Corp. of The State of Texas
Located In Harris County Special Assessment RB Series 2025
(NR/NR)
1,499,000 6.000
(c)
09/15/2045
1,531,476
1,491,000 6.125
(c)
09/15/2055
1,517,051
City of Tomball, Texas A Municipal Corporation of The State of
Texas Located in Harris County Special Assessment  RB,
Series 2025 (NR/NR)
500,000 5.750
(c)
09/15/2045
518,641
780,000 6.000
(c)
09/15/2053
807,380
City of TomballTexas A Municipal Corp. of The State of Texas
Located in Harris County Special Assessment RB Series 2025
909,000 5.250
(c)
09/15/2044
912,242
City of Uhland Special Assessment RB for Anderson Park Public
Improvement District Improvement Area #1 Project Series
2024 (NR/NR)
605,000 5.125
(c)
09/01/2044
596,954
850,000 5.500
(c)
09/01/2055
834,771
City of Uhland Special Assessment RB for Watermill Public
Improvement District Series 2022 (NR/NR)
2,000,000 6.625
(c)
09/01/2052
2,072,715
City of Waxahachie Special Assessment RB for North Grove Public
Improvement Area Project Series 2022 (NR/NR)
1,171,000 5.500
(c)
08/15/2052
1,171,972
City of Wharton, Texas Special Assessment  RB, Series 2025
(NR/NR)
1,150,000 6.000
(c)
09/15/2055
1,175,125
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Clifton Higher Education Finance Corporation
(International Leadership of Texas, Inc.) Education Revenue
And Refunding Bonds Series 2024A (PSF-GTD) (Aaa/NR)
$ 5,000,000 4.250%
08/15/2053
$ 4,702,075
Clifton Higher Education Finance Corporation Education RB Valor
Education Series 2024A (NR/NR)
300,000 5.000
(c)
06/15/2034
297,503
525,000 5.750
(c)
06/15/2044
500,151
700,000 6.000
(c)
06/15/2054
649,426
Club Municipal Management District No. 1 Special Assessment
RB for Improvement Area #3 Project Series 2024 (NR/NR)
951,000 5.100
(c)
09/01/2044
952,694
1,375,000 5.375
(c)
09/01/2055
1,377,236
Conroe Local Government Corp. Conroe Convention Center Hotel
Series 2021 C (Aa3/NR)
625,000 4.000
10/01/2050
543,638
County of Hays Special Assessment for La Cima Public
Improvement District Series 2020 (NR/NR)
800,000 3.750
(c)
09/15/2040
732,589
1,355,000 4.000
(c)
09/15/2050
1,099,900
County of Medina Woodlands Public Improvement District Special
Assessment for Improvement Area #1 Project Series 2021
(NR/NR)
985,000 4.500
(c)
09/01/2041
928,987
Crandall Economic Development Corporation Kaufman County
Sales Tax RB, Series 2025 (BAM) (NR/AA)
1,330,000 5.000
08/15/2050
1,344,988
Dallas Independent School District A Political Subdivision of the
State of Texas Located In Dallas County, Texas Unlimited
Tax School Building and Refunding Bonds, Series 2025B
(PSF-GTD) (Aaa/NR)
32,000,000 4.000
02/15/2055
29,516,701
Denton County Junior Lien Special Assessment RB for Tabor
Ranch Public Improvement District Area #1 Project Series
2024B (NR/NR)
1,170,000 5.750
(c)
12/31/2044
1,167,738
1,825,000 6.125
(c)
12/31/2054
1,825,763
Denton County Senior Lien Special Assessment RB for Tabor
Ranch Public Improvement District Area #1 Project Series
2024A (NR/NR)
1,825,000 5.250
(c)
12/31/2044
1,821,330
2,907,000 5.625
(c)
12/31/2054
2,908,239
Denton County Special Assessment RB for Tabor Ranch Public
Improvement District Major Improvement Area Project Series
2024 (NR/NR)
1,950,000 6.000
(c)
12/31/2044
1,961,175
3,050,000 6.250
(c)
12/31/2054
3,002,854
Denton County Texas Special Assessment RB Series 2025 Green
Meadows Public Improvement District Improvement Area #1
Project (NR/NR)
3,200,000 5.625
(c)
12/31/2055
3,292,983
Denton County Texas Special Assessment RB Series 2025 Green
Meadows Public Improvement District Major Improvement
Area Project (NR/NR)
2,750,000 5.875
(c)
12/31/2045
2,833,998
5,700,000 6.125
(c)
12/31/2055
5,879,285

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
East Waller County Management District A Political Subdivision
of The State of Texas Located In Waller County Texas Special
Assessment RB Series 2025 (NR/NR)
$ 3,300,000 6.250%
(c)
09/15/2055
$ 3,378,002
Edinburg Economic Development Corp. Sales Tax RB Series 2019
(NR/NR)
345,000 4.000
(c)
08/15/2029
337,072
1,150,000 4.500
(c)
08/15/2035
1,104,048
875,000 5.000
(c)
08/15/2044
811,693
Fort Bend County Industrial Development Corp. RB for NRG
Energy, Inc. Project Series 2012 A (Baa2/NR)
1,545,000 4.750
05/01/2038
1,545,479
Fort Bend County Industrial Development Corp. RB for NRG
Energy, Inc. Project Series 2012 B (Baa2/NR)
7,055,000 4.750
11/01/2042
7,055,734
Fort Worth Special Assessment RB for Fort Worth Public
Improvement District No. 17 Major Improvement Project
Series 2017 (NR/NR)
590,000 5.000
(c)
09/01/2027
591,364
895,000 5.000
(c)
09/01/2032
898,057
1,315,000 5.125
(c)
09/01/2037
1,315,579
Grand Parkway Transportation Corp. System Toll Convertible RB
Series 2013 B (NR/AA+)
7,500,000 5.800
10/01/2046
7,893,980
Greater Texoma Authority Contract RB for City of Sherman Project
Series 2023 (AGM) (NR/AA)
2,000,000 4.250
10/01/2053
1,841,511
Hays County Special Assessment RB for La Cima Public
Improvement District Neighborhood Improvement Project
Series 2022 (NR/NR)
1,789,000 5.500
(c)
09/15/2042
1,850,218
3,204,000 5.750
(c)
09/15/2052
3,255,844
Hickory Creek Texas Special Assessment RB for Hickory Farms
Public Improvement Series 2019 (NR/NR)
1,340,000 4.500
(c)
09/01/2039
1,303,769
Hickory Creek Texas Special Assessment RB for Public
Improvement District No. 1 Series 2017 (NR/BBB-)
510,000 3.875
09/01/2037
487,005
930,000 4.000
09/01/2047
782,361
Hidalgo County Regional Mobility Authority Junior Lien toll and
Vehicle Registration Fee Revenue and Refunding Bonds Series
2022B (Baa3/BBB-)
6,105,000 0.000
(e)
12/01/2049
1,639,762
6,365,000 0.000
(e)
12/01/2050
1,586,308
6,760,000 0.000
(e)
12/01/2051
1,584,883
6,925,000 0.000
(e)
12/01/2052
1,531,120
7,155,000 0.000
(e)
12/01/2053
1,491,599
7,300,000 0.000
(e)
12/01/2054
1,434,698
Highland Park Independent School District UT School Building
Bonds, Series 2023 (PSF-GTD) (NR/AAA)
7,500,000 4.000
02/15/2048
7,082,410
Houston Airport System RB Refunding for United Airlines, Inc.
Series 2020 A (NR/NR)
2,125,000 5.000
07/01/2027
2,158,909
Houston Airport System RB Refunding for United Airlines, Inc.
Series 2020 B-2 (NR/NR)
3,850,000 5.000
07/15/2027
3,913,083
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Houston Airport System RB Refunding for United Airlines, Inc.
Series 2020 C (NR/NR)
$ 8,580,000 5.000%
07/15/2027
$ 8,720,586
Houston Airport System Special Facilities RB Refunding for
United Airlines, Inc. Terminal E Project Series 2014 A
(AMT) (Ba2/BB+)
7,550,000 5.000
07/01/2029
7,558,348
Houston Higher Education Finance Corp. RB for Houston Baptist
University Series 2021 (NR/BBB-)
1,585,000 4.000
10/01/2051
1,245,279
Joint Guadalupe County RB Refunding and Improvement Bonds
for City of Seguin Hospital Mortgage Series 2015 (NR/BB)
1,950,000 5.000
12/01/2045
1,833,789
Joshua Farms Municipal Management District No. 1 Special
Assessment RB for Improvement Areas #1-2 Project Series
2023 (NR/NR)
3,084,000 5.500
(c)
09/01/2053
3,077,561
Judson Independent School District UT School Building Bonds
Series 2024 (PSF-GTD) (Aaa/NR)
5,240,000 4.000
02/01/2053
4,825,891
Justin Special Assessment RB for Timberbrook Public
Improvement District No. 1 Major Improvement Area Project
Series 2018 (NR/NR)
480,000 5.000
(c)
09/01/2028
488,214
1,170,000 5.375
(c)
09/01/2038
1,196,674
1,930,000 5.125
(c)
09/01/2047
1,938,732
1,500,000 5.500
(c)
09/01/2047
1,507,656
Karis Municipal Management District of Tarrant County
Assessment RB for Improvement Area #1 Series 2024
(NR/NR)
686,000 5.000
12/01/2044
668,166
758,000 5.250
12/01/2053
726,152
Kaufman County Fresh Water Supply District No. 1-D GO Bonds
Series 2021 (NR/NR)
165,000 2.375
09/01/2031
147,327
165,000 2.375
09/01/2032
144,262
175,000 2.375
09/01/2033
149,554
175,000 2.500
09/01/2034
148,032
365,000 2.500
09/01/2036
294,380
385,000 2.625
09/01/2038
299,855
370,000 3.000
09/01/2041
277,957
520,000 3.000
09/01/2046
350,128
1,265,000 3.000
09/01/2051
792,071
Kaufman County Fresh Water Supply District No. 1-D Unlimited
Tax Road Bonds Series 2024 (AGC) (Baa3/AA)
2,040,000 4.500
09/01/2054
1,952,228
Lake Houston Redevelopment Authority RB Refunding for City of
Houston Reinvestment Zone No. 10 Series 2021 (NR/BBB-)
480,000 2.500
09/01/2041
352,281
590,000 3.000
09/01/2044
436,841
650,000 3.000
09/01/2047
459,173
Lamar Consolidated Independent School District
2,500,000 5.500
02/15/2058
2,665,101
Longview Independent School District, A Political Subdivision of
The State of Texas Located In Gregg County Texas Unlimited
Tax School Building Bonds Series 2024 (PSF-GTD) (Aaa/NR)
1,000,000 4.000
02/15/2049
940,620

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Matagorda County Navigation District Number One Pollution
Control Revenue Refunding Bonds for Central Power and
Light Company Project Series 1996 (Baa3/BBB+)
$ 3,065,000 4.250%
05/01/2030
$ 3,191,446
Mission Economic Development Corp. Senior Lien RB for
Natgasoline Project Series 2018 (NR/BB-)
22,350,000 4.625
(c)
10/01/2031
22,353,104
Mitchell County Hospital District GO Bonds Series 2020 (NR/NR)
705,000 5.500
02/15/2040
709,202
1,325,000 5.250
02/15/2045
1,229,885
780,000 4.000
02/15/2051
572,478
Montgomery County Texas A Political Subdivision of the State of
Texas Special Assessment RB Series 2025 (NR/NR)
1,025,000 5.250
09/15/2045
1,030,980
1,625,000 5.500
09/15/2054
1,605,297
Montgomery County, Texas Special
Assessment Revenue Bonds, Series 2025
1,000,000 5.000
09/15/2043
1,000,475
2,200,000 5.000
09/15/2048
2,200,378
Montgomery CountyTexas Special Assessment RB Series 2025
(NR/NR)
710,000 5.375
09/15/2054
711,731
New Hope Cultural Education Facilities Finance Corp Revenue &
Refunding Bonds Series 2021 (Ba2/BB+)
2,850,000 4.000
(c)
08/15/2046
2,307,168
11,105,000 4.000
(c)
08/15/2056
8,270,291
New Hope Cultural Education Facilities Finance Corp. Retirement
Facility RB for Army Retirement Residence Foundation
Project Series 2022 (NR/BB+)
2,325,000 5.750
07/15/2052
2,330,189
3,055,000 6.000
07/15/2057
3,085,318
New Hope Cultural Education Facilities Finance Corp. Senior
Living RB for Sanctuary LTC Project Series 2021A-1
(NR/NR)
85,650,000 5.500
01/01/2057
78,008,016
New Hope Cultural Education Facilities Finance Corp. Senior
Living RB Series 2021B (NR/NR)
8,675,000 7.000
01/01/2057
6,159,250
New Hope Cultural Education Facilities Finance Corp. Student
Housing RB for Cityscape Schools, Inc. Series 2019 A
(NR/BBB-)
1,130,000 5.000
(c)
08/15/2039
1,134,994
New Hope Cultural Education Facilities Finance Corp. Student
Housing RB Series 2020A (B3/NR)
3,770,000 5.000
07/01/2040
2,857,585
New Hope Cultural Education Facilities Finance Corp. Texas
Senior Living RB Series 2021A-1 (NR/NR)
2,765,000 5.250
01/01/2042
2,705,518
New Hope Cultural Education Facilities Finance Corporation
Retirement Facility RB Bella Vida Forefront Living Project
Series 2025B-3 (NR/NR)
1,100,000 4.250
10/01/2030
1,103,210
New Hope Cultural Education Facilities Finance Corporation
Retirement Facility RB Legacy Midtown Park Project Series
2025 (NR/NR)
900,000 5.250
07/01/2032
909,633
900,000 6.750
07/01/2044
923,653
450,000 7.125
07/01/2056
457,355
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
North Parkway Municipal Management Contract RB for Legacy
Hills Public Improvement Project Series 2021 (NR/NR)
$ 2,395,000 4.000%
(c)
09/15/2041
$ 2,188,893
North Texas tollway Authority RB for Second Tier Series 2021 B
(A1/A+)
11,955,000 3.000
01/01/2046
9,265,816
Northside Independent School District UT School Building and
Refunding Bonds Series 2023A (PSF-GTD) (Aaa/NR)
2,320,000 4.000
08/15/2048
2,177,043
5,310,000 4.125
08/15/2053
4,998,242
Northside Independent School District, Bexar County UT
School Building and Refunding Bonds, Series 2023A
(PSF-GTD) (Aaa/NR)
2,070,000 4.000
08/15/2045
1,993,778
Pilot Point, Texas Special Assessmentt RB, Bryson Ranch Public
Improvement District 2025 (NR/NR)
650,000 6.125
(c)
09/15/2045
672,460
1,374,000 6.375
(c)
09/15/2055
1,414,924
Port Beaumont Navigation District RB for Jefferson 2020 Bond
Lessee & Borrower LLC Obligated Group Series 2021 A
(AMT) (NR/NR)
1,650,000 2.750
(c)
01/01/2036
1,361,664
3,675,000 2.875
(c)
01/01/2041
2,714,143
11,125,000 3.000
(c)
01/01/2050
7,460,671
Port of Beaumont Industrial Development Authority RB for
Jefferson 2020 Bond Lessee & Borrower LLC Obligated
Group Series 2021 B (NR/NR)
29,500,000 4.100
(c)
01/01/2028
26,865,042
Port of Beaumont Navigation District of Jefferson County Texas
Dock and Wharf Facility RB Series 2024A (NR/NR)
1,950,000 5.000
(c)
01/01/2039
1,923,245
1,700,000 5.125
(c)
01/01/2044
1,662,492
2,650,000 5.250
(c)
01/01/2054
2,527,495
Port of Beaumont Navigation District of Jefferson County Texas
Facility RB Series 2024B (NR/NR)
10,475,000 10.000
(c)
07/01/2026
10,515,807
Rowlett Special Assessment RB for Bayside Public Improvement
District North Improvement Area Project Series 2016 (NR/NR)
316,000 5.750
09/15/2036
317,191
1,028,000 6.000
09/15/2046
1,030,008
Royse City Special Assessment RB for Creekshaw Public
Improvement District Improvement Area Project Series 2022
(NR/NR)
1,166,000 6.000
(c)
09/15/2052
1,188,751
Royse Special Assessment RB for Parkside Village Public
Improvement District Series 2019 (NR/NR)
825,000 4.125
(c)
09/15/2039
784,984
3,275,000 4.375
(c)
09/15/2049
2,881,966
South Manvel Development Authority
1,375,000 5.000
04/01/2043
1,375,672
Spring Independent School District UT School Building Bonds
Series 2023 (Aa2/AA-)
5,275,000 4.000
08/15/2052
4,701,819
Tarrant County Cultural Education Facilities Finance Corp. RB
Refunding for Air Force Village Obligated Group Series 2016
(NR/NR)
9,850,000 5.000
05/15/2045
9,398,517
Tarrant County Hospital District LT Bonds Series 2023 (Aa1/NR)
2,445,000 4.250
08/15/2053
2,274,705

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Terrell Texas Special Assessment RB Arboretum Estates Public
Improvement 2025 (NR/NR)
$ 5,925,000 7.000%
(c)
09/15/2055
$ 6,043,287
Texas Municipal Gas Acquisition and Supply Corporation Iii Gas
Supply RR Bonds, Series 2021 (A1/BBB+)
8,295,000 5.000
12/15/2031
8,967,834
Texas Private Activity Bond Surface Transportation Corporation
Senior Lien RB for NTE Mobility Partners LLC North Tarrant
Express Project, Series 2023 (Baa1/NR)
16,600,000 5.500
12/31/2058
17,198,687
Texas Private Activity Bonds Surface Transportation Corp. RB
Senior Lien for Mobility Partners Segment 3 LLC Series 2019
(Baa1/NR)
40,755,000 5.000
06/30/2058
39,749,590
Town of Flower Mound River Walk Public Improvement District
No. 1 Special Assessment Refunding Bonds Series 2021
(NR/NR)
1,475,000 4.000
(c)
09/01/2043
1,295,627
Town of Little Elm Special Assessment RB for Spiritas East Public
Improvement Project Series 2022 (NR/NR)
429,000 3.750
(c)
09/01/2042
367,138
410,000 4.000
(c)
09/01/2051
332,210
Town of Little Elm Special Assessment RB for Valencia Public
Improvement District Project Series 2022 (NR/NR)
2,000,000 6.875
(c)
09/01/2052
2,079,838
Town of Little Special Assessment RB for Hillstone Pointe Public
Improvement District No. 2 Phases #2-3 Project Series 2018
(NR/NR)
1,343,000 5.875
(c)
09/01/2047
1,375,265
Town of Providence Village Texas A Municipal Corporation of The
State of Texas Located In Denton County Special Assessment
RB Series 2024 (NR/NR)
500,000 5.250
(c)
09/01/2054
488,077
Town of Providence Village Texas Special Assessment RB Series
2025 (NR/NR)
700,000 5.350
(c)
09/01/2045
693,901
1,250,000 5.500
(c)
09/01/2055
1,232,931
Travis County Development Authority Contract Assessment RB for
Longview 71 Public Improvement District Improvement Area
# 1 Project Series 2024 (NR/NR)
743,000 5.125
(c)
09/01/2054
725,580
Travis County Development Authority Contract Assessment RB for
Turner's Crossing Public Improvement District Improvement
Area Project Series 2022 (NR/NR)
1,145,000 5.500
(c)
09/01/2052
1,152,258
Uptown Development Authority Tax Allocation Refunding Bonds
for City of Houston Reinvestment Zone No. 16 Series 2021
(Baa2/NR)
1,630,000 3.000
09/01/2036
1,434,756
860,000 3.000
09/01/2037
739,933
625,000 3.000
09/01/2039
510,746
600,000 3.000
09/01/2040
476,352
Village of Salado Texas A Municipal Corp. of The State of Texas
Located In Bell County Special Assessment RB Series 2024
(NR/NR)
720,000 6.250
(c)
09/01/2044
725,815
610,000 6.500
(c)
09/01/2054
610,962
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Viridian Municipal Management District Special Assessment
Bonds Series 2020 (NR/NR)
$ 390,000 3.125%
12/01/2035
$ 338,039
457,000 3.375
12/01/2040
383,479
786,000 3.500
12/01/2047
571,981
Viridian Municipal Management District Tarrant County Special
Assessment RB Series 2015 (NR/NR)
180,000 4.000
12/01/2027
179,992
1,620,000 4.750
12/01/2035
1,620,519
Westpointe Special Improvement District Limited Ad Valorem Tax
Bonds Series 2023A (BAM) (Baa2/AA)
2,700,000 4.750
08/15/2049
2,699,466
Westpointe Special Improvement District Limited Ad Valorem Tax
Bonds, Series 2023A (BAM) (Baa2/AA)
1,175,000 4.500
08/15/2041
1,186,283
1,345,000 4.625
08/15/2044
1,348,655
1,054,646,438
Utah - 1.0%
Arrowhead Springs Public Infrastructure District Special
Assessment Bonds Series 2025 (NR/NR)
2,925,000 5.625
(c)
12/01/2054
2,946,735
Black Desert Public Infrastructure District GO Bonds Series 2021
A (NR/NR)
2,010,000 3.750
(c)
03/01/2041
1,775,254
Black Desert Public Infrastructure District GO Bonds Series 2021
B (NR/NR)
5,000,000 7.375
(c)
09/15/2051
4,540,094
Black Desert Public Infrastructure District In Ivins City
Washington County Utah Special Assessment Bonds Series
2024 (NR/NR)
7,000,000 5.625
(c)
12/01/2053
7,055,117
Coral Junction Public Infrastructure District Special Assessment
Bonds Series 2022A-2 (NR/NR)
2,194,000 5.500
(c)
06/01/2041
2,176,536
Desert Edge Public Infrastructure District No. 1 In The City of
Grantsville Tooele County, Utah Limited Tax GO Convertible
Capital Appreciation Bonds, Series 2025A (NR/NR)
2,210,000 0.000
(c)(g)
03/01/2055
1,745,688
Firefly Public Infrastructure Disrict No. 1 Limited Tax GO Bonds
Series 2024A-1 (NR/NR)
1,870,000 6.625
(c)
03/01/2054
1,920,039
Firefly Public Infrastructure Disrict No. 1 Special Assessment
Bonds Series 2024A-2 (NR/NR)
5,861,113 5.625
(c)
12/01/2043
5,945,971
Medical School Campus Public Infrastructure District GO Bonds
Series 2020 A (NR/NR)
10,250,000 5.500
(c)
02/01/2050
8,402,623
Medical School Campus Public Infrastructure District GO Bonds
Series 2020 B (NR/NR)
1,954,000 7.875
(c)
08/15/2050
1,596,826
Mida  Cormont Public Infrastructure District Limited Tax GO
Convertible Capital Appreciation Bonds Series 2025A-2
(NR/NR)
5,675,000 0.000
(c)(g)
06/01/2055
4,829,195
Mida Cormont Public Infrastructure District Subordinate Limited
Tax General Obligation Bonds, Series 2025B (NR/NR)
3,246,000 8.500
(c)
06/15/2055
3,327,647

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Utah – (continued)
Mida Mountain Veterans Program Public Infrastructure District Tax
Allocation RB Series 2024 (NR/NR)
$ 1,000,000 5.000%
(c)
06/01/2044
$ 1,001,222
2,000,000 5.200
(c)
06/01/2054
1,975,994
Mida Mountain Village Public Infrastructure District Subordinate
Tax Allocation RB Series 2024-1 (NR/NR)
9,000,000 5.125
(c)
06/15/2054
8,897,253
Mida Mountain Village Public Infrastructure District Subordinate
Tax Allocation RB Series 2024-2 (NR/NR)
5,250,000 6.000
(c)
06/15/2054
5,389,238
Military Installation Development Authority RB Series 2021 A-1
(NR/NR)
1,500,000 4.000
06/01/2036
1,468,043
4,600,000 4.000
06/01/2041
4,303,725
18,925,000 4.000
06/01/2052
15,702,481
Olympia Public Infrastructure District No. 1 Limited Tax GO
Bonds Series 2024A-1 (NR/NR)
985,000 6.375
(c)
03/01/2055
1,012,668
Olympia Public Infrastructure District No. 1 Special RB Series
2024A-2 (NR/NR)
3,056,000 5.125
(c)
12/01/2029
3,089,404
Red Bridge Public Infrastructure District No. 1 GO Bonds Series
2021 A (NR/NR)
1,180,000 3.625
(c)
02/01/2035
1,032,227
500,000 4.125
(c)
02/01/2041
430,956
500,000 4.375
(c)
02/01/2051
393,787
Red Bridge Public Infrastructure District No. 1 GO Bonds Series
2021 B (NR/NR)
600,000 7.375
(c)
08/15/2051
509,401
ROAM Public Infrastructure District No. 1 GO Bonds Series 2021
A (NR/NR)
1,625,000 4.250
(c)
03/01/2051
1,330,608
Salt Lake City Airport RB
290,000 5.000
07/01/2047
290,236
Salt Lake City Airport RB
890,000 5.000
07/01/2051
897,358
Salt Lake City International Airport RB Series 2021A (A1/A+)
4,950,000 5.000
07/01/2046
5,025,698
Salt Lake City International Airport RB Series 2023A (A1/A+)
2,800,000 5.250
07/01/2048
2,901,902
Soleil Hills Public Infrastructure District No. 1 Limited Tax GO
and Special RB Series 2025A (NR/NR)
3,000,000 5.875
(c)
03/01/2055
3,002,019
Soleil Hills Public Infrastructure District No. 1 Subordinate
Limited Tax GO and Special RB Series 2025B (NR/NR)
1,935,000 8.000
(c)
03/15/2055
1,946,583
Utah Charter School Finance Authority Charter School RB for
Beehive Science & Technology Academy Project Series 2021A
(NR/NR)
1,800,000 4.000
(c)
10/15/2051
1,234,715
4,240,000 4.000
(c)
10/15/2056
2,791,915
Utah Charter School Finance Authority Charter School RB Series
2022A (NR/BB+)
6,365,000 5.750
(c)
06/15/2052
6,111,526
Utah Charter School Finance Authority Charter School Revenue
Refunding Bonds Series 2022A (NR/BB)
3,630,000 4.250
(c)
07/15/2050
2,798,969
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Utah – (continued)
Utah Charter School Finance Authority RB for Bridge Elementary
Project Series 2021A (NR/NR)
$ 1,220,000 4.250%
(c)
06/15/2051
$ 921,495
Utah Charter School Finance Authority RB for Technology
Academy Project Series 2021A (NR/NR)
6,600,000 4.000
(c)
10/15/2061
4,216,726
124,937,874
Vermont - 0.1%
Vermont Economic Development Authority RB Refunding for
Wake Robin Corp. Series 2017 A (NR/NR)
1,000,000 5.000
05/01/2047
946,595
Vermont Economic Development Authority Solid Waste Disposal
RB Casella Waste Systems, Inc. Project Series 2022A-2
(B1/B+)
2,050,000 4.375
(a)(b)(c)
06/01/2052
2,063,322
Vermont Economic Development Authority Solid Waste Disposal
RB for Casella Waste System Project Series 2022 (B1/B+)
2,250,000 5.000
(a)(b)(c)
06/01/2052
2,270,123
Vermont Educational and Health Buildings Financing Agency RB
for Saint Michael’s College Project Series 2023 (NR/BBB-)
9,575,000 5.250
(c)
10/01/2052
7,768,313
Vermont Educational and Health Buildings Financing Agency RB
Saint Michael’s College Project, Series 2023 (NR/BBB-)
3,075,000 5.500
(c)
10/01/2043
2,775,404
15,823,757
Virgin Islands - 0.2%
Matching Fund Special Purpose Securitization Corp. Matching
Fund Securitization Bonds Series 2022A (NR/NR)
13,170,000 5.000
10/01/2039
13,681,906
Virgin Islands Public Finance Authority Hotel Occupancy Tax
RB for Frenchman's Reef Hotel Development Project Series
2024A (NR/NR)
3,150,000 6.000
(c)
04/01/2053
3,108,383
Virgin Islands Public Finance Authority RB Refunding for Virgin
Islands Gross Receipts Taxes Loan Note Series 2014 C
(NR/NR)
11,300,000 5.000
(c)
10/01/2039
11,300,163
28,090,452
Virginia - 1.3%
Ablemarle County Economic Development Authority Residential
Care Facility Revenue Refunding Bonds Series 2022B
(NR/NR)
4,000,000 4.000
06/01/2054
3,466,424
City of Roanoke Economic Development Authority Hospital RB
for Carilion Clinic Obligated Group Series 2020A (Aa3/AA-)
2,030,000 3.000
07/01/2045
1,541,528
City of Virginia Beach Development
Authority Residential Care Facility RB
3,900,000 7.000
09/01/2053
4,280,130
8,735,000 7.000
09/01/2059
9,543,084
Economic Development Authority of The City of Salem Virginia
Educational Facilities RB Roanoke College, Series 2025
(NR/BBB+)
550,000 6.000
04/01/2050
578,326
750,000 6.000
04/01/2055
785,224
Farmville Industrial Development Authority RB Refunding for
Longwood Housing Foundation LLC Series 2020 A (NR/BB+)
7,360,000 5.000
01/01/2050
6,678,811

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Virginia – (continued)
Farmville Industrial Development Authority RB Refunding
for Longwood Housing Foundation LLC Series 2020 A
(NR/BB+) – (continued)
$ 5,000,000 5.000%
01/01/2059
$ 4,403,724
James City County Economic Development Authority RB
Refunding for Virginia United Methodist Homes, Inc.
Obligated Group Series 2021 A (NR/NR)
575,000 4.000
06/01/2041
508,186
940,000 4.000
06/01/2047
744,893
Salem Economic Development Authority RB Refunding for
Roanoke College Series 2020 (NR/BBB+)
710,000 4.000
04/01/2045
608,248
Tobacco Settlement Corp VA Asset Backed Bonds 2007B-1
(B3/B-)
2,425,000 5.000
06/01/2047
2,018,313
Tobacco Settlement Financing Corp. RB for Capital Appreciation
Subseries 2007 A-1 (B3/B-)
10,355,000 6.706
06/01/2046
8,261,242
Tobacco Settlement Financing Corp. RB for Capital Appreciation
Subseries 2007 C (NR/CCC-)
237,090,000 0.000
(e)
06/01/2047
60,011,083
Tobacco Settlement Financing Corp. RB for Capital Appreciation
Subseries 2007 D (NR/CCC-)
34,250,000 0.000
(e)
06/01/2047
8,491,308
Virginia College Building Authority Educational Facilities RB
Regent University Project, Series 2025 (NR/BBB)
2,750,000 6.000
06/01/2055
2,906,069
Virginia College Building Authority RB Refunding for Regent
University Project Series 2021 (NR/BBB)
1,525,000 3.000
06/01/2041
1,216,306
1,050,000 4.000
06/01/2046
899,459
Virginia Housing Development Authority Rental Housing Bonds
2025 Series A (NON-AMT) (Aa1/AA+)
6,825,000 4.650
09/01/2055
6,783,724
Virginia Small Business Financing Authority Private Activity Tax
Exempt Senior Lien RB for Transform 66 P3 Project Series
2017 (Baa3/NR)
19,870,000 5.000
12/31/2056
18,830,906
Virginia Small Business Financing Authority Refunding RB
Hampton University Series 2025 (NR/A-)
2,510,000 5.000
10/01/2038
2,759,532
Virginia Small Business Financing Authority Senior Lien
RB Refunding for I-495 Hot Lanes Project, Series 2022
(Tax Exempt/AMT) (Baa1/NR)
1,000,000 5.000
12/31/2057
989,249
Virginia Small Business Financing Authority Senior Lien Revenue
Refunding Bonds Series 2022 (Baa1/NR)
1,690,000 5.000
12/31/2052
1,685,516
Virginia Small Business Financing Authority Senior Lien Revenue
Refunding Bonds Series 2022 (AMT) (NR/BBB)
7,500,000 4.000
01/01/2048
6,552,059
Virginia Small Business Financing Authority Solid Waste Disposal
RB Series 2018 (NR/B-)
1,000,000 5.000
(a)(b)(c)
01/01/2048
953,130
Virginia Small Business Financing Authority Tax Exempt Senior
Lien Private Activity RB Series 2017 (Baa3/NR)
5,415,000 5.000
12/31/2049
5,214,520
4,765,000 5.000
12/31/2052
4,562,904
165,273,898
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Washington - 1.3%
City of Tacoma Electric System RB Green Bonds Series 2024A
(NR/AA)
$ 1,000,000 5.000%
01/01/2054
$ 1,031,297
Grant County Public Hospital District UT GO Bonds Series 2023
(Baa1/NR)
14,405,000 5.000
12/01/2044
14,235,835
King County Washington Limited Tax GO and Refunding Bonds
2023 Series B (Aaa/AAA)
4,575,000 5.000
12/01/2053
4,769,556
Port of Seattle Industrial Development Corp. RB Refunding for
Delta Air Lines, Inc. Series 2012 (NR/BBB-)
3,880,000 5.000
04/01/2030
3,880,881
Port of Seattle Intermediate Lien Revenue and Refunding Bonds
Series 2022B (Aa3/AA-)
3,000,000 5.500
08/01/2047
3,146,229
Port of Seattle Intermediate Lien Revenue Refunding Bonds Series
2022B (AMT) (Aa3/AA-)
2,765,000 4.000
08/01/2047
2,460,907
Public Hospital District Hospital RB Series 2024 (Baa3/NR)
2,500,000 5.500
12/01/2054
2,561,112
Washington Higher Education Facilities Authority RB for Seattle
University Project, Series 2020 (NR/A)
925,000 4.000
05/01/2045
837,799
Washington State Convention Center Public Facilities District
Lodging Tax Bonds Series 2018 (AGM-CR) (A1/AA)
19,805,000 4.000
07/01/2058
17,421,807
Washington State Convention Center Public Facilities District
Lodging Tax Refunding Bonds Series 2021B (A3/BBB+)
3,715,000 3.000
07/01/2058
2,474,917
Washington State Convention Center Public Facilities District RB
Series 2018 (A3/BBB+)
47,800,000 5.000
07/01/2048
47,914,677
35,000,000 4.000
07/01/2058
28,688,744
Washington State Convention Center Public Facilities District
Subordinate Lodging Tax Refunding Bonds Series 2021B
(Baa1/BBB-)
3,320,000 4.000
07/01/2043
3,061,749
11,620,000 4.000
07/01/2058
9,524,663
Washington State Housing Finance Commission Nonprofit
Housing RB Bayview Manor II Project, Series 2025A
(NR/NR)
1,350,000 6.000
(c)
07/01/2060
1,376,282
Washington State Housing Finance Commission Nonprofit
Housing RB for Presbyterian Retirement Communities
Northwest Obligated Group Transforming Age Projects Series
2019 A (NR/NR)
1,350,000 5.000
(c)
01/01/2049
1,249,430
3,800,000 5.000
(c)
01/01/2055
3,430,991
Washington State Housing Finance Commission Nonprofit
Housing Revenue and Refunding RB Josephine Caring
Community Project Series 2025A (NR/NR)
3,320,000 5.125
(c)
07/01/2036
3,328,704
10,000,000 6.375
(c)
07/01/2060
10,005,167
Washington State Housing Finance Commission Non-Profit
Housing Tax Exempt RB Refunding for Emerald Heights
Project, Series 2023A (NR/NR)
2,050,000 5.000
07/01/2043
2,082,497
1,935,000 5.000
07/01/2048
1,915,457

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Washington – (continued)
Washington State Housing Finance Commission Subordinate
Nonprofit RB Blakeley and Laurel Villages Portfolio, Series
2025B (NR/NR)
$ 5,000,000 7.000%
(c)
07/01/2064
$ 5,129,460
170,528,161
West Virginia - 0.4%
City of South Charleston Special District Excise Tax Revenue
Improvement Bonds Series 2022 B (NR/NR)
2,230,000 5.500
(c)
06/01/2032
2,059,476
2,725,000 6.000
(c)
06/01/2037
2,378,417
Monongalia County Commission Excise Tax District RB
Refunding Series 2021 A (NR/NR)
2,510,000 4.125
(c)
06/01/2043
2,229,215
Monongalia County Commission Excise Tax District RB Series
2021 B (NR/NR)
1,535,000 4.875
(c)
06/01/2043
1,519,520
Monongalia County Commission Senior Tax Increment Revenue,
Refunding and Improvement Bonds for Development District
No. 4 – University town Centre Series 2023 A (NR/NR)
790,000 5.750
(c)
06/01/2043
835,723
1,185,000 6.000
(c)
06/01/2053
1,244,005
The City of Huntington Tax Increment Revenue and Refunding
Bonds for Downtown Project No. 3 Series 2024 A (NR/NR)
365,000 5.000
06/01/2039
369,146
375,000 5.500
06/01/2049
373,540
The City of Huntington Tax Increment Revenue and Refunding
Bonds for Kinetic Park Project No. 3 Series 2024 (NR/NR)
445,000 5.125
06/01/2039
453,571
400,000 5.625
05/01/2050
398,397
The County Commission of Monongalia County Subordinate
Special District Excise Tax Convertible Capital Appreciation
Revenue, Refunding and Improvement Bonds, Series 2023 B
14,000,000 0.000
(c)(g)
06/01/2053
3,114,030
West Virginia Economic Development Authority Solid Waste
Disposal Facilities RB Commercial Metals Company Project,
Series 2025 (Ba2/BB+)
10,850,000 4.625
(a)(b)
04/15/2055
10,984,627
West Virginia Hospital Finance Authority Hospital Refunding
and Improvement RB Vandalia Health Group Series 2023B
(AGM) (A1/AA)
3,340,000 5.500
09/01/2048
3,571,890
West Virginia Hospital Finance Authority RB Refunding for
Cabell Huntington Hospital Obligated Group Series 2018 A
(Ba1/BBB)
11,085,000 5.000
01/01/2043
10,376,163
13,000,000 4.125
01/01/2047
10,250,301
West Virginia Hospital Finance Authority RB Refunding for
Charleston Area Medical Center, Inc. Obligated Group Series
2019 A (Baa1/NR)
1,750,000 5.000
09/01/2038
1,798,209
1,600,000 5.000
09/01/2039
1,638,300
53,594,530
Wisconsin - 3.7%
Public Finance Authority
1,020,000 5.000
(c)
10/01/2034
1,058,497
Public Finance Authority Beyond Boone LLC-Appalachian State
University Project RB Bonds Series 2019 A (AGM) (A1/AA)
2,350,000 4.125
07/01/2049
2,148,162
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority Beyond Boone LLC-Appalachian
State University Project RB Bonds Series 2019 A
(AGM) (A1/AA) – (continued)
$ 1,600,000 5.000%
07/01/2058
$ 1,605,272
Public Finance Authority Charter School RB
1,025,000 6.500
(c)
06/15/2043
1,088,915
1,310,000 7.000
(c)
06/15/2053
1,393,915
1,395,000 7.000
(c)
06/15/2058
1,471,865
Public Finance Authority Charter School RB Cherokee Classical
Academy Project Series 2025A (NR/NR)
500,000 6.750
(c)
06/15/2055
495,951
1,000,000 7.000
(c)
06/15/2065
1,004,594
Public Finance Authority Charter School RB for Coral Academy of
Science Reno Series 2022A (NR/NR)
1,400,000 6.000
(c)
06/01/2062
1,355,874
Public Finance Authority Charter School RB Series 2021A
(Ba2/NR)
1,250,000 5.000
(c)
06/15/2051
1,073,757
Public Finance Authority Charter School Revenue and Refunding
Bonds North East Carolina Preparatory School Project Series
2024A (Baa3/NR)
900,000 5.250
06/15/2054
900,068
Public Finance Authority Education RB for Clove Garden School
Series 2022 (NR/NR)
1,630,000 5.500
(c)
06/15/2052
1,544,522
2,700,000 5.750
(c)
06/15/2062
2,589,222
Public Finance Authority Education RB for North Carolina
Leadership Charter Academy, Inc. Series 2019 A (NR/NR)
145,000 4.000
(c)
06/15/2029
143,797
385,000 5.000
(c)
06/15/2039
382,808
Public Finance Authority Education RB for Triad Educational
Services Series 2022 (NR/BBB-)
590,000 5.500
06/15/2050
586,270
1,450,000 5.250
06/15/2052
1,404,048
1,400,000 5.375
06/15/2057
1,372,225
Public Finance Authority Education RB for Uwharrie Charter
Academy Project Series 2022A (Ba2/NR)
1,400,000 5.000
(c)
06/15/2052
1,293,185
1,850,000 5.000
(c)
06/15/2057
1,681,766
1,850,000 5.000
(c)
06/15/2062
1,660,031
Public Finance Authority Education RB Mater Academy of Nevada
Cactus Park Campus Project Series 2025A (NR/BB)
1,190,000 6.000
(c)
12/15/2055
1,219,502
1,250,000 6.125
(c)
12/15/2060
1,286,832
Public Finance Authority Education RB Series 2022 (NR/NR)
3,925,000 5.000
(c)
01/01/2057
3,206,579
Public Finance Authority Education Revenue Refunding Bonds for
Pinecrest Academy of Nevada—Sloan Canyon Campus Project
Series 2024A (NR/BB+)
700,000 4.500
(c)
07/15/2053
603,543
Public Finance Authority Exempt Facilities RB Refunding for
Celanese Project Series 2016 C (Ba2/BB)
5,900,000 4.300
11/01/2030
5,897,514
Public Finance Authority Federal Lease RB Nasa DC HQ Federally
Taxable Series 2022 (B2/NR)
6,030,000 6.145
08/01/2028
4,312,360
Public Finance Authority Founders Academy Charter School RB
Series 2023A (NR/BB-)
550,000 6.625
(c)
07/01/2053
568,123

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority Founders Academy Charter School RB
Series 2023A (NR/BB-) – (continued)
$ 500,000 6.750%
(c)
07/01/2058
$ 518,541
Public Finance Authority Hotel RB for Grand Hyatt San Antonio
Hotel Acquisition Project Subordinate Lien Series 2022B
(NR/NR)
900,000 5.625
(c)
02/01/2046
920,074
Public Finance Authority Limited Obligation Grant RB
43,075,000 6.750
(c)
08/01/2031
33,167,750
Public Finance Authority Limited Obligation Pilot RB American
Dream Meadowlands Project Series 2017 (NR/NR)
8,175,000 7.000
(c)
12/01/2050
6,540,000
Public Finance Authority Limited Obligation RB for Town of
Scarborough - The Downs Project Series 2024 (NR/NR)
1,450,000 5.000
08/01/2039
1,477,124
Public Finance Authority Lindenwood Education System
Educational Facilities RB Series 2025A (NR/BBB-)
18,775,000 4.750
(c)
06/01/2040
18,786,806
Public Finance Authority Pooled Charter School Certificates Series
2023-1 Class B Certificates (NR/NR)
9,126,888 0.010
(a)(c)(g)
07/01/2062
7,312,919
Public Finance Authority Quality Education Academy Project
Charter School RB Series 2023A (Ba2/NR)
475,000 6.250
(c)
07/15/2053
486,883
1,175,000 6.500
(c)
07/15/2063
1,213,095
Public Finance Authority RB for Beyond Boone LLC Series 2020
A (AGM) (A1/AA)
950,000 4.000
07/01/2050
845,384
1,185,000 4.000
07/01/2055
1,031,488
1,520,000 4.000
07/01/2059
1,294,159
Public Finance Authority RB for Charter Day School Obligated
Group Series 2020 A (Ba2/NR)
1,070,000 5.000
(c)
12/01/2035
1,081,888
12,380,000 5.000
(c)
12/01/2055
10,793,929
Public Finance Authority RB for Coral Academy of Science Las
Vegas Series 2021 A (NR/BBB-)
4,115,000 4.000
07/01/2061
3,204,687
Public Finance Authority RB for Eno River Academy Holdings,
Inc. Series 2020 A (Ba1/NR)
3,370,000 5.000
(c)
06/15/2054
3,073,292
Public Finance Authority RB for Founders Academy of Las Vegas
Series 2020 A (NR/BB-)
370,000 4.000
(c)
07/01/2030
364,009
700,000 5.000
(c)
07/01/2040
682,040
1,875,000 5.000
(c)
07/01/2055
1,602,457
Public Finance Authority RB for High Desert Montessori Charter
School Series 2021 A (NR/NR)
300,000 5.000
(c)
06/01/2036
278,624
900,000 5.000
(c)
06/01/2051
686,984
1,075,000 5.000
(c)
06/01/2061
788,230
Public Finance Authority RB for Inperium Project Series 2024
(NR/NR)
3,650,000 5.500
(c)
12/01/2044
3,688,972
9,450,000 5.750
(c)
12/01/2054
9,490,852
Public Finance Authority RB for Masonic & Eastern Star Home of
NC, Inc. Obligated Group Series 2020 A (NR/NR)
6,775,000 5.250
(c)
03/01/2045
6,411,694
7,110,000 5.250
(c)
03/01/2055
6,361,954
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority RB for McLemore Resort Manager LLC
Series 2021 A (NR/NR)
$ 16,375,000 4.500%
(c)
06/01/2056
$ 11,462,500
Public Finance Authority RB for Noorda College of Osteopathic
Medicine LLC Series 2021 A (Ba2/NR)
10,330,000 5.625
(c)
06/01/2050
10,254,645
Public Finance Authority RB for Noorda College of Osteopathic
Medicine LLC Series 2021 B (Ba2/NR)
15,485,000 6.500
(c)
06/01/2045
13,845,238
Public Finance Authority RB for Prime Healthcare Foundation, Inc.
Series 2018 A (NR/NR)
2,600,000 5.200
12/01/2037
2,660,922
1,525,000 5.350
12/01/2045
1,539,921
Public Finance Authority RB for Rider University A New Jersey
Non-Profit Corp. Series 2021 B (NR/BB-)
4,470,000 6.000
(c)
07/01/2031
4,196,064
Public Finance Authority RB Refunding for Blue Ridge Healthcare
Obligated Group Series 2020 A (A3/A)
1,425,000 4.000
01/01/2045
1,331,487
1,900,000 3.000
01/01/2050
1,392,669
Public Finance Authority RB Refunding for Coral Academy of
Science Reno Series 2019 A (NR/NR)
1,950,000 5.000
(c)
06/01/2050
1,666,380
Public Finance Authority RB Refunding for Penick Village
Obligated Group Series 2019 (NR/NR)
1,450,000 5.000
(c)
09/01/2049
1,330,225
1,360,000 5.000
(c)
09/01/2054
1,223,722
Public Finance Authority RB Refunding for Rider University A
New Jersey Non-Profit Corp. Series 2021 A (NR/BB-)
9,950,000 4.500
(c)
07/01/2048
6,995,705
Public Finance Authority RB Refunding for UMA Education, Inc.
Project Series 2019 B (NR/BB+)
3,205,000 6.125
(c)
10/01/2049
2,774,355
Public Finance Authority RB Refunding for UMA Education, Inc.
Series 2019 A (NR/BB+)
350,000 5.000
(c)
10/01/2039
356,911
Public Finance Authority RB Viticus Group Project Series 2025A
(NR/NR)
1,300,000 6.500
(c)
12/01/2055
1,317,665
3,350,000 6.750
(c)
12/01/2065
3,417,480
Public Finance Authority Retirement Communities RB Refunding
for The Evergreens Obligated Group Series 2019 A (NR/NR)
765,000 5.000
11/15/2049
765,461
Public Finance Authority Revenue Refunding Bonds for Roseman
University of Health Sciences Series 2022 (NR/NR)
100,000 4.000
(c)(f)
04/01/2032
106,852
Public Finance Authority Revenue Refunding Bonds for Roseman
University of Health Sciences Series 2022 (NR/BB+)
800,000 4.000
(c)
04/01/2042
710,577
1,400,000 4.000
(c)
04/01/2052
1,105,019
Public Finance Authority Senior Lien Toll RB Series 2025 Georgia
SR 400 Express Lanes Project (Baa3/NR)
7,500,000 5.750
06/30/2060
7,739,477
29,070,000 5.750
12/31/2065
29,932,690
Public Finance Authority Senior Lien Toll RB, Series 2025 Georgia
Sr 400 Express Lanes Project (Baa3/NR)
17,025,000 6.500
12/31/2065
18,630,475

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority Senior Living Revenue Refunding Bonds
for Fellowship Senior Living Project Series 2019A (NR/NR)
$ 12,080,000 4.000%
01/01/2052
$ 9,343,707
Public Finance Authority Senior RB for Fargo-Moorhead
Metropolitan Area Flood Risk Management Project Series
2021 (AMT) (Baa3/NR)
3,800,000 4.000
03/31/2056
3,069,878
Public Finance Authority Special Facility RB for Million Air
Three LLC General Aviation Facilities Project Series 2024A
(Tax-Exempt-AMT) (NR/NR)
900,000 6.250
(c)
09/01/2046
928,014
Public Finance Authority Special Facility RB for Million Air
Two LLC General Aviation Facilities Project Series 2017B
(NR/NR)
19,085,000 7.125
(c)
06/01/2041
19,874,917
Public Finance Authority Student Housing RB for CHF-Cullowhee,
LLC-Western Carolina University Project Series 2015 A
(NR/BBB-)
3,250,000 5.250
07/01/2047
3,183,094
Public Finance Authority Student Housing RB KSU Bixby Real
Estate Foundation Llc Project Subordinate Series 2025B
(Baa2/NR)
160,000 5.000
06/15/2030
168,946
300,000 5.250
06/15/2035
328,060
500,000 5.250
06/15/2045
509,513
675,000 5.500
06/15/2055
688,021
Public Finance Authority Student Housing RB KSU Bixby Real
Estate Foundation, Llc Project Junior Subordinate Series
2025C (Ba1/NR)
425,000 5.000
06/15/2035
441,620
650,000 5.500
06/15/2045
651,362
900,000 5.750
06/15/2055
894,738
Public Finance Authority Student Housing RB Series 2021A-1
(Ba1/NR)
8,815,000 4.000
(c)
07/01/2061
6,181,513
Public Finance Authority Student Housing RB Subordinate Series
2021B (NR/NR)
1,875,000 5.250
(c)
07/01/2061
1,475,741
Public Finance Authority Tax Increment Revenue Senior Bonds for
Miami Worldcenter Project Series 2024A (NR/NR)
13,850,000 5.000
(c)
06/01/2041
14,073,434
Public Finance Authority Tax Increment Revenue Subordinate
Bonds for Miami Worldcenter Project Series 2024B (NR/NR)
7,375,000 8.000
(c)
06/15/2042
7,476,147
Public Finance Authority Wisconsin Hotel RB Grand Hyatt San
Antonio Hotel Acquisition Project Subordinate Lien Series
2022B (NR/NR)
6,200,000 5.750
(c)
02/01/2052
6,307,977
Public Finance Authority Wisconsin Texas Infrastructure Program
Tax-Exempt Revenue Anticipation Bonds Elevon Project
Series 2024 (NR/NR)
1,864,737 5.000
(c)
07/15/2030
1,868,197
Public Finance Authority Wisconsin Texas Infrastructure Program
Tax-Exempt Revenue Anticipation Bonds Nolina & Sorella
Projects Series 2024 (NR/NR)
4,687,680 5.500
(c)
12/15/2032
4,680,776
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority Wisconsin Texas Infrastructure Program
Tax-Exempt Revenue Anticipation Capital Appreciation Bonds
Anthem/Freedom Project Series 2025 (NR/NR)
$ 8,225,000 0.000%
(c)(e)
12/15/2037
$ 4,221,027
Public Finance Authority Wisconsin Texas Infrastructure Program
Tax-Exempt Revenue Anticipation Capital Appreciation Bonds
Driftwood Golf and Ranch Club Project Series 2025 (NR/NR)
12,050,000 0.000
(c)(e)
12/15/2039
4,950,171
Public Finance Authority Wisconsin Texas Infrastructure Program
Tax-Exempt Revenue Anticipation Capital Appreciation Bonds
for Oakwood Estates and Stonebrooke Projects Series 2024
(NR/NR)
4,056,000 0.000
(c)(e)
12/15/2030
3,053,340
Public Finance Authority Wisconsin Texas Infrastructure Program
Tax-Exempt Revenue Anticipation Capital Appreciation Bonds
for Two Step Project Series 2024 (NR/NR)
11,000,000 0.000
(c)(e)
12/15/2034
6,464,598
Public Finance Authority Wisconsin Texas Infrastructure Program
Tax-Exempt Revenue Anticipation Capital Appreciation Bonds
Midtown Project Series 2025 (NR/NR)
2,473,000 0.000
(c)(e)
12/15/2034
1,469,297
Public Finance Authority Wisconsin Texas Infrastructure Program
Tax-Exempt Revenue Anticipation Improvement and
Refunding Bonds Astro Texas Land Projects Series 2025
(NR/NR)
5,170,995 5.000
(c)
12/15/2036
5,122,020
Public Finance Authority, Wisconsin Special Revenue Bonds
Signorelli Projects Municipal Utility Districts Montgomery
and Waller Counties, Texas Series 2024 (NR/NR)
5,199,000 5.375
(c)
12/15/2032
5,195,747
Public Finance Authority, Wisconsin Texas Infrastructure Program
Tax-Exempt Revenue Anticipation Capital Appreciation Bonds
Northspur Project, Series 2025 (NR/NR)
5,654,000 0.000
(c)(e)
12/15/2032
3,676,559
Public Finance Authority, Wisconsin Texas Infrastructure Program,
Tax-Exempt Revenue Anticipation, Capital Appreciation
Bonds (Willow Springs Project) Series 2025 (NR/NR)
10,500,000 0.000
(c)(e)
12/15/2039
4,088,946
Wisconsin Health & Educational Facilities Authority RB Refunding
for Lawrence University of Wisconsin Series 2020 (Baa1/NR)
1,315,000 3.000
02/01/2042
1,030,158
435,000 4.000
02/01/2045
379,692
Wisconsin Health & Educational Facilities Authority RB Series
2021 for Hope Christian Schools (NR/NR)
950,000 4.000
12/01/2051
625,711
950,000 4.000
12/01/2056
601,563
Wisconsin Health and Educational Facilities Authority RB for
Three Pillars Senior Living Communities Series 2024A
(NR/NR)
2,875,000 5.750
08/15/2054
2,950,639
4,600,000 5.750
08/15/2059
4,707,048
Wisconsin Health and Educational Facilities Authority RB Series
2024A (NR/A+)
9,200,000 5.500
02/15/2054
9,666,378
Wisconsin Health and Educational Facilities Authority Senior
Living  RB, Series 2025 (NR/NR)
4,375,000 6.625
07/01/2060
4,549,749

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Wisconsin – (continued)
Wisconsin Public Finance Authority Hotel RB for Grand Hyatt San
Antonion Hotel Acquisition Project Senior Lien Series 2022B
(NR/NR)
$ 34,525,000 6.000%
(c)
02/01/2062
$ 35,407,739
470,515,509
Wyoming - 0.1%
County of Campbell RB Refunding for Basin Electric Power
Cooperative Series 2019 A (A3/A)
13,040,000 3.625
07/15/2039
12,402,217
a a
TOTAL MUNICIPAL BONDS
(Cost $12,547,366,944)
12,224,953,156
a
Corporate Bonds - 0.6%
Forest Products & Paper - 0.0%
Domtar Corp.
2,000,000 6.750%
(c)
10/01/28 1,678,736
Healthcare-Services - 0.1%
Prime Healthcare Foundation, Inc. Series
16,525,000 7.000 12/01/27 17,121,611
Real Estate - 0.4%
Benloch Ranch Improvement Association No. 1 Series 2020
5,807,290 9.750%
(c)
12/01/39 4,525,518
Benloch Ranch Improvement Association No. 1 Series 2021
3,581,069 9.750
(c)
12/01/39 2,790,658
Benloch Ranch Improvement Association No. 2
29,700,000 10.000
(c)(d)
12/01/51 22,418,748
Brixton Park Improvement Association No. 1 Series
20,544,138 6.875
(c)(d)
12/01/51 18,031,385
47,766,309
Revenue - 0.1%
Toledo Hospital (The)
4,988,000 5.325 11/15/28 5,057,558
TOTAL CORPORATE BONDS
(Cost $81,318,475)
71,624,214
a
Shares
Dividend
    Rate Value
Investment Company - 0.0%
(j)
Goldman Sachs Financial Square Treasury Instruments Fund -
Institutional Shares
165,086 3.616% 165,086
(Cost $165,086)
a
TOTAL INVESTMENTS - 98.2%
(Cost $12,946,015,021)
$ 12,609,365,184
OTHER ASSETS IN EXCESS
OF LIABILITIES - 1.8%
231,240,307
NET ASSETS - 100.0%
$ 12,840,605,491
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Security is currently in default and/or non-income producing.
(a) Variable Rate Demand Instruments – rate shown is that
which is in effect on December 31, 2025. Certain variable
rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
(b) Security with “Put” features and resetting interest rates.
Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on December 31, 2025.
(c) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(d) Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e) Issued with a zero coupon. Income is recognized through the accretion of discount.
(f) Pre-refunded security. Maturity date disclosed is pre-refunding date.
(g) Zero coupon bond until next reset date.
(h) Variable or floating rate security. Except for floating rate notes
(for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2025.
(i) Contingent value instrument that only pays out if a portion of the territory’s Sales and Use Tax outperforms the projections in the Oversight Board’s Certified Fiscal Plan.
(j) Represents an affiliated issuer.
Security ratings disclosed, if any, are issued by either Standard &
Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of
Additional Information.
Investment Abbreviations:
ABS - Asset-Backed Security
AGC - Insured by Assured Guaranty Corp.
AGM - Insured by Assured Guaranty Municipal Corp.
AGM-CR - Insured by Assured Guaranty Municipal Corp. Insured
Custodial receipts
AMBAC - Insured by American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax (subject to)
BAM - Build America Mutual Assurance Co.
CCRC - Congregate Care Retirement Center
CFD - Community Facilities District
COPS - Certificates of Participation
ETM - Escrowed to Maturity
FHLMC - Insured  by Federal Home Loan Mortgage Corp.
FNMA - Insured by Federal National Mortgage Association
GNMA - Insured by Government National Mortgage
Association
GO - General Obligation
IDA - Industrial Development Agency
LP - Limited Partnership
LT - Limited Tax
MTA - Metropolitan Transportation Authority
MUN GOVT
GTD
-
Municipal Government Guaranteed NATL
NATL - National Public Finance Guarantee Corp.
NR - Not Rated
PSF-GTD - Guaranteed by Permanent School Fund
RB - Revenue Bond
RMKT - Remarketed
RR - Revenue Refunding
SD CRED
PROG
-
School District Credit Program
SOFR - Secured Overnight Financing Rate

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
**End swaps header**
Investment Abbreviations: (continued)
ST
INTERCEPT
-
State Aid Intercept
TCRS - Transferable Custody Receipts
USD - United States Dollar
UT - Unlimited Tax

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds - 97.1%
Alabama - 0.9%
Ascension Health RB for Ascension Senior Credit Group Series
2016C (Aa3/AA)
$ 500,000 5.000%
11/15/2046
$ 500,429
Board of  Trustees of  Alabama State University General Tuition
and Fee RB Series 2025 (AG) (A1/AA)
100,000 5.250
09/01/2039
113,109
Board of Trustees of Alabama State University General Tuition and
Fee RB Series 2025 (AG) (A1/AA)
120,000 5.250
09/01/2038
136,736
Energy Southeast a Cooperative District Energy Supply RB 2024
Series B (A1/NR)
350,000 5.250
(a)(b)
07/01/2054
380,827
Hoover Industrial Development Board RB for United States Steel
Corp. Series 2019 (Ba3/BB+)
100,000 5.750
10/01/2049
100,761
Jefferson County Sewer Revenue Warrants Series 2024
(Baa1/BBB+)
1,005,000 5.500
10/01/2053
1,050,937
Midcity Improvement District Special Assessment RB Series 2022
(NR/NR)
100,000 4.250
11/01/2032
96,743
The Industrial Development Authority of Mobile County Solid
Waste Disposal RB AM NS Calvert LLC Project Series 2024A
(Baa2/BBB)
400,000 5.000
06/01/2054
381,764
2,761,306
Arizona - 1.0%
Arizona Health Facilities Authority Hospital RB for Banner Health
Series 2007 B (NR/AA-)
(S&P 7 Day Municipal Intermediate Grade Rate + 0.81%)
535,000 4.080
(b)(c)
01/01/2037
528,594
Arizona IDA Lease RB for Greenville University Student Housing
and Athletic Facilities Project Series 2022 (NR/BB+)
485,000 6.500
(d)
11/01/2053
479,622
Arizona Industrial Development Authority Hospital RB Phoenix
Children's Hospital Series 2020A (A1/A+)
300,000 4.000
02/01/2050
262,976
Arizona Industrial Development Authority RB for Candeo
Schools Obligated Group Project Series 2020 A
(SD CRED PROG) (NR/AA-)
25,000 3.375
07/01/2041
21,447
Arizona Industrial Development Authority RB for Somerset
Academy of Las Vegas Series 2021 A (NR/BB+)
25,000 4.000
(d)
12/15/2051
19,395
Arizona Industrial Development Authority RB Refunding for Doral
Academy of Northern Nevada Obligated Group Series 2021 A
(Baa3/NR)
265,000 4.000
(d)
07/15/2041
235,180
Arizona Industrial Development Authority Senior Living RB  First
Tier Series 2025 A2 (NR/NR)
180,000 5.125
01/01/2059
166,747
City of Phoenix Civic Improvement Corporation RB for Junior
Lien Airport Series 2019 B (Aa3/A+)
170,000 3.250
07/01/2049
128,767
County of Maricopa IDA Education RB Series 2021A (NR/BBB-)
75,000 4.000
(d)
07/01/2041
67,927
County of Maricopa IDA Education RB Taxable Convertible Series
2021B (NR/BBB-)
150,000 2.625
(a)(d)
07/01/2031
139,060
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Arizona – (continued)
County of Maricopa IDA Education RB Taxable Convertible Series
2021B (NR/BBB-) – (continued)
$ 150,000 3.500%
(a)(d)
07/01/2044
$ 118,324
Estrella Mountain Ranch Community Facilities District Lucero
Assessment District No. 1 Special Assessment RB Series 2019
(NR/NR)
99,000 4.750
07/01/2043
93,229
La Paz County Industrial Development Authority RB for Harmony
Public Schools Series 2021 A (NR/BBB+)
50,000 4.000
02/15/2046
42,222
Maricopa County Industrial Development Authority RB for
Arizona Autism Charter Schools Obligated Group Series 2021
A (NR/BB)
100,000 4.000
(d)
07/01/2051
77,199
Maricopa County Industrial Development Authority RB for Ottawa
University Series 2020 (NR/NR)
25,000 5.125
(d)
10/01/2030
24,212
Maricopa County Pollution Control Refunding RB for El
Paso Electric Company Palo Verde Project Series 2009 A
(NON-AMT) (Baa2/NR)
325,000 3.600
02/01/2040
304,440
Salt Verde Financial Corp. RB Gas Senior Series 2007-1
(A3/BBB+)
105,000 5.000
12/01/2037
113,901
The Industrial Development Authority of The City of Chandler
Arizona Industrial Development RB Series 2019
(AMT) (Baa2/BBB)
150,000 4.000
(a)(b)
06/01/2049
152,070
The Industrial Development Authority of The County of Maricopa
Education Refunding RB for Legacy Traditional Schools
Projects Series 2024 (NR/BBB-)
275,000 4.000
07/01/2034
272,661
3,247,973
Arkansas - 0.0%
Arkansas Development Finance Authority RB for Central Arkansas
Radiation Therapy Institute, Inc. Series 2021 B (NR/NR)
50,000 4.250
07/01/2041
43,660
25,000 3.500
07/01/2046
16,004
Arkansas Development Finance Authority RB Refunding for
Central Arkansas Radiation Therapy Institute, Inc. Series 2021
(NR/NR)
100,000 3.500
07/01/2038
73,574
133,238
California - 6.5%
Airport Commission of The City and County of San Francisco San
Francisco International Airport Second Series Revenue Bonds
Series 2025A (AMT) (Aa3/AA-)
250,000 5.500
05/01/2055
264,615
Airport Commission of The City and County of San Francisco
San Francisco International Airport Second Series Revenue
Refunding Bonds Series 2024A (Aa3/NR)
570,000 5.250
05/01/2049
592,790
Airport Commission of The City and County of San Francisco
Second Series RR Bonds, Series 2023C (AMT) (Aa3/NR)
500,000 5.750
05/01/2048
536,397
Burbank-Glendale-Pasadena Airport Authority Airport Senior RB
2024 Series B (AMT) (AGM) (A1/AA)
250,000 4.375
07/01/2049
238,027

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California Community Choice Financing Authority Clean Energy
Project RB Fixed Rate Green Bonds Series 2023E-1 (A1/NR)
$ 575,000 5.000%
(a)(b)
02/01/2054
$ 611,777
California Community Choice Financing Authority Clean Energy
Project RB Term Rate Green Bonds Series 2024F (Aa3/NR)
750,000 5.000
(a)(b)
02/01/2055
810,822
California Community Housing Agency Essential Housing RB
Series 2021A (NR/NR)
635,000 4.000
(d)
02/01/2056
477,742
California Community Housing Agency RB Series 2021A-1 Senior
Bonds (NR/NR)
150,000 4.000
(d)
02/01/2056
123,407
California County Tobacco Securitization Agency RB Refunding
for Sonoma County Securitization Corp. Series 2020 A
(NR/BBB+)
50,000 4.000
06/01/2049
43,070
California County Tobacco Securitization Agency RB Refunding
for Sonoma County Securitization Corp. Series 2020 B-1
(NR/BBB+)
5,000 5.000
06/01/2049
4,971
California County Tobacco Securitization Agency RB Refunding
for Sonoma County Securitization Corp. Series 2020 B-2
(NR/NR)
250,000 0.000
(e)
06/01/2055
49,392
California County Tobacco Securitization Agency Tobacco
Settlement RB Capital Appreciation Subordinate Series 2006
C (NR/NR)
400,000 0.000
(e)
06/01/2055
44,713
California Educational Facilities Authority RB Stanford University,
Series U-7 (Aaa/AAA)
355,000 5.000
06/01/2046
407,797
California Health Facilities Financing Authority RB Adventist
Health System West Series 2024A (NR/BBB+)
1,600,000 5.250
12/01/2043
1,700,702
California Health Facilities Financing Authority RB for Providence
Health & Services Series 2014B (A3/A)
410,000 5.000
10/01/2044
410,214
California Health Facilities Financing Authority Refunding RB
Lucile Salter Packard Children's Hospital at Stanford 2022
Series A Forward Delivery (A1/A+)
135,000 4.000
05/15/2051
124,515
California Municipal Finance Authority Municipal Certificates,
Series 2025-1 Class A-1 (NR/AA-)
496,853 3.439
(a)(f)
02/20/2041
465,162
California Municipal Finance Authority RB for The Learning
Choice Academy Series 2021 A (NR/BBB-)
100,000 4.000
07/01/2041
90,977
California Municipal Finance Authority Revenue Refunding Bonds
for Eisenhower Medical Center Series 2017A (Baa2/NONR)
150,000 5.000
07/01/2047
150,054
California Municipal Finance Authority Senior Lien RB for Linxs
APM Project Series 2018A (NR/NR)
1,000,000 5.000
12/31/2043
1,004,734
California Municipal Finance Authority Solid Waste Disposal RB
Waste Management, Inc. Project Series 2024B (NR/A-/A-2)
200,000 3.375
(a)(b)
09/01/2050
198,868
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California Municipal Finance Authority Special Facility RB For
United Airlines International Airport Project Series 2019
(NR/BB+)
$ 150,000 4.000%
07/15/2029
$ 150,673
California Pollution Control Financing Authority Solid Waste
Disposal Refunding RB for Waste Management Project Series
2015A-3 (NR/A-/A-2)
250,000 4.300
07/01/2040
250,152
California Pollution Control Financing Authority Water Furnishing
RB for Poseidon Resources Desalination Project Series 2012
(Baa3/NR)
300,000 5.000
(d)
07/01/2037
300,973
California Pollution Control Financing Authority Water Furnishing
RB for Poseidon Resources Desalination Project Series 2023
(Baa3/NR)
275,000 5.000
(d)
07/01/2034
300,749
250,000 5.000
(d)
07/01/2035
272,045
California Pollution Control Financing Authority Water Furnishing
RB for Poseidon Resources LP Desalination Project Series
2012 (AMT) (Baa3/NR)
250,000 5.000
(d)
11/21/2045
250,102
California School Finance Authority Charter School RB for
Citizens of the World Obligated Group Series 2022A
(NR/BB-)
250,000 6.250
(d)
04/01/2052
250,049
California School Finance Authority Charter School RB for
Lighthouse Community Public School Obligated Group Series
2022A (NR/NR)
250,000 6.375
(d)
06/01/2052
257,311
California School Finance Authority RB for Lifeline Education
Charter School, Inc. Series 2020 A (NR/BB+)
285,000 3.000
(d)
07/01/2030
273,594
California School Finance Authority RB for Santa Clarita Valley
International Charter School Series 2021 A (NR/NR)
185,000 4.000
(d)
06/01/2031
101,750
California Statewide Communities Development Authority CFD
No. 2022-03 Sheldon Farms Special Tax Bonds, Series 2023
(NR/NR)
250,000 5.000
09/01/2053
253,028
California Statewide Communities Development Authority
Community Facilities District No. 2020-02 Atwell
Improvement Area No. 3 Special Tax Bonds Series 2024
(NR/NR)
125,000 5.000
09/01/2054
126,515
California Statewide Communities Development Authority
Pollution Control RB Refunding for Southern California
Edison Company Series 2006 D (NON-AMT) (A2/BBB+)
150,000 4.500
11/01/2033
157,494
California Statewide Communities Development Authority RB
for Loma Linda University Medical Center Series 2016A
(NR/BB+)
250,000 5.250
(d)
12/01/2056
250,190
California Statewide Communities Development Authority RB
Refunding for Loma Linda University Medical Center Series
2014 A (NR/BB+)
650,000 5.500
12/01/2054
651,538
California Statewide Communities Development Authority Special
Tax Bonds Series 2022 (NR/NR)
50,000 5.125
09/01/2042
52,272

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California Statewide Communities Development Authority Student
Housing Refunding RB for University of California Irvine East
Campus Apartments Series 2016 (Baa1/NR)
$ 100,000 5.000%
05/15/2040
$ 100,366
California Statewide Community Development Authority Pollution
Control Refunding RB 2010 Series A (A2/BBB+)
190,000 1.750
09/01/2029
178,479
City of Alameda Community Facilities District 2023 Special Tax
Bonds (NR/NR)
50,000 5.000
09/01/2048
50,791
City of Chula Vista CA Community Facilities District No. 16-1
Special Tax for Improvement Area No. 2 Series 2021 (NR/NR)
250,000 4.000
09/01/2046
226,652
City of Ontario CA Community Facilities District No. 43 Special
Tax Bonds Series 2020 (NR/NR)
25,000 3.000
09/01/2039
21,033
City of Roseville Special Tax Villages at Sierra Vista Community
Facilities District No. 1 Series 2020 (NR/NR)
25,000 4.000
09/01/2040
24,592
City of San Francisco Airport Commission International Airport
Second Series RB Series 2018E (Aa3/AA-)
400,000 5.000
05/01/2048
407,732
City of San Francisco Airport Commission International Airport
Second Series RB Series 2019A (Aa3/AA-)
490,000 5.000
05/01/2049
493,037
CMFA Special Finance Agency VIII Essential Housing RB 2021A-
1 (NR/NR)
150,000 3.000
(d)
08/01/2056
100,989
County of Los Angeles CA Community Facilities District NO
2021-01 (NR/NR)
100,000 5.000
09/01/2047
102,134
CSCDA Community Improvement Authority Essential Housing
Senior Lien RB Series 2021A-1 (NR/NR)
250,000 3.600
(d)
05/01/2047
205,402
Department of Airports of The City of Los Angeles California
Los Angeles International Airport Subordinate Revenue and
Refunding RB 2021 Series A (Aa3/AA-)
150,000 5.000
05/15/2037
161,518
Department of Airports of The City of Los Angeles LAX
Subordinate RB 2018 Series A (AMT) (Aa3/AA-)
500,000 5.250
05/15/2048
506,416
Department of Airports of The City of Los
Angeles LAX Subordinate RB 2021 Series D
(Private Activity/AMT) (Aa3/AA-)
500,000 4.000
05/15/2051
445,231
Department of Water and Power of The City of Los Angeles Power
System RB 2025 Series A (Aa2/NR)
500,000 5.000
07/01/2050
519,593
Department of Water and Power of The City of Los Angeles Power
System RB 2025 Series B (Aa2/NR)
500,000 5.000
07/01/2034
576,597
Department of Water and Power of The City of Los Angeles Water
System RB 2018 Series A (Aa2/AA-)
125,000 5.000
07/01/2043
127,241
Eastern Foothill Transportation Corridor Agency Senior Lien Toll
Road Refunding RB Series 2021A (Baa1/A)
750,000 4.000
01/15/2046
718,843
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
Folsom Ranch Financing Authority City of Folsom Community
Facilities District No. 23 Improvement Area No. 2 California
Special Tax RB Series 2024 (NR/NR)
$ 100,000 5.000%
09/01/2053
$ 101,147
Golden State Securitization Settlement Corp ABS Bond Series
2021 2021B-1 (NR/BBB-)
410,000 3.850
06/01/2050
374,720
Inland Empire Tobacco Securitization Authority RB Turbo Asset-
Backed Bonds for Capital Appreciation Series 2007 C-1
(NR/CCC)
250,000 0.000
(e)
06/01/2036
122,603
Los Angeles County Public Works Financing Authority Lease RB
2020 Series A (NR/AA+)
125,000 3.000
12/01/2050
93,516
Modesto Financing Authority Domestic Project RB 2007F
(NATL) (Baa3/AA)
(3M USD SOFR + 0.63%)
525,000 3.346
(c)
09/01/2037
508,415
Rancho Cordova Community Facilities District No. 2003-1 Special
Tax Refunding for Sunridge Anatolia Series 2016 (NR/NR)
125,000 3.000
09/01/2034
118,275
Roseville California Community Facilities District No. 5 Special
Tax for Fiddyment Ranch Project Series 2021 (NR/NR)
25,000 2.500
09/01/2037
20,735
275,000 4.000
09/01/2050
243,499
Sacramento County Financing Authority RB Series 2007B
(NATL) (Aa3/AA-)
(3M USD SOFR + 0.55%)
770,000 3.266
(c)
06/01/2034
753,944
San Diego County Regional Airport Authority Subordinate Airport
RB Series 2021B (A1/NR)
150,000 4.000
07/01/2039
150,174
900,000 4.000
07/01/2046
821,978
San Gorgonio Memorial Health Care District GO Refunding Bonds
Series 2020 (B1/NR)
100,000 4.000
08/01/2032
92,576
Town of Tiburon Special Assessment for Assessment District No.
2017-1 Series 2021 A (NR/NR)
45,000 2.500
09/02/2046
29,126
Washington Township Health Care District RB 2023 Series A
(Baa3/NR)
50,000 5.750
07/01/2053
52,258
20,698,793
Colorado - 3.2%
Baseline Metropolitan District In The City and County of
Broomfield, Colorado Special RR and Improvement Bonds
Series 2024A (AGC) (NR/AA)
125,000 4.000
12/01/2046
119,166
100,000 5.000
12/01/2049
103,874
90,000 4.250
12/01/2054
86,124
Citadel on Colfax Business Improvement District Senior RB Series
2020 A (NR/NR)
125,000 5.350
12/01/2050
118,835
Citadel on Colfax Business Improvement District Senior RB Series
2020 B (NR/NR)
100,000 7.875
12/15/2050
100,118

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
City and County of Denver, Colorado, For and On Behalf of Its
Department of Aviation Airport System RB Series 2022A
(AMT) (Aa3/AA-)
$ 1,000,000 5.000%
11/15/2047
$ 1,019,572
City of Denver Airport System Subordinate RB Series 2018A
(A1/A+)
575,000 5.250
12/01/2043
588,583
Colorado Education & Cultural Facilities Authority Charter School
RB Series 2021 (Baa3/NR)
100,000 4.000
10/01/2056
78,752
Colorado Educational and Educational Facilities Authority Charter
School RB Ascent Classical Academy Charter Schools, Inc.
Series 2024A (NR/BB)
100,000 5.500
(d)
04/01/2044
100,120
Colorado Health Facilities Authority American Eagle Delaware
Holding Company Series 2022A-1 (NR/NR)
695,000 6.000
07/01/2036
677,135
Colorado Health Facilities Authority American Eagle Delaware
Holding Company Series 2022A-2 (NR/NR)
440,000 6.000
07/01/2031
430,410
Colorado Health Facilities Authority Hospital RB Boulder
Community Health Project Series 2020 (A3/A-)
275,000 4.000
10/01/2038
271,391
300,000 4.000
10/01/2039
296,223
300,000 4.000
10/01/2040
295,326
Colorado Health Facilities Authority RB for Parkview Medical
Center, Inc. Obligated Group Series 2020 A (Aa2/NR)
350,000 4.000
(g)
09/01/2030
372,541
Colorado Health Facilities Authority RB for Senior Living
American Eagle Portfolio Project Series 2022B-1 (NR/NR)
101,026 5.000
(a)
07/01/2057
76,946
Colorado Health Facilities Authority RB Refunding for Adventist
Health System/Sunbelt Obligated Group Series 2019 A
(Aa2/AA)
100,000 4.000
11/15/2043
94,346
Colorado Health Facilities Authority RB Refunding for
CommonSpirit Health Obligated Group Series 2019 A-2
(A3/A-)
110,000 5.000
08/01/2038
114,782
Colorado Health Facilities Authority RB Series 2019A-2 (A3/A-)
885,000 4.000
08/01/2049
764,878
Colorado Health Facilities Authority Revenue Refunding Bonds
Series 2025A (NR/NR)
100,000 5.250
05/15/2048
101,007
CSU Strata Student Housing RB Series 2025A (NR/BB+)
300,000 5.375
(d)
03/01/2055
292,501
Denver Colorado City & County Special Facilities Airport RB
Refunding for United Air Lines, Inc. Project Series 2017
(NR/BB+)
650,000 5.000
10/01/2032
650,707
Denver Health & Hospital Authority Healthcare Revenue
Refunding Bonds Series 2017A (NR/BBB)
175,000 4.000
(d)
12/01/2035
173,388
185,000 4.000
(d)
12/01/2036
183,846
Denver Health and Hospital Authority, Colorado Healthcare  RB,
Series 2025A (NR/BBB)
500,000 5.125
12/01/2050
504,131
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
Fiddler's Business Improvement District GO Refunding Bonds
Series 2022 (NR/NR)
$ 145,000 5.000%
(d)
12/01/2032
$ 149,555
High Plains Metropolitan District GO Refunding Bonds Series
2017 (NATL) (A2/NR)
310,000 4.000
12/01/2047
287,619
Rampart Range Metropolitan District No. 5 RB Series 2021
(NR/NR)
500,000 4.000
12/01/2041
445,576
Senac South Metropolitan District GO LT Bonds Series 2021A3
(NR/NR)
915,000 5.250
12/01/2051
873,366
The Lakes at Centerra Metropolitan District No.2 in The City of
Loveland Colorado Limited Tax GO Refunding Bonds Series
2024A (AGM) (NR/AA)
300,000 4.500
12/01/2054
286,570
Trails at Crowfoot Metropolitan District No. 3 in The Town of
Parker Colorado GO Limited Tax Refunding Bonds Series
2024A (AGC) (NR/AA)
100,000 4.000
12/01/2044
93,332
250,000 4.250
12/01/2054
226,538
Wildwing Metropolitan District No. 5 In the Town of Timnath
Larimer County Colorado LT Go Refunding and Improvement
Bonds Series 2024 (AGM) (NR/AA)
50,000 4.500
12/01/2053
47,430
10,024,688
Connecticut - 0.9%
City of Ansonia Connecticut Certificates of Participation Series
2024 (NR/A+)
130,000 4.750
12/01/2045
132,800
State of Connecticut GO Social Bonds Series 2024G (Aa2/AA-)
1,900,000 3.000
11/15/2043
1,628,118
State of Connecticut Health & Educational Facilities Authority RB
Series E (NR/NR)
230,000 4.000
07/01/2041
209,320
State of Connecticut Health and Educational Facilities Authority
RB for University of Hartford 2022 Series P (NR/BB+)
55,000 5.375
07/01/2052
49,907
State of Connecticut Health and Educational Facilities Authority
Revenue Bonds Goodwin University Obligated Group Issue
Series A-1 (NR/BBB-)
125,000 5.000
07/01/2044
122,809
Steel Point Infrastructure Improvement District Tax Allocation for
Steelpointe Harbor Project Series 2021 (NR/NR)
100,000 4.000
(d)
04/01/2041
95,482
The Housing Authority of The City of Stamford RB Mozaic
Concierge Living Project Entrance Fee Principal Redemption
Bondssm Series 2025D (NR/NR)
500,000 4.250
10/01/2030
505,124
2,743,560
Delaware - 0.1%
Delaware Economic Development Authority Charter School RB for
Aspira of Delaware Charter Operations Project Series 2022A
(NR/BB)
50,000 3.000
06/01/2032
45,994
50,000 4.000
06/01/2042
42,633

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Delaware – (continued)
Delaware State Housing Authority Senior
Single Family Mortgage RB 2024 Series D
(NON-AMT) (GNMA/FNMA/FHLMC) (Aa1/NR)
$ 240,000 4.450%
07/01/2049
$ 235,317
323,944
District of Columbia - 1.6%
District of Columbia Private Activity RB Series 2022A (A3/NR)
100,000 5.500
02/28/2037
115,346
District of Columbia Union Market Project Tax Increment RB
Convertible Capital Appreciation Bonds. Series 2024B
(NR/NR)
100,000 0.000
(d)(f)
06/01/2041
63,156
District of Columbia Water and Sewer Authority Public Utility
Subordinate Lien Multimodal RB Daily Rate Period Subseries
2025C-2 (Aa2/AA+/A-1)
615,000 2.550
(a)(b)
10/01/2060
615,000
Metropolitan Washington Airport Authority Revenue & Refunding
Bonds Series 2018A (Aa3/AA-)
1,950,000 5.000
10/01/2043
1,980,025
Metropolitan Washington Airports Authority Dulles Toll Road RB
Refunding First Senior Lien for Dulles Metrorail and Capital
Improvement Project Series 2019 B (AGM-CR) (A1/AA)
665,000 4.000
10/01/2044
638,175
Metropolitan Washington Airports Authority Dulles Toll Road RB
Series 2019 B (AGM) (A1/AA)
125,000 3.000
10/01/2050
90,536
100,000 4.000
10/01/2053
88,407
Metropolitan Washington Airports Authority Dulles Toll Road
Subordinate Lien Revenue Refunding Bonds for Dulles
Metrorail & Capital Improvement Projects Series 2019B
(Baa2/A-)
650,000 4.000
10/01/2049
574,671
Metropolitan Washington Airports Authority Dulles Toll Road
Subordinate Lien Revenue Refunding Bonds for Dulles
Metrorail and Capital Improvement Projects Series 2019B
(Baa2/A-)
300,000 4.000
10/01/2035
305,051
Washington Metropolitan Area Transit Authority Second Lien
Dedicated RB Series 2025A (NR/AA)
500,000 5.250
07/15/2055
526,105
4,996,472
Florida - 19.9%
Abbott Square Community Development District City of
Zephyrhills Florida Special Assessment Bonds Series 2025
(NR/BBB)
100,000 5.375
05/01/2045
102,295
Abbott Square Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
200,000 5.000
06/15/2032
208,568
AH at Turnpike South Community Development District Special
Assessment Phase 3 Project Series 2021 (NR/NR)
500,000 4.000
05/01/2051
416,343
Alachua County Health Facilities Authority Continuing Care
Retirement Community RB Series 2022 (NR/NR)
250,000 4.000
10/01/2046
210,436
Angeline Community Development District
360,000 4.000
05/01/2030
359,959
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Astonia Community Development District Polk County, Florida
Special Assessment Bonds, Series 2023 Assessment Area
Three Project (NR/NR)
$ 65,000 5.125%
06/15/2043
$ 66,598
Astonia Community Development District Special Assessment for
Assessment Area 2 Project Series 2021 (NR/NR)
55,000 3.200
(d)
05/01/2041
46,459
Astonia Community Development District Special Assessment for
North Parcel Assessment Area Project Series 2021 (NR/NR)
5,000 2.500
(d)
05/01/2026
4,976
50,000 3.200
(d)
05/01/2041
42,780
Avalon Groves Community Development District Special
Assessment for Assessment Area Three Project Series 2021
(NR/NR)
30,000 2.375
05/01/2026
29,866
Avalon Groves Community Development District Special
Assessment for Phases 3 and 4 Sub Assessment Area One
Series 2021 (NR/NR)
25,000 3.125
05/01/2041
21,434
Avenir Community Development District Special Assessment
Bonds Series 2023 (NR/NR)
35,000 4.500
05/01/2030
35,470
Aventura Isles Community Development District Miami-Dade
County Special Assessment Refunding Bonds, Series 2024
(NR/NR)
100,000 5.000
05/01/2043
101,626
Aviary at Rutland Ranch Community Development District
Manatee County, Florida Special Assessment Bonds Series
2025 (NR/NR)
435,000 6.000
05/01/2055
450,224
Babcock Ranch Community Independent Special District Special
Assessment RB Series 2022 (NR/NR)
245,000 4.250
05/01/2032
247,924
Bannon Lakes Community Development District Special
Assessment Series 2021 (NR/NR)
200,000 3.000
(d)
05/01/2031
193,659
Bellagio Community Development District Special Assessment
Bonds Series 2013 (NR/BBB)
15,000 6.000
11/01/2027
15,508
Bellehaven Community Development Special Assessment Bonds
Series 2025 (NR/NR)
115,000 5.800
05/01/2045
119,075
Belmont II Community Development District Special Assessment
Series 2020 (NR/NR)
100,000 3.625
12/15/2040
95,646
Berry Bay Community Development District Special Assessment
for Assessment Area 1 Project Series 2021 (NR/NR)
500,000 3.125
05/01/2031
477,095
Berry Bay Community Development District Special Assessment
RB for Assessment Area Three Series 2024 (NR/NR)
45,000 4.250
05/01/2031
45,387
Black Creek Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
110,000 4.800
06/15/2027
111,381
Bridgewalk Community Development District Special Assessment
Bonds for Assessment Area Two Project Series 2023 (NR/NR)
60,000 6.250
12/15/2043
63,771

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Bridgewater Community Development District Special Assessment
Bonds for Assessment Area One Project Series 2022 (NR/NR)
$ 100,000 3.250%
06/15/2042
$ 82,131
Broward County Port Facilities RB Series 2019B (A1/A)
300,000 4.000
09/01/2049
257,961
Buckhead Trails Community Development District Special
Assessment Bonds for Manatee County Project Series 2022
(NR/NR)
25,000 4.750
05/01/2027
25,118
Buena Lago Community Development District Capital
Improvement RB for Assessment Area Two Series 2024
(NR/NR)
50,000 5.250
05/01/2044
50,283
Buena Lago Community Development District Capital
Improvement RB Series 2022 (NR/NR)
85,000 4.000
05/01/2027
85,150
Capital Projects Finance Authority Educational Facilities RB
Imagine School At North Port Project (NR/NR)
100,000 6.250
(d)
06/15/2045
101,064
Capital Projects Finance Authority Educational Facilities RB
Kissimmee Charter Academy Project Series 2024 (NR/NR)
100,000 6.125
(d)
06/15/2044
102,861
Capital Trust Agency Student Housing RB for University Bridge
LLC Series 2018 A (Ba2/NR)
250,000 5.250
(d)
12/01/2058
236,655
Capital Trust Agency, Inc. RB for AcadeMir Charter School West
Series 2021 A-2 (Ba2/NR)
100,000 4.000
(d)
07/01/2051
76,207
Capital Trust Agency, Inc. RB for University Bridge LLC Series
2018 A (Ba2/NR)
300,000 5.250
(d)
12/01/2043
300,037
Capital Trust Authority Educational Facilities Lease RB for Seaside
Community Charter School Project Series A (Baa3/NR)
100,000 5.000
06/15/2034
105,434
Capital Trust Authority Educational Facilities RB Madrone -
Florida Tech Student Housing I, LLC - Florida Institute of
Technology Project, Series 2025A (NR/BB)
100,000 4.750
(d)
07/01/2040
99,864
100,000 5.000
(d)
07/01/2045
96,323
Capital Trust Authority Educational Facilities RB The Learning
Center Project Series 2025 (NR/NR)
150,000 6.500
(d)
06/15/2045
151,434
Capital Trust Authority RB Anticipation Notes Convivial-St
Petersburg Project Series 2024A (NR/NR)
150,000 12.000
(d)
10/03/2029
175,754
Center Lake Ranch West Community Development District City
of St. Cloud, Florida Capital Improvement RB, Series 2025
(NR/NR)
745,000 5.300
(d)
05/01/2045
749,001
Central Parc Community Development District City Of North Port
Florida Special Assessment RB Series 2024 (NR/NR)
100,000 4.900
05/01/2031
101,687
Century Gardens at Tamiami Community Development District
Miami-Dade County Florida Special Assessment Refunding
Bonds Series 2016 (NR/BBB)
100,000 4.000
05/01/2031
100,033
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Century Park Square Community Development District Miami-
Dade County, Florida Special Assessment Bonds, Series 2025
(NR/NR)
$ 750,000 6.000%
05/01/2055
$ 768,249
CFM Community Development District Special Assessment Bonds
Series 2021 (NR/NR)
100,000 3.350
05/01/2041
82,994
Chapel Creek Community Development District Special
Assessment Series 2021 (NR/NR)
65,000 3.375
(d)
05/01/2041
58,372
Chapel Crossings Community Development District Special
Assessment Series 2020 (NR/NR)
95,000 3.700
(d)
05/01/2040
86,158
Charles Cove Community Development District Special
Assessment RB Series 2021 (NR/NR)
5,000 2.400
05/01/2026
4,976
City of Jacksonville RB Refunding for Genesis Health, Inc.
Obligated Group Series 2020 (NR/A-)
145,000 4.000
11/01/2039
141,780
City of Palmetto Educational Facilities Refunding RB Series
2022A (NR/BBB-)
100,000 5.125
06/01/2042
101,425
Coddington Community Development District (NR/NR)
260,000 5.000
05/01/2032
276,912
Connerton East Community Development District Pasco County
Florida Special Assessment Bonds, Series 2025 (NR/NR)
1,000,000 5.500
06/15/2055
986,515
Connerton East Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
100,000 5.250
06/15/2043
103,172
Cope's Landing Community Development District Capital
Improvement RB 2023 Project Area Series 2023 (NR/NR)
100,000 5.750
05/01/2043
106,515
Copper Oaks Community Development District Special
Assessment Refunding and Improvement Bonds Series 2021
(NR/NR)
175,000 3.000
05/01/2035
157,458
Corkscrew Crossing Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
200,000 4.300
05/01/2033
206,220
Creekview Community Development District Special Assessment
RB Series 2022 (NR/NR)
15,000 3.875
05/01/2027
14,912
30,000 4.250
05/01/2032
30,188
180,000 4.625
05/01/2042
177,302
Cross Creek North Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
340,000 4.250
05/01/2042
328,792
Cross Creek North Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
100,000 5.125
05/01/2043
102,346
Crossings Community Development District Osceola County
Special Assessment Bonds Series 2024 (NR/NR)
100,000 5.350
05/01/2044
101,127
Crossings Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
85,000 4.250
05/01/2027
85,268
255,000 4.750
05/01/2032
263,189

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Curiosity Creek Community Development District
$ 250,000 5.600%
(d)
05/01/2045
$ 250,736
Cypress Bluff Community Development District Special
Assessment for Del WEBB Project Series 2020 A (NR/NR)
310,000 3.125
(d)
05/01/2030
306,071
Cypress Mill Community Development District Special Assessment
Bonds for Bank Qualified 2023 Project Series 2023 (NR/BBB)
50,000 5.000
05/01/2053
49,399
Cypress Reserve Community Development District Capital
Improvement RB, Series 2025 (NR/NR)
175,000 5.800
(d)
05/01/2056
175,775
Deerbrook Community Development District Pasco County,
Florida Special Assessment Bonds, Series 2023 2023 Project
(NR/NR)
100,000 5.250
05/01/2043
102,490
Del Webb Oak Creek Community Development District Lee
County, Florida Special Assessment Bonds Series 2025
(NR/NR)
190,000 5.375
(d)
05/01/2045
191,775
Del Webb Sunchase Community Development District Manatee
County, Florida Special Assessment Bonds Series 2025
(NR/NR)
250,000 5.625
05/01/2055
253,284
Dewey Robbins Community Development District City of
Leesburg Florida Capital Improvement RB Series 2025
(NR/NR)
330,000 5.800
05/01/2055
330,619
DG Farms Community Development District Special Assessment
Series 2020 (NR/NR)
270,000 3.750
05/01/2040
251,391
DW Bayview Community Development District Special
Assessment Bond Series 2021 (NR/NR)
50,000 3.375
(d)
05/01/2041
45,662
DW Bayview Community Development District Special
Assessment Bonds for Manatee County Series 2022 (NR/NR)
70,000 4.300
05/01/2027
70,330
EA Mckinnon Groves Community Development District Lake
County, Florida Capital Improvement RB, Series 2025
(NR/NR)
310,000 5.500
05/01/2056
306,403
Eagle Hammock Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
190,000 4.875
05/01/2032
197,985
East 547 Community Development District Special Assessment
Bond for Assessment Area One Project Series 2021 (NR/NR)
25,000 3.300
05/01/2041
22,189
East Palm Drive Community Development District
Special Assessment Bonds, Series 2024
(Assessment Area One) (NR/NR)
100,000 5.100
06/15/2044
101,192
Eden Hills Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
75,000 3.625
05/01/2032
75,007
Eden Hills Community Development District Special Assessment
Series 2020 (NR/NR)
100,000 4.000
05/01/2040
98,992
Edgewater East Community Development District Special
Assessment for Assessment Area Once Series 2021 (NR/NR)
130,000 3.600
05/01/2041
113,137
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Edgewater East Community Development District Special
Assessment RB Series 2022 (NR/NR)
$ 125,000 3.375%
05/01/2032
$ 122,086
Escambia County Health Facilities Authority Health Care Facilities
RB Series 2020A (Baa2/BBB)
885,000 4.000
08/15/2045
776,581
Esplanade Lake Club Community Development District Lee
County Florida Capital Improvement  RB, Series 2025
(NR/NR)
200,000 4.375
05/01/2030
204,689
Eureka Grove Community Development District Special
Assessment Bonds for 2021 Project Series 2021 (NR/NR)
685,000 3.500
05/01/2041
595,535
Everlands Community Development District Special Assessment
Bonds for Assessment Area Two – 2024 Project Area Series
2024 (NR/NR)
525,000 5.250
06/15/2044
534,550
Everlands II Community Development District Special Assessment
Bonds Series 2024 (NR/NR)
70,000 4.600
06/15/2031
71,212
Fiddlers Creek Community Development District No. 2 Special
Assessment Refunding Series 2019 (NR/NR)
190,000 5.000
05/01/2035
196,602
Florida Development Finance Corp. Educational Facilities RB
for Saint Andrew's School of Boca Raton, Inc. Project Series
2024A (NR/BBB+)
150,000 5.250
06/01/2044
153,598
Florida Development Finance Corp. Educational Facilities RB
Series 2022A (Ba3/NR)
100,000 5.000
(d)
07/01/2032
98,603
135,000 5.375
(d)
07/01/2042
124,858
Florida Development Finance Corp. Educational RB for
Cornerstone Charter Academy Project Series 2022 (NR/BB+)
100,000 5.000
(d)
10/01/2042
97,956
Florida Development Finance Corp. Healthcare Facilities
RB for Tampa General Hospital Project Series 2024A
(Fixed Mode) (NR/A-)
600,000 5.250
08/01/2055
607,499
Florida Development Finance Corp. RB Brightline Florida
Passenger Rail Project Brightline Trains Florida LLC Issue
Series 2024 (AMT) (AGM) (NR/AA)
1,495,000 5.250
07/01/2047
1,469,815
55,000 5.250
07/01/2053
54,071
Florida Development Finance Corp. RB Brightline Florida
Passenger Rail Project Brightline Trains Florida LLC Issue
Series 2024 (AMT) (NR/NR)
2,475,000 0.010
(a)(b)(d)(f)
07/15/2032
891,000
Florida Development Finance Corp. RB for Brightline Florida
Passenger Rail Project AAF Operations Holdings LLC Issue
Series 2024A (Tax-Exempt) (NR/NR)
400,000 0.010
(a)(b)(d)(f)
07/15/2059
144,000
Florida Development Finance Corp. RB for Mayflower Retirement
Center, Inc. Obligated Group Series 2020 A (NR/NR)
100,000 5.125
(d)
06/01/2040
101,104
Florida Development Finance Corp. RB for River City Education
Obligated Group Series 2021 A (Baa3/NR)
635,000 4.000
07/01/2035
618,382

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Florida Development Finance Corp. RB Refunding for Global
Outreach Charter Academy Obligated Group Series 2021 A
(B1/NR)
$ 100,000 4.000%
(d)
06/30/2041
$ 78,696
Florida Development Finance Corp. Solid Waste Disposal RB
for GFL Solid Waste Southeast LLC Project Series 2024A
(Ba3/BB)
250,000 4.375
(a)(b)(d)
10/01/2054
252,904
Florida Development Finance Corp. Student Housing RB Senior
Series 2024A-1 (NR/NR)
100,000 5.000
(d)
06/01/2044
96,770
Florida Development Finance Corporation RB Brightline Florida
Passenger Rail Expansion Project Series 2025B (NR/NR)
1,945,000 10.000
(a)(b)(d)
07/01/2057
1,361,500
Florida Development Finance Corporation Solid Waste Disposal
RB Waste Management, Inc. Project Series 2025A
(NR/A-/A-2)
325,000 3.400
(a)(b)
09/01/2050
326,362
Florida Higher Educational Facilities Financial Authority RB
Ringling College of Art and Design, Inc. Series 2017
(NR/BBB)
150,000 5.000
03/01/2047
145,161
Florida Local Government Finance Commission Senior Living
RB Fleet Landing at Nocatee Project Series 2025B-3
(Tax-Exempt) (NR/NR)
575,000 4.200
(d)
11/15/2030
578,577
Florida Local Government Finance Commission Senior Living
RB Orlando Senior Health Network Project, Series 2025A
(NR/NR)
250,000 5.750
(d)
07/01/2044
256,122
Forest Lake Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
20,000 4.750
(d)
05/01/2027
20,128
90,000 5.000
(d)
05/01/2032
93,838
Gracewater Sarasota Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
165,000 2.950
05/01/2031
154,337
75,000 3.350
05/01/2041
63,036
Grand Bay at Doral Community Development District Special
Assessment Bonds, Series 2016 (NR/NR)
140,000 4.750
05/01/2036
140,229
Grand Oaks Community Development District Special Assessment
Bonds Assessment Area 2 Series 2020 (NR/NR)
100,000 4.000
05/01/2030
100,520
Grand Oaks Community Development District Special Assessment
RB Series 2019 A (NR/NR)
50,000 4.750
11/01/2039
50,501
Grand Oaks Community Development District Special Assessment
RB Series 2021 (NR/NR)
60,000 3.500
11/01/2041
53,679
Grande Pines Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
710,000 3.750
05/01/2041
634,347
Grande Pines Community Development District Special
Assessment RB for Assessment Area Two Series 2024
(NR/NR)
100,000 5.450
05/01/2044
101,745
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Greater Orlando Aviation Authority Special Purpose Airport
Facilities RB United Airlines, Inc. Project Series 2025
(NR/BB+)
$ 500,000 5.500%
11/01/2037
$ 539,719
Hacienda North Community Development District Special
Assessment RB Series 2023 (NR/NR)
100,000 6.300
05/01/2043
107,563
Hamilton Bluff Community Development District
Special Assessment Bonds, Series 2024
(Assessment Area One Project) (NR/NR)
100,000 5.800
05/01/2054
100,433
Hammock Oaks Community Development District Town of
Lady Lake Florida Special Assessment Bonds Series 2024
Assessment Area Two (NR/NR)
90,000 5.850
05/01/2044
91,845
Hammock Oaks Community Development District Town of
Lady Lake Florida Special Assessment Bonds Series 2025
Assessment Area Three (NR/NR)
190,000 5.550
(d)
05/01/2045
193,151
Hammock Reserve Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
15,000 4.200
05/01/2027
15,039
Harmony On Lake Eloise Community Development District City
of Winter Haven, Florida Capital Improvement RB, Series
2023 Assessment Area One (NR/NR)
80,000 5.125
05/01/2043
81,977
Harmony West Community Development District Osceola County
Florida Special Assessment RB Series 2025 Assessment Area
Three (NR/NR)
100,000 5.450
05/01/2045
101,004
Harmony West Community Development District Special
Assessment RB Series 2023 (NR/NR)
300,000 5.300
05/01/2053
303,200
Harvest Hills South Community Development District Pasco
County, Florida Capital Improvement RB, Series 2025
(NR/NR)
1,000,000 5.750
05/01/2056
992,926
Hawkstone Community Development District Special Assessment
RB Series 2021 (NR/NR)
125,000 3.450
05/01/2041
110,000
Hawkstone Community Development District Special Assessment
RB Series 2023 (NR/NR)
360,000 4.375
05/01/2030
365,365
Higher Educational Facilities Financing Authority Higher
Educational Facilities RB Keiser University Project Series
2025 (NR/BB+)
600,000 6.000
(d)
07/01/2045
597,281
Highland Trails Community Development District City ofDade
City Florida Capital Improvement RB, Series 2025 (NR/NR)
1,000,000 5.850
05/01/2056
999,969
Hills Minneola Community Development District Special
Assessments for South Parcel Assessment Area Series 2020
(NR/NR)
25,000 3.500
(d)
05/01/2031
24,534
Hills Minneola Community Development District Special
Assessments for South Parcel Assessment Area Series 2021
(NR/NR)
45,000 2.375
05/01/2026
44,776

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Hillsborough County Aviation Authority Tampa International
Airport RB 2024 Series B (AMT) (Aa3/NR)
$ 355,000 5.500%
10/01/2049
$ 376,868
Hobe-St. Lucie Conservancy District Improvement Bonds Unit of
Development No. 1A Series 2024 (NR/NR)
100,000 5.600
05/01/2044
103,158
Homestead 50 Community Development District Special
Assessment Refunding Bonds Series 2021 (NR/NR)
125,000 3.000
05/01/2037
109,081
Ibis Landing Community Development District Lee County Florida
Special Assessment Bonds, Series 2025 (NR/NR)
620,000 5.700
06/15/2045
645,139
Island Lake Estates Community Development District 2023 Project
Special Assessment Bonds Series 2023 (NR/NR)
100,000 5.750
12/15/2043
105,193
Juniper Cove Community Development District Miami-Dade
County Florida Capital Improvement RB Series 2025 (NR/NR)
180,000 4.625
05/01/2032
183,681
K-Bar Ranch II Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
100,000 3.125
05/01/2041
82,299
Kelly Park Community Development District
150,000 4.375
05/01/2032
152,644
Keys Edge Community Development District Special Assessment
Bonds for Assessment Area One Project Series 2024 (NR/NR)
100,000 5.375
05/01/2055
98,290
Kindred Community Development District II Special Assessment
Bonds Series 2020 (NR/NR)
100,000 3.500
05/01/2040
93,923
Kingman Gate Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
50,000 3.600
06/15/2041
47,238
Kings Creek I Community Development District City of
Jacksonville Florida Special Assessment Bonds, Series 2025
(NR/NR)
100,000 6.000
05/01/2055
101,980
Kingston One Community Development District Lee County
Florida Special Assessment Bonds Series 2025 (NR/NR)
500,000 5.750
05/01/2045
515,052
Lake Deer Community Development District Special Assessment
Bonds for Polk County Series 2022 (NR/NR)
90,000 5.500
05/01/2042
93,160
Lakes of Sarasota Community Development District 2 Sarasota
County Florida Capital Improvement RB Series 2025A
(NR/NR)
100,000 5.500
05/01/2045
100,855
Lakeside at Satilla Community Development District Osceola
County Florida Capital Improvement RB Series 2025 (NR/NR)
225,000 5.375
(d)
05/01/2045
227,275
Lakewood Ranch Stewardship District Special Assessment for
Azario Project Series 2019 (NR/NR)
85,000 3.400
05/01/2030
84,113
Lakewood Ranch Stewardship District Special Assessment for
Azario Project Series 2020 A (NR/NR)
100,000 3.200
05/01/2030
98,360
Lakewood Ranch Stewardship District Special Assessment for
Northeast Sector Phase 2A Project Series 2019 (NR/NR)
25,000 3.250
05/01/2029
24,631
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Lakewood Ranch Stewardship District Special Assessment RB for
Palm Grove Project Series 2024 (NR/NR)
$ 100,000 5.250%
05/01/2044
$ 101,828
Lakewood Ranch Stewardship District Special Assessment
RB Refunding for Country Club East Project Series 2020
(AGM) (NR/AA)
100,000 2.625
05/01/2037
86,258
Lakewood Ranch Stewardship District Special Assessment RB
Series 2021 (NR/NR)
45,000 2.300
05/01/2026
44,777
Lakewood Ranch Stewardship District Special Assessment RB,
Series 2025 (NR/NR)
500,000 6.000
05/01/2056
516,200
Landings at Miami Community Development District Special
Assessment Bonds Series 2018 (NR/NR)
125,000 4.750
(d)
11/01/2048
119,681
Lawson Dunes Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
80,000 4.750
05/01/2032
82,597
45,000 5.000
05/01/2042
45,982
Lee County Industrial Development Authority Florida Healthcare
Facilities RB Series 2024 Shell Point Obligated Group Series
2024A (NR/BBB+)
275,000 5.250
11/15/2044
283,200
Lee County Industrial Development Authority Florida Healthcare
Facilities RB Series 2024 Shell Point Obligated Group Series
2024B-1 (NR/BBB+)
150,000 4.750
11/15/2029
150,974
Liberty Cove Community Development District Special
Assessment RB for Assessment Area One Project Series 2024
(NR/NR)
85,000 5.375
05/01/2044
85,034
Longleaf Community Development District Capital Improvement
RB for Neighborhood 4 – Assessment Area Two Series 2024A
(NR/NR)
45,000 5.200
05/01/2044
44,639
Los Cayos Community Development District Special Assessment
Bonds, Series 2024 (2024 Project) (NR/NR)
280,000 4.400
06/15/2031
285,419
LTC Ranch West Residential Community Development District
City of Port St. Lucie Florida Special Assessment RB Series
2024 (NR/NR)
85,000 5.750
05/01/2044
86,635
LTC Ranch West Residential Community Development District
Special Assessment Bonds Series 2021 B (NR/NR)
25,000 3.250
05/01/2031
24,108
LTC Ranch West Residential Community Development District
Special Assessment for Assessment Area One Project Series
2021 A (NR/NR)
65,000 3.450
05/01/2041
55,966
Magnolia Island Community Development District Pasco County
Florida Capital Improvement RB Series 2025 Assessment Area
One (NR/NR)
50,000 4.650
05/01/2032
50,970
Mangrove Point Community Development District Capital
Improvement RB Series 2022 (NR/NR)
75,000 4.250
05/01/2042
66,104

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Mckendree Pointe Community Development District Pasco County,
Florida Capital Improvement RB, Series 2025 (NR/NR)
$ 250,000 6.000%
05/01/2056
$ 248,620
Meadow View at Twin Creeks Community Development District
Special Assessment Bonds Series 2021 (NR/NR)
150,000 3.250
05/01/2041
125,908
Miami Dade County Aviation Revenue Refunding Bonds Series
2017B (AMT) (NR/A+)
475,000 5.000
10/01/2040
481,721
Miami World Center Community Development District Special
Assessment Bonds Series 2017 (NR/NR)
205,000 5.125
11/01/2039
208,546
Miami-Dade County IDA Educational Facilities RB for Academir
Charter Schools Project Series 2022A (Ba2/NR)
100,000 5.000
(d)
07/01/2037
100,369
100,000 5.250
(d)
07/01/2042
97,694
Midtown Miami Community Development District Special
Assessment Revenue Refunding Bonds for Parking Garage
Project Series 2014A (NR/NR)
240,000 5.000
05/01/2037
240,111
Mirada II Community Development District Pasco County, Florida
Capital Improvement RB Series 2025 (NR/NR)
250,000 5.750
05/01/2055
252,549
Mirada II Community Development District Special Assessment
Bonds Series 2021 (NR/NR)
100,000 3.500
05/01/2041
85,464
100,000 4.000
05/01/2051
81,567
New Port Corners Community Development District Pasco County,
Florida Special Assessment Bonds Series 2025 (NR/NR)
230,000 4.250
(d)
06/15/2035
230,727
North Ar-1 of Pasco Community Development District Pasco
County Florida Capital Improvement RB Series 2024A
Assessment Area Five (NR/NR)
60,000 5.750
05/01/2044
61,680
North AR-1 Pasco Community Development District Capital
Improvement RB for Assessment Area Four Series 2024
(NR/NR)
70,000 5.450
05/01/2044
71,127
North Park Isle Community Development District Special
Assessment RB Series 2021 (NR/NR)
200,000 3.375
11/01/2041
172,303
North Powerline Road Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
80,000 4.750
(d)
05/01/2027
80,497
North Powerline Road Community Development District Special
Assessment Series 2020 (NR/NR)
100,000 3.625
05/01/2040
91,690
Northlake Stewardship District Manatee County Florida Special
Assessment Bonds Series 2025 (NR/NR)
335,000 6.000
05/01/2045
347,531
Northridge Community Development District Pasco County
Florida Special Assessment Bonds, Series 2025 (NR/NR)
100,000 5.750
(d)
05/01/2045
102,549
Ocala Preserve Community Development District Capital
Improvement RB Series 2021 (NR/NR)
40,000 2.375
11/01/2026
39,480
Okaloosa County, Florida Industrial Development RB Air Force
Enlisted Village Inc. Project Series 2025 (NR/NR)
190,000 5.750
(d)
05/15/2055
192,438
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Orange Blossom Groves Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
$ 70,000 5.250%
06/15/2043
$ 72,710
Orange County Health Facilities Authority Hospital RB Orlando
Health Obligated Group Series 2025A (NR/A+)
425,000 4.500
10/01/2056
410,670
Pacific Ace Community Development District Special Assessment
Bonds for Assessment Area Two Series 2024 (NR/NR)
100,000 5.200
05/01/2044
100,963
Palm Beach County Educational Facilities Authority RB Palm
Beach Atlantic University, Inc. Series 2024 (NR/NR)
150,000 5.000
10/01/2043
151,532
Palm Beach County Health Facilities Authority RB for Lifespace
Communities, Inc. Obligated Group Series 2019 B (NR/NR)
100,000 4.000
05/15/2053
76,903
Palm Beach County Health Facilities Authority RB Refunding for
Lifespace Communities, Inc. Series 2023 C (NR/NR)
50,000 7.500
05/15/2053
55,178
Palm Beach County Health Facilities Authority Revenue Refunding
Bonds Series 2022 (NR/NR)
175,000 4.000
06/01/2036
168,842
Palm Beach County, Florida RB Provident Group - PBAU
Properties II LLC - Palm Beach Atlantic University Project
Senior, Series 2025A (NR/NR)
875,000 5.750
(d)
10/01/2055
900,275
500,000 5.750
(d)
10/01/2065
513,202
Palm Coast 145 Community Development District City of Palm
Coast Florida Special Assessment Bonds Series 2025A
(NR/NR)
450,000 6.250
(d)
05/01/2035
465,829
Park East Community Development District Special Assessment
Bonds Series 2021 (NR/NR)
40,000 3.150
11/01/2041
32,943
Parkside Trails Community Development District Lake County,
Florida Special Assessment Bonds, Series 2025 (NR/NR)
500,000 5.550
05/01/2055
494,782
Parkview at Long Lake Ranch Community Development District
Special Assessment Series 2020 (NR/NR)
155,000 3.750
05/01/2040
139,414
Parrish Lakes Community Development District Manatee County
Florida Capital Improvement RB Series 2024 Assessment Area
Three (NR/NR)
75,000 5.000
05/01/2031
76,348
Peace Creek Village Community Development District City of
Winter Haven Florida Special Assessment Bonds Series 2025
(NR/NR)
210,000 5.600
(d)
05/01/2045
211,940
Peace Crossing Community Development District Special
Assessment RB for Assessment Area One Series 2024
(NR/NR)
70,000 5.000
05/01/2031
70,753
Pine Ridge Plantation Community Development District Special
Assessment Refunding Bonds 2020 A-1 (AGM) (NR/AA)
210,000 2.625
05/01/2034
186,569
Portico Community Development District Special Assessment
Refunding Series 2020-1 (NR/NR)
125,000 3.500
05/01/2037
116,076

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Preserve At Savannah Lakes Community Development District
Special Assessment Bonds Phase 1 Series 2024 (NR/NR)
$ 510,000 5.450%
05/01/2044
$ 521,669
Preserve at South Branch Community Development District
Special Assessment Phase 2 RB Series 2019 (NR/NR)
85,000 3.500
11/01/2030
85,328
Preston Cove Community Development District Special
Assessment RB Series 2022 (NR/NR)
675,000 3.600
05/01/2032
659,558
Quail Roost Community Development District Miami-Dade
County Florida Special Assessment Bonds Series 2025
(NR/NR)
400,000 6.000
05/01/2055
417,080
Quail Roost Community Development District Special Assessment
for Expansion Area Project Series 2021 (NR/NR)
10,000 2.200
12/15/2026
9,868
Radiance Community Development District Flagler County Florida
Special Assessment Bonds Series 2025 (NR/NR)
100,000 6.200
(d)
05/01/2045
103,477
Reflection Bay Community Development District Palm Beach
County Florida Special Assessment Bonds, Series 2025
(NR/NR)
100,000 5.000
05/01/2035
104,957
Reunion West Community Development District Special
Assessment Refunding Bonds Series 2022 (NR/NR)
100,000 3.000
05/01/2036
92,200
Rhodine Road North Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
90,000 3.300
05/01/2042
77,529
Riversong Community Development District Manatee County
Florida Special Assessment Bonds Series 2025 (NR/NR)
395,000 5.625
(d)
05/01/2056
396,915
Riverwalk Community Development District City of Orlando
Florida Special Assessment Bonds Series 2024 (NR/NR)
95,000 5.500
05/01/2044
97,558
Riverwalk Community Development District City of Orlando
Florida Special Assessment Bonds Series 2025 (NR/NR)
125,000 5.200
(d)
05/01/2045
125,623
Rolling Hills Community Development District Capital
Improvement RB Series 2022A-1 (NR/NR)
365,000 3.400
05/01/2032
353,002
Rutland Ranch Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
40,000 2.450
11/01/2026
39,633
Rye Crossing Community Development District Capital
Improvement RB Series 2023 (NR/NR)
75,000 5.000
05/01/2043
75,769
Rye Ranch Community Development District Special Assessment
Bonds for Assessment Area One, Series 2023 (NR/NR)
50,000 5.750
(d)
11/01/2043
51,702
Sabal Palm Community Development District Broward County
Florida Special Assessment Refunding Bonds Series 2024
(NR/NR)
100,000 5.000
05/01/2044
101,503
Saltmeadows Community Development District
100,000 4.800
(d)
05/01/2035
103,743
Sampson Creek Community Development District Special
Assessment Bonds Series 2020 (AGM) (NR/AA)
100,000 2.625
05/01/2040
78,723
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Sandmine Road Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
$ 85,000 3.300%
11/01/2041
$ 76,240
Sarasota County Public Hospital District Fixed Rate Hospital RB
Series 2018 (A1/NR)
1,000,000 4.000
07/01/2048
894,860
Sawgrass Village Community Development
District Special Assessment Bonds Series 2023
(Assessment Area Two) (NR/NR)
100,000 6.125
11/01/2043
105,657
Scenic Highway Community Development District Special
Assessment Series 2020 (NR/NR)
50,000 3.750
05/01/2040
47,164
Scenic Terrace South Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
45,000 4.125
05/01/2032
45,311
65,000 4.500
05/01/2042
62,539
Seaton Creek Reserve Community Development District City of
Jacksonville, Florida Special Assessment Bonds, Series 2023
Assessment Area One (NR/NR)
100,000 5.250
(d)
06/15/2043
103,362
Sedona Point Community Development District Miami-Dade
County, Florida Special Assessment Bonds, Series 2023 2023
Project (NR/NR)
225,000 5.000
06/15/2043
230,913
Seminole Improvement District Utilities RB for City of Westlake
Series 2022 (NR/NR)
100,000 5.000
10/01/2032
103,877
Seminole Palms Community Development District City of Palm
Coast, Florida Special Assessment Bonds, Series 2023 2023
Project Area (NR/NR)
75,000 5.500
05/01/2043
77,174
Shadowlawn Community Development District Special Assessment
Revenue Bonds Series 2024 (NR/NR)
200,000 4.700
05/01/2034
203,480
Sherwood Manor Community Development District Special
Assessment RB Series 2023 (NR/NR)
35,000 4.625
05/01/2030
35,700
70,000 5.500
05/01/2043
72,724
Siena North Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
50,000 4.000
06/15/2042
45,712
Silver Palms West Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
100,000 3.000
06/15/2032
95,332
140,000 3.250
06/15/2042
123,133
Six Mile Creek Community Development District Special
Assessment for Assessment Area 3 Phase 1 Series 2021
(NR/NR)
200,000 3.500
05/01/2041
174,876
Six Mile Creek Community Development District St. Johns County
Florida Capital Improvement RB Series 2024 (NR/NR)
75,000 5.100
05/01/2044
74,044
Six Mile Creek Community Development District St. Johns
County, Florida Capital Improvement RB, Series 2023 2023
Project Area (NR/NR)
100,000 5.500
05/01/2043
103,767

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Solaeris Community Development District St. Lucie County
Florida Special Assessment Bonds, Series 2025 (NR/NR)
$ 100,000 6.000%
(d)
05/01/2045
$ 103,128
Somerset Bay Community Development District Hernando County
Florida Capital Improvement RB Series 2024 Assessment Area
One (NR/NR)
50,000 5.625
(d)
05/01/2044
50,018
Sorrento Pines Community Development District Lake County,
Florida Special Assessment Bonds, Series 2023 Assessment
Area One (NR/NR)
70,000 5.250
05/01/2043
72,266
South Creek Community Development District Hillsborough
County, Florida Special Assessment Bonds, Series 2025
(NR/NR)
707,000 5.600
05/01/2055
702,661
South Creek Community Development District Special Assessment
for Assessment Area One Series 2021 (NR/NR)
25,000 3.250
06/15/2041
21,482
Southshore Bay Community Development District Hillsborough
County Florida Capital Improvement Revenue Bonds Series
2024 Assessment Area Two (NR/NR)
100,000 5.375
05/01/2044
100,879
St. Augustine Lakes Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
520,000 5.375
06/15/2042
539,284
St. Johns County Industrial Development Authority RB Refunding
for Life Care Ponte Vedra Obligated Group Obligated Group
Series 2021 A (NR/NR)
100,000 4.000
12/15/2036
95,342
St. Johns County Industrial Development Authority RB Refunding
for Presbyterian Retirement Communities, Inc. Obligated
Group Series 2020 A (NR/NR)
150,000 4.000
08/01/2055
124,668
Starling Community Development Special Assessment RB, Series
2025 (NR/NR)
165,000 5.600
(d)
05/01/2056
161,936
Stellar North Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
390,000 3.000
05/01/2031
373,432
Stonegate Preserve Community Development District Manatee
County, Florida Special Assessment Bonds, Series 2025
(NR/NR)
275,000 4.375
06/15/2030
278,599
Stonegate Preserve Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
245,000 5.125
12/15/2030
254,757
Stonewater Community Development District Special Assessment
RB Series 2021 (NR/NR)
50,000 3.300
(d)
11/01/2041
42,356
Stoneybrook South at Championsgate Community Development
District Special Assessment Bonds Series 2019 (NR/NR)
80,000 4.500
06/15/2039
81,306
Storey Creek Community Development District (NR/NR)
240,000 5.000
06/15/2032
253,486
Storey Creek Community Development District Special
Assessment Bonds Series 2024 (NR/NR)
100,000 5.250
06/15/2044
101,819
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Storey Drive Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
$ 100,000 3.000%
06/15/2032
$ 94,837
Storey Park Community Development District Special Assessment
Bonds for Assessment Area Four Project Series 2021 (NR/NR)
25,000 2.875
(d)
06/15/2031
24,501
Stuart Crossing Community Development District Special
Assessment Bonds Series 2024 (NR/NR)
100,000 5.250
(d)
05/01/2044
101,080
Summer Woods Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
75,000 3.450
05/01/2041
66,504
Summer Woods Community Development District Special
Assessment for Assessment Area Two Project Series 2020
(NR/NR)
80,000 3.750
05/01/2040
73,287
Talis Park Community Development District Capital Improvement
RB Refunding Subordinate Series 2016 A-2 (NR/NR)
45,000 4.000
05/01/2033
45,020
Tamarindo Community Development District Special Assessment
Bonds Series 2021 (NR/NR)
50,000 3.375
05/01/2041
42,990
Timber Creek Southwest Community Development District Special
Assessment Bonds for Assessment Area Two Project Series
2021 (NR/NR)
50,000 3.300
12/15/2041
42,115
Towne Park Community Development District Special Assessment
Area 3D Project Series 2020 (NR/NR)
75,000 3.625
(d)
05/01/2040
69,295
Towns at Woodsdale Community Development District Capital
Improvement RB for Pasco County Series 2023 (NR/NR)
150,000 5.375
(d)
11/01/2030
155,368
Tradition Community Development District No. 9 Port St. Lucie,
Florida Special Assessment Bonds Series 2025 (NR/NR)
615,000 5.400
05/01/2045
619,384
Tranquility Community Development District City of Titusville,
Florida Special Assessment Bonds, Series 2025 (NR/NR)
1,000,000 5.625
05/01/2055
990,349
Trevesta Community Development District Special Assessment
Area 2 Project Series 2020 (NR/NR)
100,000 3.250
(d)
05/01/2030
96,802
Triple Creek Community Development District Special Assessment
Bonds Series 2021 (NR/NR)
75,000 2.375
(d)
11/01/2026
73,959
Triple Creek Community Development District Special Assessment
for Villages N&P Projects Series 2021 (NR/NR)
10,000 2.500
11/01/2026
9,871
50,000 3.000
11/01/2031
47,641
40,000 3.500
11/01/2041
34,610
TSR Community Development District Special Assessment RB
for Downtown Neighborhood Assessment Area Series 2019
(NR/NR)
85,000 3.375
11/01/2030
82,508
Tuckers Pointe Community Development District Special
Assessment RB Series 2022 (NR/NR)
75,000 4.000
05/01/2042
68,916
Two Ridges Community Development District Pasco County,
Florida Special Assessment Bonds, Series 2025 (NR/NR)
665,000 6.000
05/01/2055
684,435

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Two Rivers East Community Development District Pasco County,
Florida Special Assessment Bonds, Series 2023 Series 2023
Project (NR/NR)
$ 200,000 5.750%
05/01/2043
$ 207,837
Two Rivers North Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
100,000 5.125
05/01/2042
101,927
Two Rivers West Community Development District Pasco County
Florida Special Assessment Bonds Series 2024 (NR/NR)
50,000 5.625
05/01/2044
51,288
University Park Recreation District Special Assessment Series 2019
(BAM) (NR/AA)
85,000 3.375
05/01/2045
72,038
Varrea South Community Development District City of Plant City
Florida Capital Improvement RB, Series 2025 (NR/NR)
665,000 5.625
(d)
05/01/2045
682,823
Varrea South Community Development District City of Plant
City, Florida Capital Improvement RB, Series 2023 2023
Assessment Area (NR/NR)
75,000 5.125
05/01/2043
76,853
V-Dana Community Development District Lee County, Florida
Special Assessment Bonds, Series 2023 Assessment Area Two
– 2023 Project Area (NR/NR)
60,000 5.250
05/01/2043
61,531
V-Dana Community Development District Special Assessment for
Assessment Area One Series 2021 (NR/NR)
250,000 3.625
05/01/2041
230,073
Veranda Community Development District II Special Assessment
Refunding for Veranda Oaks Project Series 2021 (NR/NR)
15,000 3.600
(d)
05/01/2041
13,687
Veranda Landing Community Development District Special
Assessment Bonds, Series 2023 (NR/NR)
90,000 5.250
06/15/2043
92,969
Verandah East Community Development District Special
Assessment Refunding & Improvement RB Series 2016
(NR/NR)
115,000 4.125
05/01/2034
114,301
Verano Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
190,000 5.875
11/01/2029
195,855
Villa Portofino East Community Development District Special
Assessment Refunding Series 2019 (NR/NR)
85,000 3.750
05/01/2037
80,528
Village Community Development District No. 13 Special
Assessment RB Series 2020 (NR/NR)
50,000 2.625
(d)
05/01/2030
48,565
50,000 3.000
(d)
05/01/2035
46,971
Village Community Development District Special Assessment RB
Series 2021 (NR/NR)
45,000 2.550
05/01/2031
43,256
100,000 2.850
05/01/2036
91,336
Villages of Glen Creek Community Development District Capital
Improvement RB Series 2022A (NR/NR)
100,000 5.125
05/01/2042
102,531
Villages of Glen Creek Community Development District Capital
Improvement Revenue and Refunding Bonds Series 2022
(NR/NR)
40,000 3.450
05/01/2042
35,428
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Villamar Community Development District City of Winter Haven
Florida Special Assessment Bonds Series 2022 (NR/NR)
$ 200,000 4.125%
05/01/2052
$ 168,025
Villamar Community Development District Special Assessment
Bonds for Phase 4 Project Series 2022 (NR/NR)
670,000 4.000
05/01/2042
613,500
Villamar Community Development District Special Assessment
Bonds Series 2020 (NR/NR)
100,000 3.750
05/01/2040
93,411
Villamar Community Development District Special Assessment
Bonds, Series 2024 (NR/NR)
100,000 5.500
05/01/2044
102,829
Waterford Community Development District Hernando County
Florida Capital Improvement RB Series 2024 Assessment Area
Two (NR/NR)
40,000 5.200
05/01/2044
39,912
West Lake Community Development District Hillsborough County,
Florida Special Assessment Bonds, Series 2025 (NR/NR)
125,000 4.000
06/15/2030
124,955
West Port Community Development District Special Assessment
Bonds for Charlotte County Series 2022 (NR/NR)
60,000 5.125
05/01/2042
60,796
West Port Community Development District Special Assessment
Bonds Series 2020 (NR/NR)
125,000 4.000
(d)
05/01/2040
118,151
500,000 4.000
(d)
05/01/2051
415,727
West Port Community Development District Special Assessment
for Assessment Area One Series 2021 (NR/NR)
25,000 2.400
05/01/2026
24,871
25,000 3.000
05/01/2031
23,868
West Port East Community Development District
100,000 5.800
(d)
05/01/2045
103,389
West Villages Improvement District City of North Port, Florida
Capital Improvement RB Unit of Development No. 13, Series
2025 (NR/NR)
475,000 5.250
05/01/2045
474,902
875,000 5.500
05/01/2055
862,091
West Villages Improvement District Special Assessment RB Series
2023 (NR/NR)
70,000 4.625
05/01/2030
71,355
West Villages Improvement District Unit of Development No. 7
Master Infrastructure Special Assessment RB Series 2019
(NR/NR)
50,000 4.750
05/01/2039
50,219
West Villages Improvement District Unit of Development No. 7
Special Assessment RB Series 2021 (NR/NR)
60,000 3.500
05/01/2041
50,240
West Villages Improvement District Unit of Development No. 8
Special Assessment RB Series 2021 (NR/NR)
100,000 3.500
05/01/2041
83,260
Westside Haines City Community Development District Polk
County Florida Special Assessment Bonds Series 2024
Assessment Area Two Project (NR/NR)
65,000 4.875
05/01/2031
66,545
Westside Haines City Community Development District Special
Assessment Bond for Assessment Area One Project Series
2021 (NR/NR)
100,000 3.250
05/01/2041
86,667

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Westview South Community Development District Counties of
Osceola and Polk, Florida Special Assessment Bonds Series
2025 (NR/NR)
$ 310,000 6.000%
(d)
05/01/2045
$ 323,030
Westwood of Pasco Community Development District Capital
Improvement RB, Series 2023 (NR/NR)
145,000 4.625
05/01/2030
147,736
Whispering Pines Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
110,000 4.500
05/01/2030
112,310
Wildblue Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
150,000 4.250
(d)
06/15/2039
143,199
Willows Community Development District Special Assessment RB
for Manatee County Series 2022 (NR/NR)
135,000 5.625
05/01/2042
141,628
Wind Meadows South Community Development District City
of Bartow, Florida Special Assessment Bonds, Series 2023
Assessment Area Two Project (NR/NR)
200,000 4.500
05/01/2030
203,580
Wind Meadows South Community Development District Special
Assessment Bond for Assessment Area One Project Series
2021 (NR/NR)
10,000 2.400
05/01/2026
9,947
150,000 2.950
05/01/2031
142,366
75,000 3.350
05/01/2041
65,926
Windsor Cay Community Development District Lake County,
Florida Special Assessment Bonds, Series 2025 (NR/NR)
190,000 5.250
(d)
05/01/2045
190,120
Windward Preserve Community Development District City of
Cocoa, Florida Capital Improvement RB, Series 2025 (NR/NR)
300,000 5.750
05/01/2045
311,122
Wiregrass II Community Development District Special Assessment
Series 2020 (NR/NR)
100,000 3.700
05/01/2040
90,988
Zephyr Lakes Community Development District Special
Assessment for Assessment Area Two Series 2021 (NR/NR)
25,000 3.375
05/01/2041
22,513
63,301,539
Georgia - 1.9%
Columbia County Hospital Authority Revenue Anticipation
Certificates for Wellstar Health System, Inc. Project Series
2023A (A2/A+)
120,000 5.750
04/01/2053
128,638
Development Authority of Fulton County RB Wellstar Health
System, Inc. Project, Series 2020A (A2/A+)
750,000 4.000
04/01/2050
666,667
George L Smith II Congress Center Authority RB for Convention
Center Hotel Second Tier Series 2021B (NR/NR)
130,000 5.000
(d)
01/01/2054
123,462
George L Smith II Congress Center Authority RB for Signia Hotel
Management LLC Series 2021 (NR/BBB-)
35,000 2.375
01/01/2031
32,875
Macon Water Authority Georgia Water and Sewer RB Series 2024
(Aa2/AA)
200,000 5.000
10/01/2054
209,114
Main Street Natural Gas Inc. Gas Supply RB Series 2021A
(Aa1/NR)
975,000 4.000
(a)(b)
07/01/2052
984,388
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Georgia – (continued)
Main Street Natural Gas Inc. Gas Supply RB Series 2021C
(A3/NR)
$ 500,000 4.000%
(a)(b)
05/01/2052
$ 509,259
Main Street Natural Gas Inc., Gas Supply RB Series 2023E-1
(Aa1/NR)
365,000 5.000
(a)(b)
12/01/2053
390,595
Main Street Natural Gas, Inc. Gas Supply RB Series 2025B
(A3/NR)
1,500,000 5.000
(a)(b)
12/01/2055
1,597,136
Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4
Project J Bonds (A3/A)
100,000 5.000
07/01/2052
100,949
Private Colleges and Universities Authority Emory University RB,
Series 2025A (Aa2/AA)
300,000 5.250
09/01/2040
344,117
Savannah-Georgia Convention Center Authority Convention Center
Hotel First Tier RB, Series 2025A (NR/BBB-)
100,000 5.125
06/01/2050
99,672
The Atlanta Development Authority Convertible Capital
Appreciation Economic Development Certificates for Gulch
Enterprise Zone Project Series 2024-1 (NR/NR)
650,000 0.000
(d)(f)
12/15/2048
583,746
The Atlanta Development Authority Senior RB for Westside Gulch
Area Project Series 2024A-1 (NR/NR)
125,000 5.000
(d)
04/01/2034
127,544
5,898,162
Guam - 0.6%
A.B. Won Pat International Airport Authority Guam General RB
2023 Series A (Baa2/NR)
100,000 5.250
10/01/2029
105,766
100,000 5.250
10/01/2030
107,131
A.B. Won Pat International Airport Authority Guam General RB
2024 Series A (AMT) (Baa2/NR)
250,000 5.250
10/01/2041
264,134
Government of Guam Business Privilege Tax Refunding Bonds
Series 2025G (Baa3/NR)
250,000 5.250
01/01/2040
271,310
Guam Department of Education COPS Refunding for John F.
Kennedy High School & Energy Efficiency Project Series
2020 A (Ba1/B+)
60,000 4.250
02/01/2030
60,321
Guam Government RB Refunding Series 2021 F (Baa3/NR)
450,000 4.000
01/01/2042
433,871
Guam Waterworks Authority Water & Wastewater RB Series 2016
(Baa2/A-)
745,000 5.000
01/01/2046
745,346
1,987,879
Hawaii - 0.1%
Hawaii State Department of Budget & Finance RB Refunding for
Hawaiian Electric Co., Inc. Series 2019 (Ba2/NR)
100,000 3.200
07/01/2039
89,564
Hawaii State Department of Budget and Finance for Hawaiian
Electric Company Inc. Special Purpose RB Series 2017A
(Ba2/NR)
100,000 3.500
10/01/2049
79,780
169,344

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Idaho - 0.2%
City of  Boise City Idaho Airport Revenue and Revenue Refunding
Bonds, Series 2021A (NON-AMT) (A1/NR)
$ 105,000 5.000%
09/01/2046
$ 108,487
City of Boise City, Idaho Airport Revenue and Revenue Refunding
Bonds, Series 2021A (A1/NR)
170,000 5.000
09/01/2051
173,883
Idaho Health Facilities Authority St. Luke's Health System Project
RB  Series 2025A (NR/A)
250,000 4.375
03/01/2053
237,297
519,667
Illinois - 7.5%
Board o fEducation of The City of Chicago Unlimited Tax
GO Refunding Bonds Dedicated Revenues Series 2025B
(NR/BB+)
1,000,000 5.500
12/01/2034
1,057,759
Board of Education of The City of Chicago Unlimited Tax GO
Bonds Dedicated Revenues Series 2025A (NR/BB+)
225,000 5.750
12/01/2050
223,727
Board of Education of The City of Chicago Unlimited Tax
GO Refunding Bonds Dedicated Revenues Series 2017B
(NR/BB+)
1,000,000 6.750
(d)
12/01/2030
1,048,801
Board of Education of The City of Chicago UT GO Bonds
Dedicated Revenues, Series 2012A (Ba1/BB+)
1,010,000 5.000
12/01/2042
976,668
Board of Education of The City of Chicago UT GO Bonds
Dedicated Revenues, Series 2021A (NR/BB+)
100,000 5.000
12/01/2039
99,321
Board of Education of The City of Chicago UT GO Bonds
Dedicated Revenues, Series 2022A (NR/BB+)
275,000 5.000
12/01/2047
251,441
Board of Education of The City of Chicago UT GO Refunding
Bonds Dedicated Revenues, Series 2017G (NR/BB+)
200,000 5.000
12/01/2034
200,032
750,000 5.000
12/01/2044
705,685
Board of Education ofThe City of Chicago Unlimited Tax
GO Refunding Bonds Dedicated Revenues Series 2025B
(NR/BB+)
250,000 6.000
12/01/2044
260,677
Board of Education ofThe City of Chicago Unlimited Tax
GO Refunding Bonds Dedicated Revenues Series 2025C
(NR/BB+)
150,000 5.500
12/01/2045
149,176
Chicago Illinois Board of Education Unlimited Tax GO Refunding
Bonds for Dedicated Revenues Series 2009 E (Ba1/BB+)
245,000 6.038
12/01/2029
243,570
City of Chicago Board of Education Dedicated Capital
Improvement Tax Bonds Series 2023 (NR/NR)
150,000 5.000
04/01/2045
150,073
City of Chicago Board of Education UT GO Bonds Series 2018D
(NR/BB+)
325,000 5.000
12/01/2046
299,104
City of Chicago Board of Education UT GO Bonds Series 2021A
(NR/BB+)
210,000 5.000
12/01/2036
210,007
250,000 5.000
12/01/2038
248,876
City of Chicago Board of Education UT GO Bonds Series 2022A
(NR/BB+)
500,000 4.000
12/01/2047
389,323
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
City of Chicago Board of Education UT GO Series 2015E Project
Bonds (NR/BB+)
$ 100,000 5.125%
12/01/2032
$ 100,008
City of Chicago GO Bonds Series 2021B (NR/BBB)
500,000 4.000
01/01/2038
461,774
City of Chicago GO Bonds Series 2023A (Baa3/BBB)
200,000 5.500
01/01/2043
201,993
City of Chicago GO Bonds Series 2024A (NR/BBB)
650,000 5.250
01/01/2045
635,011
City of Chicago GO Bonds, Series 2025E (NR/BBB)
500,000 6.000
01/01/2042
536,156
City of Chicago Midway Airport RB Refunding for Senior Lien
Airport Series 2023C (AMT) (NR/A)
760,000 5.000
01/01/2038
814,654
City of Chicago O’Hare International Airport General Airport
Senior Lien RB Series 2022A (AMT) (NR/A+)
500,000 5.250
01/01/2053
507,514
City of Chicago O'Hare International Airport General Airport
Senior Lien RB Series 2022A (NR/A+)
150,000 4.500
01/01/2048
144,538
City of Chicago O'Hare International Airport General Airport
Senior Lien Revenue Amt Series 2016G (AMT) (NR/A+)
125,000 5.000
01/01/2042
125,710
City of Chicago O'Hare International Airport General Airport
Senior Lien Revenue Refunding Bonds Series 2022D (NR/A+)
100,000 4.000
01/01/2042
96,430
Eastern Illinois Economic Development Authority Special
Obligation RB Remington Road & I-57 Economic
Development Project Series 2025 (NR/NR)
500,000 7.000
02/15/2056
480,111
Eastern Illinois Economic Development Authority, Illinois Business
District RB Remington Road & I-57 Business District Series
2023 (NR/NR)
80,000 5.000
11/01/2033
79,703
Illinois Finance Authority Depaul University RB Series 2016
(A1/A)
650,000 5.000
10/01/2041
653,513
Illinois Finance Authority RB for Depaul College Prep Foundation
Series 2023A (NR/BB+)
125,000 5.500
(d)
08/01/2043
131,176
Illinois Finance Authority RB for Dominican University Series
2022 (NR/BBB-)
165,000 5.000
03/01/2040
162,046
Illinois Finance Authority RB for Northwestern Memorial
Healthcare Obligation Group Series 2017 A (Aa2/AA+)
250,000 4.000
07/15/2047
226,190
Illinois Finance Authority RB for Roosevelt University Series 2019
A (NR/NR)
375,000 6.125
(d)
04/01/2049
373,078
Illinois Finance Authority RB Illinois Institute of Technology Series
2025 RB Series 2025A (NR/BB+)
200,000 5.875
(d)
09/01/2046
196,898
Illinois Finance Authority RB Refunding for Plymouth Place
Obligated Group Series 2021 A (NR/NR)
25,000 5.000
05/15/2041
24,293
Illinois Finance Authority RB Series 2015A (NR/NR)
1,060,000 5.000
05/15/2028
1,060,474
Illinois Finance Authority RB Series 2021 (NR/BB+)
250,000 4.000
(d)
10/01/2042
217,132

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
Illinois Finance Authority Revenue Project and Refunding Bonds
Series 2025A (NR/BB)
$ 100,000 6.000%
(d)
10/01/2045
$ 101,520
Illinois Finance Authority Revenue Refunding Bonds Noble
Network of Charter Schools Series 2025A (NR/BBB)
215,000 5.000
09/01/2037
223,733
Illinois Finance Authority State of Illinois Clean Water Initiative
Revolving Fund RB, Series 2020 (NR/AAA)
500,000 4.000
07/01/2038
507,405
Illinois Housing Development Authority RB 2024 Series C
(NON-AMT) (GNMA/FNMA/FHLMC) (Aaa/NR)
200,000 4.250
10/01/2039
202,857
150,000 4.700
10/01/2044
152,221
Illinois Housing Development Authority RB 2025 Series A
(NON-AMT) (GNMA/FNMA/FHLMC) (Aaa/NR)
500,000 4.750
10/01/2045
505,446
Illinois State GO Bonds Series 2017 D (A2/A-)
600,000 5.000
11/01/2028
622,368
Illinois State GO Bonds Series 2019 C (A2/A-)
1,000,000 4.000
11/01/2042
946,062
Illinois State GO Bonds Series 2020 (A2/A-)
50,000 5.500
05/01/2039
53,501
150,000 5.750
05/01/2045
158,245
Illinois State GO Refunding Bonds Series 2018 B (A2/A-)
375,000 5.000
10/01/2031
394,274
Metropolitan Pier & Exposition Authority RB Refunding Capital
Appreciation for McCormick Place Expansion Project Series
2002 A (NATL) (Baa1/A)
200,000 0.000
(e)
06/15/2033
155,164
Metropolitan Pier & Exposition Authority RB Refunding Capital
Appreciation for McCormick Place Expansion Project Series
2010 B1 (AGM) (A1/AA)
2,575,000 0.000
(e)
06/15/2044
1,117,347
Metropolitan Pier & Exposition Authority RB Refunding for
McCormick Place Expansion Project Series 2017 A (NR/A)
35,000 0.000
(e)
12/15/2056
7,326
Metropolitan Pier & Exposition Authority RB Refunding for
McCormick Place Expansion Project Series 2017 B (NR/A)
150,000 0.000
(e)
12/15/2054
34,935
Metropolitan Pier & Exposition Authority RB Refunding
for McCormick Place Expansion Project Series 2017 B
(AGM) (A1/AA)
375,000 0.000
(e)
12/15/2056
82,133
Metropolitan Pier and Exposition Authority Dedicated State Tax
RB Series 2002A (NATL) (Baa1/A)
800,000 0.000
(e)
12/15/2034
583,726
Metropolitan Pier and Exposition Authority McCormick Place
Expansion Project RB, Series 2010B1 (AG) (A1/AA)
2,750,000 0.000
(e)
06/15/2045
1,117,481
Metropolitan Pier and Exposition Authority McCormick Place
Expansion Project Refunding Bonds Series 2022A (NR/A)
30,000 4.000
06/15/2052
25,786
State of Illinois GO Bonds Series 2016 (A2/A-)
1,000,000 4.000
06/01/2033
1,001,906
State of Illinois GO Bonds Series 2017 D (A2/A-)
30,000 3.250
11/01/2026
30,121
State of Illinois GO Bonds Series of December 2023C (A2/A-)
190,000 5.000
12/01/2045
195,178
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
State of Illinois GO Bonds Series of May 2024B (A2/A-)
$ 370,000 5.000%
05/01/2039
$ 400,270
145,000 5.000
05/01/2040
155,784
State of Illinois Illinois GO Bonds Series of September 2025F
(A2/A-)
300,000 5.250
09/01/2048
310,802
Transportation Infrastructure Properties, LLC Trips Obligated
Group City of Chicago Chicago O'Hare International Airport
Senior Special Facilities RB Trips Obligated Group, Series
2025 (NR/BBB+)
800,000 5.500
07/01/2041
871,442
Upper Illinois River Valley Development Authority Educational
Facility RB for Elgin Math & Science Academy Charter
School Project Series 2023A (B1/NR)
150,000 5.625
(d)
03/01/2043
143,745
23,843,420
Indiana - 0.5%
City of Valparaiso Indiana Exempt Facilities Refunding RB Pratt
Paper LIC Project Series 2024 (NR/NR)
200,000 4.875
(d)
01/01/2044
200,224
City of Valparaiso Indiana Taxable RB, Series 2025B (Ba1/BB+)
250,000 9.500
(d)
10/01/2035
245,923
Indiana Finance Authority CHF - Tippecanoe, LLC - Student
Housing Project Student Housing RB Series 2023A
(NR/BBB-)
350,000 5.125
06/01/2058
347,072
Indiana Finance Authority Health Facility RB Series 2024 (A3/A-)
75,000 5.000
03/01/2040
80,715
250,000 4.250
03/01/2049
231,735
Indiana Finance Authority RB for Goshen Health Obligated Group
Series 2019 B (NR/BBB)
35,000 2.100
(a)(b)
11/01/2049
34,342
Indiana Finance Authority RB Refunding for BHI Senior Living
Obligated Group Series 2021 B (NR/NR)
50,000 2.520
11/15/2026
49,127
50,000 2.920
11/15/2027
48,452
50,000 3.210
11/15/2028
47,897
50,000 3.260
11/15/2029
47,068
50,000 3.300
11/15/2030
46,133
Town of Upland Economic Development RB for Taylor University
Project Series 2021 (NR/A)
85,000 4.000
09/01/2033
87,535
1,466,223
Iowa - 0.8%
City of Coralville GO Annual Appropriation Refunding Bonds
Series 2022C (NR/NR)
575,000 5.000
05/01/2042
579,501
Iowa Finance Authority Health Facilities RB Pella Regional Health
Center, Series 2025 (NR/NR)
265,000 5.250
12/01/2050
266,038
Iowa Finance Authority Midwestern Disaster Area Revenue
Refunding Bonds Series 2022 (#Aa1/AA+)
300,000 4.000
(a)(b)(g)
12/01/2032
326,075
Iowa Finance Authority RB for Lifespace Communities, Inc. Series
2016A (NR/NR)
105,000 5.000
05/15/2047
98,609

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Iowa – (continued)
Iowa Finance Authority RB for Lifespace Communities, Inc. Series
2018A (NR/NR)
$ 175,000 5.000%
05/15/2043
$ 171,497
300,000 5.000
05/15/2048
279,989
Iowa Finance Authority Senior Living Facility RB Presbyterian
Homes Mill Pond Project Series 2025 (NR/NR)
100,000 5.750
10/01/2055
101,326
Iowa Finance Authority Single Family Mortgage Bonds 2024 Series
C (NON-AMT) (GNMA/FNMA/FHLMC) (Aaa/AAA)
250,000 4.500
07/01/2044
251,624
Iowa Higher Education Loan Authority Private College Facility RB
Series 2022 (Baa1/BBB+)
310,000 5.000
10/01/2034
329,069
2,403,728
Kansas - 0.5%
City of Manhattan RB Refunding for Meadowlark Hills Retirement
Community Obligated Group Series 2021 A (NR/NR)
50,000 4.000
06/01/2036
48,119
City of Manhattan, Kansas Health Care Facilities RB Meadowlark
Hills Series 2025A (NR/NR)
1,000,000 5.500
06/01/2055
1,001,277
Salina Airport Authority GO Bonds 2023B (AGM-CR) (Aa3/AA)
200,000 4.000
09/01/2036
203,395
Unified Government ofWyandotte County/ Kansas City, Kansas
Sales Tax Special Obligation RB Village East Project Areas
2B, 3 and 5 Series 2025 (NR/NR)
350,000 5.500
(d)
03/01/2041
342,721
1,595,512
Kentucky - 0.7%
City of Henderson Exempt Facilities RB for Pratt Paper, LLC
Project Series 2022A (NR/NR)
200,000 4.450
(d)
01/01/2042
196,078
County of Carroll RB Refunding for Kentucky Utilities Co. Series
2006 B (A1/A)
150,000 2.125
10/01/2034
128,735
County of Carroll RB Refunding for Kentucky Utilities Co. Series
2008 A (A1/A)
150,000 2.000
02/01/2032
134,792
Kentucky Economic Development Finance Authority Hospital RB
Refunding for Owensboro Medical Health System, Inc. Series
2017 A (AGM) (A1/AA)
75,000 4.000
06/01/2045
70,968
Kentucky Economic Development Finance Authority RB Series
2019A-2 (A3/A-)
675,000 5.000
08/01/2044
683,708
Louisville & Jefferson County Metropolitan Government RB
Refunding for Louisville Gas & Electric Co. Series 2003 A
(A1/A)
500,000 2.000
10/01/2033
436,163
Louisville Jefferson County Metro Government Health System RB
for Norton Healthcare Series 2023A (NR/A)
215,000 5.000
10/01/2041
229,991
150,000 5.000
10/01/2042
158,945
Public Energy Authority of Kentucky Gas Supply RB, 2025 Series
B (Baa2/NR)
250,000 5.000
12/01/2033
259,170
2,298,550
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Louisiana - 1.9%
Board of Commissioners of The Port of New Orleans Louisiana
Port Facility RB Series 2025A (NON-AMT) (A2/A)
$ 250,000 5.250%
04/01/2055
$ 259,110
Board of Commissioners of The Port of New Orleans, Louisiana
Port Facility  RB, Series 2025B (AMT) (AG) (A1/AA)
100,000 5.500
04/01/2051
105,423
Calcasieu Parish Memorial Hospital Service District RB for
Southwest Louisiana Healthcare System Obligated Group
Series 2019 (NR/BB)
550,000 5.000
12/01/2039
536,469
Department of Water and Power of The City of Los Angeles Power
System Variable Rate Demand RB 2021 Subseries A-2 (A1/A)
300,000 4.000
10/01/2041
291,332
Lakeshore Villages Master Community Development District
Special Assessment RB Series 2022 (NR/NR)
120,000 4.450
06/01/2027
120,298
250,000 5.000
06/01/2032
256,511
Louisiana Local Government Environmental Facilities &
Community Development Authority RB for Downsville
Community Charter School Project Series 2023 (NR/NR)
100,000 6.500
(d)
06/15/2038
102,878
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue and Refunding
RB for Christwood Project Series 2024 (NR/NR)
175,000 5.000
(d)
11/15/2037
181,352
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue Refunding
Bonds for Westlake Chemical Corp. Project Series 2017
(Baa2/BBB+)
250,000 3.500
11/01/2032
247,962
Louisiana Public Facilities Authority Hospital RB Louisiana
Children Medicine Ctr 2023A (NR/A)
400,000 5.250
(a)(b)
12/01/2052
436,795
Louisiana Public Facilities Authority RB for Jefferson Rise Charter
School Project Series 2022A (NR/NR)
100,000 6.000
(d)
06/01/2037
102,766
Louisiana Public Facilities Authority RB Series 2021A (NR/NR)
100,000 4.000
(d)
06/01/2041
83,633
Louisiana Public Facilities Authority RB Series 2021C (NR/NR)
100,000 4.000
(d)
06/01/2041
83,633
Louisiana Public Facilities Authority Revenue Refunding Bonds for
Ochsner Clinic Foundation Project Series 2017 (A3/A)
950,000 5.000
05/15/2042
958,534
Louisiana Public Facilities Authority Senior Lien RB for I-10
Calcasieu River Bridge Public-Private Partnership Project
Series 2024 (AMT) (Baa3/NR)
1,515,000 5.500
09/01/2054
1,541,280
Louisiana Public Facilities Authority Senior Lien RB I-10
Calcasieu River Bridge Public-Private Partnership Project
Series 2024 (AMT) (Baa3/NR)
600,000 5.500
09/01/2059
605,826
Parish School Board of the Parish of Lafayette State of Louisiana
Sales Tax RB, Series 2025 (NR/AA+)
240,000 5.500
04/01/2045
264,961
6,178,763
Maine - 0.4%
Maine Health & Higher Educational Facilities Authority RB for
MaineHealth Series 2020A (A1/A+)
340,000 4.000
07/01/2050
304,160

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Maine – (continued)
Maine Health and Higher Education
Facilities Authority RB Series 2021A
$ 375,000 4.000%
07/01/2037
$ 384,379
325,000 4.000
07/01/2041
328,021
Maine Health and Higher Educational Facilities Authority RB
Series 2024A (AGC) (Aa3/AA)
225,000 4.250
07/01/2054
210,289
1,226,849
Maryland - 0.7%
Baltimore County RB for Riderwood Village Facility Series 2020
(NR/NR)
100,000 4.000
01/01/2039
100,231
City of Gaithersburg Economic Development Project RB for
Asbury Maryland Obligated Group Series 2022 (NR/NR)
175,000 5.000
01/01/2037
179,455
City of Gaithersburg Economic Development Project RB Series
2022 (NR/NR)
100,000 5.125
01/01/2042
101,776
Frederick County Urbana Community Development Authority
Special Tax Refunding Series 2020 B (NR/NR)
70,000 4.000
07/01/2040
68,387
Maryland Economic Development Corp. RB for United States
Social Security Administration Series 2021 (Ba2/NR)
190,000 3.997
04/01/2034
140,631
Maryland Economic Development Corp. Senior Student Housing
RB for Morgan State University Project Series 2022A
(NR/BBB-)
250,000 5.625
07/01/2043
266,902
Maryland Economic Development Corporation Private Activity
RB, Series 2022B (Baa3/NR)
100,000 5.250
06/30/2052
98,064
Maryland Health & Higher Educational Facilities Authority RB for
Maryland Institute College of Art Issue Series 2024 (NR/NR)
250,000 5.500
06/01/2047
251,260
Maryland Health and Higher Educational Facilities Authority RB
Imagine Andrews Public Charter School Issue Series 2022A
(NR/NR)
100,000 5.500
(d)
05/01/2042
98,014
Maryland Health and Higher Educational Facilities Authority
RB Monocacy Montessori Communities Issue Series 2023
(NR/NR)
100,000 5.875
(d)
07/01/2043
101,138
Maryland Stadium Authority Baltimore City Public Schools
Construction and Revitalization Program Revenue Bonds
Series 2022C (ST INTERCEPT) (A1/AA-)
700,000 0.000
(e)
05/01/2051
207,598
700,000 0.000
(e)
05/01/2052
197,356
Mayor and City Council of Baltimore City of Baltimore, Maryland
Convention Center Hotel Revenue Refunding Bonds, Series
2017 (NR/B+)
150,000 5.000
09/01/2032
152,260
100,000 5.000
09/01/2035
101,132
Mayor and City Council of Baltimore Subordinate Special
Obligation RB for Harbor Point Project Series 2022 (NR/NR)
100,000 4.875
06/01/2042
101,544
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Maryland – (continued)
Prince George County Special Obligation Bonds Series 2018
(NR/NR)
$ 175,000 5.125%
(d)
07/01/2039
$ 175,987
2,341,735
Massachusetts - 0.3%
Massachusetts Development Finance Agency RB Brown University
Health Obligated Group Issue Series 2025A (NR/BBB+)
340,000 5.500
08/15/2050
351,830
Massachusetts Development Finance Agency RB for CHF
Merrimack, Inc. Issue, Merrimack College Student Housing
Project Series 2024A (NR/BB)
100,000 5.000
(d)
07/01/2044
100,165
Massachusetts Development Finance Agency Revenue and
Revenue Refunding Bonds, Lasell Village, Inc. Issue, Series
2025 (Baa3/NR)
500,000 6.000
07/01/2050
532,097
984,092
Michigan - 1.7%
City of Detroit Financial Recovery GO Bonds Series 2014 B-1
(NR/NR)
1,655,539 4.000
(a)
04/01/2044
1,296,111
City of Detroit GO Bonds Series 2020 (Baa1/BBB)
205,000 5.500
04/01/2045
211,300
City of Detroit GO Bonds Series 2021 A (Baa1/BBB)
105,000 5.000
04/01/2034
113,040
City of Detroit GO Bonds Series 2021 B (Baa1/BBB)
50,000 2.711
04/01/2026
49,829
City of Detroit UT GO Bonds Series 2021A (Baa1/BBB)
280,000 5.000
04/01/2046
282,763
City of Detroit, County of Wayne, UT GO Social Bonds Series
2021A (Tax Exempt) (Baa1/BBB)
75,000 5.000
04/01/2035
80,437
Detroit Financial Recovery Bonds LT Series B-2 (NR/NR)
400,000 4.000
(a)
04/01/2044
313,157
Detroit Michigan Sewage Disposal System RB Refunding Series
2006 D (AGM) (Aa3/AA)
(3M USD SOFR + 0.60%)
585,000 3.445
(c)
07/01/2032
583,094
Michigan Finance Authority Higher Education Facilities Limited
Obligation Revenue Refunding Bonds for Lawrence
Technology University Series 2022 (NR/BBB-)
100,000 4.000
02/01/2042
86,710
Michigan Finance Authority RB Refunding for Kettering
University Series 2020 (NR/NR)
125,000 4.000
09/01/2050
91,785
Michigan Finance Authority Tobacco Settlement Asset-Backed
Bonds Series 2020A-2 (NR/BBB+)
225,000 5.000
06/01/2040
229,286
Michigan Finance Authority Tobacco Settlement RB Refunding
Series 2020 A-1 (NR/A-)
280,000 3.267
06/01/2039
266,452
Michigan Finance Authority Tobacco Settlement RB Refunding
Series 2020 B-2 Class 2 (NR/NR)
3,505,000 0.000
(e)
06/01/2065
352,943
Michigan State Housing Development Authority Single-Family
Mortgage RB 2025 Series C (NON-AMT) (Aa2/AA+)
1,000,000 5.100
06/01/2056
1,007,229

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Michigan – (continued)
Michigan Strategic Fund Limited Obligation RB for I-75
Improvement Project Series 2018 (AMT) (AGM) (A1/AA)
$ 500,000 4.250%
12/31/2038
$ 500,476
Michigan Tobacco Settlement Finance Authority Tobacco
Settlement Asset Backed RB Series C (NR/NR)
1,150,000 0.000
(e)
06/01/2058
20,154
5,484,766
Minnesota - 0.4%
City of  Apple Valley, Minnesota Senior Housing RB  Apple Valley
Senior Housing, Inc. Orchard Path Phase III Project, Series
2025A (NR/NR)
75,000 5.500
09/01/2055
76,031
City of Independence RB for Global Academy, Inc. Series 2021 A
(NR/BB)
70,000 4.000
07/01/2031
68,211
Duluth Economic Development Authority Health Care Facilities
RB (St. Luke's Hospital Of Duluth Obligated Group) Series
2022A (NR/AA-)
400,000 4.000
06/15/2036
415,583
Duluth Economic Development Authority Health Care Facilities
RB St. Luke's Hospital of Duluth Obligated Group Series
2022A (NR/AA-)
425,000 4.000
06/15/2035
444,095
Duluth Independent School District No.709 COPS Refunding
Series 2019 A (Baa1/NR)
25,000 4.000
(g)
03/01/2027
25,370
Minnesota Municipal Gas Agency Commodity Supply RB Series
2022 (Aa1/NR)
330,000 4.000
12/01/2026
332,439
1,361,729
Mississippi - 0.3%
Mississippi Business Finance Corp. System Energy Resources Inc.
RB Series 2021 (Baa2/BBB+)
200,000 2.375
06/01/2044
129,663
Mississippi Development Bank Special Obligation Bonds Series
2021 (NR/BB)
200,000 4.000
(d)
10/01/2041
167,451
Mississippi Home Corp. Single Family Mortgage RB Series 2025A
(GNMA/FNMA/FHLMC) (Aa1/NR)
500,000 4.800
12/01/2045
504,370
801,484
Missouri - 0.5%
City of St. Louis IDA Tax Increment Financing RB for St. Louis
Innovation District Project Series 2022 (NR/NR)
100,000 5.000
05/15/2041
101,012
Health and Educational Facilities Authority of The State of
Missouri Health Facilities RB Bjc Health System Series 2025A
(Aa2/AA)
500,000 4.000
04/01/2045
470,679
Joplin Industrial Development Authority RB for 32nd Street Place
Community Improvement District Series 2021 (NR/NR)
60,000 3.500
11/01/2040
56,407
100,000 4.250
11/01/2050
83,164
Missouri Development Finance Board Tax-Exempt Tax Increment
And Special District RB Lakeport Village Project Series
2025A (NR/NR)
625,000 6.750
(d)
06/15/2055
611,520
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Missouri – (continued)
Missouri Health & Educational Facilities Authority RB Refunding
for Bethesda Health Group, Inc. Obligated Group Series 2021
(NR/NR)
$ 25,000 4.000%
08/01/2036
$ 23,862
25,000 4.000
08/01/2041
22,404
State of Missouri Health & Educational Facilities Authority
Health Facilities RB for Mosaic Health System Series 2019A
(A1/NR)
275,000 4.000
02/15/2038
276,952
The Industrial Development Authority of The City of Kansas City
Missouri Economic Activity Tax RB for Historic Northeast
Redevelopment Plan Series 2024A-1 (NR/NR)
100,000 5.000
(d)
06/01/2046
97,420
1,743,420
Montana - 0.2%
City of Kalispell Montana Revenue and Refunding Bonds
Immanuel Living at Buffalo Hill Project Series 2025B-1
(NR/NR)
275,000 4.625
05/15/2031
276,183
Montana Board of Housing Single Family Mortgage Bonds 2024
Series B (NON-AMT) (GNMA/FNMA/FHLMC) (Aa1/AA+)
250,000 4.400
12/01/2049
242,331
518,514
Nebraska - 0.2%
Nebraska Investment Finance Authority Single Family Housing RB
2025 Series A (GNMA/FNMA/FHLMC) (NR/AAA)
500,000 4.500
09/01/2045
499,161
a a
Nevada - 0.4%
City of Las Vegas Special Improvement District No. 816 Special
Assessment Series 2021 (NR/NR)
50,000 3.125
06/01/2051
35,266
Clark County School District, Nevada GO Limited Tax Building
Bonds, Series 2025A (AG) (A1/AA)
500,000 3.000
06/15/2044
415,873
Henderson Local Improvement District No. T-18 Limited
Obligation RB Series 2016 (NR/NR)
140,000 4.000
09/01/2035
135,910
Las Vegas Convention & Visitors Authority Convention Center
Expansion RB Series 2018B (Aa3/AA-)
750,000 4.000
07/01/2049
679,678
Tahoe-Douglas Visitors Authority RB Series 2020 (NR/NR)
100,000 5.000
07/01/2040
103,226
1,369,953
New Hampshire - 0.4%
National Finance Authority Hospital RB Series 2021B
(AGM) (A1/AA)
500,000 3.000
08/15/2046
395,816
New Hampshire Business Finance Authority RB Refunding for
Springpoint Senior Living Obligated Group Series 2021
(NR/NR)
225,000 4.000
01/01/2041
208,220
New Hampshire Health and Education Facilities Authority RB
Refunding for Dartmouth-Hitchcock Obligation Group Series
2017 A (NR/A)
790,000 5.000
08/01/2040
807,035
1,411,071

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New Jersey - 3.0%
Atlantic County Improvement GO Lease RB for Stockton
University Atlantic City Campus Project Series 2021A
(AGM) (A1/AA)
$ 140,000 4.000%
07/01/2053
$ 124,465
Jersey City Municipal Utilities Authority Hudson
County New Jersey Water RB, Series 2025D
(BAM MUN GOVT GTD) (Aa3/AA)
650,000 5.750
10/15/2051
726,914
New Jersey Economic Development Authority Charter School RB
Central Jersey College Prep Charter School Project Series
2025 (Baa3/NR)
200,000 5.125
11/01/2055
197,777
New Jersey Economic Development Authority Special Facility RB
for Continental Airlines Project Series 1999 (Ba2/BB+)
550,000 5.250
09/15/2029
550,714
New Jersey Economic Development Authority Special Facility
Revenue and Refunding Bonds Series 2017 (Baa2/NR)
500,000 5.000
10/01/2047
500,103
New Jersey Health Care Facilities Financing Authority RB for St.
Joseph's Healthcare System Obligated Group Issue Series 2016
(Baa3/BBB-)
325,000 5.000
07/01/2041
325,591
New Jersey Health Care Facilities Financing Authority Revenue
and Refunding Bonds Inspira Health Obligated Group Issue
Series 2024A (A2/NR)
230,000 4.125
07/01/2054
209,444
New Jersey Health Care Facilities Financing Authority Revenue
and Refunding Bonds Inspira Health Obligated Group Issue,
Series 2024A (A2/NR)
280,000 5.250
07/01/2049
297,911
New Jersey Health Care Facilities Financing Authority Revenue
and Refunding Bonds RWJ Barnabas Health Obligated Group
Issue, Series 2024-A (A1/AA-)
60,000 5.250
07/01/2054
63,356
New Jersey State Transportation Trust Fund Authority
Transportation System Bonds Series 2006C (AGM) (A1/AA)
975,000 0.000
(e)
12/15/2034
729,811
New Jersey Transportation Trust Fund Authority RB Capital
Appreciation for Transportation System Bonds Series 2008 A
(A1/A)
525,000 0.000
(e)
12/15/2035
372,603
New Jersey Transportation Trust Fund Authority RB for
Transportation System Series 2009 A (A1/A)
215,000 0.000
(e)
12/15/2036
145,252
2,450,000 0.000
(e)
12/15/2038
1,496,840
New Jersey Transportation Trust Fund Authority RB Refunding for
Transportation System Bonds Series 2018 A (A1/A)
70,000 5.000
12/15/2032
74,235
New Jersey Transportation Trust Fund Authority RB Series 2020
AA (A1/A)
75,000 3.000
06/15/2050
55,115
New Jersey Transportation Trust Fund Authority Transporattion
System Bonds 2010 Series A (A1/A)
1,000,000 0.000
(e)
12/15/2040
546,881
New Jersey Transportation Trust Fund Authority Transportation
Program Bonds 2024 Series CC (A1/A)
285,000 5.250
06/15/2050
298,976
365,000 5.250
06/15/2055
380,428
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Transportation Trust Fund Authority Transportation
Program RB Series 2019 BB (A1/A)
$ 400,000 3.500%
06/15/2046
$ 333,992
New Jersey Transportation Trust Fund Authority Transportation
System Bonds 2022 Series A (A1/A)
685,000 4.000
06/15/2041
675,140
New Jersey Turnpike Authority Turnpike RB Series 2017 G
(A1/AA-)
615,000 4.000
01/01/2043
600,567
New Jersey Turnpike Authority Turnpike RB Series 2022 B
(A1/AA-)
100,000 4.500
01/01/2048
101,102
Passaic County Improvement Authority Charter School RB for
Paterson Arts & Science Charter School Project Series 2023
(NR/BBB-)
100,000 5.375
07/01/2053
101,600
South Jersey Transport Corp. Subordinated Marine Terminal RB
Series 2017B (A2/NR)
100,000 5.000
01/01/2048
99,894
Tobacco Settlement Financing Corp. RB Series 2018 B (NR/BB+)
640,000 5.000
06/01/2046
621,240
Union County Improvement Authority RB Aries Linden LLC
Project Series 2019 (NR/NR)
191,700 6.750
(d)
*
12/01/2041
42,148
9,672,099
New Mexico - 0.6%
City of Farmington New Mexico Pollution Control
Revenue Refunding Bonds Public Service Company
of New Mexico San Juan Project 2010 Series C
(NON-AMT) (Baa2/BBB) (PUTABLE)
660,000 3.875
(a)(b)
06/01/2040
670,791
City of Farmington Pollution Control Refunding RB 2005 Series A
(A2/BBB+)
200,000 1.800
04/01/2029
189,585
City of Farmington, New Mexico Pollution Control Revenue
Refunding Bonds Public Service Company of New Mexico
San Juan Project 2010 Series D (Baa2/BBB) (PUTABLE)
380,000 3.900
(a)(b)
06/01/2040
385,051
New Mexico Mortgage Finance Authority Single Family
Mortgage Program Class I Bonds 2024 Series C
(NON-AMT) (GNMA/FNMA/FHLMC) (Aa1/NR)
250,000 4.700
09/01/2049
250,603
Winrock Town Center Tax Increment Development District 1
Senior Lien Gross Receipts Tax Increment Bonds Series 2022
(NR/NR)
500,000 4.250
(d)
05/01/2040
475,587
1,971,617
New York - 6.4%
Allegany County Capital Resource Corp. RB Alfred University
Project Series 2024 (NR/BBB+)
150,000 5.250
04/01/2054
150,504
Brooklyn Arena Local Development Corp. Pilot RB Series 2009
(Ba1/NR)
200,000 0.000
(e)
07/15/2044
78,340
Brooklyn Arena Local Development Corp. Pilot Revenue
Refunding Bonds for Barclays Center Series 2016A (Ba1/NR)
615,000 5.000
07/15/2042
615,852

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
Buffalo and Erie County Industrial Land Development Corporation
Canisius University Project Tax-Exempt RB Series 2025
(NR/BBB)
$ 1,000,000 6.250%
05/01/2045
$ 1,062,680
Build NYC Resource Corp. RB for Academic Leadership Charter
School Project Series 2021 (NR/BBB-)
100,000 4.000
06/15/2030
100,047
Build NYC Resource Corp. RB for Bay Ridge Preparatory School
Project Series 2024 (NR/BB)
100,000 5.000
(d)
09/01/2044
96,839
Build NYC Resource Corp. RB for Hellenic Classical Charter
Schools Series 2021 A (NR/NR)
100,000 5.000
(d)
12/01/2041
96,473
Build NYC Resource Corp. RB for NEW World Preparatory
Charter School Series 2021 A (NR/NR)
100,000 4.000
(d)
06/15/2041
86,633
Build NYC Resource Corp. RB for Shefa School Series 2021 B
(NR/NR)
100,000 4.000
(d)
06/15/2027
98,543
Build NYC Resource Corp. RB for Unity Preparatory Charter
School of Brooklyn Project Series 2023A (NR/BB)
100,000 5.250
(d)
06/15/2043
100,245
Build NYC Resource Corp. Tax Exempt RB Series 2022A
(NR/NR)
100,000 6.500
(d)
07/01/2032
106,487
150,000 6.500
(d)
07/01/2042
152,907
100,000 6.500
(d)
07/01/2052
98,707
Build NYC Resource Corp. Taxable RB Taxable Series 2022A
(NR/NR)
100,000 9.750
(d)
07/01/2032
100,038
Build NYC Resource Corporation RB Classical Charter Schools
Project Series 2023A (NR/BBB-)
800,000 4.750
06/15/2053
717,758
Build NYC Resource Corporation Tax-Exempt RB Series 2021A
(NR/BB+)
495,000 4.000
(d)
11/01/2051
392,901
Chautauqua County Capital Resource Corp. Exempt Facilities
Revenue Refunding Bonds for NRG Energy Project Series
2020 (Baa3/BBB-) (PUTABLE)
100,000 4.250
(a)(b)
04/01/2042
101,488
City of New York GO Tax Exempt Bonds 2020 Series D (Aa2/AA)
290,000 4.000
03/01/2050
261,532
Clinton County Capital Resource Corp. (NR/A+)
125,000 5.000
(d)
07/01/2037
139,302
Dormitory Authority of The State of New York New York Institute
of Technology RB Series 2024 (Baa2/BBB)
250,000 5.250
07/01/2049
256,979
200,000 5.250
07/01/2054
204,426
Dormitory Authority of The State of New York Northwell Health
Obligated Group RB Series 2024A (A3/A-)
100,000 5.250
05/01/2054
103,043
Dormitory Authority of The State of New York Pace University RB
Series 2024A (Baa3/BBB-)
100,000 5.250
05/01/2044
103,205
100,000 5.500
05/01/2049
103,536
150,000 5.500
05/01/2056
154,345
Dormitory Authority ofThe State ofNew York Orchard Park Ccrc
Inc Obligated Group RB Series 2025A (NR/NR)
150,000 5.125
11/15/2050
150,716
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
Erie Tobacco Asset Securitization Corp. RB Asset-Backed Bonds
Series 2006 A (NR/NR)
$ 800,000 0.000%
(d)(e)
06/01/2060
$ 23,384
Genesee County Funding Corp. Tax Exempt RB for Rochester
Regional Health Project Series 2022A (NR/BBB+)
250,000 5.000
12/01/2041
259,377
HE Genesee County Funding Corporation RB Rochester Regional
Health Energy Projects Series 2025A Bonds (NR/BBB+)
500,000 5.250
12/01/2050
511,685
Metropolitan Transportation Authority RB Green Bond Series 2020
C-1 (A2/A)
225,000 4.750
11/15/2045
225,206
125,000 5.000
11/15/2050
126,472
75,000 5.250
11/15/2055
76,524
Metropolitan Transportation Authority RB Refunding Series 2016
D (A2/A)
175,000 5.250
11/15/2031
178,353
Metropolitan Transportation Authority RB Refunding Series 2017
D (A2/A)
250,000 5.000
11/15/2032
261,994
Metropolitan Transportation Authority Transportation Revenue
Green Bonds Series 2020D (A2/A)
100,000 5.000
11/15/2045
102,180
Nassau County Tobacco Settlement Corp. RB for Asset Backed
Bonds Series 2006 D (NR/NR)
2,255,000 0.000
(e)
06/01/2060
132,615
New York City Industrial Development Agency RB Refunding for
Queens Ballpark Co. LLC Series 2021 A (AGM) (A1/AA)
220,000 3.000
01/01/2046
167,803
New York City Transitional Finance Authority
Future Tax Secured Tax-Exempt Subordinate
730,000 2.500
(a)(b)
08/01/2042
730,000
New York Counties Tobacco Trust IV RB Series 2005 F (NR/NR)
3,500,000 0.000
(e)
06/01/2060
164,209
New York Liberty Development Corp. RB for World Trade Center
Project Series 2014 (NR/NR)
125,000 5.150
(d)
11/15/2034
125,118
225,000 5.375
(d)
11/15/2040
224,986
New York Liberty Development Corp. RB for World Trade Center
Project Series 2014 Class 3 (NR/NR)
275,000 7.250
(d)
11/15/2044
275,196
New York Liberty Development Corp. RB Refunding for 3 World
Trade Center LLC Series 2014 (NR/NR)
1,650,000 5.000
(d)
11/15/2044
1,647,368
New York State Authority Income Tax Rev Bonds 2025 A
(Aa1/NR)
1,320,000 5.000
03/15/2051
1,367,458
New York State Dormitory Authority RB for Brooklyn St. Joseph's
College Series 2021 (NR/NR)
225,000 4.000
07/01/2040
191,097
New York State Dormitory Authority RB New York University
2001 (AMBAC) (Aa2/AA-)
100,000 5.500
07/01/2040
117,548
New York State Dormitory Authority RB Refunding for Catholic
Health System Obligated Group Series 2019 A (B2/B)
200,000 5.000
07/01/2035
194,232
New York State Dormitory Authority RB Refunding for Montefiore
Obligated Group Series 2020 A (Baa3/BBB-)
250,000 4.000
09/01/2037
237,935

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
New York Transportation Development Corp. for Terminal 4 John
F. Kennedy International Airport Project Special Facilities RB
Series 2020C (AGM-CR) (A1/AA)
$ 75,000 4.000%
12/01/2040
$ 75,236
New York Transportation Development Corp. RB for Delta Air
Lines, Inc. Series 2018 (Baa2/NR)
190,000 5.000
01/01/2033
194,860
New York Transportation Development Corp. RB for Delta Air
Lines, Inc. Series 2020 (Baa2/NR)
100,000 5.000
10/01/2035
104,310
400,000 5.000
10/01/2040
405,534
795,000 4.375
10/01/2045
740,282
New York Transportation Development Corp. RB for Empire State
Thruway Partners LLC Series 2021 (NR/NR)
25,000 2.500
10/31/2031
22,360
New York Transportation Development Corp. Special Facilities
Bonds for Laguardia Airport Terminal B Redevelopment
Project Series 2016A (Baa2/NR)
100,000 5.000
07/01/2034
100,069
200,000 5.000
07/01/2046
199,991
New York Transportation Development Corp. Special Facilities
Bonds Series 2016A (Baa2/AA)
500,000 5.250
01/01/2050
500,017
New York Transportation Development Corp. Special Facilities RB
for John F. Kennedy International Airport New Terminal One
Project Green Bonds Series 2023 (AMT) (Baa3/AA)
225,000 6.000
06/30/2054
232,561
New York Transportation Development Corp. Special Facilities RB
for John F. Kennedy International Airport New Terminal One
Project Green Bonds Series 2023 (AMT) (AGM) (A1/AA)
100,000 5.000
06/30/2049
100,363
New York Transportation Development Corp. Special Facility RB
for Delta Air Lines Inc. Laguardia Airport Terminals C&D
Redevelopment Project Series 2023 (Baa2/BBB-)
250,000 6.000
04/01/2035
275,518
New York Transportation Development Corp. Special Facility
RB Refunding for American Airlines, Inc. John F. Kennedy
International Airport Project Series 2020 (NR/B+)
180,000 5.250
08/01/2031
186,375
580,000 5.375
08/01/2036
605,162
New York Transportation Development Corporation Special
Facilities  RB, Series 2024  (AMT) (AG) (A1/AA)
625,000 5.000
06/30/2054
623,384
New York Transportation Development Corporation Special
Facilities RB, Series 2024 (AMT) (AGM) (A1/AA)
100,000 5.000
06/30/2049
100,722
Niagara Area Development Corporation Tax-Exempt RB for
Catholic Health System, Inc. Project Series 2022 (B2/B)
300,000 5.000
07/01/2052
270,304
Oneida County Local Development Corp. RB Refunding for
Mohawk Valley Health System Obligated Group Project Series
2019 A (AGM) (NR/AA)
100,000 4.000
12/01/2049
90,733
Oneida County Local Development Corp. RB Refunding for Utica
College Project Series 2019 (NR/NR)
135,000 3.000
07/01/2044
87,309
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
Orange County Funding Corp. Tax Exempt Revenue Refunding
Bonds for Mount Saint Mary College Project Series 2022A
(NR/NR)
$ 250,000 4.000%
07/01/2035
$ 199,358
State of New York Dormitory Authority Northwell Health
Obligated Group RB Series 2022A (A3/A-)
325,000 4.250
05/01/2052
297,909
285,000 5.000
05/01/2052
289,129
The City of New York GO Bonds Fiscal 2014 Series I Subseries I-2
(Aa2/AA/A-1+)
745,000 2.500
(a)(b)
03/01/2040
745,000
The Port Authority of New York and New Jersey Consolidated
Bonds , Two Hundred Twenty-Third Series (Aa3/AA-)
430,000 4.000
07/15/2046
391,515
100,000 5.000
07/15/2056
102,635
Transportation Infrastructure Properties LLC Trips Obligated
Group Build NYC Resource Corporation Senior Airport
Facilities RB Trips Obligated Group Series 2025 (NR/BBB+)
250,000 5.500
07/01/2055
258,266
Triborough Bridge and Tunnel Authority Mta Bridges and Tunnels
Real Estate Transfer Tax RB Series 2025A (NR/AA+)
100,000 5.250
05/15/2059
104,416
20,277,584
North Carolina - 0.3%
Greater Asheville Regional Airport Authority Airport System RB
Series 2022A (AMT) (AGM) (A1/AA)
100,000 5.500
07/01/2052
103,828
Greater Asheville Regional Airport Authority Airport System RB
Series 2023 (AGM) (A1/AA)
200,000 5.250
07/01/2053
204,131
North Carolina Department of Transportation Tax Exempt Private
Activity Bonds Series 2015 (NR/NR)
200,000 5.000
12/31/2037
200,165
North Carolina Medical Care Commission RB for Forest at Duke,
Inc. Obligated Group Series 2021 (NR/NR)
50,000 4.000
09/01/2041
46,525
North Carolina Medical Care Commission RB for Lutheran
Services for the Aging, Inc. Obligated Group Series 2021 A
(NR/NR)
75,000 4.000
03/01/2036
74,854
100,000 4.000
03/01/2051
82,895
North Carolina Medical Care Commission RB Refunding for
EveryAge Obligated Group Series 2021 A (NR/NR)
150,000 4.000
09/01/2041
142,790
North Carolina Medical Care Commission Retirement Facilities
First Mortgage Revenue and Revenue Refunding Bonds
Pennybyrn Series 2025 (NR/NR)
100,000 5.375
10/01/2045
101,203
956,391
North Dakota - 0.3%
Williston Parks & Recreation District Senior Sales Tax Revenue
and Refunding Bonds Series 2025A (AG) (A1/AA)
1,000,000 4.750
12/01/2050
987,880
a a

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Ohio - 2.3%
Buckeye Tobacco Settlement Financing Authority RB Refunding
for Senior Asset-Backed Bonds Series 2020 B-3 Class 2
(NR/NR)
$ 1,000,000 0.000%
(e)
06/01/2057
$ 73,989
Cleveland Airport Special RB for Continental Airlines, Inc. Project
Series 1998 (Ba2/BB+)
280,000 5.375
09/15/2027
280,386
Columbus-Franklin County Finance Authority Lease RB for
The Cornerstone Academy Community School Series 2023
(NR/NR)
125,000 7.000
(d)
07/01/2053
124,034
County of Cuyahoga Health Care and Independent Living Facilities
Refunding RB for Eliza Jennings Senior Health Care Network
Series 2022A (NR/NR)
310,000 5.375
05/15/2037
317,507
County of Cuyahoga Ohio Hospital RB for The Metrohealth
System Series 2017 (Baa3/BBB-)
175,000 5.500
02/15/2052
172,154
County of Franklin Healthcare Facilities RB for Ohio Living
Communities Series 2023 (NR/NR)
200,000 5.000
07/01/2035
211,594
225,000 5.000
07/01/2036
238,021
County of Franklin Ohio Health Care Facilities Refunding RB
Series 2022 (NR/NR)
200,000 4.000
07/01/2040
187,929
County of Franklin RB Refunding for Wesley Communities
Obligated Group Series 2020 (NR/NR)
150,000 5.250
11/15/2040
151,831
County of Lucas Hospital RB for Promedica Healthcare Obligated
Group Series 2018A (Baa3/BBB-)
1,205,000 5.250
11/15/2048
1,185,944
County of Summit Green Local School District Improvement
Bonds Series 2022A (SD CRED PROG) (NR/AA+)
500,000 5.000
11/01/2052
510,100
Cuyahoga County Ohio Hospital RB for Metrohealth System Series
2017 (Baa3/BBB-)
625,000 5.250
02/15/2047
605,269
425,000 5.000
02/15/2052
401,378
100,000 5.000
02/15/2057
90,667
Ohio Air Quality Development Authority Pollution Control RB
Refunding Series 2009-D (NON-AMT) (NR/BBB-)
100,000 3.375
(a)
08/01/2029
98,605
Ohio Higher Educational Facility Commission RB Refunding for
Judson Obligated Group Series 2020 A (NR/NR)
100,000 5.000
12/01/2042
100,047
100,000 5.000
12/01/2045
96,139
Ohio Housing Finance Agency Residential Mortgage RB
2024 Series B Mortgage-Backed Securities Program
(NON-AMT) (GNMA/FNMA/FHLMC) (Aa1/NR)
275,000 4.650
09/01/2049
272,681
Ohio State Higher Education Facilities RB Series 2020 (A3/NR)
1,100,000 5.000
01/15/2050
1,104,918
Ohio State Higher Education Facility Commission RB Series 2020
(A3/NR)
100,000 5.000
01/15/2040
103,113
Ohio State Hospital RB Refunding for Aultman Health Foundation
Obligated Group Series 2018 (NR/NR)
100,000 5.000
(d)
12/01/2038
99,243
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Ohio – (continued)
Port of Greater Cincinnati Development Authority Education RB
Series 2021 (NR/NR)
$ 100,000 4.375%
(a)(b)
06/15/2056
$ 99,437
Port of Greater Cincinnati Development Authority Ohio Tax
Increment Financing RB Series 2024 (NR/NR)
65,000 5.000
12/01/2044
64,470
Port of Greater Cincinnati Development Authority RB Series 2021
(NR/NR)
100,000 4.250
(d)
12/01/2050
93,653
Port of Greater Cincinnati Development Authority Special
Obligation Development TIF RB, Series 2016B (NR/NR)
200,000 5.000
12/01/2046
190,402
State of Ohio Higher Educational Facility RB for Xavier University
2024 Project (Baa1/NR)
100,000 5.000
05/01/2041
105,174
Toledo-Lucas County Port Authority Parking System RB Series
2021 (Baa3/NR)
175,000 4.000
01/01/2038
171,666
7,150,351
Oklahoma - 0.9%
Broken Arrow Economic Development Authority Hackberry
Market Increment District Project Tax Apportionment Bonds
Series 2025 (NR/NR)
325,000 6.625
06/01/2045
329,454
Oklahoma County Finance Authority Educational Facilities Lease
RB Western Heights Public Schools Project, Series 2025
(NR/BBB-)
500,000 5.000
09/01/2035
528,806
Oklahoma Development Finance Authority Health System RB for
OU Medicine Project Series 2018 B (Ba1/BB+)
35,000 5.000
08/15/2038
35,516
50,000 5.500
08/15/2057
49,558
Oklahoma Development Finance Authority Health System RB for
OU Medicine Project Series 2018B (Ba1/BB+)
375,000 5.500
08/15/2052
374,473
The Oklahoma Development Finance Authority Health System RB
for Ou Medicine Project Series 2018B (Ba1/BB+)
250,000 5.250
08/15/2043
251,513
Trustees of The Tulsa Municipal Airport Trust  RB, Series 2025
(NR/B+)
375,000 6.250
12/01/2035
429,362
750,000 6.250
12/01/2040
832,455
Wagoner County Development Authority Sales Tax RB Series 2025
(NR/NR)
145,000 6.750
05/01/2040
148,456
2,979,593
Oregon - 0.0%
Yamhill County Hospital Authority Revenue and Refunding Tax
Exempt Bonds Series 2021A (NR/NR)
125,000 5.000
11/15/2051
107,290
a a
Pennsylvania - 2.0%
Adams County General Authority RB for The Brethren Home
Community Project Series 2024A (NR/NR)
225,000 5.000
06/01/2044
226,269
Allegheny County Higher Education Building Authority University
Revenue Refunding Bonds Series 2022 (NR/BBB-)
90,000 5.250
09/01/2035
91,151

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Pennsylvania – (continued)
Allegheny County Industrial Development Authority RB Refunding
for United States Steel Corp. Project Series 2019 (Ba3/BB+)
$ 75,000 5.125%
05/01/2030
$ 78,802
Allentown Neighborhood Improvement Zone Development
Authority Senior Tax RB for Waterfront - 30 E. Allen Street
Project Series 2024A (NR/NR)
100,000 5.250
(d)
05/01/2032
102,690
Allentown Neighborhood Improvement Zone Development
Authority Tax RB for City Center Project Series 2024
(Ba2/NR)
250,000 5.000
(d)
05/01/2042
256,367
Bucks County IDA Hospital RB for Grand View Hospital Project
Series 2021 (NR/BBB+)
275,000 4.000
07/01/2051
230,426
City of Wilkes-Barre Finance Authority University Revenue
Refunding Bonds Series 2021 (NR/BBB-)
100,000 4.000
03/01/2042
84,908
Coatesville Area School District Chester County Pennsylvania GO
Bonds Series of 2025 (AG ST AID WITHHLDG) (Aa3/AA)
860,000 5.250
11/15/2042
921,310
Dauphin County General Authority RB for The Harrisburg
University of Science & Technology Series 2020 (NR/B-)
100,000 5.875
(d)
10/15/2040
77,423
200,000 6.250
(d)
10/15/2053
144,204
Doylestown Hospital Authority Commonwealth of Pennsylvania
Doylestown Hospital RB Series 2024 (NR/NR)
100,000 5.000
(d)
07/01/2031
106,186
Lancaster County Hospital Authority RB Refunding for St. Anne's
Retirement Community Obligated Group Series 2020 (NR/NR)
100,000 5.000
03/01/2040
94,362
Lancaster County Hospital Authority RB Series 2020 (NR/NR)
250,000 5.000
03/01/2050
205,911
Lancaster Municipal Authority Healthcare Facilities RB for Garden
Spot Village Project Series B of 2024 (NR/NR)
400,000 5.000
05/01/2054
389,864
Latrobe Industrial Development Authority RB Refunding for Seton
Hill University Series 2021 (NR/BBB-)
250,000 4.000
03/01/2038
232,869
Lincoln University of The Commonwealth System of Higher
Education RB Refunding Tax Exempt Social Bonds 2023
Series A (Baa3/NR)
150,000 5.250
07/01/2044
142,541
Monroe County Industrial Development Authority Special
Obligation Revenue Refunding Bonds Tobyhanna Township
Project, Series of 2025 (Tax-Exempt) (NR/NR)
100,000 5.000
07/01/2031
103,008
Montgomery County Higher Education and Health Authority,
175,000 5.000
04/01/2030
175,025
Montgomery County IDA Retirement Communities RB for Acts
Retirement Life Communities Obligated Group Series 2020C
(NR/NR)
100,000 5.000
11/15/2045
100,801
Pennsylvania Economic Development Financing Authority Tax
Exempt Private Activity RB for Penndot Major Bridges
Package One Project Series 2022 (AGM) (A1/AA)
250,000 5.000
12/31/2057
246,570
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Pennsylvania – (continued)
Pennsylvania Economic Development Financing Authority Tax
Exempt Private Activity RB for Penndot Major Bridges
Package One Project Series 2022 (Baa2/NR)
$ 350,000 5.750%
06/30/2048
$ 366,204
100,000 5.250
06/30/2053
101,359
Pennsylvania Economic Development Financing Authority UPMC
RB, Series 2020A (A2/A)
100,000 4.000
04/15/2036
101,814
Philadelphia Authority for Industrial Development Charter School
RB for Green Woods Charter School Project Series 2022A
(NR/BB+)
100,000 5.125
06/15/2042
99,972
Philadelphia Authority for Industrial Development Tacony Charter
School Project Social Bond RB Series 2023 (NR/BB)
100,000 5.000
(d)
06/15/2033
101,034
Susquehanna Area Regional Airport Authority Airport System RB
Series 2017 (Baa3/NR)
420,000 5.000
01/01/2038
423,706
The Berks County Municipal Authority RB for Alvernia University
Project Series 2020 (NR/BB+)
100,000 5.000
10/01/2049
83,995
The Berks County Municipal Authority RB for Tower Health
Project Series 2024 A-4 (NR/NR)
35,000 7.000
06/30/2039
28,176
The Berks County Municipal Authority RB for Tower Health
Project Series 2024 B-1 (NR/NR)
136,000 0.000
(f)
06/30/2044
93,817
The Berks County Municipal Authority RB for Tower Health
Project Series 2024 B-2 (NR/NR)
18,000 0.000
(f)
06/30/2044
9,192
The Berks County Municipal Authority RB for Tower Health
Project Series 2024A-1 (NR/NR)
63,000 8.000
06/30/2034
63,167
The Berks County Municipal Authority RB for Tower Health
Project Series 2024A-2 (NR/NR)
50,000 6.000
06/30/2034
53,729
The Berks County Municipal Authority RB for Tower Health
Project Series 2024A-3 (NR/NR)
898,000 5.000
06/30/2039
808,267
Upper Dauphin IDA RB for Pennsylvania Steam Academy Charter
School Project Series 2022B (NR/NR)
30,000 6.000
(d)
07/01/2029
30,040
6,375,159
Puerto Rico - 8.9%
GDB Debt Recovery Authority Bonds (NR/NR)
298,441 7.500
08/20/2040
290,287
HTA Trust Certificates Class L-2028 Units (NR/NR)
91,406 5.250
07/01/2038
91,425
Puerto Rico Aqueduct and Sewer Authority Revenue Refunding
Bonds Series 2020A (NR/NR)
500,000 5.000
(d)
07/01/2035
517,853
Puerto Rico Aqueduct and Sewer Authority Revenue Refunding
Bonds Series 2022A (NR/NR)
250,000 5.000
(d)
07/01/2037
259,385
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB
Refunding for Senior Lien Series 2020 A (NR/NR)
1,505,000 5.000
(d)
07/01/2047
1,474,705

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Commonwealth Aqueduct and Sewer Authority
Revenue Refunding Bonds Series 2021B (NR/NR)
$ 1,030,000 4.000%
(d)
07/01/2042
$ 973,465
Puerto Rico Commonwealth GO Bonds (NR/NR)
566,715 0.010
(a)(f)(h)
11/01/2043
362,698
Puerto Rico Commonwealth GO Clawback Bonds (NR/NR)
541,411 0.010
(a)(f)(h)
11/01/2051
316,725
Puerto Rico Commonwealth GO Clawback CVIs (NR/NR)
500,475 0.010
(a)(f)(h)
11/01/2051
327,185
Puerto Rico Commonwealth GO Restructured Bonds Series 2022
A-1 (NR/NR)
322,380 5.625
07/01/2029
341,585
755,281 5.750
07/01/2031
829,755
764,493 0.000
(e)
07/01/2033
553,221
322,248 4.000
07/01/2033
322,152
132,356 4.000
07/01/2035
130,065
223,596 4.000
07/01/2037
216,753
729,448 4.000
07/01/2041
674,444
1,335,624 4.000
07/01/2046
1,165,264
Puerto Rico Electric Power Authority Power RB Series 2012A
(NR/NR)
275,000 5.000 *
07/01/2042
183,562
250,000 5.050 *
07/01/2042
166,875
Puerto Rico Electric Power Authority Power RB Series 2013A
(NR/NR)
50,000 7.000 *
07/01/2033
33,375
125,000 6.750 *
07/01/2036
83,438
150,000 7.000 *
07/01/2040
100,125
Puerto Rico Electric Power Authority Power RB Series AAA
(NR/NR)
100,000 5.250 *
07/01/2031
66,750
Puerto Rico Electric Power Authority Power RB Series CCC
(NR/NR)
250,000 5.250 *
07/01/2026
166,875
470,000 5.250 *
07/01/2027
313,725
415,000 5.000 *
07/01/2028
277,012
Puerto Rico Electric Power Authority Power RB Series TT
(NR/NR)
100,000 5.000 *
07/01/2032
66,750
25,000 5.000 *
07/01/2037
16,688
Puerto Rico Electric Power Authority Power RB Series XX
(NR/NR)
125,000 5.250 *
07/01/2035
83,437
900,000 5.250 *
07/01/2040
600,750
Puerto Rico Electric Power Authority Power RB Series ZZ
(NR/NR)
145,000 4.250 *
07/01/2020
96,787
50,000 5.250 *
07/01/2026
33,375
Puerto Rico Electric Power Authority Power RB, Series 2013A
(NR/NR)
75,000 7.000 *
07/01/2043
50,063
Puerto Rico Electric Power Authority Power RB, Series AAA
(NR/NR)
50,000 5.250 *
07/01/2024
33,375
Puerto Rico Electric Power Authority Power Revenue Custodial
Receipts Series Prb MM (NATL) (NR/NR)
500,000 0.000
(d)(f)
07/01/2030
325,625
Puerto Rico Electric Power Authority RB Series TT (NR/NR)
175,000 5.000 *
07/01/2037
116,813
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Industrial Tourist, Educational Medical and
Environmental Control Facilities Financing Authority Afica
Dock and Wharf RB forward Delivery Collectively The “Series
2023 Bonds” (NR/BBB-)
$ 150,000 6.500%
01/01/2041
$ 171,701
350,000 6.500
01/01/2042
396,799
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue
Restructured Bonds Series 2019A-2B (NR/NR)
775,000 4.550
07/01/2040
775,288
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
Restructured Bonds Series A-2 (NR/NR)
1,111,000 4.329
07/01/2040
1,086,984
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital
Appreciation Restructured RB Series 2018 A-1 (NR/NR)
451,000 0.000
(e)
07/01/2031
370,528
599,000 0.000
(e)
07/01/2033
453,588
2,935,000 0.000
(e)
07/01/2046
980,348
3,056,000 0.000
(e)
07/01/2051
764,500
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital
Appreciation Restructured RB Series 2019 A-2 (NR/NR)
3,504,000 4.329
07/01/2040
3,428,254
19,000 4.536
07/01/2053
17,210
3,129,000 4.784
07/01/2058
2,921,336
Puerto Rico Sales Tax Financing Corporation Sales Tax
Restructured RB Series 2018 A-1 (NR/NR)
1,208,000 4.500
07/01/2034
1,208,021
270,000 4.750
07/01/2053
254,492
3,892,000 5.000
07/01/2058
3,747,043
28,238,459
Rhode Island - 0.5%
Providence Public Buildings Authority Capital Improvement
Program Projects RB 2024 Series A (AG) (A1/AA)
150,000 5.250
09/15/2043
161,993
Rhode Island Health and Educational Building Corporation
Hospital Financing RB Lifespan Obligated Group Issue Series
2024 (NR/BBB+)
350,000 5.250
05/15/2049
355,035
500,000 5.250
05/15/2054
505,377
Rhode Island Housing & Mortgage Finance Corp. Homeownership
Opportunity Bonds Series 78-A (Aa1/AA+)
250,000 5.000
10/01/2042
262,486
Rhode Island Housing & Mortgage Finance Corp.
Homeownership Opportunity Bonds Series 82-A
(NON-AMT) (GNMA COLL) (Aa1/AA+)
200,000 4.450
10/01/2044
200,788
1,485,679
South Carolina - 1.0%
Lancaster County South Carolina Roselyn Residential Improvement
District Assessment RB, Series 2025 (NR/NR)
100,000 6.000
(d)
06/01/2045
103,177
Richland County at Sandhill Improvement District Refunding
Assessment RB Series 2021 (NR/NR)
100,000 3.625
(d)
11/01/2031
91,164
100,000 3.750
(d)
11/01/2036
84,914
South Carolina Economic Development Authority Educational
Facilities Tax Exempt RB for Polaris Tech Charter School
Project Series 2022A (NR/NR)
100,000 5.125
(d)
06/15/2042
95,168

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
South Carolina – (continued)
South Carolina Jobs-Economic Development Authority Health
Care Facilities RB Novant Health Obligated Group Series
2024A (A1/A+)
$ 250,000 4.000%
11/01/2042
$ 240,775
South Carolina Jobs-Economic Development Authority Health
Care Facilities RB Novant Health Obligated Group, Series
2024A (A1/A+)
295,000 5.250
11/01/2044
315,163
South Carolina Jobs-Economic Deveopment Authority RB Wesley
Commons Project Series 2025A (NR/NR)
640,000 5.625
10/01/2050
638,818
South Carolina Public Service Authority Revenue Obligations 2022
Tax Exempt Series E (A3/A-)
480,000 5.750
12/01/2047
515,492
South Carolina State Housing Finance and Development
Authority Mortgage RB, Series 2025 B
(NON-AMT) (GNMA/FNMA/FHLMC) (Aaa/NR)
585,000 5.000
07/01/2050
591,186
Spartanburg Regional Health Services District Obligated Group RB
Series 2020 A (AGM) (A1/AA)
795,000 3.000
04/15/2049
612,588
3,288,445
South Dakota - 0.0%
County of Lincoln RB Refunding for The Augustana College
Association Series 2021 A (NR/BBB-)
50,000 4.000
08/01/2051
40,723
a a
Texas - 11.0%
Aldine independent School District Harris County Texas UT
Refunding Bonds Series 2024A (PSF-GTD) (Aaa/AAA)
1,000,000 3.000
02/15/2042
872,944
Arlington Higher Education Finance Corp. Education RB Basis
Texas Charter Schools, Inc. Series 2024 (Ba2/NR)
150,000 4.250
(d)
06/15/2039
144,503
Arlington Higher Education Finance Corp. Education RB Series
2022A (NR/NR)
100,000 5.625
08/15/2052
52,000
Baybrook Municipal Utility District No. 1 Texas UT Bonds Series
2025 (BAM) (Baa1/AA)
1,000,000 4.250
05/01/2050
927,192
City of Anna Special Assessment Bonds for Sherley Tract Public
Improvement District No. 2 Series 2021 (NR/NR)
301,000 3.750
(d)
09/15/2031
299,869
100,000 4.500
(d)
09/15/2031
100,229
City of Anna Special Assessment RB for Hurricane Creek Public
Improvement District Project Series 2022 (NR/NR)
100,000 5.750
(d)
09/01/2042
105,364
City of Anna Special Assessment RB for Meadow Vista Public
Improvement District Improvement Area #1 Project Series
2024 (NR/NR)
100,000 4.875
(d)
09/15/2031
101,632
City of Anna Special Assessment RB for Woods at Lindsey Place
Public and District Improvement Area #1 Project Series 2023
(NR/NR)
100,000 5.625
(d)
09/15/2043
103,490
City of Anna Texas A Municipal Corp. of The State of Texas
Located In Collin County Special Assessment RB Series 2025
(NR/NR)
679,000 5.875
(d)
09/15/2051
697,562
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Aubrey Special Assessment
Revenue Refunding Bonds Series 2024
$ 250,000 5.000%
09/01/2045
$ 257,262
City of Aubrey Texas A Municipal Corp. of The State of Texas
Located in Denton County Special Assessment RB Series 2025
(Duck Point Public Improvement District) (NR/NR)
250,000 5.375
(d)
12/31/2045
247,610
City of Boyd Texas, A Municipal Corporation of The State of Texas
Located in Wise County Special Assessment  RB, Series 2025
(NR/NR)
100,000 5.625
(d)
09/15/2045
102,686
City of Buda Texas A Municipal Corp. of The State of Texas
Located in Hays County Special Assessment RB Series 2025
215,000 5.000
(d)
09/01/2033
218,610
City of Buda Texas A Municipal Corp. of The State of Texas
Located in Hays County Special Assessment RB Series 2025
100,000 5.750
(d)
09/01/2033
101,313
City of Celina Special Assessment Bonds for Wells South Public
Improvement District Series 2021 (NR/NR)
50,000 3.375
(d)
09/01/2041
40,637
City of Celina Special Assessment for Edgewood Creek Public
Improvement District Phase#1 Project Series 2021 (NR/NR)
50,000 4.250
(d)
09/01/2041
46,429
City of Celina Special Assessment RB for Celina Hills Public
Improvement District Project Series 2022 (NR/NR)
100,000 4.875
(d)
09/01/2042
97,942
City of Celina Special Assessment RB for North Sky Public
Improvement District Project Series 2023 (NR/NR)
325,000 4.375
09/01/2030
327,373
107,000 4.875
(d)
09/01/2030
109,150
City of Celina Special Assessment RB Series 2022 (NR/NR)
100,000 3.625
(d)
09/01/2032
92,070
City of Celina Texas A Municipal Corp. of The State of Texas
Located in Collin and Denton Counties Special Assessment
Revenue Refunding and Improvement Bonds, Series 2025
374,000 4.750
09/01/2054
368,487
City of Celina Texas A Municipal Corporation ofThe State ofTexas
Located In Collin and Denton Counties Special Assessment
RB, Series 2025 (NR/NR)
132,000 6.125
09/01/2055
130,575
City of Celina Texas Special Assessment RB Series 2025 (NR/NR)
100,000 5.500
(d)
09/01/2045
100,313
City of Celina, Collin and Denton Counties Special Assessment
RB, Series 2023 Cross Creek Meadows Public Improvement
District Improvement Area 1 Project (NR/NR)
100,000 5.375
(d)
09/01/2043
101,415
City of Celina, Collin and Denton Counties Special Assessment
Refunding RB, Series 2024 Sutton Fields II Public
Improvement District Major Improvement Area 1 Project
(BAM) (NR/AA)
75,000 5.000
09/01/2038
79,889
85,000 5.000
09/01/2045
86,069
City of Celina, Collin and Denton Counties Special Assessment
Refunding RB, Series 2024 Sutton Fields II Public
Improvement District Major Improvement Area Project
(BAM) (NR/AA)
100,000 5.000
09/01/2034
109,072
100,000 5.000
09/01/2037
107,081
100,000 5.000
09/01/2040
105,016

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Celina, Collin and Denton Counties Special Assessment
Refunding RB, Series 2024 Wells South Public Improvement
District Major Improvement Area Project (BAM) (NR/AA)
$ 100,000 5.000%
09/01/2038
$ 106,519
125,000 5.000
09/01/2045
126,572
City of Celina, Collin and Denton Counties Special Assessment
Refunding RB, Series 2024 Wells South Public Improvement
District Neighborhood Improvement Area #1 Project
(BAM) (NR/AA)
75,000 5.000
09/01/2038
79,889
125,000 5.000
09/01/2045
126,572
City of Crandall Special Assessment RB for River Ridge Public
Improvement District Project Series 2022 (NR/NR)
530,000 5.500
(d)
09/15/2032
553,746
City of Dayton Senior Lien Special Assessment RB for Westpointe
Villages Public Improvement District Improvement Area #1
Project Series 2022A (NR/NR)
182,000 4.625
(d)
09/01/2027
183,097
City of Dayton Texas A Municipal Corporation of The State of
Texas Located in Liberty County Special Assessment RB
Series 2025 (NR/NR)
200,000 5.250
(d)
09/01/2045
199,452
City of Dripping Springs Special Assessment RB for Heritage
Public Improvement District Improvement Area #2 Project
Series 2024 (NR/NR)
50,000 5.000
(d)
09/01/2044
49,477
City of Dripping Springs Texas A Municipal Corporation of The
State of Texas Located In Hays County Special Assessment
RB, Series 2025 (NR/NR)
100,000 4.250
09/01/2035
100,085
City of Dripping Springs, Hays County Special Assessment
RB, Series 2023 Heritage Public Improvement District
Improvement Area 1 Project (NR/NR)
300,000 5.375
(d)
09/01/2043
306,090
City of Ennis Texas A Municipal Corporation of The State of Texas
Located In Ellis County Special Assessment RB, Series 2025
(NR/NR)
100,000 4.125
(d)
09/15/2035
99,575
City of Fate Special Assessment for Williamsburg East Public
Improvement District Area No. 1 Series 2020 (NR/NR)
100,000 3.375
(d)
08/15/2030
95,527
City of Fate Special Assessment RB for Monterra Public
Improvement District Series 2021 (NR/NR)
100,000 3.375
(d)
08/15/2031
94,097
City of Fate Special Assessment RB for Williamsburg East Public
Improvement District Project Series 2022 (NR/NR)
317,000 5.875
(d)
08/15/2042
321,536
City of Fate Special Assessment RB for Williamsburg Public
Improvement District Series 2022 (NR/NR)
75,000 4.250
(d)
08/15/2042
71,368
City of Garland, Texas
730,000 5.000
03/01/2043
775,245
City of Georgetown Special Assessment RB for Parks at Westhaven
Public Improvement District Project Series 2022 (NR/NR)
91,000 3.625
(d)
09/15/2027
90,559
City of Houston Airport System Special Facilities RB for United
Airlines Technical Operations Center Project Series 2018
(NR/BB+)
200,000 5.000
07/15/2028
205,492
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Houston Higher Education Finance Corp. University RB
Houston Christian University Project Series 2025 (NR/BBB-)
$ 100,000 5.125%
10/01/2051
$ 95,151
City of Hutto Emory Crossing Public Improvement District Special
Assessment Bond Series 2021 (NR/NR)
519,000 3.625
(d)
09/01/2041
444,213
City of Hutto Special Assessment RB for Cottonwood Creek Public
Improvement Series 2021 (NR/NR)
100,000 3.500
(d)
09/01/2041
84,240
City of Hutto Special Assessment RB for Durango Farms Public
Improvement District Project Series 2021 (NR/NR)
100,000 3.875
(d)
09/01/2041
90,113
City of Hutto Texas A Municipal Corp. of
The State of Texas Located in Williamson
County Special Assessment RB Series 2025
390,000 5.125
(d)
09/01/2045
382,541
City of Kyle Special Assessment RB for 6 Creeks Public
Improvement Project Series 2021 (NR/NR)
100,000 3.375
(d)
09/01/2031
95,777
City of Kyle Special Assessment RB for Plum Creek North Public
Improvement District Area #1 Project Series 2022 (NR/NR)
200,000 4.125
(d)
09/01/2041
185,486
City of Kyle Special Assessment RB, Series 2023 Porter Country
Public Improvement District Improvement Area 1 Project
(NR/NR)
187,000 4.875
(d)
09/01/2030
189,466
City of Kyle, Hays County Special Assessment RB, Series 2023
Limestone Creek Public Improvement District Improvement
Area 1 Project (NR/NR)
177,000 4.750
(d)
09/01/2033
179,595
City of Lavon Heritage Public Improvement District No. 1 Special
Assessment Refunding Series 2021 (BAM) (NR/AA)
500,000 2.500
09/15/2039
380,506
City of Lavon, Texas A Municipal Corporation of The State ofTexas
Located In Collin County Special Assessment RB, Series 2025
(NR/NR)
100,000 6.125
09/15/2045
100,127
City of Lavon, Texas A Municipal Corporation ofThe State ofTexas
Located In Collin County Special Assessment RB, Series 2025
(NR/NR)
202,000 5.375
09/15/2045
201,229
City of Lavon, Texas Special Assessment RB Series 2025 (NR/NR)
304,000 6.000
(d)
09/15/2054
312,937
City of Liberty Hill Special Assessment Bonds for Summerlyn
West Public Improvement District Series 2020 (NR/NR)
400,000 4.000
(d)
09/01/2054
296,187
City of Lowry Crossing Texas, A Municipal Corporation of The
State of Texas Located in Collin County Special Assessment
RB Series 2025 (NR/NR)
125,000 4.750
(d)
09/15/2035
129,577
City of Manor Texas A Municipal Corp. of The State of Texas
Located In Travis County Special Assessment RB Series 2024
(NR/NR)
100,000 5.375
(d)
09/15/2044
101,469
City of Manor Texas A Municipal Corporation of The State of
Texas Located in Travis County Special Assessment RB, Series
2025 (NR/NR)
100,000 6.000
(d)
09/15/2036
103,725

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Mansfield Texas A Municipal Corp. of The State of
Texas Located In Tarrant Johnson and Ellis Counties Special
Assessment RB Series 2025 (NR/NR)
$ 1,036,000 6.000%
(d)
09/15/2045
$ 1,069,258
City of McLendon-Chisholm Special Assessment RB for Sonoma
Public Improvement District Project Series 2022 (NR/NR)
205,000 5.000
(d)
09/15/2027
207,614
City of McLendon-Chisholm Special Assessment Refunding
Bonds Sonoma Public Improvement District Series 2020
(BAM) (NR/AA)
50,000 2.500
09/15/2035
44,553
City of Mesquite Special Assessment RB for Solterra Public
Improvement District Improvement Area A-1 Projects Series
2023 (NR/NR)
100,000 4.750
(d)
09/01/2030
101,886
City of Mesquite Special Assessment RB for Solterra Public
Improvement District Improvement Area A-1 Projects, Series
2023 (NR/NR)
122,000 5.500
(d)
09/01/2043
125,694
City of Mesquite, Dallas and Kaufman Counties Special
Assessment RB, Series 2023 Heartland Town Center Public
Improvement District Phase 2 Specific Improvements Project
(NR/NR)
75,000 5.125
(d)
09/01/2052
71,851
City of Midlothian Special Assessment for Redden Farms Public
Improvement District Series 2021 (NR/NR)
100,000 3.875
(d)
09/15/2041
89,820
City of Midlothian Special Assessment RB for Westside Preserve
Public Improvement District Major Improvement Area Project
#1 Series 2022 (NR/NR)
100,000 5.250
(d)
09/15/2042
101,144
City of Midlothian Special Assessment RB for Westside Preserve
Public Improvement District Major Improvement Area Project
Series 2022 (NR/NR)
150,000 6.000
(d)
09/15/2042
153,256
City of Mustang Ridge Special Assessment RB for Durango Public
Improvement District Improvement Area #1 Project Series
2023 (NR/NR)
50,000 6.125
(d)
09/01/2043
52,294
City of Mustang Ridge Texas Special Assessment RB, Series 2025
(NR/NR)
706,000 5.875
(d)
09/01/2045
728,013
City of Oak Point Texas A Municipal Corporation of The State
of Texas Located in Denton County Special Assessment RB
Series 2024 (NR/NR)
100,000 5.350
(d)
09/15/2044
99,618
City of Pilot Point Special Assessment RB for Creekview Public
Improvement Zone A Improvement Project Series 2022
(NR/NR)
100,000 5.750
(d)
09/15/2032
103,925
100,000 5.500
(d)
09/15/2042
101,415
City of Pilot Point Special Assessment RB for Creekview Public
Improvement Zone B Improvement Project Series 2022
(NR/NR)
100,000 5.500
(d)
09/15/2042
101,415
City of Pilot Point Special Assessment RB for Mobberly Public
Improvement District Major Improvement Area Series 2022
(NR/NR)
147,000 5.375
(d)
09/15/2027
147,873
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Pilot Point Special Assessment RB for Mobberly Public
Improvement District Major Improvement Area Series 2022
(NR/NR) – (continued)
$ 410,000 5.625%
(d)
09/15/2032
$ 431,133
City of Plano Collin Creek East Public Improvement District
Special Assessment Bonds Series 2021 (NR/NR)
125,000 4.375
(d)
09/15/2051
101,901
City of Plano Collin Creek West Public Improvement District
Special Assessment Bonds Series 2021 (NR/NR)
125,000 4.000
(d)
09/15/2051
100,214
City of Princeton Special Assessment RB for Arcadia Farms Public
Improvement District Phases 5-7 Project Series 2022 (NR/NR)
52,000 4.250
(d)
09/01/2042
46,919
City of Princeton Special Assessment RB for Brookside Public
Improvement District Series 2019 (NR/NR)
100,000 4.875
09/01/2039
101,345
City of Princeton Special Assessment RB for Brookside Public
Improvement District Series 2021 (NR/NR)
25,000 3.375
(d)
09/01/2041
20,318
City of Princeton Special Assessment RB for Eastridge Public
Improvement District Improvement Area Project Series 2022
(NR/NR)
75,000 5.125
(d)
09/01/2042
76,163
City of Princeton Special Assessment RB for Sicily Public
Improvement District Improvement Area No. 1 Project, Series
2023 (NR/NR)
100,000 7.000
(d)
09/01/2043
103,285
City of Princeton Special Assessment RB for Southridge Public
Improvement District Improvement Area No. 1 Project, Series
2023 (NR/NR)
100,000 6.250
(d)
09/01/2043
105,798
City of Princeton Special Assessment RB for Whitewing Trails
Public Improvement District Project Series 2023 (NR/NR)
100,000 5.125
(d)
09/01/2043
99,727
City of Princeton Special Assessment RB for Winchester Public
Improvement District Series 2020 (NR/NR)
100,000 3.750
(d)
09/01/2040
90,943
City of Princeton Special Assessment RB for Winchester Public
Improvement District Series 2021 (NR/NR)
50,000 3.250
(d)
09/01/2041
39,970
City of Princeton Texas A Municipal Corp. of The State of Texas
Located In Collin County Special Assessment RB Series 2025
244,000 5.375
(d)
09/01/2045
245,397
City of Princeton Texas A Municipal Corporation of The State
of Texas Located In Collin County Special Assessment  RB,
Series 2025 (NR/NR)
200,000 4.500
(d)
09/01/2032
204,637
City of Red Oak Public Improvement District No. 1 Special
Assessment Bonds for Improvement Area #1 Project Series
2021 (NR/NR)
409,000 3.375
(d)
09/15/2041
332,019
City of Royse City Special Assessment for Creekshaw Public
Improvement District Area #1 Series 2020 (NR/NR)
50,000 3.375
(d)
09/15/2030
47,963
City of Royse City Special Assessment for Creekshaw Public
Improvement District Series 2020 (NR/NR)
400,000 4.875
(d)
09/15/2040
391,089

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Royse City Special Assessment RB for Liberty Crossing
Public Improvement District Improvement Area #1 Project
Series 2023 (NR/NR)
$ 100,000 6.375%
(d)
09/15/2053
$ 102,627
City of Sachse Special Assessment for Public Improvement District
No. 1 Series 2020 (NR/NR)
100,000 3.250
(d)
09/15/2030
94,706
City of Santa Fe Special Assessment RB for Mulberry Farms Public
Improvement District Series 2022 (NR/NR)
291,000 4.625
(d)
09/01/2032
289,256
City of Seagoville Texas Special Assessment RB, Series 2025
(NR/NR)
894,000 6.000
(d)
09/15/2054
915,779
City of Terrell Texas A Municipal Corporation of The State of
Texas Located In Kaufman County pecial Assessment RB,
Series 2025 (NR/NR)
225,000 6.000
(d)
09/15/2045
231,374
City of Uhland Special Assessment RB for Watermill Public
Improvement District Series 2022 (NR/NR)
250,000 6.625
(d)
09/01/2052
259,089
City of Waxahachie Special Assessment RB for North Grove Public
Improvement Area Project Series 2022 (NR/NR)
302,000 5.125
(d)
08/15/2032
313,610
City of Wharton, Texas Special Assessment  RB, Series 2025
(Wharton Public Improvement District No. 2 Phase #1 Project
and Phase #2 Project) (NR/NR)
100,000 5.750
(d)
09/15/2045
102,324
City ofAnna Texas A Municipal Corporation ofThe State ofTexas
Located In Collin County Special Assessment RB, Series 2025
(NR/NR)
875,000 5.875
(d)
09/15/2055
875,570
City ofPrinceton Texas A Municipal Corporation ofthe State
ofTexas Located In Collin County Special Assessment RB,
Series 2025 (NR/NR)
1,021,000 5.625
09/01/2055
1,022,217
Clifton Higher Education Finance Corporation Education Revenue
and Refunding Bonds Idea Public Schools, Series 2025
(PSF-GTD) (NR/AAA)
300,000 5.000
08/15/2040
327,991
Club Municipal Management District Special Assessment RB
Series 2021 (NR/NR)
50,000 3.250
(d)
09/01/2041
39,970
Conroe Local Government Corp. Conroe Convention Center Hotel
Series 2021 A (NR/B)
25,000 2.500
10/01/2031
22,685
County of Medina Woodlands Public Improvement District Special
Assessment for Improvement Area #1 Project Series 2021
(NR/NR)
100,000 4.500
(d)
09/01/2041
94,313
Crandall Economic Development Corp. Kaufman County Sales Tax
RB, Series 2025 (BAM) (NR/AA)
100,000 5.000
08/15/2045
101,820
Crosswinds at South Lake Special Improvement District Limited
Ad Valorem Tax and Subordinate Lien Sales and Use Tax
Bonds, Series 2024 (AGC) (Baa3/AA)
100,000 5.000
08/15/2047
100,979
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Denton County Texas Special Assessment RB Series 2025 Green
Meadows Public Improvement District Improvement Area #1
Project (NR/NR)
$ 100,000 4.500%
(d)
12/31/2035
$ 103,765
Denton County Texas Special Assessment RB Series 2025 Green
Meadows Public Improvement District Major Improvement
Area Project (NR/NR)
100,000 5.000
(d)
12/31/2035
103,764
Edinburg Economic Development Corp. Sales Tax RB Series 2019
(NR/NR)
100,000 5.000
(d)
08/15/2044
92,765
Edinburg Economic Development Corp. Sales Tax RB Series 2021
A (NR/NR)
75,000 3.125
08/15/2036
63,400
70,000 3.250
08/15/2041
53,562
Harris County Industrial Development Corporation Marine
Terminal Refunding RB Energy Transfer LP Project Series
2023 (Baa2/BBB)
500,000 4.050
(a)(b)
11/01/2050
514,500
Harris County Municipal Utility District No. 490 Unlimited Tax
Bonds Series 2025 (BAM) (NR/AA)
860,000 4.500
03/01/2046
831,445
Hays County Special Assessment RB for La Cima Public
Improvement District Neighborhood Improvement Project
Series 2022 (NR/NR)
283,000 4.875
(d)
09/15/2032
296,816
Houston Airport System RB Refunding for United Airlines, Inc.
Series 2020 B-2 (NR/NR)
150,000 5.000
07/15/2027
152,458
Kaufman County Fresh Water Supply District No. 1-D GO Bonds
Series 2021 (NR/NR)
320,000 2.250
09/01/2030
289,214
Longview Independent School District, A Political Subdivision of
The State of Texas Located In Gregg County Texas Unlimited
Tax School Building Bonds Series 2024 (PSF-GTD) (Aaa/NR)
295,000 4.000
02/15/2049
277,483
Matagorda County Navigation District Number One Pollution
Control Revenue Refunding Bonds for Central Power and
Light Company Project Series 1996 (Baa3/BBB+)
135,000 4.250
05/01/2030
140,569
Mission Economic Development Corp. Senior Lien RB for
Natgasoline Project Series 2018 (NR/BB-)
100,000 4.625
(d)
10/01/2031
100,014
Mitchell County Hospital District GO Bonds Series 2020 (NR/NR)
65,000 5.250
02/15/2030
65,741
Montgomery County Texas A Political Subdivision of the State of
Texas Special Assessment RB Series 2025 (NR/NR)
100,000 5.500
09/15/2054
98,788
New Hope Cultural Education Facilities Finance Corp Revenue &
Refunding Bonds Series 2021 (Ba2/BB+)
125,000 4.000
(d)
08/15/2036
115,741
New Hope Cultural Education Facilities Finance Corp. Education
RB Jubilee Academic Center 2024A and Taxable Education
RB 2024B (NR/BB+)
125,000 4.500
(d)
08/15/2044
111,976
New Hope Cultural Education Facilities Finance Corp. Senior
Living RB for Sanctuary LTC Project Series 2021A-1
(NR/NR)
325,000 5.500
01/01/2057
296,002

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
New Hope Cultural Education Facilities Finance Corp. Texas
Senior Living RB Series 2021A-1 (NR/NR)
$ 100,000 5.250%
01/01/2042
$ 97,849
North Parkway Municipal Management Contract RB for Legacy
Hills Public Improvement Project Series 2021 (NR/NR)
50,000 3.000
(d)
09/15/2026
49,721
300,000 3.625
(d)
09/15/2031
294,555
North Texas tollway Authority RB for First Tier Series 2008 D
(AGC) (Aa3/AA)
200,000 0.000
(e)
01/01/2037
135,999
North Texas Tollway Authority RB for Second Tier Series 2021 B
(A1/A+)
1,725,000 4.000
01/01/2040
1,699,761
Port Beaumont Navigation District RB for Jefferson 2020 Bond
Lessee & Borrower LLC Obligated Group Series 2021 A
(NR/NR)
100,000 1.875
(d)
01/01/2026
100,000
150,000 2.500
(d)
01/01/2030
140,427
Port Beaumont Navigation District RB for Jefferson 2020 Bond
Lessee & Borrower LLC Obligated Group Series 2021 A
(AMT) (NR/NR)
175,000 3.000
(d)
01/01/2050
117,359
Port of Beaumont Industrial Development Authority RB for
Jefferson 2020 Bond Lessee & Borrower LLC Obligated
Group Series 2021 B (NR/NR)
500,000 4.100
(d)
01/01/2028
455,340
Port of Beaumont Navigation District of Jefferson County Texas
Dock and Wharf Facility RB Series 2024A (NR/NR)
100,000 5.000
(d)
01/01/2039
98,628
Port of Beaumont Navigation District of Jefferson County Texas
Facility RB Series 2024B (NR/NR)
200,000 10.000
(d)
07/01/2026
200,779
South Manvel Development Authority Tax Increment Contract RB
Series 2023 (NR/NR)
50,000 4.500
04/01/2030
50,421
75,000 5.000
04/01/2038
76,882
Tarrant County Cultural Education Facilities Finance Corporation
Revenue Refunding Bonds Trinity Terrace Project Series 2024
(NR/NR)
100,000 5.000
10/01/2044
100,860
Tarrant County Hospital District LT Bonds Series 2023 (Aa1/NR)
125,000 4.250
08/15/2053
116,294
Texas Municipal Gas Acquisition and Supply Corp. II RB for
SOFR Index Rate Series 2012 C (A1/A)
(3M USD SOFR + 0.86%)
870,000 3.320
(c)
09/15/2027
870,782
Texas Municipal Gas Acquisition and Supply Corp. V Gas Supply
RB Series 2024 (A1/NR)
700,000 5.000
(a)(b)
01/01/2055
755,431
Town of Lakewood Village Special Assessment RB for Lakewood
Village Public Improvement District Project Series 2022
(NR/NR)
200,000 5.250
(d)
09/15/2042
203,540
Travis County Development Authority Contract Assessment RB for
Turner’s Crossing Public Improvement District Improvement
Area #1 Commercial Lot 98 and Improvement Area #2 Project
Series 2025 (NR/NR)
100,000 5.000
09/01/2044
99,910
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Upper Trinity Regional Water District (BAM) (NR/AA)
$ 420,000 5.250%
08/01/2042
$ 456,111
Upper Trinity Regional Water District Regional Treated Water
Supply System Revenue Refunding Bonds, Series 2025
(BAM) (NR/AA)
255,000 5.250
08/01/2041
280,184
450,000 5.250
08/01/2043
483,121
Uptown Development Authority Tax Allocation Refunding Bonds
for City of Houston Reinvestment Zone No. 16 Series 2021
(Baa2/NR)
100,000 3.000
09/01/2034
91,138
Viridian Municipal Management District Special Assessment
Bonds Series 2020 (NR/NR)
50,000 2.875
12/01/2030
46,532
Westside 211 Special Improvement District Limited Ad Valorem
Tax And Subordinate Lien Sales And Use Tax Road Bonds,
Series 2025 (BAM) (Baa3/AA)
400,000 5.000
08/15/2053
399,717
35,053,125
Utah - 0.8%
Black Desert Public Infrastructure District GO Bonds Series 2021
A (NR/NR)
500,000 3.500
(d)
03/01/2036
455,994
Black Desert Public Infrastructure District In Ivins City
Washington County Utah Special Assessment Bonds Series
2024 (NR/NR)
100,000 5.625
(d)
12/01/2053
100,787
Downtown Revitalization Public Infrastructure District Second
Lien Sales Tax RB Seg Redevelopment Project, Series 2025B
(AG) (A1/AA)
650,000 5.250
06/01/2043
705,903
Mida  Cormont Public Infrastructure District Limited Tax GO
Convertible Capital Appreciation Bonds Series 2025A-2
(NR/NR)
500,000 0.000
(d)(f)
06/01/2055
425,480
Mida Mountain Village Public Infrastructure District Subordinate
Tax Allocation RB Series 2024-2 (NR/NR)
500,000 5.750
(d)
06/15/2044
511,935
Utah Charter School Finance Authority Charter School RB Series
2022A (NR/BB+)
250,000 5.750
(d)
06/15/2052
240,044
Utah Charter School Finance Authority Charter School Revenue
Refunding Bonds Series 2022A (NR/BB)
100,000 4.000
(d)
07/15/2037
87,874
Utah Charter School Finance Authority RB for Bridge Elementary
Project Series 2021A (NR/NR)
145,000 4.000
(d)
06/15/2041
120,480
2,648,497
Vermont - 0.1%
Vermont Economic Development Authority Solid Waste Disposal
RB for Casella Waste System Project Series 2022 (B1/B+)
150,000 5.000
(a)(b)(d)
06/01/2052
151,341
Vermont Educational and Health Buildings Financing Agency RB
Saint Michael’s College Project, Series 2023 (NR/BBB-)
175,000 5.500
(d)
10/01/2043
157,950
309,291

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Virgin Islands - 0.2%
Matching Fund Special Purpose Securitization Corp. Matching
Fund Securitization Bonds Series 2022A (NR/NR)
$ 250,000 5.000%
10/01/2039
$ 259,717
Virgin Islands Transportation & Infrastructure Corporation Grant
Anticipation RB Federal Highway Grant Anticipation Revenue
Loan Note, Series 2025 (NR/A)
275,000 5.000
09/01/2043
295,588
555,305
Virginia - 0.7%
City of Virginia Beach Development
Authority Residential Care Facility RB
195,000 7.000
09/01/2053
214,007
Economic Development Authority of The City of Salem Virginia
Educational Facilities RB Roanoke College Series 2025
(NR/BBB+)
100,000 5.500
04/01/2045
102,354
Norfolk Redevelopment and Housing Authority Multifamily
Housing RB Braywood Manor Apartments, Series 2023
(HUD SECT 8) (Aa1/NR)
120,000 5.000
(a)(b)
05/01/2043
120,739
Tobacco Settlement Corp VA Asset Backed Bonds 2007B-1
(B3/B-)
255,000 5.000
06/01/2047
212,235
Tobacco Settlement Financing Corp. RB for Capital Appreciation
Subseries 2007 C (NR/CCC-)
305,000 0.000
(e)
06/01/2047
77,200
Virginia Beach Development Authority Residential Care
Facility Tax Exempt Mandatory Paydown Securities RB for
Westminster-Canterbury On Chesapeake Bay Series 2023B-3
(NR/NR)
200,000 5.375
09/01/2029
202,287
Virginia College Building Authority Educational Facilities RB
Regent University Project, Series 2025 (NR/BBB)
100,000 6.000
06/01/2050
106,140
Virginia Housing Development Authority RB Series 2019 E
(Aa1/AA+)
250,000 3.100
12/01/2045
202,198
Virginia Small Business Financing Authority Refunding RB
Hampton University Series 2025 (NR/A-)
165,000 5.000
10/01/2036
182,461
175,000 5.000
10/01/2037
192,882
Virginia Small Business Financing Authority Senior Lien Revenue
Refunding Bonds Series 2022 (Baa1/NR)
125,000 5.000
12/31/2052
124,668
Virginia Small Business Financing Authority Senior Lien Revenue
Refunding Bonds Series 2022 (AMT) (NR/BBB)
500,000 4.000
01/01/2048
436,804
Virginia Small Business Financing Authority Tax Exempt Senior
Lien Private Activity RB Series 2017 (Baa3/NR)
50,000 5.000
12/31/2052
47,879
2,221,854
Washington - 1.0%
Port of Seattle Intermediate Lien RB Series 2017C (Aa3/AA-)
215,000 5.000
05/01/2042
216,731
Port of Seattle Intermediate Lien RB Series 2019 (Aa3/AA-)
225,000 5.000
04/01/2039
232,514
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Washington – (continued)
Public Hospital District No. 2 Quincy Valley Medical Center UT
GO Bonds 2024 (Baa1/NR)
$ 100,000 5.500%
12/01/2044
$ 104,322
Spokane County Washington Airport RB Series 2024B
(AMT) (A2/A)
210,000 5.250
01/01/2041
225,097
Washington Health Care Facilities Authority RB Refunding for
CommonSpirit Health Obligated Group Series 2019 A-1
(A3/A-)
340,000 5.000
08/01/2038
353,624
Washington State Convention Center Public Facilities District RB
Series 2018 (A3/BBB+)
950,000 5.000
07/01/2048
952,279
Washington State Housing Finance Commission Nonprofit
Housing Revenue and Refunding RB Josephine Caring
Community Project Series 2025B1 (Tax-Exempt) (NR/NR)
350,000 4.200
(d)
07/01/2030
349,152
475,000 4.500
(d)
07/01/2031
475,094
Washington State Housing Finance Commission Nonprofit RB
Refunding Series 2023 (NR/BBB)
100,000 5.625
(d)
07/01/2038
108,857
3,017,670
West Virginia - 0.6%
Monongalia County Commission Excise Tax District RB
Refunding Series 2021 A (NR/NR)
95,000 4.125
(d)
06/01/2043
84,373
The County Commission ofOhio County, West Virginia Special
District Excise Tax Revenue Refunding and Improvement
Bonds, Series 2025 A (AG) (NR/AA)
250,000 5.500
06/01/2054
265,101
West Virginia Economic Development Authority RB
Refunding for Appalachian Power Company Series 2015A
(Baa1/BBB+) (PUTABLE)
380,000 3.375
(a)(b)
03/01/2040
384,227
West Virginia Hospital Finance Authority Hospital Refunding and
Improvement RB for Vandalia Health Group Series 2023B
(AGM) (A1/AA)
145,000 5.125
09/01/2042
154,749
West Virginia Hospital Finance Authority Hospital Refunding
and Improvement RB Vandalia Health Group Series 2023B
(AGM) (A1/AA)
150,000 5.500
09/01/2048
160,414
West Virginia Hospital Finance Authority RB Refunding for
Cabell Huntington Hospital Obligated Group Series 2018 A
(Ba1/BBB)
1,000,000 5.000
01/01/2043
936,054
1,984,918
Wisconsin - 2.2%
Public Finance Authority Charter School RB for Coral Academy of
Science Reno Series 2022A (NR/NR)
100,000 5.875
(d)
06/01/2052
95,883
Public Finance Authority Charter School RB for Founders
Academy of Las Vegas Series 2023A (NR/BB-)
25,000 6.375
(d)
07/01/2043
26,043
Public Finance Authority Charter School RB Series 2021A
(Ba2/NR)
510,000 5.000
(d)
06/15/2041
487,475

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority Charter School Revenue and Refunding
Bonds North East Carolina Preparatory School Project Series
2024A (Baa3/NR)
$ 100,000 5.000%
06/15/2044
$ 99,663
Public Finance Authority Education RB for Clove Garden School
Series 2022 (NR/NR)
360,000 5.000
(d)
06/15/2032
365,886
Public Finance Authority Education RB Mater Academy of Nevada
- East Las Vegas Campus Project Series 2024A (NR/BB)
100,000 5.000
(d)
12/15/2039
101,023
100,000 5.000
(d)
12/15/2044
95,476
Public Finance Authority Education RB Mater Academy of Nevada
Cactus Park Campus Project Series 2025A (NR/BB)
65,000 6.000
(d)
12/15/2045
67,273
Public Finance Authority Education RB Pinecrest Academy
ofNevada—Pinecrest Academy Springs Campus Project Series
2025A (NR/BB+)
150,000 4.000
(d)
07/15/2033
149,704
Public Finance Authority Education RB Series 2022 (NR/NR)
200,000 5.000
(d)
01/01/2042
182,788
Public Finance Authority Education Revenue Refunding Bonds for
Pinecrest Academy of Nevada—Sloan Canyon Campus Project
Series 2024A (NR/BB+)
100,000 4.500
(d)
07/15/2049
88,037
Public Finance Authority Exempt Facilities RB Refunding for
Celanese Project Series 2016 C (Ba2/BB)
220,000 4.300
11/01/2030
219,907
Public Finance Authority Limited Obligation Grant RB
625,000 6.750
(d)
08/01/2031
481,250
Public Finance Authority RB for Charter Day School Obligated
Group Series 2020 A (Ba2/NR)
50,000 5.000
(d)
12/01/2045
45,819
Public Finance Authority RB for High Desert Montessori Charter
School Series 2021 A (NR/NR)
100,000 5.000
(d)
06/01/2061
73,324
Public Finance Authority RB for Masonic & Eastern Star Home of
NC, Inc. Obligated Group Series 2020 A (NR/NR)
75,000 4.000
(d)
03/01/2030
73,805
Public Finance Authority RB for Noorda College of Osteopathic
Medicine LLC Series 2021 A (Ba2/NR)
250,000 5.625
(d)
06/01/2050
248,176
Public Finance Authority RB for Noorda College of Osteopathic
Medicine LLC Series 2021 B (Ba2/NR)
290,000 6.500
(d)
06/01/2045
259,291
Public Finance Authority RB for Prime Healthcare Foundation, Inc.
Series 2018 A (NR/NR)
100,000 5.350
12/01/2045
100,978
Public Finance Authority RB for Rider University A New Jersey
Non-Profit Corp. Series 2021 B (NR/BB-)
100,000 6.000
(d)
07/01/2031
93,872
Public Finance Authority RB Kahala Nui Project Series 2025
(NR/BBB-)
400,000 5.500
(d)
06/01/2040
418,820
Public Finance Authority RB Kahala Nui Project Series 2025
(NR/NR)
200,000 5.250
11/15/2055
201,732
Public Finance Authority RB Refunding for Coral Academy of
Science Reno Series 2019 A (NR/NR)
115,000 5.000
(d)
06/01/2039
109,758
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority RB Refunding for Rider University A
New Jersey Non-Profit Corp. Series 2021 A (NR/BB-)
$ 150,000 4.500%
(d)
07/01/2048
$ 105,463
Public Finance Authority RB Refunding for UMA Education, Inc.
Project Series 2019 B (NR/BB+)
25,000 6.125
(d)
10/01/2049
21,641
Public Finance Authority RB Viticus Group Project Series 2025A
(NR/NR)
100,000 6.250
(d)
12/01/2045
101,584
Public Finance Authority Senior Lien Toll RB, Series 2025 Georgia
Sr 400 Express Lanes Project (Baa3/NR)
500,000 6.500
12/31/2065
547,150
Public Finance Authority Student Housing RB KSU Bixby Real
Estate Foundation Llc Project Senior Series 2025A (Baa1/NR)
100,000 5.250
06/15/2050
102,265
Public Finance Authority Student Housing RB Series 2021A-1
(Ba1/NR)
50,000 4.000
(d)
07/01/2041
42,619
150,000 4.000
(d)
07/01/2051
111,454
Public Finance Authority Tax Increment Revenue Senior Bonds for
Miami Worldcenter Project Series 2024A (NR/NR)
525,000 5.000
(d)
06/01/2041
533,469
Public Finance Authority, Wisconsin Special Revenue Bonds
Signorelli Projects Municipal Utility Districts Montgomery
and Waller Counties, Texas Series 2024 (NR/NR)
100,000 5.375
(d)
12/15/2032
99,937
Public Finance Authority, Wisconsin Texas Infrastructure Program,
Tax-Exempt Revenue Anticipation, Capital Appreciation
Bonds (Willow Springs Project) Series 2025 (NR/NR)
500,000 0.000
(d)(e)
12/15/2039
194,712
Wisconsin Health & Educational Facilities Authority RB Series
2021 for Hope Christian Schools (NR/NR)
30,000 3.000
12/01/2031
26,095
75,000 4.000
12/01/2041
57,692
Wisconsin Health and Educational Facilities Authority RB for
Forensic Science and Protective Medicine Collaboration, Inc.
Project Series 2024 (Baa2/NR)
370,000 5.000
(d)
08/01/2027
373,094
Wisconsin Health and Educational Facilities Authority RB Series
2024A (BAM) (NR/AA)
250,000 4.500
02/15/2054
243,410
Wisconsin Health and Educational Facilities
Authority Senior Living  RB, Series 2025
(Chiara Housing and Services, Inc. Project) (NR/NR)
100,000 6.375
07/01/2045
104,526
Wisconsin Public Finance Authority Hotel RB for Grand Hyatt San
Antonion Hotel Acquisition Project Senior Lien Series 2022A
(NR/BBB-)
300,000 5.000
02/01/2042
306,972
7,058,066
TOTAL MUNICIPAL BONDS
(Cost $313,386,596)
308,715,531
Corporate Bonds - 0.4%
Real Estate - 0.4%
Benloch Ranch Improvement Association No. 1 Series 2020
46,365 9.750%
(d)
12/01/39 36,132
Benloch Ranch Improvement Association No. 1 Series 2021
46,377 9.750
(d)
12/01/39 36,140

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Corporate Bonds – (continued)
Benloch Ranch Improvement Association No. 2
$ 700,000 10.000%
(d)(j)
12/01/51 $ 528,388
Brixton Park Improvement Association No. 1 Series
591,828 6.875
(d)(j)
12/01/51 519,442
1,120,102
Revenue - 0.0%
Toledo Hospital (The)
75,000 5.325% 11/15/28 76,046
TOTAL CORPORATE BONDS
(Cost $1,424,492)
1,196,148
Shares
Dividend
    Rate Value
a
Investment Company - 0.7%
(i)
Goldman Sachs Financial Square Treasury Instruments Fund -
Institutional Shares
2,204,477 3.616% 2,204,477
(Cost $2,204,477)
a
TOTAL INVESTMENTS - 98.2%
(Cost $317,015,565)
$ 312,116,156
OTHER ASSETS IN EXCESS
OF LIABILITIES - 1.8%
5,657,065
NET ASSETS - 100.0%
$ 317,773,221
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Security is currently in default and/or non-income producing.
(a) Variable Rate Demand Instruments – rate shown is that
which is in effect on December 31, 2025. Certain variable
rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
(b) Security with “Put” features and resetting interest rates.
Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on December 31, 2025.
(c) Variable or floating rate security. Except for floating rate notes
(for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2025.
(d) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(e) Issued with a zero coupon. Income is recognized through the accretion of discount.
(f) Zero coupon bond until next reset date.
(g) Pre-refunded security. Maturity date disclosed is pre-refunding date.
(h) Contingent value instrument that only pays out if a portion of the territory’s Sales and Use Tax outperforms the projections in the Oversight Board’s Certified Fiscal Plan.
(i) Represents an affiliated issuer.
(j) Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
Security ratings disclosed, if any, are issued by either Standard &
Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of
Additional Information.
Investment Abbreviations:
ABS - Asset-Backed Security
AGC - Insured by Assured Guaranty Corp.
AGM - Insured by Assured Guaranty Municipal Corp.
AGM-CR - Insured by Assured Guaranty Municipal Corp. Insured
Custodial receipts
AMBAC - Insured by American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax (subject to)
BAM - Build America Mutual Assurance Co.
CCRC - Congregate Care Retirement Center
CFD - Community Facilities District
COPS - Certificates of Participation
FHLMC - Insured  by Federal Home Loan Mortgage Corp.
FNMA - Insured by Federal National Mortgage Association
GNMA - Insured by Government National Mortgage
Association
GO - General Obligation
HUD SECT 8 - Hud Section 8
IDA - Industrial Development Agency
LP - Limited Partnership
LT - Limited Tax
MTA - Metropolitan Transportation Authority
MUN GOVT
GTD
-
Municipal Government Guaranteed NATL
NATL - National Public Finance Guarantee Corp.
NR - Not Rated
PSF-GTD - Guaranteed by Permanent School Fund
RB - Revenue Bond
RR - Revenue Refunding
SD CRED
PROG
-
School District Credit Program
SOFR - Secured Overnight Financing Rate
ST AID
WITHHLDG
-
State Aid Withholding
ST
INTERCEPT
-
State Aid Intercept
UPMC - University of Pittsburgh Medical Center
USD - United States Dollar
UT - Unlimited Tax

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Additional Investment Information
**End swaps header**
FUTURES CONTRACTS
— At December 31, 2025, the Portfolio had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
U.S. Treasury Ultra Bond 32 03/20/26 $ 3,758,000 $ (82,579)

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds - 98.2%
Alabama - 2.3%
Alabama Federal Aid Highway Finance Authority Special
Obligation RB Series 2016A (NR/NR)
$ 10,000,000 5.000%
(a)
09/01/2026
$ 10,161,679
Alabama Federal Aid Highway Finance Authority Special
Obligation RB Series 2025B (Aa2/AAA)
5,000,000 5.000
09/01/2030
5,565,104
Alabama Housing Finance Authority Multifamily Housing RB for
Cooper Green Homes Project Series 2024 C (Aa1/NR)
1,000,000 5.000
(b)(c)
02/01/2029
1,039,678
Alabama Housing Finance Authority Multi-Family Housing RB
Providence Park Apartments Project 2025 Series E (Aa1/NR)
1,200,000 3.150
(b)(c)
07/01/2029
1,201,406
Alabama Housing Finance Authority Multifamily Housing RB The
Grove at South Jefferson 2025 Series D (Aa1/NR)
2,400,000 3.200
(b)(c)
07/01/2029
2,404,646
Black Belt Energy Gas District Gas Supply RB Series 2022
(Aa1/NR)
17,060,000 4.000
(b)(c)
07/01/2052
17,200,525
Chatom Industrial Development Board Gulf Opportunity Zone
Refunding Bonds for Powersouth Energy Cooperative Projects
Series 2020 (AGM) (A1/AA)
550,000 5.000
08/01/2027
567,960
485,000 5.000
08/01/2028
509,061
485,000 5.000
08/01/2029
517,355
425,000 5.000
08/01/2030
460,722
Health Care Authority for Baptist Health Series 2023 (A3/BBB+)
1,430,000 5.000
11/15/2026
1,453,880
1,480,000 5.000
11/15/2027
1,528,323
2,750,000 5.000
11/15/2028
2,885,155
1,335,000 5.000
11/15/2029
1,421,465
Houston County Healthcare Authority Hospital RB for Southeast
Alabama Medical Center Series 2016-A (NR/BBB+)
2,500,000 5.000
10/01/2030
2,506,469
Jefferson County Sewer Revenue Warrants Series 2024
(Baa1/BBB+)
1,250,000 5.000
10/01/2026
1,268,809
1,000,000 5.000
10/01/2027
1,035,149
1,000,000 5.000
10/01/2028
1,055,254
Southeast Energy Authority A Cooperative District Energy Supply
RB, Series 2025E (Aa3/NR)
30,000,000 5.000
10/01/2030
32,230,344
Southeast Energy Authority Commodity Supply RB for Project No.
6 Series 2023B (Aa1/NR)
8,590,000 5.000
(b)(c)
01/01/2054
9,082,861
The Black Belt Energy Gas District Gas Supply RB, Series 2023B
(Aa1/NR)
3,285,000 5.250
(b)(c)
12/01/2053
3,538,300
The Industrial Board of the Town of West Jefferson Pollution
Control Revenue Refunding Bonds for Alabama Power
Company Project Series 1998 (A1/A)
6,230,000 3.650
(b)
06/01/2028
6,315,886
The Industrial Development Board of The City of Mobile Alabama
Pollution Control RB Alabama Power Company Barry Plant
Project, Series 2007-A (A1/A) (PUTABLE)
4,500,000 3.375
(b)(c)
06/01/2034
4,552,111
The Industrial Development Board of the City of Mobile Pollution
Control RB for Alabama Power Company Barry Plant Project
Series 2007-C (A1/A) (PUTABLE)
2,530,000 3.780
(b)(c)
06/01/2034
2,535,226
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Alabama – (continued)
The Industrial Development Board of The City of Selma Gulf
Opportunity Zone Revenue Refunding Bonds International
Paper Company Project Series 2019A (NR/BBB) (PUTABLE)
$ 3,485,000 3.450%
(b)(c)
11/01/2033
$ 3,496,086
Water Works Board of The City of Birmingham Revenue
Anticipation Bond Series 2024 (NR/NR)
4,575,000 3.750
(d)
09/01/2026
4,574,982
119,108,436
Alaska - 0.3%
Alaska Municipal Bond Bank GO Refunding Bonds 2016 Series 4
(AMT) (NR/AA-)
1,755,000 5.000
12/01/2030
1,781,077
1,960,000 5.000
12/01/2032
1,986,115
Matanuska-Susitna Borough State of Alaska Lease Revenue
Refunding Bonds Series 2025B (Aa3/AA-)
2,190,000 5.000
09/01/2027
2,274,462
North Slope Borough General Purpose GO Bonds Series 2023A
(NR/AA)
800,000 5.000
06/30/2026
809,179
2,000,000 5.000
06/30/2027
2,069,527
North Slope Borough GO Bonds Series 2022A (NR/AA)
4,700,000 5.000
06/30/2027
4,863,389
State of Alaska GO Refunding Bonds Series 2025A (Aa2/AA)
1,420,000 5.000
08/01/2027
1,475,360
2,130,000 5.000
08/01/2028
2,264,531
17,523,640
Arizona - 3.8%
Arizona Board of Regents Acting on Behalf and For the Use and
Benefit of Northern Arizona University Refunding Certificates
of Participation Northern Arizona University Projects Series
2024 (AGM) (A1/AA)
1,400,000 5.000
09/01/2026
1,423,157
825,000 5.000
09/01/2027
856,804
Arizona Health Facilities Authority Hospital RB for Banner Health
Series 2007 B (NR/AA-)
(S&P 7 Day Municipal Intermediate Grade Rate + 0.81%)
82,345,000 4.080
(c)(e)
01/01/2037
81,358,993
Arizona IDA Multifamily Housing RB for Unity At West Glendale
Project Series 2024 (Aa1/NR)
695,000 5.000
(b)(c)
03/01/2045
699,604
Arizona Industrial Development Authority Multifamily Housing
Bonds Ironwood Ranch Apartments Project Series 2024
(Aa1/NR)
3,750,000 5.000
(b)(c)
02/01/2058
3,794,605
Arizona Industrial Development Authority Multifamily Housing
Bonds The Ranches At Gunsmoke Project Series 2024
(Aa1/NR)
10,000,000 5.000
(b)(c)
03/01/2058
10,161,811
Arizona Industrial Development Authority Senior Living
RB  Second Tier Series 2025 A2 (NR/NR)
584,820 5.125
01/01/2059
443,331
Arizona Transportation Board Highway Revenue and Revenue
Refunding Bonds Series 2023 (Aa1/AA+)
3,800,000 5.000
07/01/2027
3,943,147
City of Chandler IDA Industrial Development RB for Intel Corp.
Project Series 2022 (Baa2/BBB)
10,125,000 5.000
(b)(c)
09/01/2042
10,315,960

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Arizona – (continued)
City of Chandler IDA RB for Intel Corp. Project Series 2022-2
(Baa2/BBB)
$ 41,135,000 5.000%
(b)(c)
09/01/2052
$ 41,918,379
City of Phoenix Civic Improvement Corporation RB Civic Plaza
Expansion  Series 2005 B (BHAC-CR FGIC) (Aa1/AA+)
7,490,000 5.500
07/01/2034
9,009,443
Coconino County Pollution Control Refunding RB for Nevada
Power Company Projects Pollution Control Corp. Series
2017A (A2/A) (PUTABLE)
1,775,000 4.125
(b)(c)
09/01/2032
1,777,891
Equitable Senior National Charter School Revolving Loan Fund
RB for Arizona IDA Series 2023A Social Bonds (NR/A)
10,000,000 5.000
11/01/2028
10,446,005
Maricopa County Arizona Pollution Control Corp. Pollution
Control Revenue Refunding Bonds Public Service
Company of New Mexico Palo Verde Project 2003 Series A
(NON-AMT) (Baa2/BBB) (PUTABLE)
1,700,000 3.875
(b)(c)
01/01/2038
1,727,796
Maricopa County Pollution Control Corp. RB Refunding
for Public Service Co. of New Mexico Series 2010 A
(Baa2/BBB) (PUTABLE)
3,750,000 0.875
(b)(c)
06/01/2043
3,670,062
Maricopa County Pollution Control Corp. RB Refunding
for Public Service Co. of New Mexico Series 2010 B
(Baa2/BBB) (PUTABLE)
1,790,000 0.875
(b)(c)
06/01/2043
1,751,843
Osborn Elementary School District No. 8 of Maricopa County
Arizona School Improvement Bonds Project of 2023 Series A
(2024) (BAM) (NR/AA)
1,000,000 5.000
07/01/2026
1,012,882
Pima County Sewer System Revenue Refunding Obligations Series
2022 (NR/AA)
1,905,000 5.000
07/01/2026
1,927,645
2,000,000 5.000
07/01/2027
2,071,748
Salt River Project Agricultural Improvement and Power District
Arizona Electric System RB 2017 Series A (Aa1/AA+)
1,000,000 5.000
01/01/2037
1,038,079
The Industrial Development Authority of The County of Maricopa
Education Refunding RB for Legacy Traditional Schools
Projects Series 2024 (NR/BBB-)
2,865,000 4.000
07/01/2034
2,840,628
The Industrial Development Authority of The County of Maricopa
RB Banner Health, Series 2023A (NR/AA-)
3,410,000 5.000
(b)(c)
01/01/2053
3,431,696
Tucson Unified School District No. 1 of Pima County Arizona
School Improvement Bonds Project of 2023 Series A
(2024) (AGM) (Aa3/AA)
415,000 5.000
07/01/2026
419,954
196,041,463
Arkansas - 0.0%
Conway Health Facilities Board RB Refunding for Conway
Regional Medical Center, Inc. Series 2019 (NR/BBB+)
550,000 5.000
08/01/2026
555,367
a a
California - 8.8%
Alameda Corridor Transportation Authority Convertible Capital
Appreciation RB Senior Lien 1999 A (NATL) (A3/A-)
10,000,000 0.000
(f)
10/01/2034
7,507,113
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
Anaheim Community Facilities District No. 08-1 Special Tax
Refunding Bonds for Platinum Triangle Series 2016 (NR/NR)
$ 370,000 4.000%
09/01/2026
$ 372,041
415,000 4.000
09/01/2027
417,160
410,000 4.000
09/01/2028
411,974
345,000 4.000
09/01/2029
346,520
Bay Area Toll Authority RB Refunding for San Francisco Bay Area
Series 2021 C (Aa3/AA)
(SIFMA Municipal Swap Index Yield + 0.45%)
7,000,000 3.770
(c)(e)
04/01/2056
6,990,365
Bay Area Toll Authority Toll Bridge Authority RB for San
Francisco Bay Area Series 2001 A (NR/AA)
(SIFMA Municipal Swap Index Yield + 1.25%)
15,000,000 4.570
(c)(e)
04/01/2036
15,027,624
Beaumont Community Facilities District No. 2016-2 Special Tax
Series 2019 (NR/NR)
230,000 4.000
09/01/2026
231,389
235,000 4.000
09/01/2027
238,335
255,000 4.000
09/01/2029
258,279
California Community Choice Financing Authority Clean Energy
Project RB Fixed Rate Green Bonds Series 2023E-1 (A1/NR)
6,140,000 5.000
(b)(c)
02/01/2054
6,532,709
California Community Choice Financing Authority Clean Energy
Project RB Series 2022A (A1/NR)
13,010,000 4.000
(b)(c)
05/01/2053
13,219,804
California Community Choice Financing Authority Clean Energy
Project RB Series 2024E (Green Bonds) (A1/NR)
27,500,000 5.000
(b)(c)
02/01/2055
29,504,965
California Health Facilities Financing Authority Providence St.
Joseph Health RB, Series 2025C (NR/A)
5,000,000 5.000
(b)(c)
10/01/2050
5,380,588
California Health Facilities Financing Authority RB Adventist
Health System West Series 2024A (NR/BBB+)
23,400,000 5.000
12/01/2028
24,688,030
California Health Facilities Financing Authority RB Adventist
Health System/West Series 2024A (NR/BBB+)
3,125,000 5.000
12/01/2036
3,458,942
California Health Facilities Financing Authority RB Adventist
Health System/West Series 2025A (NR/BBB+)
11,500,000 5.000
12/01/2032
12,767,010
California Housing Finance Agency Limited Obligation
Multifamily Housing Issue V RB 2023 (Aa1/NR)
1,043,000 5.000
(b)(c)
05/01/2054
1,055,593
California Housing Finance Agency Limited Obligation
Multifamily Housing RB Sutter Street 2025 Issue D (Aa1/NR)
1,200,000 2.750
(b)(c)
11/01/2029
1,192,780
California Infrastructure & Economic Development Bank RB for
California Academy of Sciences Series 2024A (A2/NR)
6,160,000 3.250
08/01/2029
6,211,474
California Infrastructure & Economic Development Bank RB
Refunding for Museum Associates Series 2021 A (A3/NR)
20,000,000 1.200
(b)(c)
12/01/2050
18,628,908
California Infrastructure & Economic Development Bank RB
Refunding for Museum Associates Series 2021 B (A3/NR)
(SIFMA Municipal Swap Index Yield + 0.70%)
5,000,000 4.020
(c)(e)
12/01/2050
4,992,704

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California Infrastructure and Economic Development Bank
RB Brightline West Passenger Rail Project, Series 2025C
(Aa1/NR)
$ 15,000,000 3.500%
(b)(c)(d)
01/01/2065
$ 15,000,071
California Municipal Finance Authority Insured Revenue
and Refunding Bonds Aldersly Project, Series
2023B-2 Tax Exempt Mandatory Paydown Securities
(CA MTG INS) (NR/AA-)
575,000 3.750
11/15/2028
575,135
California Municipal Finance Authority Multifamily Housing RB
Oaks on Balboa, Series 2025 A-1 (Aa1/NR)
2,700,000 3.150
(b)(c)
08/01/2059
2,705,321
California Municipal Finance Authority Multifamily Housing RB
Palmdale Family Apartments 2025 Series A-1 (Aa1/NR)
16,500,000 2.950
(b)(c)
01/01/2056
16,500,292
California Municipal Finance Authority RB Refunding for
California Lutheran University Series 2018 (Baa2/NR)
300,000 5.000
10/01/2026
303,801
California Municipal Finance Authority RB Refunding for PRS-
California Obligated Group Projects Series 2024A Tax-Exempt
(NR/NR)
450,000 5.000
04/01/2026
451,887
370,000 5.000
04/01/2027
378,013
310,000 5.000
04/01/2028
321,880
250,000 5.000
04/01/2029
263,761
200,000 5.000
04/01/2030
214,211
210,000 5.000
04/01/2031
227,556
310,000 5.000
04/01/2032
339,262
California Municipal Finance Authority Senior Lien RB for LAX
Integrated Express Solutions LLC Project Series 2018 A
(AMT) (NR/NR)
1,000,000 5.000
06/30/2026
1,007,386
California Municipal Finance Authority Senior Lien RB for Linxs
APM Project Series 2018A (NR/NR)
4,265,000 5.000
06/30/2028
4,407,487
3,235,000 5.000
12/31/2028
3,343,827
California Municipal Finance Authority Solid Waste Disposal RB
Waste Management, Inc. Project Series 2024B (NR/A-/A-2)
1,450,000 3.375
(b)(c)
09/01/2050
1,441,795
California Pollution Control Financing Authority RB for
American Water Capital Corp. Project Series 2020
(NON-AMT) (Baa1/A) (PUTABLE)
1,150,000 3.700
(b)(c)
08/01/2040
1,171,564
California Pollution Control Financing Authority Solid Waste
Disposal Refunding RB for Waste Management Project Series
2015A-3 (NR/A-/A-2)
1,500,000 4.300
07/01/2040
1,500,910
California Pollution Control Financing Authority Water Furnishing
RB for Poseidon Resources Desalination Project Series 2012
(Baa3/NR)
1,500,000 5.000
(d)
07/01/2037
1,504,866
California Pollution Control Financing Authority Water Furnishing
RB for Poseidon Resources Desalination Project Series 2023
(Baa3/NR)
2,700,000 5.000
(d)
07/01/2026
2,716,848
495,000 5.000
(d)
07/01/2028
512,069
4,610,000 5.000
(d)
07/01/2029
4,832,339
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California Pollution Control Financing Authority Water Furnishing
RB for Poseidon Resources LP Desalination Project Series
2012 (AMT) (Baa3/NR)
$ 4,010,000 5.000%
(d)
11/21/2045
$ 4,011,634
California Pollution Control Financing Authority Water Furnishing
RBPoseidon Resources Channelside LP Desalination Project,
Series 2023 (AMT) (Baa3/NR)
4,170,000 5.000
(d)
07/01/2027
4,253,683
California Public Finance Authority RB for Henry Mayo Newhall
Hospital Series 2021A (NR/BBB-)
400,000 4.000
10/15/2027
404,736
California School Finance Authority School Facility RB Value
Schools Series 2020A (NR/BBB-)
250,000 3.250
(d)
07/01/2030
244,875
California Stare Var Purpose Go Bds (Aa2/AA-)
1,100,000 5.000
10/01/2035
1,105,343
California State University RB Refunding Series 2016 B-2
(Aa2/AA-)
12,100,000 0.550
(b)(c)
11/01/2049
11,857,039
California Statewide Communities Development Authority
Community Facilities District No. 2007-01 Special Tax
Refunding for Orinda Wilder Project Series 2015 (NR/NR)
670,000 5.000
09/01/2030
670,916
California Statewide Communities Development Authority
Multifamily Housing RB Vintage At Folsom 2024 Series E-2
(Aa1/NR)
675,000 5.000
(b)(c)
10/01/2028
699,021
California Statewide Communities Development Authority RB
John Muir Health Series 2024A (NR/A)
450,000 5.000
12/01/2027
471,734
California Statewide Community Development Authority
Pollution Control Refunding RB 2006 Series B
(NON-AMT) (A2/BBB+)
8,500,000 1.450
04/01/2028
8,121,771
Chino Public Financing Authority Tax Exempt RB Series 2019 A
(NR/NR)
245,000 4.000
09/01/2027
247,405
City and County of San Francisco Multifamily Housing RB
Sunnydale Hope SF Block 9 Series 2025B-2 (Aa1/NR)
6,775,000 3.350
(b)(c)
08/01/2029
6,848,556
City of Chino Community Facilities Improvement Area Special Tax
Bonds Series 2022 (NR/NR)
1,285,000 5.000
09/01/2030
1,384,312
City of Chino Public Financing Authority Local Agency Refunding
Bonds Series 2019A (NR/NR)
230,000 4.000
09/01/2026
231,027
City of Laguna Beach Underground Utility Assessment District No.
2014-2 Woods Cove Limited Obligation Improvement Bonds
(NR/NR)
410,000 5.000
09/02/2027
425,010
220,000 5.000
09/02/2028
232,139
230,000 5.000
09/02/2029
245,618
240,000 5.000
09/02/2030
259,857
1,095,000 5.000
09/02/2034
1,211,552
City of Long Beach Marina Revenue Refunding Bonds Series 2025
(NR/A)
1,140,000 5.000
05/15/2026
1,149,739

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
City of Long Beach Marina Revenue Refunding Bonds, Series
2025 (NR/A)
$ 1,260,000 5.000%
05/15/2027
$ 1,300,205
1,425,000 5.000
05/15/2028
1,502,575
1,000,000 5.000
05/15/2029
1,075,711
1,005,000 5.000
05/15/2030
1,100,032
City of Los Angeles Department of Airports International Airport
Series RB 2022 Series G (Aa2/AA)
750,000 5.000
05/15/2026
756,349
City of Los Angeles Department of Airports International Airport
Series RB 2022 Series G (AMT) (Aa2/AA)
3,150,000 5.000
05/15/2028
3,305,467
City of Los Angeles Department of Airports International Airport
Subordinate RB 2016 Series B (Aa3/AA-)
1,000,000 5.000
05/15/2029
1,007,155
City of Los Angeles Department of Airports International Airport
Subordinate RB 2018 Series C (Aa3/AA-)
5,060,000 5.000
05/15/2030
5,245,567
City of Ontario CA Community Facilities District No. 43 Special
Tax Bonds Series 2020 (NR/NR)
305,000 4.000
09/01/2028
311,051
330,000 4.000
09/01/2030
340,448
City of Sacramento Natomas Meadows Community Facilities
District No. 2007-01 Special Tax Bonds for Improvement Area
No. 1 Series 2017 (NR/NR)
280,000 5.000
(d)
09/01/2032
285,249
City of San Francisco Infrastructure and Revitalization Financing
District Tax Increment RB Series 2022A (NR/NR)
100,000 5.000
(d)
09/01/2027
103,110
City of San José Multifamily Housing RB for Parkmoor Series
2023F-2 (Cash Collateralized) (HUD SECT 8) (Aa1/NR)
1,450,000 5.000
(b)(c)
06/01/2027
1,461,741
Community Facilities District No. 2003-3 of The City of Chino
Improvement Area No. 10 2024 Special Tax Bonds (NR/NR)
285,000 4.000
09/01/2029
290,516
County of Sacramento Airport System Senior RB Series 2025A
(AMT) (A2/A+)
655,000 5.000
07/01/2030
712,069
700,000 5.000
07/01/2031
770,526
1,000,000 5.000
07/01/2032
1,113,557
County of Sacramento Airport System Subordinate RB Series
2025D (AMT) (AG) (A1/AA)
880,000 5.000
07/01/2030
958,609
920,000 5.000
07/01/2031
1,015,144
970,000 5.000
07/01/2032
1,083,178
Department of Water and Power of The City of Los Angeles Power
System RB 2025 Series A (Aa2/NR)
4,625,000 5.000
07/01/2028
4,833,437
Department of Water and Power of The City of Los Angeles Power
System RB, Series 2025 B (Aa2/NR)
4,000,000 5.000
07/01/2030
4,394,519
Department of Water and Power of The City of Los Angeles Water
System RB 2018 Series B (Aa2/AA-)
1,515,000 5.000
07/01/2032
1,594,870
Department of Water and Power of The City of Los Angeles Water
System RB 2025 Series A (Aa2/NR)
6,500,000 5.000
01/01/2030
6,993,058
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
El Centro Elementary School District Imperial County California
2025 GO Bond Anticipation Notes Series A-2 (NR/A+)
$ 1,025,000 5.000%
06/15/2030
$ 1,139,553
El Centro Elementary School District Imperial County California
2025 GO Bond Anticipation Notes Series B-2 (NR/A+)
1,160,000 5.000
06/15/2030
1,289,640
EL Rancho Unified School District Los Angeles County California
GO Bond Anticipation Notes Series 2025 (NR/A+)
3,000,000 0.000
(f)
08/01/2028
2,798,752
Harbor Department of The City of Los Angeles Refunding RB
2024 Series A-1 (AMT) (Aa2/AA+)
3,000,000 5.000
08/01/2031
3,334,441
Inland Empire Tobacco Securitization Authority RB Turbo Asset-
Backed Bonds Series 2019 (NR/A-)
1,820,000 3.678
06/01/2038
1,764,357
Irvine Facilities Financing Authority Gateway Preserve Land
Acquisition Project Lease RB, Series 2023A (NR/AA+)
7,000,000 5.250
05/01/2048
7,025,453
Irvine Unified School District No. 09-1 Special Tax for Community
Facilities Series 2017 A (NR/NR)
645,000 5.000
09/01/2026
652,885
Irvine Unified School District No. 09-1 Special Tax for Community
Facilities Series 2017 C (NR/NR)
425,000 5.000
09/01/2026
430,448
Los Angeles County Development Authority Multifamily Housing
RB West La Va - Building 156 & 157 Apartments, 2023 Series
C (HUD SECT 8) (Aa1/NR)
2,370,000 3.750
(b)(c)
12/01/2046
2,371,123
Los Angeles Unified School District County of Los Angeles
California 2024 GO Refunding Bonds Series A (Aa2/NR)
1,935,000 5.000
07/01/2027
2,018,077
Modesto Financing Authority Domestic Project RB 2007F
(NATL) (Baa3/AA)
(3M USD SOFR + 0.63%)
7,000,000 3.346
(e)
09/01/2037
6,778,870
Northern California Gas Authority No. 1 RB for Gas Project Series
2007 B (A1/A-)
(3M USD SOFR + 0.72%)
3,695,000 3.565
(e)
07/01/2027
3,701,846
Orange County California Community Facilities District No.
2017-1 Village of Esencia Special Tax Bonds Series 2018 A
(NR/NR)
250,000 5.000
08/15/2027
258,005
200,000 5.000
08/15/2028
209,656
Perris Joint Powers Authority Local Agency RB 2024 Series
(NR/NR)
820,000 5.000
09/01/2026
831,869
870,000 5.000
09/01/2027
900,498
900,000 5.000
09/01/2028
946,059
930,000 5.000
09/01/2029
992,439
1,005,000 5.000
09/01/2030
1,085,839
1,080,000 5.000
09/01/2031
1,176,019
1,145,000 5.000
09/01/2032
1,254,572
Rancho Cordova Community Facilities District No. 2003-1 Special
Tax Refunding for Sunridge Anatolia Series 2016 (NR/NR)
305,000 4.000
09/01/2027
306,148
500,000 4.000
09/01/2028
501,982
900,000 3.000
09/01/2032
867,032
820,000 3.000
09/01/2033
781,733

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
Riverside Unified School District Community Facilities District
No. 32 Special Tax Series 2020 (NR/NR)
$ 210,000 4.000%
09/01/2026
$ 210,787
Roseville California Community Facilities District No. 1 Special
Tax Refunding for Fiddyment Ranch Project Series 2017
(NR/NR)
770,000 5.000
09/01/2029
793,791
Sacramento City Financing Authority RB Series 2007B
(NATL) (Aa3/AA-)
(3M USD SOFR + 0.57%)
10,000,000 3.286
(e)
06/01/2039
9,410,168
Sacramento County Financing Authority RB Series 2007B
(NATL) (Aa3/AA-)
(3M USD SOFR + 0.55%)
13,935,000 3.266
(e)
06/01/2034
13,644,434
San Francisco City & County Airport Commission RB Refunding
for San Francisco International Airport Second Series 2019 H
(AMT) (Aa3/AA-)
4,000,000 5.000
05/01/2027
4,105,922
San Francisco City & County Airport Comm-San Francisco
International Airport (Aa3/NR)
25,000,000 5.000
05/01/2033
28,100,033
San Gorgonio Memorial Healthcare District 2020 GO Refunding
Bonds (B1/NR)
1,020,000 3.000
08/01/2026
1,005,911
San Mateo Union High School District San Mateo
County, California 2026 GO Refunding Bonds
(Forward Delivery) (Aaa/NR)
1,250,000 5.000
(g)
09/01/2027
1,288,328
1,760,000 5.000
(g)
09/01/2028
1,858,687
2,300,000 5.000
(g)
09/01/2029
2,486,381
1,850,000 5.000
(g)
09/01/2030
2,044,402
1,350,000 5.000
(g)
09/01/2031
1,519,386
Southern California Logistics Airport Authority Junior Lien Tax
Allocation Refunding Bonds, Series 2025A (AG) (NR/AA)
440,000 5.000
12/01/2031
502,521
300,000 5.000
12/01/2032
347,730
Southern California Public Power Authority A Public Entity
Organized Under The Laws of The State of California
Southern Transmission System Renewal Project RB 2025-2
(Aa2/NR)
11,200,000 5.000
(b)(c)
07/01/2053
11,839,112
State of California Various Purpose GO Refunding Bonds
(Aa2/AA-)
20,000,000 5.000
12/01/2028
21,525,590
Successor Agency to The Redevelopment Agency
ofThe City and County of San Francisco 2016
Series A Tax Allocation Refunding Bonds
(Mission Bay North Redevelopment Project) (NR/A)
400,000 5.000
08/01/2035
404,426
Transbay Joint Powers Authority Senior Tax Allocation Bonds
Series 2020A (NR/NR)
1,200,000 5.000
10/01/2026
1,214,314
1,435,000 5.000
10/01/2028
1,497,577
Transbay Joint Powers Authority Senior Tax Allocation Bonds
Series 2020A Tax-Exempt Green Bonds (NR/NR)
1,260,000 5.000
10/01/2027
1,296,413
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
Transmission Agency of Northern California California-Oregon
Transmission Project Revenue Refunding Bonds 2016 Series
A (Aa3/A+)
$ 1,550,000 5.000%
05/01/2032
$ 1,562,491
454,860,398
Colorado - 3.8%
Baseline Metropolitan District No.1 In The City and County
of Broomfield Colorado Special Revenue Refunding and
Improvement Bonds Series 2024A (AGC) (NR/AA)
500,000 5.000
12/01/2026
509,606
1,000,000 5.000
12/01/2027
1,041,784
580,000 5.000
12/01/2028
616,780
750,000 5.000
12/01/2029
813,526
750,000 5.000
12/01/2030
828,313
1,000,000 5.000
12/01/2031
1,109,550
1,050,000 5.000
12/01/2032
1,161,957
City of Denver Aviation Airport System RB Series 2022C
(Aa3/AA-)
1,260,000 5.000
11/15/2026
1,286,296
1,215,000 5.000
11/15/2027
1,270,015
1,380,000 5.000
11/15/2028
1,475,686
City of Denver Aviation Airport System RB Series 2022D
(Aa3/AA-)
3,750,000 5.250
11/15/2026
3,828,112
4,500,000 5.250
11/15/2027
4,703,148
6,500,000 5.500
11/15/2028
6,984,045
City of Denver RB for Department of Aviation Airport System
Series 2022A (AMT) (Aa3/AA-)
9,980,000 5.000
11/15/2026
10,166,614
Colorado Health Facilities Authority Hospital RB, Series 2025A
(Aa2/AA)
4,025,000 5.000
(b)(c)
11/15/2060
4,398,793
Colorado Health Facilities Authority RB for AdventHealth
Obligated Group Series 2019B (NR/NR)
1,585,000 5.000
(a)(b)(c)
11/19/2026
1,617,683
Colorado Health Facilities Authority RB for Commonspirit Health
Series 2019A-1 (A3/A-)
1,715,000 5.000
08/01/2026
1,734,816
4,350,000 5.000
08/01/2027
4,486,661
Colorado Health Facilities Authority RB for Commonspirit Health
Series 2019A-2 (A3/A-)
2,675,000 5.000
08/01/2026
2,705,909
Colorado Health Facilities Authority RB for Commonspirit Health
Series 2019B-2 (A3/A-)
7,700,000 5.000
(b)(c)
08/01/2049
7,711,288
Colorado Health Facilities Authority RB for Commonspirit Health
Series 2022A (A3/A-)
1,145,000 5.000
11/01/2026
1,163,821
125,000 5.000
11/01/2027
129,560
Colorado Health Facilities Authority RB for Intermountain
Healthcare Series 2022C (Aa1/AA+)
29,150,000 5.000
(b)(c)
05/15/2062
30,772,798
Colorado Health Facilities Authority RB Intermountain Healthcare
Inc 2022 E (Aa1/AA+/A-1+)
16,085,000 2.450
(b)(c)
05/15/2062
16,085,000
Colorado Health Facilities Authority RB Refunding for
CommonSpirit Health Obligated Group Series 2019 A-1
(A3/A-)
1,000,000 5.000
08/01/2030
1,069,064

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
Colorado Health Facilities Authority RB Series 2025A (NR/NR)
$ 740,000 5.000%
12/01/2026
$ 750,053
800,000 5.000
12/01/2027
823,145
830,000 5.000
12/01/2028
866,715
545,000 5.000
12/01/2029
577,199
1,070,000 5.000
12/01/2030
1,147,030
1,120,000 5.000
12/01/2031
1,212,781
1,175,000 5.000
12/01/2032
1,282,126
1,000,000 5.000
12/01/2033
1,096,606
Colorado Health Facilities Authority Revenue Refunding Bonds
Series 2025A (NR/NR)
255,000 5.000
05/15/2027
260,128
335,000 5.000
05/15/2028
347,090
560,000 5.000
05/15/2029
587,992
390,000 5.000
05/15/2030
414,261
Colorado High Performance Transportation Enterprise C-470
Express Lanes Senior RB Series 2017 (NR/NR)
1,000,000 5.000
12/31/2047
999,691
1,000,000 5.000
12/31/2051
991,810
Colorado Housing and Finance Authority for The Benefit of
Fitz Affordable Owner LLC Multifamily Housing RB for
Fitzsimons Gateway Apartments Project Series 2024B
(Aa1/NR)
2,000,000 3.180
(b)(c)
09/01/2028
2,011,704
Colorado Housing and Finance Authority Multifamily Housing RB
Albion Apartments Project, Series 2025 (Aa1/NR)
1,000,000 3.375
(b)(c)
07/01/2044
1,006,827
Colorado Housing and Finance Authority Multifamily Housing RB
for The Reserves at Eagle Point Project Series 2024 (Aa1/NR)
1,330,000 3.500
(b)(c)
11/01/2043
1,332,093
Denver Colorado Health and Hospital Authority Healthcare RB
Refunding Series 2017 A (NR/BBB)
5,245,000 5.000
(d)
12/01/2026
5,321,983
Denver Convention Center Hotel Authority Senior Revenue
Refunding Bonds Series 2016 (Baa2/BBB-)
2,000,000 5.000
12/01/2026
2,027,164
E-470 Public Highway Authority Colorado Revenue Refunding
Bonds Series 2004 A (NATL) (A1/A+)
16,250,000 0.000
(f)
09/01/2027
15,534,672
E-470 Public Highway Authority RB Series 2004 A
(NATL) (A1/A+)
4,040,000 0.000
(f)
09/01/2028
3,753,185
Eagle County Housing and Development Authority Multifamily
Housing RB Eagle Villas Project, Series 2025 (Aa1/NR)
2,600,000 3.550
(b)(c)
12/01/2045
2,614,466
Larimer County, Colorado Certificates ofParticipation, Tax-Exempt
Series 2025A (NR/AA+)
1,150,000 5.000
12/01/2032
1,316,303
Maiker Housing Partners Multifamily Housing RB for Overlook at
Thornton Series 2023 (Aa1/NR)
2,500,000 4.500
(b)(c)
05/01/2042
2,517,806
Park Creek Metropolitan District Senior Limited Property Tax
Supported Revenue Refunding and Improvement Bonds Series
2025 (AG) (NR/AA)
910,000 5.000
12/01/2031
1,020,059
750,000 5.000
12/01/2032
850,915
Regional Transportation District Private Activity Bonds for Denver
Transit Partners Eagle P3 Project Series 2020 (Baa1/NR)
450,000 5.000
07/15/2028
468,593
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
Regional Transportation District Sales Tax RB for Fastracks Project
Series 2016A (Aa2/AAA)
$ 19,445,000 5.000%
11/01/2046
$ 19,567,585
Regional Transportation District Tax Exempt NON-AMT Private
Activity Bonds Series 2020A Taxable Private Activity Bonds
Series 2020B (Baa1/NR)
350,000 3.000
01/15/2026
349,948
Regional Transportation District Tax Exempt Private Activity
Bonds Series 2020 (Baa1/NR)
250,000 5.000
07/15/2026
252,200
500,000 5.000
01/15/2027
508,586
South Sloan's Lake Metropolitan District No. 2 GO Improvement
Bonds Series 2019 (AGM) (Baa1/AA)
190,000 5.000
12/01/2026
193,222
150,000 5.000
12/01/2027
155,250
235,000 5.000
12/01/2028
247,472
175,000 5.000
12/01/2029
187,401
300,000 4.000
12/01/2030
313,456
300,000 4.000
12/01/2031
312,117
State of Colorado Higher Education Health Sciences Facilities
Certificates of Participation Series 2024A (Aa2/AA-)
590,000 5.000
11/01/2030
655,508
200,000 5.000
11/01/2031
225,892
Stc Metropolitan District No. 2 In The Town of Superior Boulder
County Colorado Limited Tax GO and Special Revenue
Refunding First Lien Bonds, Series 2025A-1 (AG) (NR/AA)
1,040,000 5.000
12/01/2031
1,149,144
1,120,000 5.000
12/01/2032
1,234,914
Stc Metropolitan District No. 2 In The Town of Superior Boulder
County, Colorado Limited Tax GO and Special Revenue
Refunding First Lien Bonds, Series 2025A-1 (AG) (NR/AA)
1,095,000 5.000
12/01/2026
1,115,061
875,000 5.000
12/01/2027
909,101
945,000 5.000
12/01/2028
1,000,405
745,000 5.000
12/01/2029
801,637
1,615,000 5.000
12/01/2030
1,762,900
The Canyons Metropolitan District No. 5 in The City of Castle
Pines Limited Tax GO and Special Revenue Refunding and
Improvement Bonds Series 2024A (BAM) (NR/AA)
250,000 5.000
12/01/2027
259,081
225,000 5.000
12/01/2028
237,482
200,000 5.000
12/01/2029
214,745
200,000 5.000
12/01/2030
218,124
200,000 5.000
12/01/2031
220,989
250,000 5.000
12/01/2032
278,997
Trails At Crowfoot Metropolitan District No. 3 In The Town of
Parker Colorado GO Limited Tax Refunding Bonds Series
2024A (AGC) (NR/AA)
80,000 5.000
12/01/2026
81,393
110,000 5.000
12/01/2028
116,039
130,000 5.000
12/01/2029
139,485
150,000 5.000
12/01/2030
163,450
150,000 5.000
12/01/2031
165,486
University of Colorado Regents Enterprise Refunding RB Series
2021C3B (Aa1/NR) (PUTABLE)
5,000,000 2.000
(b)(c)
06/01/2051
4,943,440

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
Vauxmont Metropolitan District Limited Tax Convertible
to Unlimited Tax GO Refunding Bonds Series 2019
(AGM) (NR/AA)
$ 125,000 5.000%
12/15/2027
$ 127,622
196,911,354
Connecticut - 2.1%
City of Hartford Connecticut Special Obligation Refunding Bonds
State Contract Assistance Series 2025 (Aa2/AA-)
2,250,000 5.000
07/15/2027
2,336,280
City of Hartford Connecticut Special Obligation Refunding Bonds
State Contract Assistance, Series 2025 (Aa2/AA-)
500,000 5.000
07/15/2029
542,061
3,750,000 5.000
07/15/2032
4,284,708
City of New Haven GO Bonds Series 2023 (BAM) (Baa1/AA)
700,000 5.000
08/01/2026
709,106
650,000 5.000
08/01/2027
673,289
900,000 5.000
08/01/2028
952,719
City ofNew Haven, Connecticut GO Bonds, Issue of2025
(AG) (A1/AA)
1,000,000 5.000
08/01/2031
1,116,075
1,350,000 5.000
08/01/2032
1,525,965
Connecticut Housing Finance Authority Housing Mortgage Finance
Program Bonds 2024 Series D (Aaa/AAA/A-1+)
3,770,000 3.850
(b)(c)
11/15/2064
3,771,945
Hartford County Metropolitan District GO Bonds Series 2016 C
(AGM) (Aa2/AA)
5,540,000 5.000
11/01/2026
5,668,860
Housing Authority of The City of Norwalk Multifamily Housing
RB Wall Street Place Series 2024 (Aa1/NR)
2,425,000 3.050
(b)(c)
09/01/2058
2,429,824
State of Connecticut GO Bonds 2016 Series A (Aa2/AA-)
7,500,000 4.000
03/15/2034
7,508,556
State of Connecticut Health & Educational Facilities Authority RB
for Hartford Healthcare Series 2020B (NR/A)
5,205,000 5.000
(b)(c)
07/01/2053
5,299,080
State of Connecticut Health and Education Facilities Authority RB
Yale University Issue 2016A-1 (Aaa/AAA/A-1+)
7,345,000 1.900
(b)(c)
07/01/2042
7,345,000
State of Connecticut Health and Educational Facilities
Authority RB for University of Yale Series 2010A-3
(Aaa/AAA) (PUTABLE)
5,520,000 2.950
(b)(c)
07/01/2049
5,551,195
State of Connecticut Health and Educational Facilities Authority
RB for University of Yale Series U (Aaa/AAA)
3,695,000 5.000
07/01/2033
4,276,847
State of Connecticut Health and Educational Facilities Authority
RB Yale University Issue Series 2010A-4-2 (Aaa/AAA/A-1+)
5,795,000 1.900
(b)(c)
07/01/2049
5,795,000
State of Connecticut Health and Educational Facilities Authority
RB Yale University Issue Series 2013A (Aaa/AAA/A-1+)
19,120,000 1.950
(b)(c)
07/01/2042
19,120,000
State of Connecticut Health and Educational Facilities
Authority RB Yale University Issue, Series 2025B-1
(Aaa/AAA) (PUTABLE)
22,000,000 5.000
(b)(c)
07/01/2064
24,263,100
State of Connecticut Special Tax Obligation Bonds for
Transportation Infrastructure Purposes 2022 Series A
(Aa2/AA)
1,500,000 5.000
07/01/2027
1,556,281
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Connecticut – (continued)
State of Connecticut Special Tax Obligation Refunding Bonds
for Transportation Infrastructure Purposes 2022 Series B
(Aa2/AA)
$ 2,150,000 5.000%
07/01/2027
$ 2,230,669
Town of East Lyme Connecticut GO Bond Anticipation Notes
(NR/NR)
3,000,000 4.000
08/06/2026
3,020,595
109,977,155
Delaware - 0.1%
Delaware Health Facilities Authority RB for Beebee Medical
Center Project Series 2018 (NR/BBB-)
725,000 5.000
06/01/2027
738,554
The Delaware Economic Development Authority Gas Facilities
Refunding RB Delmarva Power & Light Company Project
2020, Series A (A2/A)
2,120,000 3.600
01/01/2031
2,177,086
2,915,640
District of Columbia - 2.0%
District of Columbia (Washington, D.C.) Income Tax Secured
Revenue and Refunding Bonds, Series 2025A (Tax-Exempt)
(Aa1/AAA)
1,000,000 5.000
06/01/2030
1,105,231
District of Columbia GO Refunding Bonds Series 2017 A
(Aa1/AA+)
5,000,000 5.000
06/01/2035
5,145,383
District of Columbia Housing Finance Agency Multifamily
Housing RB for Edgewood Commons V Apartments Project
Series 2023 (HUD SECT 8 FHA 221(D4)) (Aa1/NR)
4,840,000 5.000
(b)(c)
06/01/2027
4,844,535
District of Columbia Water and Sewer Authority Public Utility
Subordinate Lien Multimodal RB Daily Rate Period Subseries
2025C-2 (Aa2/AA+/A-1)
4,950,000 2.550
(b)(c)
10/01/2060
4,950,000
Metropolitan Washington Airports Authority Airport
System Revenue and Refunding Bonds, Series 2025-
A  (AMT) (Aa3/AA-)
5,150,000 5.000
10/01/2030
5,613,782
Metropolitan Washington Airports Authority Airport System
Revenue Refunding Bonds Series 2017A (Aa3/AA-)
5,505,000 5.000
10/01/2028
5,701,955
Metropolitan Washington Airports Authority Airport System
Revenue Refunding Bonds Series 2017A (AMT) (Aa3/AA-)
15,185,000 5.000
10/01/2029
15,719,630
Metropolitan Washington Airports Authority Airport System
Revenue Refunding Bonds Series 2021A (Aa3/AA-)
24,325,000 5.000
10/01/2026
24,736,552
Metropolitan Washington Airports Authority Airport System
Revenue Refunding Bonds Series 2022A (AMT) (Aa3/NR)
2,395,000 5.000
10/01/2027
2,481,616
Metropolitan Washington Airports Authority Dulles Toll Road RB
Refunding First Senior Lien for Dulles Metrorail and Capital
Improvement Project Series 2019 A (A2/A)
2,125,000 5.000
10/01/2037
2,222,196
Metropolitan Washington Airports Authority Dulles toll Road RB
Third Senior Lien Convertible Capital Appreciation Bonds
Series 2009C (AGC) (A1/AA)
28,430,000 6.500
(a)
10/01/2026
29,242,052

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
District of Columbia – (continued)
Washington Convention and Sports Authority Senior Lien
Dedicated Tax Revenue Refunding Bonds Series 2018A
(Aa3/A+)
$ 3,535,000 5.000%
10/01/2027
$ 3,668,427
Washington Metropolitan Area Transit Authority Second Lien RB
for Sustainability Climate Transition Bonds Series 2023A
(NR/AA)
625,000 5.000
07/15/2026
633,178
106,064,537
Florida - 5.6%
Abbott Square Community Development District City of
Zephyrhills Florida Special Assessment Bonds Series 2025
(NR/BBB)
70,000 5.000
05/01/2026
70,287
75,000 5.000
05/01/2027
76,091
80,000 5.000
05/01/2028
81,935
80,000 5.000
05/01/2029
82,735
85,000 5.000
05/01/2030
88,939
Aberdeen Community Development District Special Assessment
Refunding Series 2020 A-1 (AGM) (NR/AA)
1,195,000 2.375
05/01/2029
1,160,589
1,225,000 2.625
05/01/2030
1,181,767
Alachua County Health Facilities Authority Continuing Care
Retirement Community RB Oak Hammock At The University
of Florida Inc. Project Series 2025B-2 (NR/NR)
1,000,000 3.750
10/01/2030
1,001,691
Alachua County Health Facilities Authority Continuing Care
Retirement Community RB Oak Hammock At The University
of Florida Inc. Project Series 2025B-3 (NR/NR)
1,390,000 3.625
10/01/2030
1,392,408
Alta Lakes Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
450,000 3.750
05/01/2029
451,000
Artisan Lakes East Community Development District Manatee
County Florida Capital Improvement RB, Series 2021-1
(NR/NR)
250,000 2.750
05/01/2031
237,092
Artisan Lakes East Community Development District Special
Assessment Bond Series 2021-2 (NR/NR)
270,000 2.750
(d)
05/01/2031
256,059
Aventura Isles Community Development District Miami-Dade
County Florida Special Assessment Refunding Bonds Series
2024 (NR/NR)
190,000 5.000
05/01/2026
190,729
975,000 5.000
05/01/2034
1,053,371
Babcock Ranch Community Independent Special District Special
Assessment Series 2021 (NR/NR)
660,000 2.875
05/01/2031
627,107
Bay Laurel Center Community Development District Special
Assessment RB Refunding Series 2016 Candler (NR/BBB+)
830,000 3.750
05/01/2031
830,270
Beach Road Golf Estates Community Development District Special
Assessment Series 2015 (NR/NR)
2,500,000 4.700
11/01/2029
2,502,041
Bellagio Community Development District Special Assessment
Bonds Series 2013 (NR/BBB)
485,000 3.750
11/01/2031
481,854
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Bellalago Educational Facilities Benefit District Capital
Improvement RB, Series 2014 (A2/NR)
$ 1,220,000 4.125%
05/01/2026
$ 1,219,743
1,070,000 4.250
05/01/2027
1,068,143
Bexley Community Development District Special Assessment RB
for Pasco County Series 2016 (NR/NR)
100,000 4.100
05/01/2026
100,072
Bluewaters Community Development District Miami-Dade County
Florida Special Assessment Refunding Bonds Series 2024
(NR/NR)
176,000 5.000
05/01/2026
176,634
185,000 5.000
05/01/2027
187,745
1,869,000 5.000
05/01/2035
2,024,445
Capital Trust Agency, Inc. RB for Liza Jackson Preparatory School,
Inc. Series 2020 A (Baa3/NR)
265,000 4.000
08/01/2030
266,177
Capital Trust Authority Health Care Facilities Revenue and
Revenue Refunding Bonds UF Health Projects Series 2025A
(A3/A)
4,250,000 5.000
12/01/2030
4,652,798
Celebration Community Development District Special Assessment
for Assessment Area One Project Series 2021 (NR/NR)
235,000 2.750
05/01/2031
225,832
Century Gardens Community Development District Miami-Dade
County Florida Special Assessment Refunding Bonds Series
2024 (NR/NR)
125,000 5.000
05/01/2026
125,658
131,000 5.000
05/01/2027
133,421
1,126,000 5.000
05/01/2034
1,191,820
Century Park Square Community Development District Miami-
Dade County, Florida Special Assessment Bonds, Series 2025
(NR/NR)
115,000 4.625
05/01/2030
116,886
City of Cape Coral Fl Water and Sewer Refunding RB Series 2017
(A1/A+)
6,140,000 5.000
10/01/2039
6,306,923
City of Fort Lauderdale Special Assessment Bonds for Las Olas
Isles Underground Project Series 2022 (NR/NR)
220,000 5.000
(d)
07/01/2029
229,800
City of Ft. Lauderdale Special Assessment Bonds for Las Olas Isles
Undergrounding Project Series 2022 (NR/NR)
190,000 5.000
(d)
07/01/2026
191,251
200,000 5.000
(d)
07/01/2027
203,721
City of Jacksonville Florida Special RB Series 2025 (NR/AA)
2,500,000 5.000
10/01/2030
2,776,385
2,500,000 5.000
10/01/2031
2,815,193
2,500,000 5.000
10/01/2032
2,853,979
City of South Miami Health Facilities Authority Florida Hospital
Refunding RB Series 2017 Baptist Health South Florida
Obligated Group (Aa3/AA-)
1,500,000 5.000
08/15/2047
1,510,155
City of South Miami Health Facilities Authority Hospital RB
Refunding for Baptist Health South Florida Obligated Group
Series 2017 (Aa3/AA-)
3,000,000 5.000
08/15/2026
3,038,292
7,170,000 5.000
08/15/2027
7,412,373
City of South Miami Health Facilities Authority RB Series 2025 A
Baptist Health South Florida Obligated Group (Aa3/AA-)
5,000,000 5.000
08/15/2032
5,634,572

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
City of South Miami Health Facilities Authority RB Series 2025 B
Baptist Health South Florida Obligated Group (Aa3/AA-)
$ 2,500,000 5.000%
(b)(c)
08/15/2065
$ 2,695,504
Cityplace Community Development District Special Assessment
Revenue Refunding Bonds Series 2012 (NR/NR)
1,240,000 5.000
05/01/2026
1,246,358
Copper Oaks Community Development District Special
Assessment Refunding and Improvement Bonds Series 2021
(NR/NR)
175,000 3.000
05/01/2031
165,945
Coral Keys Homes Community Development District Miami-
Dade County, Florida Special Assessment Bonds, Series 2020
(NR/NR)
170,000 3.125
05/01/2030
167,643
Cordoba Ranch Community Development District Special
Assessment Refunding Bonds Series 2021 (NR/NR)
315,000 3.000
05/01/2026
314,236
Country Greens Community Development District Lake County,
Florida Senior Special Assessment Revenue Refunding Bonds,
Series 2016A-1 (NR/A+)
345,000 3.875
05/01/2031
345,020
Cypress Mill Community Development District Special Assessment
Bonds for Bank Qualified 2023 Project Series 2023 (NR/BBB)
190,000 4.000
05/01/2028
191,064
250,000 4.000
05/01/2033
248,786
Cypress Shadows Community Development District Capital
Improvement Revenue Refunding Bonds Series 2022 (NR/NR)
37,000 4.000
11/01/2026
37,071
Duval County School Board Certificates of Participation Series
2022A (AGM) (NR/AA)
3,185,000 5.000
07/01/2026
3,222,702
5,105,000 5.000
07/01/2027
5,288,899
Enclave at Black Point Marina Community Development District
Miami-Dade County, Florida Special Assessment Refunding
and Improvement Bonds, Series 2017 (NR/BBB)
140,000 3.500
05/01/2026
139,650
Entrada Community Development District St Johns County, Florida
Capital Improvement RB, Series 2021 (NR/NR)
75,000 2.125
(d)
05/01/2026
74,576
Fiddlers Creek Community Development District No. 2 Special
Assessment Refunding Series 2019 (NR/NR)
1,775,000 4.250
05/01/2029
1,797,584
Fishhawk Ranch Community Development District Special
Assessment Refunding Bonds Series 2020 (AGM) (NR/AA)
280,000 2.000
11/01/2026
275,427
290,000 2.000
11/01/2027
280,219
295,000 2.000
11/01/2028
280,262
300,000 2.000
11/01/2029
281,160
305,000 2.125
11/01/2030
278,855
Florida Development Finance Corporation Educational Facilities
RB Saint andrew's School of Boca Raton Inc. Project Series
2024A (NR/BBB+)
150,000 5.000
06/01/2028
155,794
375,000 5.000
06/01/2029
395,012
295,000 5.000
06/01/2030
314,454
415,000 5.000
06/01/2031
446,389
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Florida Development Finance Corporation Solid Waste Disposal
RB Waste Management, Inc. Project Series 2025A
(NR/A-/A-2)
$ 2,325,000 3.400%
(b)(c)
09/01/2050
$ 2,334,746
Florida Housing Finance Corp. Multifamily Mortgage
RB for Brownsville Transit Village V 2024 Series B
(GNMA COLL) (NR/AA+) (PUTABLE)
780,000 3.350
(b)(c)
10/01/2027
780,757
Florida Housing Finance Corporation Multifamily Mortgage
RB,  Series 2025 F-2 (Aa1/NR)
1,375,000 3.650
(b)(c)
05/01/2028
1,384,281
Florida Housing Finance Corporation Multifamily Mortgage RB,
2025 Series L (Aa1/NR)
1,875,000 3.150
(b)(c)
12/01/2028
1,877,986
Florida Insurance Assistance Interlocal Agency Insurance
Assessment RB Series 2023A-1 (Aa2/A)
5,510,000 5.000
09/01/2026
5,528,375
4,020,000 5.000
09/01/2027
4,076,180
Florida Municipal Power Agency All-Requirements Power Supply
Project RB Series 2025A (A2/NR)
2,850,000 5.000
10/01/2030
3,151,627
4,000,000 5.000
10/01/2031
4,497,493
Florida Municipal Power Agency All-Requirements Power Supply
Project Refunding RB Series 2016A (A2/NR)
2,285,000 5.000
10/01/2027
2,321,655
Flow Way Community Development District Collier County
Florida Special Assessment Refunding Bonds Series 2024
(NR/NR)
165,000 5.000
05/01/2026
165,616
125,000 5.000
05/01/2027
126,920
745,000 5.000
05/01/2034
805,435
Flow Way Community Development District Collier County,
Florida Special Assessment Bonds, Series 2019 Phase 7 and
Phase 8 Projects Bank Qualified (NR/NR)
810,000 3.700
11/01/2029
812,234
Fontainbleau Lakes Community Development District Special
Assessment RB Refunding Series 2016 (NR/BBB+)
260,000 3.000
05/01/2026
259,252
Gardens at Hammock Beach Community Development District
Flagler County Florida Special Assessment Bonds Assessment
Area One Series 2024-1 (NR/NR)
120,000 4.800
05/01/2031
122,223
Gateway Services Community Development District Special
Assessment Bonds Series 2023-1 (AGM) (NR/AA)
1,320,000 3.250
05/01/2028
1,327,764
Grand Bay at Doral Community Development District Miami-Dade
County Florida Special Assessment Refunding Bonds Series
2025A-1 (NR/NR)
185,000 5.000
05/01/2026
185,813
195,000 5.000
05/01/2027
198,426
200,000 5.000
05/01/2028
206,197
Greater Orlando Aviation Authority Priority Subordinated Airport
Facilities RB Series 2024 (AMT) (Aa3/AA-)
2,670,000 5.000
10/01/2032
2,971,698
Harvest Ridge Community Development District Special
Assessment Bonds Series 2024 (NR/NR)
235,000 4.375
05/01/2031
239,034
755,000 5.125
05/01/2044
769,274

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Hawks Point Community Development District Special Assessment
Refunding Senior Series 2017 A-1 (NR/A-)
$ 1,000,000 4.000%
05/01/2031
$ 1,000,991
Herons Glen Recreation District Special Assessment Refunding
Bonds Series 2020 (BAM) (NR/AA)
200,000 2.500
05/01/2026
199,410
Higher Educational Facilities Financing Authority Fl Educational
Facilities Revenue Refunding Bonds Nova Southeastern
University Project Series 2016 (A3/A-)
1,310,000 5.000
04/01/2030
1,315,271
Higher Educational Facilities Financing Authority Florida
Educational Facilities Revenue and Revenue Refunding Bonds
Ringling College Project, Series 2017 (NR/BBB)
290,000 5.000
03/01/2031
293,930
Hillsborough County Aviation Authority Florida Tampa
International Airport RB 2024 Series B (AMT) (Aa3/NR)
1,845,000 5.000
10/01/2028
1,948,376
Homestead 50 Community Development District Special
Assessment Refunding Bonds Series 2021 (NR/NR)
139,000 3.000
05/01/2026
138,567
Housing Finance Authority of Broward County
Florida Multifamily Housing RB Series 2024
(HUD SECT 8) (Aa1/NR) (PUTABLE)
3,750,000 3.150
(b)(c)
03/01/2028
3,752,348
Housing Finance Authority of Hillsborough County Florida
Multifamily Housing RB Tampa 47Th Street Apartments,
Series 2025B (Aa1/NR) (PUTABLE)
4,380,000 3.350
(b)(c)
06/01/2029
4,407,189
Housing Finance Authority of Hillsborough County
Multifamily Housing Zion Village RB Series 2024
(HUD SECT 8) (Aa1/NR)
1,755,000 3.250
(b)(c)
09/01/2042
1,758,259
Housing Finance Authority of Lee County Florida Multifamily
Housing RB Amaryllis Park Place III, Series 2025 (Aa1/NR)
5,000,000 4.000
(b)(c)
11/01/2044
5,033,896
Housing Finance Authority of Lee County Florida Multifamily
Housing RB Ekos on Evans, Series 2025 (Aa1/NR)
1,850,000 3.500
(b)(c)
12/01/2042
1,860,963
Housing Finance Authority of Miami-Dade County Florida
Multifamily Housing RB Series 2025A (Aa1/NR)
3,150,000 3.250
(b)(c)
02/01/2044
3,173,219
Housing Finance Authority of Pinellas County, Florida Multifamily
Housing RB Series 2025 (NR/AA+) (PUTABLE)
4,600,000 3.400
(b)(c)
07/01/2028
4,629,103
Housing Finance Authority of Polk County Multifamily
Housing RB for Episcopal Catholic Apartments Series 2023
(HUD SECT 8) (Aa1/NR) (PUTABLE)
1,643,000 4.150
(b)(c)
12/01/2040
1,649,526
Jacksonville Housing Finance Authority Multifamily Housing RB
Series 2025 (Aa1/NR)
1,000,000 3.400
(b)(c)
07/01/2058
1,004,057
Julington Creek Plantation Community Development District St.
Johns County, Florida Special Assessment RB, Series 2023
(AGM) (NR/AA)
4,090,000 5.000
05/01/2032
4,583,893
Keys Edge Community Development District Special Assessment
Bonds for Assessment Area One Project Series 2024 (NR/NR)
405,000 4.375
05/01/2031
409,540
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Kindred Community Development District II Special Assessment
Bonds Series 2021 (NR/NR)
$ 100,000 2.700%
05/01/2031
$ 96,471
Lake Frances Community Development District Miami-Dade
County Florida Special Assessment Refunding Bonds Series
2018 (NR/BBB-)
492,000 4.000
05/01/2031
493,155
Lake Powell Residential Golf Community Development District
Bay County Florida Special Assessment Revenue Refunding
Bonds, Series 2025 (NR/NR)
215,000 5.000
05/01/2026
215,895
Lake Powell Residential Golf Community Development District
Bay County, Florida Special Assessment Revenue Refunding
Bonds, Series 2025 (NR/NR)
227,000 5.000
05/01/2027
230,929
238,000 5.000
05/01/2028
245,267
1,081,000 5.000
05/01/2032
1,157,591
Lakes By The Bay South Community Development District Miami-
Dade County Florida Special Assessment Refunding Bonds
Series 2024 (NR/NR)
4,000,000 5.000
05/01/2034
4,351,236
Lakewood Ranch Stewardship District Special Assessment for
Azario Project Series 2020 A (NR/NR)
525,000 3.200
05/01/2030
516,388
Lakewood Ranch Stewardship District Special Assessment
RB Refunding for Country Club East Project Series 2020
(AGM) (NR/AA)
60,000 2.000
05/01/2028
57,895
70,000 2.000
05/01/2029
66,590
1,835,000 2.500
05/01/2033
1,683,946
Landmark at Doral Community Development District Subordinate
Special Assessment Refunding for North Parcel Assessment
Area Series 2019 A-2 (NR/NR)
575,000 3.375
05/01/2030
562,568
Lee County IDA Hospital Revenue Refunding Bonds Lee Health
Sys Inc Series 2019 A-2 (A2/A+)
8,410,000 5.000
(b)(c)
04/01/2033
8,417,929
Lee County Industrial Development Authority Florida Healthcare
Facilities RB Series 2024 Shell Point Obligated Group Series
2024B-3 (NR/BBB+)
5,000,000 4.125
11/15/2029
5,026,469
Marshall Creek Community Development District Special
Assessment Refunding Series 2015 A (NR/NR)
1,150,000 5.000
05/01/2032
1,150,979
Meadow Pointe IV Community Development District Pasco
County, Florida Capital Improvement Revenue Refunding
Bonds, Series 2015 (NR/BBB)
650,000 4.100
05/01/2030
650,012
Miami Dade County Aviation Revenue Refunding Bonds Series
2015A (NR/A+)
5,930,000 5.000
10/01/2038
5,938,185
Miami Dade County Educational Facility Authority RB for
University of Miami (AMBAC) (A2/A-)
10,995,000 5.250
04/01/2027
11,324,195
Miami-Dade County Aviation Revenue Refunding Bonds Series
2024A (AMT) (NR/A+)
1,520,000 5.000
10/01/2027
1,572,339
1,110,000 5.000
10/01/2028
1,170,087

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Miami-Dade County Expressway Authority Toll System  RB, Series
2010 A (A3/A)
$ 1,355,000 5.000%
07/01/2040
$ 1,360,933
Miami-Dade County Florida Public Facilities Revenue and
Revenue Refunding Bonds Jackson Health System Series 2025
(Aa2/NR)
4,770,000 5.000
06/01/2034
5,473,688
Miami-Dade County Florida Subordinate Special Obligation Bonds
Series 2009 (Aa3/A+)
4,750,000 0.000
(f)
10/01/2031
3,989,557
Miami-Dade County General Obligation Bonds Building Better
Communities Program Series 2015-D (Aa2/AA)
3,710,000 5.000
07/01/2027
3,755,124
Mirabella Community Development District Hillsborough County
Florida Capital Improvement Revenue Refunding Bonds Series
2025 (NR/NR)
40,000 5.000
05/01/2026
40,171
42,000 5.000
05/01/2027
42,738
44,000 5.000
05/01/2028
45,383
379,000 5.000
05/01/2035
410,891
Mirada Community Development District Capital Improvement RB
Series 2021 (NR/NR)
235,000 3.250
05/01/2032
225,830
Moody River Estates Community Development District Lee
County Florida Senior Special Assessment Refunding Bonds
Series 2017A-1 (NR/A-)
500,000 4.000
05/01/2031
502,286
Oak Creek Community Development District Pasco County Florida
Bank Qualified Senior Special Assessment Refunding Bonds
Series 2015A-1 (NR/A+)
200,000 4.000
05/01/2026
200,092
Oak Creek Community Development District Special Assessment
Refunding Bonds Series 2015 A-1 (NR/A+)
1,150,000 4.450
05/01/2031
1,150,487
Ocala Preserve Community Development District Capital
Improvement RB Series 2021 (NR/NR)
315,000 2.875
11/01/2031
296,372
Orange County Health Facilities Authority RB Presbyterian
Retirement Communities Obligated Group Project Series 2024
(NR/NR)
700,000 5.000
08/01/2026
706,347
1,245,000 5.000
08/01/2027
1,276,533
1,295,000 5.000
08/01/2028
1,348,786
915,000 5.000
08/01/2029
967,586
955,000 5.000
08/01/2030
1,024,133
1,510,000 5.000
08/01/2031
1,637,828
1,585,000 5.000
08/01/2032
1,733,103
1,665,000 5.000
08/01/2033
1,830,748
1,745,000 5.000
08/01/2034
1,913,946
Orange County Health Facilities Authority Revenue Hospital
Bonds for AdventHealth Obligated Group Series 2021 C
(NR/AA) (PUTABLE)
15,575,000 5.000
(b)(c)
11/15/2052
15,881,231
Palm Beach County Health Facilities Authority RB
(Lifespace Communities, Inc.), Series 2018B (NR/NR)
2,170,000 5.000
05/15/2034
2,190,342
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Palm Beach County Health Facilities Authority RB Refunding for
Lifespace Communities, Inc. Obligated Group Series 2021 C
(NR/NR)
$ 1,105,000 4.000%
05/15/2026
$ 1,104,433
Palm Glades Community Development District Special Assessment
Refunding Bonds Series 2016 (NR/A)
3,855,000 3.750
05/01/2031
3,856,579
Pasco County Capital Improvement Cigarette Tax Allocation Bonds
Series 2023A (AGM) (A1/AA)
250,000 5.250
09/01/2026
253,964
300,000 5.250
09/01/2027
311,786
300,000 5.250
09/01/2028
318,677
Pine Ridge Plantation Community Development District Capital
Improvement Revenue & Refunding Bonds Series 2021A-1
(AGM) (NR/AA)
520,000 2.000
05/01/2026
516,522
530,000 2.000
05/01/2027
517,031
Pine Ridge Plantation Community Development District Special
Assessment Refunding Bonds 2020 A-2 (NR/NR)
650,000 3.300
05/01/2030
646,818
Quail Roost Community Development District Miami-Dade
County Florida Special Assessment Bonds Series 2025 Second
Expansion Area Project (NR/NR)
100,000 4.000
05/01/2030
100,565
Reunion East Community Development District Special
Assessment Refunding Bonds Series 2015 A (NR/NR)
7,575,000 5.000
05/01/2033
7,583,974
Reunion West Community Development District
400,000 3.000
05/01/2028
393,266
425,000 3.000
05/01/2029
414,641
Reunion West Community Development District Special
Assessment Refunding Bonds Series 2022 (NR/NR)
285,000 3.000
05/01/2026
284,318
390,000 3.000
05/01/2027
386,169
River Bend Community Development District Senior Special
Assessment Revenue Refunding Bonds Series 2016A-1
(NR/A-)
425,000 3.000
05/01/2026
423,693
River Glen Community Development District Capital Improvement
Revenue & Refunding Bonds Series 2021 (NR/BBB+)
143,000 2.500
05/01/2026
142,156
146,000 2.500
05/01/2027
143,229
148,000 2.500
05/01/2028
143,395
157,000 2.500
05/01/2030
147,586
River Hall Community Development District
1,000,000 3.000
05/01/2031
952,875
River Hall Community Development District Special Assessment
Refunding Bonds Series 2021 A-1 (NR/NR)
225,000 3.000
05/01/2026
224,285
Sabal Palm Community Development District Broward County
Florida Special Assessment Refunding Bonds Series 2024
(NR/NR)
65,000 5.000
05/01/2026
65,245
70,000 5.000
05/01/2027
71,075
Sandmine Road Community Development District Special
Assessment for Assessment Area One Series 2020 (NR/NR)
400,000 3.125
(d)
05/01/2030
397,796

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
School Board of Miami-Dade County Florida Certificates of
Participation Series 2016B (A1/A+)
$ 7,340,000 5.000%
08/01/2027
$ 7,438,204
Shingle Creek At Bronson Community Development District
475,000 3.100
06/15/2031
467,546
Six Mile Creek Community Development District (St. Johns
County, Florida) Capital Improvement RB, Series 2021 (NR/
NR)
310,000 3.100
05/01/2031
298,454
South Fork East Community Development District Hillsborough
County Florida Capital Improvement Revenue Refunding
Bonds Series 2025 (NR/NR)
53,000 5.000
05/01/2026
53,238
55,000 5.000
05/01/2027
56,009
58,000 5.000
05/01/2028
59,876
500,000 5.000
05/01/2035
547,312
South Village Community Development District Capital
Improvement and Special Assessment Refunding Senior Lien
Series 2016 A-1 (NR/A+)
770,000 3.500
05/01/2032
764,454
South Village Community Development District Capital
Improvement Revenue & Refunding Bonds Series 2016A-1
(NR/A+)
95,000 3.000
05/01/2026
94,785
State of Florida Department of Transportation Full Faith and Credit
Right-of-Way Acquisition and Bridge Construction Refunding
Bonds Series 2016A (Aaa/AAA)
2,500,000 4.000
07/01/2031
2,518,346
Storey Park Community Development District Special Assessment
Bonds for Assessment Area Three Project Series 2019
(NR/NR)
375,000 3.750
(d)
06/15/2029
376,578
Summerville Community Development District Special Assessment
Refunding Series 2020 (NR/NR)
725,000 3.500
05/01/2031
710,813
Talis Park Community Development District Capital Improvement
RB Refunding Subordinate Series 2016 A-2 (NR/NR)
205,000 3.750
05/01/2026
204,908
1,650,000 4.000
05/01/2033
1,650,716
Talis Park Community Development District Capital Improvement
Refunding RB Series 2024 (NR/NR)
60,000 5.000
(d)
05/01/2026
60,260
115,000 5.000
(d)
05/01/2027
116,886
125,000 5.000
(d)
05/01/2028
128,647
130,000 5.000
(d)
05/01/2029
135,306
105,000 5.000
(d)
05/01/2030
110,403
785,000 5.000
(d)
05/01/2035
838,292
Tapestry Community Development District Special Assessment RB
for City of Kissimmee Series 2016 (NR/NR)
170,000 4.250
05/01/2026
170,221
The Preserve At South Branch Community Development District
Pasco County, Florida Special Assessment RB, Series 2021
Phase 3 (NR/NR)
250,000 3.000
05/01/2031
246,602
The School Board of Pinellas County Florida Certificates of
Participation The School Board of Pinellas County Florida
Master Lease Program Series 2021A (A2/NR)
400,000 5.000
07/01/2033
446,998
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Tolomato Community Development District Special Assessment
Refunding Bonds Series 2022A (AGM) (NR/AA)
$ 1,605,000 3.000%
05/01/2027
$ 1,607,007
Touchstone Community Development District Senior Special
Assessment Bonds Series 2022A-1 (NR/BBB+)
105,000 4.500
05/01/2026
105,302
115,000 4.500
05/01/2028
117,957
120,000 4.500
05/01/2029
124,296
Tradition Community Development District No. 9 Special
Assessment Bonds Series 2021 (NR/NR)
540,000 2.700
05/01/2031
507,588
Trails at Monterey Community Development District Special
Assessment Refunding Bonds Series 2012 (NR/A-)
145,000 4.250
05/01/2026
145,145
TSR Community Development District Special Assessment RB for
2016 Project Series 2016 (NR/NR)
480,000 4.000
11/01/2027
481,030
Two Lakes Community Development District Special Assessment
Bonds Series 2024 (Tax-Exempt) (NR/BBB)
565,000 5.000
05/01/2029
593,874
650,000 5.000
05/01/2031
700,557
USF Financing Corporation Capital Improvement Refunding RB
(Student Housing Project), Series 2025 (A1/A+)
500,000 5.000
07/01/2027
517,033
V-Dana Community Development District
500,000 3.125
05/01/2031
489,514
Venetian Parc Community Development District Miami-Dade
County Florida Special Assessment Refunding Bonds Series
2024 Assessment Area Two (NR/NR)
120,000 5.000
05/01/2026
120,468
100,000 5.000
05/01/2027
101,601
1,075,000 5.000
05/01/2034
1,162,205
Verandah East Community Development District Special
Assessment Revenue Refunding Improvement Bonds for Lee
County Series 2016 (NR/NR)
530,000 3.750
05/01/2026
529,274
Viera East Community Development District Special Assessment
Bonds Series 2020 (AGM) (NR/AA)
1,715,000 2.600
05/01/2034
1,509,226
Viera East Community Development District Special Revenue
Assessment Bonds Series 2020 (AGM) (NR/AA)
795,000 2.000
05/01/2026
788,537
Villa Portofino West Community District Special Assessment
Refunding Series 2020 (NR/NR)
973,000 3.500
05/01/2030
954,863
Village Community Development District Special Assessment
Revenue Refunding Bonds Series 2020 (AGM) (NR/AA)
1,350,000 5.000
05/01/2026
1,358,991
Vizcaya In Kendall Community Development District Special
Assessment Bonds Series 2016 (NR/BBB)
1,000,000 3.750
11/01/2031
991,453
Volusia County Educational Facilities Authority Educational
Facilities Revenue Refunding Bonds Stetson University, Inc.
Project, Series 2025 (Baa1/BBB+)
300,000 5.000
06/01/2026
302,057
350,000 5.000
06/01/2027
357,953
400,000 5.000
06/01/2028
415,261
500,000 5.000
06/01/2029
526,683
430,000 5.000
06/01/2030
458,902

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Watergrass Community Development District Special Assessment
Revenue Refunding Bonds Series 2021 (NR/NR) (NR/NR)
$ 170,000 2.000%
05/01/2026
$ 168,892
Wildblue Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
1,695,000 3.750
(d)
06/15/2030
1,677,949
292,812,928
Georgia - 2.8%
Atlanta Development Authority RB for New Downtown Atlanta
Stadium Project Senior Lien Series 2015 A-1 (Aa3/A+)
3,450,000 5.250
07/01/2040
3,453,821
Bartow County Development Authority Pollution Control RB for
Georgia Power Company Plant Bowen Project Series 2009
(A3/A/A-2) (PUTABLE)
3,130,000 3.950
(b)(c)
12/01/2032
3,179,951
Burke County Development Authority Pollution Control RB for
Georgia Power Company Plant Vogtle Project Series 1996
(A3/A) (PUTABLE)
1,335,000 3.875
(b)(c)
10/01/2032
1,336,941
City of Atlanta Airport General RB Series 2025B-1
(AMT) (Aa3/AA)
3,500,000 5.000
07/01/2032
3,897,451
City of Atlanta GO Public Improvement Bonds Series 2022A-1
(Aa1/NR)
525,000 5.000
12/01/2027
548,788
City of Atlanta GO Public Improvement Bonds Series 2022A-2
(Aa1/NR)
2,375,000 5.000
12/01/2027
2,488,386
Colquitt County School District GO Bonds Series 2023
(ST AID WITHHLDG) (Aa1/NR)
935,000 5.000
12/01/2026
955,880
Development Authority of Burke County Pollution Control RB for
Georgia Power Company Plant Vogtle Project First Series 2013
(A3/A) (PUTABLE)
2,395,000 3.375
(b)(c)
11/01/2053
2,405,060
Development Authority of Burke County Pollution Control RB for
Georgia Power Company Plant Vogtle Project Second Series
2008 (A3/A/A-1) (PUTABLE)
2,020,000 3.375
(b)(c)
11/01/2048
2,028,485
Development Authority of Burke County Pollution Control RB
Georgia Power Company Plant Vogtle Project Fifth Series 1994
(A3/A) (PUTABLE)
1,950,000 3.700
(b)(c)
10/01/2032
1,979,153
Housing Authority of Douglas County Multifamily Housing RB
Astoria at Crystal Lake Project Series 2024B (Aa1/NR)
1,000,000 5.000
(b)(c)
10/01/2028
1,032,688
Housing Authority of The City of Lawrenceville Multifamily
Housing RB Applewood Towers Project Series 2024B
(Aa1/NR)
1,615,000 5.000
(b)(c)
10/01/2028
1,670,582
Main Street Energy, Inc. Energy Project RB, Series 2025D
(A3/NR)
4,000,000 5.000
12/01/2033
4,255,281
Main Street Natural Gas Inc. Gas Supply RB Series 2019A
(A1/NR)
3,000,000 5.000
05/15/2026
3,017,064
500,000 5.000
05/15/2027
510,863
1,975,000 5.000
05/15/2030
2,076,209
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Georgia – (continued)
Main Street Natural Gas Inc. Gas Supply RB Series 2019C
(A3/NR)
$ 5,230,000 4.000%
(b)(c)
03/01/2050
$ 5,257,784
Main Street Natural Gas Inc. Gas Supply RB Series 2021A
(Aa1/NR)
1,000,000 4.000
(b)(c)
07/01/2052
1,009,629
Main Street Natural Gas Inc. Gas Supply RB Series 2022B
(A3/NR)
1,740,000 5.000
06/01/2027
1,778,833
Main Street Natural Gas Inc. Gas Supply RB Series 2022C
(NR/BBB-)
3,665,000 4.000
(d)
11/01/2026
3,677,144
Main Street Natural Gas Inc. Gas Supply RB Series 2023A
(A3/NR)
7,000,000 5.000
(b)(c)
06/01/2053
7,379,819
Main Street Natural Gas Inc. Gas Supply RB Series 2023B
(Aa1/NR)
13,040,000 5.000
(b)(c)
07/01/2053
13,762,010
Main Street Natural Gas Inc. Gas Supply RB Series 2025A
(Aa2/NR)
15,925,000 5.000
(b)(c)
06/01/2055
17,245,061
Main Street Natural Gas Inc. Gas Supply RB Series 2025B
(A3/NR)
1,500,000 5.000
12/01/2029
1,589,863
3,300,000 5.000
12/01/2030
3,530,169
Main Street Natural Gas Inc., Gas Supply RB Series 2023E-1
(Aa1/NR)
4,000,000 5.000
(b)(c)
12/01/2053
4,280,487
Main Street Natural Gas Inc., Gas Supply RB, Series 2019A
(A1/NR)
3,740,000 5.000
05/15/2028
3,874,955
Main Street Natural Gas, Inc., Gas Supply RB Series 2024A
(Aa1/NR)
2,800,000 5.000
(b)(c)
05/01/2054
3,008,260
Medical Center Hospital Authority Revenue Anticipation
Certificates for Piedmont Healthcare Project Series 2019A
(Aa3/AA-)
7,190,000 5.000
(b)(c)
07/01/2054
7,202,229
Monroe County Development Authority Pollution Control RB First
Series 2009 (A3/A/A-1) (PUTABLE)
2,275,000 1.000
(b)(c)
07/01/2049
2,238,508
Monroe County Development Authority Pollution Control RB for
Georgia Power Company Plant Scherer Project Series 2006
(A3/A) (PUTABLE)
1,560,000 3.875
(b)(c)
12/01/2041
1,562,380
Monroe County Development Authority Pollution Control RB for
Georgia Power Company Plant Scherer Project Series 2012
(A3/A) (PUTABLE)
2,875,000 3.875
(b)(c)
06/01/2042
2,879,181
Monroe County Development Authority Pollution Control RB for
Georgia Power Company Plant Scherer Project Series 2013
(A3/A) (PUTABLE)
1,560,000 3.875
(b)(c)
04/01/2043
1,562,268
Monroe County Georgia Development Authority Pollution Control
RBGeorgia Power Company Plant Scherer Project First Series
2008 (A3/A) (PUTABLE)
7,500,000 3.350
(b)(c)
11/01/2048
7,547,819

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Georgia – (continued)
Municipal Electric Authority of Georgia Project One Subordinated
Bonds Series 2024A (A2/A-)
$ 500,000 5.000%
01/01/2031
$ 550,316
Pike County School District Georgia GO Bonds Series 2025
(ST AID WITHHLDG) (Aa1/NR)
455,000 5.000
10/01/2030
506,401
Private Colleges and Universities Authority Emory University  RB,
Series 2025A (Aa2/AA)
4,000,000 5.000
09/01/2029
4,344,067
Richmond County Board of Education GO Sales Tax Bonds Series
2023 (ST AID WITHHLDG) (Aa1/AA+)
650,000 5.000
10/01/2027
678,047
Urban Residential Finance Authority of The City of Atlanta
Georgia Multifamily Housing RB Series 2024B (Aa1/NR)
8,920,000 2.920
(b)(c)
05/01/2029
8,917,392
Urban Residential Finance Authority ofThe City of Atlanta Georgia
Multifamily Housing RB City Lights South Series 2025
(HUD SECT 8) (Aa1/NR)
1,450,000 3.150
(b)(c)
12/01/2029
1,453,181
Windward Preserve Community Development District City of
Cocoa Florida Capital Improvement RB Series 2025 (Aa3/AA)
4,500,000 5.000
07/01/2031
4,977,406
145,649,812
Guam - 0.5%
A.B. Won Pat International Airport Authority Guam General RB
2024 Series A (AMT) (Baa2/NR)
120,000 5.000
10/01/2027
122,819
200,000 5.000
10/01/2028
207,306
500,000 5.000
10/01/2029
524,485
250,000 5.000
10/01/2030
265,122
250,000 5.000
10/01/2031
267,692
350,000 5.000
10/01/2032
377,470
A.B. Won Pat International Airport Authority Guam General RB
2024 Series B (NON-AMT) (Baa2/NR)
200,000 5.000
10/01/2030
214,262
200,000 5.000
10/01/2031
216,526
400,000 5.000
10/01/2032
435,382
200,000 5.000
10/01/2033
219,523
Government of Guam Business Privilege Tax Refunding Bonds
Series 2025G (Baa3/NR)
2,900,000 5.000
01/01/2029
3,058,495
4,150,000 5.000
01/01/2030
4,450,618
Guam Power Authority Refunding RB Series 2022 A (Baa2/BBB)
1,300,000 5.000
10/01/2029
1,390,491
Guam Power Authority Revenue Refunding Bonds 2024 Series A
(Baa2/BBB)
500,000 5.000
10/01/2026
507,308
450,000 5.000
10/01/2027
465,677
500,000 5.000
10/01/2028
527,383
Guam Power Authority Revenue Refunding Bonds, 2022 Series A
(Baa2/BBB)
2,900,000 5.000
10/01/2032
3,232,069
Guam Waterworks Authority RB Refunding for Water &
Wastewater System Series 2024A (Baa2/A-)
350,000 5.000
07/01/2026
353,258
350,000 5.000
07/01/2027
359,770
750,000 5.000
07/01/2028
784,322
700,000 5.000
07/01/2029
744,498
1,125,000 5.000
07/01/2030
1,214,197
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Guam – (continued)
Guam Waterworks Authority RB Refunding for Water &
Wastewater System Series 2024B (Baa2/A-)
$ 600,000 5.000%
07/01/2026
$ 605,586
500,000 5.000
07/01/2027
513,957
1,000,000 5.000
07/01/2028
1,045,762
985,000 5.000
07/01/2029
1,047,615
1,175,000 5.000
07/01/2030
1,268,161
Guam Waterworks Authority Water and Wastewater System RB
Series 2025A (Baa2/A-)
820,000 5.000
07/01/2031
897,436
930,000 5.000
07/01/2032
1,029,601
1,215,000 5.000
07/01/2033
1,355,159
Port Authority of Guam Port RB 2018 Series B Private Activity
(AMT) (Baa2/A)
410,000 5.000
07/01/2032
423,458
28,125,408
Hawaii - 0.6%
City and County of Honolulu GO Bonds for Honolulu Rail Transit
Project Series 2021E (Aa2/NR)
5,315,000 5.000
03/01/2027
5,469,998
City and County of Honolulu GO Bonds Series 2019B (Aa2/NR)
1,000,000 5.000
09/01/2041
1,033,999
City and County of Honolulu Multifamily Housing
RB Maunakea Tower Apartments Series 2023
(HUD SECT 8) (Aa1/NR) (PUTABLE)
7,040,000 5.000
(b)(c)
06/01/2027
7,094,383
City and County of Honolulu Wastewater System RB Junior Series
2025A (NR/AA+)
3,400,000 5.000
07/01/2032
3,897,732
Kauai County Community Facilities District No. 2008-1 Special
Tax RB for Kukui'ula Development Series 2019 (NR/NR)
75,000 5.000
05/15/2029
78,627
State of Hawaii Airports System RB, Series 2018A
(AMT) (Aa3/AA-)
2,300,000 5.000
07/01/2035
2,386,937
State of Hawaii Department of Budget and Finance Special Purpose
RB Refunding Series 2017A (Ba2/NR)
10,735,000 3.100
05/01/2026
10,677,090
30,638,766
Idaho - 0.0%
Idaho Health Facilities Authority St. Luke'S Health System Project
RB Series 2025C (NR/A)
2,000,000 5.000
(b)(c)
03/01/2060
2,207,344
a a
Illinois - 7.6%
Board of Trustee of Northern Illinois University Auxiliary Facilities
System RB Series 2021 (BAM) (Baa3/AA)
250,000 5.000
10/01/2026
253,541
325,000 5.000
10/01/2028
339,947
Carol Stream Park District GO Refunding Park Bonds Series 2016
(BAM) (NR/AA)
4,705,000 5.000
01/01/2037
4,709,151
Chicago GO Bonds 2019A (NR/NR)
550,000 5.000
01/01/2028
574,944
Chicago GO Bonds 2019A (NR/BBB)
3,210,000 5.000
01/01/2028
3,283,562

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois Board of Education GO Bonds Capital
Appreciation for School Reform Series 1998 B-1
(NATL) (Baa3/BB+)
$ 660,000 0.000%
(f)
12/01/2026
$ 638,422
4,645,000 0.000
(f)
12/01/2027
4,328,558
710,000 0.000
(f)
12/01/2029
613,392
Chicago Illinois Board of Education GO Bonds Capital
Appreciation for School Reform Series 1999 A
(NATL) (Baa3/BB+)
500,000 0.000
(f)
12/01/2027
465,937
200,000 0.000
(f)
12/01/2029
172,787
Chicago Illinois Board of Education GO Refunding Bonds
Capital Appreciation for School Reform Series 1999 A
(NATL) (Baa3/BB+)
800,000 0.000
(f)
12/01/2031
637,503
Chicago Illinois Board of Education Unlimited Tax GO Refunding
Bonds for Dedicated Revenues Series 2018 A (AG) (NR/AA)
800,000 5.000
12/01/2034
828,171
Chicago Illinois Board of Education Unlimited Tax GO
Refunding Bonds for Dedicated Revenues Series 2018 A
(AGM) (NR/AA)
3,615,000 5.000
12/01/2026
3,665,480
Chicago Park District GO LT Refunding Bonds Series 2023C
(NR/AA-)
2,400,000 5.000
01/01/2026
2,400,000
2,780,000 5.000
01/01/2027
2,840,000
1,965,000 5.000
01/01/2028
2,049,670
City of Chicago Board of Education Capital Appreciation Bonds
for School Reform Series 1998B-1 (NATL) (Baa3/BB+)
685,000 0.000
(f)
12/01/2028
614,914
City of Chicago Board of Education GO Bonds Series 1999 A
(NATL) (Baa3/BB+)
1,760,000 5.500
12/01/2026
1,779,264
1,755,000 0.000
(f)
12/01/2030
1,456,286
City of Chicago Board of Education UT GO Refunding Bonds
Series 2018A (AGM) (NR/AA)
1,500,000 5.000
12/01/2029
1,572,543
City of Chicago Board of Education UT GO Refunding Bonds
Series 2018C (AGM) (NR/AA)
5,000,000 5.000
12/01/2027
5,150,463
9,035,000 5.000
12/01/2029
9,443,774
1,000,000 5.000
12/01/2030
1,044,928
City of Chicago Chicago O’Hare International Airport General
Airport Senior Lien RB, Series 2017D (AMT) (NR/A+)
2,500,000 5.000
01/01/2037
2,531,558
City of Chicago Chicago O'Hare International Airport General
Airport Senior Lien Revenue Refunding Bonds Series 2016C
(NR/A+)
7,625,000 5.000
01/01/2038
7,633,652
City of Chicago GO Bonds Project & Refunding Series 2017A
(NR/BBB)
2,000,000 5.625
01/01/2031
2,033,902
City of Chicago GO Bonds Refunding Series 2020A (NR/BBB)
3,430,000 5.000
01/01/2027
3,470,223
3,565,000 5.000
01/01/2028
3,646,698
City of Chicago GO Bonds Refunding Series 2020A (NR/NR)
1,680,000 5.000
01/01/2028
1,756,192
City of Chicago GO Bonds Refunding Series 2021B (NR/BBB)
1,855,000 4.000
01/01/2028
1,862,155
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
City of Chicago GO Bonds Refunding Series 2024B (NR/BBB)
$ 10,205,000 5.000%
01/01/2032
$ 10,810,584
City of Chicago GO Bonds, Series 2025B (NR/BBB)
5,865,000 5.000
01/01/2032
6,213,040
City of Chicago GO Refunding Bonds Series 2020 A (NR/BBB)
1,000,000 5.000
01/01/2029
1,034,313
1,950,000 5.000
01/01/2030
2,037,350
City of Chicago Midway Airport RB Refunding for Senior Lien
Airport Series 2023B (NON-AMT) (BAM) (NR/AA)
3,250,000 5.000
01/01/2026
3,250,000
2,345,000 5.000
01/01/2027
2,403,781
City of Chicago Midway Airport RB Refunding for Senior Lien
Airport Series 2023C (AMT) (NR/A)
5,000,000 5.000
01/01/2026
5,000,000
5,755,000 5.000
01/01/2027
5,861,540
City of Chicago Midway Airport Senior Lien Airport Refunding
RB Series 2023C (AMT) (NR/A)
1,000,000 5.000
01/01/2028
1,035,785
City of Chicago Multi-Family Housing RB The Ave Sw Project
Series 2025 (Aa1/NR)
4,600,000 3.200
(b)(c)
10/01/2028
4,618,406
City of Chicago O’Hare International Airport General Airport
Senior Lien RB Series 2024C (AMT) (NR/A+)
420,000 5.000
01/01/2034
468,218
City of Chicago O'Hare International Airport General Airport
Senior Lien Refunding RB Series 2024C (AMT) (NR/A+)
10,000,000 5.000
01/01/2028
10,357,854
City of Chicago Second Lien Wastewater Transmission RB
Refunding Series 2017B (NR/A+)
1,000,000 5.000
01/01/2038
1,015,933
City of Chicago Second Lien Wastewater Transmission RB
Refunding Series 2024A (NR/A+)
500,000 5.000
01/01/2026
500,000
600,000 5.000
01/01/2027
613,194
City of Chicago Second Lien Wastewater Transmission RB
Refunding Series 2024B (BAM) (NR/AA)
1,800,000 5.000
01/01/2030
1,952,969
City of Chicago Second Lien Water RB Refunding Series 2024A
(NR/A+)
2,650,000 5.000
11/01/2031
2,953,580
City of Chicago Second Lien Water Revenue Refunding Bonds
Series 2004 (NR/A+)
1,900,000 5.000
11/01/2026
1,934,707
City of Chicago Special Assessment Improvement Bonds
Refunding Series 2022 (NR/NR)
305,000 2.690
(d)
12/01/2026
301,033
255,000 2.870
(d)
12/01/2027
249,329
City of Chicago Special Assessment Improvement Bonds
Refunding Series 2022 Lakeshore East Project (NR/NR)
270,000 3.040
(d)
12/01/2028
262,666
City of Springfield Illinois Senior Lien Electric Revenue
Refunding Bonds Series of 2024 (BAM) (A3/AA)
4,900,000 5.000
03/01/2030
5,312,082
Community Consolidated School District Number 65 Cook County
Illinois Evanston/Skokie GO Limited Tax School Bonds Series
2025A (AG) (Aa3/AA)
300,000 5.000
12/01/2030
330,483
850,000 5.000
12/01/2031
947,011
1,350,000 5.000
12/01/2032
1,514,716

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
Forest Preserve District of Will County Illinois GO Limited Tax
Bonds Series 2024 (Aa1/NR)
$ 225,000 5.000%
12/15/2031
$ 252,775
225,000 5.000
12/15/2032
255,414
Illinois Finance Authority Graduate and Professional Student Loan
Program RB Midwestern University Foundation Senior Series
2025A (NR/AAA)
475,000 5.000
07/01/2030
503,627
315,000 5.000
07/01/2031
335,873
300,000 5.000
07/01/2032
321,456
250,000 5.000
07/01/2033
269,420
Illinois Finance Authority Illinois Finance Authority RB Series
2025A-1 (NR/A+)
1,000,000 5.000
(b)(c)
08/15/2054
1,075,839
Illinois Finance Authority RB for Presbyterian Homes Obligated
Group Series 2021 B (NR/NR)
(SIFMA Municipal Swap Index Yield + 0.70%)
2,250,000 4.020
(c)(e)
05/01/2042
2,243,404
Illinois Finance Authority RB for University of Illinois Series 2020
(NR/BBB+)
500,000 5.000
10/01/2026
505,557
Illinois Finance Authority RB Refunding for American
Water Capital Corp. Project Series 2020
(NON-AMT) (Baa1/A) (PUTABLE)
700,000 3.875
(b)(c)
05/01/2040
714,456
Illinois Finance Authority RB Refunding for Lifespace
Communities, Inc. Obligated Group Series 2015 A (NR/NR)
540,000 5.000
05/15/2026
540,224
Illinois Finance Authority RB The University of Chicago Series
2024B (Aa2/AA-)
2,400,000 5.000
04/01/2027
2,470,530
2,700,000 5.000
04/01/2028
2,837,936
Illinois Finance Authority RB, Series 2025B-1
3,665,000 4.100
05/01/2031
3,668,775
Illinois Finance Authority RB, Series 2025B-2
2,230,000 3.650
05/01/2031
2,231,687
Illinois Finance Authority Revenue Refunding Bonds Bradley
University Project Series 2024 (NR/BBB+)
500,000 5.000
08/01/2026
504,908
500,000 5.000
08/01/2027
510,103
805,000 5.000
08/01/2028
826,968
Illinois Finance Authority Revenue Refunding Bonds Noble
Network of Charter Schools Series 2025A (NR/BBB)
695,000 5.000
09/01/2026
702,900
490,000 5.000
09/01/2027
503,149
520,000 5.000
09/01/2028
540,785
815,000 5.000
09/01/2029
857,570
860,000 5.000
09/01/2030
914,195
910,000 5.000
09/01/2031
975,818
Illinois Finance Authority Taxable RB for Theory and Computing
Sciences Building Trust Series 2023 (A2/NR)
12,575,000 6.693
07/01/2033
12,870,840
Illinois Finance Authority Tax-Exempt Surface Freight Transfer
Facilities RB for Centerpoint Joliet Terminal Railroad Project
Series 2020 (NR/BBB+)
3,000,000 4.125
(b)(c)(d)
12/01/2050
2,994,728
Illinois Financial Authority Revenue Refunding Bonds, Series
2021B and D (Aa2/AA+/A-1+)
660,000 2.450
(b)(c)
07/15/2055
660,000
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
Illinois Housing Development Authority Multifamily Housing RB
Lakeside Tower Series 2025B (Aa1/NR)
$ 1,500,000 3.150%
(b)(c)
08/01/2029
$ 1,501,353
Illinois Housing Development Authority Multifamily
Housing RB Series 2024 Walden Oaks Il
(HUD SECT 8 FHA 221(D)(4)) (Aa1/NR)
2,500,000 5.000
(b)(c)
10/01/2027
2,533,343
Illinois Housing Development Authority
Multifamily Housing RB, Series 2023
(6900 Crandon) (HUD SECT 8 FHA 221
(d)
(4)) (Aa1/NR)
1,330,000 5.000
(b)(c)
02/01/2027
1,331,991
Illinois Housing Development Authority Multifamily Housing RB,
Series 2023 South Shore (HHDC) (HUD SECT 8) (Aa1/NR)
4,340,000 5.000
(b)(c)
02/01/2027
4,347,764
Illinois Municipal Electric Agency Power Supply System Revenue
Refunding Bonds Series 2025A (AG) (A1/AA)
10,000,000 5.000
02/01/2032
11,289,568
Illinois State GO Bonds Series 2017 D (A2/A-)
34,465,000 5.000
11/01/2026
35,089,658
1,000,000 5.000
11/01/2028
1,037,280
Illinois State GO Refunding Bonds Series 2018 B (A2/A-)
1,825,000 5.000
10/01/2031
1,918,801
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev
Bonds McCormick Place Expansion 2002 A (NATL) (Baa1/A)
3,520,000 0.000
(f)
12/15/2029
3,102,281
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev
Bonds McCormick Place Expansion Proj * (NATL) (Baa1/A)
1,220,000 0.000
(f)
06/15/2028
1,128,944
Metropolitan Pier & Exposition Authority Mccormick Place
Expansion Project Refunding Bonds Series 2024A (NR/A)
2,150,000 5.000
06/15/2029
2,225,858
Metropolitan Pier & Exposition Authority Mccormick Place
Expansion Project Refunding Bonds Series 2024B (NR/A)
4,435,000 4.000
12/15/2026
4,475,009
1,420,000 4.000
12/15/2027
1,444,296
Metropolitan Pier & Exposition Authority RB Refunding for
McCormick Place Expansion Project Series 2022 B (NR/A)
3,000,000 5.000
12/15/2027
3,005,768
Metropolitan Pier and Exposition Authority Dedicated State Tax
RB Series 2002A (NATL) (Baa1/A)
25,120,000 0.000
(f)
12/15/2034
18,329,009
Northern Illinois University Board of Trustees Auxiliary Facilities
System RB Series 2021 (BAM) (Baa3/AA)
325,000 5.000
10/01/2030
349,758
Sales Tax Securitization Corp Bonds Series 2018C (NR/A+)
10,900,000 5.000
01/01/2026
10,900,000
Sales Tax Securitization Corp. Second Lien Sales Tax
Securitization Bonds Series 2020A (NR/A+)
3,480,000 5.000
01/01/2026
3,480,000
Sales Tax Securitization Corp. Second Lien Sales Tax
Securitization Bonds Series 2021A (NR/A+)
5,235,000 5.000
01/01/2027
5,356,832
1,675,000 5.000
01/01/2032
1,845,707
4,500,000 5.000
01/01/2033
4,989,447
South Sangamon Water Commission GO Refunding Bonds for
Alternative Revenue Source Series 2020 (AG) (A3/AA)
125,000 4.000
01/01/2032
128,627
500,000 4.000
01/01/2033
512,972

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
State of Illinois Build Illinois Bonds Sales Tax RB Junior
Obligation Series of March 2025 Junior Obligation Series
A  2025 (NR/A)
$ 3,100,000 5.000%
06/15/2034
$ 3,530,004
State of Illinois Build Illinois Bonds Sales Tax RB Junior
Obligation Tax-Exempt Series A of September 2016 (NR/A)
1,130,000 4.000
06/15/2030
1,133,059
State of Illinois General Obligation Bonds Series of May 2024B
(A2/A-)
3,000,000 5.000
05/01/2026
3,021,456
3,000,000 5.000
05/01/2027
3,085,105
State of Illinois GO Bonds Series 2016 (A2/A-)
2,965,000 5.000
01/01/2026
2,965,000
5,700,000 5.000
11/01/2028
5,796,732
State of Illinois GO Bonds Series 2017A (A2/A-)
3,455,000 5.000
12/01/2027
3,591,042
State of Illinois GO Bonds Series 2017C (A2/A-)
7,540,000 5.000
11/01/2029
7,812,496
State of Illinois GO Bonds Series 2017D (A2/A-)
5,560,000 5.000
11/01/2027
5,778,066
State of Illinois GO Bonds Series 2020 (A2/A-)
2,465,000 5.500
05/01/2030
2,637,935
State of Illinois GO Bonds Series 2021A (A2/A-)
2,750,000 5.000
03/01/2026
2,759,921
State of Illinois GO Bonds Series of November 2019B (A2/A-)
10,000,000 5.000
11/01/2032
10,686,410
State of Illinois GO Refunding Bonds Series 2016 (A2/A-)
4,215,000 5.000
02/01/2026
4,222,348
4,020,000 5.000
02/01/2028
4,110,562
2,100,000 5.000
02/01/2029
2,146,108
State of Illinois GO Refunding Bonds Series 2018A (A2/A-)
7,190,000 5.000
10/01/2028
7,597,291
State of Illinois GO Refunding Bonds Series 2018B (A2/A-)
6,000,000 5.000
10/01/2028
6,339,881
State of Illinois GO Refunding Bonds Series of October 2016 Il
(A2/A-)
1,495,000 5.000
02/01/2027
1,528,653
State ofIllinois GO Bonds, Series of May 2018A (A2/A-)
2,500,000 5.000
05/01/2038
2,567,889
The Illinois State Toll Highway Authority Toll Highway Senior RB
2015 Series A (Aa3/AA-)
1,000,000 5.000
01/01/2037
1,001,425
Windward Preserve Community Development District City
of Cocoa Florida Capital Improvement RB Series 2025
(NATL-IBC FGIC) (Baa3/BB+)
7,000,000 0.000
(f)
12/01/2030
5,816,957
392,317,734
Indiana - 0.9%
City of Whiting Environmental Facilities Refunding RB for
BP Products North America Inc. Project Series 2019A
(A1/A-) (PUTABLE)
7,050,000 5.000
(b)(c)
12/01/2044
7,114,871
City of Whiting, Indiana Environmental Facilities RB
Bp Products North America Inc. Project Series 2015
(AMT) (A1/A-) (PUTABLE)
8,000,000 4.400
(b)(c)
11/01/2045
8,394,174
Indiana Finance Authority Health Facility RB Series 2024 (A3/A-)
450,000 5.000
03/01/2026
451,473
300,000 5.000
03/01/2027
306,934
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Indiana – (continued)
Indiana Finance Authority Health Facility RB Series 2024
(A3/A-) – (continued)
$ 350,000 5.000%
03/01/2028
$ 364,208
385,000 5.000
03/01/2029
407,746
1,030,000 5.000
03/01/2030
1,109,399
610,000 5.000
03/01/2031
666,895
Indiana Finance Authority Health System RB Series 2025 Indiana
University Health Series 202D-1 (Aa2/AA)
2,950,000 5.000
(b)(c)
10/01/2064
3,151,007
Indiana Finance Authority RB Refunding for Indianapolis Power &
Light Co. Series 2020 A (A2/A-) (PUTABLE)
3,000,000 0.750
(b)(c)
12/01/2038
2,978,582
Indiana Finance Authority RB Refunding for Indianapolis Power &
Light Co. Series 2020 B (AMT) (A2/A-) (PUTABLE)
4,525,000 0.950
(b)(c)
12/01/2038
4,494,891
Indiana Finance Authority RB Series 2025C-2 Tax-Exempt
Mandatory Paydown Securities Temps-50SM Greenwood
Village South Project (NR/NR)
1,000,000 3.750
05/15/2032
1,001,882
Indiana Finance Authority RB, Series 2025C-1 (NR/NR)
2,700,000 4.125
05/15/2032
2,705,165
Indiana Finance Authority Senior Living RB Indiana Masonic
Home Project, Series A  2025 (NR/NR)
1,500,000 4.300
05/01/2029
1,520,663
Indiana Finance Authority State Revolving Fund Program Bonds,
Series 2025C (NR/AAA)
245,000 5.000
02/01/2030
269,787
The Indianapolis Local Public Improvement Bond Bank Bonds
Series 2024E (NR/AA-)
2,600,000 5.000
02/01/2031
2,880,859
895,000 5.000
02/01/2032
1,005,023
The Indianapolis Local Public Improvement Bond Bank Bonds,
Series 2025B (AMT) (A1/NR)
6,225,000 5.000
01/01/2028
6,471,059
45,294,618
Iowa - 0.3%
City of Waterloo Black Hawk County Iowa GO Capital Loan Notes
Series 2024D (Aa2/NR)
1,900,000 4.500
06/01/2027
1,912,901
Iowa Finance Authority Midwestern Disaster Area Revenue
Refunding Bonds for Iowa Fertilizer Company Project Series
2022 (#Aa1/AA+)
3,170,000 5.000
(a)(b)(c)
12/01/2032
3,644,807
Iowa Finance Authority Midwestern Disaster Area Revenue
Refunding Bonds Series 2022 (#Aa1/AA+)
490,000 4.000
(a)(b)(c)
12/01/2032
532,589
1,260,000 5.000
(a)
12/01/2032
1,448,724
Iowa Finance Authority RB Refunding for Lifespace Communities,
Inc. Obligated Group Series 2021 A (NR/NR)
2,105,000 4.000
05/15/2026
2,103,919
Iowa Higher Education Loan Authority Private College Facility RB
University of Dubuque Project Series 2025 (NR/BBB-)
1,765,000 5.000
10/01/2032
1,889,966
1,950,000 5.000
10/01/2034
2,097,356
13,630,262

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Kansas - 0.2%
City of Burlington Environmental Improvement RB Refunding for
Energy Metro, Inc. Project Series 2023 (A2/A)
$ 3,775,000 4.300%
(b)(c)
03/01/2045
$ 3,780,703
City of Wichita, Kansas Multifamily Housing RB Market Centre
Apartments Series Iv, 2025 (Aa1/NR)
4,250,000 3.150
(b)(c)
02/01/2030
4,262,325
8,043,028
Kentucky - 1.2%
County of Boone Pollution Control Revenue Refunding Bonds
Series 2008A (NON-AMT) (Baa1/BBB+)
5,040,000 3.700
08/01/2027
5,071,918
County of Owen Water Facilities Refunding RB Series 2020
(NON-AMT) (Baa1/A) (PUTABLE)
700,000 3.875
(b)(c)
06/01/2040
714,455
Kenton County Kentucky Airport Board Cincinnati Northern
Kentucky International Airport RB Series 2024 (A1/NR)
1,000,000 5.000
01/01/2029
1,059,038
Kenton County KY School District Financial
Coporation School Building RB 2016 B
(BAM-TCRS ST INTERCEPT) (Aa3/AA)
475,000 3.000
04/01/2030
475,061
Kentucky Asset/Liability Commission Project Notes 2024 Federal
Highway Trust Fund First Refunding Series A (NR/AA)
7,985,000 5.000
09/01/2026
8,105,984
Kentucky Economic Development Finance Authority Healthcare
Facilities Refunding RB Series 2022 (NR/NR)
3,570,000 4.500
10/01/2027
3,570,867
Kentucky Interlocal School Transportation Association Kista
Equipment Lease Certificates of Participation Series of 2024
(ST INTERCEPT) (Aa3/NR)
550,000 4.000
03/01/2026
550,995
515,000 4.000
03/01/2027
522,069
Louisville & Jefferson County Metropolitan Government RB
Refunding for Louisville Gas & Electric Co. Series 2001 A
(A1/A)
3,800,000 0.900
09/01/2026
3,729,551
Louisville Jefferson County Metro Government Health System RB
for Norton Healthcare Series 2023A (NR/A)
700,000 5.000
10/01/2026
710,226
1,700,000 5.000
10/01/2027
1,762,955
Public Energy Authority of Kentucky Gas Supply RB Series 2019C
(A1/NR)
9,450,000 4.000
(b)(c)
02/01/2050
9,572,947
Public Energy Authority of Kentucky Gas Supply RB, 2025 Series
B (Baa2/NR)
8,550,000 5.000
12/01/2033
8,863,617
Public Energy Authority of Kentucky Gas Supply Revenue
Refunding Bonds 2024 Series B (A1/NR)
390,000 5.000
02/01/2026
390,459
800,000 5.000
08/01/2026
807,121
500,000 5.000
02/01/2027
508,532
1,150,000 5.000
08/01/2027
1,178,953
575,000 5.000
02/01/2028
593,479
Public Energy Authority of Kentucky Gas Supply Revenue
Refunding Bonds 2025 Series A (A1/NR)
7,000,000 5.250
(b)(c)
06/01/2055
7,404,859
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Kentucky – (continued)
Rural Water Financing Agency Kentucky Public Projects RB
Flexible Term Program Series 2025D (NR/AA-)
$ 6,900,000 3.375%
08/01/2027
$ 6,917,813
62,510,899
Louisiana - 1.3%
City of New Orleans GO Refunding Bonds Series 2022 (A3/A-)
4,255,000 5.000
12/01/2026
4,342,561
1,715,000 5.000
12/01/2027
1,789,599
East Baton Rouge Sewerage Commission Revenue Refunding
Bonds Series 2025A (Aa3/AA-)
1,750,000 5.000
02/01/2028
1,833,915
East Baton Rouge Sewerage Commission Tax Exempt Revenue
Refunding Bonds Series 2020A (NR/AA-)
1,100,000 5.000
02/01/2026
1,102,117
Lakeshore Villages Master Community Development District
Special Assessment Series 2021 (NR/NR)
695,000 2.875
06/01/2031
641,759
Louisiana Housing Corporation Multifamily Housing RB
5,000,000 3.150
(b)(c)
04/01/2030
5,011,417
Louisiana Housing Corporation Multifamily Housing RB Arbours
At Acadiana ProjectSeries 2024 (FHA 221(D)(4)) (Aa1/NR)
2,228,000 5.000
(b)(c)
04/01/2028
2,282,377
Louisiana Housing Corporation Multifamily Housing RB
Arbours At Lafayette Phase II Project Series 2024
(FHA 221(D)(4)) (Aa1/NR)
1,200,000 5.000
(b)(c)
04/01/2028
1,226,322
Louisiana Local Government Environmental Facilities &
Community Development Authority Insurance Assessment RB
for Louisiana Insurance Guaranty Association Project Series
2022B (A1/NR)
3,300,000 5.000
08/15/2027
3,420,110
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue and Refunding
RB for Christwood Project Series 2024 (NR/NR)
900,000 4.250
(d)
11/15/2030
905,948
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue Refunding
Bonds for Ragin' Cajun Facilities Student Housing & Parking
Project Series 2017 (AGM) (NR/AA)
1,230,000 5.000
10/01/2026
1,248,343
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue Refunding
Bonds for Westlake Chemical Corp. Project Series 2017
(Baa2/BBB+)
1,490,000 3.500
11/01/2032
1,477,856
Louisiana Offshore Terminal Authority Deepwater Port RB for
Loop LLC Project Series 2007A (A3/NR)
7,725,000 4.150
09/01/2027
7,797,195
Louisiana Offshore Terminal Authority Deepwater Port
RB for Loop LLC Project Series 2007-B-2A-2
(NON-AMT) (A3/BBB+) (PUTABLE)
2,500,000 4.200
(b)(c)
10/01/2037
2,510,459
Louisiana Offshore Terminal Authority Deepwater
Port RB for Loop LLC Project Series 2013A
(NON-AMT) (A3/NR) (PUTABLE)
3,775,000 4.200
(b)(c)
09/01/2033
3,838,274
Louisiana Public Facilities Authority Hospital RB Louisiana
Children Medicine Ctr 2023A (NR/A)
3,050,000 5.250
(b)(c)
12/01/2052
3,330,561

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Louisiana – (continued)
Louisiana Public Facilities Authority Hospital RB Louisiana
Children's Medical Center Project Series 2015A3 RMKT
(NR/A)
$ 6,250,000 5.000%
(b)(c)
06/01/2045
$ 6,517,397
Louisiana Public Facilities Authority Revenue and Refunding RB
Ochsner Clinic Foundation Project Series 2025B (A3/A)
10,000,000 5.000
05/15/2030
10,818,447
Parish of East Baton Rouge Capital Improvements District Movebr
Sales Tax RB Series 2024 (Aa2/AA+)
750,000 5.000
08/01/2030
830,669
840,000 5.000
08/01/2032
968,010
Parish of St. John the Baptist RB Refunding for Marathon Oil
Corp. Series 2017 A-1 (A2/A-) (PUTABLE)
5,755,000 4.050
(b)(c)
06/01/2037
5,789,060
Parish of St. John the Baptist Revenue Refunding Bonds for
Marathon Oil Project Series 2017 (A2/A-) (PUTABLE)
1,235,000 2.200
(b)(c)
06/01/2037
1,231,108
State of Louisiana Grant Anticipation RB Series 2023 (NR/AA)
900,000 5.000
09/01/2026
914,413
69,827,917
Maine - 0.3%
City of Portland General Airport RB Refunding Green Bonds
Series 2019 (A3/A-)
800,000 3.000
01/01/2027
799,040
300,000 5.000
01/01/2028
312,451
225,000 5.000
01/01/2029
239,148
270,000 5.000
01/01/2030
292,296
370,000 5.000
01/01/2031
400,938
810,000 5.000
01/01/2032
873,088
890,000 5.000
01/01/2033
956,316
620,000 5.000
01/01/2034
664,171
City of Portland, Maine General Airport Refunding RB Series 2016
(NON-AMT) (A3/A-)
1,295,000 5.000
01/01/2038
1,295,506
Finance Authority of Maine RB Bowdoin College Issue Series
2025B (Aa1/NR)
10,000,000 5.000
(b)(c)
07/01/2065
11,285,108
Maine Governmental Facilities Authority Lease Rental RB Series
2025A (Aa2/AA-)
700,000 5.000
10/01/2026
712,372
17,830,434
Maryland - 0.9%
Community Development Administration Multifamily
Development RB Sustainability Bonds for Villages at Marley
Station Series 2024 D-2 (Cash-Collateralized) (Aa1/NR)
1,625,000 3.300
01/01/2029
1,641,240
Maryland Department of Transportation Consolidated
Transportation Bonds Refunding Series 2016 (Aa1/AAA)
3,025,000 4.000
09/01/2027
3,102,707
Maryland Economic Development Corp. Private Activity RB for
Purple Line Light Rail Project Series 2022A (Baa3/NR)
2,625,000 5.000
11/12/2028
2,641,524
Maryland Health & Higher Educational Facilities Authority RB for
St. John's College Series 2020 (NR/A-)
305,000 4.000
10/01/2026
306,140
Maryland Health and Higher Educational Facilities Authority RB
Maryland Institute College of Art Issue Series 2024 (NR/NR)
170,000 5.250
06/01/2026
171,219
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Maryland – (continued)
Maryland Health and Higher Educational Facilities Authority
RB Maryland Institute College of Art Issue Series 2024
(NR/NR) – (continued)
$ 275,000 5.250%
06/01/2027
$ 281,845
665,000 5.250
06/01/2028
686,236
400,000 5.250
06/01/2029
417,581
920,000 5.250
06/01/2030
971,088
975,000 5.250
06/01/2031
1,036,910
Maryland Health and Higher Educational Facilities Authority RB
University of Maryland Medical System Issue Series 2025B
(A2/A)
6,750,000 5.000
(b)(c)
07/01/2045
7,344,928
Maryland Stadium Authority RB Football Stadium Issue Series
2023A (NR/AA)
2,000,000 5.000
03/01/2026
2,007,813
Mayor and City Council ofBaltimore City of Baltimore, Maryland
Special Obligation Bonds City-Wide Affordable Housing
Program Series 2025 (NR/NR)
600,000 4.000
(d)
06/01/2035
600,633
State of Maryland GO Bonds for State & Local Facilities Loan
Series 2020A (Aa1/AAA)
5,000,000 5.000
03/15/2027
5,150,731
State of Maryland GO Bonds for State & Local Facilities Loan
Series 2021A (Aa1/AAA)
17,825,000 5.000
08/01/2027
18,534,036
Washington Suburban Sanitary District Consolidated
Public Improvement Green Bonds of Series 2024
(CNTY GTD) (Aaa/AAA)
490,000 5.000
06/01/2026
495,028
45,389,659
Massachusetts - 1.8%
City of Quincy Massachusetts GO Bond Anticipation Notes
(NR/SP-1+)
12,000,000 5.000
07/24/2026
12,158,294
Massachusetts Development Finance Agency RB Beth Israel Lahey
Health Issue Tax-Exempt Series N 2025 (AG) (A1/AA)
4,500,000 5.000
07/01/2030
4,935,629
1,245,000 5.000
07/01/2031
1,387,729
1,150,000 5.000
07/01/2032
1,299,310
Massachusetts Development Finance Agency RB Brown University
Health Obligated Group Issue, Series 2025B (NR/BBB+)
12,250,000 5.000
(b)(c)
08/15/2055
13,305,371
Massachusetts Development Finance Agency RB for Wellforce
Issue, Serries 2020C (AGM) (NR/AA)
500,000 5.000
10/01/2028
531,818
Massachusetts Development Finance Agency RB Refunding for
Wellforce Obligated Group Series 2020 C (AG) (NR/AA)
425,000 5.000
10/01/2029
461,545
325,000 5.000
10/01/2030
359,871
450,000 5.000
10/01/2031
497,322
400,000 5.000
10/01/2032
440,257
500,000 5.000
10/01/2033
545,847
Massachusetts Development Finance Agency RB Umass Memorial
Health Care Obligated Group Issue Series N-1 2025
(NR/BBB+)
300,000 5.000
07/01/2026
302,820
360,000 5.000
07/01/2027
370,332
500,000 5.000
07/01/2028
524,012
550,000 5.000
07/01/2029
586,791

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Massachusetts – (continued)
Massachusetts Development Finance Agency RB Umass Memorial
Health Care Obligated Group Issue Series N-1 2025
(NR/BBB+) – (continued)
$ 650,000 5.000%
07/01/2030
$ 705,149
Massachusetts Development Finance Agency RB, Boston Medical
Center Issue Series G (Baa2/BBB)
2,200,000 5.000
07/01/2028
2,268,027
Massachusetts Development Finance Agency Refunding RB
Emerson College Issue Series 2025 (Baa2/BBB+)
560,000 5.000
01/01/2026
560,000
505,000 5.000
01/01/2027
512,354
1,190,000 5.000
01/01/2029
1,245,580
1,500,000 5.000
01/01/2033
1,632,881
Massachusetts Development Finance Agency Revenue and
Revenue Refunding Bonds Lasell Village Inc. Issue Series
2025 (NR/NR)
3,485,000 5.000
07/01/2029
3,667,268
Massachusetts Development Finance Authority Variable
Rate Demand RB Williams College Issue Series N
(2011) (Aa1/AA+)
3,420,000 3.300
(b)(c)
07/01/2041
3,458,792
Massachusetts Health and Educational Facilities Authority Variable
Rate Demand RB for Umass Series A (Aa2/AA-) (PUTABLE)
7,000,000 2.450
(b)(c)
11/01/2030
6,985,971
Massachusetts School Building Authority Senior Dedicated Sales
Tax Bonds 2016 Series B (Aa1/AA+)
5,165,000 5.000
11/15/2031
5,265,456
11,750,000 5.000
11/15/2032
11,971,136
Massachusetts St. College Bulding Authority Project Rev Project
Ref RB Series 2003 B (AGC ST APPROP) (Aa2/AA)
2,225,000 5.500
05/01/2033
2,523,129
Massachusetts State Development Finance Agency RB Mass
General Brigham, Inc. Series 2019 T 1 (Aa3/AA-)
(SIFMA Municipal Swap Index Yield + 0.60%)
6,250,000 3.920
(c)(d)(e)
07/01/2049
6,252,253
The Commonwealth of Massachusetts GO Refunding Bonds,
Series A 2025 (Aa1/AA+)
4,830,000 5.000
07/01/2029
5,250,551
Town of Hudson Massachusetts GO Bond Anticipation Notes
(NR/NR)
1,750,000 5.000
06/11/2026
1,759,148
91,764,643
Michigan - 1.6%
Birmingham Public Schools County of Oakland State of Michigan
2024 School Building and Site Bonds (NR/AA+)
375,000 5.000
05/01/2026
377,857
500,000 5.000
05/01/2027
515,951
City of Detroit County of Wayne State of Michigan Unlimited Tax
GO Bonds, Series 2018 (Baa1/BBB)
1,100,000 5.000
04/01/2037
1,129,284
City of Detroit Downtown Development Authority Tax Increment
Revenue Refunding Bonds Series 2024 (NR/BBB+)
3,860,000 5.000
07/01/2048
4,006,232
City of Detroit GO Bonds Series 2021 B (Baa1/BBB)
1,220,000 2.960
04/01/2027
1,203,151
Detroit Michigan Sewage Disposal System RB Refunding Series
2006 D (AGM) (Aa3/AA)
(3M USD SOFR + 0.60%)
28,240,000 3.445
(e)
07/01/2032
28,147,977
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Michigan – (continued)
Detroit Regional Convention Facility Authority Special Tax
Revenue Refunding Bonds Series 2024C (NR/A+)
$ 500,000 5.000%
10/01/2026
$ 508,232
900,000 5.000
10/01/2027
935,034
600,000 5.000
10/01/2028
635,756
Great Lakes Water Authority Water Supply System Revenue
Refunding Second Lien Bonds, Series 2016D (A1/A+)
1,030,000 5.000
07/01/2036
1,039,409
Howell Public Schools County of Livingston State of
Michigan 2025 School Building and Site Bonds, Series II
(Q-SBLF) (NR/AA)
235,000 5.000
05/01/2029
253,095
275,000 5.000
05/01/2030
302,030
Lansing Board of Water & Light Utility System RB Series 2021B
(Aa3/AA-)
5,000,000 2.000
(b)(c)
07/01/2051
4,957,810
Michigan Finance Authority Corewell Health Hospital Revenue and
Revenue Refunding Bonds, Subseries 2025B-1 (Aa3/AA)
3,000,000 5.000
(b)(c)
08/15/2055
3,323,989
Michigan Finance Authority Higher Education Facilities Limited
Obligation Revenue Refunding Bonds for Lawrence
Technology University Series 2022 (NR/BBB-)
95,000 4.000
02/01/2027
94,841
Michigan Finance Authority Hospital RB for Trinity Health
Corporation 2013Mi-3 (NR/NR) (PUTABLE)
7,045,000 3.750
(c)
12/01/2038
7,283,907
Michigan Finance Authority Hospital RB for Trinity Health Credit
Group Series 2022B (Aa3/AA-)
6,250,000 5.000
(b)(c)
12/01/2043
6,566,483
Michigan Finance Authority Hospital Revenue Refunding Bonds
Series 2015B (A1/NR)
1,215,000 5.000
05/15/2034
1,218,970
Michigan Finance Authority Hospital Revenue Refunding Bonds
Series 2022B (Aa3/AA)
(SIFMA Municipal Swap Index Yield + 0.75%)
5,845,000 4.070
(c)(e)
04/15/2047
5,829,630
Michigan Finance Authority State Aid Notes Series 2025A-1
(NR/A-1+)
3,000,000 5.000
07/20/2026
3,039,702
Michigan Strategic Fund Limited Obligation RB DTE Electric
Company Exempt Facilities Project, Collateralized Series
2023DT (Aa3/A)
5,650,000 3.875
(b)(c)
06/01/2053
5,540,569
Star International Academy RB Refunding Series 2020 (NR/BBB)
2,550,000 5.000
03/01/2030
2,630,690
Star International Academy Refunding Bonds Series 2020
(NR/BBB)
745,000 4.000
03/01/2026
744,339
775,000 4.000
03/01/2027
773,984
Waterford School District County of Oakland State of
Michigan School Building and Site Bonds Series 2025
(Q-SBLF) (NR/AA)
700,000 5.000
05/01/2028
738,216
81,797,138
Minnesota - 1.0%
City of Buffalo Minnesota GO Temporary Tax Abatement Bonds,
Series 2025C (NR/SP-1+)
2,540,000 3.000
12/01/2028
2,538,798

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Minnesota – (continued)
City of Minneapolis GO Refunding Bonds Series 2020 (NR/AAA)
$ 5,730,000 2.000%
12/01/2029
$ 5,425,104
City of Minneapolis Health Care System RB for Allina Health
System Series 2023A (A1/A+)
2,500,000 5.000
(b)(c)
11/15/2052
2,634,931
City of Rochester Minnesota Health Care Facilities RB Mayo
Clinic Series 2025B (Aa2/AA)
6,500,000 5.000
(b)(c)
11/15/2055
7,261,183
City of St. Cloud Minnesota Health Care RB Series 2024 (A2/NR)
525,000 5.000
05/01/2031
581,483
550,000 5.000
05/01/2032
615,741
Duluth Economic Development Authority Health Care Facilities
RB Refunding for St. Luke's Hospital Series 2022 (NR/AA-)
325,000 5.000
06/15/2027
334,983
460,000 5.000
06/15/2028
485,180
400,000 5.000
06/15/2029
430,670
Duluth Independent School District Refunding Certificates of
Participation Series 2019A (Baa1/NR)
700,000 4.000
03/01/2026
701,373
Housing and Redevelopment Authority in and for The City of
Woodbury Minnesota Multifamily Housing  RB, Series 2025
(Aa1/NR)
1,600,000 3.200
(b)(c)
02/01/2046
1,607,596
Housing and Redevelopment Authority of The City of Saint Paul
Minnesota Health Care Facilities Revenue Refunding Bonds
Healthpartners Obligated Group, Series 2025 (A2/A)
5,200,000 5.000
07/01/2028
5,462,667
Independent School District No. 709 Duluth St. Louis County,
Minnesota GO Capital Appreciation Facilities Maintenance
Bonds, Series 2025A (SD CRED PROG) (Aa1/NR)
600,000 0.000
(f)
02/01/2029
548,146
475,000 0.000
(f)
02/01/2030
420,789
Minnesota Higher Education Facilities Authority RB Green Bonds
Series 2024B Subseries 2024B-1 (A2/NR)
3,000,000 5.000
(b)(c)
10/01/2053
3,064,399
Minnesota Special School District Refunding Certificates
of Participation for Minnesota School District
Credit Enhancement Program Series 2022C
(SD CRED PROG) (Aa1/AAA)
9,385,000 5.000
02/01/2027
9,623,584
State of Minnesota GO State Various Purpose Bonds Series 2023A
(Aaa/AAA)
7,815,000 5.000
08/01/2026
7,929,369
Western Minnesota Municipal Power Agency Power Supply
Revenue Refunding Bonds 2022 Series A (Aa2/NR)
825,000 5.000
01/01/2026
825,000
640,000 5.000
01/01/2027
655,398
51,146,394
Mississippi - 0.1%
Mississippi Development Bank Special Obligation Refunding
Bonds Series 2024A (Aa3/AA-)
1,000,000 5.000
01/01/2031
1,113,055
Warren County, Mississippi Gulf Opportunity Zone Revenue
Refunding Bonds International Paper Company Project Series
2018 (NON-AMT) (NR/BBB)
5,500,000 4.000
09/01/2032
5,661,705
6,774,760
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Missouri - 1.2%
City of Branson Industrial Development Authority Tax Increment
Refunding RB for Branson Shoppes Redevelopment Project
Series 2017A (NR/NR)
$ 2,050,000 4.000%
11/01/2027
$ 2,039,935
City of Kansas City, Missouri Special Obligation Refunding Bonds
Downtown Arena Project, Series 2025C (NR/AA-)
2,515,000 5.000
04/01/2031
2,791,079
Health and Educational Facilities Authority of The State of
Missouri Health Facilities RB Coxhealth Series 2025A
(A2/NR)
2,500,000 5.000
11/15/2032
2,787,496
Health and Educational Facilities Authority of The State of
Missouri Health Facilities RB The Children's Mercy Hospital
Series 2016 (NR/AA-)
1,465,000 5.000
05/15/2027
1,477,555
Health and Educational Facilities Authority of The State of
Missouri Senior Living Facilities RB Lutheran Senior Services
Projects Series 2024A (NR/NR)
480,000 5.000
02/01/2026
480,470
760,000 5.000
02/01/2027
770,822
950,000 5.000
02/01/2028
976,574
590,000 5.000
02/01/2029
614,513
485,000 5.000
02/01/2030
511,343
Jackson County, Missouri Center School District Number
58 GO School Building and Refunding Bonds
2,500,000 4.000
03/01/2036
2,515,302
Missouri Health & Educational Facilities Authority RB Refunding
for J.B. Wright & Trenton Trust Obligated Group Series 2019
(NR/NR)
1,330,000 5.000
09/01/2033
1,345,630
Phelps County Missouri Hospital RB Phelps Health Series 2025
(NR/BBB+)
430,000 5.000
12/01/2031
472,621
450,000 5.000
12/01/2032
498,599
State Environmental Improvement and Energy Resources Authority
of The State of Missouri Environmental Improvement RB
Kansas City Power & Light Company Project, Series 2008
(Baa1/A-) (PUTABLE)
845,000 4.050
(b)(c)
05/01/2038
861,871
State of Missouri Health & Educational Facilities Authority Long
Term Health Facilities RB for BJC Health System Series
2021B (Aa2/AA)
40,000,000 4.000
(b)(c)
05/01/2051
40,158,616
The Planned Industrial Expansion Authority of Kansas City
Multifamily Housing RB for The Depot on Old Santa Fe Series
2023 (Aa1/NR)
5,000,000 5.000
(b)(c)
07/01/2045
5,099,013
63,401,439
Montana - 0.2%
City of Forsyth Rosebud County Montana Pollution Control
Revenue Refunding Bonds Puget Sound Energy Project Series
2013A Non-AMT (NR/A-)
4,965,000 3.900
(b)
03/01/2031
4,966,857
City of Forsyth, Rosebud County, Montana Pollution Control
Revenue Refunding Bonds Northwestern Corporation Colstrip
Project Series 2023 (A3/NR)
2,825,000 3.875
07/01/2028
2,870,961

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Montana – (continued)
Montana Board of Housing Multifamily Housing RB Twin Creek 4
Apartments Project Series 2024 (Aa1/NR)
$ 1,800,000 5.000%
(b)(c)
09/01/2028
$ 1,858,941
Montana Board of Housing Single Family Mortgage Bonds 2024
Series B (NON-AMT) (GNMA/FNMA/FHLMC) (Aa1/AA+)
340,000 3.000
06/01/2026
339,384
340,000 3.000
12/01/2026
338,850
345,000 3.050
06/01/2027
345,567
335,000 3.100
12/01/2027
336,838
510,000 3.150
06/01/2028
511,874
355,000 3.200
12/01/2028
356,658
225,000 3.200
06/01/2029
227,012
230,000 3.200
12/01/2029
232,412
12,385,354
Nebraska - 0.3%
Central Plains Energy Project Gas Supply Revenue Refunding
Bonds, Series 2025A Sub-Series 2025A-1 (Aa1/NR)
3,250,000 5.000
(b)(c)
08/01/2055
3,463,234
Nebraska Investment Finance Authority Multifamily Housing RB
Mural Nebraska Series 2024A (Aa1/NR)
7,000,000 3.000
(b)(c)
04/01/2042
7,001,241
Sarpy County School District GO Bonds for Gretna Public Schools
Series 2022B (NR/A+)
6,875,000 5.000
12/15/2027
6,892,427
17,356,902
Nevada - 0.1%
City of Las Vegas Special Improvement District No. 812 for
Summerlin Village 24 Local Improvement Bonds Series 2015
(NR/NR)
1,190,000 5.000
12/01/2027
1,190,886
City ofSparks, Nevada Tourism Improvement District No. 1
Legends At Sparks Marina Senior Sales Tax Anticipation RB,
Series 2025 (NR/NR)
2,275,000 3.875
06/15/2028
2,277,728
Clark County Harry Reid International Airport Passenger Facility
Charge Refunding RB Series 2022B (Aa2/NR)
675,000 5.000
07/01/2026
682,920
870,000 5.000
07/01/2027
901,067
Clark County Jet Aviation Fuel Tax Refunding RB Series 2022A
(Aa3/NR)
1,000,000 5.000
07/01/2026
1,010,493
Clark County Pollution Control Refunding RB for Nevada Power
Company Projects Series 2017 (A2/A) (PUTABLE)
1,025,000 3.750
(b)(c)
01/01/2036
1,026,122
7,089,216
New Hampshire - 0.3%
National Finance Authority Pollution Control Refunding RB for
New York State Electric & Gas Corp. Project Series 2022A
(Baa1/A-)
1,300,000 4.000
12/01/2028
1,320,469
National Finance Authority Taxable Utility Refunding RB
Wheeling Power Company Project Series 2024A (NR/BBB+)
10,000,000 6.890
(d)
04/01/2034
10,567,149
New Hampshire Business Finance Authority RB Refunding for
Springpoint Senior Living Obligated Group Series 2021
(NR/NR)
265,000 4.000
01/01/2026
265,000
250,000 4.000
01/01/2027
250,700
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New Hampshire – (continued)
New Hampshire Health and Education Facilities Authority RB
Dartmouth College Issue Series 2015A (Aa1/AAA)
$ 4,025,000 3.300%
(b)(c)
06/01/2040
$ 4,038,348
New Hampshire Health and Education Facilities Authority RB,
Dartmouth Health Obligated Group Issue, Series 2025 (NR/A)
1,250,000 5.000
08/01/2031
1,385,469
17,827,135
New Jersey - 3.3%
Board ofEducation of The Borough of Hillsdale, New Jersey
School Bonds (SCH BD RES FD) (NR/AA)
1,320,000 2.000
08/15/2027
1,299,959
Board ofEducation ofT he Borough of Hillsdale, New Jersey
School Bonds (SCH BD RES FD) (NR/AA)
1,635,000 2.000
08/15/2028
1,593,021
Borough of South Plainfield In The County of Middlesex New
Jersey Bond Anticipation Notes Series 2025B Consisting of
General Improvement Bond Anticipation Note Pool Utility
Bond Anticipation Note and Sewer Utility Bond Anticipation
Note (NR/SP-1+)
2,750,000 4.000
08/07/2026
2,772,112
Burlington County Bridge Commission Lease Revenue Notes
Government Leasing Program Series 2025C (NR/NR)
1,830,000 4.000
07/31/2026
1,842,824
Camden County Improvement Authority Multi-Family Housing
RB  Series 2024 (HUD SECT 8) (Aa1/NR)
2,750,000 5.000
(b)(c)
03/01/2027
2,758,628
Casino Reinvestment Development Authority Casino Reinvestment
Development Authority Luxury Tax RB Series 2024A
(AGC) (A1/AA)
800,000 5.000
11/01/2028
847,447
Casino Reinvestment Development Authority Luxury Tax RB
Series 2024 B (AGC) (A1/AA)
700,000 5.000
11/01/2028
741,516
New Jersey Economic Development Authority Refunding
RB for School Facilities Construction Series 2005 N1
(AMBAC) (A1/A)
2,000,000 5.500
09/01/2026
2,038,031
New Jersey Economic Development Authority School Facilities
Construction Refunding Bonds 2016 Series BBB (A1/A)
2,850,000 5.500
(a)
12/15/2026
2,931,397
New Jersey Economic Development Authority School Facilities
Construction Refunding Bonds, 2024 Series SSS Forward
Delivery (A1/A)
4,000,000 5.000
06/15/2026
4,042,646
2,480,000 5.000
06/15/2027
2,565,903
New Jersey Economic Development Authority Special Facility
Revenue Refunding Bonds for Port Newark Container
Terminal Project Series 2017 (Baa2/NR)
2,130,000 5.000
10/01/2026
2,150,525
1,710,000 5.000
10/01/2027
1,750,994
New Jersey Economic Development Authority Water Facilities
Refunding RB New Jersey- American Water Company, Inc.
Project Series 2020B Bonds (A1/A+) (PUTABLE)
3,495,000 3.750
(b)(c)
11/01/2034
3,535,635
New Jersey Educational Facilities Authority Princeton University
RB, Series 2025A-1 (Aaa/AAA)
10,000,000 5.000
(b)(c)
07/01/2064
11,122,610

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Housing and Mortgage Finance
Agency Multifamily Conduit RB
$ 2,225,000 3.100%
(b)(c)
07/01/2029
$ 2,230,610
New Jersey Housing and Mortgage Finance Agency Multifamily
Conduit RB 701 Newark Avenue Project, Series 2025-E
(Aa1/NR)
1,500,000 3.150
(b)(c)
12/01/2043
1,502,624
New Jersey Housing and Mortgage Finance Agency Single Family
Housing RB 2022 Series I (NON-AMT) (Aa2/AA)
2,600,000 2.900
04/01/2026
2,596,405
New Jersey Transportation Trust Fund Authority RB Capital
Appreciation for Transportation System Bonds Series 2010 A
(A1/A)
1,765,000 0.000
(f)
12/15/2026
1,717,403
4,155,000 0.000
(f)
12/15/2027
3,925,668
27,705,000 0.000
(f)
12/15/2028
25,404,097
New Jersey Transportation Trust Fund Authority RB for
Transportation System Bonds Series 2006 C (NATL) (A1/A)
46,605,000 0.000
(f)
12/15/2027
44,032,674
New Jersey Transportation Trust Fund Authority RB Refunding
for Federal Highway Reimbursement Notes Series 2018 A
(A3/A+)
1,565,000 5.000
06/15/2030
1,579,265
New Jersey Transportation Trust Fund Authority Transportation
Program Bonds, 2019 Series Aa (A1/A)
2,695,000 5.000
06/15/2038
2,815,028
New Jersey Transportation Trust Fund Authority Transportation
System Bonds 2010 Series A (A1/A)
9,865,000 0.000
(f)
12/15/2029
8,779,338
New Jersey Transportation Trust Fund Authority Transportation
System Bonds 2021 Series A (A1/A)
3,095,000 5.000
06/15/2026
3,127,997
New Jersey Turnpike Authority RB Series 2024 A (A1/AA-)
10,000,000 5.000
01/01/2027
10,241,789
Passaic County Improvement Authority Charter School RB for
Paterson Arts & Science Charter School Project Series 2023
(NR/BBB-)
515,000 4.250
07/01/2033
527,953
State of New Jersey COVID 19 Emergency GO Bonds Series 2020
A (Aa3/A+)
12,750,000 5.000
06/01/2027
13,193,932
Tobacco Settlement Financing Corp. Tobacco Settlement Bonds
Series 2018A (NR/A)
1,495,000 5.000
06/01/2027
1,539,155
Union County Utilities Authority Resource Recovery Facility Lease
Revenue Refunding Bonds for Covanta Union Series 2011A
(AMT) (CNTY GTD) (NR/AA+)
4,250,000 5.250
12/01/2031
4,257,585
169,464,771
New Mexico - 0.3%
City of Farmington New Mexico Pollution Control
Revenue Refunding Bonds Public Service Company
of New Mexico San Juan Project 2010 Series B
(NON-AMT) (Baa2/BBB) (PUTABLE)
1,525,000 3.875
(b)(c)
06/01/2040
1,549,935
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New Mexico – (continued)
City of Farmington New Mexico Pollution Control
Revenue Refunding Bonds Public Service Company
of New Mexico San Juan Project 2010 Series C
(NON-AMT) (Baa2/BBB) (PUTABLE)
$ 1,315,000 3.875%
(b)(c)
06/01/2040
$ 1,336,501
City of Farmington New Mexico Pollution Control
Revenue Refunding Bonds Public Service Company
of New Mexico San Juan Project 2010 Series E
(NON-AMT) (Baa2/BBB) (PUTABLE)
1,950,000 3.875
(b)(c)
06/01/2040
1,981,884
City of Farmington, New Mexico Pollution Control Revenue
Refunding Bonds Public Service Company of New Mexico
San Juan Project 2010 Series D (Baa2/BBB) (PUTABLE)
5,195,000 3.900
(b)(c)
06/01/2040
5,264,056
Farmington City PCRB Refunding for Public Service Co. of New
Mexico Series 2010 A (Baa2/BBB) (PUTABLE)
3,330,000 0.875
(b)(c)
06/01/2040
3,263,797
Hobbs Municipal School District No. 16 Lea County
New Mexico GO School Bonds Series 2025
(ST AID WITHHLDG) (Aa3/NR)
1,000,000 5.000
09/15/2030
1,105,396
Santa Fe Public School District Santa Fe County Education
Technology General Obligation Lease Purchase Notes Series
2024A (ST AID WITHHLDG) (NR/AA-)
1,075,000 5.000
08/01/2027
1,113,517
Santa Fe Public School District Santa Fe County General
Obligation School Building Bonds Series 2024
(ST AID WITHHLDG) (NR/AA-)
765,000 5.000
08/01/2026
775,484
735,000 5.000
08/01/2027
761,914
Village of Los Ranchos de Albuquerque RB Refunding for
Albuquerque Academy Series 2020 (NR/A-)
175,000 5.000
09/01/2027
180,592
17,333,076
New York - 10.3%
Allegany County Capital Resource Corp. RB Alfred University
Project Series 2024 (NR/BBB+)
285,000 5.000
04/01/2030
304,201
330,000 5.000
04/01/2031
356,184
425,000 5.000
04/01/2032
462,428
195,000 5.000
04/01/2033
213,184
220,000 5.000
04/01/2034
241,122
Buffalo and Erie County Industrial Land Development Corporation
Tax-Exempt RB Series 2025 (NR/BBB)
1,550,000 5.500
05/01/2035
1,678,404
Build NYC Resource Corp. RB for Academic Leadership Charter
School Project Series 2021 (NR/BBB-)
100,000 4.000
06/15/2026
99,768
Build NYC Resource Corp. RB for Grand Concourse Academy
Charter School Project Series 2022A (NR/BBB-)
130,000 3.400
07/01/2027
129,578
Build NYC Resource Corporation RB Classical Charter Schools
Project Series 2023A (NR/BBB-)
955,000 4.000
06/15/2033
950,293
Chautauqua County Capital Resource Corp. Exempt Facilities
Revenue Refunding Bonds for NRG Energy Project Series
2020 (Baa3/BBB-) (PUTABLE)
5,185,000 4.250
(b)(c)
04/01/2042
5,262,175

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
City of Albany Capital Resource Corp. Tax-Exempt RB Kipp
Capital Region Public Charter Schools Project Series 2024
(NR/BBB-)
$ 345,000 4.000%
06/01/2034
$ 346,313
City of New York GO Bonds Fiscal 2008 Series A Subseries A-4
(AGM) (Aa2/AA)
1,000,000 5.000
08/01/2026
1,014,739
City of New York GO Bonds Fiscal 2009 Series B Subseries B-3
(Aa2/AA)
4,285,000 5.000
09/01/2026
4,355,847
City of New York GO Bonds Fiscal 2021 Series A (Aa2/AA)
10,260,000 5.000
08/01/2026
10,408,242
City of Yonkers GO Serial Bonds Series 2022F (BAM) (A2/AA)
250,000 5.000
11/15/2026
255,394
200,000 5.000
11/15/2027
209,359
City School District of The City of Port Jervis Orange
County New York Bond Anticipation Notes 2025
(ST AID WITHHLDG) (NR/NR)
2,600,000 4.000
06/26/2026
2,617,882
Clifton Fine Central School District New York Bond Anticipation
Notes, 2025 (ST AID WITHHLDG) (NR/NR)
2,765,000 4.000
06/26/2026
2,784,262
County of Monroe Industrial Development Agency Multifamily
Housing RB andrews Terrace Community Partners L.P. Project
Series 2023B-1 (HUD SECT 8) (Aa1/NR)
4,300,000 5.000
(b)(c)
07/01/2028
4,426,598
Dormitory Authority of The State of New York Montefiore
Obligated Group RB, Series 2024 (Baa3/BBB-)
900,000 5.000
11/01/2026
913,078
875,000 5.000
11/01/2030
939,863
1,555,000 5.000
11/01/2031
1,688,464
1,250,000 5.000
11/01/2032
1,367,997
Dormitory Authority of The State of New York Mount Sinai
Obligated Group RB Series 2025 (Baa3/BBB)
740,000 5.000
07/01/2031
807,813
2,300,000 5.000
07/01/2032
2,529,595
Dormitory Authority of The State of New York Pace University RB
Series 2024A (Baa3/BBB-)
300,000 5.250
05/01/2027
308,435
250,000 5.250
05/01/2028
260,769
350,000 5.250
05/01/2029
371,075
565,000 5.250
05/01/2030
609,158
400,000 5.250
05/01/2031
437,787
Dormitory Authority of The State of New York Pace University RB
Series 2024B (Baa3/BBB-)
1,375,000 5.000
05/01/2026
1,383,007
1,435,000 5.000
05/01/2027
1,470,709
1,375,000 5.000
05/01/2028
1,426,584
1,750,000 5.000
05/01/2029
1,842,821
1,750,000 5.000
05/01/2030
1,871,441
2,500,000 5.000
05/01/2031
2,707,128
Dormitory Authority of The State of New York State Sales Tax RB
Series 2017A (Aa1/AA+)
5,000,000 5.000
03/15/2039
5,102,379
Dormitory Authority of The State of New York State Sales Tax RB
Series 2024A (Aa1/NR)
2,120,000 5.000
03/15/2031
2,386,360
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
Dormitory Authority of The State of New York White Plains
Hospital Obligated Group RB, Series 2024 (Baa3/BBB-)
$ 750,000 5.000%
10/01/2030
$ 806,109
1,080,000 5.000
10/01/2031
1,172,299
1,125,000 5.000
10/01/2032
1,229,780
Dormitory Authority ofThe State of New York Orchard Park CCRC
Inc Obligated Group RB Series 2025B-1 (Temps-50) (NR/NR)
2,625,000 3.050
11/15/2030
2,625,669
Dormitory Authority ofThe State of New York Orchard Park CCRC
Inc Obligated Group RB Series 2025B-2 (Temps-70) (NR/NR)
1,200,000 3.320
11/15/2030
1,201,132
Empire State Development Corp. State Personal Income Tax RB
Series 2022A (Aa1/NR)
21,000,000 5.000
09/15/2028
22,487,965
Empire State Development New York New York State Urban
Development Corp. State Personal Income Tax RB General
Purpose Series 2017C (Aa1/AA+)
2,125,000 5.000
03/15/2035
2,198,543
Genesee County Funding Corp. Tax Exempt RB for Rochester
Regional Health Project Series 2022A (NR/BBB+)
275,000 5.000
12/01/2026
279,659
Geneseo Town New York Bond Anticipation Notes 2025 (NR/NR)
1,000,000 4.000
08/18/2026
1,004,576
Jefferson Central School District New York GO Bond Anticipation
Notes 2025 (ST AID WITHHLDG) (NR/NR)
3,555,000 4.250
06/26/2026
3,574,460
Long Island Power Authority Electric System General RB Series
2016B (A2/A)
4,275,000 5.000
09/01/2041
4,311,871
Long Island Power Authority Electric System General RB Series
2024B (A2/A)
10,000,000 3.000
(b)(c)
09/01/2049
10,001,477
Long Island Power Authority RB Refunding Series 2021 B (A2/A)
15,000,000 1.500
(b)(c)
09/01/2051
14,828,127
Metropolitan Transportation Authority RB Refunding for Climate
Bond Certified Series 2020 E (A2/A)
4,250,000 4.000
11/15/2026
4,301,636
Metropolitan Transportation Authority Transportation Revenue
Refunding Bonds Series 2017D (A2/A)
1,075,000 5.000
11/15/2027
1,122,050
Metropolitan Transportation Authority Transportation Revenue
Refunding Bonds Series 2020E (A2/A)
3,000,000 5.000
11/15/2028
3,196,763
Metropolitan Transportation Authority Transportation Revenue
Refunding Green Bonds Series 2025A (A2/A)
8,050,000 5.000
11/15/2034
9,269,977
Metropolitan Transportation Authority Transportation Revenue
Variable Rate Bonds for Transportation Revenue Variable Rate
Refunding Bonds Subseries 2002G-1H (A2/A)
(SOFR + 0.60%)
3,495,000 3.126
(e)
11/01/2026
3,494,291
New York City GO Bonds Subseries 2006 C-4 (AGM) (Aa2/AA)
300,000 2.000
(b)(c)
01/01/2032
300,000
New York City Health and Hospitals Corp. Health System Bonds
2025 Series A (Aa3/A+)
2,600,000 5.000
02/15/2032
2,961,743

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
New York City Housing Development Corp. Multi-Family
Mortgage RB 8 Spruce Street Class D Series 2024 Tax-Exempt
Bonds (Baa1/NR)
$ 1,250,000 4.000%
12/15/2031
$ 1,282,579
New York City Housing Development Corp. Multi-Family
Mortgage RB 8 Spruce Street Class E Series 2024 Tax-Exempt
Bonds (Baa3/NR)
1,000,000 4.375
12/15/2031
1,023,760
New York City Housing Development Corp. Series F-2-B
5,265,000 3.400
(b)(c)
11/01/2062
5,265,810
New York City Industrial Development Agency Pilot Refunding
Bonds Queens Baseball Stadium Project Series 2021A
(AG) (A1/AA)
700,000 5.000
01/01/2027
715,046
New York City Industrial Development Agency RB for Yankee
Stadium LLC Series 2006 (FGIC) (Baa1/NR)
(MUNI-CPI + 0.88%)
2,610,000 3.893
(h)
03/01/2026
2,610,931
(MUNI-CPI + 0.89%)
2,850,000 3.595
(h)
03/01/2027
2,857,832
New York City Municipal Water Finance Authority Water and
Sewer Second General Resolution RB Fiscal 2017 Series EE
(Aa1/AA+)
5,000,000 5.000
06/15/2037
5,135,931
New York City Transitional Finance Authority Building Aid RB
Fiscal 2026 Series S-1 (ST AID WITHHLDG) (Aa2/AA)
4,040,000 5.000
07/15/2031
4,574,704
6,195,000 5.000
07/15/2032
7,130,552
New York City Transitional Finance Authority Building Aid RB
Fiscal 2026 Series S-2 (ST AID WITHHLDG) (Aa2/AA)
5,000,000 5.000
07/15/2030
5,555,723
3,000,000 5.000
07/15/2031
3,397,058
3,025,000 5.000
07/15/2032
3,481,827
New York City Transitional Finance Authority Future Tax Secured
Subordinate Bonds ,E, Subseries E-1 Tax-Exempt (Aa1/AAA)
1,240,000 5.000
02/01/2040
1,260,740
New York City Transitional Finance Authority Future Tax Secured
Subordinate Bonds Fiscal 1999 Series A-1 (Aa1/AAA)
3,000,000 5.000
11/01/2028
3,205,207
New York City Transitional Finance Authority Future Tax Secured
Subordinate Bonds Fiscal 2017 Subseries A-1 Tax-Exempt
Bonds (Aa1/AAA)
4,985,000 5.000
05/01/2040
4,993,558
New York City Transitional Finance Authority Future Tax Secured
Subordinate Bonds Fiscal 2025 Series A Subseries A-1 Tax-
Exempt Bonds (Aa1/AAA)
3,250,000 5.000
11/01/2026
3,316,113
2,435,000 5.000
11/01/2027
2,541,166
New York City Transitional Finance Authority
Future Tax Secured Tax-Exempt Subordinate
5,880,000 2.500
(b)(c)
08/01/2042
5,880,000
New York City Transitional Finance Authority New York Future
Tax Secured Tax-Exempt Subordinate Bonds Fiscal 2018,
Subseries C-3 (Aa1/AAA)
4,000,000 5.000
05/01/2040
4,115,984
New York Liberty Development Corp. RB for World Trade Center
Project Series 2014 (NR/NR)
1,805,000 5.150
(d)
11/15/2034
1,806,700
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
New York Port Authority Consolidated Bonds 197th Series
(Aa3/AA-)
$ 4,000,000 5.000%
11/15/2034
$ 4,051,620
New York Port Authority Consolidated Bonds 207th Series
(Aa3/AA-)
6,035,000 5.000
09/15/2027
6,237,428
New York State Dormitory Authority  Secondarily
Industrial RB New York University Series  2001
(BHAC-CR AMBAC) (Aa1/AA+)
2,110,000 5.500
07/01/2031
2,298,278
New York State Dormitory Authority RB Refunding for Brooklyn
St. Joseph's College Series 2020 A (NR/NR)
1,130,000 5.000
07/01/2028
1,139,648
New York State Energy Research and Development Authority
Pollution Control RB Rochester Gas and Electric Corporation
Project 1997 Series A (Baa1/A-)
1,500,000 3.800
08/01/2032
1,548,870
New York State Environmental Facilities Corp. State Clean Water
& Drinking Water Revolving Funds RB for Municipal Water
Finance Authority Projects - Second Resolution Bonds Series
2016 (Aaa/AAA)
3,000,000 5.000
06/15/2035
3,021,088
New York State Environmental Facilities
Corporation State Revolving Funds RB
1,020,000 4.000
09/15/2033
1,020,213
New York State Housing Finance Agency 2021 Series J-2
(SONYMA HUD SECT 8) (Aa2/NR)
2,025,000 1.100
(b)(c)
11/01/2061
1,954,631
New York State Housing Finance Agency Affordable Housing 2022
Series D-2 (SONYMA HUD SECT 8) (Aa2/NR)
16,020,000 3.100
(b)(c)
05/01/2062
16,020,359
New York State Housing Finance Agency
Affordable Housing RB 2022 Series F-2
(SONYMA FHA 542(C)) (SONYMA FHA 542
(c)
) (Aa2/NR)
10,910,000 3.850
(b)(c)
05/01/2062
10,914,314
New York State Housing Finance Agency State Personal Income
Tax RB 2024 Series A-2 (Aa1/NR)
1,000,000 3.450
(b)(c)
06/15/2054
1,009,748
New York State Housing Finance Agency State Personal Income
Tax RB 2024 Series A-2 Sustainability Bonds (Aa1/NR)
2,170,000 3.350
(b)(c)
06/15/2054
2,177,252
New York State Thruway Authority Personal Income Tax RB Series
2021A-1 (NR/AA+)
40,000,000 5.000
03/15/2028
42,196,304
New York Transportation Development Corp. for Terminal 4 John
F. Kennedy International Airport Project Special Facilities RB
Series 2022 (Baa1/NR)
415,000 5.000
12/01/2026
421,658
New York Transportation Development Corp. RB for Delta Air
Lines, Inc. Series 2018 (Baa2/NR)
7,000,000 5.000
01/01/2029
7,214,832
2,175,000 4.000
01/01/2036
2,116,879
New York Transportation Development Corp. RB for Delta Air
Lines, Inc. Series 2018 (AMT) (Baa2/NR)
3,425,000 5.000
01/01/2026
3,425,000
New York Transportation Development Corp. RB for Delta Air
Lines, Inc. Series 2018 (AMT) (Baa2/NR)
8,540,000 5.000
01/01/2030
8,795,979

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
New York Transportation Development Corp. RB for Delta Air
Lines, Inc. Series 2020 (Baa2/NR)
$ 7,975,000 4.000%
10/01/2030
$ 8,130,170
New York Transportation Development Corp. RB Refunding
for JFK International Air Terminal LLC Series 2020 C
(Baa1/BBB)
1,300,000 5.000
12/01/2027
1,352,614
New York Transportation Development Corp. Special Facilities
Bonds for Laguardia Airport Terminal B Redevelopment
Project Series 2016A (Baa2/NR)
5,900,000 5.000
07/01/2041
5,900,471
New York Transportation Development Corp. Special Facilities
RB for Laguardia Airport Terminal B Redevelopment Project
Series 2018 (Baa2/NR)
7,765,000 5.000
01/01/2028
8,015,393
New York Transportation Development Corp. Special Facilities RB
for Terminal 4 JFK International Airport Project Series 2020A
(Baa1/NR)
500,000 5.000
12/01/2027
517,020
New York Transportation Development Corporation Special
Facilities RB, Series 2018 (Baa2/NR)
2,000,000 5.000
01/01/2032
2,056,586
North Syracuse Central School District Onondaga County
New York GOs Bond Anticipation Notes 2025 Series A
(ST AID WITHHLDG) (NR/NR)
12,500,000 4.000
07/31/2026
12,597,047
Onondaga Civic Development Corporation RB Syracuse University
Project Series 2025 (Aa3/AA-)
150,000 5.000
12/01/2032
172,744
Onondaga Civic Development Corporation RB Syracuse University
Project, Series 2025 (Aa3/AA-)
375,000 5.000
12/01/2028
401,631
Orange County Funding Corp. Tax Exempt Revenue Refunding
Bonds for Mount Saint Mary College Project Series 2022A
(NR/NR)
1,080,000 5.000
07/01/2026
1,080,310
1,090,000 5.000
07/01/2027
1,078,661
Port Authority of New York Consolidated Bonds 227th Series
(Aa3/AA-)
10,000,000 3.000
10/01/2028
9,975,409
Power Authority of The State of New York Green Transmission
Project RB Series 2023A (AGM) (Aa3/AA)
500,000 5.000
11/15/2027
525,087
State of New York Dormitory Authority Northwell Health
Obligated Group RB Series 2019B-3 (A3/A-)
2,295,000 5.000
(b)(c)
05/01/2048
2,298,430
State of New York Dormitory Authority RB for St. Joseph's College
Series 2020A (NR/NR)
1,025,000 5.000
07/01/2026
1,026,390
State of New York Dormitory Authority Wagner College RB Series
2022 (NR/NR)
675,000 5.000
07/01/2026
674,244
705,000 5.000
07/01/2027
703,193
740,000 5.000
07/01/2028
737,020
The City of New York GO Bonds Fiscal 2014 Series I Subseries I-2
(Aa2/AA/A-1+)
6,020,000 2.500
(b)(c)
03/01/2040
6,020,000
The City of New York GO Bonds Fiscal 2025 Series F (Aa2/AA)
5,500,000 5.000
08/01/2034
6,360,449
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
The City of New York GO Bonds Fiscal 2026 Series A Tax-Exempt
Bonds Subseries A-1 (Aa2/AA)
$ 5,000,000 5.000%
08/01/2031
$ 5,596,852
The City of New York GO Bonds Tax-Exempt Bonds Subseries F-1
(Aa2/AA)
1,000,000 5.000
08/01/2026
1,014,448
The Port Authority of New York and New Jersey Consolidated
Bonds, One Hundred Ninety-Seventh Series (Aa3/AA-)
9,775,000 5.000
11/15/2041
9,862,638
Town of Riverhead New York GO Bond Anticipation Notes 2025
Series B (NR/NR)
1,225,000 4.000
08/14/2026
1,234,278
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior
Lien Bonds Series 2021C (NR/AA+)
40,900,000 5.000
(b)(c)
05/15/2051
41,231,208
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior
Lien Green Bonds Series 2022E (NR/AA+)
26,915,000 5.000
11/15/2027
28,004,912
Triborough Bridge and Tunnel Authority Mta Bridges and Tunnels
General Revenue Bond Series 2016A (Aa3/AA-)
775,000 5.000
11/15/2041
777,590
Triborough Bridge and Tunnel Authority Mta Bridges and Tunnels
Payroll Mobility Tax Bond Anticipation Notes Series 2024B
(NR/SP-1+)
5,000,000 5.000
03/15/2027
5,151,937
Triborough Bridge and Tunnel Authority Mta Bridges and Tunnels
Payroll Mobility Tax Bond Anticipation Notes Series 2025A
(A1/SP-1+)
20,000,000 5.000
02/01/2028
21,042,188
Triborough Bridge and Tunnel Authority Mta Bridges and Tunnels
Payroll Mobility Tax Bond Anticipation Notes Series 2025A
(NR/SP-1+)
10,000,000 5.000
03/01/2028
10,528,658
Triborough Bridge and Tunnel Authority Mta Bridges and Tunnels
Real Estate Transfer Tax RBSeries 2025A (A1/A+)
1,000,000 5.000
12/01/2033
1,170,292
1,000,000 5.000
12/01/2034
1,182,015
537,043,770
North Carolina - 1.0%
Greater Ashville Regional Airport Authority Airport System RB
Series 2022A (AMT) (AGM) (A1/AA)
750,000 5.000
07/01/2027
770,427
Nash Health Care Systems Health Care Facilities RB Series 2025
(NR/BBB+)
2,500,000 5.000
02/01/2032
2,768,835
North Carolina Housing Finance Agency Multifamily Housing RB
Series 2024 (Aa1/NR) (PUTABLE)
2,205,000 5.000
(b)(c)
04/01/2029
2,304,273
North Carolina Medical Care Commission Health Care Facilities
RB Duke University Health System, Series 2025B (Aa3/AA-)
1,250,000 5.000
(b)(c)
06/01/2055
1,364,045
North Carolina Medical Care Commission
Retirement Facilities First Mortgage RB
680,000 3.900
01/01/2029
680,256
North Carolina Medical Care Commission Retirement Facilities
First Mortgage RB Carolina Meadows Series 2024 (NR/NR)
7,495,000 5.000
12/01/2034
8,276,916

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
North Carolina – (continued)
North Carolina Medical Care Commission Retirement Facilities
First Mortgage RB Deerfield Episcopal Retirement
Community Project Tax-Exempt Mandatory Paydown
Securities (Temps-50Sm) Series 2026B-4 (NR/NR)
$ 14,250,000 3.200%
(g)
11/01/2030
$ 14,258,199
North Carolina Medical Care Commission Retirement Facilities
First Mortgage RB Tax-Exempt Mandatory Paydown Securities
Series 2024B-1 (NR/NR)
350,000 4.250
10/01/2028
350,147
North Carolina Medical Care Commission Retirement Facilities
First Mortgage RB Tax-Exempt Mandatory Paydown Securities
Series 2024B-2 (NR/NR)
525,000 3.750
10/01/2028
525,165
North Carolina Medical Care Commission Retirement Facilities
First Mortgage RB The United Methodist Retirement
Homes Project Tax-Exempt Mandatory Paydown Securities
(Temps-50Sm) Series 2025B-3 (NR/NR)
2,000,000 3.400
10/01/2029
2,003,569
North Carolina Medical Care Commission Retirement Facilities
First Mortgage RB The United Methodist Retirement
Homes Project Tax-Exempt Mandatory Paydown Securities
(Temps-85Sm) Series 2025B-1 (NR/NR)
1,250,000 3.625
10/01/2030
1,251,460
1,165,000 3.750
10/01/2030
1,166,257
North Carolina Medical Care Commission Retirement Facilities
First Mortgage RB Twin Lakes CommunityTax-Exempt
Mandatory Paydown SecuritiesTemps-85SM Series 2025B-1
(NR/NR)
815,000 4.050
01/01/2030
815,302
Sampson Area Development Corporation County ofSampson,
North Carolina Limited Obligation Refunding Bonds, Series
2025 (A1/A+)
465,000 5.000
12/01/2027
484,713
560,000 5.000
12/01/2028
595,349
State of North Carolina Limited Obligation Bonds Series 2020B
(Aa1/AA+)
13,610,000 5.000
05/01/2026
13,721,030
The Charlotte-Mecklenburg Hospital Authority Atrium Health
Variable Rate Health Care RB Series 2021D (Aa2/AA)
1,000,000 5.000
(b)(c)
01/15/2049
1,113,785
52,449,728
North Dakota - 0.1%
City of Grand Forks Health Care System RB for Altru Health
System Series 2021 (Baa3/NR)
2,000,000 5.000
12/01/2028
2,080,012
City of Grand Forks RB Refunding for Altru Health System
Obligated Group Series 2021 (Baa3/NR)
225,000 5.000
12/01/2026
227,998
2,308,010
Ohio - 1.7%
Akron Bath Copley Joint Township Hospital District RB Refunding
for Summa Health System Obligated Group Series 2020
(NR/NR)
175,000 5.000
11/15/2026
178,563
American Municipal Power RB for Prairie State Energy Campus
Project Refunding Series 2023A (A1/A)
2,750,000 5.000
02/15/2027
2,821,583
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Ohio – (continued)
City of Cleveland Airport System RB Series 2018A (AMT) (A2/A)
$ 2,000,000 5.000%
01/01/2026
$ 2,000,000
Columbus Regional Airport Authority John Glenn Columbus
International Airport Airport RB Series 2025A (AMT) (A2/A)
1,000,000 5.000
01/01/2030
1,071,621
1,525,000 5.000
01/01/2031
1,658,516
1,300,000 5.000
01/01/2032
1,431,145
1,300,000 5.000
01/01/2033
1,444,145
1,000,000 5.000
01/01/2034
1,118,525
Columbus-Franklin County Finance Authority Multifamily
Housing RB for Caravel Apartments Series 2024B (Aa1/NR)
1,200,000 3.030
(b)(c)
11/01/2028
1,201,516
Columbus-Franklin County Finance Authority Multifamily
Housing RB Westerville Crossing Apartments Series 2024B
(Aa1/NR)
2,000,000 5.000
(b)(c)
12/01/2028
2,069,173
County of Cuyahoga Convention Hotel Project Certificate of
Participation Series 2024 (A1/AA-)
2,390,000 5.000
12/01/2028
2,535,901
County of Franklin Healthcare Facilities RB for Ohio Living
Communities Series 2023 (NR/NR)
6,000,000 5.000
07/01/2031
6,149,971
County of Montgomery Ohio Health Care Facilities Revenue
Refunding and Improvement Bonds Series 2024 (Baa1/NR)
400,000 5.000
09/01/2026
405,049
400,000 5.000
09/01/2027
412,768
325,000 5.000
09/01/2028
341,198
470,000 5.000
09/01/2029
501,707
375,000 5.000
09/01/2030
406,163
375,000 5.000
09/01/2031
410,960
Franklin County Finance Authority Multifamily Housing
RB for Dering Family Homes Project Series 2023
(HUD SECT 8) (Aa1/NR)
5,000,000 5.000
(b)(c)
07/01/2045
5,069,482
Ohio Air Quality Development Authority Air Quality Development
Refunding Bonds for Duke Energy Corp. Project Series 2022B
(Baa2/BBB) (PUTABLE)
4,000,000 4.250
(b)(c)
11/01/2039
4,062,495
Ohio Air Quality Development Authority Air Quality Development
Refunding Bonds for Duke Energy Corp. Project Series 2022B
(NON-AMT) (Baa2/BBB) (PUTABLE)
6,500,000 4.000
(b)(c)
09/01/2030
6,583,758
Ohio Air Quality Development Authority Collateralized Air Quality
Revenue Refunding Bonds for Dayton Power and Light
Company Project 2015 Series A (Baa1/BBB+) (PUTABLE)
15,750,000 4.250
(b)(c)
11/01/2040
15,991,703
Ohio Air Quality Development Authority RB for Ohio Valley
Electric Corp. Series 2009 A (Baa3/NR)
1,075,000 2.875
02/01/2026
1,074,500
Ohio Air Quality Development Authority RB for Ohio Valley
Electric Corp. Series 2009 D (Baa3/NR)
2,695,000 2.875
02/01/2026
2,693,747
Ohio Air Quality Development Authority Revenue Refunding
Bonds American Electric Power Company Project Series
2005A Bonds (AMT) (Baa2/BBB)
1,000,000 3.750
01/01/2029
1,005,941
Ohio Housing Finance Agency Multifamily Housing RB
(Community Pendleton Project), Series 2025 (Aa1/NR)
675,000 3.400
(b)(c)
07/01/2042
678,241

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Ohio – (continued)
Ohio Housing Finance Agency Multifamily Housing RB at Main
Series 2025 (Aa1/NR)
$ 1,500,000 3.700%
(b)(c)
11/01/2047
$ 1,515,137
Ohio Water Development Authority Drinking Water Assistance
Fund RB Series 2016 (Aaa/AAA)
4,080,000 4.000
12/01/2033
4,114,397
State of Ohio Higher Educational Facility RB for Xavier University
2024 Project (Baa1/NR)
275,000 5.000
05/01/2026
276,785
285,000 5.000
05/01/2027
292,585
355,000 5.000
05/01/2028
370,828
315,000 5.000
05/01/2029
334,458
275,000 5.000
05/01/2030
296,376
285,000 5.000
05/01/2031
310,927
630,000 5.000
05/01/2032
694,160
State of Ohio Higher Educational Facility Revenue Refunding
Bonds Series 2021B (Aa3/AA-)
(SIFMA Municipal Swap Index Yield + 0.23%)
4,400,000 3.550
(c)(e)
12/01/2042
4,372,320
The Franklin County Convention Facilities Authority Tax and Lease
Revenue Anticipation Refunding Bonds Series 2024 (Aa2/AA)
9,815,000 5.000
12/01/2032
11,187,193
87,083,537
Oklahoma - 0.9%
City of Tulsa GO Bonds Series 2021 (Aa1/AA)
9,300,000 1.000
11/01/2026
9,086,770
Independent School District GO Combined Purposed Bonds Series
2021 (NR/AA+)
8,840,000 1.250
06/01/2026
8,755,239
Independent School District Number 69 Canadian County,
Oklahoma Mustang School District GO Building Bonds,
Series 2025A (NR/AA-)
645,000 4.000
06/01/2027
655,831
1,195,000 4.000
06/01/2028
1,227,676
Muskogee County Public Safety Authority Capital Improvement
RB Series 2025 (NR/A+)
1,150,000 4.000
12/01/2034
1,166,913
Muskogee County Public Safety Authority Capital Improvement
RB, Series 2025 (NR/A+)
520,000 4.000
12/01/2026
523,227
1,070,000 4.000
12/01/2027
1,084,695
500,000 4.000
12/01/2028
509,361
500,000 4.000
12/01/2029
512,684
575,000 4.000
12/01/2030
592,205
650,000 4.000
12/01/2031
666,093
715,000 4.000
12/01/2032
729,658
1,300,000 4.000
12/01/2033
1,324,103
Oklahoma Capitol Improvement Authority State Facilities
Refunding RB Series 2024A (NR/AA)
1,725,000 5.000
07/01/2026
1,745,591
1,775,000 5.000
07/01/2027
1,839,473
Oklahoma Capitol Improvement Authority State Facilities
Refunding RB Series 2024B (NR/AA)
340,000 5.000
07/01/2026
344,058
250,000 5.000
07/01/2027
259,081
Oklahoma County Finance Authority Educational Facilities Lease
RB Western Heights Public Schools Project, Series 2025
(NR/BBB-)
2,100,000 5.000
09/01/2030
2,216,700
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Oklahoma – (continued)
Oklahoma County Finance Authority Educational Facilities Lease
RB Western Heights Public Schools Project, Series 2025
(NR/BBB-) – (continued)
$ 650,000 5.000%
09/01/2032
$ 691,485
Oklahoma Housing Finance Agency Collateralized RB Astoria
Creek Project Series 2025 (Aa1/NR)
2,000,000 3.150
(b)(c)
07/01/2044
2,003,267
Oklahoma Housing Finance Agency Collateralized RB Crimson
Flats West, Series 2025 (Aa1/NR) (PUTABLE)
625,000 3.625
(b)(c)
05/01/2028
629,128
Oklahoma Housing Finance Agency Collateralized RB The
Villages at A New Leaf II Series 2025 (Aa1/NR) (PUTABLE)
1,225,000 3.400
(b)(c)
07/01/2028
1,232,750
Oklahoma Turnpike Authority Oklahoma Turnpike System
Refunding Second Senior RB Series 2025B (Aa3/AA-)
1,640,000 5.000
01/01/2032
1,852,279
Tulsa County Industrial Authority Educational Facilities Lease RB
Broken Arrow Public Schools Project Series 2025 (A1/NR)
1,375,000 5.000
09/01/2032
1,534,461
640,000 5.000
09/01/2033
719,869
1,055,000 5.000
09/01/2034
1,195,007
Tulsa County Industrial Authority Educational Facilities Lease RB
Owasso Public Schools Project Series 2025 (NR/A+)
500,000 5.000
09/01/2027
517,363
1,200,000 5.000
09/01/2028
1,269,342
Wagoner County Development Authority Sales Tax RB, Series
2025 (NR/NR)
680,000 8.250
05/01/2029
713,538
730,000 8.250
05/01/2030
763,739
46,361,586
Oregon - 0.7%
City of Portland, Oregon Second Lien Sewer System Revenue and
Refunding Bonds, 2025 Series A (Aa2/AA)
2,625,000 5.000
10/01/2030
2,923,913
2,595,000 5.000
10/01/2032
2,983,150
2,500,000 5.000
10/01/2034
2,932,625
City of Redmond Oregon Full Faith and Credit Bonds Series
2025A Airport Expansion Projects (AMT) (Aa2/NR)
450,000 5.000
06/01/2030
486,560
400,000 5.000
06/01/2031
438,717
Corvallis School District No. 509J GO Convertible Deferred
Interest Bonds Series 2018A (SCH BD GTY) (Aa1/AA+)
2,790,000 5.000
06/15/2026
2,820,758
Jackson County School District No. 5 Ashland Jackson County
Oregon GO Bonds Series 2019 (SCH BD GTY) (Aa1/AA+)
1,035,000 5.000
06/15/2035
1,104,651
Lincoln County School District Lincoln and Lane Counties Oregon
GO Bonds Series 2025 (SCH BD GTY) (Aa1/NR)
1,000,000 0.000
(h)
06/15/2028
1,029,921
1,225,000 0.000
(h)
06/15/2029
1,287,288
800,000 0.000
(h)
06/15/2030
856,718
Oregon Facilities Authority Revenue Refunding Bonds 2020 Series
A (NR/BBB)
125,000 5.000
10/01/2026
126,251
Oregon Housing and Community Services
Department Housing Development RB
5,000,000 3.125
(b)(c)
07/01/2044
5,012,121

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Oregon – (continued)
Oregon Housing And Community Services Department Housing
Development RB Verde Pines Project 2025 Series O (Aa1/NR)
$ 875,000 3.100%
(b)(c)
12/01/2059
$ 874,921
Port of Portland International Airport RB Series 27A (NR/AA-)
2,410,000 5.000
07/01/2028
2,536,557
Portland Oregon Water System RB Refunding First Lien Series
2016 A (Aa1/NR)
7,090,000 4.000
04/01/2029
7,101,349
State of Oregon GO Bonds 2021 Series H (Aa1/AA+)
1,330,000 1.000
08/01/2026
1,312,107
33,827,607
Pennsylvania - 4.7%
Acts Retirement Life Communities, Inc. Obligated Group
Montgomery County Industrial Development Authority
Pennsylvania Retirement Communities RB Acts Retirement-
Life Communities, Inc. Obligated Group, Series 2016
(NR/NR)
1,110,000 5.000
11/15/2036
1,121,199
Adams County General Authority Entrance Fee Principal
Redemption Bonds for The Brethren Home Community
Project Series 2024B-1 (NR/NR)
2,295,000 3.900
06/01/2030
2,291,689
Adams County General Authority Entrance Fee Principal
Redemption Bonds for The Brethren Home Community
Project Series 2024B-2 (NR/NR)
1,500,000 3.600
06/01/2029
1,498,653
Adams County General Authority Gettysburg College RB,
Series  2025 (A3/A)
560,000 5.000
08/15/2026
566,733
485,000 5.000
08/15/2027
500,149
515,000 5.000
08/15/2028
540,687
650,000 5.000
08/15/2029
694,554
680,000 5.000
08/15/2030
738,564
Allegheny County Higher Education Building Authority for
Carnegie Mellon University for RB Series 2022A (NR/AA+)
(SOFR + 0.29%)
5,330,000 2.929
(c)(e)
02/01/2033
5,309,771
Allentown Neighborhood Improvement Zone Development
Authority RB Refunding Series 2022 (Baa3/NR)
480,000 5.000
05/01/2026
481,731
700,000 5.000
05/01/2029
737,351
750,000 5.000
05/01/2030
800,376
750,000 5.000
05/01/2031
808,838
Allentown Neighborhood Improvement Zone Development
Authority Tax Revenue Refunding Bonds Series 2022
(Baa3/NR)
600,000 5.000
05/01/2028
622,553
Charleston Educational Excellence Financing Corporation
Installment Purchase Revenue Refunding Bonds Charleston
County School District, South Carolina Project Series 2025
(NR/NR)
525,000 5.000
06/01/2026
528,275
Cheltenham Township Industrial Development Authority Arcadia
University RB Series of 2024 (NR/BBB-)
6,245,000 5.000
04/01/2034
6,484,354
Chester County Health and Education Facilities Authority RB
Series 2025 (NR/NR)
470,000 5.000
06/01/2027
480,346
990,000 5.000
06/01/2028
1,027,283
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Pennsylvania – (continued)
Chester County Health and Education Facilities Authority RB
Series 2025 (NR/NR) – (continued)
$ 1,045,000 5.000%
06/01/2029
$ 1,100,244
550,000 5.000
06/01/2030
586,810
1,160,000 5.000
06/01/2031
1,250,210
1,220,000 5.000
06/01/2032
1,321,493
City of Erie Higher Education Building Authority Commonwealth
of Pennsylvania RB Aicup Financing Program - Gannon
University Project Series 2025 XX1 (NR/BBB+)
250,000 5.000
05/01/2027
255,039
300,000 5.000
05/01/2029
311,113
300,000 5.000
05/01/2030
313,779
1,010,000 4.000
05/01/2033
1,004,462
375,000 5.000
05/01/2035
399,081
City of Philadelphia Airport Revenue Refunding Bonds Series
2021 (AMT) (A1/NR)
2,800,000 5.000
07/01/2027
2,880,403
Commonwealth of Pennsylvania GO Bonds First Series of 2021
(Aa2/A+)
4,190,000 3.000
05/15/2034
4,143,202
Cumberland County Municipal Authority RB Messiah Village
Project, Series A of2026 (NR/NR)
1,315,000 5.000
(g)
06/01/2029
1,375,722
1,450,000 5.000
(g)
06/01/2031
1,548,151
Cumberland County Municipal Authority RB Refunding for
Messiah College Series 2020 SS3 (NR/A-)
2,195,000 2.345
11/01/2026
2,165,648
Delaware River Port Authority Port District Project Refunding
Bonds Series 2022 (A3/A+)
1,000,000 5.000
01/01/2027
1,022,586
Delaware Valley Regional Finance Authority Local Government RB
2022 Series C (A1/A+)
(SOFR + 0.49%)
13,580,000 3.016
(c)(e)
03/01/2057
13,553,296
Department of Water and Power of the City of Los Angeles RB
Series 2018 D (A3/A)
310,000 3.250
07/01/2032
309,994
Geisinger Authority Health System Long Term Rate RB Series
2020B (NR/AA-)
16,740,000 5.000
(b)(c)
04/01/2043
16,969,300
Lancaster Municipal Authority Healthcare Facilities RB Series A of
2024 Garden Spot Village Project (NR/NR)
160,000 5.000
05/01/2026
160,778
290,000 5.000
05/01/2027
295,933
215,000 5.000
05/01/2028
222,690
185,000 5.000
05/01/2029
194,394
195,000 5.000
05/01/2030
207,531
205,000 5.000
05/01/2031
220,564
Lehigh County General Purpose Authority Hospital Revenue RB,
Lehigh Valley Health Network 2016 A (AG-CR) (A1/AA)
2,370,000 4.000
07/01/2033
2,379,093
Lehigh County General Purpose Authority RB Refunding for The
Good Shepherd Obligated Group Series 2021 A (NR/BBB)
570,000 4.000
11/01/2026
572,488
Lehigh County IDA Pollution Control Revenue Refunding
Bonds for PPL Electric Utilities Corp. Project Series 2016B
(NON-AMT) (A1/A+)
19,615,000 2.625
02/15/2027
19,572,275

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Pennsylvania – (continued)
Monroeville Finance Authority UPMC RB Series 2012 (A2/A)
$ 2,390,000 5.000%
02/15/2027
$ 2,447,649
Montgomery County IDA Exempt Facilities Revenue Refunding
Bonds 2023 Series B (Baa1/BBB+)
5,795,000 4.100
06/01/2029
6,025,400
Montgomery County IDA Exempt Facilities Revenue Refunding
Bonds 2023 Series C (Baa1/BBB+) (PUTABLE)
5,335,000 4.450
(b)(c)
10/01/2034
5,507,174
Mt. Lebanon Hospital Authority Allegheny County Pennsylvania
Hospital RB Series 2018 St. Clair Memorial Hospital Project
(NR/A+)
1,105,000 5.000
07/01/2036
1,148,447
Pennsylvania Economic Development Financing Authority RB for
Presbyterian Senior Living Project Series 2021 (NR/NR)
1,600,000 4.000
07/01/2033
1,616,363
Pennsylvania Economic Development Financing Authority Solid
Waste Disposal RB for Waste Management Inc. Project Series
2019A (NR/A-/A-2)
2,650,000 3.875
(b)(c)
08/01/2038
2,654,298
Pennsylvania Economic Development Financing Authority Solid
Waste Disposal RB for Waste Management Inc. Project Series
2021A-2 (NR/A-/A-2)
10,000,000 4.600
(b)(c)
10/01/2046
10,034,331
Pennsylvania Economic Development Financing Authority Solid
Waste Disposal RB Series 2009 (NR/A-/A-2) (PUTABLE)
14,680,000 0.950
(b)(c)
12/01/2033
14,306,846
Pennsylvania Economic Development Financing Authority Solid
Waste Disposal RB Waste Management Inc. Project Series
2021A (NR/A-/A-2)
10,000,000 4.000
(b)(c)
06/01/2041
10,007,704
Pennsylvania Economic Development Financing Authority Solid
Waste Disposal Refunding RB Series 2021B (NR/A-/A-2)
7,700,000 1.100
(b)(c)
06/01/2031
7,526,346
Pennsylvania Economic Development Financing Authority
UPMC  RB, Series 2025A (A2/A)
8,000,000 5.000
(b)(c)
03/15/2060
8,631,358
Pennsylvania Economic Development Financing Authority UPMC
RB, Series 2020A (A2/A)
16,900,000 5.000
(b)(c)
03/15/2060
18,544,723
Pennsylvania Economic Financing Development Authority Sewage
Sludge Disposal Revenue Refunding Bonds Series 2020
(Baa1/NR)
615,000 4.000
01/01/2026
615,000
Pennsylvania Housing Finance Agency Special Limited
Obligation Multifamily Housing Development Bonds
(Fairhill Phase I), Series 2025 (HUD SECT 8) (Aa1/NR)
9,000,000 3.150
(b)(c)
01/01/2046
9,024,461
Pennsylvania Housing Finance Agency Special Limited
Obligation Multifamily Housing Development Bonds
(Fairhill Phase Ii), Series 2025 (HUD SECT 8) (Aa1/NR)
9,000,000 3.150
(b)(c)
01/01/2046
9,024,461
Pennsylvania Turnpike Commission Oil Franchise Tax
Subordinated RB Series B of 2018 (A2/NR)
1,000,000 5.000
12/01/2038
1,046,262
Pennsylvania Turnpike Commission Subordinate Revenue
Refunding Bonds First Series of 2024 (A2/A+)
2,000,000 5.000
06/01/2032
2,267,296
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Pennsylvania – (continued)
Pennsylvania Turnpike Commission Turnpike RB Series 2022 B
(Aa3/NR)
$ 135,000 5.000%
12/01/2026
$ 138,027
185,000 5.000
12/01/2027
193,761
Philadelphia Hospitals and Higher Education Facilities Authority
RB Refunding for Temple University Health System
Obligation Group Series 2017 (Baa3/BBB)
1,520,000 5.000
07/01/2028
1,548,972
Philadelphia Redevelopment Authority City Service Agreement
Revenue Refunding Bonds for City of Philadelphia
Neighborhood Transformation Initiative Series A of 2025
(A1/A+)
2,340,000 5.000
04/15/2031
2,603,282
Scranton-Lackawanna Health and Welfare Authority The University
of Scranton Revenue Refunding Bonds Series 2025B (NR/A-)
325,000 5.000
11/01/2027
335,681
400,000 5.000
11/01/2028
420,279
425,000 5.000
11/01/2029
454,786
555,000 5.000
11/01/2030
602,853
775,000 5.000
11/01/2031
851,416
815,000 5.000
11/01/2032
901,865
625,000 5.000
11/01/2033
696,872
675,000 5.000
11/01/2034
754,824
Southeastern Pennsylvania Transportation Authority RB for Asset
Improvement Program Series 2022 (Aa3/NR)
750,000 5.000
06/01/2026
757,260
500,000 5.000
06/01/2027
516,985
State Public School Building Authority School Lease Revenue
Refunding Bonds for Philadelphia School District Project
Series 2016A (AGM ST AID WITHHLDG) (Aa3/AA)
2,550,000 5.000
06/01/2031
2,591,744
The City of Philadelphia Pennsylvania Airport Revenue and
Refunding Bonds Series 2025 Consisting of Airport Revenue
and Refunding Bonds Series 2025B (A1/NR)
1,000,000 5.000
07/01/2031
1,099,156
The City of Philadelphia, Pennsylvania Airport Revenue and
Refunding Bonds, Series 2017-B  (AMT) (AG) (A1/AA)
16,145,000 5.000
07/01/2036
16,466,931
The School District of Philadelphia GO Bonds Series F of 2016
(ST AID WITHHLDG) (Aa3/NR)
1,570,000 5.000
09/01/2035
1,589,952
Westmoreland County IDA Health System Tax Exempt RB Series
2020A (Baa3/NR)
625,000 4.000
07/01/2026
625,944
243,148,094
Puerto Rico - 4.7%
Puerto Rico Commonwealth GO Bonds (NR/NR)
2,433,651 0.010
(b)(h)(i)
11/01/2043
1,557,537
Puerto Rico Commonwealth GO Restructured Bonds Series 2022
A-1 (NR/NR)
501,051 5.625
07/01/2027
511,753
492,922 5.625
07/01/2029
522,286
478,771 5.750
07/01/2031
525,980
584,255 0.000
(f)
07/01/2033
422,793
454,000 4.000
07/01/2033
453,865
408,086 4.000
07/01/2035
401,021
350,245 4.000
07/01/2037
339,526
476,200 4.000
07/01/2041
440,292
495,242 4.000
07/01/2046
432,074

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Electric Power Authority Power RB Series VV
(NATL) (NR/NR)
$ 150,000 5.250%
07/01/2032
$ 152,353
145,000 5.250
07/01/2035
146,478
Puerto Rico Electric Power Authority RB Refunding Series 2007
UU (AGM) (A1/AA)
(3M USD SOFR + 0.52%)
40,250,000 3.359
(e)
07/01/2029
39,013,802
Puerto Rico Financial Corp Commonwealth Appropriation Bonds
2001E (AGC-ICC AGM-CR) (A1/AA)
2,030,000 6.000
08/01/2026
2,066,864
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital
Appreciation Restructured RB Series 2018 A-1 (NR/NR)
38,271,000 0.000
(f)
07/01/2027
36,366,788
6,917,000 0.000
(f)
07/01/2029
6,143,650
24,267,000 0.000
(f)
07/01/2031
19,937,008
21,519,000 0.000
(f)
07/01/2033
16,295,095
4,705,000 0.000
(f)
07/01/2046
1,571,563
3,833,000 0.000
(f)
07/01/2051
958,877
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital
Appreciation Restructured RB Series 2019 A-2 (NR/NR)
7,050,000 4.329
07/01/2040
6,897,600
56,000 4.536
07/01/2053
50,725
747,000 4.784
07/01/2058
697,423
Puerto Rico Sales Tax Financing Corporation Sales Tax
Restructured RB Series 2018 A-1 (NR/NR)
98,889,000 4.500
07/01/2034
98,890,671
1,345,000 4.750
07/01/2053
1,267,748
3,400,000 5.000
07/01/2058
3,273,368
Puerto Rico Sales Tax Financing Corporation Sales Tax Revenue
Restructured Bonds Series A-1 (NR/NR)
4,802,000 4.550
07/01/2040
4,803,782
State of Delaware GO Custodial Receipts Series 2017A (NR/NR)
1,030,000 0.000
(h)
03/15/2049
98,137
244,239,059
Rhode Island - 0.1%
Providence Public Buildings Authority Capital Improvement
Program Projects RB 2024 Series A (AGC) (A1/AA)
610,000 5.000
09/15/2027
631,604
400,000 5.000
09/15/2028
422,151
Rhode Island Health And Educational Building Corporation
Hospital Financing Revenue Refunding Bonds Lifespan
Obligated Group Issue Series 2016 (NR/BBB+)
2,000,000 5.000
05/15/2039
2,002,796
Rhode Island Health and Educational Building Corporation Student
Housing RB Prg - RI Properties LLC, Senior Series 2025A
(AG) (NR/AA)
75,000 5.000
07/01/2029
79,783
100,000 5.000
07/01/2030
107,960
200,000 5.000
07/01/2031
217,917
250,000 5.000
07/01/2032
274,370
State of Rhode Island GO Bonds Consolidated Capital
Development Loan Series 2022 A (Aa2/AA)
2,210,000 5.000
08/01/2026
2,240,929
5,977,510
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
South Carolina - 0.6%
Charleston Educational Excellence Financing Corporation
Installment Purchase Revenue Refunding Bonds Charleston
County School District South Carolina Project Series 2024
(Aa3/AA)
$ 500,000 5.000%
12/01/2031
$ 565,189
Charleston Educational Excellence Financing Corporation
Installment Purchase Revenue Refunding Bonds Charleston
County School District, South Carolina Project Series 2025
(NR/AA)
2,500,000 5.000
12/01/2027
2,614,568
Housing Authority of The City of Greenville Multifamily Housing
RB for Cherokee Landing Apartments Project Series 2023
(Aa1/NR)
900,000 5.000
(b)(c)
07/01/2027
908,059
Piedmont Municipal Power SC Electric RB, 2004 A-2 CABS
(AMBAC) (A3/A-)
10,650,000 0.000
(f)
01/01/2027
10,327,311
South Carolina Jobs-Economic Development Authority Hospital
Facilities  RB, Series 2025B (A1/A+)
1,500,000 5.000
(b)(c)
11/01/2049
1,667,011
South Carolina Jobs-Economic Development
Authority Hospital Facilities  RB, Series 2025B
(Bon Secours Mercy Health, Inc.) Long Term Mode Hospital
Facilities  RB, Series 2025B-1 (A1/A+)
5,000,000 5.000
(b)(c)
11/01/2055
5,426,490
South Carolina State Housing Finance And Development Authority
Multifamily Housing RB Oak Grove Apartments Series 2025
(Aa1/NR)
500,000 3.150
(b)(c)
11/01/2043
500,965
South Carolina Transportation Infrastructure Bank South Carolina
Revenue Refunding Bonds Series 2017A (Aa2/NR)
7,130,000 5.000
10/01/2038
7,339,500
29,349,093
South Dakota - 0.0%
South Dakota Health and Educational Facilities Authority RB
Series 2025C Sanford Consisting of Series 2025C-2 (NR/A+)
1,500,000 5.000
(b)(c)
11/01/2051
1,663,379
a a
Tennessee - 0.5%
City of Memphis Sanitary Sewage System Revenue Refunding
Bonds Series 2018 (Aa2/A+)
2,245,000 4.000
10/01/2035
2,254,013
Knoxville’s Community Development Corporation Multifamily
Housing RB The Peter Apartments Series 2025 (Aa1/NR)
6,000,000 3.150
(b)(c)
05/01/2046
6,014,958
Knoxville's Community Development Corporation Collateralized
Multifamily Housing Bonds Scenic View at Hardin Valley
Project Series 2024 (HUD SECT 8) (NR/AA+) (PUTABLE)
1,000,000 3.500
(b)(c)
12/01/2029
1,008,606
Metropolitan Nashville Airport Authority Airport Improvement RB
Series 2022B (A1/NR)
1,050,000 5.000
07/01/2028
1,101,770
Oak Ridge Housing Authority Multifamily Housing RB
(Oak Ridge Redevelopment), Series 2025 (Aa1/NR)
1,850,000 3.200
(b)(c)
12/01/2044
1,853,359

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Tennessee – (continued)
The Health and Educational Facilities Board of The Metropolitan
Government of Nashville and Davidson County, Multifamily
Housing RB Ben Allen Ridge Apartments Project Series
2022B (FNMA COLL) (Aa1/NR) (PUTABLE)
$ 1,135,000 3.850%
(b)(c)
02/01/2048
$ 1,135,488
The Health Educational and Housing Facility Board of he County
of Shelby Tennessee Health Care Revenue Refunding
Bonds Baptist Memorial Health Care Series 2025B
(NR/BBB+) (PUTABLE)
1,735,000 5.000
(b)(c)
09/01/2044
1,867,999
The Health Educational and Housing Facility Board of The
County of Knox Collateralized Multifamily Housing
Bonds The Pines Apartments Project Series 2024
(HUD SECT 8) (NR/AA+) (PUTABLE)
3,000,000 3.100
(b)(c)
09/01/2029
3,001,081
The Health, Educational and Housing Facility
Board of The County of Shelby, Tennessee RB
(Methodist Le Bonheur Healthcare) 2025A (AG) (A1/AA)
4,250,000 5.000
06/01/2028
4,463,481
The Industrial Development Board ofThe Metropolitan Government
of Nashville and Davidson County Multifamily Housing RB
(Trinity Lane Apartments Project), Series 2025 (Aa1/NR)
1,250,000 3.150
(b)(c)
07/01/2044
1,254,583
23,955,338
Texas - 11.1%
Allen Independent School District Collin County Texas Unlimited
Tax Refunding Bonds Taxable Series 2025 (NR/AA)
2,150,000 0.000
(f)
02/15/2026
2,138,257
Alvarado Independent School District Texas Johnson County
Adjustable Rate Unlimited Tax School Building Bonds Series
2022 (PSF-GTD) (Aaa/NR)
3,000,000 4.000
(b)(c)
02/15/2052
3,099,342
Argyle Independent School District A Political Subdivision of
The State of Texas Located In Denton County Texas Variable
Rate Unlimited Tax School Building Bonds Series 2025B-1
(PSF-GTD) (Aaa/NR)
2,000,000 4.000
(b)(c)
08/15/2057
2,036,853
Arlington Higher Education Finance Corp. Great Hearts America -
Texas Education RB Series 2024A (Ba1/NR)
2,000,000 4.250
08/15/2034
2,002,211
Austin Affordable PFC Inc. Multifamily Housing RB Heritage
Pointe Seniors Apartments Series 2024B (Aa1/NR)
2,850,000 5.000
(b)(c)
11/01/2028
2,951,337
Austin Affordable PFC Inc. Multifamily Housing RB Series 2024B
(FNMA COLL) (Aa1/NR)
700,000 5.000
(b)(c)
09/01/2028
722,921
Austin Affordable PFC Inc. Multifamily Housing RB Series 2024B
Eagle’s Landing Family Apartments (Aa1/NR)
1,060,000 5.000
(b)(c)
09/01/2028
1,096,458
Austin Community College District Public Facility Corporation
A Non-Profit Corporation Acting on Behalf ofThe Austin
Community College District A Political Subdivision Located
In Travis, Williamson, Hays, Bastrop, Lee and Caldwell
Counties, Texas Lease Re (Aa3/AA)
1,000,000 5.000
08/01/2027
1,037,564
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Austin Community College District Public Facility Corporation
A Non-Profit Corporation Acting on Behalf ofThe Austin
Community College District, A Political Subdivision Located
In Travis, Williamson, Hays, Bastrop, Lee and Caldwell
Counties, Texas Lease R (Aa3/AA)
$ 1,100,000 5.000%
08/01/2028
$ 1,165,791
Baytown Municipal Development District Combination Limited
Sales Tax Revenue 3rd Lien Hotel RB Series 2021C (NR/AA-)
1,375,000 5.000
10/01/2037
1,412,612
Bexar County Housing Finance Corp. RB Refunding for Westcliffe
Housing Foundation, Inc. Series 2004 (Aa1/NR)
145,000 3.750
(b)
02/01/2035
145,019
Bexar Management and Development Corp. Multifamily Housing
RB for Hill View Heights Apartments Series 2024 (Aa1/NR)
2,090,000 3.020
(b)(c)
05/10/2045
2,092,207
Board of Regents of The University of Texas System Revenue
Financing System Bonds Series 2024A (Aaa/AAA)
10,000,000 5.000
08/15/2027
10,404,248
Boerne Independent School District A Political Subdivision of The
State of Texas Located In Kendall Bexar and Comal Counties
Texas Fixed and Variable Rate Unlimited Tax School Building
Bonds Series 2024 (PSF-GTD) (Aaa/NR)
1,925,000 4.000
(b)(c)
02/01/2054
1,975,583
Burleson Independent School District Texas Johnson and Tarrant
Counties Unlimited Tax Refunding Bonds Series 2025
(PSF-GTD) (Aaa/NR)
2,375,000 5.000
08/01/2027
2,465,340
Cities of Dallas and Fort Worth Texas Dallas Fort Worth
International Airport Joint Revenue Refunding and
Improvement Bonds Series 2025A-2 (A1/AA-)
4,000,000 5.000
(b)(c)
11/01/2050
4,377,183
City of Austin Water & Wastewater System Revenue Refunding
Bonds Series 2022 (Aa2/AA)
1,000,000 5.000
11/15/2026
1,020,618
1,500,000 5.000
11/15/2027
1,567,107
City of Boyd Special Assessment RB, Series 2024
(City of Boyd Public Improvement District No. 1 Improvement
Area #1 Project) (NR/NR)
212,000 4.250
(d)
09/15/2030
214,652
City of Bryan Rural Electric System RB, Series 2024
(AGM) (NR/AA)
265,000 5.000
07/01/2027
273,243
245,000 5.000
07/01/2028
258,278
City of Celina Special Assessment Bonds for The Lake at Mustang
Ranch Public Improvement District Phase#1 Project Series
2020 (BAM) (NR/AA)
320,000 4.000
09/01/2026
322,148
City of Celina Texas a Municipal Corp. of The State of Texas
Located in Collin and Denton Counties Special Assessment
RB Series 2024 (BAM) (NR/AA)
567,000 5.000
09/01/2028
594,517
City of Celina Texas A Municipal Corp. of The State of Texas
Located in Collin and Denton Counties Special Assessment
Revenue Refunding Bonds Series 2024 (BAM) (NR/AA)
605,000 5.000
09/01/2026
613,004
637,000 5.000
09/01/2027
656,831
700,000 5.000
09/01/2029
745,220

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Dallas fort Worth International Airport Joint Revenue
Refunding and Improvement Bonds Series 2023B (A1/AA-)
$ 1,600,000 5.000%
11/01/2026
$ 1,632,135
City of Dallas Housing Finance Corp. Multifamily Housing RB for
Positano Series 2023 (FHA 221(D4)) (Aa1/NR)
845,000 5.000
(b)(c)
09/01/2026
845,846
City of Dallas Housing Finance Corp. Multifamily Housing RB for
The Mondello Series 2024 (FHA 221(D4)) (Aa1/NR)
515,000 5.000
(b)(c)
08/01/2027
520,501
City of Dallas Housing Finance Corp. Multifamily Housing RB
Palladium Buckner Station Series 2025 (Aa1/NR) (PUTABLE)
4,000,000 3.050
(b)(c)
08/01/2030
4,006,135
City of Dallas Housing Finance Corp. Multifamily Housing
Revenue Notes for Estates at Ferguson Series 2023 (Aa1/NR)
1,045,000 5.000
(b)(c)
07/01/2042
1,065,694
City of Dallas Waterworks and Sewer System Revenue Refunding
Bonds Series 2015A (Aa2/AAA)
2,510,000 5.000
10/01/2026
2,517,879
City of Fate Special Assessment Refunding for Williamsburg
Public Improvement District No. 1 Project Series 2019
(BAM) (NR/AA)
155,000 4.000
08/15/2026
155,779
160,000 4.000
08/15/2027
162,009
City of Fort Worth Texas A Municipal Corp. of The State of Texas
Located In Tarrant Denton Parker Johnson and Wise Counties
Special Assessment RB Series 2024 Project (BAM) (NR/AA)
575,000 5.000
09/01/2026
584,209
605,000 5.000
09/01/2027
629,137
639,000 5.000
09/01/2028
670,121
City of Galveston Texas Wharves and Terminal First Lien RB
Series 2024A (NR/A)
740,000 5.000
08/01/2026
747,777
875,000 5.000
08/01/2027
898,127
350,000 5.000
08/01/2028
363,388
City of Hackberry Special Assessment RB Refunding for Hidden
Cove Public Improvement District No. 2 Project Series 2017
(NR/BBB-)
2,312,000 4.500
09/01/2032
2,329,459
City of Houston Texas Combined Utility System First Lien
Revenue Refunding Bonds Series 2024A (Aa2/NR)
4,560,000 5.000
11/15/2026
4,656,792
4,560,000 5.000
11/15/2027
4,769,973
1,000,000 5.000
11/15/2029
1,091,407
City of Houston Texas Public Improvement Refunding Bonds
Series 2024B (Aa3/AA)
1,900,000 5.000
03/01/2026
1,907,423
City of Houston Texas Subordinate Lien RB Consisting of Airport
System Subordinate Lien Revenue and Refunding Bonds
Series 2025A (NR/A+)
3,000,000 5.000
07/01/2031
3,278,399
City of Houston Texas Subordinate Lien RB Consisting of Airport
System Subordinate Lien Revenue and Refunding Bonds
Series 2025A (Amt) (NR/A+)
9,830,000 5.000
07/01/2032
10,854,838
City of Kyle Special Assessment RB for 6 Creeks Public
Improvement District Project Series 2023 (NR/NR)
152,000 4.125
(d)
09/01/2028
152,729
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Kyle Texas A Municipal Corp. of The State of Texas
Located in Hays County Special Assessment RB Series 2025
$ 622,000 4.375%
(d)
09/01/2035
$ 628,155
City of Lavon Texas Special Assessment RB Series 2025 Trails of
Lavon Public Improvement District Projects (NR/NR)
842,000 4.250
(d)
09/15/2032
852,895
City of Manor, A Municipal Corporation ofThe State of Texas
located in Travis County Special Assessment RB, Series 2025
(NR/NR)
180,000 4.000
(d)
09/15/2030
180,487
City of Mesquite, Dallas and Kaufman Counties Special
Assessment RB, Series 2023 Heartland Town Center Public
Improvement District Phase 2 Specific Improvements Project
(NR/NR)
166,000 4.000
(d)
09/01/2030
166,429
City of Oak Point Special Assessment for Wildridge Public
Improvement District No. 1 Project Series 2021 (NR/NR)
250,000 2.750
(d)
09/01/2031
228,562
City of Princeton Special Assessment RB for Brookside Public
Improvement District Series 2021 (NR/NR)
48,000 2.500
(d)
09/01/2026
47,566
City of Sachse Special Assessment RB for Sachse Public
Improvement District Project Series 2022 (NR/NR)
100,000 5.000
(d)
09/15/2028
102,526
City of San Antonio Electric and Gas Systems Fixed and Variable
Rate Junior Lien Revenue Refunding Bonds Series 2022
(Aa3/A+)
12,000,000 2.000
(b)(c)
02/01/2049
11,710,474
City of San Antonio Texas Electric and Gas Systems Revenue
Refunding Bonds New Series 2024D (Aa2/AA-)
5,270,000 5.000
02/01/2031
5,867,869
City of San Antonio Texas Municipal Facilities Corporation City
Tower Renovation Project Variable Rate Lease RB Series 2021
(Aa1/AA+)
1,680,000 5.000
(b)(c)
08/01/2050
1,732,016
City of San Antonio Water System Variable Rate Junior Lien RB
Series 2013F (Aa1/AA+)
20,000,000 1.000
(b)(c)
05/01/2043
19,604,286
Clear Creek Independent School District UT Refunding Bonds
Series 2024A (PSF-GTD) (Aaa/NR)
3,410,000 5.000
02/15/2032
3,869,749
Clifton Higher Education Finance Corp. Education Revenue
and Refunding Bonds Idea Public Schools Series 2016A
(PSF-GTD) (NR/AAA)
860,000 5.000
08/15/2036
867,026
Clifton Higher Education Finance Corp. Education Revenue
and Refunding Bonds Idea Public Schools Series 2024
(PSF-GTD) (NR/AAA)
600,000 5.000
08/15/2026
608,330
1,000,000 5.000
08/15/2027
1,036,720
Clifton Higher Education Finance Corporation
(International Leadership of Texas, Inc.) Education Revenue
And Refunding Bonds Series 2024A (PSF-GTD) (Aaa/NR)
1,000,000 5.000
08/15/2026
1,013,883
Clifton Higher Education Finance Corporation Education Revenue
and Refunding Bonds Idea Public Schools, Series 2025
(PSF-GTD) (NR/AAA)
1,000,000 5.000
08/15/2028
1,056,813

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Clifton Higher Education Finance Corporation Texas Variable Rate
Education RB International Leadership of Texas Inc, Series
2025B (PSF-GTD) (Aaa/NR)
$ 2,050,000 4.000%
(b)(c)
02/15/2055
$ 2,140,997
Comal Independent School District GO Refunding Bonds Series
2017 (PSF-GTD) (Aaa/NR)
1,600,000 5.000
02/01/2026
1,603,135
Conroe Independent School District UT Refunding Bonds Series
2023A (PSF-GTD) (Aaa/AAA)
2,000,000 5.000
02/15/2026
2,005,582
2,035,000 5.000
02/15/2027
2,089,792
Crosswinds at South Lake Special Improvement District Limited
Ad Valorem Tax and Subordinate Lien Sales and Use Tax
Bonds, Series 2024 (AGC) (Baa3/AA)
395,000 5.000
08/15/2030
414,280
390,000 5.000
08/15/2034
421,379
Crosswinds at South Lake Special Improvement District Limited
Ad Valorem Tax and Subordinate Lien Sales and Use Tax Road
Bonds, Series 2025 (BAM) (Baa3/AA)
90,000 5.000
08/15/2026
90,982
60,000 5.000
08/15/2027
61,652
60,000 5.000
08/15/2028
62,666
65,000 5.000
08/15/2029
68,969
65,000 5.000
08/15/2030
69,923
Cypress-Fairbanks Independent School District A Political
Subdivision of the State of Texas Located In Harris County
Texas Unlimited Tax Refunding Bonds Series 2025
(PSF-GTD) (Aaa/AAA)
2,760,000 5.000
02/15/2033
3,168,704
Dallas County Flood Control District No. 1 Unlimited Tax GO
Refunding Bonds Series 2015 (NR/NR)
3,250,000 5.000
(d)
04/01/2032
3,250,676
Denton County Permanent Improvement Refunding Bonds Series
2016 (Aaa/AAA)
2,000,000 4.000
07/15/2033
2,000,341
Denton Independent School District Texas Denton County Variable
Rate Unlimited Tax School Building Bonds Series 2025-B
(PSF-GTD) (NR/AAA)
11,080,000 4.000
(b)(c)
08/15/2055
11,534,093
Dickinson Independent School District Galveston County Texas
Variable Rate Unlimited Tax Refunding Bonds Series 2013
(PSF-GTD) (Aaa/AAA)
5,000,000 3.100
(b)(c)
08/01/2037
5,009,277
Eagle Mountain-Saginaw Independent School District
Variable Rate UT School Building Bonds Series 2011
(PSF-GTD) (NR/AAA)
1,505,000 4.000
(b)(c)
08/01/2050
1,532,040
Eagle Mountain-Saginaw Independent School District
Variable Rate UT School Building Bonds Series 2011
(PSF-GTD) (NR/NR) (PUTABLE)
20,000 4.000
(a)(b)(c)
08/01/2027
20,422
Ector County Hospital District GO Refunding Bonds Series 2020
(Baa2/BBB-)
620,000 5.000
09/15/2026
624,837
El Paso County Hospital District El Paso County Texas GO Bonds,
Series 2025 (AG) (NR/AA)
2,000,000 5.000
02/15/2027
2,045,178
3,200,000 5.000
02/15/2028
3,338,248
3,440,000 5.000
02/15/2029
3,656,521
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
El Paso County Hospital District El Paso County Texas GO Bonds,
Series 2025 (AG) (NR/AA) – (continued)
$ 2,600,000 5.000%
02/15/2030
$ 2,813,662
El Paso County Hospital District El Paso County Texas GO
Refunding Bonds Series 2024 (AGC) (NR/AA)
1,000,000 5.000
08/15/2026
1,012,387
1,225,000 5.000
08/15/2027
1,265,183
1,105,000 5.000
08/15/2028
1,163,729
El Paso Independent School District Variable Rate Maintenance
Tax Notes Series 2020 (Aa2/NR)
1,750,000 5.000
(b)(c)
02/01/2040
1,752,380
Frisco Independent School District A Political Subdisivion of
The State of Texas Located In Denton and Collin Counties
Texas Unlimited Tax Refunding Bonds Series 2025A
(PSF-GTD) (Aaa/AAA)
1,000,000 5.000
02/15/2030
1,097,069
1,300,000 5.000
02/15/2031
1,451,102
1,515,000 5.000
02/15/2032
1,715,593
Goose Creek Consolidated Independent School District GO Bonds
RMKT 08/16/21 Series 2014 B (PSF-GTD) (Aaa/AAA)
4,000,000 0.600
(b)(c)
02/15/2035
3,942,698
Grayson County Junior College District GO Bonds Series 2024
(Aa2/NR)
445,000 5.000
02/15/2031
494,466
520,000 5.000
02/15/2032
585,720
Gulfgate Redevelopment Authority Tax Allocation Refunding for
City of Houston TX Reinvestment Zone No. 8 Series 2020
(AG) (NR/AA)
470,000 5.000
09/01/2027
485,018
500,000 5.000
09/01/2028
525,575
745,000 5.000
09/01/2029
797,128
465,000 4.000
09/01/2031
481,055
415,000 4.000
09/01/2033
424,518
Hale Center Education Facilities Corp. Revenue Improvement and
Revenue Refunding Bonds Series 2022 (NR/BBB)
675,000 5.000
03/01/2026
676,367
990,000 5.000
03/01/2027
1,005,131
Harris County Cultural Education Facilities Finance Corp. RB
Refunding for Texas Medical Center Series 2019 A (A1/AA-)
1,575,000 5.000
05/15/2030
1,684,816
Harris County Cultural Education Facilities Finance Corporation
RB Texas Medical Center, Series 2020A (A1/AA-)
13,150,000 5.000
(b)(c)
05/15/2050
14,378,448
Harris County Texas Permanent Improvement Tax and Revenue
Certificates of Obligation Series 2024 (Aaa/NR)
1,380,000 5.000
09/15/2026
1,403,992
1,760,000 5.000
09/15/2027
1,834,885
Harris County Texas UT Road Refunding Bonds Series 2024A
(Aaa/NR)
1,050,000 5.000
09/15/2026
1,068,255
1,445,000 5.000
09/15/2027
1,506,482
Hickory Creek Texas Special Assessment RB for Public
Improvement District No. 1 Series 2017 (NR/BBB-)
595,000 3.750
09/01/2032
589,330
Hidalgo County Texas Limited Tax Refunding Bonds Series 2025
(Aa2/AA-)
730,000 5.000
08/15/2026
740,090

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Housing Options Inc. Multifamily Housing
RB Royal Crest Apartments Series 2025
(HUD SECT 8) (Aa1/NR) (PUTABLE)
$ 3,850,000 3.050%
(b)(c)
02/01/2045
$ 3,860,357
Houston Housing Finance Corp. Multifamily Housing RB Cordova
Apartments Series 2024 (Aa1/NR)
2,650,000 3.650
(b)(c)
02/01/2048
2,674,115
Houston Independent School District Harris County Texas Variable
Rate Maintenance Tax Notes Series 2025A (Aaa/AA+)
5,000,000 5.000
(b)(c)
07/15/2045
5,254,646
Houston Water & Sewer System Junior Lien Revenue Refunding
Bonds Series 1998A (AGM) (Aa1/AA+)
5,755,000 0.000
(f)
12/01/2026
5,604,008
Hutto Independent School District Variable Rate Unlimited Tax
School Building Bonds Series 2015 (PSF-GTD) (NR/AAA)
2,325,000 4.000
(b)(c)
02/01/2055
2,400,854
Jacksboro Independent School District Adjustable Rate UT School
Building Bonds Series 2023 (PSF-GTD) (NR/AAA)
2,470,000 4.000
(b)(c)
02/15/2048
2,551,735
Jim Hogg County Independent School District UT Refunding
Bonds Series 2023 (PSF-GTD) (NR/AAA)
510,000 5.000
08/15/2026
517,428
Karnes County Hospital District A Political Subdivision of The
State of Texas Located In Karnes County Adjustable-Rate
Hospital Revenue Refunding Bonds Series 2024 (NR/NR)
2,825,000 5.000
(b)(c)
02/01/2044
2,954,229
Kaufman County Fresh Water Supply District No. 1-D Unlimited
Tax Road Bonds Series 2024 (AGC) (Baa3/AA)
205,000 5.000
09/01/2029
213,199
260,000 5.000
09/01/2033
282,069
Kaufman County Fresh Water Supply District No. 1-D Unlimited
Tax Utility Bonds Series 2024 (AGC) (Baa3/AA)
385,000 5.000
09/01/2029
400,491
465,000 5.000
09/01/2033
504,470
Kilgore Independent School District Texas Rusk and Gregg
Counties Adjustable Rate Unlimited Tax School Building
Bonds Series 2022 (PSF-GTD) (Aaa/NR)
2,000,000 4.000
(b)(c)
02/15/2052
2,014,715
Laredo Independent School District A Political Subdivision of
The State of Texas Located In Webb County UnLT Refunding
Bonds Series 2024 (PSF-GTD) (NR/AAA)
1,250,000 5.000
08/01/2027
1,292,820
Laredo Independent School District UT Refunding Bonds Series
2023 (AGM) (NR/AA)
360,000 5.000
08/01/2026
364,892
735,000 5.000
08/01/2027
762,494
Leander Independent School District UT School Building Bonds
Series 2022 (PSF-GTD) (NR/AAA)
1,025,000 5.000
08/15/2027
1,064,957
Love Field Airport Modernization Corp. General Airport Revenue
Refunding Bonds Series 2021 (NR/A)
3,615,000 5.000
11/01/2026
3,672,032
Lower Colorado River Authority LCRA Transmission Services
Corp. Project RB Refunding Series 2019 (NR/A)
4,400,000 5.000
05/15/2027
4,544,072
Lower Colorado River Authority Refunding RB, Series 2025B
(A2/A)
3,750,000 5.000
(b)(c)
05/15/2045
4,147,344
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Lower Colorado River Authority Transmission Contract Refunding
and Improvement RB LCRA Transmission Services Corp.
Project Series 2025A (A1/A)
$ 2,750,000 5.000%
05/15/2030
$ 3,015,033
1,250,000 5.000
05/15/2031
1,392,467
2,000,000 5.000
05/15/2032
2,256,011
Lower Colorado River Authority Transmission Contract Refunding
RB for LCRA Transmission Services Corp. Project Series
2022A (NR/A)
1,000,000 5.000
05/15/2026
1,008,692
680,000 5.000
05/15/2027
702,266
Matagorda County Navigation District Number One Pollution
Control Revenue Refunding Bonds for Central Power and
Light Company Project Series 1996 (Baa3/BBB+)
2,125,000 4.250
05/01/2030
2,212,667
Montgomery Independent School District A Political Subdivision
of The State of Texas Located In Montgomery County
Texas Unlimited Tax Refunding Bonds Series 2024A
(PSF-GTD) (Aaa/NR)
1,675,000 5.000
02/15/2032
1,898,803
Navarro Independent School District A Political Subdivision of The
State of Texas Located In Guadalupe County Texas Fixed and
Variable Rate Unlimited Tax School Building Bonds Series
2025 (PSF-GTD) (NR/AAA)
3,000,000 4.000
(b)(c)
02/15/2062
3,080,298
New Hope Cultural Education Facilities Finance Corp. Student
Housing RB for Cityscape Schools, Inc. Series 2019 A
(NR/BBB-)
225,000 4.000
(d)
08/15/2029
225,171
New Hope Cultural Education Facilities Finance Corporation
Retirement Facility RB Westminster Project Series 2025
(NR/NR)
370,000 5.000
11/01/2031
396,980
New Hope Cultural Education Facilities Finance Corporation
Retirement Facility RBWestminster Project Series 2025
(NR/NR)
185,000 5.000
11/01/2026
186,944
245,000 5.000
11/01/2027
250,929
305,000 5.000
11/01/2028
316,594
395,000 5.000
11/01/2029
415,389
550,000 5.000
11/01/2030
584,648
460,000 5.000
11/01/2032
498,256
485,000 5.000
11/01/2033
527,950
405,000 5.000
11/01/2034
442,649
430,000 5.000
11/01/2035
469,308
North East Texas Regional Mobility Authority Senior Lien,
Revenue and Refunding Bonds, Series 2025A (Baa1/A)
600,000 5.000
01/01/2032
667,774
525,000 5.000
01/01/2033
590,173
North East Texas Regional Mobility Authority Subordinate Lien,
Revenue Refunding Bonds, Series 2025B (Baa2/A-)
560,000 5.000
01/01/2032
619,039
550,000 5.000
01/01/2033
613,501
North Texas Higher Education Authority Inc. Tax-Exempt
Education Loan RB Senior Series 2025A (AMT) (NR/AA)
800,000 5.000
06/01/2030
843,387
850,000 5.000
06/01/2031
903,543
1,250,000 5.000
06/01/2032
1,335,138

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
North Texas Municipal Water District Texas Water System Revenue
Refunding Bonds Series 2021A (Aa1/AAA)
$ 5,000,000 3.000%
09/01/2032
$ 4,966,720
North Texas Tollway Authority System Revenue Refunding Bonds
First Tier Bonds Series 2023A (Aa3/AA-)
6,500,000 5.000
01/01/2026
6,500,000
North Texas Tollway Authority System Revenue Refunding Bonds
First Tier Bonds Series 2025A (Aa3/AA-)
175,000 5.000
01/01/2032
197,942
North Texas Tollway Authority System Revenue Refunding Bonds
Second Tier Bonds Series 2024B (A1/A+)
5,000,000 5.000
01/01/2032
5,634,783
North Texas Tollway Authority System Revenue Refunding Bonds
Second Tier Bonds Series 2025B (A1/A+)
1,210,000 5.000
01/01/2032
1,363,617
Northside Independent School District Texas Bexar County Hill
Variable Rate Unlimited Tax School Building and Refunding
Bonds Series 2024B (PSF-GTD) (Aaa/NR)
5,400,000 3.450
(b)(c)
08/01/2054
5,438,941
Northside Independent School District, Bexar County,
Variable Rate UT School Building Bonds, Series 2023B
(PSF-GTD) (Aaa/NR)
3,915,000 3.000
(b)(c)
08/01/2053
3,915,560
Pasadena Independent School District UT School Building Bonds
Series 2023 (PSF-GTD) (Aaa/AAA)
200,000 5.000
02/15/2026
200,583
225,000 5.000
02/15/2027
231,310
Pasadena Independent School District Variable Rate UT School
Building Bonds (PSF-GTD) (Aaa/AAA)
14,250,000 3.230
(b)(c)
02/15/2044
14,306,443
Plainview Independent School District Adjustable Rate UT School
Building Bonds Series 2020B (PSF-GTD) (Aaa/NR)
1,515,000 4.000
(b)(c)
02/15/2050
1,526,146
Ponder Independent School District Texas Denton County
Adjustable Rate UT School Building Bonds Series 2021
(PSF-GTD) (NR/AAA)
1,800,000 4.000
(b)(c)
02/15/2051
1,833,168
Port of Houston Authority of Harris County First Lien RB Series
2023 (NON-AMT) (Aa3/AA+)
700,000 5.000
10/01/2026
712,686
Pottsboro Independent School District A Political Subdivision
of The State of Texas Located In Grayson County Texas
Adjustable Rate UT School Building Bonds Series 2022
(PSF-GTD) (NR/AAA)
1,910,000 4.000
(b)(c)
02/15/2052
1,944,283
Prosper Independent School District A Political Subdivision of The
State of Texas Located In Collin and Denton Counties Texas
Adjustable Rate Unlimited Tax School Building Bonds Series
2022 (PSF-GTD) (Aaa/NR)
8,750,000 4.000
(b)(c)
02/15/2053
9,039,748
Prosper Independent School District Adjustable Rate UT School
Building Bonds Series 2019B (PSF-GTD) (Aaa/NR)
1,875,000 4.000
(b)(c)
02/15/2050
1,889,833
San Antonio Housing Trust Public Facility Corporation
Multifamily Housing RB Palladium San Antonio Series 2024
(Aa1/NR) (PUTABLE)
1,065,000 3.450
(b)(c)
07/01/2029
1,072,512
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
San Antonio Housing Trust Public Facility Corporation Multifamily
Housing RB Residences At Pearsall Park Series 2024B
(Aa1/NR)
$ 2,000,000 3.190%
(b)(c)
10/01/2028
$ 2,012,760
Sinton Independent School District Texas Fixed Rate and Variable
Rate Unlimited Tax School Building Bonds, Series 2022
(PSF-GTD) (NR/AAA)
3,600,000 4.000
(b)(c)
08/15/2049
3,626,487
SMHA Finance Public Facility Corporation Texas Multifamily
Housing Revenue Bonds Centerpoint Depot Series 2024
(Aa1/NR) (PUTABLE)
2,630,000 3.700
(b)(c)
07/01/2028
2,658,881
Spring Branch Independent School District UT Schoolhouse Bonds
Series 2022 (PSF-GTD) (Aaa/AAA)
1,230,000 5.000
02/01/2026
1,232,410
1,000,000 5.000
02/01/2027
1,026,524
State of Texas College Student Loan GO Bonds Series 2016
(Aaa/AAA)
4,275,000 5.500
08/01/2027
4,331,026
Strategic Housing Finance Corporation of Travis County
Multifamily Housing RB Series 2024 (Aa1/NR)
2,555,000 3.350
(b)(c)
03/01/2046
2,562,443
Tarrant County Cultural Education Facilities Finance Corp.
Hospital RB for Baylor Scott & White Health Project Series
2022E (Aa2/AA-)
4,045,000 5.000
(b)(c)
11/15/2052
4,064,814
Tarrant County Cultural Education Facilities Finance Corp.
Revenue Refunding Bonds Christus Health Series 2024B
(A2/NR)
525,000 5.000
07/01/2026
530,769
800,000 5.000
07/01/2027
826,776
1,000,000 5.000
07/01/2028
1,052,242
Tarrant County Cultural Education Facilities Finance Corporation
RB Ascension Senior Credit Group Series 2025C-1 (Aa3/AA)
4,630,000 5.000
(b)(c)
11/15/2051
5,164,107
Tarrant County Cultural Education Facilities Finance Corporation
Texas Health Resources System RB Series 2025B (Aa2/AA)
7,000,000 5.000
(b)(c)
11/15/2064
7,547,741
Tarrant County Cultural Education Facilities Finance Corporation
Texas Health Resources System RB Series 2025C (Aa2/AA)
4,500,000 5.000
(b)(c)
11/15/2064
5,022,973
Tarrant County Housing Finance Corporation Multifamily Housing
RB The Meridian Apartments Series 2024B (Aa1/NR)
1,000,000 5.000
(b)(c)
09/01/2028
1,032,745
Texas Department of Housing and Community Affairs Multifamily
Housing RB Palladium E Lancaster Avenue Series 2024
(Aa1/NR) (PUTABLE)
10,000,000 3.125
(b)(c)
08/01/2029
10,046,615
Texas Department of Housing and Community Affairs Multifamily
Housing RB Palladium Old FM 471 W Series 2024
(FHA 221(D)(4)) (Aa1/NR) (PUTABLE)
5,000,000 3.050
(b)(c)
09/01/2029
5,010,684
Texas Department of Housing and Community Affairs Multifamily
Housing Revenue Notes for Aspen Park Series 2023 (Aa1/NR)
3,335,000 5.000
(b)(c)
03/01/2041
3,347,713
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien
Series 2006 B (A1/A-)
(3M USD SOFR + 0.70%)
1,895,000 3.370
(e)
12/15/2026
1,898,460

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Texas Municipal Gas Acquisition & Supply Corp. II RB Series
2007 B (A1/A)
(SIFMA Municipal Swap Index Yield + 0.55%)
$ 3,675,000 3.870%
(e)
09/15/2027
$ 3,667,271
Texas Municipal Gas Acquisition and Supply Corp. II RB for
SOFR Index Rate Series 2012 C (A1/A)
(3M USD SOFR + 0.86%)
53,495,000 3.320
(e)
09/15/2027
53,543,087
Texas Private Activity Bonds Surface Transportation Corp. RB
Refunding for NTE Mobility Partners LLC Series 2019 A
(Baa1/NR)
5,920,000 5.000
12/31/2032
6,337,606
Texas Public Finance Authority Revenue Financing System Bonds
for Southern University Series 2023 (BAM) (NR/AA)
500,000 5.000
05/01/2026
502,963
620,000 5.000
05/01/2027
635,763
640,000 5.000
05/01/2028
670,347
Texas State Affordable Housing Corp. Multifamily Housing RB for
Norman Commons Project Series 2023 (Aa1/NR)
2,200,000 3.625
(b)(c)
01/01/2045
2,214,027
Texas State Technical College System Revenue Financing System
Improvement Bonds Series 2022A (AGM) (A1/AA)
1,750,000 5.000
08/01/2026
1,773,770
1,300,000 5.000
08/01/2027
1,347,173
Texas Transportation Commission State Highway Fund First Tier
RB Series 2016-B (Aaa/AAA)
46,000,000 0.560
04/01/2026
45,621,926
Texas Water Development Board State Revolving Fund RB New
Series 2020 (NR/AAA)
2,700,000 5.000
08/01/2026
2,737,787
Texas Water Development Board State Water Implementation
Revenue Fund for Texas RB Series 2022 (NR/AAA)
1,850,000 5.000
10/15/2026
1,885,152
1,240,000 5.000
04/15/2027
1,278,728
1,450,000 5.000
10/15/2027
1,512,690
The Mesquite Housing Finance Corporation Multifamily
Housing RB Palladium Carver Living Series 2024
(Aa1/NR) (PUTABLE)
5,000,000 3.350
(b)(c)
08/01/2029
5,009,817
Town of Flower Mound River Walk Public Improvement District
No. 1 Special Assessment Refunding Bonds Series 2021
(NR/NR)
165,000 2.625
(d)
09/01/2026
163,642
Town of Little Elm Special Assessment RB for Valencia Public
Improvement Project Series 2021 (NR/NR)
281,000 2.875
(d)
09/01/2031
258,113
Town of Little Elm Special Assessment RB for Valencia Public
Improvement Project Series 2021 (NR/NR) (NR/NR)
43,000 2.375
(d)
09/01/2026
42,576
Travis County Development Authority Contract Assessment RB for
Turner’s Crossing Public Improvement District Improvement
Area #1 Commercial Lot 98 and Improvement Area #2 Project
Series 2025 (NR/NR)
498,000 4.250
09/01/2031
501,007
Travis County Development Authority Contract Assessment RB for
Turner's Crossing Public Improvement District Improvement
Area Project Series 2022 (NR/NR)
100,000 4.375
(d)
09/01/2027
100,285
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Trophy Club Public Improvement District No. 1 Special
Assessment Revenue Refunding Bonds, Series 2025 (NR/NR)
$ 705,000 5.000%
09/01/2028
$ 721,985
528,000 5.000
09/01/2030
558,537
502,000 5.000
09/01/2032
538,585
University of Houston Board of Regents System Consolidated
Revenue Refunding Bonds Series 2017C (Aa2/AA+)
10,000,000 4.000
02/15/2033
10,010,344
University of North Texas  Revenue Refunding Improvement Bonds
2025A (Aa2/NR)
1,400,000 5.000
04/15/2029
1,506,844
Uptown Development Authority Tax Allocation Refunding Bonds
for City of Houston Reinvestment Zone No. 16 Series 2021
(Baa2/NR)
755,000 5.000
09/01/2031
800,860
Waller Independent School District Waller and Harris Counties
Texas Unlimited Tax School Building Bonds Series 2025
(PSF-GTD) (Aaa/AAA)
2,250,000 5.000
02/15/2031
2,503,526
Westpointe Special Improvement District Limited Ad Valorem Tax
Bonds Series 2023A (BAM) (Baa2/AA)
195,000 5.500
08/15/2026
197,722
210,000 5.500
08/15/2027
217,568
220,000 5.500
08/15/2028
233,876
230,000 5.500
08/15/2029
249,543
245,000 5.500
08/15/2030
270,605
255,000 5.500
08/15/2031
285,876
270,000 5.000
08/15/2032
294,457
285,000 5.000
08/15/2033
309,101
300,000 5.000
08/15/2034
323,572
Westpointe Special Improvement District Limited Ad Valorem Tax
Road Bonds Series 2024 (BAM) (Baa2/AA)
280,000 5.000
08/15/2026
283,058
325,000 5.000
08/15/2029
347,082
Westside 211 Special Improvement District Limited Ad Valorem
Tax and Subordinate Lien Sales and Use Tax Road Bonds,
Series 2021 (Baa3/NR)
285,000 2.000
08/15/2028
270,990
Westside 211 Special Improvement District Limited Ad Valorem
Tax and Subordinate Lien Sales and Use Tax Road Bonds,
Series 2025 (BAM) (Baa3/AA)
380,000 5.000
08/15/2035
402,625
Westside 211 Special Improvement District Limited Ad Valorem
Tax Subordinate Lien Sales Use Tax Road Bonds Series 2022
(Baa3/NR)
90,000 5.000
08/15/2026
90,722
90,000 5.000
08/15/2027
91,935
95,000 5.000
08/15/2028
98,013
100,000 5.000
08/15/2029
104,159
110,000 5.000
08/15/2030
115,486
115,000 5.000
08/15/2031
120,568
120,000 5.000
08/15/2032
125,320
Westside 211 Special Improvement Project District LT &
Subordinate Lien Sales & Use Tax Road Bonds Series 2021
(Baa3/NR)
270,000 2.000
08/15/2026
265,840
Wise County Texas Tax Notes Series 2024 (NR/AA+)
550,000 5.000
02/15/2026
551,368
575,000 5.000
02/15/2027
588,876

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Wise County Texas Tax Notes Series 2024 (NR/AA+) – (continued)
$ 550,000 5.000%
02/15/2028
$ 575,686
576,070,301
Utah - 0.4%
Intermountain Power Agency Power Supply RB 2023 Series A
(Tax-Exempt) (Aa3/NR)
2,970,000 5.000
07/01/2034
3,336,796
Salt Lake City International Airport RB Series 2018A
(AMT) (A1/A+)
1,000,000 5.000
07/01/2029
1,047,284
Salt Lake City International Airport RB Series 2021A (A1/A+)
2,500,000 5.000
07/01/2027
2,573,641
7,420,000 5.000
07/01/2028
7,793,159
Utah Housing Corp. Multifamily Housing RB for Promontory
Place Apartments Series 2024B (Aa1/NR)
1,250,000 3.400
(b)(c)
02/01/2028
1,258,403
Utah Housing Corp. Multifamily Housing RB Series 2024
(Aa1/NR)
1,440,000 3.700
(b)(c)
08/01/2043
1,446,898
Utah Housing Corporation Multifamily Housing RB Liberty
Corner Series 2025 (Aa1/NR) (PUTABLE)
5,000,000 3.000
(b)(c)
09/01/2045
4,981,273
Utah Telecommunication Open Infrastructure Agency Sales Tax &
Telecommunication Revenue Refunding Bonds Series 2022
(NR/AA-)
250,000 5.000
06/01/2026
252,099
300,000 5.000
06/01/2027
309,598
22,999,151
Virgin Islands - 0.1%
Virgin Islands Transportation & Infrastructure Corporation Grant
Anticipation RB Federal Highway Grant Anticipation Revenue
Loan Note Series 2025 (NR/A)
600,000 5.000
09/01/2030
647,235
Virgin Islands Transportation & Infrastructure Corporation Grant
Anticipation RB Federal Highway Grant Anticipation Revenue
Loan Note, Series 2025 (NR/A)
1,000,000 5.000
09/01/2026
1,012,238
800,000 5.000
09/01/2027
823,591
1,000,000 5.000
09/01/2028
1,047,042
1,000,000 5.000
09/01/2029
1,063,282
4,593,388
Virginia - 1.4%
Alexandria Redevelopment and Housing Authority Multifamily
Housing RB 431 S Columbus St Block 4 Series 2024
(HUD SECT 8) (Aa1/NR)
1,600,000 3.200
(b)(c)
12/01/2054
1,601,526
Chesapeake Redevelopment and Housing Authority Multifamily
Housing RB Hunters Point Apartments, Series 2023
(HUD SECT 8) (Aa1/NR)
3,450,000 5.000
(b)(c)
05/01/2043
3,471,694
Commonwealth of Virginia Commonwealth Transportation Board
Capital Projects RB Series 2016 (Aa1/AA+)
9,355,000 4.000
05/15/2032
9,390,350
Economic Development Authority of Isle of Wight County
Health System RB for Riverside Health System Series 2023
(AGM) (NR/AA)
500,000 5.000
07/01/2026
505,172
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Virginia – (continued)
Economic Development Authority of Isle of Wight County
Health System RB for Riverside Health System Series 2023
(AGM) (NR/AA) – (continued)
$ 500,000 5.000%
07/01/2027
$ 516,214
500,000 5.000
07/01/2028
527,371
Economic Development Authority of The City of Winchester
Virginia RB Valley Health System Obligated Group Series
2024A (A1/A+)
800,000 5.000
01/01/2027
817,664
275,000 5.000
01/01/2028
287,231
Economic Development Authority of The County of Spotsylvania
Public Facilities Refunding RB Series 2021 (NR/AA+)
2,960,000 5.000
06/01/2026
2,989,515
Economic Development Authority of The County of Spotsylvania
Virginia Public Facilities Revenue Refunding Bonds Series
2021 (NR/AA+)
2,000,000 5.000
06/01/2027
2,069,636
Fairfax County Redevelopment & Housing Authority Multifamily
Housing RB for Dominion Square North Project Series 2023
(Aa1/NR)
5,400,000 5.000
(b)(c)
01/01/2045
5,556,286
Hampton Roads Sanitation District Virginia Subordinate
Wastewater RB Series 2025A (NR/SP-1+)
2,500,000 5.000
07/15/2026
2,532,980
Hampton Roads Transportation Authority Accountability
Commission Transportation Fund Senior Lien Bond
Anticipation Notes Series 2021A (NR/NR)
14,325,000 5.000
07/01/2026
14,504,043
Industrial Development Authority of Arlington County Hospital RB
for VHC Health Series 2023A (NR/A+)
4,225,000 5.000
(b)(c)
07/01/2053
4,566,273
Norfolk Redevelopment and Housing Authority Multifamily
Housing RB Braywood Manor Apartments, Series 2023
(HUD SECT 8) (Aa1/NR)
125,000 5.000
(b)(c)
05/01/2043
125,769
Virginia College Building Authority RB Refunding for Regent
University Project Series 2021 (NR/BBB)
300,000 5.000
06/01/2028
310,107
375,000 5.000
06/01/2029
392,544
300,000 5.000
06/01/2031
320,704
875,000 4.000
06/01/2036
867,558
Virginia College Building Authority Virginia Educational Facilities
RB 21st Century College and Equipment Programs Series
2017C (Aa1/AA+)
1,180,000 4.000
02/01/2033
1,190,575
Virginia College Building Authority Virginia Educational Facilities
Revenue Refunding Bonds Public Higher Education Financing
Program Series 2016A (ST INTERCEPT) (Aa1/AA+)
10,545,000 3.000
09/01/2026
10,565,609
Virginia Housing Development Authority Rental Housing Bonds
2024 Series C (NON-AMT) (Aa1/AA+)
2,730,000 3.950
06/01/2029
2,740,245
Virginia Small Business Financing Authority Refunding RB
Hampton University Series 2025 (NR/A-)
500,000 5.000
10/01/2026
506,190
1,000,000 5.000
10/01/2027
1,029,432
1,100,000 5.000
10/01/2028
1,150,887
1,100,000 5.000
10/01/2029
1,167,831
1,140,000 5.000
10/01/2030
1,226,325

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Virginia – (continued)
Virginia Small Business Financing Authority Refunding RB
Hampton University Series 2025 (NR/A-) – (continued)
$ 1,050,000 5.000%
10/01/2031
$ 1,142,024
1,490,000 5.000
10/01/2032
1,631,593
73,703,348
Washington - 2.2%
City of Seattle Municipal Light & Power Refunding RB 2021
Series B (Aa2/AA)
(SIFMA Municipal Swap Index Yield + 0.25%)
10,000,000 3.570
(c)(e)
05/01/2045
9,947,921
Energy Northwest Project 1 Electric Revenue Refunding Bonds
Series 2024-B (Aa2/AA-)
4,230,000 5.000
07/01/2027
4,389,345
Enumclaw School District No. 216 King County
Washington Unlimited Tax GO Refunding Bonds 2025
(SCH BD GTY) (Aaa/NR)
500,000 5.000
12/01/2034
581,876
Enumclaw School District No. 216 King County Washington
Unlimited Tax GO Refunding Bonds, Series 2025
(SCH BD GTY) (Aaa/NR)
875,000 5.000
12/01/2028
934,009
500,000 5.000
12/01/2030
555,588
700,000 5.000
12/01/2032
801,228
Issaquah School District UT GO Refunding Bonds Series 2022
(SCH BD GTY) (Aaa/AA+)
1,975,000 5.000
12/01/2026
2,018,744
1,500,000 4.000
12/01/2027
1,542,597
King County Junior Lien Sewer Revenue Refunding Bonds 2021
Series A (Aa2/AA)
(SIFMA Municipal Swap Index Yield + 0.23%)
11,250,000 3.550
(c)(e)
01/01/2040
11,159,388
Port of Seattle Industrial Development Corp. RB Refunding for
Delta Air Lines, Inc. Series 2012 (NR/BBB-)
3,975,000 5.000
04/01/2030
3,975,903
Port of Seattle Intermediate Lien Private Activity Revenue and
Refunding Bonds 2022B (AMT) (Aa3/AA-)
7,770,000 5.000
08/01/2027
8,017,756
Port of Seattle Intermediate Lien RB 2017C (AMT) (Aa3/AA-)
4,000,000 5.000
05/01/2029
4,100,995
Port of Seattle Intermediate Lien RB 2017D (AMT) (Aa3/AA-)
4,300,000 5.000
05/01/2027
4,415,002
Port of Seattle Intermediate Lien Revenue and Refunding Bonds
Series 2024B (AMT) (Aa3/AA-)
2,295,000 5.000
07/01/2026
2,319,195
4,860,000 5.000
07/01/2027
5,006,762
3,565,000 5.000
07/01/2028
3,745,167
2,700,000 5.000
07/01/2029
2,880,796
Public Utility District No. 1 of Klickitat County Washington
Electric System Revenue Refunding Bonds Series 2025
(AGC) (A1/AA)
800,000 5.000
12/01/2026
815,748
1,500,000 5.000
12/01/2032
1,701,831
1,345,000 5.000
12/01/2033
1,535,703
1,350,000 5.000
12/01/2034
1,548,334
State of Washington Motor Vehicle Fuel Tax GO Bonds Series
2005C (AMBAC) (Aaa/AA+)
1,450,000 0.000
(f)
06/01/2026
1,434,419
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Washington – (continued)
State of Washington Various Purpose GO Bonds Series 2022A
(Aaa/AA+)
$ 5,885,000 5.000%
08/01/2027
$ 6,120,955
University Of Washington General Revenue Refunding Term Rate
Bonds Series 2022C (Aa1/AA+)
7,500,000 4.000
(b)(c)
05/01/2048
7,587,407
Washington Health Care Facilities Authority RB
(Commonspirit Health) Series 2019A-2 (A3/A-)
1,545,000 5.000
08/01/2032
1,642,184
Washington Health Care Facilities Authority RB Multicare Health
System Series 2025A (NR/A)
6,500,000 5.000
08/15/2030
7,062,143
Washington State Convention Center Public Facilities District
Junior Lodging Tax Notes 2021 (NR/NR)
4,200,000 4.000
07/01/2031
4,333,811
Washington State Housing Finance Commission Multifamily
Housing RB Camas Flats Apartments Project Series 2024B
(Aa1/NR)
1,200,000 5.000
(b)(c)
02/01/2028
1,225,341
Washington State Housing Finance Commission Multifamily
Housing RB for Ardea at Totem Lake Apartments Project
Series 2023 (Aa1/NR)
3,800,000 5.000
(b)(c)
12/01/2043
3,829,490
Washington State Housing Finance Commission Nonprofit
Housing Revenue and Refunding Tax Exempt Fixed Rate
Bonds for Emerald Heights Project Series 2023A (NR/NR)
285,000 5.000
07/01/2026
287,102
350,000 5.000
07/01/2027
357,902
555,000 5.000
07/01/2028
575,765
Washington State Housing Finance Commission Nonprofit
Refunding RB for Seattle Academy of Arts & Sciences Project
Series 2023 (NR/BBB)
260,000 5.000
(d)
07/01/2028
267,944
740,000 5.125
(d)
07/01/2033
797,099
Washington State University General Revenue Refunding Bonds
2025 (Delayed Delivery) (Aa3/A+)
2,000,000 5.000
04/01/2030
2,193,088
2,000,000 5.000
04/01/2031
2,233,329
2,080,000 5.000
04/01/2032
2,358,440
114,300,307
West Virginia - 0.4%
The County Commission ofOhio County, West Virginia Special
District Excise Tax Revenue Refunding and Improvement
Bonds, Series 2025 A (AG) (NR/AA)
530,000 5.000
06/01/2026
534,116
300,000 5.000
06/01/2027
308,157
300,000 5.000
06/01/2028
314,146
West Virginia Economic Development Authority Appalachian
Power Company – Amos Project Solid Waste Disposal
Facilities RB Series 2011A (Baa1/BBB+) (PUTABLE)
5,000,000 3.300
(b)(c)
01/01/2041
5,037,993
West Virginia Economic Development Authority
Solid Waste Disposal Facilities RB
3,325,000 3.700
(b)(c)
12/01/2042
3,385,761
West Virginia Economic Development Authority Solid
Waste Disposal Facilities Revenue Refunding Bonds
for Wheeling Power Company Project Series 2013A
(NR/BBB+) (PUTABLE)
10,850,000 3.000
(b)(c)
06/01/2037
10,758,863

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
West Virginia – (continued)
West Virginia Economic Development Authority Solid Waste
Disposal Facilities Revenue Refunding Bonds Kentucky
Power Company - Mitchell Project, Series 2014A
(Baa3/BBB) (PUTABLE)
$ 2,675,000 4.700%
(b)(c)
04/01/2036
$ 2,685,942
23,024,978
Wisconsin - 1.7%
City of Milwaukee GO Corporate Purpose Bonds Series 2017 B5
(NR/A-)
315,000 4.000
04/01/2028
315,865
170,000 4.000
04/01/2029
170,488
City of Milwaukee Wisconsin General Obligation Promissory
Notes Series 2022 N3 (AGM) (NR/AA)
2,110,000 5.000
04/01/2026
2,121,746
City of Milwaukee Wisconsin General Obligation Promissory
Notes Series 2022 N7 (BAM) (NR/AA)
765,000 5.000
04/01/2026
769,259
City of Milwaukee Wisconsin General Obligation Promissory
Notes Series 2023 N3 (AGM) (NR/AA)
1,345,000 5.000
04/01/2026
1,352,488
1,350,000 5.000
04/01/2027
1,388,815
City of Milwaukee Wisconsin GO Promissory Notes Series 2025
N2 (AG) (A1/AA)
5,610,000 5.000
12/01/2031
6,256,729
5,670,000 5.000
12/01/2032
6,369,329
Columbia County GO Promissory Notes Series 2024A (Aa1/NR)
4,300,000 5.000
02/01/2031
4,792,810
4,500,000 5.000
02/01/2032
5,096,495
Milwaukee County GO North Shop Promissory Notes Series
2024B (Aa3/AA)
735,000 5.000
08/01/2030
802,765
Public Finance Authority RB Refunding for Fellowship Senior
Living Obligated Group Series 2019 A (NR/NR)
1,925,000 4.000
01/01/2026
1,925,000
2,000,000 4.000
01/01/2027
1,999,002
1,720,000 4.000
01/01/2028
1,720,044
1,860,000 4.000
01/01/2030
1,861,161
Public Finance Authority Student Housing Facilities RB
750,000 5.000
06/01/2030
783,492
1,250,000 5.000
06/01/2035
1,344,025
School District ofNew Richmond St. Croix County, Wisconsin GO
Promissory Notes (Aa2/NR)
1,000,000 4.000
(g)
04/01/2028
1,027,991
Washington County, Wisconsin GO Promissory Notes Series 2025
(Aaa/NR)
1,220,000 4.000
03/01/2034
1,313,869
Waunakee Community School District, Wisconsin Bond
Anticipation Notes, Series 2025 (NR/AA-)
5,750,000 3.625
04/01/2030
5,825,853
Waushara County Note Anticipation Notes Series 2022A (NR/A+)
5,260,000 4.500
06/01/2027
5,265,185
Wisconsin Health & Educational Facilities Authority RB for
Advocate Aurora Health Credit Group Series 2018C-3
(Aa2/AA)
625,000 5.000
(b)(c)
08/15/2054
631,207
Wisconsin Health & Educational Facilities Authority RB Series
2018C-4 (Aa2/AA)
3,400,000 5.000
(b)(c)
08/15/2054
3,638,477
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Wisconsin – (continued)
Wisconsin Health and Educational Facilities Authority RB for
Forensic Science and Protective Medicine Collaboration, Inc.
Project Series 2024 (Baa2/NR)
$ 6,905,000 5.000%
(d)
08/01/2027
$ 6,962,736
Wisconsin Health and Educational Facilities Authority RB Series
2018B-2 Advocate Aurora Health Credit Group (Aa2/AA)
2,500,000 5.000
(b)(c)
08/15/2054
2,524,828
Wisconsin Health and Educational Facilities Authority RB Series
2018C (Aa2/AA)
(SIFMA Municipal Swap Index Yield + 0.18%)
3,490,000 3.500
(c)(e)
08/15/2054
3,475,623
Wisconsin Health and Educational Facilities Authority RB Series
2024A (NR/A+)
10,000,000 5.000
02/15/2029
10,594,690
Wisconsin Health and Educational Facilities Authority RB Series
2025A (NR/A+)
3,000,000 5.000
08/15/2030
3,275,700
Wisconsin Housing and Economic Development Authority
Multifamily Housing Bonds The Intersect Project 2024 Series
I (Aa1/NR)
2,250,000 5.000
(b)(c)
11/01/2058
2,297,514
85,903,186
TOTAL MUNICIPAL BONDS
(Cost $5,055,963,046)
5,102,578,997
Shares
Dividend
    Rate Value
a
Investment Company - 1.6%
(j)
Goldman Sachs Financial Square Treasury Instruments Fund -
Institutional Shares
80,992,651 3.616% 80,992,651
(Cost $80,992,651)
TOTAL INVESTMENTS - 99.8%
(Cost $5,136,955,697)
$ 5,183,571,648
OTHER ASSETS IN EXCESS
OF LIABILITIES - 0.2%
10,332,507
NET ASSETS - 100.0%
$ 5,193,904,155
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Pre-refunded security. Maturity date disclosed is pre-refunding date.
(b) Variable Rate Demand Instruments – rate shown is that
which is in effect on December 31, 2025. Certain variable
rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
(c) Security with “Put” features and resetting interest rates.
Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on December 31, 2025.
(d) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(e) Variable or floating rate security. Except for floating rate notes
(for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2025.
(f) Issued with a zero coupon. Income is recognized through the accretion of discount.
(g) When-issued security.

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
(h) Zero coupon bond until next reset date.
(i) Contingent value instrument that only pays out if a portion of the territory’s Sales and Use Tax outperforms the projections in the Oversight Board’s Certified Fiscal Plan.
(j) Represents an affiliated issuer.
Security ratings disclosed, if any, are issued by either Standard &
Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of
Additional Information.
Investment Abbreviations:
AGC-ICC - American General Contractors-Interstate Commerce
Commission
AGM - Insured by Assured Guaranty Municipal Corp.
AGM-CR - Insured by Assured Guaranty Municipal Corp. Insured
Custodial receipts
AMBAC - Insured by American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax (subject to)
BAM - Build America Mutual Assurance Co.
BHAC - Berkshire Hathaway Assurance Corp.
BHAC-CR - Insured by Berkshire Hathaway Assurance Corp.
Insured Custodial Receipts
CCRC - Congregate Care Retirement Center
CNTY GTD - County Guaranteed
FGIC - Insured by Financial Guaranty Insurance Co.
FHA - Federal Housing Administration
FHLMC - Insured  by Federal Home Loan Mortgage Corp.
FNMA - Insured by Federal National Mortgage Association
GNMA - Insured by Government National Mortgage
Association
GO - General Obligation
HUD SECT 8 - Hud Section 8
IDA - Industrial Development Agency
LP - Limited Partnership
LT - Limited Tax
MTA - Metropolitan Transportation Authority
NATL - National Public Finance Guarantee Corp.
PCRB - Pollution Control Revenue Bond
PSF-GTD - Guaranteed by Permanent School Fund
Q-SBLF - Qualified School Bond Loan Fund
RB - Revenue Bond
REMIC - Real Estate Mortgage Investment Conduit
RMKT - Remarketed
SCH BD
GTY
-
School Bond Guaranty
SD CRED
PROG
-
School District Credit Program
SIFMA - Securities Industry and Financial Markets Association
SOFR - Secured Overnight Financing Rate
SONYMA - State of New York Mortgage Agency
ST AID
WITHHLDG
-
State Aid Withholding
ST APPROP - State Appropriation
ST
INTERCEPT
-
State Aid Intercept
TCRS - Transferable Custody Receipts
UPMC - University of Pittsburgh Medical Center
USD - United States Dollar
UT - Unlimited Tax

Goldman Sachs Municipal Funds
Schedule of Investments
December 31, 2025 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the
Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation
Procedures.
Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider:
(i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or
(ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.
Money Market Funds — Investments in the Goldman Sachs Financial Square Treasury Instruments Fund ("Underlying Money
Market Fund") are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund's accounting policies and investment holdings, please see the Underlying Money Market Fund's shareholder report.
Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts.
Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Goldman Sachs Municipal Funds
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.
i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security.
Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.
Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of December 31, 2025:
Dynamic Municipal Income Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
Corporate Bond $ — $ 10,402,265 $ 21,744,706
Municipal Bond — 11,337,561,390 —
Investment Company 8,552,362 — —
Total
$ 8,552,362 $ 11,347,963,655 $ 21,744,706
€ 1.00 € 1.00 € 1.00
High Yield Municipal Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
Corporate Bond $ — $ 31,174,081 $ 40,450,133
Municipal Bond — 12,537,575,884 —
Investment Company 165,086 — —
Total
$ 165,086 $ 12,568,749,965 $ 40,450,133
€ 1.00 € 1.00 € 1.00
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Municipal Funds
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
The Funds’ risks include, but are not limited to, the following:
Geographic and Sector Risk — If the Fund invests a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector, an adverse economic, business, political, environmental or other development affecting that state, region or sector may affect the value of the Fund’s investments more than if its investments were not so focused.
Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund’s performance. In addition, changes to monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of a Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.
Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. In addition, the Fund will be affected by the investment policies, practices and performance of such investment companies in direct proportion to the amount of assets the Fund invests therein.
Municipal Income Completion Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
Corporate Bond $ — $ 148,318 $ 1,047,830
Municipal Bond — 308,715,531 —
Investment Company 2,204,477 — —
Total
$ 2,204,477 $ 308,863,849 $ 1,047,830
€ 1.00 € 1.00 € 1.00
Derivative Type
Liabilities
Futures Contracts
(a)
$ (82,579) $ — $ —
€ 1.00 € 1.00 € 1.00
Short Duration Tax-Free Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
Municipal Bond $ — $ 5,102,044,881 $ —
Short-Term Investment — 534,116 —
Investment Company 80,992,651 — —
Total
$ 80,992,651 $ 5,102,578,997 $ —
€ 1.00 € 1.00 € 1.00
(a)
Amount shown represents unrealized gain (loss) at period end.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Municipal Funds
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.
Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’
interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.
Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Municipal Securities Risk — Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. A
Fund may be more sensitive to adverse economic, business, political, environmental or other developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level.
Non-Investment Grade Fixed Income Securities Risk — Non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) are considered speculative and are subject to the increased risk of an issuer's inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific issuer developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less liquidity. A Fund may purchase the securities of issuers that are in default.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Municipal Funds
Schedule of Investments
(continued)
December 31, 2025 (Unaudited)
State/Territory Specific Risk — A Fund’s investments in municipal obligations of issuers located in a particular state or U.S. territory may be adversely affected by political, economic and regulatory developments within that state or U.S. territory. Such developments may affect the financial condition of a state’s or territory’s political subdivisions, agencies, instrumentalities and public authorities and heighten the risks associated with investing in bonds issued by such parties, which could, in turn, adversely affect a Fund’s income,
NAV, liquidity, and/or ability to preserve or realize capital appreciation.
Tax Risk — Any proposed or actual changes in income tax rates or the tax-exempt status of interest income from Municipal Securities can significantly affect the demand for and supply, liquidity and marketability of Municipal Securities. Such changes may affect a
Fund’s net asset value and ability to acquire and dispose of Municipal Securities at desirable yield and price levels.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)